UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund: iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service: The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 03/31/2026

Date of reporting period: 03/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares Biotechnology ETF

IBB | NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Biotechnology ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Biotechnology ETF	$51	0.44%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 32.35%.

  For the same period, the MSCI USA Index returned 17.74% and the NYSE Biotechnology Index (Spliced) returned 32.83%.

What contributed to performance?

U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. In the healthcare sector, biotechnology stocks were the largest contributors to the Fund’s performance. Driving performance was robust merger and acquisition activity, as large pharmaceutical companies, facing impending patent expirations on several blockbuster drugs, turned to emerging biotech firms to replenish their pipelines. Further tailwinds included transformative innovation, positive trial results, and regulatory developments. Additionally, firms that provide life sciences tools and services benefited from resilient end-market demand.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	MSCI USA Index	NYSE Biotechnology Index (Spliced)
Apr 16	$10,286	$10,049	$10,287
May 16	$10,723	$10,233	$10,728
Jun 16	$9,883	$10,260	$9,888
Jul 16	$11,110	$10,649	$11,117
Aug 16	$10,782	$10,665	$10,792
Sep 16	$11,110	$10,677	$11,123
Oct 16	$9,844	$10,474	$9,857
Nov 16	$10,514	$10,853	$10,531
Dec 16	$10,180	$11,055	$10,199
Jan 17	$10,682	$11,284	$10,705
Feb 17	$11,411	$11,728	$11,438
Mar 17	$11,275	$11,744	$11,304
Apr 17	$11,439	$11,871	$11,471
May 17	$10,992	$12,033	$11,024
Jun 17	$11,928	$12,109	$11,968
Jul 17	$12,270	$12,355	$12,315
Aug 17	$12,828	$12,396	$12,880
Sep 17	$12,839	$12,649	$12,894
Oct 17	$12,089	$12,938	$12,145
Nov 17	$12,157	$13,332	$12,218
Dec 17	$12,339	$13,477	$12,405
Jan 18	$13,193	$14,250	$13,269
Feb 18	$12,490	$13,727	$12,565
Mar 18	$12,337	$13,392	$12,413
Apr 18	$11,968	$13,446	$12,044
May 18	$12,533	$13,774	$12,616
Jun 18	$12,706	$13,867	$12,795
Jul 18	$13,485	$14,365	$13,584
Aug 18	$14,140	$14,841	$14,245
Sep 18	$14,120	$14,909	$14,227
Oct 18	$12,055	$13,874	$12,151
Nov 18	$12,625	$14,144	$12,729
Dec 18	$11,211	$12,870	$11,306
Jan 19	$12,710	$13,928	$12,820
Feb 19	$13,052	$14,395	$13,170
Mar 19	$12,943	$14,661	$13,063
Apr 19	$12,315	$15,249	$12,434
May 19	$11,569	$14,285	$11,684
Jun 19	$12,640	$15,288	$12,769
Jul 19	$12,251	$15,524	$12,376
Aug 19	$11,932	$15,254	$12,057
Sep 19	$11,545	$15,525	$11,668
Oct 19	$12,438	$15,863	$12,571
Nov 19	$13,862	$16,460	$14,016
Dec 19	$13,986	$16,942	$14,145
Jan 20	$13,199	$16,976	$13,352
Feb 20	$13,243	$15,591	$13,400
Mar 20	$12,533	$13,614	$12,692
Apr 20	$14,414	$15,404	$14,598
May 20	$15,637	$16,206	$15,840
Jun 20	$15,894	$16,576	$16,106
Jul 20	$15,620	$17,559	$15,832
Aug 20	$15,765	$18,878	$15,983
Sep 20	$15,746	$18,174	$15,974
Oct 20	$15,154	$17,701	$15,378
Nov 20	$16,844	$19,749	$17,100
Dec 20	$17,608	$20,563	$17,882
Jan 21	$18,703	$20,372	$19,001
Feb 21	$18,271	$20,904	$18,568
Mar 21	$17,501	$21,691	$17,784
Apr 21	$18,015	$22,871	$18,313
May 21	$17,661	$22,981	$17,960
Jun 21	$19,061	$23,621	$19,394
Jul 21	$19,306	$24,180	$19,650
Aug 21	$20,076	$24,893	$20,440
Sep 21	$18,830	$23,718	$19,177
Oct 21	$18,598	$25,372	$18,947
Nov 21	$17,959	$25,117	$18,301
Dec 21	$17,783	$26,109	$18,127
Jan 22	$15,382	$24,631	$15,684
Feb 22	$14,706	$23,909	$14,998
Mar 22	$15,186	$24,750	$15,494
Apr 22	$13,605	$22,506	$13,884
May 22	$13,610	$22,457	$13,892
Jun 22	$13,729	$20,598	$14,021
Jul 22	$14,460	$22,519	$14,772
Aug 22	$14,154	$21,637	$14,464
Sep 22	$13,677	$19,631	$13,982
Oct 22	$15,029	$21,189	$15,368
Nov 22	$15,935	$22,342	$16,299
Dec 22	$15,366	$21,028	$15,722
Jan 23	$15,961	$22,412	$16,336
Feb 23	$14,885	$21,877	$15,238
Mar 23	$15,117	$22,654	$15,477
Apr 23	$15,270	$22,941	$15,636
May 23	$14,777	$23,090	$15,137
Jun 23	$14,855	$24,630	$15,219
Jul 23	$15,118	$25,478	$15,495
Aug 23	$15,060	$25,049	$15,440
Sep 23	$14,327	$23,874	$14,691
Oct 23	$13,318	$23,325	$13,662
Nov 23	$14,165	$25,524	$14,536
Dec 23	$15,922	$26,726	$16,347
Jan 24	$15,755	$27,143	$16,180
Feb 24	$16,052	$28,599	$16,491
Mar 24	$16,108	$29,509	$16,552
Apr 24	$14,889	$28,291	$15,304
May 24	$15,698	$29,642	$16,141
Jun 24	$16,105	$30,702	$16,564
Jul 24	$17,348	$31,088	$17,843
Aug 24	$17,395	$31,837	$17,895
Sep 24	$17,108	$32,522	$17,605
Oct 24	$16,488	$32,282	$16,972
Nov 24	$16,642	$34,303	$17,133
Dec 24	$15,539	$33,430	$16,004
Jan 25	$16,305	$34,447	$16,795
Feb 25	$16,110	$33,905	$16,598
Mar 25	$15,049	$31,921	$15,510
Apr 25	$14,911	$31,758	$15,374
May 25	$14,328	$33,807	$14,777
Jun 25	$14,893	$35,547	$15,363
Jul 25	$15,624	$36,360	$16,121
Aug 25	$16,263	$37,074	$16,781
Sep 25	$16,998	$38,435	$17,543
Oct 25	$18,772	$39,348	$19,384
Nov 25	$20,447	$39,359	$21,120
Dec 25	$19,895	$39,363	$20,558
Jan 26	$20,321	$39,872	$21,003
Feb 26	$20,665	$39,521	$21,365
Mar 26	$19,919	$37,584	$20,602

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	32.35%	2.62%	7.13%
MSCI USA Index...
	17.74	11.62	14.16
NYSE Biotechnology Index (Spliced)...
	32.83	2.99	7.50

Key Fund statistics

Table Summary
Net Assets...
$8,139,614,552
Number of Portfolio Holdings...
259
Net Investment Advisory Fees...
$29,064,562
Portfolio Turnover Rate...
27%

The NYSE Biotechnology Index (Spliced) reflects the performance of the NASDAQ Biotechnology Index through June 20, 2021 and the NYSE Biotechnology Index thereafter, which reflect the times when each index was the underlying index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Biotechnology...
89.4%
Life Sciences Tools & Services...
6.4
Pharmaceuticals...
4.0
Health Care Providers & Services...
0.1
Health Care Equipment & Supplies...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Gilead Sciences, Inc...
7.8%
Amgen, Inc...
7.5
Vertex Pharmaceuticals, Inc...
7.4
Regeneron Pharmaceuticals, Inc...
7.2
Alnylam Pharmaceuticals, Inc...
4.0
Insmed, Inc...
3.2
Argenx SE, ADR...
3.1
Biogen, Inc...
2.5
Natera, Inc...
2.4
United Therapeutics Corp...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. or ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Biotechnology ETF

Annual Shareholder Report — March 31, 2026

IBB-03/26-AR

iShares Core S&P 500 ETF

IVV | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Core S&P 500 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P 500 ETF	$3	0.03%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 17.78%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P 500 returned 17.80%.

What contributed to performance?

Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Companies that provide semiconductors and semiconductor equipment benefited from surging artificial intelligence (“AI”) infrastructure demand, as hyperscale data center expansion spurred increased chip production and investment in semiconductor manufacturing capacity. Technology hardware and equipment stocks also contributed as a consumer-facing technology hardware company gained following a major smartphone launch that drove record sales, while growth in services and subscription revenue supported margins. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. The industrials sector also contributed, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P 500
Apr 16	$10,038	$10,062	$10,039
May 16	$10,218	$10,242	$10,219
Jun 16	$10,244	$10,262	$10,246
Jul 16	$10,621	$10,670	$10,623
Aug 16	$10,635	$10,699	$10,638
Sep 16	$10,637	$10,718	$10,640
Oct 16	$10,442	$10,483	$10,446
Nov 16	$10,829	$10,949	$10,833
Dec 16	$11,042	$11,162	$11,047
Jan 17	$11,251	$11,379	$11,257
Feb 17	$11,698	$11,799	$11,704
Mar 17	$11,712	$11,808	$11,717
Apr 17	$11,832	$11,931	$11,838
May 17	$11,997	$12,053	$12,004
Jun 17	$12,072	$12,164	$12,079
Jul 17	$12,320	$12,393	$12,327
Aug 17	$12,357	$12,416	$12,365
Sep 17	$12,612	$12,719	$12,620
Oct 17	$12,906	$12,995	$12,915
Nov 17	$13,301	$13,389	$13,311
Dec 17	$13,449	$13,524	$13,459
Jan 18	$14,219	$14,242	$14,229
Feb 18	$13,694	$13,714	$13,705
Mar 18	$13,346	$13,442	$13,357
Apr 18	$13,396	$13,490	$13,408
May 18	$13,719	$13,871	$13,731
Jun 18	$13,803	$13,963	$13,815
Jul 18	$14,316	$14,430	$14,329
Aug 18	$14,782	$14,932	$14,796
Sep 18	$14,865	$14,955	$14,881
Oct 18	$13,849	$13,848	$13,864
Nov 18	$14,131	$14,125	$14,146
Dec 18	$12,854	$12,808	$12,869
Jan 19	$13,884	$13,911	$13,900
Feb 19	$14,329	$14,399	$14,346
Mar 19	$14,608	$14,606	$14,625
Apr 19	$15,199	$15,188	$15,217
May 19	$14,233	$14,208	$14,250
Jun 19	$15,236	$15,203	$15,255
Jul 19	$15,454	$15,426	$15,474
Aug 19	$15,209	$15,115	$15,229
Sep 19	$15,494	$15,376	$15,514
Oct 19	$15,828	$15,702	$15,850
Nov 19	$16,402	$16,297	$16,425
Dec 19	$16,896	$16,766	$16,921
Jan 20	$16,889	$16,745	$16,914
Feb 20	$15,499	$15,374	$15,522
Mar 20	$13,584	$13,251	$13,605
Apr 20	$15,326	$15,008	$15,349
May 20	$16,056	$15,814	$16,080
Jun 20	$16,374	$16,178	$16,399
Jul 20	$17,297	$17,093	$17,324
Aug 20	$18,540	$18,321	$18,569
Sep 20	$17,836	$17,647	$17,864
Oct 20	$17,361	$17,271	$17,389
Nov 20	$19,261	$19,382	$19,292
Dec 20	$20,001	$20,251	$20,034
Jan 21	$19,799	$20,186	$19,832
Feb 21	$20,343	$20,832	$20,378
Mar 21	$21,234	$21,557	$21,271
Apr 21	$22,367	$22,664	$22,406
May 21	$22,522	$22,767	$22,563
Jun 21	$23,047	$23,344	$23,089
Jul 21	$23,594	$23,746	$23,638
Aug 21	$24,310	$24,425	$24,357
Sep 21	$23,179	$23,316	$23,224
Oct 21	$24,803	$24,882	$24,851
Nov 21	$24,631	$24,516	$24,679
Dec 21	$25,734	$25,447	$25,785
Jan 22	$24,401	$23,919	$24,450
Feb 22	$23,670	$23,318	$23,718
Mar 22	$24,549	$24,073	$24,599
Apr 22	$22,407	$21,902	$22,454
May 22	$22,447	$21,858	$22,495
Jun 22	$20,594	$20,020	$20,638
Jul 22	$22,493	$21,898	$22,541
Aug 22	$21,575	$21,071	$21,622
Sep 22	$19,588	$19,107	$19,631
Oct 22	$21,173	$20,666	$21,220
Nov 22	$22,356	$21,757	$22,406
Dec 22	$21,067	$20,478	$21,115
Jan 23	$22,390	$21,906	$22,442
Feb 23	$21,843	$21,398	$21,894
Mar 23	$22,645	$21,961	$22,698
Apr 23	$22,998	$22,181	$23,052
May 23	$23,097	$22,278	$23,152
Jun 23	$24,623	$23,804	$24,682
Jul 23	$25,413	$24,662	$25,475
Aug 23	$25,010	$24,178	$25,069
Sep 23	$23,817	$23,021	$23,874
Oct 23	$23,316	$22,401	$23,372
Nov 23	$25,445	$24,503	$25,507
Dec 23	$26,600	$25,814	$26,665
Jan 24	$27,046	$26,099	$27,114
Feb 24	$28,489	$27,518	$28,561
Mar 24	$29,405	$28,407	$29,480
Apr 24	$28,203	$27,155	$28,276
May 24	$29,601	$28,444	$29,678
Jun 24	$30,662	$29,327	$30,743
Jul 24	$31,035	$29,866	$31,117
Aug 24	$31,786	$30,506	$31,872
Sep 24	$32,464	$31,134	$32,553
Oct 24	$32,169	$30,912	$32,258
Nov 24	$34,057	$32,971	$34,151
Dec 24	$33,244	$31,977	$33,337
Jan 25	$34,168	$32,957	$34,265
Feb 25	$33,722	$32,335	$33,818
Mar 25	$31,820	$30,420	$31,913
Apr 25	$31,604	$30,211	$31,696
May 25	$33,592	$32,146	$33,692
Jun 25	$35,300	$33,793	$35,405
Jul 25	$36,091	$34,564	$36,199
Aug 25	$36,823	$35,349	$36,933
Sep 25	$38,167	$36,570	$38,281
Oct 25	$39,059	$37,374	$39,178
Nov 25	$39,154	$37,433	$39,274
Dec 25	$39,176	$37,431	$39,298
Jan 26	$39,743	$38,014	$39,868
Feb 26	$39,440	$37,805	$39,565
Mar 26	$37,475	$35,939	$37,594

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	17.78%	12.03%	14.12%
S&P Total Market Index...
	18.14	10.76	13.65
S&P 500...
	17.80	12.06	14.16

Key Fund statistics

Table Summary
Net Assets...
$720,151,759,493
Number of Portfolio Holdings...
506
Net Investment Advisory Fees...
$200,972,097
Portfolio Turnover Rate...
3%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.9%
Financials...
12.6
Communication Services...
10.3
Consumer Discretionary...
9.9
Health Care...
9.4
Industrials...
9.0
Consumer Staples...
5.3
Energy...
4.0
Utilities...
2.5
Materials...
2.1
Real Estate...
2.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.6%
Apple, Inc...
6.7
Microsoft Corp...
4.9
Amazon.com, Inc...
3.6
Alphabet, Inc., Class A...
3.0
Broadcom, Inc...
2.6
Alphabet, Inc., Class C, NVS...
2.4
Meta Platforms, Inc., Class A...
2.2
Tesla, Inc...
1.9
Berkshire Hathaway, Inc., Class B...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core S&P 500 ETF

Annual Shareholder Report — March 31, 2026

IVV-03/26-AR

iShares Core S&P Total U.S. Stock Market ETF

ITOT | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Total U.S. Stock Market ETF	$3	0.03%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 18.10%.

  For the same period, the S&P Total Market Index returned 18.14%.

What contributed to performance?

Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Companies that provide semiconductors and semiconductor equipment benefited from surging artificial intelligence (“AI”) infrastructure demand, as hyperscale data center expansion spurred increased chip production and investment in semiconductor manufacturing capacity. Technology hardware and equipment stocks also contributed as a consumer-facing technology hardware company gained following a major smartphone launch that drove record sales, while growth in services and subscription revenue supported margins. The industrials sector advanced due to record U.S. defense budgets, aircraft upgrades, infrastructure spending, and surging global orders amid geopolitical tensions. Additionally, an interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index
Apr 16	$10,062	$10,062
May 16	$10,242	$10,242
Jun 16	$10,261	$10,262
Jul 16	$10,668	$10,670
Aug 16	$10,699	$10,699
Sep 16	$10,717	$10,718
Oct 16	$10,477	$10,483
Nov 16	$10,940	$10,949
Dec 16	$11,154	$11,162
Jan 17	$11,372	$11,379
Feb 17	$11,792	$11,799
Mar 17	$11,802	$11,808
Apr 17	$11,924	$11,931
May 17	$12,044	$12,053
Jun 17	$12,156	$12,164
Jul 17	$12,382	$12,393
Aug 17	$12,406	$12,416
Sep 17	$12,713	$12,719
Oct 17	$12,989	$12,995
Nov 17	$13,388	$13,389
Dec 17	$13,522	$13,524
Jan 18	$14,238	$14,242
Feb 18	$13,713	$13,714
Mar 18	$13,440	$13,442
Apr 18	$13,489	$13,490
May 18	$13,869	$13,871
Jun 18	$13,960	$13,963
Jul 18	$14,429	$14,430
Aug 18	$14,930	$14,932
Sep 18	$14,952	$14,955
Oct 18	$13,848	$13,848
Nov 18	$14,126	$14,125
Dec 18	$12,810	$12,808
Jan 19	$13,915	$13,911
Feb 19	$14,401	$14,399
Mar 19	$14,607	$14,606
Apr 19	$15,187	$15,188
May 19	$14,208	$14,208
Jun 19	$15,202	$15,203
Jul 19	$15,425	$15,426
Aug 19	$15,115	$15,115
Sep 19	$15,376	$15,376
Oct 19	$15,701	$15,702
Nov 19	$16,295	$16,297
Dec 19	$16,765	$16,766
Jan 20	$16,742	$16,745
Feb 20	$15,372	$15,374
Mar 20	$13,251	$13,251
Apr 20	$15,007	$15,008
May 20	$15,811	$15,814
Jun 20	$16,175	$16,178
Jul 20	$17,089	$17,093
Aug 20	$18,317	$18,321
Sep 20	$17,641	$17,647
Oct 20	$17,265	$17,271
Nov 20	$19,378	$19,382
Dec 20	$20,243	$20,251
Jan 21	$20,173	$20,186
Feb 21	$20,818	$20,832
Mar 21	$21,543	$21,557
Apr 21	$22,652	$22,664
May 21	$22,753	$22,767
Jun 21	$23,330	$23,344
Jul 21	$23,731	$23,746
Aug 21	$24,409	$24,425
Sep 21	$23,300	$23,316
Oct 21	$24,866	$24,882
Nov 21	$24,499	$24,516
Dec 21	$25,433	$25,447
Jan 22	$23,910	$23,919
Feb 22	$23,310	$23,318
Mar 22	$24,063	$24,073
Apr 22	$21,893	$21,902
May 22	$21,851	$21,858
Jun 22	$20,014	$20,020
Jul 22	$21,892	$21,898
Aug 22	$21,066	$21,071
Sep 22	$19,101	$19,107
Oct 22	$20,658	$20,666
Nov 22	$21,748	$21,757
Dec 22	$20,470	$20,478
Jan 23	$21,899	$21,906
Feb 23	$21,391	$21,398
Mar 23	$21,955	$21,961
Apr 23	$22,175	$22,181
May 23	$22,271	$22,278
Jun 23	$23,797	$23,804
Jul 23	$24,654	$24,662
Aug 23	$24,174	$24,178
Sep 23	$23,017	$23,021
Oct 23	$22,396	$22,401
Nov 23	$24,505	$24,503
Dec 23	$25,814	$25,814
Jan 24	$26,098	$26,099
Feb 24	$27,514	$27,518
Mar 24	$28,400	$28,407
Apr 24	$27,149	$27,155
May 24	$28,438	$28,444
Jun 24	$29,322	$29,327
Jul 24	$29,861	$29,866
Aug 24	$30,500	$30,506
Sep 24	$31,129	$31,134
Oct 24	$30,907	$30,912
Nov 24	$32,962	$32,971
Dec 24	$31,963	$31,977
Jan 25	$32,945	$32,957
Feb 25	$32,322	$32,335
Mar 25	$30,409	$30,420
Apr 25	$30,197	$30,211
May 25	$32,129	$32,146
Jun 25	$33,774	$33,793
Jul 25	$34,543	$34,564
Aug 25	$35,326	$35,349
Sep 25	$36,542	$36,570
Oct 25	$37,345	$37,374
Nov 25	$37,405	$37,433
Dec 25	$37,404	$37,431
Jan 26	$37,985	$38,014
Feb 26	$37,778	$37,805
Mar 26	$35,915	$35,939

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	18.10%	10.76%	13.64%
S&P Total Market Index...
	18.14	10.76	13.65

Key Fund statistics

Table Summary
Net Assets...
$79,707,061,773
Number of Portfolio Holdings...
2,494
Net Investment Advisory Fees...
$22,495,596
Portfolio Turnover Rate...
3%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.0%
Financials...
12.9
Industrials...
10.3
Health Care...
10.0
Consumer Discretionary...
9.9
Communication Services...
9.5
Consumer Staples...
5.0
Energy...
4.2
Utilities...
2.5
Materials...
2.4
Real Estate...
2.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
6.7%
Apple, Inc...
5.9
Microsoft Corp...
4.3
Amazon.com, Inc...
3.2
Alphabet, Inc., Class A...
2.6
Broadcom, Inc...
2.3
Alphabet, Inc., Class C, NVS...
2.1
Meta Platforms, Inc., Class A...
2.0
Tesla, Inc...
1.7
Berkshire Hathaway, Inc., Class B...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core S&P Total U.S. Stock Market ETF

Annual Shareholder Report — March 31, 2026

ITOT-03/26-AR

iShares Expanded Tech Sector ETF

IGM | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Expanded Tech Sector ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech Sector ETF	$43	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 30.95%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P North American Expanded Technology Sector Index™ (Spliced) returned 31.46%

What contributed to performance?

Semiconductor stocks were the largest contributors to the Fund's return during the reporting period, driven by robust demand for artificial intelligence ("AI"), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. More broadly, as AI applications have grown more sophisticated, the chips required to power them have become increasingly complex and expensive to produce, a dynamic that has supported strong pricing power and revenue growth across the sector. Technology hardware and equipment stocks also contributed, led by a consumer facing technology company, which gained amid resilient consumer demand and growing services revenue, while specialized component makers benefited from surging AI data center buildout. Further, an interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services.

What detracted from performance?

During the reporting period, software and services stocks marginally detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software business models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P North American Expanded Technology Sector Index™ (Spliced)
Apr 16	$9,680	$10,062	$9,683
May 16	$10,200	$10,242	$10,208
Jun 16	$9,966	$10,262	$9,977
Jul 16	$10,702	$10,670	$10,719
Aug 16	$10,928	$10,699	$10,951
Sep 16	$11,230	$10,718	$11,259
Oct 16	$11,155	$10,483	$11,188
Nov 16	$11,155	$10,949	$11,190
Dec 16	$11,263	$11,162	$11,304
Jan 17	$11,811	$11,379	$11,859
Feb 17	$12,330	$11,799	$12,385
Mar 17	$12,613	$11,808	$12,673
Apr 17	$12,941	$11,931	$13,008
May 17	$13,514	$12,053	$13,590
Jun 17	$13,201	$12,164	$13,281
Jul 17	$13,768	$12,393	$13,857
Aug 17	$14,059	$12,416	$14,156
Sep 17	$14,202	$12,719	$14,306
Oct 17	$15,271	$12,995	$15,388
Nov 17	$15,451	$13,389	$15,576
Dec 17	$15,444	$13,524	$15,574
Jan 18	$16,918	$14,242	$17,069
Feb 18	$16,987	$13,714	$17,144
Mar 18	$16,457	$13,442	$16,616
Apr 18	$16,584	$13,490	$16,752
May 18	$17,667	$13,871	$17,855
Jun 18	$17,710	$13,963	$17,905
Jul 18	$18,003	$14,430	$18,209
Aug 18	$19,322	$14,932	$19,551
Sep 18	$19,261	$14,955	$19,496
Oct 18	$17,281	$13,848	$17,498
Nov 18	$17,221	$14,125	$17,442
Dec 18	$15,836	$12,808	$16,031
Jan 19	$17,443	$13,911	$17,668
Feb 19	$18,262	$14,399	$18,505
Mar 19	$19,011	$14,606	$19,271
Apr 19	$20,236	$15,188	$20,522
May 19	$18,542	$14,208	$18,808
Jun 19	$19,930	$15,203	$20,223
Jul 19	$20,573	$15,426	$20,882
Aug 19	$20,037	$15,115	$20,345
Sep 19	$20,066	$15,376	$20,382
Oct 19	$20,709	$15,702	$21,044
Nov 19	$21,690	$16,297	$22,050
Dec 19	$22,437	$16,766	$22,818
Jan 20	$23,265	$16,745	$23,669
Feb 20	$21,743	$15,374	$22,128
Mar 20	$19,678	$13,251	$20,035
Apr 20	$22,842	$15,008	$23,264
May 20	$24,556	$15,814	$25,018
Jun 20	$25,943	$16,178	$26,444
Jul 20	$27,670	$17,093	$28,216
Aug 20	$30,436	$18,321	$31,046
Sep 20	$28,719	$17,647	$29,305
Oct 20	$27,936	$17,271	$28,516
Nov 20	$31,156	$19,382	$31,816
Dec 20	$32,522	$20,251	$33,222
Jan 21	$32,267	$20,186	$32,973
Feb 21	$33,321	$20,832	$34,061
Mar 21	$33,553	$21,557	$34,309
Apr 21	$35,667	$22,664	$36,485
May 21	$35,252	$22,767	$36,069
Jun 21	$37,580	$23,344	$38,467
Jul 21	$38,482	$23,746	$39,402
Aug 21	$39,946	$24,425	$40,915
Sep 21	$37,580	$23,316	$38,505
Oct 21	$40,043	$24,882	$41,043
Nov 21	$40,438	$24,516	$41,465
Dec 21	$40,877	$25,447	$41,930
Jan 22	$37,110	$23,919	$38,076
Feb 22	$35,190	$23,318	$36,119
Mar 22	$36,156	$24,073	$37,123
Apr 22	$30,974	$21,902	$31,815
May 22	$30,497	$21,858	$31,334
Jun 22	$27,457	$20,020	$28,220
Jul 22	$30,993	$21,898	$31,866
Aug 22	$29,220	$21,071	$30,053
Sep 22	$25,789	$19,107	$26,533
Oct 22	$26,893	$20,666	$27,678
Nov 22	$28,542	$21,757	$29,387
Dec 22	$26,218	$20,478	$27,004
Jan 23	$29,383	$21,906	$30,275
Feb 23	$28,998	$21,398	$29,887
Mar 23	$31,796	$21,961	$32,783
Apr 23	$31,681	$22,181	$32,675
May 23	$34,906	$22,278	$36,015
Jun 23	$36,818	$23,804	$37,999
Jul 23	$38,683	$24,662	$39,937
Aug 23	$38,177	$24,178	$39,426
Sep 23	$35,894	$23,021	$37,080
Oct 23	$35,085	$22,401	$36,253
Nov 23	$39,680	$24,503	$40,970
Dec 23	$42,123	$25,814	$43,506
Jan 24	$44,000	$26,099	$45,459
Feb 24	$47,514	$27,518	$49,105
Mar 24	$48,638	$28,407	$50,283
Apr 24	$46,134	$27,155	$47,712
May 24	$49,294	$28,444	$50,996
Jun 24	$53,248	$29,327	$55,105
Jul 24	$51,823	$29,866	$53,649
Aug 24	$52,618	$30,506	$54,489
Sep 24	$54,233	$31,134	$56,181
Oct 24	$54,013	$30,912	$55,972
Nov 24	$57,241	$32,971	$59,337
Dec 24	$57,689	$31,977	$59,824
Jan 25	$59,385	$32,957	$61,605
Feb 25	$56,622	$32,335	$58,752
Mar 25	$51,277	$30,420	$53,222
Apr 25	$52,506	$30,211	$54,515
May 25	$58,112	$32,146	$60,356
Jun 25	$63,583	$33,793	$66,061
Jul 25	$65,646	$34,564	$68,228
Aug 25	$66,375	$35,349	$69,006
Sep 25	$71,368	$36,570	$74,221
Oct 25	$75,837	$37,374	$78,897
Nov 25	$73,884	$37,433	$76,888
Dec 25	$73,164	$37,431	$76,162
Jan 26	$73,092	$38,014	$76,109
Feb 26	$70,379	$37,805	$73,305
Mar 26	$67,150	$35,939	$69,963

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	30.95%	14.88%	20.98%
S&P Total Market Index...
	18.14	10.76	13.65
S&P North American Expanded Technology Sector Index™ (Spliced)...
	31.46	15.32	21.47

Key Fund statistics

Table Summary
Net Assets...
$7,748,885,560
Number of Portfolio Holdings...
293
Net Investment Advisory Fees...
$29,323,603
Portfolio Turnover Rate...
14%

The S&P North American Expanded Technology Sector Index™ (Spliced) reflects the performance of the S&P North American Technology Sector Index™ through December 23, 2018 and the S&P North America Expanded Technology Sector Index™ thereafter, which reflect the times when each index was the underlying index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
34.3%
Software...
23.2
Interactive Media & Services...
12.9
Technology Hardware, Storage & Peripherals...
11.6
IT Services...
5.4
Electronic Equipment, Instruments & Components...
4.7
Communications Equipment...
4.4
Entertainment...
3.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
8.8%
NVIDIA Corp...
8.5
Microsoft Corp...
8.2
Broadcom, Inc...
8.2
Alphabet, Inc., Class A...
4.7
Meta Platforms, Inc., Class A...
4.2
Alphabet, Inc., Class C, NVS...
3.7
Netflix, Inc...
2.7
Micron Technology, Inc...
2.5
Palantir Technologies, Inc., Class A...
2.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Expanded Tech Sector ETF

Annual Shareholder Report — March 31, 2026

IGM-03/26-AR

iShares Expanded Tech-Software Sector ETF

IGV | Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Expanded Tech-Software Sector ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech-Software Sector ETF	$36	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned (10.18)%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P North American Expanded Technology Software Index™ (Spliced) returned (9.87)%.

What contributed to performance?

A software company contributed to the Fund’s return during the reporting period amid surging demand for its platforms, which enable organizations to integrate and analyze vast datasets as well as major contract wins.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid growing investor concerns over artificial intelligence (“AI”) tools could disrupt the revenue streams of traditional software business models. Application software companies faced pressure as investors reassessed the sustainability of subscription-based and seat-driven pricing structures in a rapidly evolving AI landscape. In particular, concerns centered on the potential for AI-enabled tools to compress pricing, reduce switching costs, and shift value toward platform providers and infrastructure layers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P North American Expanded Technology Software Index™ (Spliced)
Apr 16	$9,974	$10,062	$9,978
May 16	$10,550	$10,242	$10,559
Jun 16	$10,452	$10,262	$10,464
Jul 16	$10,958	$10,670	$10,975
Aug 16	$11,188	$10,699	$11,210
Sep 16	$11,292	$10,718	$11,315
Oct 16	$11,180	$10,483	$11,207
Nov 16	$11,119	$10,949	$11,134
Dec 16	$10,822	$11,162	$10,841
Jan 17	$11,657	$11,379	$11,681
Feb 17	$12,212	$11,799	$12,242
Mar 17	$12,582	$11,808	$12,619
Apr 17	$12,999	$11,931	$13,041
May 17	$13,782	$12,053	$13,834
Jun 17	$13,626	$12,164	$13,681
Jul 17	$14,151	$12,393	$14,215
Aug 17	$14,679	$12,416	$14,751
Sep 17	$14,562	$12,719	$14,638
Oct 17	$15,573	$12,995	$15,661
Nov 17	$15,516	$13,389	$15,608
Dec 17	$15,385	$13,524	$15,482
Jan 18	$16,936	$14,242	$17,050
Feb 18	$17,076	$13,714	$17,196
Mar 18	$16,898	$13,442	$17,025
Apr 18	$17,290	$13,490	$17,427
May 18	$18,216	$13,871	$18,367
Jun 18	$18,187	$13,963	$18,345
Jul 18	$18,473	$14,430	$18,640
Aug 18	$20,003	$14,932	$20,195
Sep 18	$20,419	$14,955	$20,621
Oct 18	$18,253	$13,848	$18,440
Nov 18	$18,494	$14,125	$18,691
Dec 18	$17,298	$12,808	$17,392
Jan 19	$19,166	$13,911	$19,278
Feb 19	$20,655	$14,399	$20,782
Mar 19	$21,019	$14,606	$21,161
Apr 19	$22,136	$15,188	$22,295
May 19	$20,584	$14,208	$20,739
Jun 19	$21,800	$15,203	$21,972
Jul 19	$22,148	$15,426	$22,327
Aug 19	$21,540	$15,115	$21,731
Sep 19	$21,134	$15,376	$21,328
Oct 19	$21,435	$15,702	$21,639
Nov 19	$23,138	$16,297	$23,364
Dec 19	$23,242	$16,766	$23,476
Jan 20	$24,806	$16,745	$25,066
Feb 20	$23,425	$15,374	$23,682
Mar 20	$21,046	$13,251	$21,286
Apr 20	$24,164	$15,008	$24,446
May 20	$26,823	$15,814	$27,145
Jun 20	$28,524	$16,178	$28,878
Jul 20	$29,641	$17,093	$30,018
Aug 20	$32,524	$18,321	$32,951
Sep 20	$31,286	$17,647	$31,707
Oct 20	$30,521	$17,271	$30,942
Nov 20	$33,843	$19,382	$34,323
Dec 20	$35,521	$20,251	$36,039
Jan 21	$35,033	$20,186	$35,554
Feb 21	$35,578	$20,832	$36,118
Mar 21	$34,243	$21,557	$34,773
Apr 21	$36,220	$22,664	$36,794
May 21	$36,002	$22,767	$36,584
Jun 21	$39,184	$23,344	$39,833
Jul 21	$40,456	$23,746	$41,144
Aug 21	$42,434	$24,425	$43,171
Sep 21	$40,039	$23,316	$40,748
Oct 21	$44,068	$24,882	$44,865
Nov 21	$41,584	$24,516	$42,347
Dec 21	$39,865	$25,447	$40,609
Jan 22	$35,711	$23,919	$36,390
Feb 22	$34,335	$23,318	$34,998
Mar 22	$34,538	$24,073	$35,217
Apr 22	$30,102	$21,902	$30,704
May 22	$28,688	$21,858	$29,269
Jun 22	$27,069	$20,020	$27,623
Jul 22	$29,629	$21,898	$30,244
Aug 22	$28,219	$21,071	$28,813
Sep 22	$25,121	$19,107	$25,658
Oct 22	$26,879	$20,666	$27,464
Nov 22	$27,299	$21,757	$27,901
Dec 22	$25,685	$20,478	$26,260
Jan 23	$28,328	$21,906	$28,972
Feb 23	$27,961	$21,398	$28,603
Mar 23	$30,549	$21,961	$31,259
Apr 23	$29,761	$22,181	$30,462
May 23	$32,900	$22,278	$33,685
Jun 23	$34,714	$23,804	$35,554
Jul 23	$36,555	$24,662	$37,453
Aug 23	$36,145	$24,178	$37,045
Sep 23	$34,236	$23,021	$35,100
Oct 23	$33,880	$22,401	$34,738
Nov 23	$39,335	$24,503	$40,168
Dec 23	$40,703	$25,814	$41,578
Jan 24	$42,211	$26,099	$43,124
Feb 24	$43,221	$27,518	$44,168
Mar 24	$42,830	$28,407	$43,784
Apr 24	$39,622	$27,155	$40,518
May 24	$39,169	$28,444	$40,064
Jun 24	$43,576	$29,327	$44,587
Jul 24	$42,471	$29,866	$43,470
Aug 24	$43,571	$30,506	$44,611
Sep 24	$44,864	$31,134	$45,947
Oct 24	$45,822	$30,912	$46,944
Nov 24	$52,593	$32,971	$53,898
Dec 24	$50,228	$31,977	$51,490
Jan 25	$51,605	$32,957	$52,917
Feb 25	$48,904	$32,335	$50,158
Mar 25	$44,715	$30,420	$45,878
Apr 25	$48,277	$30,211	$49,551
May 25	$52,065	$32,146	$53,456
Jun 25	$54,995	$33,793	$56,481
Jul 25	$56,033	$34,564	$57,566
Aug 25	$54,244	$35,349	$55,741
Sep 25	$57,716	$36,570	$59,329
Oct 25	$57,981	$37,374	$59,618
Nov 25	$52,248	$37,433	$53,736
Dec 25	$53,049	$37,431	$54,579
Jan 26	$45,280	$38,014	$46,592
Feb 26	$40,937	$37,805	$42,132
Mar 26	$40,163	$35,939	$41,349

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	(10.18)%	3.24%	14.92%
S&P Total Market Index...
	18.14	10.76	13.65
S&P North American Expanded Technology Software Index™ (Spliced)...
	(9.87)	3.52	15.25

Key Fund statistics

Table Summary
Net Assets...
$10,748,017,143
Number of Portfolio Holdings...
117
Net Investment Advisory Fees...
$36,848,664
Portfolio Turnover Rate...
19%

The S&P North American Expanded Technology Software Index™ (Spliced) reflects the performance of the S&P North American Technology Software Index™ through December 23, 2018 and the S&P North American Expanded Technology Software Index™ thereafter, which reflect the times when each index was the underlying index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
96.4%
Entertainment...
3.4
Interactive Media & Services...
0.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
8.8%
Microsoft Corp...
8.4
Oracle Corp...
8.2
Salesforce, Inc...
7.4
Palo Alto Networks, Inc...
5.5
Intuit, Inc...
4.8
AppLovin Corp., Class A...
4.6
ServiceNow, Inc...
4.4
Adobe, Inc...
4.3
Crowdstrike Holdings, Inc., Class A...
4.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Expanded Tech-Software Sector ETF

Annual Shareholder Report — March 31, 2026

IGV-03/26-AR

iShares Micro-Cap ETF

IWC | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Micro-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Micro-Cap ETF	$74	0.60%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 45.49%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell Microcap® Index returned 45.78%.

What contributed to performance?

Micro-cap stocks gained during the reporting period, supported by resilient U.S. economic growth, enthusiasm for artificial intelligence (“AI”) related names, and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The largest contributors to the Fund’s return were biotechnology stocks in the healthcare sector. These firms were supported by innovation, clinical readouts, and favorable regulatory developments. In addition, robust merger-and-acquisition activity provided support, as larger pharmaceutical companies acquired emerging biotechnology firms to bolster their pipelines in advance of looming patent expirations. Also contributing were stocks in the information technology sector, driven by rising AI-related infrastructure demand for specialized memory, data storage, and connectivity solutions. In the industrials sector, firms were supported by U.S. reshoring efforts, infrastructure spending, and strong aerospace and defense demand amid heightened geopolitical tensions.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell MicroCap® Index
Apr 16	$10,328	$10,062	$10,324
May 16	$10,463	$10,242	$10,458
Jun 16	$10,399	$10,263	$10,397
Jul 16	$10,947	$10,670	$10,941
Aug 16	$11,238	$10,698	$11,236
Sep 16	$11,569	$10,714	$11,566
Oct 16	$10,909	$10,483	$10,907
Nov 16	$12,183	$10,952	$12,174
Dec 16	$12,742	$11,165	$12,728
Jan 17	$12,534	$11,376	$12,536
Feb 17	$12,658	$11,799	$12,667
Mar 17	$12,760	$11,807	$12,777
Apr 17	$12,901	$11,932	$12,908
May 17	$12,602	$12,054	$12,612
Jun 17	$13,250	$12,163	$13,267
Jul 17	$13,178	$12,392	$13,193
Aug 17	$13,065	$12,416	$13,083
Sep 17	$14,136	$12,719	$14,149
Oct 17	$14,109	$12,996	$14,126
Nov 17	$14,444	$13,391	$14,472
Dec 17	$14,364	$13,525	$14,404
Jan 18	$14,725	$14,238	$14,757
Feb 18	$14,256	$13,713	$14,290
Mar 18	$14,473	$13,438	$14,502
Apr 18	$14,657	$13,489	$14,684
May 18	$15,723	$13,869	$15,743
Jun 18	$15,911	$13,960	$15,947
Jul 18	$15,904	$14,423	$15,937
Aug 18	$16,595	$14,930	$16,622
Sep 18	$16,044	$14,955	$16,080
Oct 18	$14,290	$13,853	$14,327
Nov 18	$14,207	$14,131	$14,235
Dec 18	$12,485	$12,816	$12,520
Jan 19	$13,792	$13,916	$13,833
Feb 19	$14,554	$14,405	$14,591
Mar 19	$14,114	$14,616	$14,160
Apr 19	$14,386	$15,199	$14,430
May 19	$13,405	$14,216	$13,452
Jun 19	$14,240	$15,214	$14,291
Jul 19	$14,060	$15,440	$14,096
Aug 19	$13,175	$15,125	$13,210
Sep 19	$13,481	$15,391	$13,511
Oct 19	$13,834	$15,722	$13,858
Nov 19	$14,468	$16,320	$14,501
Dec 19	$15,289	$16,791	$15,328
Jan 20	$14,569	$16,773	$14,614
Feb 20	$13,569	$15,400	$13,615
Mar 20	$10,378	$13,282	$10,425
Apr 20	$11,956	$15,041	$12,013
May 20	$12,742	$15,845	$12,809
Jun 20	$13,533	$16,207	$13,609
Jul 20	$13,687	$17,128	$13,755
Aug 20	$14,505	$18,369	$14,573
Sep 20	$14,039	$17,700	$14,112
Oct 20	$14,230	$17,318	$14,294
Nov 20	$17,127	$19,425	$17,215
Dec 20	$18,450	$20,298	$18,541
Jan 21	$21,078	$20,208	$21,177
Feb 21	$22,351	$20,840	$22,452
Mar 21	$22,856	$21,587	$22,970
Apr 21	$22,912	$22,700	$23,031
May 21	$23,279	$22,803	$23,408
Jun 21	$23,760	$23,365	$23,921
Jul 21	$22,438	$23,761	$22,602
Aug 21	$23,239	$24,438	$23,413
Sep 21	$22,550	$23,342	$22,730
Oct 21	$23,042	$24,920	$23,234
Nov 21	$21,824	$24,541	$22,015
Dec 21	$21,929	$25,507	$22,126
Jan 22	$19,779	$24,006	$19,964
Feb 22	$19,976	$23,402	$20,168
Mar 22	$20,247	$24,161	$20,446
Apr 22	$18,146	$21,993	$18,325
May 22	$18,070	$21,963	$18,254
Jun 22	$16,398	$20,126	$16,569
Jul 22	$18,039	$22,014	$18,220
Aug 22	$18,071	$21,192	$18,249
Sep 22	$16,325	$19,227	$16,489
Oct 22	$17,868	$20,804	$18,054
Nov 22	$17,850	$21,890	$18,038
Dec 22	$17,081	$20,608	$17,268
Jan 23	$18,780	$22,027	$18,970
Feb 23	$18,232	$21,513	$18,418
Mar 23	$16,608	$22,088	$16,780
Apr 23	$16,174	$22,323	$16,346
May 23	$16,395	$22,410	$16,577
Jun 23	$17,465	$23,940	$17,669
Jul 23	$18,394	$24,798	$18,612
Aug 23	$17,163	$24,320	$17,375
Sep 23	$16,064	$23,161	$16,267
Oct 23	$14,905	$22,547	$15,092
Nov 23	$16,311	$24,650	$16,521
Dec 23	$18,634	$25,957	$18,880
Jan 24	$17,907	$26,245	$18,148
Feb 24	$19,020	$27,666	$19,277
Mar 24	$19,492	$28,558	$19,764
Apr 24	$17,974	$27,301	$18,229
May 24	$18,895	$28,591	$19,153
Jun 24	$18,455	$29,476	$18,721
Jul 24	$20,642	$30,024	$20,944
Aug 24	$20,075	$30,678	$20,368
Sep 24	$19,980	$31,313	$20,273
Oct 24	$20,112	$31,083	$20,412
Nov 24	$22,448	$33,150	$22,787
Dec 24	$21,141	$32,137	$21,467
Jan 25	$21,165	$33,152	$21,495
Feb 25	$20,006	$32,516	$20,322
Mar 25	$18,092	$30,620	$18,379
Apr 25	$18,004	$30,414	$18,294
May 25	$19,432	$32,342	$19,749
Jun 25	$20,878	$33,985	$21,230
Jul 25	$21,309	$34,733	$21,672
Aug 25	$23,288	$35,537	$23,678
Sep 25	$24,441	$36,764	$24,846
Oct 25	$25,546	$37,552	$25,968
Nov 25	$25,814	$37,655	$26,245
Dec 25	$25,960	$37,647	$26,400
Jan 26	$27,408	$38,231	$27,876
Feb 26	$27,693	$38,049	$28,177
Mar 26	$26,322	$36,157	$26,792

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	45.49%	2.86%	10.16%
Russell 3000 Index...
	18.09	10.87	13.72
Russell MicroCap® Index...
	45.78	3.13	10.36

Key Fund statistics

Table Summary
Net Assets...
$1,206,250,711
Number of Portfolio Holdings...
1,310
Net Investment Advisory Fees...
$5,941,451
Portfolio Turnover Rate...
35%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
29.7%
Financials...
19.5
Information Technology...
16.3
Industrials...
12.9
Energy...
5.7
Consumer Discretionary...
5.4
Materials...
3.9
Real Estate...
2.5
Communication Services...
1.8
Consumer Staples...
1.6
Utilities...
0.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Praxis Precision Medicines, Inc...
1.7%
Applied Digital Corp...
1.2
Applied Optoelectronics, Inc...
1.2
Cogent Biosciences, Inc...
1.1
Terns Pharmaceuticals, Inc...
1.1
Terawulf, Inc...
0.9
Energy Fuels, Inc...
0.9
Cipher Digital, Inc...
0.9
Celcuity, Inc...
0.8
Vistance Networks, Inc...
0.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Micro-Cap ETF

Annual Shareholder Report — March 31, 2026

IWC-03/26-AR

iShares Nasdaq Top 30 Stocks ETF

QTOP | NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Nasdaq Top 30 Stocks ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq Top 30 Stocks ETF	$23	0.20%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 26.61%.

  For the same period, the Nasdaq US Benchmark Index returned 18.44% and the Nasdaq-100 Top 30 Index returned 26.87%.

What contributed to performance?

U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. In this landscape, information technology stocks were the largest contributors to the Fund’s return. Companies that provide semiconductors and semiconductor equipment benefited from surging AI infrastructure demand, as hyperscale data center expansion increased demand for high-performance chips and drove additional investment in manufacturing capacity. Additionally, a consumer-facing technology hardware company gained as a major new smartphone launch drove record sales and an expanding software and subscription business added recurring revenue. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. Meanwhile, an electric vehicle car manufacturer in the consumer discretionary sector was supported by a pivot to autonomous software and dominance in energy storage.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 23, 2024 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Nasdaq US Benchmark Index	Nasdaq-100 Top 30 Index
Sep 24	$10,000	$10,000	$10,000
Oct 24	$9,914	$9,859	$9,914
Nov 24	$10,419	$10,515	$10,414
Dec 24	$10,676	$10,216	$10,665
Jan 25	$10,786	$10,521	$10,770
Feb 25	$10,494	$10,321	$10,472
Mar 25	$9,673	$9,708	$9,647
Apr 25	$9,818	$9,650	$9,788
May 25	$10,816	$10,276	$10,778
Jun 25	$11,523	$10,809	$11,476
Jul 25	$11,885	$11,069	$11,914
Aug 25	$12,074	$11,316	$12,106
Sep 25	$12,694	$11,726	$12,730
Oct 25	$13,397	$12,001	$13,437
Nov 25	$13,077	$12,011	$13,118
Dec 25	$13,064	$12,010	$13,106
Jan 26	$13,237	$12,185	$13,283
Feb 26	$12,794	$12,093	$12,840
Mar 26	$12,247	$11,497	$12,280

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	26.61%	15.13%
Nasdaq US Benchmark Index...
	18.44	10.20
Nasdaq-100 Top 30 Index...
	26.87	15.35

Key Fund statistics

Table Summary
Net Assets...
$216,708,222
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$383,076
Portfolio Turnover Rate...
30%

The inception date of the Fund was October 23, 2024.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
55.3%
Communication Services...
17.8
Consumer Discretionary...
10.4
Consumer Staples...
9.6
Health Care...
4.0
Materials...
1.8
Industrials...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
11.5%
Apple, Inc...
10.1
Microsoft Corp...
7.4
Amazon.com, Inc...
6.0
Walmart, Inc...
4.6
Alphabet, Inc., Class A...
4.5
Tesla, Inc...
4.4
Alphabet, Inc., Class C, NVS...
4.2
Meta Platforms, Inc., Class A...
4.2
Broadcom, Inc...
4.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Nasdaq, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Nasdaq Top 30 Stocks ETF

Annual Shareholder Report — March 31, 2026

QTOP-03/26-AR

iShares Nasdaq-100 ex Top 30 ETF

QNXT | NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Nasdaq-100 ex Top 30 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq-100 ex Top 30 ETF	$21	0.20%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 12.52%.

  For the same period, the Nasdaq US Benchmark Index returned 18.44% and the Nasdaq-100 ex Top 30 Index returned 12.80%.

What contributed to performance?

U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. In this landscape, information technology stocks were the largest contributors to the Fund’s return. Companies that provide semiconductors and semiconductor equipment benefited from surging AI infrastructure demand, as hyperscale data center expansion drove higher chip production and increased investment in chip manufacturing capacity. Technology hardware and equipment companies were supported by demand for its hard-disk drives due to the massive data center buildout. In the utilities sector, electric utilities with nuclear generation exposure gained as rising power demand from AI data centers increased investor interest in reliable baseload electricity providers.

What detracted from performance?

In the industrials sector, professional services firms were the largest detractors from the Fund’s return. Companies that provide payroll services were negatively impacted that a slowing labor market and hiring freezes would slow their growth and reduce revenues. Software and services stocks also weighed on performance, amid growing investor concerns over AI tools disrupting the revenue streams of traditional models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 23, 2024 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Nasdaq US Benchmark Index	Nasdaq-100 ex Top 30 Index
Sep 24	$10,000	$10,000	$10,000
Oct 24	$9,902	$9,859	$9,901
Nov 24	$10,472	$10,515	$10,460
Dec 24	$9,778	$10,216	$9,760
Jan 25	$10,341	$10,521	$10,323
Feb 25	$10,184	$10,321	$10,157
Mar 25	$9,537	$9,708	$9,501
Apr 25	$9,676	$9,650	$9,640
May 25	$10,205	$10,276	$10,158
Jun 25	$10,746	$10,809	$10,693
Jul 25	$10,705	$11,069	$10,738
Aug 25	$10,615	$11,316	$10,649
Sep 25	$11,351	$11,726	$11,390
Oct 25	$11,453	$12,001	$11,495
Nov 25	$11,242	$12,011	$11,284
Dec 25	$11,249	$12,010	$11,294
Jan 26	$11,373	$12,185	$11,421
Feb 26	$11,409	$12,093	$11,460
Mar 26	$10,731	$11,497	$10,765

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	12.52%	5.03%
Nasdaq US Benchmark Index...
	18.44	10.20
Nasdaq-100 ex Top 30 Index...
	12.80	5.26

Key Fund statistics

Table Summary
Net Assets...
$15,749,963
Number of Portfolio Holdings...
73
Net Investment Advisory Fees...
$31,994
Portfolio Turnover Rate...
47%

The inception date of the Fund was October 23, 2024.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
37.0%
Consumer Discretionary...
17.3
Industrials...
13.9
Health Care...
8.8
Communication Services...
6.7
Utilities...
6.4
Consumer Staples...
5.8
Energy...
2.7
Financials...
1.0
Real Estate...
0.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Booking Holdings, Inc...
3.1%
Palo Alto Networks, Inc...
3.1
AppLovin Corp., Class A...
2.9
Intuit, Inc...
2.8
ASML Holding NV (Registered), NYRS, ADR...
2.7
Vertex Pharmaceuticals, Inc...
2.7
Comcast Corp., Class A...
2.4
Starbucks Corp...
2.4
Constellation Energy Corp...
2.4
Adobe, Inc...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Nasdaq, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Nasdaq-100 ex Top 30 ETF

Annual Shareholder Report — March 31, 2026

QNXT-03/26-AR

iShares North American Natural Resources ETF

IGE | Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares North American Natural Resources ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares North American Natural Resources ETF	$45	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 41.66%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P North American Natural Resources Sector Index™ returned 42.39%.

What contributed to performance?

Energy stocks were the largest contributors to the Fund’s return during the reporting period, benefiting from surging oil prices a late period rise in oil prices as conflict in the Middle East heightened concerns over global supply. Strength was broad-based across the value chain, including integrated producers, exploration and production companies, and downstream operators, as disciplined supply and firm commodity prices supported earnings. In the oil, gas, and consumable fuels subsector, companies generated robust cash flows and continued returning capital to shareholders through dividends and share repurchases. Refining, marketing, and transportation firms also benefited from resilient demand for refined products and stable throughput volumes. In the materials sector, metals and mining companies were supported by rising gold prices due to persistent geopolitical uncertainty, continued central bank buying, and expectations for lower interest rates.

What detracted from performance?

There were no major detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P North American Natural Resources Sector Index™
Apr 16	$11,137	$10,161	$11,145
May 16	$10,851	$10,176	$10,863
Jun 16	$11,232	$10,102	$11,251
Jul 16	$11,252	$10,554	$11,275
Aug 16	$11,273	$10,592	$11,303
Sep 16	$11,692	$10,669	$11,727
Oct 16	$11,299	$10,465	$11,338
Nov 16	$12,174	$10,573	$12,225
Dec 16	$12,261	$10,800	$12,316
Jan 17	$12,172	$11,094	$12,232
Feb 17	$11,797	$11,400	$11,861
Mar 17	$11,726	$11,535	$11,793
Apr 17	$11,367	$11,720	$11,434
May 17	$10,949	$11,959	$11,019
Jun 17	$10,883	$12,032	$10,957
Jul 17	$11,262	$12,361	$11,343
Aug 17	$10,825	$12,406	$10,907
Sep 17	$11,674	$12,670	$11,769
Oct 17	$11,515	$12,928	$11,613
Nov 17	$11,692	$13,182	$11,797
Dec 17	$12,348	$13,398	$12,467
Jan 18	$12,634	$14,119	$12,760
Feb 18	$11,389	$13,533	$11,506
Mar 18	$11,587	$13,282	$11,715
Apr 18	$12,487	$13,402	$12,631
May 18	$12,862	$13,453	$13,013
Jun 18	$12,967	$13,363	$13,126
Jul 18	$13,101	$13,728	$13,269
Aug 18	$12,584	$13,849	$12,751
Sep 18	$12,684	$13,872	$12,857
Oct 18	$11,157	$12,779	$11,316
Nov 18	$10,923	$12,976	$11,081
Dec 18	$9,700	$12,038	$9,840
Jan 19	$10,934	$13,007	$11,101
Feb 19	$11,069	$13,364	$11,243
Mar 19	$11,254	$13,499	$11,436
Apr 19	$11,294	$13,941	$11,481
May 19	$10,215	$13,118	$10,387
Jun 19	$11,081	$13,954	$11,275
Jul 19	$10,824	$13,986	$11,019
Aug 19	$10,268	$13,638	$10,456
Sep 19	$10,570	$13,920	$10,770
Oct 19	$10,436	$14,308	$10,636
Nov 19	$10,599	$14,658	$10,809
Dec 19	$11,347	$15,176	$11,575
Jan 20	$10,404	$14,971	$10,619
Feb 20	$9,130	$13,749	$9,321
Mar 20	$6,354	$11,771	$6,494
Apr 20	$8,063	$13,056	$8,244
May 20	$8,266	$13,664	$8,453
Jun 20	$8,334	$14,100	$8,527
Jul 20	$8,434	$14,811	$8,628
Aug 20	$8,514	$15,713	$8,717
Sep 20	$7,692	$15,227	$7,883
Oct 20	$7,513	$14,902	$7,701
Nov 20	$8,784	$16,802	$9,007
Dec 20	$9,139	$17,637	$9,375
Jan 21	$9,253	$17,609	$9,494
Feb 21	$10,452	$18,091	$10,728
Mar 21	$10,901	$18,539	$11,198
Apr 21	$11,281	$19,333	$11,590
May 21	$12,068	$19,626	$12,408
Jun 21	$12,098	$19,854	$12,443
Jul 21	$11,454	$19,937	$11,787
Aug 21	$11,339	$20,432	$11,672
Sep 21	$11,782	$19,630	$12,134
Oct 21	$12,833	$20,555	$13,216
Nov 21	$12,251	$19,979	$12,623
Dec 21	$12,727	$20,759	$13,120
Jan 22	$14,054	$19,665	$14,495
Feb 22	$15,051	$19,217	$15,529
Mar 22	$16,443	$19,586	$16,974
Apr 22	$15,917	$18,025	$16,436
May 22	$17,508	$18,033	$18,087
Jun 22	$14,707	$16,485	$15,202
Jul 22	$15,796	$17,642	$16,334
Aug 22	$15,886	$17,031	$16,435
Sep 22	$14,370	$15,382	$14,875
Oct 22	$17,064	$16,305	$17,668
Nov 22	$17,718	$17,550	$18,355
Dec 22	$16,972	$16,891	$17,590
Jan 23	$17,812	$18,127	$18,467
Feb 23	$16,497	$17,621	$17,111
Mar 23	$16,475	$18,040	$17,094
Apr 23	$16,762	$18,265	$17,398
May 23	$15,313	$18,045	$15,901
Jun 23	$16,434	$19,093	$17,073
Jul 23	$17,641	$19,825	$18,335
Aug 23	$17,727	$19,247	$18,434
Sep 23	$17,735	$18,449	$18,451
Oct 23	$17,015	$17,826	$17,707
Nov 23	$17,328	$19,467	$18,044
Dec 23	$17,502	$20,492	$18,233
Jan 24	$17,157	$20,529	$17,881
Feb 24	$17,590	$21,397	$18,341
Mar 24	$19,433	$22,064	$20,272
Apr 24	$19,282	$21,322	$20,122
May 24	$19,654	$22,172	$20,522
Jun 24	$19,131	$22,562	$19,984
Jul 24	$19,809	$23,036	$20,699
Aug 24	$19,574	$23,560	$20,463
Sep 24	$19,299	$24,119	$20,186
Oct 24	$19,467	$23,562	$20,369
Nov 24	$20,694	$24,472	$21,663
Dec 24	$18,820	$23,820	$19,712
Jan 25	$19,350	$24,580	$20,274
Feb 25	$19,607	$24,360	$20,551
Mar 25	$20,139	$23,428	$21,118
Apr 25	$18,490	$23,652	$19,397
May 25	$18,912	$25,016	$19,851
Jun 25	$19,721	$26,146	$20,711
Jul 25	$20,086	$26,502	$21,101
Aug 25	$21,386	$27,248	$22,476
Sep 25	$22,003	$28,166	$23,139
Oct 25	$21,375	$28,727	$22,484
Nov 25	$22,460	$28,753	$23,637
Dec 25	$22,673	$29,050	$23,873
Jan 26	$25,383	$29,995	$26,733
Feb 26	$28,330	$30,490	$29,852
Mar 26	$28,528	$28,242	$30,071

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	41.66%	21.22%	11.05%
S&P Global Broad Market Index (Net)...
	20.55	8.78	10.94
S&P North American Natural Resources Sector Index™...
	42.39	21.84	11.64

Key Fund statistics

Table Summary
Net Assets...
$915,662,533
Number of Portfolio Holdings...
140
Net Investment Advisory Fees...
$2,491,648
Portfolio Turnover Rate...
7%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
65.0%
Metals & Mining...
19.5
Energy Equipment & Services...
6.8
Construction Materials...
4.7
Containers & Packaging...
3.8
Paper & Forest Products...
0.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
10.9%
Chevron Corp...
10.0
ConocoPhillips...
4.1
Newmont Corp...
3.0
Enbridge, Inc...
3.0
Agnico Eagle Mines Ltd...
2.6
Canadian Natural Resources Ltd...
2.6
Williams Cos., Inc. (The)...
2.3
Freeport-McMoRan, Inc...
2.2
Suncor Energy, Inc...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares North American Natural Resources ETF

Annual Shareholder Report — March 31, 2026

IGE-03/26-AR

iShares Russell 2000 ETF

IWM | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell 2000 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 ETF	$21	0.19%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 25.57%.

  For the same period, the Russell 3000 Index returned 18.09% and the Russell 2000 Index returned 25.72%.

What contributed to performance?

Small-cap stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The industrials sector was the largest contributor to the Fund’s return, driven by strong demand tied to data-center expansion, electrification, defense spending, and a rebound in manufacturing activity. In the healthcare sector, biotechnology firms were supported by robust merger and acquisition activity, innovation, clinical readouts, and regulatory developments. Across the information technology sector, companies were supported by sustained investor enthusiasm for artificial intelligence related names.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 2000 Index
Apr 16	$10,158	$10,062	$10,157
May 16	$10,387	$10,242	$10,386
Jun 16	$10,381	$10,263	$10,379
Jul 16	$11,001	$10,670	$10,999
Aug 16	$11,194	$10,698	$11,193
Sep 16	$11,319	$10,714	$11,318
Oct 16	$10,784	$10,483	$10,780
Nov 16	$11,986	$10,952	$11,982
Dec 16	$12,320	$11,165	$12,318
Jan 17	$12,369	$11,376	$12,366
Feb 17	$12,607	$11,799	$12,605
Mar 17	$12,625	$11,807	$12,622
Apr 17	$12,764	$11,932	$12,760
May 17	$12,505	$12,054	$12,500
Jun 17	$12,936	$12,163	$12,933
Jul 17	$13,033	$12,392	$13,029
Aug 17	$12,867	$12,416	$12,863
Sep 17	$13,670	$12,719	$13,666
Oct 17	$13,785	$12,996	$13,782
Nov 17	$14,181	$13,391	$14,179
Dec 17	$14,125	$13,525	$14,122
Jan 18	$14,495	$14,238	$14,491
Feb 18	$13,935	$13,713	$13,930
Mar 18	$14,114	$13,438	$14,110
Apr 18	$14,237	$13,489	$14,232
May 18	$15,101	$13,869	$15,096
Jun 18	$15,206	$13,960	$15,204
Jul 18	$15,471	$14,423	$15,469
Aug 18	$16,138	$14,930	$16,136
Sep 18	$15,751	$14,955	$15,748
Oct 18	$14,040	$13,853	$14,038
Nov 18	$14,262	$14,131	$14,261
Dec 18	$12,568	$12,816	$12,567
Jan 19	$13,981	$13,916	$13,980
Feb 19	$14,707	$14,405	$14,707
Mar 19	$14,397	$14,616	$14,399
Apr 19	$14,885	$15,199	$14,889
May 19	$13,727	$14,216	$13,731
Jun 19	$14,696	$15,214	$14,701
Jul 19	$14,780	$15,440	$14,786
Aug 19	$14,050	$15,125	$14,056
Sep 19	$14,340	$15,391	$14,348
Oct 19	$14,717	$15,722	$14,726
Nov 19	$15,322	$16,320	$15,332
Dec 19	$15,763	$16,791	$15,774
Jan 20	$15,257	$16,773	$15,268
Feb 20	$13,972	$15,400	$13,983
Mar 20	$10,936	$13,282	$10,945
Apr 20	$12,441	$15,041	$12,448
May 20	$13,253	$15,845	$13,258
Jun 20	$13,715	$16,207	$13,727
Jul 20	$14,093	$17,128	$14,107
Aug 20	$14,888	$18,369	$14,902
Sep 20	$14,388	$17,700	$14,404
Oct 20	$14,688	$17,318	$14,706
Nov 20	$17,397	$19,425	$17,416
Dec 20	$18,899	$20,298	$18,923
Jan 21	$19,845	$20,208	$19,875
Feb 21	$21,080	$20,840	$21,114
Mar 21	$21,289	$21,587	$21,326
Apr 21	$21,735	$22,700	$21,774
May 21	$21,778	$22,803	$21,819
Jun 21	$22,196	$23,365	$22,241
Jul 21	$21,394	$23,761	$21,438
Aug 21	$21,869	$24,438	$21,918
Sep 21	$21,218	$23,342	$21,272
Oct 21	$22,119	$24,920	$22,177
Nov 21	$21,192	$24,541	$21,252
Dec 21	$21,662	$25,507	$21,727
Jan 22	$19,577	$24,006	$19,635
Feb 22	$19,784	$23,402	$19,845
Mar 22	$20,030	$24,161	$20,092
Apr 22	$18,044	$21,993	$18,101
May 22	$18,069	$21,963	$18,128
Jun 22	$16,579	$20,126	$16,637
Jul 22	$18,309	$22,014	$18,374
Aug 22	$17,938	$21,192	$17,998
Sep 22	$16,218	$19,227	$16,273
Oct 22	$18,001	$20,804	$18,065
Nov 22	$18,421	$21,890	$18,487
Dec 22	$17,225	$20,608	$17,287
Jan 23	$18,908	$22,027	$18,972
Feb 23	$18,590	$21,513	$18,651
Mar 23	$17,701	$22,088	$17,760
Apr 23	$17,382	$22,323	$17,441
May 23	$17,220	$22,410	$17,280
Jun 23	$18,612	$23,940	$18,685
Jul 23	$19,740	$24,798	$19,827
Aug 23	$18,750	$24,320	$18,835
Sep 23	$17,645	$23,161	$17,726
Oct 23	$16,443	$22,547	$16,518
Nov 23	$17,932	$24,650	$18,013
Dec 23	$20,120	$25,957	$20,213
Jan 24	$19,336	$26,245	$19,427
Feb 24	$20,427	$27,666	$20,526
Mar 24	$21,155	$28,558	$21,260
Apr 24	$19,664	$27,301	$19,764
May 24	$20,648	$28,591	$20,756
Jun 24	$20,457	$29,476	$20,564
Jul 24	$22,525	$30,024	$22,653
Aug 24	$22,185	$30,678	$22,314
Sep 24	$22,339	$31,313	$22,470
Oct 24	$22,014	$31,083	$22,146
Nov 24	$24,427	$33,150	$24,575
Dec 24	$22,405	$32,137	$22,546
Jan 25	$22,987	$33,152	$23,137
Feb 25	$21,762	$32,516	$21,899
Mar 25	$20,280	$30,620	$20,409
Apr 25	$19,814	$30,414	$19,937
May 25	$20,870	$32,342	$21,002
Jun 25	$21,996	$33,985	$22,143
Jul 25	$22,374	$34,733	$22,527
Aug 25	$23,968	$35,537	$24,137
Sep 25	$24,716	$36,764	$24,888
Oct 25	$25,161	$37,552	$25,338
Nov 25	$25,402	$37,655	$25,581
Dec 25	$25,248	$37,647	$25,433
Jan 26	$26,600	$38,231	$26,794
Feb 26	$26,815	$38,049	$27,010
Mar 26	$25,465	$36,157	$25,659

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	25.57%	3.65%	9.80%
Russell 3000 Index...
	18.09	10.87	13.72
Russell 2000 Index...
	25.72	3.77	9.88

Key Fund statistics

Table Summary
Net Assets...
$71,335,924,545
Number of Portfolio Holdings...
1,945
Net Investment Advisory Fees...
$127,933,830
Portfolio Turnover Rate...
18%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
18.3%
Health Care...
17.7
Financials...
17.1
Information Technology...
14.1
Consumer Discretionary...
8.4
Energy...
6.7
Real Estate...
5.3
Materials...
4.9
Utilities...
3.1
Communication Services...
2.6
Consumer Staples...
1.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Bloom Energy Corp., Class A...
1.0%
Coeur Mining, Inc...
0.7
Fabrinet...
0.6
Nextpower, Inc., Class A...
0.6
EchoStar Corp., Class A...
0.5
Credo Technology Group Holding Ltd...
0.5
Kratos Defense & Security Solutions, Inc...
0.4
Advanced Energy Industries, Inc...
0.4
Sterling Infrastructure, Inc...
0.4
Hecla Mining Co...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 ETF

Annual Shareholder Report — March 31, 2026

IWM-03/26-AR

iShares Russell 2000 Growth ETF

IWO | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell 2000 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Growth ETF	$26	0.24%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 23.46%.

  For the same period, the Russell 3000 Index returned 18.09% and the Russell 2000 Growth Index returned 23.58%.

What contributed to performance?

Small-cap growth stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The industrials sector was the largest contributor to the Fund’s return, driven by strong demand tied to data-center expansion, electrification, defense spending, and a rebound in manufacturing activity. These tailwinds boosted order activity, revenue growth, and investor sentiment across the sector. In the healthcare sector, biotechnology stocks were supported by robust merger and acquisition activity, innovation, clinical readouts, and regulatory developments. In the information technology sector, companies rallied on strong artificial intelligence and data center demand.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over artificial intelligence tools disrupting the revenue streams of traditional software models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 2000 Growth Index
Apr 16	$10,101	$10,062	$10,100
May 16	$10,374	$10,242	$10,372
Jun 16	$10,326	$10,263	$10,324
Jul 16	$11,003	$10,670	$10,999
Aug 16	$11,121	$10,698	$11,116
Sep 16	$11,281	$10,714	$11,276
Oct 16	$10,582	$10,483	$10,575
Nov 16	$11,530	$10,952	$11,522
Dec 16	$11,688	$11,165	$11,679
Jan 17	$11,879	$11,376	$11,868
Feb 17	$12,170	$11,799	$12,159
Mar 17	$12,316	$11,807	$12,303
Apr 17	$12,543	$11,932	$12,530
May 17	$12,431	$12,054	$12,416
Jun 17	$12,858	$12,163	$12,843
Jul 17	$12,969	$12,392	$12,953
Aug 17	$12,955	$12,416	$12,938
Sep 17	$13,660	$12,719	$13,642
Oct 17	$13,872	$12,996	$13,853
Nov 17	$14,271	$13,391	$14,251
Dec 17	$14,287	$13,525	$14,268
Jan 18	$14,845	$14,238	$14,824
Feb 18	$14,421	$13,713	$14,402
Mar 18	$14,616	$13,438	$14,596
Apr 18	$14,629	$13,489	$14,610
May 18	$15,550	$13,869	$15,530
Jun 18	$15,669	$13,960	$15,651
Jul 18	$15,939	$14,423	$15,920
Aug 18	$16,933	$14,930	$16,911
Sep 18	$16,537	$14,955	$16,516
Oct 18	$14,444	$13,853	$14,426
Nov 18	$14,669	$14,131	$14,651
Dec 18	$12,954	$12,816	$12,939
Jan 19	$14,450	$13,916	$14,434
Feb 19	$15,382	$14,405	$15,366
Mar 19	$15,173	$14,616	$15,158
Apr 19	$15,634	$15,199	$15,620
May 19	$14,473	$14,216	$14,461
Jun 19	$15,588	$15,214	$15,574
Jul 19	$15,740	$15,440	$15,727
Aug 19	$15,061	$15,125	$15,048
Sep 19	$14,938	$15,391	$14,925
Oct 19	$15,364	$15,722	$15,349
Nov 19	$16,268	$16,320	$16,253
Dec 19	$16,641	$16,791	$16,625
Jan 20	$16,457	$16,773	$16,442
Feb 20	$15,268	$15,400	$15,255
Mar 20	$12,349	$13,282	$12,342
Apr 20	$14,192	$15,041	$14,180
May 20	$15,534	$15,845	$15,520
Jun 20	$16,126	$16,207	$16,116
Jul 20	$16,678	$17,128	$16,670
Aug 20	$17,655	$18,369	$17,648
Sep 20	$17,275	$17,700	$17,270
Oct 20	$17,407	$17,318	$17,401
Nov 20	$20,474	$19,425	$20,469
Dec 20	$22,386	$20,298	$22,383
Jan 21	$23,464	$20,208	$23,462
Feb 21	$24,236	$20,840	$24,237
Mar 21	$23,470	$21,587	$23,474
Apr 21	$23,978	$22,700	$23,986
May 21	$23,293	$22,803	$23,301
Jun 21	$24,378	$23,365	$24,394
Jul 21	$23,490	$23,761	$23,505
Aug 21	$23,914	$24,438	$23,932
Sep 21	$22,996	$23,342	$23,015
Oct 21	$24,071	$24,920	$24,092
Nov 21	$22,892	$24,541	$22,916
Dec 21	$22,991	$25,507	$23,017
Jan 22	$19,908	$24,006	$19,932
Feb 22	$19,995	$23,402	$20,019
Mar 22	$20,085	$24,161	$20,111
Apr 22	$17,622	$21,993	$17,643
May 22	$17,290	$21,963	$17,310
Jun 22	$16,218	$20,126	$16,239
Jul 22	$18,037	$22,014	$18,057
Aug 22	$17,872	$21,192	$17,887
Sep 22	$16,265	$19,227	$16,278
Oct 22	$17,806	$20,804	$17,823
Nov 22	$18,097	$21,890	$18,113
Dec 22	$16,937	$20,608	$16,950
Jan 23	$18,625	$22,027	$18,637
Feb 23	$18,424	$21,513	$18,435
Mar 23	$17,966	$22,088	$17,980
Apr 23	$17,760	$22,323	$17,771
May 23	$17,761	$22,410	$17,774
Jun 23	$19,226	$23,940	$19,248
Jul 23	$20,118	$24,798	$20,148
Aug 23	$19,070	$24,320	$19,099
Sep 23	$17,812	$23,161	$17,839
Oct 23	$16,438	$22,547	$16,463
Nov 23	$17,935	$24,650	$17,962
Dec 23	$20,083	$25,957	$20,113
Jan 24	$19,439	$26,245	$19,468
Feb 24	$21,016	$27,666	$21,049
Mar 24	$21,601	$28,558	$21,638
Apr 24	$19,936	$27,301	$19,972
May 24	$21,000	$28,591	$21,042
Jun 24	$20,963	$29,476	$21,006
Jul 24	$22,676	$30,024	$22,726
Aug 24	$22,426	$30,678	$22,474
Sep 24	$22,723	$31,313	$22,773
Oct 24	$22,421	$31,083	$22,471
Nov 24	$25,168	$33,150	$25,226
Dec 24	$23,104	$32,137	$23,161
Jan 25	$23,831	$33,152	$23,893
Feb 25	$22,219	$32,516	$22,276
Mar 25	$20,535	$30,620	$20,587
Apr 25	$20,402	$30,414	$20,455
May 25	$21,708	$32,342	$21,768
Jun 25	$22,979	$33,985	$23,050
Jul 25	$23,367	$34,733	$23,443
Aug 25	$24,749	$35,537	$24,829
Sep 25	$25,778	$36,764	$25,861
Oct 25	$26,612	$37,552	$26,697
Nov 25	$26,431	$37,655	$26,515
Dec 25	$26,088	$37,647	$26,175
Jan 26	$27,124	$38,231	$27,216
Feb 26	$27,059	$38,049	$27,150
Mar 26	$25,352	$36,157	$25,440

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	23.46%	1.55%	9.75%
Russell 3000 Index...
	18.09	10.87	13.72
Russell 2000 Growth Index...
	23.58	1.62	9.79

Key Fund statistics

Table Summary
Net Assets...
$12,167,139,401
Number of Portfolio Holdings...
1,105
Net Investment Advisory Fees...
$29,120,812
Portfolio Turnover Rate...
32%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
24.5%
Industrials...
23.8
Information Technology...
19.8
Financials...
9.5
Consumer Discretionary...
7.6
Materials...
4.2
Energy...
3.7
Communication Services...
2.3
Real Estate...
2.1
Consumer Staples...
2.0
Utilities...
0.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Bloom Energy Corp., Class A...
2.0%
Fabrinet...
1.3
Credo Technology Group Holding Ltd...
1.0
Nextpower, Inc., Class A...
0.9
Kratos Defense & Security Solutions, Inc...
0.9
Advanced Energy Industries, Inc...
0.8
Sterling Infrastructure, Inc...
0.8
Bridgebio Pharma, Inc...
0.8
Guardant Health, Inc...
0.8
Modine Manufacturing Co...
0.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 Growth ETF

Annual Shareholder Report — March 31, 2026

IWO-03/26-AR

iShares Russell 2000 Value ETF

IWN | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell 2000 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Value ETF	$27	0.24%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 27.85%.

  For the same period, the Russell 3000 Index returned 18.09% and the Russell 2000 Value Index returned 28.09%.

What contributed to performance?

Small-cap value stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. Energy stocks were the largest contributor to the Fund’s return, supported by steady U.S. oil production growth and resilient demand. Oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears. In the financials sector, regional banks benefited from improving loan quality and stable deposit flows, and as the Federal Reserve held rates steady before gradually cutting. In the healthcare sector, biotechnology stocks were supported by robust merger and acquisition activity, innovation, clinical readouts, and regulatory developments. Information technology stocks rallied on strong artificial intelligence and data center demand.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 2000 Value Index
Apr 16	$10,210	$10,062	$10,212
May 16	$10,397	$10,242	$10,399
Jun 16	$10,431	$10,263	$10,431
Jul 16	$10,993	$10,670	$10,993
Aug 16	$11,257	$10,698	$11,267
Sep 16	$11,345	$10,714	$11,355
Oct 16	$10,976	$10,483	$10,982
Nov 16	$12,433	$10,952	$12,440
Dec 16	$12,943	$11,165	$12,954
Jan 17	$12,851	$11,376	$12,861
Feb 17	$13,034	$11,799	$13,047
Mar 17	$12,925	$11,807	$12,937
Apr 17	$12,977	$11,932	$12,988
May 17	$12,572	$12,054	$12,583
Jun 17	$13,011	$12,163	$13,023
Jul 17	$13,091	$12,392	$13,106
Aug 17	$12,768	$12,416	$12,784
Sep 17	$13,671	$12,719	$13,689
Oct 17	$13,687	$12,996	$13,707
Nov 17	$14,078	$13,391	$14,103
Dec 17	$13,944	$13,525	$13,969
Jan 18	$14,117	$14,238	$14,141
Feb 18	$13,413	$13,713	$13,434
Mar 18	$13,578	$13,438	$13,600
Apr 18	$13,811	$13,489	$13,836
May 18	$14,611	$13,869	$14,641
Jun 18	$14,697	$13,960	$14,729
Jul 18	$14,956	$14,423	$14,989
Aug 18	$15,310	$14,930	$15,346
Sep 18	$14,929	$14,955	$14,966
Oct 18	$13,590	$13,853	$13,626
Nov 18	$13,808	$14,131	$13,845
Dec 18	$12,140	$12,816	$12,172
Jan 19	$13,467	$13,916	$13,503
Feb 19	$13,988	$14,405	$14,028
Mar 19	$13,583	$14,616	$13,624
Apr 19	$14,095	$15,199	$14,139
May 19	$12,941	$14,216	$12,984
Jun 19	$13,762	$15,214	$13,811
Jul 19	$13,781	$15,440	$13,833
Aug 19	$13,010	$15,125	$13,061
Sep 19	$13,676	$15,391	$13,732
Oct 19	$14,005	$15,722	$14,064
Nov 19	$14,331	$16,320	$14,394
Dec 19	$14,831	$16,791	$14,898
Jan 20	$14,030	$16,773	$14,094
Feb 20	$12,666	$15,400	$12,725
Mar 20	$9,537	$13,282	$9,585
Apr 20	$10,712	$15,041	$10,767
May 20	$11,026	$15,845	$11,076
Jun 20	$11,338	$16,207	$11,397
Jul 20	$11,571	$17,128	$11,632
Aug 20	$12,196	$18,369	$12,259
Sep 20	$11,628	$17,700	$11,688
Oct 20	$12,042	$17,318	$12,107
Nov 20	$14,364	$19,425	$14,444
Dec 20	$15,499	$20,298	$15,588
Jan 21	$16,309	$20,208	$16,408
Feb 21	$17,843	$20,840	$17,950
Mar 21	$18,768	$21,587	$18,888
Apr 21	$19,146	$22,700	$19,270
May 21	$19,735	$22,803	$19,869
Jun 21	$19,611	$23,365	$19,749
Jul 21	$18,906	$23,761	$19,042
Aug 21	$19,408	$24,438	$19,552
Sep 21	$19,016	$23,342	$19,160
Oct 21	$19,737	$24,920	$19,891
Nov 21	$19,058	$24,541	$19,211
Dec 21	$19,831	$25,507	$19,995
Jan 22	$18,671	$24,006	$18,829
Feb 22	$18,976	$23,402	$19,141
Mar 22	$19,343	$24,161	$19,515
Apr 22	$17,836	$21,993	$18,001
May 22	$18,177	$21,963	$18,346
Jun 22	$16,375	$20,126	$16,534
Jul 22	$17,961	$22,014	$18,134
Aug 22	$17,394	$21,192	$17,561
Sep 22	$15,618	$19,227	$15,772
Oct 22	$17,581	$20,804	$17,757
Nov 22	$18,112	$21,890	$18,300
Dec 22	$16,922	$20,608	$17,099
Jan 23	$18,542	$22,027	$18,731
Feb 23	$18,116	$21,513	$18,299
Mar 23	$16,821	$22,088	$16,987
Apr 23	$16,398	$22,323	$16,563
May 23	$16,075	$22,410	$16,237
Jun 23	$17,341	$23,940	$17,527
Jul 23	$18,631	$24,798	$18,850
Aug 23	$17,731	$24,320	$17,943
Sep 23	$16,806	$23,161	$17,008
Oct 23	$15,804	$22,547	$15,994
Nov 23	$17,224	$24,650	$17,433
Dec 23	$19,362	$25,957	$19,603
Jan 24	$18,477	$26,245	$18,713
Feb 24	$19,078	$27,666	$19,325
Mar 24	$19,908	$28,558	$20,172
Apr 24	$18,635	$27,301	$18,887
May 24	$19,504	$28,591	$19,770
Jun 24	$19,173	$29,476	$19,437
Jul 24	$21,493	$30,024	$21,805
Aug 24	$21,085	$30,678	$21,396
Sep 24	$21,095	$31,313	$21,410
Oct 24	$20,761	$31,083	$21,075
Nov 24	$22,761	$33,150	$23,108
Dec 24	$20,861	$32,137	$21,182
Jan 25	$21,288	$33,152	$21,617
Feb 25	$20,471	$32,516	$20,790
Mar 25	$19,239	$30,620	$19,542
Apr 25	$18,467	$30,414	$18,757
May 25	$19,241	$32,342	$19,545
Jun 25	$20,187	$33,985	$20,513
Jul 25	$20,538	$34,733	$20,875
Aug 25	$22,273	$35,537	$22,643
Sep 25	$22,719	$36,764	$23,098
Oct 25	$22,775	$37,552	$23,156
Nov 25	$23,413	$37,655	$23,807
Dec 25	$23,448	$37,647	$23,850
Jan 26	$25,054	$38,231	$25,486
Feb 26	$25,534	$38,049	$25,977
Mar 26	$24,597	$36,157	$25,032

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	27.85%	5.56%	9.42%
Russell 3000 Index...
	18.09	10.87	13.72
Russell 2000 Value Index...
	28.09	5.79	9.61

Key Fund statistics

Table Summary
Net Assets...
$12,461,018,986
Number of Portfolio Holdings...
1,411
Net Investment Advisory Fees...
$27,474,511
Portfolio Turnover Rate...
30%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.9%
Industrials...
12.5
Health Care...
10.8
Energy...
9.8
Consumer Discretionary...
9.2
Real Estate...
8.7
Information Technology...
8.2
Utilities...
5.7
Materials...
5.7
Communication Services...
2.9
Consumer Staples...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
EchoStar Corp., Class A...
1.1%
TTM Technologies, Inc...
0.7
Coeur Mining, Inc...
0.7
Hecla Mining Co...
0.6
SM Energy Co...
0.5
Praxis Precision Medicines, Inc...
0.5
Fluor Corp...
0.5
UMB Financial Corp...
0.5
CareTrust REIT, Inc...
0.5
Vaxcyte, Inc...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2000 Value ETF

Annual Shareholder Report — March 31, 2026

IWN-03/26-AR

iShares Russell 2500 ETF

SMMD | Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell 2500 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2500 ETF	$8	0.07%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 23.40%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell 2500™ Index returned 23.45%.

What contributed to performance?

Small and mid-cap stocks gained during the reporting period, supported by resilient U.S. economic growth, enthusiasm for artificial intelligence (“AI”) related names, and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The largest contributors to the Fund’s performance were concentrated in the industrials sector, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions. Notably, a provider of mechanical, electrical, and plumbing services benefited from stronger construction and facilities maintenance activity in commercial, industrial, and data centers. In the information technology sector, firms that provide technology hardware and equipment were supported by surging AI data demand, boosting the need for specialized components. Biotechnology stocks in the healthcare sector were driven by robust merger and acquisition activity, innovation, clinical readouts, and regulatory developments.

What detracted from performance?

During the reporting period, several software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 6, 2017 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell 2500™ Index
Jul 17	$10,198	$10,252	$10,203
Aug 17	$10,117	$10,272	$10,118
Sep 17	$10,578	$10,522	$10,577
Oct 17	$10,736	$10,752	$10,741
Nov 17	$11,086	$11,078	$11,094
Dec 17	$11,122	$11,189	$11,132
Jan 18	$11,457	$11,779	$11,471
Feb 18	$10,991	$11,344	$10,999
Mar 18	$11,096	$11,117	$11,105
Apr 18	$11,129	$11,159	$11,131
May 18	$11,655	$11,474	$11,655
Jun 18	$11,732	$11,549	$11,739
Jul 18	$11,956	$11,932	$11,966
Aug 18	$12,469	$12,351	$12,479
Sep 18	$12,283	$12,372	$12,290
Oct 18	$11,031	$11,461	$11,042
Nov 18	$11,245	$11,690	$11,251
Dec 18	$10,010	$10,602	$10,018
Jan 19	$11,164	$11,512	$11,172
Feb 19	$11,688	$11,917	$11,699
Mar 19	$11,593	$12,091	$11,603
Apr 19	$11,998	$12,574	$12,009
May 19	$11,141	$11,760	$11,155
Jun 19	$11,928	$12,586	$11,946
Jul 19	$12,057	$12,774	$12,071
Aug 19	$11,577	$12,513	$11,588
Sep 19	$11,780	$12,733	$11,793
Oct 19	$12,008	$13,007	$12,019
Nov 19	$12,522	$13,501	$12,535
Dec 19	$12,783	$13,891	$12,800
Jan 20	$12,530	$13,876	$12,540
Feb 20	$11,461	$12,740	$11,488
Mar 20	$8,989	$10,988	$8,995
Apr 20	$10,299	$12,443	$10,304
May 20	$11,063	$13,109	$11,066
Jun 20	$11,383	$13,408	$11,385
Jul 20	$11,850	$14,170	$11,839
Aug 20	$12,378	$15,196	$12,375
Sep 20	$12,064	$14,643	$12,055
Oct 20	$12,288	$14,327	$12,273
Nov 20	$14,276	$16,070	$14,272
Dec 20	$15,364	$16,793	$15,359
Jan 21	$15,727	$16,718	$15,735
Feb 21	$16,750	$17,240	$16,762
Mar 21	$17,053	$17,858	$17,037
Apr 21	$17,709	$18,779	$17,718
May 21	$17,753	$18,865	$17,755
Jun 21	$17,959	$19,330	$17,965
Jul 21	$17,644	$19,657	$17,650
Aug 21	$18,043	$20,217	$18,051
Sep 21	$17,481	$19,310	$17,483
Oct 21	$18,338	$20,616	$18,340
Nov 21	$17,561	$20,302	$17,575
Dec 21	$18,138	$21,102	$18,151
Jan 22	$16,637	$19,860	$16,641
Feb 22	$16,822	$19,360	$16,828
Mar 22	$17,081	$19,988	$17,096
Apr 22	$15,628	$18,194	$15,639
May 22	$15,685	$18,170	$15,692
Jun 22	$14,180	$16,650	$14,193
Jul 22	$15,658	$18,212	$15,661
Aug 22	$15,249	$17,532	$15,245
Sep 22	$13,791	$15,906	$13,793
Oct 22	$15,124	$17,211	$15,116
Nov 22	$15,754	$18,109	$15,754
Dec 22	$14,815	$17,049	$14,817
Jan 23	$16,305	$18,223	$16,299
Feb 23	$15,922	$17,797	$15,916
Mar 23	$15,321	$18,273	$15,320
Apr 23	$15,124	$18,468	$15,120
May 23	$14,868	$18,539	$14,855
Jun 23	$16,130	$19,805	$16,120
Jul 23	$16,933	$20,515	$16,921
Aug 23	$16,264	$20,119	$16,257
Sep 23	$15,358	$19,161	$15,349
Oct 23	$14,419	$18,653	$14,417
Nov 23	$15,727	$20,392	$15,715
Dec 23	$17,409	$21,474	$17,399
Jan 24	$16,950	$21,712	$16,944
Feb 24	$17,869	$22,887	$17,865
Mar 24	$18,596	$23,626	$18,603
Apr 24	$17,365	$22,586	$17,357
May 24	$18,089	$23,653	$18,078
Jun 24	$17,804	$24,385	$17,808
Jul 24	$19,142	$24,839	$19,131
Aug 24	$19,080	$25,379	$19,081
Sep 24	$19,365	$25,904	$19,365
Oct 24	$19,184	$25,714	$19,186
Nov 24	$21,082	$27,425	$21,074
Dec 24	$19,481	$26,587	$19,486
Jan 25	$20,158	$27,426	$20,177
Feb 25	$19,216	$26,900	$19,229
Mar 25	$18,009	$25,331	$18,024
Apr 25	$17,638	$25,161	$17,652
May 25	$18,684	$26,756	$18,709
Jun 25	$19,551	$28,115	$19,572
Jul 25	$19,923	$28,735	$19,950
Aug 25	$20,980	$29,400	$20,997
Sep 25	$21,327	$30,414	$21,333
Oct 25	$21,464	$31,066	$21,476
Nov 25	$21,788	$31,151	$21,788
Dec 25	$21,787	$31,145	$21,806
Jan 26	$22,894	$31,628	$22,893
Feb 26	$23,425	$31,478	$23,454
Mar 26	$22,224	$29,912	$22,250

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	23.40%	5.44%	9.57%
Russell 3000 Index...
	18.09	10.87	13.37
Russell 2500™ Index...
	23.45	5.48	9.59

Key Fund statistics

Table Summary
Net Assets...
$2,604,820,206
Number of Portfolio Holdings...
498
Net Investment Advisory Fees...
$1,254,838
Portfolio Turnover Rate...
20%

The inception date of the Fund was July 6, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Investment Funds...
41.7%
Industrials...
13.9
Information Technology...
9.1
Financials...
8.1
Consumer Discretionary...
6.7
Health Care...
5.2
Real Estate...
3.8
Materials...
3.4
Consumer Staples...
2.4
Energy...
2.4
OtherFootnote Reference(b)...
3.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 2000 ETF...
41.7%
Sandisk Corp...
1.3
Ciena Corp...
0.8
Lumentum Holdings, Inc...
0.7
Comfort Systems USA, Inc...
0.7
Coherent Corp...
0.6
Insmed, Inc...
0.5
EMCOR Group, Inc...
0.5
Rocket Lab Corp...
0.5
Tapestry, Inc...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 2500 ETF

Annual Shareholder Report — March 31, 2026

SMMD-03/26-AR

iShares Russell Mid-Cap ETF

IWR | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap ETF	$20	0.18%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 15.83%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell Midcap® Index returned 15.98%.

What contributed to performance?

Mid-cap stocks gained during the reporting period, supported by resilient U.S. economic growth, enthusiasm for artificial intelligence (“AI”) related names, and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The largest contributors to the Fund’s performance were concentrated in the information technology sector. Firms that provide semiconductor and semiconductor equipment, as well as technology hardware and equipment, were supported by surging AI data demand for high bandwidth memory, advanced storage, and faster connections. Additionally, the industrials sector gained, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions. Meanwhile, firms in the energy sector benefited from strong oil‑refining profits, and support from geopolitical worries around oil supply.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell Midcap® Index
Apr 16	$10,103	$10,062	$10,106
May 16	$10,267	$10,242	$10,271
Jun 16	$10,312	$10,263	$10,318
Jul 16	$10,781	$10,670	$10,789
Aug 16	$10,751	$10,698	$10,762
Sep 16	$10,771	$10,714	$10,784
Oct 16	$10,428	$10,483	$10,442
Nov 16	$10,989	$10,952	$11,005
Dec 16	$11,112	$11,165	$11,130
Jan 17	$11,379	$11,376	$11,399
Feb 17	$11,700	$11,799	$11,721
Mar 17	$11,679	$11,807	$11,703
Apr 17	$11,767	$11,932	$11,793
May 17	$11,873	$12,054	$11,901
Jun 17	$11,989	$12,163	$12,019
Jul 17	$12,164	$12,392	$12,196
Aug 17	$12,069	$12,416	$12,101
Sep 17	$12,402	$12,719	$12,437
Oct 17	$12,607	$12,996	$12,644
Nov 17	$13,030	$13,391	$13,070
Dec 17	$13,148	$13,525	$13,191
Jan 18	$13,642	$14,238	$13,688
Feb 18	$13,076	$13,713	$13,122
Mar 18	$13,083	$13,438	$13,130
Apr 18	$13,061	$13,489	$13,110
May 18	$13,355	$13,869	$13,408
Jun 18	$13,446	$13,960	$13,501
Jul 18	$13,779	$14,423	$13,837
Aug 18	$14,204	$14,930	$14,267
Sep 18	$14,112	$14,955	$14,175
Oct 18	$12,937	$13,853	$12,997
Nov 18	$13,254	$14,131	$13,317
Dec 18	$11,949	$12,816	$11,996
Jan 19	$13,235	$13,916	$13,290
Feb 19	$13,800	$14,405	$13,861
Mar 19	$13,918	$14,616	$13,980
Apr 19	$14,444	$15,199	$14,512
May 19	$13,556	$14,216	$13,621
Jun 19	$14,485	$15,214	$14,557
Jul 19	$14,689	$15,440	$14,765
Aug 19	$14,270	$15,125	$14,344
Sep 19	$14,547	$15,391	$14,627
Oct 19	$14,698	$15,722	$14,781
Nov 19	$15,223	$16,320	$15,309
Dec 19	$15,571	$16,791	$15,660
Jan 20	$15,443	$16,773	$15,535
Feb 20	$14,100	$15,400	$14,185
Mar 20	$11,352	$13,282	$11,421
Apr 20	$12,981	$15,041	$13,061
May 20	$13,893	$15,845	$13,979
Jun 20	$14,141	$16,207	$14,231
Jul 20	$14,971	$17,128	$15,067
Aug 20	$15,496	$18,369	$15,596
Sep 20	$15,189	$17,700	$15,293
Oct 20	$15,284	$17,318	$15,390
Nov 20	$17,393	$19,425	$17,517
Dec 20	$18,204	$20,298	$18,338
Jan 21	$18,156	$20,208	$18,290
Feb 21	$19,165	$20,840	$19,308
Mar 21	$19,682	$21,587	$19,831
Apr 21	$20,680	$22,700	$20,841
May 21	$20,842	$22,803	$21,008
Jun 21	$21,145	$23,365	$21,318
Jul 21	$21,305	$23,761	$21,482
Aug 21	$21,841	$24,438	$22,028
Sep 21	$20,938	$23,342	$21,120
Oct 21	$22,183	$24,920	$22,377
Nov 21	$21,406	$24,541	$21,597
Dec 21	$22,277	$25,507	$22,480
Jan 22	$20,634	$24,006	$20,823
Feb 22	$20,484	$23,402	$20,674
Mar 22	$21,004	$24,161	$21,203
Apr 22	$19,383	$21,993	$19,570
May 22	$19,396	$21,963	$19,585
Jun 22	$17,458	$20,126	$17,631
Jul 22	$19,180	$22,014	$19,371
Aug 22	$18,576	$21,192	$18,763
Sep 22	$16,853	$19,227	$17,024
Oct 22	$18,347	$20,804	$18,535
Nov 22	$19,447	$21,890	$19,649
Dec 22	$18,394	$20,608	$18,587
Jan 23	$19,920	$22,027	$20,131
Feb 23	$19,436	$21,513	$19,642
Mar 23	$19,135	$22,088	$19,341
Apr 23	$19,032	$22,323	$19,239
May 23	$18,499	$22,410	$18,701
Jun 23	$20,040	$23,940	$20,262
Jul 23	$20,832	$24,798	$21,066
Aug 23	$20,108	$24,320	$20,335
Sep 23	$19,094	$23,161	$19,313
Oct 23	$18,138	$22,547	$18,349
Nov 23	$19,990	$24,650	$20,226
Dec 23	$21,534	$25,957	$21,789
Jan 24	$21,224	$26,245	$21,479
Feb 24	$22,407	$27,666	$22,679
Mar 24	$23,375	$28,558	$23,663
Apr 24	$22,109	$27,301	$22,385
May 24	$22,737	$28,591	$23,023
Jun 24	$22,583	$29,476	$22,871
Jul 24	$23,645	$30,024	$23,949
Aug 24	$24,122	$30,678	$24,434
Sep 24	$24,655	$31,313	$24,978
Oct 24	$24,516	$31,083	$24,843
Nov 24	$26,675	$33,150	$27,035
Dec 24	$24,795	$32,137	$25,132
Jan 25	$25,844	$33,152	$26,202
Feb 25	$25,104	$32,516	$25,457
Mar 25	$23,938	$30,620	$24,277
Apr 25	$23,688	$30,414	$24,026
May 25	$25,037	$32,342	$25,400
Jun 25	$25,967	$33,985	$26,348
Jul 25	$26,445	$34,733	$26,837
Aug 25	$27,105	$35,537	$27,507
Sep 25	$27,345	$36,764	$27,752
Oct 25	$27,115	$37,552	$27,523
Nov 25	$27,459	$37,655	$27,873
Dec 25	$27,378	$37,647	$27,796
Jan 26	$28,212	$38,231	$28,646
Feb 26	$29,292	$38,049	$29,740
Mar 26	$27,728	$36,157	$28,156

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	15.83%	7.10%	10.74%
Russell 3000 Index...
	18.09	10.87	13.72
Russell Midcap® Index...
	15.98	7.26	10.91

Key Fund statistics

Table Summary
Net Assets...
$48,234,782,947
Number of Portfolio Holdings...
813
Net Investment Advisory Fees...
$80,108,137
Portfolio Turnover Rate...
11%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
19.0%
Financials...
13.6
Information Technology...
13.0
Consumer Discretionary...
10.7
Health Care...
9.3
Energy...
7.5
Real Estate...
6.7
Utilities...
6.5
Materials...
5.5
Consumer Staples...
4.6
Communication Services...
3.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Corning, Inc...
0.8%
Vertiv Holdings Co., Class A...
0.8
Howmet Aerospace, Inc...
0.7
Western Digital Corp...
0.7
Sandisk Corp...
0.7
Bank of New York Mellon Corp. (The)...
0.6
Quanta Services, Inc...
0.6
Valero Energy Corp...
0.6
Cummins, Inc...
0.6
Marathon Petroleum Corp...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell Mid-Cap ETF

Annual Shareholder Report — March 31, 2026

IWR-03/26-AR

iShares Russell Mid-Cap Growth ETF

IWP | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell Mid-Cap Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Growth ETF	$24	0.23%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 9.40%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell Midcap® Growth Index returned 9.56%.

What contributed to performance?

Mid-cap stocks gained during the reporting period, supported by resilient U.S. economic growth, enthusiasm for artificial intelligence (“AI”) related names, and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. The industrials sector was the largest contributor to the Fund’s return, advancing due to record U.S. defense budgets, aircraft upgrades, infrastructure spending, and surging global orders amid heightened geopolitical tensions. In the information technology sector, a software firm that creates enterprise AI experienced significant gains, driven by commercial revenue and government contracts. Further, AI demand supported semiconductor firms that design and manufacture advanced logic and memory chips used in AI workloads. In the healthcare sector, biotechnology stocks were supported by robust merger and acquisition activity, innovation, clinical readouts, and regulatory developments.

What detracted from performance?

During the reporting period, the communication sector detracted from the Fund’s performance. A company that offers agencies and advertisers the technology to manage digital campaigns was negatively impacted amid an escalating client dispute related to transparency concerns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Russell 3000 Index	Russell MidCap® Growth Index
Apr 16	$9,994	$10,062	$9,994
May 16	$10,155	$10,242	$10,158
Jun 16	$10,152	$10,263	$10,156
Jul 16	$10,653	$10,670	$10,659
Aug 16	$10,619	$10,698	$10,628
Sep 16	$10,613	$10,714	$10,623
Oct 16	$10,180	$10,483	$10,191
Nov 16	$10,620	$10,952	$10,634
Dec 16	$10,657	$11,165	$10,671
Jan 17	$11,010	$11,376	$11,027
Feb 17	$11,324	$11,799	$11,344
Mar 17	$11,385	$11,807	$11,407
Apr 17	$11,552	$11,932	$11,576
May 17	$11,825	$12,054	$11,852
Jun 17	$11,857	$12,163	$11,888
Jul 17	$12,053	$12,392	$12,086
Aug 17	$12,136	$12,416	$12,171
Sep 17	$12,477	$12,719	$12,516
Oct 17	$12,823	$12,996	$12,866
Nov 17	$13,249	$13,391	$13,296
Dec 17	$13,319	$13,525	$13,367
Jan 18	$14,070	$14,238	$14,124
Feb 18	$13,625	$13,713	$13,680
Mar 18	$13,601	$13,438	$13,658
Apr 18	$13,469	$13,489	$13,529
May 18	$13,970	$13,869	$14,035
Jun 18	$14,022	$13,960	$14,089
Jul 18	$14,321	$14,423	$14,392
Aug 18	$15,142	$14,930	$15,221
Sep 18	$15,077	$14,955	$15,157
Oct 18	$13,581	$13,853	$13,656
Nov 18	$13,924	$14,131	$14,003
Dec 18	$12,660	$12,816	$12,732
Jan 19	$14,112	$13,916	$14,195
Feb 19	$14,936	$14,405	$15,028
Mar 19	$15,135	$14,616	$15,231
Apr 19	$15,812	$15,199	$15,916
May 19	$14,899	$14,216	$15,000
Jun 19	$15,944	$15,214	$16,053
Jul 19	$16,309	$15,440	$16,428
Aug 19	$16,010	$15,125	$16,129
Sep 19	$15,824	$15,391	$15,945
Oct 19	$16,115	$15,722	$16,241
Nov 19	$16,913	$16,320	$17,049
Dec 19	$17,108	$16,791	$17,249
Jan 20	$17,265	$16,773	$17,410
Feb 20	$16,071	$15,400	$16,209
Mar 20	$13,671	$13,282	$13,792
Apr 20	$15,811	$15,041	$15,952
May 20	$17,397	$15,845	$17,554
Jun 20	$17,800	$16,207	$17,965
Jul 20	$19,220	$17,128	$19,401
Aug 20	$19,740	$18,369	$19,929
Sep 20	$19,461	$17,700	$19,649
Oct 20	$19,484	$17,318	$19,674
Nov 20	$22,093	$19,425	$22,316
Dec 20	$23,147	$20,298	$23,387
Jan 21	$23,065	$20,208	$23,309
Feb 21	$23,455	$20,840	$23,707
Mar 21	$23,005	$21,587	$23,254
Apr 21	$24,293	$22,700	$24,561
May 21	$23,919	$22,803	$24,186
Jun 21	$25,538	$23,365	$25,829
Jul 21	$25,797	$23,761	$26,095
Aug 21	$26,625	$24,438	$26,938
Sep 21	$25,332	$23,342	$25,633
Oct 21	$27,103	$24,920	$27,430
Nov 21	$25,953	$24,541	$26,271
Dec 21	$26,041	$25,507	$26,363
Jan 22	$22,679	$24,006	$22,961
Feb 22	$22,399	$23,402	$22,683
Mar 22	$22,756	$24,161	$23,047
Apr 22	$20,191	$21,993	$20,452
May 22	$19,407	$21,963	$19,660
Jun 22	$17,954	$20,126	$18,190
Jul 22	$20,148	$22,014	$20,416
Aug 22	$19,485	$21,192	$19,748
Sep 22	$17,828	$19,227	$18,072
Oct 22	$19,227	$20,804	$19,492
Nov 22	$20,270	$21,890	$20,552
Dec 22	$19,050	$20,608	$19,319
Jan 23	$20,710	$22,027	$21,005
Feb 23	$20,503	$21,513	$20,797
Mar 23	$20,782	$22,088	$21,084
Apr 23	$20,478	$22,323	$20,778
May 23	$20,488	$22,410	$20,791
Jun 23	$22,066	$23,940	$22,398
Jul 23	$22,731	$24,798	$23,076
Aug 23	$21,977	$24,320	$22,315
Sep 23	$20,903	$23,161	$21,228
Oct 23	$19,834	$22,547	$20,145
Nov 23	$22,248	$24,650	$22,603
Dec 23	$23,932	$25,957	$24,316
Jan 24	$23,799	$26,245	$24,185
Feb 24	$25,583	$27,666	$26,003
Mar 24	$26,190	$28,558	$26,625
Apr 24	$24,664	$27,301	$25,079
May 24	$24,927	$28,591	$25,346
Jun 24	$25,339	$29,476	$25,770
Jul 24	$25,484	$30,024	$25,926
Aug 24	$26,114	$30,678	$26,570
Sep 24	$26,980	$31,313	$27,455
Oct 24	$27,444	$31,083	$27,935
Nov 24	$31,094	$33,150	$31,658
Dec 24	$29,156	$32,137	$29,691
Jan 25	$31,007	$33,152	$31,585
Feb 25	$29,234	$32,516	$29,785
Mar 25	$27,061	$30,620	$27,577
Apr 25	$27,965	$30,414	$28,503
May 25	$30,640	$32,342	$31,235
Jun 25	$31,968	$33,985	$32,596
Jul 25	$32,619	$34,733	$33,258
Aug 25	$32,941	$35,537	$33,591
Sep 25	$32,852	$36,764	$33,502
Oct 25	$32,756	$37,552	$33,408
Nov 25	$32,060	$37,655	$32,700
Dec 25	$31,622	$37,647	$32,261
Jan 26	$31,345	$38,231	$31,981
Feb 26	$31,590	$38,049	$32,233
Mar 26	$29,605	$36,157	$30,213

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	9.40%	5.17%	11.46%
Russell 3000 Index...
	18.09	10.87	13.72
Russell MidCap® Growth Index...
	9.56	5.37	11.69

Key Fund statistics

Table Summary
Net Assets...
$18,623,853,015
Number of Portfolio Holdings...
281
Net Investment Advisory Fees...
$44,454,109
Portfolio Turnover Rate...
26%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
24.5%
Consumer Discretionary...
21.1
Information Technology...
15.5
Health Care...
14.9
Financials...
8.5
Communication Services...
5.0
Energy...
4.1
Utilities...
2.9
Consumer Staples...
1.7
Real Estate...
1.4
Materials...
0.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Vertiv Holdings Co., Class A...
3.4%
Howmet Aerospace, Inc...
3.3
Royal Caribbean Cruises Ltd...
2.5
Hilton Worldwide Holdings, Inc...
2.5
Cloudflare, Inc., Class A...
2.3
Quanta Services, Inc...
2.3
Cencora, Inc...
2.1
Targa Resources Corp...
1.9
Vistra Corp...
1.8
Monolithic Power Systems, Inc...
1.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell Mid-Cap Growth ETF

Annual Shareholder Report — March 31, 2026

IWP-03/26-AR

iShares S&P 500 3% Capped ETF

TOPC | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares S&P 500 3% Capped ETF (the “Fund”) for the period of April 15, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 3% Capped ETF	$10Footnote Reference(a)	0.09%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 21.40%.

  For the same period, the S&P Total Market Index returned 23.08% and the S&P 500 3% Capped Index returned 21.53%.

What contributed to performance?

Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Companies that provide semiconductors and semiconductor equipment benefited from surging artificial intelligence (“AI”) infrastructure demand, as hyperscale data center expansion spurred increased chip production and investment in semiconductor manufacturing capacity. Technology hardware and equipment stocks also contributed as a consumer-facing technology hardware company gained following a major smartphone launch that drove record sales, while growth in services and subscription revenue supported margins. The industrials sector was supported by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.

An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 15, 2025 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P 500 3% Capped Index
Mar 25	$10,000	$10,000	$10,000
Apr 25	$10,343	$10,346	$10,343
May 25	$10,927	$11,009	$10,928
Jun 25	$11,415	$11,573	$11,418
Jul 25	$11,562	$11,837	$11,566
Aug 25	$11,823	$12,106	$11,827
Sep 25	$12,213	$12,524	$12,219
Oct 25	$12,382	$12,799	$12,389
Nov 25	$12,494	$12,819	$12,502
Dec 25	$12,508	$12,818	$12,519
Jan 26	$12,762	$13,018	$12,774
Feb 26	$12,806	$12,947	$12,820
Mar 26	$12,140	$12,308	$12,153

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was April 15, 2025.

Key Fund statistics

Table Summary
Net Assets...
$24,018,392
Number of Portfolio Holdings...
505
Net Investment Advisory Fees...
$12,069
Portfolio Turnover Rate...
9%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
24.9%
Financials...
15.0
Health Care...
11.3
Industrials...
10.7
Consumer Discretionary...
10.5
Communication Services...
8.7
Consumer Staples...
6.3
Energy...
4.8
Utilities...
3.0
Materials...
2.5
Real Estate...
2.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Amazon.com, Inc...
3.0%
Apple, Inc...
3.0
NVIDIA Corp...
2.9
Microsoft Corp...
2.8
Broadcom, Inc...
2.8
Meta Platforms, Inc., Class A...
2.7
Tesla, Inc...
2.2
Berkshire Hathaway, Inc., Class B...
1.9
JPMorgan Chase & Co...
1.7
Alphabet, Inc., Class A...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since April 15, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 5, 2025, the Fund's contractual fee waiver was extended through July 31, 2031.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P 500 3% Capped ETF

Annual Shareholder Report — March 31, 2026

TOPC-03/26-AR

iShares S&P 500 ex S&P 100 ETF

XOEF | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares S&P 500 ex S&P 100 ETF (the “Fund”) for the period of July 8, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 ex S&P 100 ETF	$15Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 6.94%.

  For the same period, the S&P Total Market Index returned 5.81% and the S&P 500 ex-S&P 100 Select Index returned 7.10%.

What contributed to performance?

Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Companies that provide semiconductors and semiconductor equipment benefited from increasing artificial intelligence (“AI”) infrastructure demand, as hyperscale data center expansion spurred increased chip production and investment in semiconductor manufacturing capacity. Technology hardware and equipment stocks also contributed as rising AI data center demand increased the need for high-capacity storage and supported stronger pricing across storage components. Energy stocks advanced, supported by steady U.S. oil production growth and resilient demand, as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears. The industrials sector also contributed, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models. Companies that provide financial services were pressured by market sentiment shifts amid increasing economic uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 8, 2025 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P 500 ex-S&P 100 Select Index
Jul 25	$10,000	$10,000	$10,000
Jul 25	$9,987	$10,176	$9,988
Aug 25	$10,152	$10,407	$10,155
Sep 25	$10,343	$10,767	$10,348
Oct 25	$10,234	$11,003	$10,240
Nov 25	$10,393	$11,021	$10,401
Dec 25	$10,441	$11,020	$10,451
Jan 26	$10,926	$11,192	$10,940
Feb 26	$11,321	$11,131	$11,337
Mar 26	$10,694	$10,581	$10,710

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was July 8, 2025.

Key Fund statistics

Table Summary
Net Assets...
$18,999,167
Number of Portfolio Holdings...
404
Net Investment Advisory Fees...
$22,550
Portfolio Turnover Rate...
7%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
17.3%
Industrials...
17.2
Financials...
16.0
Health Care...
10.0
Consumer Discretionary...
8.9
Utilities...
6.5
Energy...
6.3
Real Estate...
6.1
Materials...
6.0
Consumer Staples...
3.8
Communication Services...
1.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
KLA Corp...
1.2%
TJX Cos., Inc. (The)...
1.1
Amphenol Corp., Class A...
1.0
Analog Devices, Inc...
1.0
Eaton Corp. plc...
0.9
Welltower, Inc...
0.9
S&P Global, Inc...
0.8
Palo Alto Networks, Inc...
0.8
Arista Networks, Inc...
0.8
Prologis, Inc...
0.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P 500 ex S&P 100 ETF

Annual Shareholder Report — March 31, 2026

XOEF-03/26-AR

iShares S&P Mid-Cap 400 Growth ETF

IJK | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Growth ETF	$18	0.16%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 21.65%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P MidCap 400 Growth Index™ returned 21.85%.

What contributed to performance?

U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for large-cap technology and artificial-intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. The largest contributors to the Fund’s return were industrials stocks, driven primarily by surging demand for data center construction, power infrastructure, and electrical systems as AI-related capital spending accelerated. Defense-oriented names also benefited from rising global defense budgets, with companies exposed to aerospace and advanced materials gaining on robust order backlogs and earnings beats. Technology hardware and equipment stocks contributed due to substantial AI data center demand increasing the needs for specialized components. Semiconductor firms gained, as they supported the complex assembly and precision manufacturing required to scale AI accelerators. Energy stocks were supported by offshore drilling demand, record subsea equipment orders, acquisition activity, and international oilfield service expansion amid sustained crude prices.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P MidCap 400 Growth Index™
Apr 16	$10,066	$10,062	$10,068
May 16	$10,395	$10,242	$10,399
Jun 16	$10,429	$10,262	$10,435
Jul 16	$10,898	$10,670	$10,907
Aug 16	$10,963	$10,699	$10,974
Sep 16	$10,811	$10,718	$10,824
Oct 16	$10,451	$10,483	$10,464
Nov 16	$11,054	$10,949	$11,070
Dec 16	$11,315	$11,162	$11,336
Jan 17	$11,534	$11,379	$11,557
Feb 17	$11,899	$11,799	$11,925
Mar 17	$11,885	$11,808	$11,913
Apr 17	$12,077	$11,931	$12,108
May 17	$12,130	$12,053	$12,163
Jun 17	$12,268	$12,164	$12,303
Jul 17	$12,364	$12,393	$12,402
Aug 17	$12,235	$12,416	$12,275
Sep 17	$12,652	$12,719	$12,695
Oct 17	$13,085	$12,995	$13,133
Nov 17	$13,560	$13,389	$13,613
Dec 17	$13,539	$13,524	$13,594
Jan 18	$14,125	$14,242	$14,185
Feb 18	$13,579	$13,714	$13,639
Mar 18	$13,716	$13,442	$13,778
Apr 18	$13,562	$13,490	$13,625
May 18	$14,106	$13,871	$14,173
Jun 18	$14,165	$13,963	$14,234
Jul 18	$14,355	$14,430	$14,431
Aug 18	$14,900	$14,932	$14,980
Sep 18	$14,717	$14,955	$14,797
Oct 18	$13,217	$13,848	$13,292
Nov 18	$13,656	$14,125	$13,738
Dec 18	$12,113	$12,808	$12,189
Jan 19	$13,236	$13,911	$13,323
Feb 19	$13,833	$14,399	$13,926
Mar 19	$13,914	$14,606	$14,011
Apr 19	$14,374	$15,188	$14,476
May 19	$13,457	$14,208	$13,555
Jun 19	$14,402	$15,203	$14,510
Jul 19	$14,579	$15,426	$14,692
Aug 19	$14,128	$15,115	$14,239
Sep 19	$14,307	$15,376	$14,422
Oct 19	$14,437	$15,702	$14,556
Nov 19	$14,890	$16,297	$15,016
Dec 19	$15,261	$16,766	$15,393
Jan 20	$15,074	$16,745	$15,207
Feb 20	$13,797	$15,374	$13,921
Mar 20	$11,481	$13,251	$11,587
Apr 20	$13,092	$15,008	$13,215
May 20	$14,257	$15,814	$14,393
Jun 20	$14,446	$16,178	$14,591
Jul 20	$15,328	$17,093	$15,482
Aug 20	$15,828	$18,321	$15,991
Sep 20	$15,450	$17,647	$15,612
Oct 20	$15,626	$17,271	$15,793
Nov 20	$17,572	$19,382	$17,762
Dec 20	$18,692	$20,251	$18,898
Jan 21	$19,036	$20,186	$19,248
Feb 21	$19,815	$20,832	$20,036
Mar 21	$20,284	$21,557	$20,515
Apr 21	$21,124	$22,664	$21,368
May 21	$20,753	$22,767	$20,994
Jun 21	$20,972	$23,344	$21,219
Jul 21	$21,169	$23,746	$21,422
Aug 21	$21,469	$24,425	$21,731
Sep 21	$20,550	$23,316	$20,804
Oct 21	$22,103	$24,882	$22,379
Nov 21	$21,314	$24,516	$21,581
Dec 21	$22,188	$25,447	$22,469
Jan 22	$19,881	$23,919	$20,136
Feb 22	$20,072	$23,318	$20,331
Mar 22	$20,175	$24,073	$20,438
Apr 22	$18,635	$21,902	$18,880
May 22	$18,492	$21,858	$18,740
Jun 22	$16,647	$20,020	$16,869
Jul 22	$18,759	$21,898	$19,010
Aug 22	$18,127	$21,071	$18,369
Sep 22	$16,523	$19,107	$16,744
Oct 22	$18,079	$20,666	$18,323
Nov 22	$19,116	$21,757	$19,375
Dec 22	$17,962	$20,478	$18,208
Jan 23	$19,240	$21,906	$19,504
Feb 23	$19,080	$21,398	$19,344
Mar 23	$18,861	$21,961	$19,126
Apr 23	$18,763	$22,181	$19,028
May 23	$18,238	$22,278	$18,499
Jun 23	$19,823	$23,804	$20,111
Jul 23	$20,573	$24,662	$20,875
Aug 23	$20,142	$24,178	$20,441
Sep 23	$19,174	$23,021	$19,460
Oct 23	$18,241	$22,401	$18,514
Nov 23	$19,624	$24,503	$19,921
Dec 23	$21,074	$25,814	$21,395
Jan 24	$20,993	$26,099	$21,318
Feb 24	$23,027	$27,518	$23,388
Mar 24	$24,352	$28,407	$24,733
Apr 24	$22,889	$27,155	$23,249
May 24	$23,828	$28,444	$24,207
Jun 24	$23,522	$29,327	$23,897
Jul 24	$24,510	$29,866	$24,906
Aug 24	$24,325	$30,506	$24,721
Sep 24	$24,601	$31,134	$25,004
Oct 24	$24,270	$30,912	$24,671
Nov 24	$26,395	$32,971	$26,834
Dec 24	$24,395	$31,977	$24,805
Jan 25	$25,307	$32,957	$25,736
Feb 25	$23,891	$32,335	$24,299
Mar 25	$22,348	$30,420	$22,732
Apr 25	$22,308	$30,211	$22,695
May 25	$23,686	$32,146	$24,101
Jun 25	$24,492	$33,793	$24,925
Jul 25	$25,018	$34,564	$25,464
Aug 25	$25,601	$35,349	$26,060
Sep 25	$25,852	$36,570	$26,319
Oct 25	$25,924	$37,374	$26,395
Nov 25	$26,221	$37,433	$26,700
Dec 25	$26,174	$37,431	$26,656
Jan 26	$27,214	$38,014	$27,718
Feb 26	$28,786	$37,805	$29,323
Mar 26	$27,187	$35,939	$27,698

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	21.65%	6.03%	10.52%
S&P Total Market Index...
	18.14	10.76	13.65
S&P MidCap 400 Growth Index™...
	21.85	6.19	10.72

Key Fund statistics

Table Summary
Net Assets...
$9,944,857,832
Number of Portfolio Holdings...
247
Net Investment Advisory Fees...
$14,757,835
Portfolio Turnover Rate...
45%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
31.9%
Information Technology...
17.4
Health Care...
14.4
Consumer Discretionary...
9.7
Financials...
7.2
Real Estate...
5.5
Materials...
3.6
Energy...
3.3
Consumer Staples...
3.1
Utilities...
2.3
Communication Services...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
TechnipFMC plc...
1.7%
Casey's General Stores, Inc...
1.7
United Therapeutics Corp...
1.6
Curtiss-Wright Corp...
1.5
Flex Ltd...
1.5
XPO, Inc...
1.4
Woodward, Inc...
1.3
Royal Gold, Inc...
1.3
ATI, Inc...
1.2
MasTec, Inc...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Mid-Cap 400 Growth ETF

Annual Shareholder Report — March 31, 2026

IJK-03/26-AR

iShares S&P Mid-Cap 400 Value ETF

IJJ | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares S&P Mid-Cap 400 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Value ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 12.64%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P MidCap 400 Value Index™ returned 12.84%.

What contributed to performance?

Value stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed geopolitical tensions in the Middle East. Technology hardware and equipment stocks contributed to the Fund’s return due to substantial artificial intelligence (“AI”) data center demand that increased the need for specialized components such as optical networking and photonic systems. Semiconductor firms gained, as they supported the complex assembly and precision manufacturing required to scale AI infrastructure. Industrials stocks benefited from U.S. reshoring, infrastructure spending, and rising demand for data center construction and power systems. Additionally, energy stocks were supported by a favorable oil price environment, operating cost improvements, and strong free cash flow generation across both onshore shale and offshore operations.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P MidCap 400 Value Index™
Apr 16	$10,171	$10,062	$10,172
May 16	$10,314	$10,242	$10,317
Jun 16	$10,361	$10,262	$10,367
Jul 16	$10,783	$10,670	$10,791
Aug 16	$10,823	$10,699	$10,833
Sep 16	$10,824	$10,718	$10,836
Oct 16	$10,595	$10,483	$10,609
Nov 16	$11,650	$10,949	$11,667
Dec 16	$11,871	$11,162	$11,896
Jan 17	$12,034	$11,379	$12,061
Feb 17	$12,267	$11,799	$12,300
Mar 17	$12,181	$11,808	$12,213
Apr 17	$12,173	$11,931	$12,210
May 17	$11,985	$12,053	$12,024
Jun 17	$12,241	$12,164	$12,282
Jul 17	$12,355	$12,393	$12,400
Aug 17	$12,098	$12,416	$12,143
Sep 17	$12,633	$12,719	$12,682
Oct 17	$12,758	$12,995	$12,809
Nov 17	$13,229	$13,389	$13,284
Dec 17	$13,303	$13,524	$13,362
Jan 18	$13,477	$14,242	$13,538
Feb 18	$12,793	$13,714	$12,853
Mar 18	$12,897	$13,442	$12,960
Apr 18	$12,979	$13,490	$13,045
May 18	$13,526	$13,871	$13,597
Jun 18	$13,580	$13,963	$13,654
Jul 18	$13,872	$14,430	$13,949
Aug 18	$14,223	$14,932	$14,306
Sep 18	$14,084	$14,955	$14,169
Oct 18	$12,831	$13,848	$12,911
Nov 18	$13,198	$14,125	$13,284
Dec 18	$11,697	$12,808	$11,775
Jan 19	$13,062	$13,911	$13,153
Feb 19	$13,574	$14,399	$13,671
Mar 19	$13,330	$14,606	$13,427
Apr 19	$13,960	$15,188	$14,066
May 19	$12,610	$14,208	$12,708
Jun 19	$13,654	$15,203	$13,761
Jul 19	$13,804	$15,426	$13,916
Aug 19	$13,060	$15,115	$13,168
Sep 19	$13,706	$15,376	$13,823
Oct 19	$13,886	$15,702	$14,007
Nov 19	$14,271	$16,297	$14,397
Dec 19	$14,715	$16,766	$14,846
Jan 20	$14,106	$16,745	$14,234
Feb 20	$12,602	$15,374	$12,718
Mar 20	$9,550	$13,251	$9,637
Apr 20	$10,917	$15,008	$11,019
May 20	$11,494	$15,814	$11,601
Jun 20	$11,617	$16,178	$11,732
Jul 20	$11,932	$17,093	$12,052
Aug 20	$12,384	$18,321	$12,511
Sep 20	$11,844	$17,647	$11,967
Oct 20	$12,256	$17,271	$12,386
Nov 20	$14,285	$19,382	$14,439
Dec 20	$15,234	$20,251	$15,401
Jan 21	$15,409	$20,186	$15,578
Feb 21	$16,875	$20,832	$17,064
Mar 21	$18,032	$21,557	$18,239
Apr 21	$18,895	$22,664	$19,116
May 21	$19,258	$22,767	$19,485
Jun 21	$18,715	$23,344	$18,938
Jul 21	$18,678	$23,746	$18,903
Aug 21	$19,124	$24,425	$19,357
Sep 21	$18,405	$23,316	$18,636
Oct 21	$19,216	$24,882	$19,462
Nov 21	$18,757	$24,516	$18,998
Dec 21	$19,860	$25,447	$20,121
Jan 22	$19,068	$23,919	$19,324
Feb 22	$19,306	$23,318	$19,567
Mar 22	$19,730	$24,073	$20,000
Apr 22	$18,420	$21,902	$18,675
May 22	$18,811	$21,858	$19,075
Jun 22	$17,061	$20,020	$17,302
Jul 22	$18,628	$21,898	$18,894
Aug 22	$18,095	$21,071	$18,355
Sep 22	$16,371	$19,107	$16,609
Oct 22	$18,255	$20,666	$18,524
Nov 22	$19,433	$21,757	$19,721
Dec 22	$18,451	$20,478	$18,726
Jan 23	$20,551	$21,906	$20,860
Feb 23	$19,979	$21,398	$20,276
Mar 23	$18,913	$21,961	$19,195
Apr 23	$18,710	$22,181	$18,990
May 23	$18,030	$22,278	$18,302
Jun 23	$19,764	$23,804	$20,065
Jul 23	$20,646	$24,662	$20,962
Aug 23	$19,870	$24,178	$20,176
Sep 23	$18,724	$23,021	$19,015
Oct 23	$17,623	$22,401	$17,897
Nov 23	$19,305	$24,503	$19,608
Dec 23	$21,265	$25,814	$21,606
Jan 24	$20,605	$26,099	$20,939
Feb 24	$21,002	$27,518	$21,345
Mar 24	$22,135	$28,407	$22,498
Apr 24	$20,794	$27,155	$21,137
May 24	$21,763	$28,444	$22,126
Jun 24	$21,346	$29,327	$21,705
Jul 24	$22,953	$29,866	$23,347
Aug 24	$23,097	$30,506	$23,496
Sep 24	$23,363	$31,134	$23,770
Oct 24	$23,348	$30,912	$23,759
Nov 24	$25,409	$32,971	$25,862
Dec 24	$23,711	$31,977	$24,138
Jan 25	$24,645	$32,957	$25,094
Feb 25	$23,891	$32,335	$24,330
Mar 25	$22,821	$30,420	$23,245
Apr 25	$21,824	$30,211	$22,232
May 25	$22,811	$32,146	$23,240
Jun 25	$23,664	$33,793	$24,112
Jul 25	$23,900	$34,564	$24,356
Aug 25	$24,996	$35,349	$25,476
Sep 25	$24,961	$36,570	$25,445
Oct 25	$24,630	$37,374	$25,110
Nov 25	$25,381	$37,433	$25,880
Dec 25	$25,463	$37,431	$25,968
Jan 26	$26,507	$38,014	$27,039
Feb 26	$27,136	$37,805	$27,682
Mar 26	$25,707	$35,939	$26,229

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	12.64%	7.35%	9.90%
S&P Total Market Index...
	18.14	10.76	13.65
S&P MidCap 400 Value Index™...
	12.84	7.54	10.12

Key Fund statistics

Table Summary
Net Assets...
$7,981,564,467
Number of Portfolio Holdings...
310
Net Investment Advisory Fees...
$14,184,462
Portfolio Turnover Rate...
38%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
22.6%
Industrials...
19.2
Consumer Discretionary...
12.5
Materials...
8.3
Real Estate...
8.3
Energy...
7.6
Information Technology...
7.0
Consumer Staples...
6.1
Utilities...
4.7
Health Care...
3.2
Communication Services...
0.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
US Foods Holding Corp...
1.3%
Alcoa Corp...
1.1
Ovintiv, Inc...
1.1
Reliance, Inc...
1.0
Permian Resources Corp., Class A...
1.0
Annaly Capital Management, Inc...
1.0
Jones Lang LaSalle, Inc...
0.9
Performance Food Group Co...
0.9
Reinsurance Group of America, Inc...
0.9
WESCO International, Inc...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Mid-Cap 400 Value ETF

Annual Shareholder Report — March 31, 2026

IJJ-03/26-AR

iShares S&P Small-Cap 600 Growth ETF

IJT | NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares S&P Small-Cap 600 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Growth ETF	$20	0.18%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 17.43%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P SmallCap 600 Growth Index™ returned 17.63%.

What contributed to performance?

U.S. small-cap equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Industrials holdings meaningfully contributed to the Fund's return, driven by accelerating data center construction activity and surging aerospace and defense demand amid heightened geopolitical tensions. In the information technology sector, companies that provide semiconductors and semiconductor equipment benefited from rising demand for advanced manufacturing and testing. This was driven by global AI infrastructure expansion and the accelerating adoption of high-bandwidth memory. The technology hardware, storage and peripherals subsector also contributed, benefiting from the same AI data center buildout wave as well as increased demand for electronics used in military and aerospace systems.

What detracted from performance?

During the reporting period, healthcare equipment and services holdings in the healthcare sector detracted from the Fund’s return. These companies faced a challenging combination of regulatory and reimbursement uncertainty, earnings disappointments, and policy-driven demand headwinds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P SmallCap 600 Growth Index™
Apr 16	$10,029	$10,062	$10,030
May 16	$10,308	$10,242	$10,310
Jun 16	$10,351	$10,262	$10,355
Jul 16	$10,870	$10,670	$10,875
Aug 16	$11,041	$10,699	$11,046
Sep 16	$11,090	$10,718	$11,097
Oct 16	$10,512	$10,483	$10,519
Nov 16	$11,751	$10,949	$11,757
Dec 16	$12,159	$11,162	$12,170
Jan 17	$12,186	$11,379	$12,199
Feb 17	$12,396	$11,799	$12,410
Mar 17	$12,449	$11,808	$12,465
Apr 17	$12,597	$11,931	$12,615
May 17	$12,341	$12,053	$12,362
Jun 17	$12,704	$12,164	$12,727
Jul 17	$12,858	$12,393	$12,886
Aug 17	$12,548	$12,416	$12,577
Sep 17	$13,413	$12,719	$13,445
Oct 17	$13,580	$12,995	$13,615
Nov 17	$14,027	$13,389	$14,064
Dec 17	$13,931	$13,524	$13,969
Jan 18	$14,424	$14,242	$14,470
Feb 18	$13,911	$13,714	$13,949
Mar 18	$14,255	$13,442	$14,307
Apr 18	$14,304	$13,490	$14,361
May 18	$15,313	$13,871	$15,378
Jun 18	$15,523	$13,963	$15,590
Jul 18	$16,105	$14,430	$16,175
Aug 18	$17,171	$14,932	$17,250
Sep 18	$16,601	$14,955	$16,678
Oct 18	$14,760	$13,848	$14,831
Nov 18	$15,127	$14,125	$15,202
Dec 18	$13,334	$12,808	$13,403
Jan 19	$14,538	$13,911	$14,620
Feb 19	$15,188	$14,399	$15,278
Mar 19	$14,767	$14,606	$14,855
Apr 19	$15,272	$15,188	$15,366
May 19	$14,125	$14,208	$14,216
Jun 19	$15,127	$15,203	$15,226
Jul 19	$15,293	$15,426	$15,397
Aug 19	$14,697	$15,115	$14,798
Sep 19	$14,837	$15,376	$14,944
Oct 19	$15,131	$15,702	$15,241
Nov 19	$15,645	$16,297	$15,764
Dec 19	$16,110	$16,766	$16,235
Jan 20	$15,840	$16,745	$15,973
Feb 20	$14,405	$15,374	$14,530
Mar 20	$11,565	$13,251	$11,671
Apr 20	$12,942	$15,008	$13,060
May 20	$13,709	$15,814	$13,835
Jun 20	$14,228	$16,178	$14,362
Jul 20	$15,009	$17,093	$15,154
Aug 20	$15,457	$18,321	$15,609
Sep 20	$14,798	$17,647	$14,955
Oct 20	$15,037	$17,271	$15,203
Nov 20	$17,629	$19,382	$17,823
Dec 20	$19,199	$20,251	$19,417
Jan 21	$20,400	$20,186	$20,637
Feb 21	$21,317	$20,832	$21,564
Mar 21	$21,546	$21,557	$21,798
Apr 21	$21,986	$22,664	$22,248
May 21	$22,006	$22,767	$22,272
Jun 21	$22,345	$23,344	$22,619
Jul 21	$22,320	$23,746	$22,596
Aug 21	$22,792	$24,425	$23,076
Sep 21	$22,003	$23,316	$22,281
Oct 21	$22,902	$24,882	$23,196
Nov 21	$22,434	$24,516	$22,724
Dec 21	$23,499	$25,447	$23,809
Jan 22	$21,118	$23,919	$21,400
Feb 22	$21,200	$23,318	$21,485
Mar 22	$21,255	$24,073	$21,544
Apr 22	$19,233	$21,902	$19,497
May 22	$19,497	$21,858	$19,768
Jun 22	$17,927	$20,020	$18,179
Jul 22	$20,005	$21,898	$20,293
Aug 22	$19,081	$21,071	$19,357
Sep 22	$17,313	$19,107	$17,565
Oct 22	$19,048	$20,666	$19,329
Nov 22	$19,885	$21,757	$20,183
Dec 22	$18,509	$20,478	$18,791
Jan 23	$19,845	$21,906	$20,148
Feb 23	$19,683	$21,398	$19,986
Mar 23	$18,897	$21,961	$19,193
Apr 23	$18,308	$22,181	$18,591
May 23	$18,343	$22,278	$18,628
Jun 23	$19,799	$23,804	$20,109
Jul 23	$20,792	$24,662	$21,118
Aug 23	$20,090	$24,178	$20,406
Sep 23	$18,952	$23,021	$19,253
Oct 23	$17,971	$22,401	$18,260
Nov 23	$19,316	$24,503	$19,629
Dec 23	$21,650	$25,814	$22,005
Jan 24	$21,095	$26,099	$21,443
Feb 24	$21,994	$27,518	$22,361
Mar 24	$22,675	$28,407	$23,054
Apr 24	$21,593	$27,155	$21,961
May 24	$22,768	$28,444	$23,161
Jun 24	$22,346	$29,327	$22,731
Jul 24	$24,555	$29,866	$24,983
Aug 24	$24,146	$30,506	$24,573
Sep 24	$24,336	$31,134	$24,771
Oct 24	$23,461	$30,912	$23,883
Nov 24	$26,083	$32,971	$26,556
Dec 24	$23,690	$31,977	$24,123
Jan 25	$24,628	$32,957	$25,080
Feb 25	$23,172	$32,335	$23,599
Mar 25	$21,796	$30,420	$22,202
Apr 25	$21,235	$30,211	$21,632
May 25	$22,514	$32,146	$22,938
Jun 25	$23,367	$33,793	$23,811
Jul 25	$23,498	$34,564	$23,948
Aug 25	$24,777	$35,349	$25,254
Sep 25	$24,919	$36,570	$25,402
Oct 25	$24,566	$37,374	$25,044
Nov 25	$25,179	$37,433	$25,678
Dec 25	$24,921	$37,431	$25,419
Jan 26	$26,111	$38,014	$26,637
Feb 26	$26,877	$37,805	$27,421
Mar 26	$25,594	$35,939	$26,115

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	17.43%	3.50%	9.85%
S&P Total Market Index...
	18.14	10.76	13.65
S&P SmallCap 600 Growth Index™...
	17.63	3.68	10.08

Key Fund statistics

Table Summary
Net Assets...
$6,505,048,767
Number of Portfolio Holdings...
362
Net Investment Advisory Fees...
$11,191,952
Portfolio Turnover Rate...
50%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
22.0%
Information Technology...
16.4
Health Care...
15.3
Financials...
14.4
Consumer Discretionary...
11.1
Real Estate...
5.7
Energy...
4.3
Materials...
3.2
Communication Services...
3.1
Consumer Staples...
2.4
Utilities...
2.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Primoris Services Corp...
1.0%
Viavi Solutions, Inc...
1.0
Argan, Inc...
1.0
FormFactor, Inc...
1.0
ESCO Technologies, Inc...
1.0
Armstrong World Industries, Inc...
0.9
Sanmina Corp...
0.9
DigitalOcean Holdings, Inc...
0.9
Krystal Biotech, Inc...
0.9
Zurn Elkay Water Solutions Corp...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares S&P Small-Cap 600 Growth ETF

Annual Shareholder Report — March 31, 2026

IJT-03/26-AR

iShares Semiconductor ETF

SOXX | NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Semiconductor ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Semiconductor ETF	$46	0.33%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 76.05%.

  For the same period, the MSCI USA Index returned 17.74% and the NYSE Semiconductor Index (Spliced) returned 76.73%.

What contributed to performance?

Semiconductor stocks meaningfully contributed to the Fund’s return during the reporting period, driven by robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. As AI applications have grown more sophisticated, the chips required to power them have become increasingly complex and expensive to produce, a dynamic that has supported strong pricing power and revenue growth across these firms. Companies focused on the most advanced chip designs benefited as sustained capital investment in leading-edge manufacturing capacity supported strong order growth. Semiconductor materials and equipment companies, the businesses that supply the specialized tools and raw inputs chipmakers need to build next-generation facilities, were also notable contributors. These firms benefited as elevated customer spending translated into strong order activity, longer-term supply agreements, and improved earnings visibility.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	MSCI USA Index	NYSE Semiconductor Index (Spliced)
Apr 16	$9,535	$10,049	$9,540
May 16	$10,362	$10,233	$10,374
Jun 16	$10,265	$10,260	$10,284
Jul 16	$11,379	$10,649	$11,407
Aug 16	$11,918	$10,665	$11,958
Sep 16	$12,428	$10,677	$12,475
Oct 16	$12,244	$10,474	$12,294
Nov 16	$13,112	$10,853	$13,172
Dec 16	$13,517	$11,055	$13,587
Jan 17	$14,085	$11,284	$14,163
Feb 17	$14,487	$11,728	$14,574
Mar 17	$15,120	$11,744	$15,217
Apr 17	$15,038	$11,871	$15,141
May 17	$16,351	$12,033	$16,472
Jun 17	$15,531	$12,109	$15,654
Jul 17	$16,286	$12,355	$16,422
Aug 17	$16,757	$12,396	$16,905
Sep 17	$17,626	$12,649	$17,790
Oct 17	$19,192	$12,938	$19,378
Nov 17	$19,186	$13,332	$19,379
Dec 17	$18,900	$13,477	$19,096
Jan 18	$20,537	$14,250	$20,759
Feb 18	$20,583	$13,727	$20,814
Mar 18	$20,096	$13,392	$20,328
Apr 18	$18,815	$13,446	$19,040
May 18	$20,901	$13,774	$21,162
Jun 18	$19,951	$13,867	$20,211
Jul 18	$20,768	$14,365	$21,050
Aug 18	$21,311	$14,841	$21,608
Sep 18	$20,819	$14,909	$21,115
Oct 18	$18,322	$13,874	$18,588
Nov 18	$18,923	$14,144	$19,205
Dec 18	$17,677	$12,870	$17,942
Jan 19	$19,469	$13,928	$19,770
Feb 19	$20,697	$14,395	$21,024
Mar 19	$21,425	$14,661	$21,773
Apr 19	$23,888	$15,249	$24,288
May 19	$19,941	$14,285	$20,277
Jun 19	$22,502	$15,288	$22,901
Jul 19	$23,791	$15,524	$24,225
Aug 19	$23,247	$15,254	$23,680
Sep 19	$24,114	$15,525	$24,576
Oct 19	$25,550	$15,863	$26,050
Nov 19	$26,597	$16,460	$27,126
Dec 19	$28,703	$16,942	$29,292
Jan 20	$27,787	$16,976	$28,363
Feb 20	$26,508	$15,591	$27,068
Mar 20	$23,524	$13,614	$24,033
Apr 20	$26,955	$15,404	$27,551
May 20	$28,899	$16,206	$29,549
Jun 20	$31,193	$16,576	$31,909
Jul 20	$33,386	$17,559	$34,166
Aug 20	$35,362	$18,878	$36,197
Sep 20	$35,156	$18,174	$36,005
Oct 20	$35,196	$17,701	$36,060
Nov 20	$41,765	$19,749	$42,812
Dec 20	$43,894	$20,563	$45,011
Jan 21	$45,334	$20,372	$46,508
Feb 21	$48,201	$20,904	$49,469
Mar 21	$49,149	$21,691	$50,464
Apr 21	$48,908	$22,871	$50,232
May 21	$50,167	$22,981	$51,546
Jun 21	$52,714	$23,621	$54,188
Jul 21	$53,023	$24,180	$54,523
Aug 21	$54,326	$24,893	$55,882
Sep 21	$51,856	$23,718	$53,365
Oct 21	$55,193	$25,372	$56,818
Nov 21	$61,470	$25,117	$63,315
Dec 21	$63,208	$26,109	$65,132
Jan 22	$55,954	$24,631	$57,673
Feb 22	$55,230	$23,909	$56,947
Mar 22	$55,158	$24,750	$56,895
Apr 22	$46,712	$22,506	$48,192
May 22	$49,713	$22,457	$51,314
Jun 22	$40,922	$20,598	$42,257
Jul 22	$47,637	$22,519	$49,206
Aug 22	$43,185	$21,637	$44,616
Sep 22	$37,421	$19,631	$38,674
Oct 22	$38,376	$21,189	$39,673
Nov 22	$45,659	$22,342	$47,232
Dec 22	$41,063	$21,028	$42,488
Jan 23	$47,611	$22,412	$49,282
Feb 23	$48,307	$21,877	$50,016
Mar 23	$52,584	$22,654	$54,468
Apr 23	$48,718	$22,941	$50,470
May 23	$56,332	$23,090	$58,389
Jun 23	$60,049	$24,630	$62,277
Jul 23	$63,297	$25,478	$65,672
Aug 23	$60,426	$25,049	$62,710
Sep 23	$56,300	$23,874	$58,446
Oct 23	$52,544	$23,325	$54,553
Nov 23	$61,015	$25,524	$63,374
Dec 23	$68,536	$26,726	$71,214
Jan 24	$69,777	$27,143	$72,524
Feb 24	$77,601	$28,599	$80,690
Mar 24	$80,737	$29,509	$83,982
Apr 24	$76,465	$28,291	$79,564
May 24	$83,619	$29,642	$87,038
Jun 24	$88,265	$30,702	$91,905
Jul 24	$84,198	$31,088	$87,704
Aug 24	$82,728	$31,837	$86,195
Sep 24	$82,688	$32,522	$86,183
Oct 24	$78,272	$32,282	$81,597
Nov 24	$77,337	$34,303	$80,638
Dec 24	$77,426	$33,430	$80,764
Jan 25	$78,408	$34,447	$81,814
Feb 25	$74,909	$33,905	$78,178
Mar 25	$67,650	$31,921	$70,624
Apr 25	$66,214	$31,758	$69,133
May 25	$73,698	$33,807	$76,970
Jun 25	$86,075	$35,547	$89,935
Jul 25	$86,484	$36,360	$90,381
Aug 25	$88,399	$37,074	$92,410
Sep 25	$97,995	$38,435	$102,483
Oct 25	$110,772	$39,348	$115,888
Nov 25	$107,293	$39,359	$112,282
Dec 25	$108,945	$39,363	$114,053
Jan 26	$125,218	$39,872	$131,143
Feb 26	$127,420	$39,521	$133,490
Mar 26	$119,098	$37,584	$124,811

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	76.05%	19.37%	28.11%
MSCI USA Index...
	17.74	11.62	14.16
NYSE Semiconductor Index (Spliced)...
	76.73	19.85	28.71

Key Fund statistics

Table Summary
Net Assets...
$20,230,810,498
Number of Portfolio Holdings...
34
Net Investment Advisory Fees...
$52,114,731
Portfolio Turnover Rate...
33%

The NYSE Semiconductor Index (Spliced) reflects the performance of the PHLX Semiconductor Sector Index through June 20, 2021and the NYSE Semiconductor Index thereafter, which reflect the times when each index was the underlying index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
8.4%
Broadcom, Inc...
8.3
Micron Technology, Inc...
7.0
Advanced Micro Devices, Inc...
6.5
Applied Materials, Inc...
5.9
Marvell Technology, Inc...
5.2
Intel Corp...
4.1
KLA Corp...
4.1
Monolithic Power Systems, Inc...
4.1
Teradyne, Inc...
4.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. or ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Semiconductor ETF

Annual Shareholder Report — March 31, 2026

SOXX-03/26-AR

iShares Top 20 U.S. Stocks ETF

TOPT | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Top 20 U.S. Stocks ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Top 20 U.S. Stocks ETF	$22	0.20%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 20.75%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P 500 Top 20 Select Index returned 20.99%.

What contributed to performance?

Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Companies that provide semiconductors and semiconductor equipment benefited from surging artificial intelligence (“AI”) infrastructure demand, as hyperscale data center expansion spurred increased chip production and investment in semiconductor manufacturing capacity. Technology hardware and equipment stocks also contributed as a consumer-facing technology hardware company gained following a major smartphone launch that drove record sales, while growth in services and subscription revenue supported margins. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. An electric vehicle car manufacturer in the consumer discretionary sector was supported by a pivot to autonomous software and dominance in energy storage.

What detracted from performance?

In the financials sector, transaction and payment processing services firms were hindered by reduced consumer spending and stiff competition in payment processing.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 23, 2024 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P 500 Top 20 Select Index
Sep 24	$10,000	$10,000	$10,000
Oct 24	$9,847	$9,861	$9,847
Nov 24	$10,386	$10,518	$10,388
Dec 24	$10,583	$10,200	$10,588
Jan 25	$10,653	$10,513	$10,659
Feb 25	$10,478	$10,315	$10,486
Mar 25	$9,684	$9,704	$9,692
Apr 25	$9,756	$9,637	$9,766
May 25	$10,522	$10,254	$10,535
Jun 25	$11,120	$10,780	$11,135
Jul 25	$11,540	$11,026	$11,558
Aug 25	$11,767	$11,276	$11,787
Sep 25	$12,419	$11,665	$12,443
Oct 25	$12,832	$11,922	$12,858
Nov 25	$12,813	$11,941	$12,842
Dec 25	$12,747	$11,940	$12,777
Jan 26	$12,562	$12,126	$12,594
Feb 26	$12,236	$12,060	$12,268
Mar 26	$11,694	$11,464	$11,727

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	20.75%	11.49%
S&P Total Market Index...
	18.14	9.98
S&P 500 Top 20 Select Index...
	20.99	11.71

Key Fund statistics

Table Summary
Net Assets...
$495,858,130
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$684,341
Portfolio Turnover Rate...
27%

The inception date of the Fund was October 23, 2024.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
42.4%
Communication Services...
17.6
Financials...
13.4
Consumer Discretionary...
8.9
Health Care...
8.8
Consumer Staples...
5.1
Energy...
3.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
16.0%
Apple, Inc...
14.1
Alphabet, Inc., Class A...
6.3
Microsoft Corp...
6.0
Alphabet, Inc., Class C, NVS...
5.1
Amazon.com, Inc...
4.6
Berkshire Hathaway, Inc., Class B...
4.6
Tesla, Inc...
4.3
Broadcom, Inc...
4.3
Meta Platforms, Inc., Class A...
4.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Top 20 U.S. Stocks ETF

Annual Shareholder Report — March 31, 2026

TOPT-03/26-AR

iShares U.S. Digital Infrastructure and Real Estate ETF

IDGT | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Digital Infrastructure and Real Estate ETF	$44	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 33.99%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P Data Center, Tower REIT and Communications Equipment Index™ (Spliced) returned 34.54%.

What contributed to performance?

Communications equipment companies in the information technology sector were the largest contributors to the Fund’s performance during the reporting period. These firms were boosted by a surge in demand for network infrastructure, including optical and wireless systems, driven by artificial intelligence, cloud data center expansion, and ongoing 5G network investments. In the internet services and infrastructure subsector, a cloud platform provider surged due to demand for its content delivery network, which improves performance and security by distributing and caching content across edge servers located closer to end users. Additionally, data center REITs in the real estate sector benefited from rising demand needed to support data centers that power artificial intelligence.

What detracted from performance?

Detracting from the Fund’s return during the reporting period were companies that operate telecom towers in the real estate sector. Reduced capital spending by major wireless carriers tempered leasing activity and slowed revenue growth.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P Data Center, Tower REIT and Communications Equipment Index™ (Spliced)
Apr 16	$9,729	$10,062	$9,733
May 16	$9,814	$10,242	$9,823
Jun 16	$9,582	$10,262	$9,593
Jul 16	$10,180	$10,670	$10,196
Aug 16	$10,703	$10,699	$10,725
Sep 16	$11,239	$10,718	$11,267
Oct 16	$11,027	$10,483	$11,058
Nov 16	$11,823	$10,949	$11,861
Dec 16	$11,990	$11,162	$12,032
Jan 17	$12,147	$11,379	$12,193
Feb 17	$12,675	$11,799	$12,729
Mar 17	$12,531	$11,808	$12,590
Apr 17	$12,380	$11,931	$12,442
May 17	$12,451	$12,053	$12,520
Jun 17	$12,614	$12,164	$12,687
Jul 17	$12,780	$12,393	$12,856
Aug 17	$12,551	$12,416	$12,628
Sep 17	$12,736	$12,719	$12,817
Oct 17	$12,814	$12,995	$12,900
Nov 17	$13,493	$13,389	$13,584
Dec 17	$13,306	$13,524	$13,400
Jan 18	$13,920	$14,242	$14,018
Feb 18	$14,180	$13,714	$14,280
Mar 18	$14,256	$13,442	$14,359
Apr 18	$14,303	$13,490	$14,408
May 18	$14,173	$13,871	$14,280
Jun 18	$14,512	$13,963	$14,622
Jul 18	$14,348	$14,430	$14,460
Aug 18	$15,642	$14,932	$15,767
Sep 18	$15,317	$14,955	$15,443
Oct 18	$13,969	$13,848	$14,085
Nov 18	$14,227	$14,125	$14,349
Dec 18	$13,181	$12,808	$13,298
Jan 19	$14,202	$13,911	$14,336
Feb 19	$15,884	$14,399	$16,040
Mar 19	$15,720	$14,606	$15,881
Apr 19	$16,493	$15,188	$16,666
May 19	$14,134	$14,208	$14,286
Jun 19	$15,138	$15,203	$15,308
Jul 19	$15,768	$15,426	$15,951
Aug 19	$14,272	$15,115	$14,440
Sep 19	$14,838	$15,376	$15,018
Oct 19	$14,899	$15,702	$15,086
Nov 19	$15,239	$16,297	$15,436
Dec 19	$15,438	$16,766	$15,642
Jan 20	$14,857	$16,745	$15,052
Feb 20	$13,542	$15,374	$13,724
Mar 20	$12,136	$13,251	$12,309
Apr 20	$13,889	$15,008	$14,088
May 20	$14,177	$15,814	$14,385
Jun 20	$13,874	$16,178	$14,079
Jul 20	$15,077	$17,093	$15,305
Aug 20	$14,595	$18,321	$14,814
Sep 20	$13,109	$17,647	$13,306
Oct 20	$13,326	$17,271	$13,525
Nov 20	$15,465	$19,382	$15,703
Dec 20	$16,792	$20,251	$17,053
Jan 21	$18,182	$20,186	$18,471
Feb 21	$18,424	$20,832	$18,722
Mar 21	$18,918	$21,557	$19,231
Apr 21	$18,797	$22,664	$19,115
May 21	$19,786	$22,767	$20,127
Jun 21	$20,511	$23,344	$20,873
Jul 21	$20,559	$23,746	$20,929
Aug 21	$20,531	$24,425	$20,906
Sep 21	$19,466	$23,316	$19,830
Oct 21	$20,171	$24,882	$20,552
Nov 21	$21,147	$24,516	$21,556
Dec 21	$23,817	$25,447	$24,293
Jan 22	$20,815	$23,919	$21,237
Feb 22	$20,550	$23,318	$20,971
Mar 22	$20,910	$24,073	$21,347
Apr 22	$18,209	$21,902	$18,592
May 22	$17,890	$21,858	$18,273
Jun 22	$16,641	$20,020	$17,003
Jul 22	$19,701	$21,898	$20,140
Aug 22	$19,924	$21,071	$20,371
Sep 22	$18,259	$19,107	$18,673
Oct 22	$21,181	$20,666	$21,672
Nov 22	$21,228	$21,757	$21,726
Dec 22	$19,565	$20,478	$20,031
Jan 23	$19,887	$21,906	$20,356
Feb 23	$19,302	$21,398	$19,763
Mar 23	$20,249	$21,961	$20,743
Apr 23	$18,225	$22,181	$18,648
May 23	$19,206	$22,278	$19,660
Jun 23	$19,973	$23,804	$20,456
Jul 23	$19,094	$24,662	$19,548
Aug 23	$19,121	$24,178	$19,642
Sep 23	$17,547	$23,021	$18,031
Oct 23	$15,906	$22,401	$16,349
Nov 23	$16,793	$24,503	$17,266
Dec 23	$18,382	$25,814	$18,917
Jan 24	$19,103	$26,099	$19,660
Feb 24	$20,097	$27,518	$20,693
Mar 24	$20,548	$28,407	$21,162
Apr 24	$18,968	$27,155	$19,546
May 24	$19,800	$28,444	$20,410
Jun 24	$20,157	$29,327	$20,787
Jul 24	$21,203	$29,866	$21,873
Aug 24	$21,481	$30,506	$22,168
Sep 24	$22,717	$31,134	$23,456
Oct 24	$22,450	$30,912	$23,187
Nov 24	$23,598	$32,971	$24,382
Dec 24	$23,280	$31,977	$24,066
Jan 25	$23,436	$32,957	$24,234
Feb 25	$22,688	$32,335	$23,468
Mar 25	$21,387	$30,420	$22,131
Apr 25	$21,932	$30,211	$22,705
May 25	$22,888	$32,146	$23,703
Jun 25	$24,115	$33,793	$24,985
Jul 25	$24,567	$34,564	$25,460
Aug 25	$24,065	$35,349	$24,945
Sep 25	$25,268	$36,570	$26,205
Oct 25	$26,337	$37,374	$27,324
Nov 25	$25,529	$37,433	$26,491
Dec 25	$24,862	$37,431	$25,809
Jan 26	$25,643	$38,014	$26,619
Feb 26	$28,447	$37,805	$29,543
Mar 26	$28,656	$35,939	$29,773

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	33.99%	8.66%	11.10%
S&P Total Market Index...
	18.14	10.76	13.65
S&P Data Center, Tower REIT and Communications Equipment Index™ (Spliced)...
	34.54	9.13	11.53

Key Fund statistics

Table Summary
Net Assets...
$166,208,550
Number of Portfolio Holdings...
30
Net Investment Advisory Fees...
$481,786
Portfolio Turnover Rate...
80%

The S&P Data Center, Tower REIT and Communications Equipment Index™ (Spliced) reflects the performance of the S&P North American Technology Multimedia Networking Index through December 17, 2023 and the S&P Data Center, Tower REIT and Communications Equipment Index™ thereafter, which reflect the times when each index was the underlying index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
40.1%
Communications Equipment...
31.3
IT Services...
8.0
Technology Hardware, Storage & Peripherals...
7.5
Semiconductors & Semiconductor Equipment...
7.1
Diversified Telecommunication Services...
5.2
Software...
0.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Equinix, Inc...
10.0%
American Tower Corp...
9.4
Digital Realty Trust, Inc...
9.1
SBA Communications Corp...
6.2
Crown Castle, Inc...
5.4
Uniti Group, Inc...
5.2
Ciena Corp...
4.7
Cisco Systems, Inc...
4.5
NetApp, Inc...
4.3
CoreWeave, Inc., Class A...
4.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Digital Infrastructure and Real Estate ETF

Annual Shareholder Report — March 31, 2026

IDGT-03/26-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-three series of the registrant for which the fiscal year-end is March 31, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $278,700 for the fiscal year ended March 31, 2025 and $306,600 for the fiscal year ended March 31, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2025 and March 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $203,700 for the fiscal year ended March 31, 2025 and $223,100 for the fiscal year ended March 31, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2025 and March 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $203,700 for the fiscal year ended March 31, 2025 and $223,100 for the fiscal year ended March 31, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b) Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
MARCH 31, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Biotechnology ETF | IBB | NASDAQ
iShares Expanded Tech Sector ETF | IGM | NYSE Arca
iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX Echange
iShares North American Natural Resources ETF | IGE | Cboe BZX Exchange
iShares Semiconductor ETF | SOXX | NASDAQ
iShares U.S. Digital Infrastructure and Real Estate ETF | IDGT | NYSE Arca

Page
2

Schedule of Investments
March 31, 2026
iShares
®
Biotechnology ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 89.2%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 339,448 $ 3,160,261
Abivax SA , ADR, NVS
(a) (b)
............... 368,225 41,001,854
Absci Corp.
(a) (b)
...................... 977,116 2,931,348
AC Immune SA
(a) (b)
.................... 444,360 1,221,990
ACADIA Pharmaceuticals, Inc.
(b)
........... 1,253,843 27,910,545
ADC Therapeutics SA
(a) (b)
............... 674,542 2,529,532
ADMA Biologics, Inc.
(b)
................. 1,714,797 15,450,321
Agios Pharmaceuticals, Inc.
(a) (b)
........... 400,919 13,563,090
Alkermes plc
(a) (b)
...................... 1,219,192 43,110,629
Allogene Therapeutics, Inc.
(a) (b)
............ 1,147,954 2,801,008
Alnylam Pharmaceuticals, Inc.
(b)
........... 981,678 324,807,800
Altimmune, Inc.
(a) (b)
.................... 928,536 2,859,891
Alvotech SA
(a) (b)
...................... 822,537 2,821,302
Amgen, Inc. ........................ 1,736,752 611,076,191
Amicus Therapeutics, Inc.
(b)
.............. 2,312,523 33,439,083
AnaptysBio, Inc.
(a) (b)
................... 192,536 10,678,047
Anavex Life Sciences Corp.
(a) (b)
........... 669,837 2,056,400
Annexon, Inc.
(a) (b)
..................... 954,866 5,289,958
Apellis Pharmaceuticals, Inc.
(a) (b)
........... 779,863 31,373,888
Apogee Therapeutics, Inc.
(a) (b)
............ 354,254 29,817,559
Arbutus Biopharma Corp.
(a) (b)
............. 1,121,765 5,047,942
Arcellx, Inc.
(b)
....................... 335,814 38,558,163
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 187,355 1,446,381
Arcus Biosciences, Inc.
(b)
................ 613,629 13,254,386
Arcutis Biotherapeutics, Inc.
(b)
............ 816,473 19,236,104
Argenx SE , ADR
(a) (b)
................... 342,593 250,178,538
ArriVent Biopharma, Inc.
(a) (b)
.............. 201,660 4,652,296
Arrowhead Pharmaceuticals, Inc.
(a) (b)
........ 977,203 61,270,628
ARS Pharmaceuticals, Inc.
(a) (b)
............ 464,368 3,728,875
Ascendis Pharma A/S , ADR
(a) (b)
........... 340,654 77,917,789
Aura Biosciences, Inc.
(a) (b)
............... 338,830 2,266,773
Aurinia Pharmaceuticals, Inc.
(b)
............ 876,154 12,984,602
Autolus Therapeutics plc , ADR
(a) (b)
.......... 1,324,429 1,827,712
Beam Therapeutics, Inc.
(a) (b)
.............. 693,562 16,527,582
BeOne Medicines Ltd. , ADR
(a) (b)
........... 530,243 157,466,264
Bicara Therapeutics, Inc.
(a) (b)
............. 274,291 5,455,648
Bicycle Therapeutics plc , ADR
(b)
........... 244,609 1,134,986
BioCryst Pharmaceuticals, Inc.
(a) (b)
......... 1,719,394 16,368,631
Biogen, Inc.
(b)
....................... 1,093,314 200,437,256
Biohaven Ltd.
(a) (b)
..................... 919,443 7,778,488
BioMarin Pharmaceutical, Inc.
(b)
........... 1,415,266 79,948,376
BioNTech SE , ADR
(a) (b)
................. 600,754 53,395,016
Black Diamond Therapeutics, Inc.
(a) (b)
....... 322,210 686,307
BridgeBio Oncology Therapeutics, Inc.
(a) (b)
.... 325,187 2,910,424
Bridgebio Pharma, Inc.
(a) (b)
............... 1,241,263 92,176,190
C4 Therapeutics, Inc.
(b)
................. 610,105 1,604,576
Cabaletta Bio, Inc.
(a) (b)
.................. 634,669 1,707,260
Candel Therapeutics, Inc.
(a) (b)
............. 402,970 1,974,553
CareDx, Inc.
(a) (b)
...................... 338,588 5,877,888
Caribou Biosciences, Inc.
(a) (b)
............. 595,720 1,131,868
Caris Life Sciences, Inc.
(a) (b)
.............. 899,877 16,089,801
Cellectis SA , ADR, NVS
(a) (b)
.............. 340,579 1,079,635
Centessa Pharmaceuticals plc , ADR
(a) (b)
...... 521,844 20,727,644
CG oncology, Inc.
(a) (b)
.................. 380,083 25,724,017
Cogent Biosciences, Inc.
(a) (b)
............. 1,011,494 38,932,404
Compass Pathways plc , ADR
(a) (b)
.......... 613,422 3,392,224
Corvus Pharmaceuticals, Inc.
(b)
........... 474,310 6,939,155
CRISPR Therapeutics AG
(a) (b)
............. 665,113 31,639,425
Cullinan Therapeutics, Inc.
(a) (b)
............ 324,101 4,605,475
Cytokinetics, Inc.
(a) (b)
................... 898,836 59,242,281
CytomX Therapeutics, Inc.
(b)
............. 989,449 4,650,410
Day One Biopharmaceuticals, Inc.
(b)
........ 579,977 12,434,707
Denali Therapeutics, Inc.
(a) (b)
............. 1,057,404 20,302,157
Security
Shares
Shares Value
Biotechnology (continued)
Design Therapeutics, Inc.
(a) (b)
............. 236,349 $ 2,514,753
Disc Medicine, Inc.
(a) (b)
................. 215,335 13,768,520
Dyne Therapeutics, Inc.
(a) (b)
.............. 919,378 16,668,323
Editas Medicine, Inc.
(a) (b)
................ 732,683 1,809,727
Emergent BioSolutions, Inc.
(a) (b)
........... 377,285 3,131,466
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 205,610 2,596,854
Entrada Therapeutics, Inc.
(a) (b)
............ 158,597 2,001,494
Erasca, Inc.
(a) (b)
...................... 1,387,277 22,446,142
Exelixis, Inc.
(b)
....................... 1,875,216 80,428,014
Foghorn Therapeutics, Inc.
(a) (b)
............ 223,654 1,069,066
Galapagos NV , ADR
(a) (b)
................ 272,459 8,173,770
Genmab A/S , ADR
(a) (b)
.................. 3,562,490 95,581,607
Geron Corp.
(a) (b)
...................... 4,522,485 6,738,503
Gilead Sciences, Inc. .................. 4,525,095 630,662,491
Gossamer Bio, Inc.
(a) (b)
................. 1,513,676 497,243
GRAIL, Inc.
(a) (b)
...................... 261,587 13,518,816
Halozyme Therapeutics, Inc.
(a) (b)
........... 870,308 56,248,006
Humacyte, Inc.
(a) (b)
.................... 1,224,660 743,001
Ideaya Biosciences, Inc.
(a) (b)
.............. 616,916 20,555,641
Immuneering Corp. , Class A
(a) (b)
........... 390,818 2,059,611
ImmunityBio, Inc.
(a) (b)
................... 2,578,049 19,773,636
Immunocore Holdings plc , ADR
(a) (b)
......... 277,761 8,374,494
Immunovant, Inc.
(a) (b)
................... 627,513 15,587,423
Immutep Ltd. , ADR
(b)
.................. 810,926 284,635
Incyte Corp.
(a) (b)
...................... 1,470,975 138,448,167
Inhibrx Biosciences, Inc.
(a) (b)
.............. 75,993 5,109,009
Insmed, Inc.
(a) (b)
...................... 1,591,189 260,191,225
Intellia Therapeutics, Inc.
(a) (b)
............. 837,073 10,731,276
Ionis Pharmaceuticals, Inc.
(b)
............. 1,208,055 90,712,850
Iovance Biotherapeutics, Inc.
(a) (b)
........... 2,624,465 9,211,872
Ironwood Pharmaceuticals, Inc. , Class A
(a) (b)
... 1,175,911 4,127,448
Janux Therapeutics, Inc.
(b)
............... 393,165 5,464,994
Jyong Biotech Ltd.
(a) (b)
.................. 206,929 444,897
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 277,492 5,585,914
Keros Therapeutics, Inc.
(a) (b)
.............. 139,226 1,537,055
Kodiak Sciences, Inc.
(a) (b)
................ 423,309 16,136,539
Krystal Biotech, Inc.
(a) (b)
................. 189,358 48,914,959
Kura Oncology, Inc.
(a) (b)
................. 629,755 5,119,908
Kymera Therapeutics, Inc.
(a) (b)
............ 522,469 43,516,443
Kyverna Therapeutics, Inc.
(a) (b)
............ 251,785 2,172,905
Larimar Therapeutics, Inc.
(a) (b)
............. 374,683 1,686,073
Legend Biotech Corp. , ADR
(a) (b)
........... 985,974 17,836,270
Lexeo Therapeutics, Inc.
(a) (b)
.............. 458,399 2,631,210
Lineage Cell Therapeutics, Inc.
(a) (b)
......... 1,624,800 2,567,184
Lyell Immunopharma, Inc.
(a) (b)
............. 54,527 1,093,812
Madrigal Pharmaceuticals, Inc.
(b)
.......... 155,663 81,484,911
MannKind Corp.
(a) (b)
................... 2,203,953 5,399,685
MeiraGTx Holdings plc
(a) (b)
............... 431,539 3,737,128
Mesoblast Ltd. , ADR
(a) (b)
................ 461,099 7,091,703
Mineralys Therapeutics, Inc.
(a) (b)
........... 440,562 11,934,825
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 393,493 36,350,883
Moderna, Inc.
(a) (b)
..................... 2,698,057 137,061,296
Monte Rosa Therapeutics, Inc.
(b)
........... 347,150 5,710,618
Myriad Genetics, Inc.
(b)
................. 664,273 2,989,229
Natera, Inc.
(b)
....................... 982,660 196,522,173
Neurocrine Biosciences, Inc.
(b)
............ 729,014 96,040,304
Neurogene, Inc.
(a) (b)
................... 94,890 1,912,982
Newamsterdam Pharma Co. NV
(a) (b)
........ 538,902 17,250,253
NovaBridge Biosciences , ADR
(a) (b)
.......... 540,640 1,329,974
Novavax, Inc.
(a) (b)
..................... 1,159,520 9,438,493
Nurix Therapeutics, Inc.
(a) (b)
.............. 722,346 11,196,363
Nuvalent, Inc. , Class A
(a) (b)
............... 356,221 36,494,841
Olema Pharmaceuticals, Inc.
(a) (b)
........... 501,332 7,474,860
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 425,304 5,388,602
Oruka Therapeutics, Inc.
(b)
............... 304,963 14,958,435

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Biotechnology ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
PepGen, Inc.
(a) (b)
..................... 452,271 $ 800,520
Perspective Therapeutics, Inc.
(a) (b)
.......... 694,902 2,897,741
Praxis Precision Medicines, Inc.
(b)
.......... 195,503 62,989,112
Precigen, Inc.
(a) (b)
..................... 1,107,009 4,284,125
Prime Medicine, Inc.
(a) (b)
................ 705,556 2,455,335
Protagonist Therapeutics, Inc.
(a) (b)
.......... 447,977 47,216,776
Prothena Corp. plc
(a) (b)
.................. 324,021 3,149,484
PTC Therapeutics, Inc.
(a) (b)
............... 594,386 40,495,518
Pyxis Oncology, Inc.
(a) (b)
................. 345,848 504,938
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 3,426,967 10,520,789
Regeneron Pharmaceuticals, Inc. .......... 759,808 587,058,053
REGENXBIO, Inc.
(a) (b)
.................. 332,113 2,783,107
Relay Therapeutics, Inc.
(a) (b)
.............. 982,304 9,773,925
Replimune Group, Inc.
(b)
................ 572,116 4,376,687
Revolution Medicines, Inc.
(b)
.............. 1,286,582 125,120,099
Rhythm Pharmaceuticals, Inc.
(b)
........... 475,525 41,356,409
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 131,303 3,550,433
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 754,131 2,699,789
Roivant Sciences Ltd.
(b)
................. 3,650,129 101,108,573
Sagimet Biosciences, Inc. , Class A
(a) (b)
....... 189,581 990,561
Sana Biotechnology, Inc.
(a) (b)
............. 1,238,486 3,566,840
Sarepta Therapeutics, Inc.
(a) (b)
............ 741,145 16,127,315
Savara, Inc.
(a) (b)
...................... 777,175 4,243,375
Scholar Rock Holding Corp.
(a) (b)
........... 690,234 33,931,903
Silence Therapeutics plc , ADR
(a) (b)
.......... 173,673 915,257
Sionna Therapeutics, Inc.
(a) (b)
............. 185,485 7,436,094
Solid Biosciences, Inc.
(a) (b)
............... 596,245 4,292,964
Spyre Therapeutics, Inc.
(a) (b)
.............. 479,905 24,206,408
Stoke Therapeutics, Inc.
(a) (b)
.............. 331,976 10,809,139
Summit Therapeutics, Inc.
(a) (b)
............. 801,139 15,189,595
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 632,836 14,783,049
Tango Therapeutics, Inc.
(a) (b)
.............. 689,315 14,420,470
Taysha Gene Therapies, Inc.
(a) (b)
........... 1,675,656 7,490,182
Tectonic Therapeutic, Inc.
(a) (b)
............. 76,047 2,350,613
Tenaya Therapeutics, Inc.
(a) (b)
............. 1,202,496 832,608
Travere Therapeutics, Inc.
(b)
.............. 676,002 20,084,019
Twist Bioscience Corp.
(a) (b)
............... 437,703 20,799,647
Tyra Biosciences, Inc.
(a) (b)
............... 273,040 10,457,432
Ultragenyx Pharmaceutical, Inc.
(b)
.......... 681,700 14,281,615
uniQure NV
(a) (b)
...................... 414,559 6,778,040
United Therapeutics Corp.
(a) (b)
............ 316,165 187,479,522
Upstream Bio, Inc.
(a) (b)
.................. 213,474 1,921,266
UroGen Pharma Ltd.
(a) (b)
................ 286,635 5,153,697
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 405,880 2,804,631
Vaxcyte, Inc.
(a) (b)
...................... 1,047,869 60,891,668
Vera Therapeutics, Inc. , Class A
(a) (b)
......... 420,650 16,922,749
Veracyte, Inc.
(a) (b)
..................... 580,547 18,699,419
Vericel Corp.
(b)
....................... 374,278 12,040,523
Vertex Pharmaceuticals, Inc.
(a) (b)
........... 1,356,849 605,887,352
Vir Biotechnology, Inc.
(a) (b)
............... 808,854 7,247,332
Voyager Therapeutics, Inc.
(a) (b)
............ 329,727 1,272,746
Xencor, Inc.
(b)
....................... 514,335 6,202,880
Xenon Pharmaceuticals, Inc.
(b)
............ 599,634 34,868,717
Zai Lab Ltd. , ADR
(a) (b)
.................. 615,023 11,568,583
Zenas Biopharma, Inc.
(a) (b)
............... 176,307 3,446,802
Zymeworks, Inc.
(b)
.................... 531,083 13,298,318
7,257,687,082
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.
(b)
...................... 764,787 8,336,178
Health Care Providers & Services — 0.1%
(b)
Castle Biosciences, Inc. ................ 216,137 5,306,163
Fulgent Genetics, Inc.
(a)
................ 149,058 2,370,022
Security
Shares
Shares Value
Health Care Providers & Services (continued)
OPKO Health, Inc.
(a)
................... 2,888,592 $ 3,292,995
10,969,180
Life Sciences Tools & Services — 6.4%
10X Genomics, Inc. , Class A
(a) (b)
........... 843,466 17,906,783
AbCellera Biologics, Inc.
(a) (b)
.............. 1,735,622 6,057,321
Adaptive Biotechnologies Corp.
(b)
.......... 1,108,297 15,383,162
Alpha Teknova, Inc.
(a) (b)
................. 79,802 230,628
Bio-Techne Corp.
(a)
.................... 1,154,344 60,326,018
Bruker Corp.
(a)
....................... 765,932 27,665,464
Charles River Laboratories International, Inc.
(a) (b)
362,917 62,603,183
Codexis, Inc.
(a) (b)
..................... 684,837 1,116,284
Cytek Biosciences, Inc.
(a) (b)
.............. 870,532 3,804,225
Fortrea Holdings, Inc.
(a) (b)
................ 694,497 6,542,162
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 317,983 1,949,236
Illumina, Inc.
(a) (b)
...................... 1,109,593 136,768,433
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
760,630 2,152,583
Medpace Holdings, Inc.
(b)
............... 170,276 81,764,833
OmniAb, Inc.
(a) (b)
..................... 875,965 1,375,265
OmniAb, Inc., 12.50 Earnout Shares
(b) (c)
...... 46,839 —
OmniAb, Inc., 15.00 Earnout Shares
(b) (c)
...... 46,839 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 2,025,735 2,673,970
Personalis, Inc.
(a) (b)
.................... 461,847 2,941,965
Quanterix Corp.
(a) (b)
................... 285,419 1,004,675
Quantum-Si, Inc. , Class A
(a) (b)
............. 1,226,078 948,984
Repligen Corp.
(a) (b)
.................... 397,722 46,859,606
Standard BioTools, Inc.
(a) (b)
............... 2,753,268 2,531,079
Stevanato Group SpA .................. 371,161 5,103,464
Tempus AI, Inc. , Class A
(a) (b)
.............. 775,514 35,068,743
522,778,066
Pharmaceuticals — 4.1%
(b)
Aardvark Therapeutics, Inc.
(a)
............. 89,868 338,802
Aclaris Therapeutics, Inc.
(a)
.............. 767,604 2,878,515
Alto Neuroscience, Inc.
(a)
................ 213,119 4,790,915
Alumis, Inc. ......................... 531,460 11,708,064
Amylyx Pharmaceuticals, Inc. ............ 688,966 9,576,627
Arvinas, Inc. ........................ 403,938 4,281,743
AtaiBeckley, Inc.
(a)
.................... 2,164,557 7,662,532
Atea Pharmaceuticals, Inc.
(a)
............. 461,012 2,480,245
Axsome Therapeutics, Inc. .............. 319,752 54,044,483
BioAge Labs, Inc. .................... 211,802 3,704,417
Contineum Therapeutics, Inc. , Class A
(a)
..... 200,778 2,622,161
Crinetics Pharmaceuticals, Inc.
(a)
.......... 727,938 26,438,708
Definium Therapeutics, Inc. .............. 704,492 13,314,899
Edgewise Therapeutics, Inc.
(a)
............ 573,382 18,061,533
Enliven Therapeutics, Inc.
(a)
.............. 323,226 12,670,459
Fulcrum Therapeutics, Inc.
(a)
............. 430,263 3,300,117
GH Research plc
(a)
.................... 334,856 4,708,075
LENZ Therapeutics, Inc.
(a)
............... 207,401 1,897,719
Maze Therapeutics, Inc.
(a)
............... 198,348 5,920,688
MBX Biosciences, Inc.
(a)
................ 200,013 5,970,388
Neumora Therapeutics, Inc. .............. 422,306 823,497
Nuvation Bio, Inc. , Class A
(a)
............. 1,799,622 7,720,378
Pharvaris NV
(a)
...................... 192,361 5,434,198
Phathom Pharmaceuticals, Inc.
(a)
.......... 357,687 3,973,903
Rapport Therapeutics, Inc.
(a)
............. 218,211 6,827,822
Septerna, Inc. ....................... 201,263 4,836,350
Structure Therapeutics, Inc. , ADR
(a)
......... 382,470 18,435,054
Tarsus Pharmaceuticals, Inc. ............. 298,140 20,914,521
Terns Pharmaceuticals, Inc.
(a)
............. 715,332 37,712,303
Theravance Biopharma, Inc. ............. 354,388 5,751,717
Third Harmonic Bio, Inc.
(c)
............... 134,478 1
Trevi Therapeutics, Inc.
(a)
............... 609,747 7,274,282
WaVe Life Sciences Ltd. ................ 1,178,632 8,545,082

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Biotechnology ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zevra Therapeutics, Inc.
(a)
............... 414,602 $ 3,864,091
328,484,289
Total Common Stocks — 99 .9%
(Cost: $ 10,485,365,131 ) ............................ 8,128,254,795
Preferred Stocks
Biotechnology — 0.1%
Grifols SA .......................... 978,191 7,845,092
Total Preferred Stocks — 0 .1%
(Cost: $ 9,297,245 ) ............................... 7,845,092
Rights
Biotechnology — 0.0%
(b)
Akero Therapeutics, Inc., CVR
(a) (c)
......... 515,954 340,530
Akouos, Inc., CVR
(a) (c)
................. 157,087 2
Cargo Therapeutics, Inc., CVR
(a) (c)
......... 198,104 2
Cartesian Therapeutics, Inc.
(c)
............ 6,098 1,585
Contra Chinook Therape, CVR
(c)
.......... 320,962 54,563
Fusion Pharmaceuticals, Inc., CVR
(a)
....... 1,880 1,034
397,716
Total Rights — 0.0%
(Cost: $ 337,502 ) ................................. 397,716
Total Long-Term Investments — 100.0%
(Cost: $ 10,494,999,878 ) ............................ 8,136,497,603
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(f)
................... 760,466,684 $ 760,618,778
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 12,996,156 12,996,156
Total Short-Term Securities — 9 .5%
(Cost: $ 773,303,758 ) .............................. 773,614,934
Total Investments — 109 .5%
(Cost: $ 11,268,303,636 ) ............................ 8,910,112,537
Liabilities in Excess of Other Assets — (9.5) % ............. (770,497,985)
Net Assets — 100.0% ...............................
$ 8,139,614,552
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 785,661,263 $ — $ (24,827,217)
(a)
$ (75,595) $ (139,673) $ 760,618,778 760,466,684 $ 5,898,162
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 6,673,221 6,322,935
(a)
— — — 12,996,156 12,996,156 434,778 —
$ (75,595) $ (139,673) $ 773,614,934 $ 6,332,940 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Biotechnology ETF
6
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 16 06/18/26 $ 2,385 $ 25,970
Russell 2000 E-Mini Index .................................................... 9 06/18/26 1,130 26,289
$ 52,259
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 52,259 $ — $ — $ — $ 52,259
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (9,857,777) $ — $ — $ — $ (9,857,777)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 107,401 $ — $ — $ — $ 107,401
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 6,165,651

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Biotechnology ETF
Schedules of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,128,254,794 $ — $ 1 $ 8,128,254,795
Preferred Securities ....................................... 7,845,092 — — 7,845,092
Rights ................................................ — 1,034 396,682 397,716
Short-Term Securities
Money Market Funds ...................................... 773,614,934 — — 773,614,934
$ 8,909,714,820 $ 1,034 $ 396,683 $ 8,910,112,537
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 52,259 $ — $ — $ 52,259
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2026
iShares
®
Expanded Tech Sector ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 4.4%
ADTRAN Holdings, Inc.
(a) (b)
.............. 37,140 $ 467,221
Applied Optoelectronics, Inc.
(a) (b)
........... 32,794 2,774,045
Arista Networks, Inc.
(b)
................. 527,650 64,784,867
Aviat Networks, Inc.
(b)
.................. 5,682 128,470
BK Technologies Corp.
(b)
................ 1,525 113,811
Calix, Inc.
(b)
......................... 31,592 1,547,692
Ciena Corp.
(b)
....................... 71,975 27,942,854
Cisco Systems, Inc. ................... 2,018,918 156,647,848
Clearfield, Inc.
(b)
...................... 6,696 177,243
Digi International, Inc.
(b)
................. 18,845 908,329
Extreme Networks, Inc.
(b)
................ 69,317 1,045,300
F5, Inc.
(b)
.......................... 28,882 8,356,429
Harmonic, Inc.
(b)
...................... 58,416 524,576
Lumentum Holdings, Inc.
(a) (b)
............. 36,482 25,638,090
Motorola Solutions, Inc. ................ 84,645 36,733,391
NETGEAR, Inc.
(b)
..................... 15,166 331,225
NetScout Systems, Inc.
(b)
............... 35,609 1,132,010
Ondas, Inc.
(a) (b)
...................... 229,649 2,076,027
Ribbon Communications, Inc.
(a) (b)
.......... 50,699 107,482
Viasat, Inc.
(a) (b)
....................... 69,593 3,187,359
Viavi Solutions, Inc.
(b)
.................. 115,753 3,852,260
Vistance Networks, Inc.
(b)
............... 113,229 2,060,768
340,537,297
Electronic Equipment, Instruments & Components — 4.7%
Advanced Energy Industries, Inc. .......... 19,284 6,223,140
Amphenol Corp. , Class A ............... 628,103 79,360,814
Arlo Technologies, Inc.
(a) (b)
............... 53,894 766,912
Arrow Electronics, Inc.
(b)
................ 25,922 3,717,474
Avnet, Inc. ......................... 42,227 2,602,028
Badger Meter, Inc. .................... 15,280 2,327,908
Bel Fuse, Inc. , Class A ................. 804 144,881
Bel Fuse, Inc. , Class B, NVS ............. 5,483 1,085,524
Belden, Inc. ........................ 20,298 2,330,819
Benchmark Electronics, Inc. ............. 18,733 1,050,172
CDW Corp. ......................... 66,526 8,050,976
Celestica, Inc.
(b)
...................... 58,715 16,538,841
Cognex Corp. ....................... 84,671 4,148,032
Coherent Corp.
(b)
..................... 95,778 22,815,277
Corning, Inc. ........................ 398,938 54,243,600
Crane NXT Co. ...................... 25,902 1,051,362
CTS Corp.
(a)
........................ 15,024 717,546
ePlus, Inc. ......................... 12,928 972,832
Fabrinet
(a) (b)
......................... 18,306 9,546,945
Flex Ltd.
(b)
.......................... 187,872 12,298,101
Insight Enterprises, Inc.
(b)
............... 15,661 1,049,444
IPG Photonics Corp.
(b)
................. 12,732 1,458,960
Itron, Inc.
(b)
......................... 23,468 2,103,437
Jabil, Inc. .......................... 53,961 14,333,660
Keysight Technologies, Inc.
(b)
............. 87,642 24,747,472
Knowles Corp.
(b)
..................... 43,906 1,127,506
Littelfuse, Inc. ....................... 12,801 4,344,019
Mirion Technologies, Inc. , Class A
(b)
........ 122,912 2,284,934
Napco Security Technologies, Inc. ......... 17,401 685,425
nLight, Inc.
(b)
........................ 28,278 1,612,412
Novanta, Inc.
(a) (b)
..................... 18,579 2,194,366
OSI Systems, Inc.
(a) (b)
.................. 7,880 2,092,219
PC Connection, Inc. ................... 5,749 336,087
Plexus Corp.
(b)
....................... 13,852 2,805,584
Ralliant Corp. ....................... 58,537 2,434,554
Rogers Corp.
(b)
...................... 8,140 873,666
Sanmina Corp.
(b)
..................... 27,720 3,593,621
TD SYNNEX Corp. .................... 38,319 6,464,798
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
TE Connectivity plc ................... 149,936 $ 31,339,623
Teledyne Technologies, Inc.
(b)
............. 23,996 14,517,820
TTM Technologies, Inc.
(b)
................ 52,793 5,143,094
Vishay Intertechnology, Inc. .............. 61,113 1,100,034
Vontier Corp. ........................ 72,363 2,566,716
Zebra Technologies Corp. , Class A
(b)
........ 25,140 5,256,271
364,458,906
Entertainment — 3.5%
Electronic Arts, Inc. ................... 115,087 23,462,787
Netflix, Inc.
(b)
........................ 2,157,458 207,439,587
Playtika Holding Corp. ................. 27,380 76,116
ROBLOX Corp. , Class A
(b)
............... 338,085 19,122,087
Take-Two Interactive Software, Inc.
(b)
........ 88,944 17,566,440
267,667,017
Interactive Media & Services — 12.9%
Alphabet, Inc. , Class A ................. 1,253,942 360,583,561
Alphabet, Inc. , Class C, NVS ............. 1,007,259 288,942,317
Cargurus, Inc. , Class A
(a) (b)
............... 42,177 1,436,127
Grindr, Inc.
(b)
........................ 22,990 277,949
IAC, Inc.
(b)
.......................... 33,832 1,354,295
Match Group, Inc. .................... 119,899 3,682,098
Meta Platforms, Inc. , Class A ............. 564,131 322,756,269
Pinterest, Inc. , Class A
(b)
................ 299,162 5,486,631
Reddit, Inc. , Class A
(b)
.................. 65,907 8,874,378
Rumble, Inc. , Class A
(a) (b)
................ 54,617 278,547
Snap, Inc. , Class A, NVS
(a) (b)
............. 564,549 2,596,925
TripAdvisor, Inc.
(b)
.................... 54,177 577,527
Trump Media & Technology Group Corp.
(a) (b)
... 85,498 793,422
Yelp, Inc.
(b)
......................... 30,330 750,364
Ziff Davis, Inc.
(a) (b)
..................... 19,799 830,766
ZoomInfo Technologies, Inc.
(b)
............ 140,993 843,138
1,000,064,314
IT Services — 5.4%
Accenture plc , Class A ................. 314,419 62,346,144
Akamai Technologies, Inc.
(b)
.............. 73,515 8,443,198
Applied Digital Corp.
(a) (b)
................ 126,180 2,995,513
ASGN, Inc.
(b)
........................ 21,668 838,768
BigBear.ai Holdings, Inc.
(a) (b)
.............. 226,595 797,614
CGI, Inc.
(a)
......................... 97,420 7,121,402
Cloudflare, Inc. , Class A
(b)
............... 162,142 33,456,380
Cognizant Technology Solutions Corp. , Class A . 244,378 14,992,590
CoreWeave, Inc. , Class A
(a) (b)
............. 123,399 9,559,721
DigitalOcean Holdings, Inc.
(b)
............. 35,018 3,003,844
DXC Technology Co.
(b)
................. 90,386 1,136,152
EPAM Systems, Inc.
(a) (b)
................ 28,076 3,801,490
Fastly, Inc. , Class A
(a) (b)
................. 71,525 2,078,516
Gartner, Inc.
(b)
....................... 35,995 5,699,448
GoDaddy, Inc. , Class A
(b)
................ 69,053 5,708,612
Grid Dynamics Holdings, Inc. , Class A
(b)
...... 32,251 183,831
International Business Machines Corp. ...... 477,632 115,773,220
Kyndryl Holdings, Inc.
(b)
................. 118,615 1,556,229
MongoDB, Inc. , Class A
(a) (b)
.............. 41,587 10,179,250
Okta, Inc. , Class A
(b)
................... 86,405 6,800,938
Shopify, Inc. , Class A
(a) (b)
................ 626,479 74,312,939
Snowflake, Inc. , Class A
(b)
............... 174,850 26,370,877
Twilio, Inc. , Class A
(b)
.................. 77,474 9,747,779
VeriSign, Inc. ....................... 42,175 10,474,583
417,379,038
Semiconductors & Semiconductor Equipment — 34.3%
ACM Research, Inc. , Class A
(b)
............ 27,657 1,088,303
Advanced Micro Devices, Inc.
(b)
........... 833,105 169,478,550
Allegro MicroSystems, Inc.
(b)
............. 64,387 2,030,122

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Ambarella, Inc.
(b)
..................... 20,745 $ 1,067,849
Amkor Technology, Inc. ................. 59,025 2,657,896
Analog Devices, Inc. ................... 249,681 79,433,513
Applied Materials, Inc. ................. 405,580 138,623,188
Astera Labs, Inc.
(b)
.................... 67,751 7,425,510
Axcelis Technologies, Inc.
(a) (b)
............. 15,405 1,433,897
Broadcom, Inc. ...................... 2,042,337 632,123,725
Cirrus Logic, Inc.
(b)
.................... 25,893 3,744,646
Cohu, Inc.
(b)
........................ 24,694 756,130
Credo Technology Group Holding Ltd.
(b)
...... 81,219 7,624,028
Diodes, Inc.
(b)
....................... 23,383 1,596,124
Enphase Energy, Inc.
(b)
................. 67,552 2,554,141
Entegris, Inc. ........................ 77,673 9,106,383
First Solar, Inc.
(b)
..................... 54,832 10,816,160
FormFactor, Inc.
(b)
.................... 39,310 3,812,677
Impinj, Inc.
(b)
........................ 13,772 1,414,384
Intel Corp.
(b)
........................ 2,399,042 105,869,723
KLA Corp. .......................... 66,981 98,623,494
Kulicke & Soffa Industries, Inc. ............ 26,744 1,757,616
Lam Research Corp. .................. 638,102 136,336,873
Lattice Semiconductor Corp.
(b)
............ 69,900 6,483,924
MACOM Technology Solutions Holdings, Inc.
(b)
. 32,892 7,304,326
Marvell Technology, Inc. ................ 445,490 44,125,785
MaxLinear, Inc.
(b)
..................... 43,604 758,274
Microchip Technology, Inc. ............... 276,514 17,865,570
Micron Technology, Inc. ................. 575,107 194,294,149
MKS, Inc. .......................... 34,326 7,888,458
Monolithic Power Systems, Inc. ........... 24,889 27,212,388
Navitas Semiconductor Corp.
(a) (b)
.......... 102,576 899,592
NVIDIA Corp. ....................... 3,751,046 654,182,422
NXP Semiconductors NV ............... 128,605 25,317,180
ON Semiconductor Corp.
(b)
.............. 201,344 12,467,220
Onto Innovation, Inc.
(b)
................. 25,462 5,221,492
Photronics, Inc.
(b)
..................... 29,110 1,176,335
Power Integrations, Inc. ................ 28,409 1,454,541
Qnity Electronics, Inc. .................. 107,029 12,349,006
Qorvo, Inc.
(b)
........................ 42,608 3,297,859
QUALCOMM, Inc. .................... 545,216 70,212,917
Rambus, Inc.
(b)
...................... 55,001 4,731,736
Rigetti Computing, Inc.
(a) (b)
............... 167,305 2,348,962
Semtech Corp.
(b)
..................... 47,283 3,635,590
Silicon Laboratories, Inc.
(b)
............... 16,659 3,467,571
SiTime Corp.
(b)
....................... 11,349 3,919,377
Skyworks Solutions, Inc. ................ 77,169 4,132,400
SolarEdge Technologies, Inc.
(b)
............ 30,773 1,570,962
Synaptics, Inc.
(a) (b)
.................... 20,092 1,407,244
Teradyne, Inc. ....................... 80,026 23,724,508
Texas Instruments, Inc. ................. 463,735 90,029,513
Ultra Clean Holdings, Inc.
(b)
.............. 22,795 1,417,393
Universal Display Corp. ................ 22,576 2,069,316
Veeco Instruments, Inc.
(a) (b)
.............. 30,361 1,028,023
2,655,368,965
Software — 23.1%
A10 Networks, Inc. .................... 38,086 880,548
ACI Worldwide, Inc.
(b)
.................. 53,118 2,178,369
Adeia, Inc. ......................... 55,896 1,343,181
Adobe, Inc.
(b)
........................ 209,769 50,990,649
Agilysys, Inc.
(b)
...................... 13,521 961,884
Alarm.com Holdings, Inc.
(b)
.............. 25,701 1,110,026
Alkami Technology, Inc.
(a) (b)
.............. 41,517 650,571
Appfolio, Inc. , Class A
(b)
................ 12,041 1,900,311
Appian Corp. , Class A
(b)
................ 21,717 523,597
AppLovin Corp. , Class A
(b)
............... 138,473 55,112,254
Asana, Inc. , Class A
(a) (b)
................. 49,481 316,678
Security
Shares
Shares Value
Software (continued)
Atlassian Corp. , Class A
(a) (b)
.............. 87,202 $ 5,951,536
Aurora Innovation, Inc. , Class A
(a) (b)
......... 629,798 2,594,768
Autodesk, Inc.
(b)
...................... 108,327 25,933,484
AvePoint, Inc. , Class A
(b)
................ 73,387 697,910
Bentley Systems, Inc. , Class B ............ 75,067 2,636,353
BILL Holdings, Inc.
(b)
................... 44,269 1,695,503
BitMine Immersion Technologies, Inc.
(a)
...... 232,287 4,594,637
Blackbaud, Inc.
(b)
..................... 19,012 734,053
BlackBerry Ltd.
(a) (b)
.................... 281,969 913,580
BlackLine, Inc.
(b)
..................... 25,923 959,151
Box, Inc. , Class A
(b)
................... 73,159 1,729,479
Braze, Inc. , Class A
(b)
.................. 50,089 1,182,601
C3.ai, Inc. , Class A
(a) (b)
................. 60,761 511,608
Cadence Design Systems, Inc.
(a) (b)
......... 139,094 38,650,050
CCC Intelligent Solutions Holdings, Inc.
(b)
..... 303,228 1,819,368
Cipher Digital, Inc.
(a) (b)
.................. 149,116 1,919,123
Circle Internet Group, Inc. , Class A
(b)
........ 27,505 2,624,252
Cleanspark, Inc.
(a) (b)
................... 130,703 1,112,283
Clear Secure, Inc. , Class A .............. 46,100 2,231,701
Clearwater Analytics Holdings, Inc. , Class A
(b)
.. 145,922 3,451,055
Commvault Systems, Inc.
(b)
.............. 22,893 1,783,136
Core Scientific, Inc.
(b)
.................. 157,501 2,356,215
Crowdstrike Holdings, Inc. , Class A
(b)
........ 128,822 50,293,397
Datadog, Inc. , Class A
(b)
................ 167,743 19,802,061
Descartes Systems Group, Inc. (The)
(a) (b)
..... 44,636 3,194,152
DocuSign, Inc.
(b)
..................... 102,340 4,851,939
Dolby Laboratories, Inc. , Class A .......... 30,912 1,856,575
Dropbox, Inc. , Class A
(a) (b)
............... 90,542 2,057,114
D-Wave Quantum, Inc.
(a) (b)
............... 188,964 2,726,750
Dynatrace, Inc.
(b)
..................... 152,398 5,635,678
Elastic NV
(b)
........................ 46,856 2,342,331
Fair Isaac Corp.
(b)
..................... 12,124 12,942,855
Five9, Inc.
(b)
........................ 38,686 586,867
Fortinet, Inc.
(b)
....................... 322,989 26,394,661
Freshworks, Inc. , Class A
(b)
.............. 109,213 876,980
Gen Digital, Inc. ...................... 281,642 5,303,319
Gitlab, Inc. , Class A
(b)
.................. 73,874 1,598,633
Guidewire Software, Inc.
(b)
............... 43,446 6,497,784
HubSpot, Inc.
(b)
...................... 26,869 6,558,723
Hut 8 Corp.
(b)
........................ 48,369 2,268,990
Intapp, Inc.
(b)
........................ 26,907 691,241
InterDigital, Inc. ...................... 13,126 3,964,052
Intuit, Inc. .......................... 142,188 61,479,247
Klaviyo, Inc. , Class A
(b)
................. 71,536 1,392,091
Life360, Inc.
(a) (b)
...................... 40,698 1,661,292
Lightspeed Commerce, Inc.
(a) (b)
............ 64,161 574,883
LiveRamp Holdings, Inc.
(a) (b)
.............. 32,878 871,925
Manhattan Associates, Inc.
(b)
............. 30,587 4,071,741
MARA Holdings, Inc.
(a) (b)
................ 197,081 1,608,181
Microsoft Corp. ...................... 1,723,034 637,815,496
N-able, Inc.
(b)
........................ 35,354 165,103
nCino, Inc.
(b)
........................ 50,829 761,418
NCR Voyix Corp.
(a) (b)
................... 67,223 425,522
NextNav, Inc.
(a) (b)
..................... 46,724 748,518
Nutanix, Inc. , Class A
(b)
................. 138,164 5,251,614
Onestream, Inc.
(b)
..................... 39,859 956,616
Open Text Corp. ..................... 127,308 2,831,330
Oracle Corp. ........................ 866,472 127,466,696
PagerDuty, Inc.
(b)
..................... 47,441 294,609
Palantir Technologies, Inc. , Class A
(b)
....... 1,167,254 170,745,915
Palo Alto Networks, Inc.
(b)
............... 412,776 66,176,248
PAR Technology Corp.
(a) (b)
............... 21,530 286,995
Pegasystems, Inc. .................... 47,589 2,025,388
Procore Technologies, Inc.
(b)
............. 61,523 3,506,811
Progress Software Corp.
(b)
............... 22,167 568,584

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Expanded Tech Sector ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
PTC, Inc.
(b)
......................... 60,813 $ 8,665,244
Q2 Holdings, Inc.
(b)
.................... 32,195 1,522,823
Qualys, Inc.
(b)
....................... 18,497 1,624,961
Rapid7, Inc.
(b)
....................... 27,834 153,365
RingCentral, Inc. , Class A ............... 39,231 1,459,001
Riot Platforms, Inc.
(b)
.................. 165,344 2,043,652
Roper Technologies, Inc. ................ 54,467 19,273,693
Rubrik, Inc. , Class A
(b)
.................. 77,611 3,800,611
Salesforce, Inc. ...................... 478,800 89,377,596
Samsara, Inc. , Class A
(b)
................ 181,029 5,736,809
SEMrush Holdings, Inc. , Class A
(b)
......... 20,513 244,925
SentinelOne, Inc. , Class A
(b)
.............. 170,300 2,193,464
ServiceNow, Inc.
(b)
.................... 534,473 55,879,152
ServiceTitan, Inc. , Class A
(b)
.............. 29,401 1,865,787
SoundHound AI, Inc. , Class A
(a) (b)
.......... 199,562 1,370,991
Sprinklr, Inc. , Class A
(b)
................. 60,997 365,982
SPS Commerce, Inc.
(b)
................. 19,948 1,110,505
Strategy, Inc. , Class A
(a) (b)
............... 160,132 19,984,474
Synopsys, Inc.
(b)
..................... 97,753 38,757,109
Tenable Holdings, Inc.
(b)
................ 59,546 1,007,221
Teradata Corp.
(b)
..................... 46,263 1,185,721
Terawulf, Inc.
(a) (b)
..................... 167,922 2,423,114
Trimble, Inc.
(b)
....................... 121,572 7,930,142
Tyler Technologies, Inc.
(b)
............... 21,984 7,526,882
UiPath, Inc. , Class A
(a) (b)
................ 218,957 2,430,423
Unity Software, Inc.
(b)
.................. 177,671 3,898,102
Varonis Systems, Inc.
(b)
................. 59,547 1,278,474
Vertex, Inc. , Class A
(b)
.................. 39,085 464,721
Workday, Inc. , Class A
(a) (b)
............... 108,845 14,141,142
Workiva, Inc. , Class A
(b)
................. 27,114 1,616,808
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 103,637 1,649,901
Zoom Communications, Inc. , Class A
(b)
...... 135,699 10,908,843
Zscaler, Inc.
(a) (b)
...................... 52,074 7,305,461
1,793,377,338
Technology Hardware, Storage & Peripherals — 11.6%
Apple, Inc. ......................... 2,675,213 678,942,306
Dell Technologies, Inc. , Class C ........... 151,862 24,925,110
Diebold Nixdorf, Inc.
(b)
.................. 17,506 1,320,653
Everpure, Inc. , Class A
(b)
................ 160,269 9,462,282
GPGI, Inc. , Class A
(a)
.................. 91,604 1,566,428
Hewlett Packard Enterprise Co. ........... 678,991 16,166,776
HP, Inc. ........................... 469,082 9,011,065
IonQ, Inc.
(a) (b)
........................ 181,037 5,219,298
NetApp, Inc. ........................ 101,211 10,362,994
Quantum Computing, Inc.
(a) (b)
............. 98,855 677,157
Sandisk Corp.
(b)
...................... 75,416 47,914,802
Seagate Technology Holdings plc .......... 111,433 43,654,992
Super Micro Computer, Inc.
(a) (b)
............ 257,094 5,854,030
Western Digital Corp. .................. 173,249 46,862,122
901,940,015
Total Long-Term Investments — 99 .9%
(Cost: $ 6,446,100,456 ) ............................ 7,740,792,890
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 120,578,562 $ 120,602,678
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 8,696,489 8,696,489
Total Short-Term Securities — 1 .7%
(Cost: $ 129,293,338 ) .............................. 129,299,167
Total Investments — 101 .6%
(Cost: $ 6,575,393,794 ) ............................ 7,870,092,057
Liabilities in Excess of Other Assets — (1.6) % ............. (121,206,497)
Net Assets — 100.0% ...............................
$ 7,748,885,560
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
11
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 145,311,103 $ — $ (24,647,008)
(a)
$ (44,722) $ (16,695) $ 120,602,678 120,578,562 $ 404,530
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,783,615 — (1,087,126)
(a)
— — 8,696,489 8,696,489 385,592 —
$ (44,722) $ (16,695) $ 129,299,167 $ 790,122 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 23 06/18/26 $ 6,210 $ (243,112)
S&P E-Mini Communication Services Select Sector Index ............................... 12 06/18/26 1,752 (47,391)
$ (290,503)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 290,503 $ — $ — $ — $ 290,503
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 1,951,427 $ — $ — $ — $ 1,951,427
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (288,457) $ — $ — $ — $ (288,457)

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Expanded Tech Sector ETF
12
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 8,666,670
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,740,792,890 $ — $ — $ 7,740,792,890
Short-Term Securities
Money Market Funds ...................................... 129,299,167 — — 129,299,167
$ 7,870,092,057 $ — $ — $ 7,870,092,057
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (290,503) $ — $ — $ (290,503)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 3.5%
Electronic Arts, Inc. ................... 1,036,169 $ 211,243,774
Take-Two Interactive Software, Inc.
(a)
........ 800,772 158,152,470
369,396,244
Interactive Media & Services — 0.2%
Snap, Inc. , Class A, NVS
(a) (b)
............. 5,079,630 23,366,298
Software — 96.3%
A10 Networks, Inc. .................... 327,671 7,575,754
ACI Worldwide, Inc.
(a)
.................. 475,015 19,480,365
Adeia, Inc. ......................... 502,480 12,074,594
Adobe, Inc.
(a)
........................ 1,888,489 459,053,906
Agilysys, Inc.
(a) (b)
..................... 117,773 8,378,371
Alarm.com Holdings, Inc.
(a)
.............. 228,891 9,885,802
Alkami Technology, Inc.
(a) (b)
.............. 365,301 5,724,267
Appfolio, Inc. , Class A
(a) (b)
............... 111,890 17,658,480
Appian Corp. , Class A
(a) (b)
............... 185,950 4,483,255
AppLovin Corp. , Class A
(a)
............... 1,231,737 490,231,326
Asana, Inc. , Class A
(a) (b)
................. 421,714 2,698,970
Atlassian Corp. , Class A
(a) (b)
.............. 779,829 53,223,329
Aurora Innovation, Inc. , Class A
(a) (b)
......... 5,734,096 23,624,476
Autodesk, Inc.
(a)
...................... 975,294 233,485,384
AvePoint, Inc. , Class A
(a)
................ 649,513 6,176,869
Bentley Systems, Inc. , Class B
(b)
........... 685,638 24,079,607
BILL Holdings, Inc.
(a)
................... 404,950 15,509,585
BitMine Immersion Technologies, Inc.
(b)
...... 2,091,365 41,367,200
Blackbaud, Inc.
(a)
..................... 164,576 6,354,279
BlackBerry Ltd.
(a) (b)
.................... 2,490,808 8,070,218
BlackLine, Inc.
(a) (b)
.................... 229,014 8,473,518
Box, Inc. , Class A
(a)
................... 658,532 15,567,696
Braze, Inc. , Class A
(a) (b)
................. 450,771 10,642,703
C3.ai, Inc. , Class A
(a) (b)
................. 574,267 4,835,328
Cadence Design Systems, Inc.
(a)
.......... 1,252,242 347,960,485
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 2,691,182 16,147,092
Cipher Digital, Inc.
(a) (b)
.................. 1,346,393 17,328,078
Circle Internet Group, Inc. , Class A
(a) (b)
....... 249,183 23,774,550
Cleanspark, Inc.
(a) (b)
................... 1,175,902 10,006,926
Clear Secure, Inc. , Class A .............. 408,170 19,759,510
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 1,327,208 31,388,469
Commvault Systems, Inc.
(a)
.............. 201,992 15,733,157
Core Scientific, Inc.
(a) (b)
................. 1,428,496 21,370,300
Crowdstrike Holdings, Inc. , Class A
(a)
........ 1,159,780 452,789,710
Datadog, Inc. , Class A
(a)
................ 1,510,217 178,281,117
Descartes Systems Group, Inc. (The)
(a) (b)
..... 395,758 28,320,442
DocuSign, Inc.
(a) (b)
.................... 920,816 43,655,887
Dolby Laboratories, Inc. , Class A .......... 279,935 16,812,896
Dropbox, Inc. , Class A
(a) (b)
............... 803,294 18,250,840
D-Wave Quantum, Inc.
(a) (b)
............... 1,700,397 24,536,729
Dynatrace, Inc.
(a)
..................... 1,371,069 50,702,132
Elastic NV
(a)
........................ 426,348 21,313,137
Fair Isaac Corp.
(a) (b)
................... 109,170 116,543,342
Five9, Inc.
(a) (b)
....................... 362,476 5,498,761
Fortinet, Inc.
(a)
....................... 2,907,882 237,632,117
Freshworks, Inc. , Class A
(a)
.............. 956,832 7,683,361
Gen Digital, Inc. ...................... 2,534,090 47,716,915
Gitlab, Inc. , Class A
(a) (b)
................. 654,316 14,159,398
Guidewire Software, Inc.
(a)
............... 390,672 58,428,904
HubSpot, Inc.
(a)
...................... 242,490 59,191,809
Hut 8 Corp.
(a) (b)
...................... 442,976 20,780,004
Intapp, Inc.
(a)
........................ 255,055 6,552,363
InterDigital, Inc. ...................... 118,078 35,659,556
Intuit, Inc. .......................... 1,180,814 510,560,357
Klaviyo, Inc. , Class A
(a) (b)
................ 668,965 13,018,059
Life360, Inc.
(a) (b)
...................... 360,702 14,723,856
Security
Shares
Shares Value
Software (continued)
Lightspeed Commerce, Inc.
(a) (b)
............ 577,757 $ 5,176,703
LiveRamp Holdings, Inc.
(a) (b)
.............. 290,235 7,697,032
Manhattan Associates, Inc.
(a) (b)
............ 275,165 36,629,965
MARA Holdings, Inc.
(a) (b)
................ 1,740,806 14,204,977
Microsoft Corp. ...................... 2,426,519 898,224,538
N-able, Inc.
(a)
........................ 340,520 1,590,228
nCino, Inc.
(a)
........................ 482,978 7,235,010
NCR Voyix Corp.
(a) (b)
................... 642,385 4,066,297
NextNav, Inc.
(a) (b)
..................... 407,061 6,521,117
Nutanix, Inc. , Class A
(a)
................. 1,243,245 47,255,742
Onestream, Inc.
(a) (b)
................... 374,057 8,977,368
Open Text Corp.
(b)
.................... 1,152,221 25,625,395
Oracle Corp. ........................ 6,022,796 886,013,520
PagerDuty, Inc.
(a) (b)
.................... 414,029 2,571,120
Palantir Technologies, Inc. , Class A
(a) (b)
...... 6,480,408 947,954,082
Palo Alto Networks, Inc.
(a) (b)
.............. 3,673,259 588,896,883
PAR Technology Corp.
(a) (b)
............... 188,217 2,508,933
Pegasystems, Inc. .................... 419,348 17,847,451
Procore Technologies, Inc.
(a) (b)
............ 551,070 31,410,990
Progress Software Corp.
(a)
............... 192,940 4,948,911
PTC, Inc.
(a) (b)
........................ 547,853 78,063,574
Q2 Holdings, Inc.
(a)
.................... 287,833 13,614,501
Qualys, Inc.
(a) (b)
...................... 164,770 14,475,044
Rapid7, Inc.
(a)
....................... 266,470 1,468,250
RingCentral, Inc. , Class A ............... 348,611 12,964,843
Riot Platforms, Inc.
(a)
.................. 1,487,952 18,391,087
Roper Technologies, Inc. ................ 490,384 173,527,282
Rubrik, Inc. , Class A
(a)
.................. 698,377 34,199,522
Salesforce, Inc. ...................... 4,258,992 795,026,037
Samsara, Inc. , Class A
(a) (b)
............... 1,646,892 52,190,007
SEMrush Holdings, Inc. , Class A
(a)
......... 211,056 2,520,009
SentinelOne, Inc. , Class A
(a)
.............. 1,532,231 19,735,135
ServiceNow, Inc.
(a) (b)
................... 4,498,097 470,276,041
ServiceTitan, Inc. , Class A
(a) (b)
............ 263,501 16,721,773
SoundHound AI, Inc. , Class A
(a) (b)
.......... 1,783,783 12,254,589
Sprinklr, Inc. , Class A
(a)
................. 561,607 3,369,642
SPS Commerce, Inc.
(a)
................. 173,836 9,677,450
Strategy, Inc. , Class A
(a) (b)
............... 1,441,988 179,960,102
Synopsys, Inc.
(a)
..................... 880,072 348,930,947
Tenable Holdings, Inc.
(a)
................ 543,171 9,187,737
Teradata Corp.
(a) (b)
.................... 429,134 10,998,704
Terawulf, Inc.
(a) (b)
..................... 1,523,323 21,981,551
Trimble, Inc.
(a)
....................... 1,093,909 71,355,684
Tyler Technologies, Inc.
(a) (b)
.............. 198,150 67,842,597
UiPath, Inc. , Class A
(a) (b)
................ 1,968,835 21,854,068
Unity Software, Inc.
(a)
.................. 1,592,632 34,942,346
Varonis Systems, Inc.
(a) (b)
................ 538,329 11,557,924
Vertex, Inc. , Class A
(a)
.................. 341,109 4,055,786
Workday, Inc. , Class A
(a) (b)
............... 980,139 127,339,659
Workiva, Inc. , Class A
(a)
................. 241,642 14,409,112
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 930,120 14,807,510
Zoom Communications, Inc. , Class A
(a)
...... 1,222,469 98,274,283
Zscaler, Inc.
(a)
....................... 469,983 65,933,915
10,352,198,514
Total Long-Term Investments — 100 .0%
(Cost: $ 14,491,496,061 ) ............................ 10,744,961,056

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Expanded Tech-Software Sector ETF
14
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 537,654,110 $ 537,761,641
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 5,742,811 5,742,811
Total Short-Term Securities — 5 .0%
(Cost: $ 543,464,259 ) .............................. 543,504,452
Total Investments — 105 .0%
(Cost: $ 15,034,960,320 ) ............................ 11,288,465,508
Liabilities in Excess of Other Assets — (5.0) % ............. (540,448,365)
Net Assets — 100.0% ...............................
$ 10,748,017,143
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 670,490,238 $ — $ (132,633,185)
(a)
$ 26,310 $ (121,722) $ 537,761,641 537,654,110 $ 1,171,398
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,635,835 — (5,893,024)
(a)
— — 5,742,811 5,742,811 288,910 —
$ 26,310 $ (121,722) $ 543,504,452 $ 1,460,308 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 29 06/18/26 $ 7,829 $ (68,279)
Russell 2000 E-Mini Index .................................................... 26 06/18/26 3,266 15
$ (68,264)

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
15
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 15 $ — $ — $ — $ 15
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 68,279 — — — 68,279
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 1,547,478 $ — $ — $ — $ 1,547,478
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (34,716) $ — $ — $ — $ (34,716)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,910,118
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,744,961,056 $ — $ — $ 10,744,961,056
Short-Term Securities
Money Market Funds ...................................... 543,504,452 — — 543,504,452
$ 11,288,465,508 $ — $ — $ 11,288,465,508
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 15 $ — $ — $ 15
Liabilities
Equity contracts ........................................... (68,279) — — (68,279)
$ (68,264) $ — $ — $ (68,264)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2026
iShares
®
North American Natural Resources ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 4.7%
Amrize Ltd.
(a)
........................ 120,546 $ 6,752,987
CRH plc ........................... 157,076 16,511,829
Eagle Materials, Inc. ................... 7,372 1,396,625
Knife River Corp.
(a) (b)
................... 13,279 1,084,230
Martin Marietta Materials, Inc. ............ 14,126 8,315,694
United States Lime & Minerals, Inc. ......... 2,503 326,917
Vulcan Materials Co. .................. 30,972 8,433,676
42,821,958
Containers & Packaging — 3.8%
Amcor plc .......................... 108,282 4,304,210
AptarGroup, Inc. ..................... 15,086 1,901,138
Avery Dennison Corp. .................. 18,118 3,128,616
Ball Corp. .......................... 62,800 3,712,108
Crown Holdings, Inc. .................. 26,274 2,633,969
Graphic Packaging Holding Co. ........... 68,668 682,560
Greif, Inc. , Class A, NVS ................ 5,801 389,073
International Paper Co. ................. 123,750 4,417,875
O-I Glass, Inc.
(a)
...................... 35,744 375,669
Packaging Corp. of America ............. 20,943 4,444,523
Sealed Air Corp. ..................... 34,507 1,451,019
Silgan Holdings, Inc. ................... 20,616 799,901
Smurfit Westrock plc .................. 122,420 4,878,437
Sonoco Products Co. .................. 23,130 1,251,102
34,370,200
Energy Equipment & Services — 6.8%
Archrock, Inc. ....................... 41,101 1,430,315
Baker Hughes Co. , Class A .............. 231,592 14,138,692
Cactus, Inc. , Class A .................. 16,200 767,394
Halliburton Co. ...................... 196,268 7,652,489
Helmerich & Payne, Inc. ................ 23,409 843,426
Kodiak Gas Services, Inc. ............... 19,482 1,136,190
Liberty Energy, Inc. , Class A ............. 37,970 1,093,536
Noble Corp. plc ...................... 29,477 1,446,436
NOV, Inc. .......................... 84,834 1,595,728
Oceaneering International, Inc.
(a)
.......... 23,223 823,720
Patterson-UTI Energy, Inc. .............. 81,112 878,443
SLB Ltd. ........................... 350,435 18,008,855
TechnipFMC plc ...................... 94,796 6,553,247
Tidewater, Inc.
(a)
..................... 10,730 896,492
Transocean Ltd.
(a) (b)
................... 232,378 1,540,666
Valaris Ltd.
(a)
........................ 15,086 1,479,031
Weatherford International plc ............. 16,803 1,589,228
61,873,888
Metals & Mining — 19.4%
Agnico Eagle Mines Ltd.
(b)
............... 117,403 23,830,461
Alamos Gold, Inc. , Class A
(b)
............. 98,400 4,371,912
Alcoa Corp. ......................... 60,682 4,025,037
Aris Mining Corp.
(a) (b)
................... 47,155 875,668
B2Gold Corp.
(b)
...................... 313,839 1,421,691
Barrick Mining Corp. ................... 392,635 16,015,582
Centerra Gold, Inc.
(b)
.................. 46,935 834,974
Century Aluminum Co.
(a)
................ 12,395 727,463
Coeur Mining, Inc.
(a)
................... 241,728 4,537,232
Eldorado Gold Corp.
(b)
................. 47,085 1,616,428
Endeavour Silver Corp.
(a) (b)
.............. 69,366 645,797
Equinox Gold Corp. ................... 184,108 2,662,202
ERO Copper Corp.
(a)
.................. 24,466 652,508
First Majestic Silver Corp.
(b)
.............. 108,586 2,332,427
Fortuna Mining Corp.
(a)
................. 71,407 709,071
Franco-Nevada Corp.
(b)
................. 45,187 11,163,448
Freeport-McMoRan, Inc. ................ 336,815 19,797,986
Security
Shares
Shares Value
Metals & Mining (continued)
Hecla Mining Co. ..................... 157,033 $ 2,925,525
Hudbay Minerals, Inc. .................. 92,993 1,943,554
IAMGOLD Corp.
(a) (b)
................... 137,155 2,581,257
Kinross Gold Corp.
(b)
.................. 281,195 8,582,071
Materion Corp. ...................... 4,838 699,817
MP Materials Corp. , Class A
(a) (b)
........... 31,581 1,524,099
Newmont Corp. ...................... 255,736 27,683,422
Novagold Resources, Inc.
(a)
.............. 68,232 612,723
OR Royalties, Inc.
(b)
................... 43,988 1,672,424
Orla Mining Ltd.
(b)
..................... 62,969 1,015,690
Pan American Silver Corp. ............... 98,865 5,400,995
Perpetua Resources Corp.
(a)
............. 18,390 517,127
Royal Gold, Inc. ...................... 18,992 4,833,274
Seabridge Gold, Inc.
(a) (b)
................ 20,127 570,399
SSR Mining, Inc.
(a)
.................... 47,589 1,399,117
Teck Resources Ltd. , Class B ............ 104,910 5,429,092
Triple Flag Precious Metals Corp.
(b)
......... 16,591 575,874
Wheaton Precious Metals Corp. ........... 106,399 13,939,333
178,125,680
Oil, Gas & Consumable Fuels — 64.9%
Antero Midstream Corp. ................ 77,533 1,767,752
Antero Resources Corp.
(a)
............... 68,688 2,915,119
APA Corp. ......................... 83,111 3,527,231
Baytex Energy Corp.
(b)
................. 153,294 685,224
California Resources Corp. .............. 18,425 1,275,378
Cameco Corp.
(b)
...................... 102,064 11,085,171
Canadian Natural Resources Ltd. .......... 487,852 23,773,028
Cenovus Energy, Inc. .................. 317,248 8,416,589
Centrus Energy Corp. , Class A
(a)
........... 4,442 771,087
Cheniere Energy, Inc. .................. 50,446 14,314,557
Chevron Corp. ....................... 439,303 90,891,791
Chord Energy Corp. ................... 13,323 1,894,264
CNX Resources Corp.
(a) (b)
............... 33,353 1,285,758
Comstock Resources, Inc.
(a)
.............. 18,401 387,893
ConocoPhillips ...................... 287,122 37,900,104
Core Natural Resources, Inc. ............. 12,014 1,258,226
Coterra Energy, Inc. ................... 177,790 6,247,541
Crescent Energy, Inc. , Class A ............ 56,942 768,717
CVR Energy, Inc.
(a)
.................... 7,166 241,136
Devon Energy Corp. ................... 145,350 7,314,012
Diamondback Energy, Inc. ............... 45,421 8,983,820
DT Midstream, Inc. .................... 23,825 3,208,513
Enbridge, Inc. ....................... 511,307 27,682,161
Energy Fuels, Inc.
(a) (b)
.................. 55,697 1,016,470
EOG Resources, Inc. .................. 127,158 18,383,232
EQT Corp. ......................... 146,246 9,307,095
Expand Energy Corp. .................. 55,812 6,127,041
Exxon Mobil Corp. .................... 586,664 99,533,414
Gulfport Energy Corp.
(a)
................ 3,660 774,346
HF Sinclair Corp. ..................... 36,641 2,286,032
International Seaways, Inc. .............. 9,529 694,474
Kinder Morgan, Inc. ................... 458,804 15,383,698
Kinetik Holdings, Inc. , Class A ............ 10,610 513,630
Magnolia Oil & Gas Corp. , Class A ......... 42,600 1,344,882
Marathon Petroleum Corp. .............. 69,131 16,880,408
Matador Resources Co. ................ 27,376 1,729,616
Murphy Oil Corp. ..................... 31,445 1,297,106
NexGen Energy Ltd.
(a) (b)
................ 154,820 1,795,912
Northern Oil & Gas, Inc. ................ 22,613 660,978
Occidental Petroleum Corp. .............. 168,549 10,955,685
ONEOK, Inc. ........................ 147,457 13,328,638
Ovintiv, Inc. ......................... 65,068 3,862,436
PBF Energy, Inc. , Class A ............... 19,453 926,352
Peabody Energy Corp. ................. 28,524 939,866

Schedule of Investments
(continued)
March 31, 2026
iShares
®
North American Natural Resources ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Pembina Pipeline Corp. ................ 136,179 $ 6,095,372
Permian Resources Corp. , Class A ......... 173,470 3,698,380
Phillips 66 .......................... 94,440 17,205,079
Range Resources Corp. ................ 55,523 2,508,529
SM Energy Co. ...................... 53,050 1,654,099
South Bow Corp. ..................... 48,799 1,625,983
Suncor Energy, Inc. ................... 278,878 18,436,625
Targa Resources Corp. ................. 50,304 12,612,722
TC Energy Corp. ..................... 243,866 15,266,012
Texas Pacific Land Corp. ................ 13,565 6,437,406
Uranium Energy Corp.
(a)
................ 113,284 1,529,334
Valero Energy Corp. ................... 71,474 17,659,796
Venture Global, Inc. , Class A ............. 112,375 1,771,030
Viper Energy, Inc. .................... 43,542 2,046,039
Williams Cos., Inc. (The) ................ 286,209 20,830,291
World Kinect Corp. .................... 12,913 297,903
594,010,983
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................. 14,880 1,082,520
Sylvamo Corp. ...................... 7,691 324,868
West Fraser Timber Co. Ltd.
(b)
............ 13,232 863,917
2,271,305
Total Long-Term Investments — 99 .8%
(Cost: $ 776,244,222 ) .............................. 913,474,014
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 29,881,619 $ 29,887,595
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 1,369,058 1,369,058
Total Short-Term Securities — 3 .4%
(Cost: $ 31,254,767 ) ............................... 31,256,653
Total Investments — 103 .2%
(Cost: $ 807,498,989 ) .............................. 944,730,667
Liabilities in Excess of Other Assets — (3.2) % ............. (29,068,134)
Net Assets — 100.0% ...............................
$ 915,662,533
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,979,391 $ 17,916,200
(a)
$ — $ (6,782) $ (1,214) $ 29,887,595 29,881,619 $ 78,907
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 571,476 797,582
(a)
— — — 1,369,058 1,369,058 30,412 —
$ (6,782) $ (1,214) $ 31,256,653 $ 109,319 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 12 06/18/26 $ 1,552 $ 92,458
E-Mini Materials Select Sector Index ............................................. 7 06/18/26 748 10,704
$ 103,162

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
North American Natural Resources ETF
18
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 103,162 $ — $ — $ — $ 103,162
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 390,039 $ — $ — $ — $ 390,039
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 51,366 $ — $ — $ — $ 51,366
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,672,878
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 913,474,014 $ — $ — $ 913,474,014
Short-Term Securities
Money Market Funds ...................................... 31,256,653 — — 31,256,653
$ 944,730,667 $ — $ — $ 944,730,667
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 103,162 $ — $ — $ 103,162
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Semiconductor ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.9%
Advanced Micro Devices, Inc.
(a) (b)
.......... 6,430,647 $ 1,308,186,519
Analog Devices, Inc. ................... 2,426,200 771,871,268
Applied Materials, Inc. ................. 3,458,143 1,181,958,696
ARM Holdings plc , ADR
(a) (b)
.............. 759,060 114,830,597
ASE Technology Holding Co. Ltd. , ADR ...... 9,182,972 199,086,833
ASML Holding NV (Registered), NYRS , ADR .. 545,874 721,006,755
Astera Labs, Inc.
(a) (b)
................... 2,423,976 265,667,770
Broadcom, Inc. ...................... 5,404,032 1,672,601,944
Credo Technology Group Holding Ltd.
(a) (b)
..... 2,883,773 270,699,772
Entegris, Inc.
(a)
...................... 2,693,257 315,757,451
Intel Corp.
(b)
........................ 18,926,274 835,216,472
KLA Corp. .......................... 566,227 833,718,297
Lam Research Corp. .................. 3,690,699 788,554,748
MACOM Technology Solutions Holdings, Inc.
(a) (b)
1,197,514 265,931,934
Marvell Technology, Inc. ................ 10,566,142 1,046,576,365
Microchip Technology, Inc. ............... 9,466,614 611,637,931
Micron Technology, Inc. ................. 4,186,640 1,414,414,458
Monolithic Power Systems, Inc. ........... 755,408 825,925,337
Nova Ltd.
(a) (b)
........................ 567,644 246,516,436
NVIDIA Corp. ....................... 9,743,536 1,699,272,677
NXP Semiconductors NV
(a)
.............. 3,802,576 748,575,111
ON Semiconductor Corp.
(a) (b)
............. 6,994,911 433,124,889
QUALCOMM, Inc. .................... 6,064,235 780,952,183
Rambus, Inc.
(a) (b)
..................... 1,909,660 164,288,050
Skyworks Solutions, Inc. ................ 2,672,013 143,086,296
STMicroelectronics NV, NYRS , ADR ........ 3,597,727 124,301,468
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 2,113,923 714,400,278
Teradyne, Inc. ....................... 2,697,325 799,648,970
Texas Instruments, Inc. ................. 4,069,689 790,089,422
United Microelectronics Corp. , ADR
(a)
....... 12,767,759 114,654,476
Total Long-Term Investments — 99 .9%
(Cost: $ 21,499,762,442 ) ............................ 20,202,553,403
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 231,217,938 $ 231,264,181
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 22,299,032 22,299,032
Total Short-Term Securities — 1 .2%
(Cost: $ 253,537,833 ) .............................. 253,563,213
Total Investments — 101 .1%
(Cost: $ 21,753,300,275 ) ............................ 20,456,116,616
Liabilities in Excess of Other Assets — (1.1) % ............. (225,306,118)
Net Assets — 100.0% ...............................
$ 20,230,810,498
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 304,125,030 $ — $ (72,814,529)
(a)
$ (21,992) $ (24,328) $ 231,264,181 231,217,938 $ 6,097,337
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 15,602,666 6,696,366
(a)
— — — 22,299,032 22,299,032 734,523 —
$ (21,992) $ (24,328) $ 253,563,213 $ 6,831,860 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Semiconductor ETF
20
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 97 06/18/26 $ 26,188 $ (472,797)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 472,797 $ — $ — $ — $ 472,797
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 5,415,488 $ — $ — $ — $ 5,415,488
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 132,382 $ — $ — $ — $ 132,382
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 21,452,995

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Semiconductor ETF
Schedules of Investments
21
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 20,202,553,403 $ — $ — $ 20,202,553,403
Short-Term Securities
Money Market Funds ...................................... 253,563,213 — — 253,563,213
$ 20,456,116,616 $ — $ — $ 20,456,116,616
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (472,797) $ — $ — $ (472,797)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2026
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
22
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 31.3%
ADTRAN Holdings, Inc.
(a) (b)
.............. 59,026 $ 742,547
Arista Networks, Inc.
(b)
................. 47,047 5,776,431
Calix, Inc.
(b)
......................... 81,145 3,975,293
Ciena Corp.
(b)
....................... 20,238 7,856,999
Cisco Systems, Inc. ................... 96,730 7,505,282
Clearfield, Inc.
(a) (b)
..................... 8,190 216,789
Extreme Networks, Inc.
(b)
................ 249,935 3,769,020
Motorola Solutions, Inc. ................ 7,795 3,382,796
Nokia OYJ , ADR, NVS ................. 829,556 6,669,630
Telefonaktiebolaget LM Ericsson , ADR ...... 423,374 4,771,425
Ubiquiti, Inc. ........................ 6,064 4,792,319
Vistance Networks, Inc.
(a) (b)
.............. 137,030 2,493,946
51,952,477
Diversified Telecommunication Services — 5.2%
Uniti Group, Inc.
(a)
.................... 915,817 8,590,363
IT Services — 8.0%
(a)(b)
CoreWeave, Inc. , Class A ............... 89,589 6,940,460
Fastly, Inc. , Class A ................... 218,564 6,351,470
13,291,930
Semiconductors & Semiconductor Equipment — 7.1%
Credo Technology Group Holding Ltd.
(b)
...... 64,888 6,091,036
QUALCOMM, Inc. .................... 44,551 5,737,278
11,828,314
Software — 0.8%
A10 Networks, Inc. .................... 58,576 1,354,277
Specialized REITs — 40.0%
American Tower Corp. ................. 90,880 15,684,070
Crown Castle, Inc. .................... 109,289 8,886,289
Digital Realty Trust, Inc. ................ 83,519 15,050,959
Equinix, Inc. ........................ 16,913 16,578,799
SBA Communications Corp. ............. 60,112 10,345,876
66,545,993
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 7.5%
NetApp, Inc. ........................ 69,106 $ 7,075,763
Super Micro Computer, Inc.
(a) (b)
............ 235,994 5,373,584
12,449,347
Total Long-Term Investments — 99 .9%
(Cost: $ 147,732,404 ) .............................. 166,012,701
Short-Term Securities
Money Market Funds — 6.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 11,384,965 11,387,243
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 120,320 120,320
Total Short-Term Securities — 6 .9%
(Cost: $ 11,507,656 ) ............................... 11,507,563
Total Investments — 106 .8%
(Cost: $ 159,240,060 ) .............................. 177,520,264
Liabilities in Excess of Other Assets — (6.8) % ............. (11,311,714)
Net Assets — 100.0% ...............................
$ 166,208,550
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 4,363,021 $ 7,029,278
(a)
$ — $ (4,859) $ (197) $ 11,387,243 11,384,965 $ 13,593
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 143,995 — (23,675)
(a)
— — 120,320 120,320 5,236 —
$ (4,859) $ (197) $ 11,507,563 $ 18,829 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
Schedules of Investments
23
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 5 06/18/26 $ 63 $ 219
S&P 500 Micro E-Mini Index ................................................... 3 06/18/26 99 (1,276)
$ (1,057)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 219 $ — $ — $ — $ 219
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 1,276 — — — 1,276
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 22,731 $ — $ — $ — $ 22,731
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 2,000 $ — $ — $ — $ 2,000
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 268,675

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
24
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 166,012,701 $ — $ — $ 166,012,701
Short-Term Securities
Money Market Funds ...................................... 11,507,563 — — 11,507,563
$ 177,520,264 $ — $ — $ 177,520,264
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 219 $ — $ — $ 219
Liabilities
Equity contracts ........................................... (1,276) — — (1,276)
$ (1,057) $ — $ — $ (1,057)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
March 31, 2026
25
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 8,136,497,603 $ 7,740,792,890 $ 10,744,961,056 $ 913,474,014
Investments, at value — affiliated
(c)
............................................ 773,614,934 129,299,167 543,504,452 31,256,653
Cash pledged:
Futures contracts ...................................................... 853,000 617,000 225,000 154,000
Foreign currency, at value
(d)
................................................. — — — 197,691
Receivables: – – – –
Investment s sold ...................................................... 838,622 — — —
Securities lending income — affiliated ........................................ 422,279 41,281 148,951 10,851
Capital shares sold ..................................................... 105,729 — 430,516 6,779
Dividends — unaffiliated ................................................. 44,402 1,067,636 14,866 749,781
Dividends — affiliated ................................................... 36,783 18,464 27,192 3,818
Variation margin on futures contracts ......................................... 281,792 296,882 106,341 —
Total a ssets ...........................................................
8,912,695,144 7,872,133,320 11,289,418,374 945,853,587
LIABILITIES
Bank overdraft .......................................................... 225,503 — 2,130 40,390
Collateral on securities loaned ............................................... 760,542,934 120,745,266 538,037,169 29,857,009
Payables: – – – –
Investments purchased .................................................. 9,322,778 — — —
Capital shares redeemed ................................................. — 7,901 103,181 6,779
Investment advisory fees ................................................. 2,989,377 2,494,593 3,258,751 278,342
Variation margin on futures contracts ......................................... — — — 8,534
Total li abilities ..........................................................
773,080,592 123,247,760 541,401,231 30,191,054
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 8,139,614,552 $ 7,748,885,560 $ 10,748,017,143 $ 915,662,533
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 14,714,149,157 $ 6,602,970,883 $ 15,452,827,901 $ 1,311,538,565
Accumulated earnings (loss) ................................................ (6,574,534,605) 1,145,914,677 (4,704,810,758) (395,876,032)
NET ASSETS ..........................................................
$ 8,139,614,552 $ 7,748,885,560 $ 10,748,017,143 $ 915,662,533
NET ASSET VALUE
Shares outstanding ......................................................
48,200,000 65,400,000 134,300,000 14,550,000
Net asset value .........................................................
$ 168.87 $ 118.48 $ 80.03 $ 62.93
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 10,494,999,878 $ 6,446,100,456 $ 14,491,496,061 $ 776,244,222
(b)
  Securities loaned, at value ............................................ $ 796,521,650 $ 123,662,555 $ 541,660,166 $ 30,882,043
(c)
  Investments, at cost — affiliated ......................................... $ 773,303,758 $ 129,293,338 $ 543,464,259 $ 31,254,767
(d)
  Foreign currency, at cost ............................................. $ — $ — $ — $ 198,645

Statements of Assets and Liabilities
(continued)
March 31, 2026
2026
iShares Annual Financial Statements and Additional Information
26
See notes to financial statements.
iShares
Semiconductor
ETF
iShares
U.S. Digital
Infrastructure
and Real Estate
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 20,202,553,403 $ 166,012,701
Investments, at value — affiliated
(c)
........................................................................... 253,563,213 11,507,563
Cash pledged:
Futures contracts ..................................................................................... 2,201,000 13,000
Receivables: – –
Securities lending income — affiliated ....................................................................... 59,954 2,914
Capital shares sold .................................................................................... 675,131 —
Dividends — unaffiliated ................................................................................ 8,659,185 108,912
Dividends — affiliated .................................................................................. 63,780 444
Variation margin on futures contracts ........................................................................ 1,059,251 4,869
Total a ssets ..........................................................................................
20,468,834,917 177,650,403
LIABILITIES
Collateral on securities loaned .............................................................................. 230,972,478 11,391,993
Payables: – –
Capital shares redeemed ................................................................................ 1,170,227 —
Investment advisory fees ................................................................................ 5,881,714 49,860
Total li abilities .........................................................................................
238,024,419 11,441,853
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 20,230,810,498 $ 166,208,550
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 23,399,042,203 $ 229,283,595
Accumulated loss ...................................................................................... (3,168,231,705) (63,075,045)
NET ASSETS .........................................................................................
$ 20,230,810,498 $ 166,208,550
NET ASSET VALUE
Shares outstanding .....................................................................................
61,500,000 1,700,000
Net asset value ........................................................................................
$ 328.96 $ 97.77
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 21,499,762,442 $ 147,732,404
(b)
  Securities loaned, at value ........................................................................ $ 242,933,493 $ 12,498,454
(c)
  Investments, at cost — affiliated ..................................................................... $ 253,537,833 $ 11,507,656

Statements of Operations
Year Ended March 31, 2026
27
Statements of Operations
iShares
Biotechnology
ETF
iShares Expanded
Tech Sector ETF
iShares Expanded
Tech-Software
Sector ETF
iShares North
American Natural
Resources ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 35,571,918 $ 43,108,038 $ 27,535,163 $ 18,671,700
Dividends — affiliated ............................................. 434,778 385,592 288,910 30,412
Interest — unaffiliated ............................................. 45,927 32,666 58,854 6,516
Securities lending income — affiliated — net ............................. 5,898,162 404,530 1,171,398 78,907
Foreign taxes withheld ............................................ (386,618) (108,471) (144,642) (687,964)
Total investment income .............................................
41,564,167 43,822,355 28,909,683 18,099,571
EXPENSES
Investment advisory .............................................. 29,064,562 29,323,603 36,848,664 2,491,648
Interest expense ................................................ 8,857 295 271 —
Total expenses ...................................................
29,073,419 29,323,898 36,848,935 2,491,648
Net investment income (loss) ..........................................
12,490,748 14,498,457 (7,939,252) 15,607,923
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,691,128,467 $ 1,681,692,417 $ 106,766,488 $ 235,253,887
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (375,899,859) $ (18,150,416) $ (178,999,152) $ (8,580,114)
Investments — affiliated ......................................... (75,595) (44,722) 26,310 (6,782)
Foreign currency transactions ..................................... — 475 — 1,376
Futures contracts .............................................. (9,857,777) 1,951,427 1,547,478 390,039
In-kind redemptions — unaffiliated
(a)
................................. 1,437,272,757 1,464,221,170 1,849,421,103 88,538,680
1,051,439,526 1,447,977,934 1,671,995,739 80,343,199
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 639,721,213 234,019,635 (1,565,072,812) 154,855,594
Investments — affiliated ......................................... (139,673) (16,695) (121,722) (1,214)
Foreign currency translations ...................................... — — — 4,943
Futures contracts .............................................. 107,401 (288,457) (34,716) 51,366
639,688,941 233,714,483 (1,565,229,250) 154,910,689
Net realized and unrealized gain .......................................
1,691,128,467 1,681,692,417 106,766,489 235,253,888
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 1,703,619,215 $ 1,696,190,874 $ 98,827,237 $ 250,861,811
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended March 31, 2026
2026
iShares Annual Financial Statements and Additional Information
28
iShares
Semiconductor
ETF
iShares
U.S. Digital
Infrastructure and
Real Estate ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 145,954,474 $ 2,152,754
Dividends — affiliated ............................................................................... 734,523 5,236
Interest — unaffiliated ............................................................................... 64,386 2,468
Securities lending income — affiliated — net ............................................................... 6,097,337 13,593
Foreign taxes withheld .............................................................................. (6,013,351) (28,963)
Total investment income ...............................................................................
146,837,369 2,145,088
EXPENSES
Investment advisory ................................................................................ 52,114,731 481,786
Commitment costs ................................................................................. 24,993 —
Interest expense .................................................................................. 539 —
Total expenses .....................................................................................
52,140,263 481,786
Net investment income ................................................................................
94,697,106 1,663,302
REALIZED AND UNREALIZED GAIN (LOSS) $ 7,941,516,052 $ 34,729,327
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ (648,238,078) $ 14,104,867
Investments — affiliated ........................................................................... (21,992) (4,859)
Futures contracts ................................................................................ 5,415,488 22,731
In-kind redemptions — unaffiliated
(a)
................................................................... 6,075,161,094 2,538,975
5,432,316,512 16,661,714
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 2,509,091,489 18,065,811
Investments — affiliated ........................................................................... (24,328) (197)
Futures contracts ................................................................................ 132,382 2,000
2,509,199,543 18,067,614
Net realized and unrealized gain .........................................................................
7,941,516,055 34,729,328
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 8,036,213,161 $ 36,392,630
(a)
  See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
29
Statements of Changes in Net Assets
See notes to financial statements.
iShares Biotechnology ETF iShares Expanded Tech Sector ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 12,490,748 $ 17,285,887 $ 14,498,457 $ 13,004,329
Net realized gain ................................................ 1,051,439,526 324,970,436 1,447,977,934 456,636,601
Net change in unrealized appreciation (depreciation) ........................ 639,688,941 (734,035,935) 233,714,483 (260,047,751)
Net increase (decrease) in net assets resulting from operations ...................
1,703,619,215 (391,779,612) 1,696,190,874 209,593,179
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(18,365,884) (19,065,275) (13,855,936) (13,049,242)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
711,720,459 (1,478,654,611) 868,569,312 675,327,865
NET ASSETS
Total increase (decrease) in net assets ................................... 2,396,973,790 (1,889,499,498) 2,550,904,250 871,871,802
Beginning of year ..................................................
5,742,640,762 7,632,140,260 5,197,981,310 4,326,109,508
End of year ......................................................
$ 8,139,614,552 $ 5,742,640,762 $ 7,748,885,560 $ 5,197,981,310
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2026
iShares Annual Financial Statements and Additional Information
30
See notes to financial statements.
iShares Expanded Tech-Software Sector ETF iShares North American Natural Resources ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ (7,939,252) $ (7,853,394) $ 15,607,923 $ 14,166,163
Net realized gain ................................................ 1,671,995,739 1,447,827,044 80,343,199 20,446,575
Net change in unrealized appreciation (depreciation) ........................ (1,565,229,250) (1,686,821,270) 154,910,689 (16,524,756)
Net increase (decrease) in net assets resulting from operations ...................
98,827,237 (246,847,620) 250,861,811 18,087,982
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
— — (15,721,041) (14,202,680)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
1,182,239,220 2,254,938,398 39,383,472 74,857,026
NET ASSETS
Total increase in net assets ........................................... 1,281,066,457 2,008,090,778 274,524,242 78,742,328
Beginning of year ..................................................
9,466,950,686 7,458,859,908 641,138,291 562,395,963
End of year ......................................................
$ 10,748,017,143 $ 9,466,950,686 $ 915,662,533 $ 641,138,291
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
31
Statements of Changes in Net Assets
See notes to financial statements.
iShares Semiconductor ETF
iShares U.S. Digital Infrastructure and Real
Estate ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 94,697,106 $ 95,651,732 $ 1,663,302 $ 1,233,221
Net realized gain (loss) ............................................ 5,432,316,512 2,344,291,519 16,661,714 (3,740,994)
Net change in unrealized appreciation (depreciation) ........................ 2,509,199,543 (4,728,162,590) 18,067,614 (2,342,765)
Net increase (decrease) in net assets resulting from operations ...................
8,036,213,161 (2,288,219,339) 36,392,630 (4,850,538)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(94,385,486) (93,645,406) (1,457,013) (1,357,070)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
1,467,644,517 497,204,944 5,877,055 88,318,880
NET ASSETS
Total increase (decrease) in net assets ................................... 9,409,472,192 (1,884,659,801) 40,812,672 82,111,272
Beginning of year ..................................................
10,821,338,306 12,705,998,107 125,395,878 43,284,606
End of year ......................................................
$ 20,230,810,498 $ 10,821,338,306 $ 166,208,550 $ 125,395,878
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
32
iShares Biotechnology ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ...............................
$ 127.90  $ 137.27  $ 129.24  $ 130.21  $ 150.36
Net investment income
(a)
......................................
0 .28  0 .34  0 .34  0 .33  0 .31
Net realized and unrealized gain (loss)
(b)
............................
41.08  (9.33) 8.10  (0.94) (20.15)
Net increase (decrease) from investment operations ..................... 41.36  (8.99) 8.44  (0.61) (19.84)
Distributions from net investment income
(c)
......................... (0.39) (0.38) (0.41) (0.36) (0.31)
Net asset value, end of year .................................... $ 168.87  $ 127.90  $ 137.27  $ 129.24  $ 130.21
Total Return
(d)
Based on net asset value ....................................... 32.35% (6.57)%
(e)
6.56% (0.46)% (13.22)%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.44% 0.44%
(g)
0.45% 0.45% 0.44%
Net investment income .........................................
0.19% 0.24% 0.26% 0.26% 0.21%
Supplemental Data
Net assets, end of year (000) ..................................... $ 8,139,615  $ 5,742,641  $ 7,632,140  $ 8,025,707  $ 8,606,878
Portfolio turnover rate
(h)
......................................... 27% 18% 22% 13% 46%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
33
Financial Highlights
iShares Expanded Tech Sector ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Net asset value, beginning of year .................................
$ 90.64  $ 86.18  $ 56.56  $ 64.66  $ 60.11
Net investment income
(b)
........................................
0 .22  0 .24  0 .29  0 .20  0 .11
Net realized and unrealized gain (loss)
(c)
..............................
27.83  4.45  29.61  (8.03) 4.55
Net increase (decrease) from investment operations ....................... 28.05  4.69  29.90  (7.83) 4.66
Distributions from net investment income
(d)
........................... (0.21) (0.23) (0.28) (0.27) (0.11)
Net asset value, end of year ...................................... $ 118.48  $ 90.64  $ 86.18  $ 56.56  $ 64.66
Total Return
(e)
Based on net asset value ......................................... 30.95% 5.43% 52.97% (12.06)% 7.76%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.37% 0.39% 0.41% 0.41% 0.40%
Net investment income ...........................................
0.19% 0.25% 0.42% 0.38% 0.16%
Supplemental Data
Net assets, end of year (000) ....................................... $ 7,748,886  $ 5,197,981  $ 4,326,110  $ 2,799,684  $ 4,480,979
Portfolio turnover rate
(g)
........................................... 14% 9% 29% 9% 8%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
34
iShares Expanded Tech-Software Sector ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Net asset value, beginning of year ................................
$ 89.10  $ 85.34  $ 60.88  $ 68.83  $ 68.24
Net investment income (loss)
(b)
...................................
( 0 .08 ) ( 0 .09 ) ( 0 .02 ) 0 .02  ( 0 .11 )
Net realized and unrealized gain (loss)
(c)
.............................
(8.99) 3.85  24.49  (7.97) 0.70
Net increase (decrease) from investment operations ...................... (9.07) 3.76  24.47  (7.95) 0.59
Distributions from net investment income
(d)
.......................... —  —  (0.01) —  —
Net asset value, end of year ..................................... $ 80.03  $ 89.10  $ 85.34  $ 60.88  $ 68.83
Total Return
(e)
Based on net asset value ........................................ (10.18)% 4.40% 40.20%
(f)
(11.55)% 0.86%
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.38% 0.39% 0.41% 0.41% 0.40%
Net investment income (loss) ......................................
(0.08)% (0.10)% (0.03)% 0.03% (0.15)%
Supplemental Data
Net assets, end of year (000) ...................................... $ 10,748,017  $ 9,466,951  $ 7,458,860  $ 5,387,680  $ 5,403,390
Portfolio turnover rate
(h)
.......................................... 19% 20% 21% 13% 15%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
35
Financial Highlights
iShares North American Natural Resources ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ..................................
$ 45.47  $ 44.99  $ 39.17  $ 40.44  $ 27.57
Net investment income
(a)
.........................................
1 .16  1 .10  1 .05  1 .22  0 .93
Net realized and unrealized gain (loss)
(b)
...............................
17.46  0.49  5.86  (1.22) 12.85
Net increase from investment operations ................................ 18.62  1.59  6.91  0.00  13.78
Distributions from net investment income
(c)
............................ (1.16) (1.11) (1.09) (1.27) (0.91)
Net asset value, end of year ....................................... $ 62.93  $ 45.47  $ 44.99  $ 39.17  $ 40.44
Total Return
(d)
Based on net asset value .......................................... 41.66% 3.63% 17.96% 0.19% 50.84%
Ratios to Average Net Assets
(e)
Total expen ses .................................................
0.37% 0.39% 0.41% 0.41% 0.40%
Net investment income ............................................
2.35% 2.46% 2.61% 3.08% 2.92%
Supplemental Data
Net assets, end of year (000) ........................................ $ 915,663  $ 641,138  $ 562,396  $ 802,951  $ 942,142
Portfolio turnover rate
(f)
............................................ 7% 12% 9% 11% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
36
iShares Semiconductor ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Net asset value, beginning of year .................................
$ 188.03  $ 225.88  $ 148.30  $ 157.48  $ 141.36
Net investment income
(b)
........................................
1 .65  1 .54  1 .47  1 .49  1 .19
Net realized and unrealized gain (loss)
(c)
..............................
140.95  (37.91) 77.48  (9.15) 16.12
Net increase (decrease) from investment operations ....................... 142.60  (36.37) 78.95  (7.66) 17.31
Distributions from net investment income
(d)
........................... (1.67) (1.48) (1.37) (1.52) (1.19)
Net asset value, end of year ...................................... $ 328.96  $ 188.03  $ 225.88  $ 148.30  $ 157.48
Total Return
(e)
Based on net asset value ......................................... 76.05% (16.21)% 53.53% (4.67)% 12.23%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.33% 0.34% 0.35% 0.39% 0.40%
Net investment income ...........................................
0.61% 0.69% 0.85% 1.17% 0.76%
Supplemental Data
Net assets, end of year (000) ....................................... $ 20,230,810  $ 10,821,338  $ 12,705,998  $ 7,785,915  $ 8,952,849
Portfolio turnover rate
(g)
........................................... 33% 27% 28% 18% 32%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
37
Financial Highlights
iShares U.S. Digital Infrastructure and Real Estate ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .................................
$ 73.76  $ 72.14  $ 71.47  $ 74.08  $ 67.17
Net investment income
(a)
........................................
1 .10  1 .22  0 .40  0 .24  0 .16
Net realized and unrealized gain (loss)
(b)
..............................
23.85  1.77  0.63  (2.60) 6.91
Net increase (decrease) from investment operations ....................... 24.95  2.99  1.03  (2.36) 7.07
Distributions from net investment income
(c)
........................... (0.94) (1.37) (0.36) (0.25) (0.16)
Net asset value, end of year ...................................... $ 97.77  $ 73.76  $ 72.14  $ 71.47  $ 74.08
Total Return
(d)
Based on net asset value ......................................... 33.99% 4.08% 1.48% (3.16)% 10.53%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.37% 0.39% 0.41% 0.41% 0.40%
Net investment income ...........................................
1.29% 1.58% 0.61% 0.34% 0.22%
Supplemental Data
Net assets, end of year (000) ....................................... $ 166,209  $ 125,396  $ 43,285  $ 107,205  $ 162,972
Portfolio turnover rate
(f)
........................................... 80% 59% 84% 31% 37%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2026
iShares Annual Financial Statements and Additional Information
38
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Biotechnology ....................................................................................................... Non-diversified
Expanded Tech Sector ................................................................................................. Non-diversified
Expanded Tech-Software Sector ........................................................................................... Non-diversified
North American Natural Resources ......................................................................................... Diversified
Semiconductor ...................................................................................................... Non-diversified
U.S. Digital Infrastructure and Real Estate .................................................................................... Non-diversified

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
40
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Biotechnology
Barclays Bank plc ...................................... $ 22,381,877 $ (22,150,754) $ – $ 231,123
(b)
Barclays Capital, Inc. ................................... 992,890 (992,890) – –
BMO Capital Markets Corp. ............................... 585 (583) – 2
(b)
BNP Paribas SA ....................................... 97,883,850 (84,782,511) – 13,101,339
(b)
BofA Securities, Inc. .................................... 60,906,919 (59,655,829) – 1,251,090
(b)
Citadel Clearing LLC .................................... 8,667,971 (7,503,966) – 1,164,005
(b)
Citigroup Global Markets, Inc. .............................. 139,857,826 (139,236,014) – 621,812
(b)
Goldman Sachs & Co. LLC ............................... 36,679,441 (33,405,973) – 3,273,468
(b)
Goldman Sachs International .............................. 20,867,884 (20,116,138) – 751,746
(b)
HSBC Bank plc ....................................... 11,035,807 (10,746,457) – 289,350
(b)
J.P. Morgan Securities LLC ............................... 185,295,596 (179,617,738) – 5,677,858
(b)
Jefferies LLC ......................................... 29,326,487 (27,808,051) – 1,518,436
(b)
Morgan Stanley ....................................... 69,589,344 (66,610,590) – 2,978,754
(b)
National Financial Services LLC ............................ 28,663,680 (25,020,203) – 3,643,477
(b)
Natixis SA ........................................... 19,819,974 (19,160,830) – 659,144
(b)
Nomura Securities International, Inc. ......................... 2,092 (2,000) – 92
(b)
Pershing LLC ......................................... 94,800 (87,509) – 7,291
(b)
RBC Capital Markets LLC ................................ 18,781 (18,552) – 229
(b)
Scotia Capital (USA), Inc. ................................ 1,235,403 (1,195,410) – 39,993
(b)
SG Americas Securities LLC .............................. 3,938,881 (3,846,561) – 92,320
(b)
State Street Bank & Trust Co. .............................. 3,041,240 (2,960,683) – 80,557
(b)
TD Securities (USA) LLC ................................. 3,365,111 (3,299,412) – 65,699
(b)
UBS AG ............................................ 16,128,493 (15,913,991) – 214,502
(b)
UBS Securities LLC .................................... 901,968 (901,968) – –
Virtu Americas LLC ..................................... 3,705,771 (3,614,894) – 90,877
(b)
Wells Fargo Bank N.A. .................................. 19,974,011 (19,623,068) – 350,943
(b)
Wells Fargo Securities LLC ............................... 12,144,968 (12,144,968) – –
$ 796,521,650 $ (760,417,543) $ – $ 36,104,107
Expanded Tech Sector
Barclays Bank plc ...................................... $ 13,864,860 $ (12,869,866) $ – $ 994,994
(b)
Barclays Capital, Inc. ................................... 176,899 (161,113) – 15,786
(b)
BNP Paribas SA ....................................... 7,544,802 (7,179,557) – 365,245
(b)

Notes to Financial Statements
(continued)
41
Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Expanded Tech Sector (continued)
BofA Securities, Inc. .................................... 13,815,286 (13,423,843) – 391,443
(b)
Citigroup Global Markets, Inc. .............................. 2,972,005 (2,724,767) – 247,238
(b)
Goldman Sachs & Co. LLC ............................... 3,967,400 (3,904,588) – 62,812
(b)
Goldman Sachs International .............................. 24,254,633 (24,254,633) – –
HSBC Bank plc ....................................... 865,918 (832,373) – 33,545
(b)
J.P. Morgan Securities LLC ............................... 5,818,147 (5,655,294) – 162,853
(b)
Mizuho Securities USA LLC ............................... 1,573 (1,564) – 9
(b)
Morgan Stanley ....................................... 10,131,740 (10,022,597) – 109,143
(b)
National Financial Services LLC ............................ 1,577,987 (1,563,993) – 13,994
(b)
Scotia Capital (USA), Inc. ................................ 630,826 (595,883) – 34,943
(b)
SG Americas Securities LLC .............................. 1,831,448 (1,770,389) – 61,059
(b)
State Street Bank & Trust Co. .............................. 679,318 (679,318) – –
UBS AG ............................................ 34,044,846 (33,380,142) – 664,704
(b)
UBS Securities LLC .................................... 941,200 (941,200) – –
Virtu Americas LLC ..................................... 232,303 (232,303) – –
Wells Fargo Securities LLC ............................... 311,364 (293,954) – 17,410
(b)
$ 123,662,555 $ (120,487,377) $ – $ 3,175,178
Expanded Tech-Software Sector
Barclays Bank plc ...................................... $ 18,583,414 $ (17,706,849) $ – $ 876,565
(b)
Barclays Capital, Inc. ................................... 2,749,701 (2,503,480) – 246,221
(b)
BMO Capital Markets Corp. ............................... 411,052 (398,876) – 12,176
(b)
BNP Paribas SA ....................................... 30,575,891 (29,487,884) – 1,088,007
(b)
BofA Securities, Inc. .................................... 19,266,142 (18,734,909) – 531,233
(b)
Citigroup Global Markets, Inc. .............................. 26,033,808 (25,958,533) – 75,275
(b)
Goldman Sachs & Co. LLC ............................... 23,097,563 (22,704,455) – 393,108
(b)
Goldman Sachs International .............................. 192,352,367 (192,352,367) – –
HSBC Bank plc ....................................... 11,221,041 (11,042,966) – 178,075
(b)
J.P. Morgan Securities LLC ............................... 78,648,263 (78,073,595) – 574,668
(b)
Jefferies LLC ......................................... 582,457 (582,457) – –
Morgan Stanley ....................................... 22,625,302 (22,331,966) – 293,336
(b)
National Financial Services LLC ............................ 4,853,246 (4,806,463) – 46,783
(b)
Natixis SA ........................................... 436,999 (428,081) – 8,918
(b)
RBC Capital Markets LLC ................................ 1,800 (1,799) – 1
(b)
Scotia Capital (USA), Inc. ................................ 8,510,507 (8,252,709) – 257,798
(b)
SG Americas Securities LLC .............................. 11,014,453 (10,642,020) – 372,433
(b)
TD Securities (USA) LLC ................................. 120,000 (119,939) – 61
(b)
UBS AG ............................................ 85,796,425 (85,078,792) – 717,633
(b)
UBS Securities LLC .................................... 1,265,584 (1,264,292) – 1,292
(b)
Virtu Americas LLC ..................................... 1,512,452 (1,512,452) – –
Wells Fargo Bank N.A. .................................. 818,866 (805,862) – 13,004
(b)
Wells Fargo Securities LLC ............................... 1,182,833 (1,129,503) – 53,330
(b)
$ 541,660,166 $ (535,920,249) $ – $ 5,739,917
North American Natural Resources
Barclays Bank plc ...................................... $ 1,841,977 $ (1,793,240) $ – $ 48,737
(b)
Barclays Capital, Inc. ................................... 122,080 (117,120) – 4,960
(b)
BNP Paribas SA ....................................... 4,244,063 (4,084,152) – 159,911
(b)
BofA Securities, Inc. .................................... 2,724,295 (2,636,694) – 87,601
(b)
Citadel Clearing LLC .................................... 621,031 (588,652) – 32,379
(b)
Citigroup Global Markets, Inc. .............................. 3,547,927 (3,374,644) – 173,283
(b)
Deutsche Bank Securities, Inc. ............................. 42,960 (40,541) – 2,419
(b)
Goldman Sachs & Co. LLC ............................... 1,483,131 (1,483,131) – –
HSBC Bank plc ....................................... 1,466,373 (1,404,561) – 61,812
(b)
J.P. Morgan Securities LLC ............................... 1,500,980 (1,469,780) – 31,200
(b)
Jefferies LLC ......................................... 1,541,260 (1,478,638) – 62,622
(b)
Morgan Stanley ....................................... 154,280 (147,781) – 6,499
(b)
National Financial Services LLC ............................ 1,079,747 (1,079,747) – –
RBC Capital Markets LLC ................................ 3,471 (3,378) – 93
(b)
Scotia Capital (USA), Inc. ................................ 590,700 (557,445) – 33,255
(b)
SG Americas Securities LLC .............................. 1,490,979 (1,428,712) – 62,267
(b)
TD Securities (USA) LLC ................................. 189,807 (188,743) – 1,064
(b)
UBS AG ............................................ 1,466,882 (1,405,649) – 61,233
(b)
UBS Securities LLC .................................... 1,212,577 (1,170,149) – 42,428
(b)
Wells Fargo Securities LLC ............................... 5,557,523 (5,371,297) – 186,226
(b)
$ 30,882,043 $ (29,824,054) $ – $ 1,057,989

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
42
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Semiconductor
Barclays Bank plc ...................................... $ 4,185,468 $ (4,008,941) $ – $ 176,527
(b)
BNP Paribas SA ....................................... 24,636,715 (23,642,956) – 993,759
(b)
BofA Securities, Inc. .................................... 7,209,048 (7,005,710) – 203,338
(b)
Citigroup Global Markets, Inc. .............................. 30,221,545 (29,369,117) – 852,428
(b)
Goldman Sachs & Co. LLC ............................... 33,480,559 (32,162,094) – 1,318,465
(b)
Goldman Sachs International .............................. 30,775,680 (28,762,008) – 2,013,672
(b)
HSBC Bank plc ....................................... 27,637,507 (25,658,723) – 1,978,784
(b)
J.P. Morgan Securities LLC ............................... 17,397,200 (16,120,271) – 1,276,929
(b)
Jefferies LLC ......................................... 316,899 (306,348) – 10,551
(b)
Morgan Stanley ....................................... 16,308,096 (15,585,068) – 723,028
(b)
National Financial Services LLC ............................ 1,676,880 (1,570,225) – 106,655
(b)
SG Americas Securities LLC .............................. 10,821,657 (10,444,861) – 376,796
(b)
TD Securities (USA) LLC ................................. 14,976,720 (13,852,670) – 1,124,050
(b)
Virtu Americas LLC ..................................... 515,856 (489,015) – 26,841
(b)
Wells Fargo Bank N.A. .................................. 22,773,663 (22,286,175) – 487,488
(b)
$ 242,933,493 $ (231,264,182) $ – $ 11,669,311
U.S. Digital Infrastructure and Real Estate
Barclays Bank plc ...................................... $ 6,654,673 $ (6,074,512) $ – $ 580,161
(b)
BNP Paribas SA ....................................... 26,418 (26,237) – 181
(b)
Citigroup Global Markets, Inc. .............................. 2,313,765 (2,046,380) – 267,385
(b)
Goldman Sachs International .............................. 2,130,098 (1,912,213) – 217,885
(b)
Pershing LLC ......................................... 9,264 (9,264) – –
SG Americas Securities LLC .............................. 701,316 (661,883) – 39,433
(b)
Virtu Americas LLC ..................................... 411,320 (406,605) – 4,715
(b)
Wells Fargo Securities LLC ............................... 251,600 (249,880) – 1,720
(b)
$ 12,498,454 $ (11,386,974) $ – $ 1,111,480
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
43
Notes to Financial Statements
For its investment advisory services to the iShares Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural
Resources ETF and iShares U.S. Digital Infrastructure and Real Estate ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Semiconductor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.480000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.456000
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.433200
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.411540
Over $ 281 billion .................................................................................................. 0.390963
Aggregate Average Daily Net Assets Investment Advisory Fees
First $ 10 billion ................................................................................................... 0.4800%
Over $ 10 billion, up to and including $ 20 billion .............................................................................. 0.4300
Over $ 20 billion, up to and including $ 30 billion .............................................................................. 0.3800
Over $ 30 billion, up to and including $ 40 billion .............................................................................. 0.3420
Over $ 40 billion ................................................................................................... 0.3078
Aggregate Average Daily Net Assets Investment Advisory Fees
First $ 10 billion ................................................................................................... 0.3500%
Over $ 10 billion, up to and including $ 20 billion .............................................................................. 0.3500
Over $ 20 billion, up to and including $ 30 billion .............................................................................. 0.3500
Over $ 30 billion, up to and including $ 40 billion .............................................................................. 0.3420
Over $ 40 billion ................................................................................................... 0.3078

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
44
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Biotechnology ........................................................................................................... $ 1,649,718
Expanded Tech Sector ..................................................................................................... 152,273
Expanded Tech-Software Sector ............................................................................................... 462,004
North American Natural Resources ............................................................................................. 29,589
Semiconductor .......................................................................................................... 1,545,180
U.S. Digital Infrastructure and Real Estate ........................................................................................ 4,941
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Biotechnology ........................................................................ $ 435,389,969 $ 170,129,719 $ (56,368,421)
Expanded Tech Sector .................................................................. 692,024,182 416,164,121 (24,047,518)
Expanded Tech-Software Sector ............................................................ 401,550,713 1,065,731,696 857,679
North American Natural Resources .......................................................... 11,668,993 10,848,580 (2,791,289)
Semiconductor ....................................................................... 1,171,728,547 1,564,701,044 (70,072,974)
U.S. Digital Infrastructure and Real Estate ..................................................... 44,499,738 28,069,305 3,768,172
iShares ETF Purchases Sales
Biotechnology ........................................................................................ $ 1,839,392,255 $ 1,850,977,391
Expanded Tech Sector .................................................................................. 1,066,291,664 1,063,306,973
Expanded Tech-Software Sector ............................................................................ 1,912,358,913 1,911,808,009
North American Natural Resources .......................................................................... 46,170,282 46,571,195
Semiconductor ....................................................................................... 5,056,186,560 5,056,003,920
U.S. Digital Infrastructure and Real Estate ..................................................................... 105,406,747 104,970,358
iShares ETF
In-kind
Purchases
In-kind
Sales
Biotechnology ........................................................................................ $ 10,666,928,346 $ 9,954,186,924
Expanded Tech Sector .................................................................................. 3,430,311,149 2,561,090,178
Expanded Tech-Software Sector ............................................................................ 24,853,562,227 23,672,412,271
North American Natural Resources .......................................................................... 340,591,579 301,097,966
Semiconductor ....................................................................................... 46,739,566,587 45,273,372,323
U.S. Digital Infrastructure and Real Estate ..................................................................... 26,891,752 21,020,705

Notes to Financial Statements
(continued)
45
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to net investment loss and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
For the year ended March 31, 2026, the iShares U.S. Digital Infrastructure and Real Estate ETF utilized $13,588,935 of its capital loss carryforwards.
As of March 31, 2026 , gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Biotechnology ............................................................................. $ 1,417,989,138 $ (1,417,989,138)
Expanded Tech Sector ....................................................................... 1,463,469,029 (1,463,469,029)
Expanded Tech-Software Sector ................................................................. 1,827,792,821 (1,827,792,821)
North American Natural Resources ............................................................... 88,225,583 (88,225,583)
Semiconductor ............................................................................ 5,937,116,192 (5,937,116,192)
U.S. Digital Infrastructure and Real Estate .......................................................... 2,538,781 (2,538,781)
—
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
Biotechnology
Ordinary income ...................................................................................... $ 18,365,884 $ 19,065,275
Expanded Tech Sector
Ordinary income ...................................................................................... $ 13,855,936 $ 13,049,242
North American Natural Resources
Ordinary income ...................................................................................... $ 15,721,041 $ 14,202,680
Semiconductor
Ordinary income ...................................................................................... $ 94,385,486 $ 93,645,406
U.S. Digital Infrastructure and Real Estate
Ordinary income ...................................................................................... $ 1,457,013 $ 1,357,070
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Biotechnology ............................................ $ 8,015,621 $ (4,072,095,694) $ (2,510,454,532) $ — $ (6,574,534,605)
Expanded Tech Sector ...................................... 1,043,072 (139,454,240) 1,284,325,845 — 1,145,914,677
Expanded Tech-Software Sector ................................ — (781,058,276) (3,921,681,598) (2,070,884) (4,704,810,758)
North American Natural Resources .............................. 432,293 (529,603,213) 133,294,888 — (395,876,032)
Semiconductor ........................................... 8,173,999 (1,616,414,357) (1,559,991,347) — (3,168,231,705)
U.S. Digital Infrastructure and Real Estate ......................... 206,289 (81,423,141) 18,141,807 — (63,075,045)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Biotechnology ................................................... $ 11,420,567,069 $ 351,099,484 $ (2,861,554,016) $ (2,510,454,532)
Expanded Tech Sector .............................................. 6,585,766,212 1,900,173,487 (615,847,642) 1,284,325,845
Expanded Tech-Software Sector ....................................... 15,210,147,106 5,664,878 (3,927,346,476) (3,921,681,598)
North American Natural Resources ..................................... 811,428,263 166,311,971 (33,009,567) 133,302,404
Semiconductor ................................................... 22,016,107,963 629,900,691 (2,189,892,038) (1,559,991,347)
U.S. Digital Infrastructure and Real Estate ................................. 159,378,457 26,077,500 (7,935,693) 18,141,807

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
46
9. Line of Credit
The iShares Semiconductor ETF, along with certain other iShares funds (“Participating Funds”), was a party to a $800 million credit agreement (“Syndicated Credit Agreement”)
with a group of lenders, which expired on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement had the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit
Agreement.
During the year ended March 31, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Notes to Financial Statements
(continued)
47
Notes to Financial Statements
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
e
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Biotechnology
Shares sold 69,850,000 $ 10,692,707,435 35,100,000 $ 4,830,487,984
Shares redeemed
(66,550,000) (9,980,986,976) (45,800,000) (6,309,142,595)
3,300,000 $ 711,720,459 (10,700,000) $ (1,478,654,611)
Expanded Tech Sector
Shares sold 29,400,000 $ 3,435,068,881 15,100,000 $ 1,418,406,929
Shares redeemed
(21,350,000) (2,566,499,569) (7,950,000) (743,079,064)
8,050,000 $ 868,569,312 7,150,000 $ 675,327,865
Expanded Tech-Software Sector
Shares sold 272,450,000 $ 24,870,460,764 166,400,000 $ 15,704,847,388
Shares redeemed
(244,400,000) (23,688,221,544) (147,550,000) (13,449,908,990)
28,050,000 $ 1,182,239,220 18,850,000 $ 2,254,938,398
North American Natural Resources
Shares sold 5,950,000 $ 341,696,167 6,150,000 $ 278,463,819
Shares redeemed
(5,500,000) (302,312,695) (4,550,000) (203,606,793)
450,000 $ 39,383,472 1,600,000 $ 74,857,026
Semiconductor
Shares sold 176,050,000 $ 46,812,654,504 105,500,000 $ 23,645,223,894
Shares redeemed
(172,100,000) (45,345,009,987) (104,200,000) (23,148,018,950)
3,950,000 $ 1,467,644,517 1,300,000 $ 497,204,944
U.S. Digital Infrastructure and Real Estate
Shares sold 300,000 $ 26,951,394 1,100,000 $ 88,318,880
Shares redeemed
(300,000) (21,074,339) — —
— $ 5,877,055 1,100,000 $ 88,318,880

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
48
or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
49
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31,
2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Biotechnology ETF
iShares Expanded Tech Sector ETF
iShares Expanded Tech-Software Sector ETF
iShares North American Natural Resources ETF
iShares Semiconductor ETF
iShares U.S. Digital Infrastructure and Real Estate ETF

Important Tax Information
(unaudited)
2025
iShares Annual Financial Statements and Additional Information
50
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Biotechnology ..................................................................................................... $ 32,932,100
Expanded Tech Sector ............................................................................................... 42,499,805
Expanded Tech-Software Sector ......................................................................................... 26,484,763
North American Natural Resources ....................................................................................... 18,356,468
Semiconductor .................................................................................................... 133,186,728
U.S. Digital Infrastructure and Real Estate .................................................................................. 589,798
iShares ETF
Qualified Business
Income
U.S. Digital Infrastructure and Real Estate .................................................................................. $ 1,147,273
iShares ETF
Dividends-Received
Deduction
Biotechnology ..................................................................................................... 100 .00%
Expanded Tech Sector ............................................................................................... 100 .00
North American Natural Resources ....................................................................................... 80 .97
Semiconductor .................................................................................................... 100 .00
U.S. Digital Infrastructure and Real Estate .................................................................................. 23 .42

Additional Information
51
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Biotechnology
ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Biotechnology ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Additional Information
(continued)
2026
iShares Annual Financial Statements and Additional Information
52
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
53
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
NYRS New York Registered Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or S&P Dow
Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the
iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

Page
2

Schedule of Investments
March 31, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 8.6%
AeroVironment, Inc.
(a) (b)
................. 194,261 $ 35,559,476
ATI, Inc.
(b)
.......................... 828,527 120,517,537
BWX Technologies, Inc. ................ 557,544 114,012,172
Carpenter Technology Corp. ............. 303,824 119,752,230
Curtiss-Wright Corp. ................... 224,918 153,196,148
Hexcel Corp. ........................ 462,163 37,402,852
Kratos Defense & Security Solutions, Inc.
(b)
... 1,125,783 79,378,959
Moog, Inc. , Class A ................... 173,240 50,696,954
StandardAero, Inc.
(b)
................... 716,298 18,501,977
Woodward, Inc. ...................... 363,605 130,141,502
859,159,807
Automobile Components — 0.4%
Autoliv, Inc. ......................... 259,578 27,297,223
Gentex Corp. ....................... 534,638 11,681,840
38,979,063
Banks — 1.1%
Cullen/Frost Bankers, Inc. ............... 192,472 26,384,062
East West Bancorp, Inc. ................ 427,403 45,629,544
First Financial Bankshares, Inc. ........... 334,512 9,851,378
International Bancshares Corp. ........... 155,403 10,457,068
Texas Capital Bancshares, Inc.
(b)
.......... 131,854 12,510,308
104,832,360
Beverages — 1.0%
Celsius Holdings, Inc.
(a) (b)
................ 973,596 34,543,186
Coca-Cola Consolidated, Inc. ............. 345,086 66,166,790
100,709,976
Biotechnology — 5.2%
(b)
Arrowhead Pharmaceuticals, Inc. .......... 854,731 53,591,634
BioMarin Pharmaceutical, Inc. ............ 667,008 37,679,282
Cytokinetics, Inc.
(a)
.................... 402,106 26,502,806
Exelixis, Inc. ........................ 1,584,384 67,954,230
Halozyme Therapeutics, Inc. ............. 716,296 46,294,210
Neurocrine Biosciences, Inc. ............. 612,271 80,660,582
Roivant Sciences Ltd. .................. 1,596,528 44,223,826
United Therapeutics Corp. ............... 262,583 155,706,467
512,613,037
Broadline Retail — 0.3%
Ollie's Bargain Outlet Holdings, Inc.
(b)
....... 373,631 34,388,997
Building Products — 1.4%
AAON, Inc.
(a)
........................ 412,180 34,107,895
Advanced Drainage Systems, Inc. ......... 245,179 33,621,396
Carlisle Cos., Inc. .................... 106,859 35,650,300
Fortune Brands Innovations, Inc. .......... 417,095 16,254,192
Simpson Manufacturing Co., Inc. .......... 123,790 21,244,840
140,878,623
Capital Markets — 2.6%
Affiliated Managers Group, Inc. ........... 171,772 47,529,312
Carlyle Group, Inc. (The) ................ 616,490 29,831,951
Evercore, Inc. , Class A ................. 146,055 43,598,878
Federated Hermes, Inc. , Class B, NVS ...... 450,241 25,533,167
Hamilton Lane, Inc. , Class A ............. 134,613 13,380,532
Houlihan Lokey, Inc. , Class A ............. 175,609 25,220,965
Morningstar, Inc. ..................... 68,570 11,591,759
SEI Investments Co. ................... 333,915 26,202,310
Stifel Financial Corp. .................. 511,076 37,778,738
260,667,612
Security
Shares
Shares Value
Chemicals — 1.0%
NewMarket Corp. ..................... 47,697 $ 30,571,392
RPM International, Inc. ................. 320,213 31,829,172
Solstice Advanced Materials, Inc.
(a)
......... 512,495 39,031,619
101,432,183
Commercial Services & Supplies — 2.4%
Brink's Co. (The) ..................... 179,726 18,625,005
Clean Harbors, Inc.
(b)
.................. 156,059 44,746,797
MSA Safety, Inc. ..................... 133,621 21,907,163
RB Global, Inc.
(a)
..................... 1,132,338 108,534,597
Tetra Tech, Inc. ...................... 1,591,963 47,949,926
241,763,488
Construction & Engineering — 4.1%
AECOM ........................... 346,479 29,388,349
API Group Corp.
(b)
.................... 2,339,870 94,811,532
Dycom Industries, Inc.
(b)
................ 182,561 61,855,318
MasTec, Inc.
(b)
....................... 374,081 120,356,821
Sterling Infrastructure, Inc.
(a) (b)
............ 187,471 76,351,314
Valmont Industries, Inc. ................. 71,998 28,768,241
411,531,575
Construction Materials — 0.3%
Eagle Materials, Inc. ................... 97,601 18,490,510
Knife River Corp.
(a) (b)
................... 138,396 11,300,033
29,790,543
Consumer Finance — 0.6%
FirstCash Holdings, Inc. ................ 235,802 44,330,776
SLM Corp. ......................... 662,309 14,180,036
58,510,812
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc. ............. 225,978 164,480,347
Sprouts Farmers Market, Inc.
(b)
............ 237,212 18,296,162
182,776,509
Diversified Consumer Services — 1.1%
Duolingo, Inc. , Class A
(b)
................ 168,222 16,581,642
Graham Holdings Co. , Class B ............ 9,987 10,558,856
Grand Canyon Education, Inc.
(b)
........... 168,874 28,713,646
H&R Block, Inc. ...................... 401,478 12,742,912
Service Corp. International .............. 450,804 37,195,838
105,792,894
Diversified REITs — 0.5%
WP Carey, Inc. ...................... 707,516 48,082,787
Electric Utilities — 0.4%
IDACORP, Inc. ...................... 171,227 24,480,324
TXNM Energy, Inc. .................... 244,983 14,321,706
38,802,030
Electrical Equipment — 2.9%
Acuity, Inc. ......................... 126,586 35,471,929
EnerSys ........................... 224,404 38,983,463
Nextpower, Inc. , Class A
(b)
............... 588,901 70,992,016
nVent Electric plc ..................... 983,966 116,383,498
Vicor Corp.
(b)
........................ 138,350 22,274,350
284,105,256
Electronic Equipment, Instruments & Components — 4.9%
Advanced Energy Industries, Inc.
(a)
......... 230,218 74,293,651
Belden, Inc. ........................ 110,385 12,675,509
Cognex Corp. ....................... 504,701 24,725,302
Crane NXT Co. ...................... 128,490 5,215,409
Fabrinet
(a) (b)
......................... 218,401 113,900,489
Flex Ltd.
(a) (b)
........................ 2,242,249 146,777,619

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc. ....................... 63,682 $ 21,610,487
Novanta, Inc.
(a) (b)
..................... 102,606 12,118,795
TTM Technologies, Inc.
(b)
................ 630,607 61,433,734
Vontier Corp. ........................ 379,527 13,461,823
486,212,818
Energy Equipment & Services — 2.3%
TechnipFMC plc ...................... 2,466,785 170,528,847
Valaris Ltd.
(a) (b)
....................... 392,532 38,483,837
Weatherford International plc ............. 183,549 17,360,065
226,372,749
Entertainment — 0.1%
Warner Music Group Corp. , Class A ........ 474,480 12,118,219
Financial Services — 0.9%
Equitable Holdings, Inc. ................ 747,546 27,741,432
Essent Group Ltd. .................... 245,603 14,353,039
MGIC Investment Corp. ................ 681,572 17,891,265
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 268,084 11,723,313
WEX, Inc.
(a) (b)
........................ 123,120 18,842,285
90,551,334
Food Products — 0.1%
Marzetti Co. (The) .................... 62,211 8,605,648
Gas Utilities — 0.5%
National Fuel Gas Co. ................. 358,871 33,719,519
Spire, Inc. .......................... 154,788 14,014,506
47,734,025
Ground Transportation — 1.5%
(a)(b)
Avis Budget Group, Inc. ................ 72,636 10,593,960
XPO, Inc. .......................... 714,343 138,975,431
149,569,391
Health Care Equipment & Supplies — 2.2%
(b)
Globus Medical, Inc. , Class A ............. 679,826 58,573,808
Haemonetics Corp. ................... 169,926 9,577,029
Lantheus Holdings, Inc. ................ 278,680 21,137,878
LivaNova plc ........................ 332,607 21,140,501
Masimo Corp. ....................... 158,493 28,191,150
Penumbra, Inc.
(a)
..................... 239,293 78,576,643
217,197,009
Health Care Providers & Services — 3.4%
Chemed Corp. ....................... 42,300 15,978,402
Encompass Health Corp. ............... 612,921 59,287,848
Ensign Group, Inc. (The) ................ 351,903 70,908,455
HealthEquity, Inc.
(b)
.................... 521,310 43,565,877
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 1,268,986 26,344,149
Option Care Health, Inc.
(a) (b)
.............. 970,453 26,124,595
Tenet Healthcare Corp.
(b)
................ 535,958 101,140,634
343,349,960
Health Care REITs — 1.5%
American Healthcare REIT, Inc. ........... 659,151 31,085,561
CareTrust REIT, Inc. ................... 1,363,544 49,973,887
Omega Healthcare Investors, Inc. .......... 974,513 42,703,160
Sabra Health Care REIT, Inc. ............. 1,535,991 29,537,107
153,299,715
Health Care Technology — 0.2%
Doximity, Inc. , Class A
(b)
................ 815,110 18,992,063
Hotels, Restaurants & Leisure — 3.5%
Boyd Gaming Corp. ................... 352,179 28,942,070
Cava Group, Inc.
(a) (b)
................... 255,158 20,642,282
Choice Hotels International, Inc.
(a)
.......... 74,844 7,746,354
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc. .................. 403,535 $ 36,249,549
Dutch Bros, Inc. , Class A
(a) (b)
............. 433,276 21,949,762
Hilton Grand Vacations, Inc.
(a) (b)
........... 364,758 14,269,333
Hyatt Hotels Corp. , Class A
(a)
............. 173,795 24,989,983
Planet Fitness, Inc. , Class A
(b)
............ 505,528 37,601,173
Texas Roadhouse, Inc. ................. 403,539 66,640,431
Travel + Leisure Co. ................... 391,855 27,112,447
Vail Resorts, Inc. ..................... 106,588 13,677,372
Wingstop, Inc. ....................... 169,305 26,237,196
Wyndham Hotels & Resorts, Inc. .......... 243,855 19,808,342
345,866,294
Household Durables — 1.5%
Somnigroup International, Inc. ............ 1,280,083 94,623,736
TopBuild Corp.
(a) (b)
.................... 170,061 59,742,429
154,366,165
Independent Power and Renewable Electricity Producers — 1.3%
Ormat Technologies, Inc. ................ 370,240 41,437,261
Talen Energy Corp.
(a) (b)
................. 278,751 88,985,681
130,422,942
Industrial REITs — 1.1%
EastGroup Properties, Inc. .............. 201,105 37,222,524
First Industrial Realty Trust, Inc. ........... 808,999 46,800,592
STAG Industrial, Inc. .................. 709,893 25,598,742
109,621,858
Insurance — 2.0%
American Financial Group, Inc. ........... 168,651 21,538,419
Hanover Insurance Group, Inc. (The) ....... 92,575 16,047,876
Kinsale Capital Group, Inc.
(a)
............. 134,894 46,087,884
Old Republic International Corp. ........... 721,174 28,774,843
Primerica, Inc. ....................... 113,152 28,342,313
RenaissanceRe Holdings Ltd. ............ 137,819 40,963,941
Ryan Specialty Holdings, Inc. , Class A ....... 458,574 15,472,287
197,227,563
Interactive Media & Services — 0.4%
Pinterest, Inc. , Class A
(a) (b)
............... 2,425,099 44,476,316
IT Services — 2.0%
(a)(b)
Okta, Inc. , Class A .................... 1,033,564 81,351,822
Twilio, Inc. , Class A ................... 924,564 116,328,643
197,680,465
Leisure Products — 0.2%
(a)(b)
Mattel, Inc. ......................... 758,956 11,027,631
YETI Holdings, Inc. ................... 280,618 10,267,812
21,295,443
Life Sciences Tools & Services — 2.0%
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 60,975 16,996,781
Bruker Corp. ........................ 358,592 12,952,343
Illumina, Inc.
(a) (b)
...................... 503,788 62,096,909
Medpace Holdings, Inc.
(b)
............... 136,842 65,710,160
Repligen Corp.
(a) (b)
.................... 177,269 20,885,834
Sotera Health Co.
(a) (b)
.................. 1,419,033 20,348,933
198,990,960
Machinery — 6.9%
Chart Industries, Inc.
(b)
................. 273,826 56,613,525
Crane Co. .......................... 152,136 26,015,256
Donaldson Co., Inc. ................... 470,824 39,958,833
Esab Corp. ......................... 152,918 14,781,054
Flowserve Corp. ..................... 775,167 56,982,526
Graco, Inc. ......................... 516,311 43,705,726
ITT, Inc. ........................... 524,515 99,935,843

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Lincoln Electric Holdings, Inc. ............ 228,261 $ 56,855,250
Mueller Industries, Inc. ................. 487,864 54,055,331
Oshkosh Corp. ...................... 177,938 26,194,253
RBC Bearings, Inc.
(b)
.................. 192,921 104,779,254
SPX Technologies, Inc.
(a) (b)
............... 304,156 60,812,951
Watts Water Technologies, Inc. , Class A ...... 167,027 48,486,268
689,176,070
Marine Transportation — 0.2%
Kirby Corp.
(a) (b)
....................... 151,936 20,189,256
Media — 1.0%
New York Times Co. (The) , Class A ......... 985,410 82,508,379
Nexstar Media Group, Inc. ............... 96,037 17,366,371
99,874,750
Metals & Mining — 2.3%
Hecla Mining Co.
(a)
.................... 4,087,633 76,152,603
MP Materials Corp. , Class A
(a) (b)
........... 484,667 23,390,029
Royal Gold, Inc. ...................... 494,105 125,744,782
225,287,414
Multi-Utilities — 0.1%
Northwestern Energy Group, Inc. .......... 165,010 10,880,759
Office REITs — 0.1%
COPT Defense Properties ............... 287,094 8,785,076
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp. ................ 2,018,291 46,017,035
DT Midstream, Inc. .................... 446,782 60,168,132
106,185,167
Personal Care Products — 0.2%
(b)
BellRing Brands, Inc. .................. 292,862 4,712,150
elf Beauty, Inc.
(a)
..................... 241,705 14,649,740
19,361,890
Pharmaceuticals — 1.4%
(b)
Elanco Animal Health, Inc.
(a)
.............. 3,030,644 72,523,311
Jazz Pharmaceuticals plc ............... 370,753 70,090,855
142,614,166
Professional Services — 2.8%
CACI International, Inc. , Class A
(b)
......... 134,715 73,267,447
ExlService Holdings, Inc.
(b)
.............. 960,149 29,236,537
Exponent, Inc. ....................... 158,499 10,342,059
FTI Consulting, Inc.
(a) (b)
................. 73,853 13,054,995
Genpact Ltd. ........................ 456,003 16,986,112
Maximus, Inc. ....................... 179,479 11,504,604
Parsons Corp.
(a) (b)
..................... 215,852 11,692,703
Paylocity Holding Corp.
(b)
............... 266,581 28,801,411
TransUnion ......................... 610,880 42,266,787
UL Solutions, Inc. , Class A ............... 470,642 40,338,726
277,491,381
Residential REITs — 0.4%
Equity LifeStyle Properties, Inc. ........... 603,697 37,682,767
Retail REITs — 0.7%
Agree Realty Corp. ................... 329,854 24,864,394
Brixmor Property Group, Inc. ............. 859,070 24,741,216
NNN REIT, Inc. ...................... 497,564 20,912,615
70,518,225
Semiconductors & Semiconductor Equipment — 4.7%
Allegro MicroSystems, Inc.
(b)
............. 476,417 15,021,428
Amkor Technology, Inc. ................. 332,565 14,975,402
Cirrus Logic, Inc.
(b)
.................... 177,184 25,624,350
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc. ........................ 371,346 $ 43,536,605
Lattice Semiconductor Corp.
(b)
............ 492,709 45,703,687
MACOM Technology Solutions Holdings, Inc.
(b)
. 393,488 87,381,880
MKS, Inc. .......................... 291,055 66,887,350
Onto Innovation, Inc.
(b)
................. 145,169 29,769,807
Rambus, Inc.
(a) (b)
..................... 655,832 56,421,227
Silicon Laboratories, Inc.
(b)
............... 106,392 22,145,495
SiTime Corp.
(a) (b)
..................... 134,840 46,566,994
Universal Display Corp. ................ 118,784 10,887,741
464,921,966
Software — 4.7%
Appfolio, Inc. , Class A
(a) (b)
............... 148,240 23,395,237
Bentley Systems, Inc. , Class B ............ 571,497 20,070,975
BILL Holdings, Inc.
(a) (b)
.................. 264,285 10,122,115
Blackbaud, Inc.
(b)
..................... 110,918 4,282,544
Commvault Systems, Inc.
(b)
.............. 164,038 12,776,920
DocuSign, Inc.
(b)
..................... 720,536 34,160,612
Dolby Laboratories, Inc. , Class A .......... 166,593 10,005,576
Dropbox, Inc. , Class A
(a) (b)
............... 1,066,323 24,226,858
Dynatrace, Inc.
(b)
..................... 1,819,461 67,283,668
Guidewire Software, Inc.
(a) (b)
.............. 518,454 77,539,980
InterDigital, Inc. ...................... 156,495 47,261,490
Manhattan Associates, Inc.
(a) (b)
............ 222,359 29,600,430
Nutanix, Inc. , Class A
(b)
................. 988,326 37,566,271
Pegasystems, Inc.
(a)
................... 556,930 23,702,941
Qualys, Inc.
(b)
....................... 218,372 19,183,980
UiPath, Inc. , Class A
(a) (b)
................ 1,982,422 22,004,884
463,184,481
Specialized REITs — 1.2%
CubeSmart ......................... 625,092 22,909,622
EPR Properties ...................... 241,425 12,061,593
Gaming & Leisure Properties, Inc. ......... 775,777 34,421,225
Lamar Advertising Co. , Class A ........... 317,571 40,223,543
National Storage Affiliates Trust ........... 181,731 6,858,528
116,474,511
Specialty Retail — 2.5%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 114,544 10,465,885
Burlington Stores, Inc.
(b)
................ 231,346 75,275,362
Chewy, Inc. , Class A
(b)
................. 973,400 26,281,800
Dick's Sporting Goods, Inc. .............. 161,780 32,079,356
Five Below, Inc.
(b)
..................... 336,530 76,890,374
Valvoline, Inc.
(b)
...................... 775,538 26,120,120
247,112,897
Technology Hardware, Storage & Peripherals — 1.1%
Everpure, Inc. , Class A
(b)
................ 1,912,764 112,929,587
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Capri Holdings Ltd. ................... 351,576 6,194,769
Crocs, Inc.
(a)
........................ 128,479 10,666,327
16,861,096
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc. ........ 125,334 33,253,617
Core & Main, Inc. , Class A
(a) (b)
............ 506,089 25,000,797
GATX Corp. ........................ 126,125 21,534,582
MSC Industrial Direct Co., Inc. , Class A ...... 117,383 10,830,929
90,619,925
Total Long-Term Investments — 99 .8%
(Cost: $ 8,326,456,708 ) ............................ 9,928,919,873

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 473,063,296 $ 473,157,908
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 10,751,940 10,751,940
Total Short-Term Securities — 4 .9%
(Cost: $ 483,759,104 ) .............................. 483,909,848
Total Investments — 104 .7%
(Cost: $ 8,810,215,812 ) ............................ 10,412,829,721
Liabilities in Excess of Other Assets — (4.7) % ............. (467,971,889)
Net Assets — 100.0% ...............................
$ 9,944,857,832
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 622,674,406 $ — $ (149,313,249)
(a)
$ (110,707) $ (92,542) $ 473,157,908 473,063,296 $ 1,444,747
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,796,887 — (14,044,947)
(a)
— — 10,751,940 10,751,940 302,744 —
$ (110,707) $ (92,542) $ 483,909,848 $ 1,747,491 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 35 06/18/26 $ 11,888 $ 49,547

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Equitable Holdings, Inc. ....... Merrill Lynch International & Co. USD 271,264 02/15/28 0.40% 1D OBFR01 Monthly $ (4,740)
Equitable Holdings, Inc. ....... BNP Paribas SA 2,604,498 03/20/28 0.20% 1D OBFR01 Monthly (58,493)
Total long positions of equity swaps (63,233)
Net dividends and financing fees 511
Total equity swap contracts including dividends and financing fees $ (62,722)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 511 $ (63,233)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 49,547 $ — $ — $ — $ 49,547
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 511 — — — 511
$ — $ — $ 50,058 $ — $ — $ — $ 50,058
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 63,233 — — — 63,233
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 1,149,412 $ — $ — $ — $ 1,149,412
Swaps .............................. — — 132,985 — — — 132,985
$ — $ — $ 1,282,397 $ — $ — $ — $ 1,282,397
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (162,428) $ — $ — $ — $ (162,428)
Swaps .............................. — — (394,150) — — — (394,150)
$ — $ — $ (556,578) $ — $ — $ — $ (556,578)

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF
8
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 8,307,145
Equity Swaps
Average notional value - long ........................................................................................... $ 762,841
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 204,701 $ —
Swaps — OTC
(a)
..................................................................................... — 63,233
Total d erivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 204,701 $ 63,233
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(204,701) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 63,233
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged
Cash Collateral
Pledged
(b)
Net Amount of
Derivative Liabilities
(c)
BNP Paribas SA ................................ $ 58,493 $ — $ — $ — $ 58,493
Merrill Lynch International & Co. ...................... 4,740 — — (4,740) —
$ 63,233 $ — $ — (4,740) $ 58,493
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,928,919,873 $ — $ — $ 9,928,919,873
Short-Term Securities
Money Market Funds ...................................... 483,909,848 — — 483,909,848
$ 10,412,829,721 $ — $ — $ 10,412,829,721
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 49,547 $ 511 $ — $ 50,058
Liabilities
Equity contracts ........................................... — (63,233) — (63,233)
$ 49,547 $ (62,722) $ — $ (13,175)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.1%
StandardAero, Inc.
(a)
................... 366,112 $ 9,456,673
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.
(a) (b)
................. 582,004 30,176,907
Automobile Components — 1.7%
Autoliv, Inc. ......................... 132,642 13,948,633
BorgWarner, Inc. ..................... 1,053,279 57,150,918
Gentex Corp. ....................... 669,845 14,636,113
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 1,460,482 9,682,996
Lear Corp. ......................... 257,729 31,205,827
Visteon Corp. ....................... 138,361 12,606,071
139,230,558
Automobiles — 0.4%
Harley-Davidson, Inc. .................. 597,462 12,080,682
Thor Industries, Inc. ................... 268,424 21,444,393
33,525,075
Banks — 10.9%
Associated Banc-Corp. ................. 831,429 21,500,754
Bank OZK ......................... 527,102 24,188,711
Columbia Banking System, Inc. ........... 1,503,727 41,247,232
Commerce Bancshares, Inc. ............. 697,829 34,333,187
Cullen/Frost Bankers, Inc. ............... 160,575 22,011,621
East West Bancorp, Inc. ................ 343,275 36,648,039
First Financial Bankshares, Inc. ........... 383,955 11,307,475
First Horizon Corp. .................... 2,467,347 56,156,818
Flagstar Bank NA ..................... 1,521,448 20,037,470
FNB Corp. ......................... 1,816,126 30,365,627
Glacier Bancorp, Inc. .................. 654,149 29,220,836
Hancock Whitney Corp. ................ 417,897 26,574,070
Home BancShares, Inc. ................ 929,980 25,044,361
International Bancshares Corp. ........... 146,291 9,843,921
Old National Bancorp .................. 1,763,606 38,975,693
Pinnacle Financial Partners, Inc. ........... 765,716 65,958,776
Prosperity Bancshares, Inc. .............. 513,313 34,484,367
Southstate Bank Corp. ................. 504,463 46,672,917
Texas Capital Bancshares, Inc.
(a)
.......... 114,489 10,862,716
UMB Financial Corp. .................. 362,890 40,930,363
United Bankshares, Inc. ................ 710,959 29,447,922
Valley National Bancorp ................ 2,431,870 29,863,364
Webster Financial Corp. ................ 820,277 56,943,629
Western Alliance Bancorp ............... 522,911 37,048,244
Wintrust Financial Corp. ................ 340,840 47,356,310
Zions Bancorp NA .................... 749,973 43,213,444
870,237,867
Beverages — 0.1%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 38,976 8,980,070
Biotechnology — 0.9%
(a)
BioMarin Pharmaceutical, Inc. ............ 420,215 23,737,945
Cytokinetics, Inc.
(b)
.................... 285,745 18,833,453
Roivant Sciences Ltd. .................. 961,988 26,647,068
69,218,466
Broadline Retail — 0.3%
Macy's, Inc. ........................ 1,350,627 24,432,842
Building Products — 2.3%
Advanced Drainage Systems, Inc. ......... 160,758 22,044,745
Carlisle Cos., Inc. .................... 118,371 39,490,933
Fortune Brands Innovations, Inc. .......... 262,146 10,215,830
Owens Corning ...................... 418,384 45,277,516
Simpson Manufacturing Co., Inc. .......... 107,415 18,434,562
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(a)
...................... 545,304 $ 19,859,972
UFP Industries, Inc. ................... 296,326 27,297,551
182,621,109
Capital Markets — 2.6%
Carlyle Group, Inc. (The) ................ 804,375 38,923,706
Evercore, Inc. , Class A ................. 74,713 22,302,578
Hamilton Lane, Inc. , Class A ............. 95,398 9,482,561
Houlihan Lokey, Inc. , Class A ............. 130,167 18,694,585
Janus Henderson Group plc ............. 626,724 32,194,812
Jefferies Financial Group, Inc. ............ 841,964 34,747,854
Morningstar, Inc. ..................... 59,493 10,057,292
SEI Investments Co. ................... 193,516 15,185,200
Stifel Financial Corp. .................. 349,648 25,845,980
207,434,568
Chemicals — 2.5%
Ashland, Inc. ........................ 233,532 12,986,714
Avient Corp. ........................ 465,319 16,891,080
Axalta Coating Systems Ltd.
(a) (b)
........... 1,084,723 30,046,827
Cabot Corp. ........................ 266,339 20,057,990
Olin Corp. .......................... 578,942 17,211,946
RPM International, Inc. ................. 384,493 38,218,604
Scotts Miracle-Gro Co. (The) ............. 227,005 13,804,174
Solstice Advanced Materials, Inc. .......... 380,100 28,948,416
Westlake Corp. ...................... 169,813 19,837,555
198,003,306
Commercial Services & Supplies — 0.7%
Brink's Co. (The) ..................... 61,105 6,332,311
Clean Harbors, Inc.
(a)
.................. 125,073 35,862,181
MSA Safety, Inc. ..................... 74,033 12,137,711
54,332,203
Construction & Engineering — 1.1%
AECOM ........................... 367,842 31,200,359
Fluor Corp.
(a)
........................ 819,128 38,212,321
Valmont Industries, Inc. ................. 40,018 15,989,992
85,402,672
Construction Materials — 0.4%
Eagle Materials, Inc. ................... 78,214 14,817,642
Knife River Corp.
(a) (b)
................... 173,416 14,159,417
28,977,059
Consumer Finance — 0.8%
Ally Financial, Inc. .................... 1,426,015 55,942,568
SLM Corp. ......................... 455,790 9,758,464
65,701,032
Consumer Staples Distribution & Retail — 4.1%
Albertsons Cos., Inc. , Class A ............ 1,884,523 32,112,272
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 665,630 65,511,305
Maplebear, Inc.
(a) (b)
.................... 934,023 34,988,502
Performance Food Group Co.
(a)
........... 799,043 68,446,023
Sprouts Farmers Market, Inc.
(a)
............ 296,988 22,906,684
US Foods Holding Corp.
(a) (b)
.............. 1,122,149 103,473,359
327,438,145
Containers & Packaging — 2.1%
AptarGroup, Inc. ..................... 327,700 41,296,754
Crown Holdings, Inc. .................. 570,183 57,160,846
Graphic Packaging Holding Co. ........... 1,499,274 14,902,784
Greif, Inc. , Class A, NVS ................ 125,760 8,434,723
Silgan Holdings, Inc. ................... 445,713 17,293,664
Sonoco Products Co. .................. 501,493 27,125,756
166,214,527

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Mid-Cap 400 Value ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 0.7%
Duolingo, Inc. , Class A
(a)
................ 63,310 $ 6,240,467
Graham Holdings Co. , Class B ............ 9,019 9,535,428
H&R Block, Inc. ...................... 309,709 9,830,163
Service Corp. International .............. 333,359 27,505,451
53,111,509
Diversified REITs — 0.4%
WP Carey, Inc. ...................... 523,274 35,561,701
Electric Utilities — 1.5%
IDACORP, Inc. ...................... 132,301 18,915,074
OGE Energy Corp. .................... 1,045,494 50,141,892
Portland General Electric Co. ............. 571,910 30,179,691
TXNM Energy, Inc. .................... 293,682 17,168,650
116,405,307
Electrical Equipment — 1.7%
Acuity, Inc. ......................... 49,671 13,918,807
Nextpower, Inc. , Class A
(a) (b)
.............. 264,043 31,830,384
Regal Rexnord Corp. .................. 337,850 63,265,791
Sensata Technologies Holding plc .......... 740,904 26,094,639
135,109,621
Electronic Equipment, Instruments & Components — 2.9%
Arrow Electronics, Inc.
(a) (b)
............... 260,100 37,300,941
Avnet, Inc. ......................... 415,881 25,626,587
Belden, Inc.
(b)
....................... 107,609 12,356,742
Cognex Corp. ....................... 420,885 20,619,156
Crane NXT Co. ...................... 142,839 5,797,835
IPG Photonics Corp.
(a) (b)
................ 129,092 14,792,652
Littelfuse, Inc. ....................... 73,485 24,937,135
Novanta, Inc.
(a) (b)
..................... 96,180 11,359,820
TD SYNNEX Corp. .................... 381,408 64,347,344
Vontier Corp. ........................ 402,805 14,287,493
231,425,705
Energy Equipment & Services — 0.7%
NOV, Inc. .......................... 1,834,892 34,514,318
Weatherford International plc ............. 211,332 19,987,781
54,502,099
Entertainment — 0.1%
Warner Music Group Corp. , Class A ........ 350,842 8,960,505
Financial Services — 1.4%
Equitable Holdings, Inc. ................ 610,284 22,647,639
Essent Group Ltd. .................... 281,247 16,436,075
Euronet Worldwide, Inc.
(a) (b)
.............. 198,365 13,165,485
MGIC Investment Corp. ................ 546,032 14,333,340
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 119,888 5,242,702
Voya Financial, Inc. ................... 478,683 32,703,623
WEX, Inc.
(a)
......................... 71,252 10,904,406
115,433,270
Food Products — 1.6%
Darling Ingredients, Inc.
(a)
............... 804,933 49,785,106
Flowers Foods, Inc. ................... 1,077,790 8,783,988
Ingredion, Inc. ....................... 320,741 36,134,681
Marzetti Co. (The) .................... 51,541 7,129,667
Pilgrim's Pride Corp. ................... 216,564 8,177,457
Post Holdings, Inc.
(a) (b)
.................. 214,366 21,192,223
131,203,122
Gas Utilities — 1.9%
National Fuel Gas Co. ................. 183,454 17,237,338
New Jersey Resources Corp. ............. 513,772 28,216,358
ONE Gas, Inc. ....................... 305,120 26,279,986
Southwest Gas Holdings, Inc. ............ 326,777 28,396,921
Security
Shares
Shares Value
Gas Utilities (continued)
Spire, Inc. .......................... 171,510 $ 15,528,516
UGI Corp. .......................... 1,092,108 39,774,573
155,433,692
Ground Transportation — 2.1%
Avis Budget Group, Inc.
(a) (b)
.............. 26,059 3,800,705
Knight-Swift Transportation Holdings, Inc. .... 826,229 47,574,266
Landstar System, Inc. .................. 173,486 27,811,541
Ryder System, Inc. .................... 200,675 41,080,179
Saia, Inc.
(a)
......................... 135,676 47,660,265
167,926,956
Health Care Equipment & Supplies — 0.8%
DENTSPLY SIRONA, Inc. ............... 1,012,152 11,740,963
Envista Holdings Corp.
(a)
................ 832,485 21,120,145
Haemonetics Corp.
(a)
.................. 95,278 5,369,868
Lantheus Holdings, Inc.
(a)
............... 104,444 7,922,077
Masimo Corp.
(a)
...................... 99,718 17,736,841
63,889,894
Health Care Providers & Services — 0.2%
Chemed Corp. ....................... 36,669 13,851,348
Health Care REITs — 1.0%
American Healthcare REIT, Inc. ........... 352,025 16,601,499
Healthcare Realty Trust, Inc. , Class A ....... 1,776,814 30,188,070
Omega Healthcare Investors, Inc. .......... 691,015 30,280,277
77,069,846
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. .............. 1,020,221 10,742,927
Hotels, Restaurants & Leisure — 1.7%
Aramark ........................... 1,337,141 54,207,696
Cava Group, Inc.
(a) (b)
................... 294,972 23,863,235
Choice Hotels International, Inc.
(b)
.......... 43,331 4,484,759
Dutch Bros, Inc. , Class A
(a) (b)
............. 285,211 14,448,789
Hyatt Hotels Corp. , Class A
(b)
............. 65,561 9,427,016
Vail Resorts, Inc. ..................... 92,979 11,931,065
Wyndham Hotels & Resorts, Inc. .......... 181,131 14,713,271
133,075,831
Household Durables — 1.6%
KB Home .......................... 320,942 16,608,749
Taylor Morrison Home Corp.
(a)
............ 496,963 28,943,125
Toll Brothers, Inc. ..................... 481,877 65,761,754
Whirlpool Corp. ...................... 322,050 17,364,936
128,678,564
Industrial REITs — 0.9%
EastGroup Properties, Inc. .............. 102,793 19,025,956
Rexford Industrial Realty, Inc. ............ 1,171,976 38,358,775
STAG Industrial, Inc. .................. 378,522 13,649,503
71,034,234
Insurance — 5.3%
American Financial Group, Inc. ........... 211,335 26,989,593
Brighthouse Financial, Inc.
(a) (b)
............ 290,487 17,394,362
CNO Financial Group, Inc. ............... 480,021 19,709,662
Fidelity National Financial, Inc. , Class A ...... 1,295,588 60,089,371
First American Financial Corp. ............ 518,268 31,246,378
Hanover Insurance Group, Inc. (The) ....... 102,520 17,771,842
Old Republic International Corp. ........... 555,503 22,164,570
Primerica, Inc. ....................... 68,413 17,136,088
Reinsurance Group of America, Inc. ........ 334,183 68,226,801
RenaissanceRe Holdings Ltd. ............ 106,061 31,524,511
RLI Corp. .......................... 467,117 26,644,354
Ryan Specialty Holdings, Inc. , Class A ....... 196,999 6,646,746

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Selective Insurance Group, Inc. ........... 306,210 $ 23,085,172
Unum Group ........................ 775,487 56,633,816
425,263,266
Interactive Media & Services — 0.2%
Pinterest, Inc. , Class A
(a) (b)
............... 951,704 17,454,251
IT Services — 0.2%
Kyndryl Holdings, Inc.
(a) (b)
............... 1,162,934 15,257,694
Leisure Products — 0.7%
Brunswick Corp. ..................... 330,721 24,063,260
Mattel, Inc.
(a) (b)
....................... 947,749 13,770,793
Polaris, Inc. ......................... 272,518 14,852,231
YETI Holdings, Inc.
(a) (b)
................. 161,728 5,917,627
58,603,911
Life Sciences Tools & Services — 1.3%
Avantor, Inc.
(a)
....................... 3,472,996 27,228,288
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 41,757 11,639,764
Bruker Corp. ........................ 265,956 9,606,331
Illumina, Inc.
(a) (b)
...................... 358,034 44,131,271
Repligen Corp.
(a) (b)
.................... 120,927 14,247,619
106,853,273
Machinery — 4.8%
AGCO Corp. ........................ 305,314 35,376,733
CNH Industrial NV .................... 4,503,007 49,533,077
Crane Co. .......................... 122,014 20,864,394
Donaldson Co., Inc. ................... 193,884 16,454,935
Esab Corp. ......................... 162,406 15,698,164
Graco, Inc. ......................... 413,622 35,013,102
Lincoln Electric Holdings, Inc. ............ 89,469 22,284,939
Middleby Corp. (The)
(a) (b)
................ 235,611 31,237,306
Mueller Industries, Inc. ................. 157,931 17,498,755
Oshkosh Corp. ...................... 173,853 25,592,900
Terex Corp. ......................... 579,049 34,221,796
Timken Co. (The) ..................... 322,207 32,404,358
Toro Co. (The) ....................... 496,059 46,351,753
382,532,212
Marine Transportation — 0.3%
Kirby Corp.
(a) (b)
....................... 148,678 19,756,333
Media — 0.1%
Nexstar Media Group, Inc. ............... 65,071 11,766,789
Metals & Mining — 3.0%
Alcoa Corp. ......................... 1,316,870 87,347,987
Cleveland-Cliffs, Inc.
(a) (b)
................ 2,903,327 24,533,113
Commercial Metals Co. ................. 564,047 34,649,407
MP Materials Corp. , Class A
(a) (b)
........... 280,450 13,534,517
Reliance, Inc. ....................... 265,896 80,811,113
240,876,137
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Annaly Capital Management, Inc. .......... 3,653,110 77,263,277
Starwood Property Trust, Inc. ............. 1,769,760 30,475,267
107,738,544
Multi-Utilities — 0.5%
Black Hills Corp. ..................... 383,794 26,639,141
Northwestern Energy Group, Inc. .......... 175,602 11,579,196
38,218,337
Office REITs — 0.8%
COPT Defense Properties ............... 331,936 10,157,241
Cousins Properties, Inc. ................ 853,645 19,266,768
Kilroy Realty Corp. .................... 553,794 15,622,529
Security
Shares
Shares Value
Office REITs (continued)
Vornado Realty Trust .................. 813,566 $ 21,144,580
66,191,118
Oil, Gas & Consumable Fuels — 6.9%
Antero Resources Corp.
(a)
............... 1,490,668 63,263,950
Chord Energy Corp. ................... 289,022 41,093,148
CNX Resources Corp.
(a) (b)
............... 725,249 27,958,349
DT Midstream, Inc. .................... 144,597 19,472,878
HF Sinclair Corp. ..................... 795,594 49,637,110
Matador Resources Co. ................ 593,788 37,515,526
Murphy Oil Corp. ..................... 682,134 28,138,027
Ovintiv, Inc. ......................... 1,411,912 83,811,096
PBF Energy, Inc. , Class A ............... 421,693 20,081,021
Permian Resources Corp. , Class A ......... 3,764,855 80,266,709
Range Resources Corp. ................ 1,205,451 54,462,276
Viper Energy, Inc. .................... 945,695 44,438,208
550,138,298
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ................. 322,450 23,458,238
Passenger Airlines — 0.7%
(a)(b)
Alaska Air Group, Inc. .................. 582,378 21,419,863
American Airlines Group, Inc. ............. 3,354,591 36,028,307
57,448,170
Personal Care Products — 0.2%
(a)
BellRing Brands, Inc. .................. 351,460 5,654,992
Coty, Inc. , Class A .................... 1,870,007 3,758,714
elf Beauty, Inc.
(b)
..................... 99,669 6,040,938
15,454,644
Professional Services — 2.3%
Booz Allen Hamilton Holding Corp. ......... 613,650 47,883,110
Concentrix Corp. ..................... 223,854 6,124,645
Exponent, Inc. ....................... 121,236 7,910,649
FTI Consulting, Inc.
(a)
.................. 92,576 16,364,660
Genpact Ltd. ........................ 426,533 15,888,354
KBR, Inc. .......................... 646,120 23,815,983
Maximus, Inc. ....................... 127,490 8,172,109
Parsons Corp.
(a)
...................... 89,389 4,842,202
Science Applications International Corp. ..... 229,283 21,763,542
TransUnion ......................... 470,346 32,543,240
185,308,494
Real Estate Management & Development — 0.9%
Jones Lang LaSalle, Inc.
(a) (b)
.............. 240,093 73,065,102
Residential REITs — 1.2%
American Homes 4 Rent , Class A .......... 1,658,881 46,315,958
Equity LifeStyle Properties, Inc. ........... 482,827 30,138,061
Independence Realty Trust, Inc. ........... 1,203,193 17,915,544
94,369,563
Retail REITs — 1.3%
Agree Realty Corp. ................... 334,781 25,235,792
Brixmor Property Group, Inc. ............. 840,985 24,220,368
Kite Realty Group Trust ................. 1,101,187 27,034,141
NNN REIT, Inc. ...................... 550,506 23,137,767
99,628,068
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.
(a) (b)
............ 232,906 7,343,526
Amkor Technology, Inc. ................. 301,589 13,580,553
Cirrus Logic, Inc.
(a) (b)
................... 111,888 16,181,242
Entegris, Inc. ........................ 464,115 54,412,842
Lattice Semiconductor Corp.
(a)
............ 285,029 26,439,290
MKS, Inc. .......................... 99,016 22,754,867

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Mid-Cap 400 Value ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Onto Innovation, Inc.
(a)
................. 131,171 $ 26,899,237
Silicon Laboratories, Inc.
(a)
............... 78,707 16,382,862
Synaptics, Inc.
(a)
..................... 197,692 13,846,348
Universal Display Corp. ................ 125,654 11,517,446
209,358,213
Software — 1.3%
Bentley Systems, Inc. , Class B
(b)
........... 281,431 9,883,857
BILL Holdings, Inc.
(a) (b)
.................. 230,020 8,809,766
Blackbaud, Inc.
(a)
..................... 90,937 3,511,078
Commvault Systems, Inc.
(a)
.............. 86,940 6,771,757
DocuSign, Inc.
(a) (b)
.................... 417,513 19,794,291
Dolby Laboratories, Inc. , Class A .......... 170,147 10,219,029
Manhattan Associates, Inc.
(a)
............. 118,542 15,780,311
Nutanix, Inc. , Class A
(a)
................. 550,709 20,932,449
UiPath, Inc. , Class A
(a) (b)
................ 522,983 5,805,111
101,507,649
Specialized REITs — 1.6%
CubeSmart ......................... 637,807 23,375,626
EPR Properties ...................... 186,569 9,320,987
Gaming & Leisure Properties, Inc. ......... 790,815 35,088,462
Lamar Advertising Co. , Class A ........... 176,732 22,384,875
National Storage Affiliates Trust ........... 208,597 7,872,451
Rayonier, Inc. ....................... 1,416,718 29,212,725
127,255,126
Specialty Retail — 4.4%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 137,446 12,558,441
AutoNation, Inc.
(a) (b)
................... 132,280 25,828,993
Bath & Body Works, Inc. ................ 1,039,928 19,415,456
Burlington Stores, Inc.
(a)
................ 123,444 40,166,209
Chewy, Inc. , Class A
(a)
................. 399,856 10,796,112
Dick's Sporting Goods, Inc. .............. 202,834 40,219,954
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 548,054 27,841,143
GameStop Corp. , Class A
(a) (b)
............. 2,093,758 48,240,184
Gap, Inc. (The) ...................... 1,155,769 27,969,610
Lithia Motors, Inc. , Class A .............. 123,367 30,807,207
Murphy USA, Inc. .................... 86,008 42,485,372
Penske Automotive Group, Inc. ........... 94,115 14,072,075
RH
(a) (b)
............................ 78,347 10,954,477
351,355,233
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.
(a) (b)
................. 314,222 5,536,592
Columbia Sportswear Co. ............... 128,722 7,055,253
Crocs, Inc.
(a) (b)
....................... 148,009 12,287,707
PVH Corp. ......................... 232,685 16,232,105
VF Corp. .......................... 1,671,092 28,391,853
69,503,510
Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc. ........ 85,522 22,690,697
Core & Main, Inc. , Class A
(a) (b)
............ 537,103 26,532,888
GATX Corp. ........................ 76,526 13,066,049
MSC Industrial Direct Co., Inc. , Class A ...... 135,421 12,495,296
Watsco, Inc. ........................ 177,738 64,659,307
WESCO International, Inc. ............... 246,268 67,383,850
206,828,087
Water Utilities — 0.7%
Essential Utilities, Inc. .................. 1,439,386 57,964,074
Total Long-Term Investments — 99 .2%
(Cost: $ 7,582,157,410 ) ............................ 7,917,953,544
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 272,051,232 $ 272,105,643
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 53,075,621 53,075,621
Total Short-Term Securities — 4 .1%
(Cost: $ 325,129,879 ) .............................. 325,181,264
Total Investments — 103 .3%
(Cost: $ 7,907,287,289 ) ............................ 8,243,134,808
Liabilities in Excess of Other Assets — (3.3) % ............. (261,570,341)
Net Assets — 100.0% ...............................
$ 7,981,564,467
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
13
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 250,328,130 $ 21,862,868
(a)
$ — $ (12,926) $ (72,429) $ 272,105,643 272,051,232 $ 634,186
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,010,298 29,065,323
(a)
— — — 53,075,621 53,075,621 911,319 —
$ (12,926) $ (72,429) $ 325,181,264 $ 1,545,505 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 77 06/18/26 $ 26,153 $ 180,808
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Corebridge Financial, Inc. ..... Goldman Sachs Bank USA USD 83,519 08/18/26 0.40% 1D FEDL01 Monthly $ (9)
Corebridge Financial, Inc. ..... JPMorgan Chase Bank NA 32,744,907 02/09/27 0.40% 1D OBFR01 Monthly (1,802,591)
Equitable Holdings, Inc. ...... JPMorgan Chase Bank NA 4,808,170 02/09/27 0.40% 1D OBFR01 Monthly (284,053)
Equitable Holdings, Inc. ...... HSBC Bank plc 636,246 02/09/28 0.40% 1D OBFR01 Monthly (37,587)
WESCO International, Inc. ..... Merrill Lynch International & Co. 279,813 02/15/28 0.40% 1D OBFR01 Monthly 21,169
Total long positions of equity swaps (2,103,071)
Net dividends and financing fees 134,687
Total equity swap contracts including dividends and financing fees $ (1,968,384)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 155,856 $ (2,124,240)

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Mid-Cap 400 Value ETF
14
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 180,808 $ — $ — $ — $ 180,808
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 155,856 — — — 155,856
$ — $ — $ 336,664 $ — $ — $ — $ 336,664
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 2,124,240 — — — 2,124,240
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 22,188 $ — $ — $ — $ 22,188
Swaps .............................. — — (10,894,331) — — — (10,894,331)
$ — $ — $ (10,872,143) $ — $ — $ — $ (10,872,143)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (131,576) $ — $ — $ — $ (131,576)
Swaps .............................. — — (1,974,537) — — — (1,974,537)
$ — $ — $ (2,106,113) $ — $ — $ — $ (2,106,113)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 15,804,153
Equity Swaps
Average notional value - long ........................................................................................... $ 28,809,376
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 661,218 $ —
Swaps — OTC
(a)
..................................................................................... 21,169 2,124,240
Total d erivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 682,387 $ 2,124,240
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(661,218) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 21,169 $ 2,124,240
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
15
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
Merrill Lynch International & Co. ...................... $ 21,169 $ — $ — $ — $ 21,169
$ 21,169 $ — $ — $ — $ 21,169
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged
Cash Collateral
Pledged
(b)
Net Amount of
Derivative Liabilities
(c)
Goldman Sachs Bank USA ......................... $ 9 $ — $ — $ — $ 9
HSBC Bank plc ................................. 37,587 — — — 37,587
JPMorgan Chase Bank NA ......................... 2,086,644 — — (2,086,644) —
$ 2,124,240 $ — $ — (2,086,644) $ 37,596
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,917,953,544 $ — $ — $ 7,917,953,544
Short-Term Securities
Money Market Funds ...................................... 325,181,264 — — 325,181,264
$ 8,243,134,808 $ — $ — $ 8,243,134,808
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 180,808 $ 155,856 $ — $ 336,664
Liabilities
Equity contracts ........................................... — (2,124,240) — (2,124,240)
$ 180,808 $ (1,968,384) $ — $ (1,787,576)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2026
iShares
®
S&P Small-Cap 600 Growth ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.
(a) (b)
....................... 336,801 $ 36,866,237
Mercury Systems, Inc.
(a) (b)
............... 455,658 33,222,025
National Presto Industries, Inc. ............ 45,485 6,234,174
VSE Corp. ......................... 248,452 45,814,549
122,136,985
Automobile Components — 1.0%
Dana, Inc. .......................... 473,950 15,948,417
Dorman Products, Inc.
(b)
................ 239,957 25,041,913
Gentherm, Inc.
(b)
..................... 116,504 3,236,481
Patrick Industries, Inc. ................. 129,473 14,380,566
XPEL, Inc.
(a) (b) (c)
...................... 217,139 9,610,572
68,217,949
Banks — 4.7%
Ameris Bancorp ...................... 315,405 24,598,436
Axos Financial, Inc.
(a) (b)
................. 488,458 41,562,891
BancFirst Corp. ...................... 113,180 12,280,030
Bancorp, Inc. (The)
(b)
.................. 358,335 19,253,340
BankUnited, Inc. ..................... 291,306 13,155,379
City Holding Co. ..................... 85,713 10,244,418
Community Financial System, Inc. ......... 231,976 13,605,392
Customers Bancorp, Inc.
(a) (b)
............. 131,254 9,110,340
FB Financial Corp. .................... 153,016 7,947,651
First Bancorp ....................... 157,264 8,861,826
First BanCorp ....................... 757,944 16,189,684
Independent Bank Corp. ................ 183,722 13,817,732
Lakeland Financial Corp. ................ 104,006 5,967,864
OFG Bancorp ....................... 157,293 6,364,075
Park National Corp. ................... 67,978 11,111,004
Pathward Financial, Inc.
(a)
............... 185,514 16,553,414
Preferred Bank ...................... 93,250 8,456,843
Seacoast Banking Corp. of Florida ......... 393,220 11,910,634
ServisFirst Bancshares, Inc. ............. 216,492 15,767,112
Stellar Bancorp, Inc. ................... 172,800 6,326,208
TrustCo Bank Corp. ................... 64,268 2,813,653
Trustmark Corp. ..................... 249,323 10,506,471
Westamerica Bancorp ................. 91,857 4,790,343
WSFS Financial Corp. ................. 239,054 15,648,475
306,843,215
Beverages — 0.3%
(b)
National Beverage Corp. ................ 101,653 3,420,623
Vita Coco Co., Inc. (The)
(a)
............... 378,326 18,125,599
21,546,222
Biotechnology — 6.3%
(b)
ACADIA Pharmaceuticals, Inc. ............ 1,080,145 24,044,028
ADMA Biologics, Inc. .................. 2,053,382 18,500,972
Alkermes plc ........................ 1,424,594 50,373,644
Apellis Pharmaceuticals, Inc.
(a)
............ 882,789 35,514,602
Arcus Biosciences, Inc.
(a)
................ 460,769 9,952,610
Catalyst Pharmaceuticals, Inc.
(a)
........... 996,824 24,681,362
Krystal Biotech, Inc.
(a)
.................. 222,667 57,519,339
Protagonist Therapeutics, Inc.
(a)
........... 507,009 53,438,749
PTC Therapeutics, Inc. ................. 692,703 47,193,855
Sarepta Therapeutics, Inc.
(a)
............. 551,392 11,998,290
TG Therapeutics, Inc.
(a)
................. 1,173,062 38,969,120
Veracyte, Inc.
(a)
...................... 682,014 21,967,671
Vericel Corp. ........................ 436,338 14,036,993
Vir Biotechnology, Inc. ................. 401,948 3,601,454
411,792,689
Security
Shares
Shares Value
Broadline Retail — 0.7%
Etsy, Inc.
(b)
......................... 851,608 $ 42,563,368
Building Products — 3.4%
Armstrong World Industries, Inc. ........... 372,097 61,321,585
AZZ, Inc. .......................... 257,590 32,232,237
CSW Industrials, Inc.
(a)
................. 82,418 21,476,482
Griffon Corp. ........................ 199,573 14,504,966
Hayward Holdings, Inc.
(b)
................ 826,249 11,055,212
Resideo Technologies, Inc.
(a) (b)
............ 665,484 22,433,466
Zurn Elkay Water Solutions Corp. .......... 1,280,788 57,430,534
220,454,482
Capital Markets — 4.5%
Acadian Asset Management, Inc. .......... 227,985 12,406,944
Artisan Partners Asset Management, Inc. , Class
A ............................. 328,717 11,962,012
BGC Group, Inc. , Class A ............... 1,847,604 18,069,567
Cohen & Steers, Inc. .................. 109,030 6,819,826
Donnelley Financial Solutions, Inc.
(b)
........ 102,344 4,824,496
MarketAxess Holdings, Inc. .............. 161,948 26,718,181
Moelis & Co. , Class A .................. 268,568 15,308,376
Piper Sandler Cos. .................... 314,651 24,086,534
PJT Partners, Inc. , Class A
(a)
............. 209,714 29,301,240
StepStone Group, Inc. , Class A ........... 635,436 30,323,006
StoneX Group, Inc.
(a) (b)
................. 603,703 48,688,647
Victory Capital Holdings, Inc. , Class A ....... 266,116 17,425,276
Virtu Financial, Inc. , Class A .............. 688,601 30,284,672
WisdomTree, Inc. ..................... 988,331 14,390,099
290,608,876
Chemicals — 1.9%
Balchem Corp. ...................... 164,856 27,939,795
Element Solutions, Inc. ................. 981,318 33,502,196
Hawkins, Inc.
(a)
...................... 120,696 18,538,906
Ingevity Corp.
(b)
...................... 176,864 12,598,023
Sensient Technologies Corp. ............. 366,523 31,682,248
124,261,168
Commercial Services & Supplies — 2.4%
Brady Corp. , Class A, NVS .............. 376,497 30,586,616
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 539,276 42,786,158
Enviri Corp.
(a) (b)
...................... 697,012 13,675,375
Healthcare Services Group, Inc.
(a) (b)
......... 607,875 11,276,081
Interface, Inc. ....................... 281,493 7,014,806
Liquidity Services, Inc.
(b)
................ 202,566 6,192,443
OPENLANE, Inc.
(b)
.................... 916,808 26,724,953
Pitney Bowes, Inc. .................... 402,358 4,446,056
UniFirst Corp. ....................... 51,225 12,887,698
155,590,186
Communications Equipment — 2.8%
(b)
Calix, Inc.
(a)
......................... 520,348 25,491,849
Digi International, Inc.
(a)
................. 324,044 15,618,921
Extreme Networks, Inc. ................. 752,990 11,355,089
NetScout Systems, Inc. ................. 313,725 9,973,318
Viasat, Inc.
(a)
........................ 1,171,913 53,673,615
Viavi Solutions, Inc. ................... 1,996,362 66,438,927
182,551,719
Construction & Engineering — 4.8%
Arcosa, Inc.
(a)
....................... 270,814 28,744,198
Argan, Inc. ......................... 119,692 65,190,248
Everus Construction Group, Inc.
(b)
.......... 440,075 51,955,255
Granite Construction, Inc.
(a)
.............. 375,280 44,988,566
MYR Group, Inc.
(b)
.................... 133,928 37,810,553
Primoris Services Corp.
(a)
............... 466,174 66,681,529

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
WillScot Holdings Corp. , Class A .......... 816,286 $ 14,170,725
309,541,074
Consumer Finance — 0.7%
(b)
Enova International, Inc. ................ 213,243 28,964,797
EZCORP, Inc. , Class A, NVS ............. 505,100 12,819,438
World Acceptance Corp.
(a)
............... 16,589 2,240,178
44,024,413
Consumer Staples Distribution & Retail — 0.8%
Chefs' Warehouse, Inc. (The)
(b)
........... 312,306 18,566,592
PriceSmart, Inc. ...................... 217,817 32,781,458
51,348,050
Containers & Packaging — 0.5%
Sealed Air Corp. ..................... 762,368 32,057,574
Diversified Consumer Services — 2.1%
ADT, Inc. .......................... 1,446,571 9,503,971
Covista, Inc.
(a) (b)
...................... 297,734 34,313,844
Frontdoor, Inc.
(b)
...................... 622,171 32,887,959
Laureate Education, Inc.
(a) (b)
.............. 1,157,028 40,310,856
OneSpaWorld Holdings Ltd. .............. 318,315 7,305,329
Perdoceo Education Corp. ............... 316,188 11,765,355
136,087,314
Diversified REITs — 0.6%
Essential Properties Realty Trust, Inc. ....... 1,213,228 36,833,602
Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc. ...... 222,610 4,193,972
Iridium Communications, Inc. ............. 553,587 15,356,503
Lumen Technologies, Inc.
(a) (b)
............. 3,663,477 25,461,165
Uniti Group, Inc.
(a)
.................... 1,546,754 14,508,553
59,520,193
Electric Utilities — 0.4%
MGE Energy, Inc. ..................... 157,840 12,199,454
Otter Tail Corp. ...................... 162,699 14,280,091
26,479,545
Electrical Equipment — 1.1%
Powell Industries, Inc.
(a)
................ 81,711 44,212,188
Sunrun, Inc.
(b)
....................... 2,001,995 27,147,052
71,359,240
Electronic Equipment, Instruments & Components — 4.4%
Arlo Technologies, Inc.
(a) (b)
............... 911,801 12,974,928
Badger Meter, Inc. .................... 254,259 38,736,359
CTS Corp. ......................... 109,698 5,239,176
ePlus, Inc. ......................... 142,116 10,694,229
Itron, Inc.
(b)
......................... 252,901 22,667,517
Knowles Corp.
(a) (b)
.................... 417,591 10,723,737
Mirion Technologies, Inc. , Class A
(a) (b)
....... 2,110,886 39,241,371
Napco Security Technologies, Inc. ......... 202,887 7,991,719
OSI Systems, Inc.
(a) (b)
.................. 133,597 35,471,339
Plexus Corp.
(b)
....................... 101,685 20,595,280
Ralliant Corp. ....................... 506,095 21,048,491
Sanmina Corp.
(b)
..................... 471,117 61,075,608
286,459,754
Energy Equipment & Services — 3.2%
Archrock, Inc. ....................... 1,513,045 52,653,966
Cactus, Inc. , Class A .................. 373,942 17,713,633
Helmerich & Payne, Inc. ................ 421,476 15,185,780
Innovex International, Inc.
(b)
.............. 140,806 3,434,258
Kodiak Gas Services, Inc. ............... 717,081 41,820,164
Noble Corp. plc ...................... 575,088 28,219,568
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Oceaneering International, Inc.
(b)
.......... 507,703 $ 18,008,225
Tidewater, Inc.
(a) (b)
.................... 397,683 33,226,415
210,262,009
Entertainment — 1.4%
Cinemark Holdings, Inc. ................ 544,331 15,524,320
Madison Square Garden Sports Corp.
(b)
...... 155,099 49,848,819
Sphere Entertainment Co. , Class A
(b)
........ 229,762 26,974,059
92,347,198
Financial Services — 1.8%
Enact Holdings, Inc. ................... 136,357 5,564,729
EVERTEC, Inc. ...................... 551,229 15,555,683
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 473,167 17,388,887
NCR Atleos Corp.
(b)
................... 394,991 17,213,708
NMI Holdings, Inc. , Class A
(b)
............. 655,992 24,606,260
Payoneer Global, Inc.
(b)
................. 1,645,341 7,946,997
Radian Group, Inc. .................... 584,479 19,334,565
Sezzle, Inc.
(a) (b)
...................... 147,093 9,309,516
116,920,345
Food Products — 0.9%
Cal-Maine Foods, Inc. .................. 386,477 30,589,655
Freshpet, Inc.
(b)
...................... 265,294 15,641,734
Tootsie Roll Industries, Inc. .............. 182,139 7,780,988
Vital Farms, Inc.
(a) (b)
................... 314,302 4,437,944
58,450,321
Gas Utilities — 0.4%
Chesapeake Utilities Corp. .............. 122,230 15,446,205
Northwest Natural Holding Co. ............ 189,841 10,103,338
25,549,543
Ground Transportation — 0.8%
(a)(b)
Hertz Global Holdings, Inc. .............. 746,934 3,443,366
Lyft, Inc. , Class A ..................... 3,434,768 45,682,414
49,125,780
Health Care Equipment & Supplies — 2.6%
Artivion, Inc.
(a) (b)
...................... 362,080 13,259,370
Glaukos Corp.
(b)
...................... 341,918 36,810,892
ICU Medical, Inc.
(b)
.................... 101,919 13,162,839
Inspire Medical Systems, Inc.
(a) (b)
.......... 224,704 11,590,232
LeMaitre Vascular, Inc. ................. 180,070 19,658,242
Merit Medical Systems, Inc.
(b)
............. 322,268 22,213,933
STAAR Surgical Co.
(a) (b)
................. 224,653 4,201,011
Tandem Diabetes Care, Inc.
(a) (b)
........... 327,206 6,272,539
TransMedics Group, Inc.
(a) (b)
.............. 294,844 29,310,442
UFP Technologies, Inc.
(a) (b)
............... 66,651 12,903,634
169,383,134
Health Care Providers & Services — 2.7%
Addus HomeCare Corp.
(b)
............... 103,859 9,726,395
BrightSpring Health Services, Inc.
(b)
........ 1,142,107 48,665,179
Concentra Group Holdings Parent, Inc. ...... 514,204 11,029,676
CorVel Corp.
(b)
....................... 166,845 9,118,079
National HealthCare Corp. ............... 107,006 17,088,858
NeoGenomics, Inc.
(a) (b)
................. 643,836 4,777,263
Pediatrix Medical Group, Inc.
(b)
............ 727,941 15,570,658
Privia Health Group, Inc.
(b)
............... 997,554 20,519,686
Progyny, Inc.
(b)
....................... 692,890 11,765,272
RadNet, Inc.
(a) (b)
...................... 384,615 21,496,133
US Physical Therapy, Inc. ............... 62,064 4,652,318
174,409,517

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Small-Cap 600 Growth ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs — 0.2%
LTC Properties, Inc. ................... 246,392 $ 9,155,927
Universal Health Realty Income Trust ....... 65,408 2,647,062
11,802,989
Health Care Technology — 0.5%
Certara, Inc.
(a) (b)
...................... 529,127 3,016,024
HealthStream, Inc. .................... 105,132 2,177,284
Schrodinger, Inc.
(a) (b)
................... 481,956 5,475,020
Waystar Holding Corp.
(a) (b)
............... 990,379 23,878,037
34,546,365
Hotel & Resort REITs — 1.0%
DiamondRock Hospitality Co. ............. 860,081 8,058,959
Ryman Hospitality Properties, Inc. ......... 543,582 50,156,311
Xenia Hotels & Resorts, Inc. ............. 374,404 5,552,411
63,767,681
Hotels, Restaurants & Leisure — 2.6%
BJ's Restaurants, Inc.
(b)
................. 82,604 2,899,400
Brinker International, Inc.
(b)
.............. 375,738 53,644,114
Cheesecake Factory, Inc. (The) ........... 209,977 11,496,241
Life Time Group Holdings, Inc.
(a) (b)
.......... 945,170 25,462,880
Monarch Casino & Resort, Inc. ............ 104,541 9,994,120
Papa John's International, Inc. ............ 131,955 4,276,661
Red Rock Resorts, Inc. , Class A ........... 418,796 22,346,955
Shake Shack, Inc. , Class A
(b)
............. 347,300 30,725,631
Six Flags Entertainment Corp.
(a) (b)
.......... 392,759 6,971,472
United Parks & Resorts, Inc.
(a) (b)
........... 125,556 4,100,659
171,918,133
Household Durables — 1.9%
Cavco Industries, Inc.
(a) (b)
................ 66,959 32,427,574
Champion Homes, Inc.
(b)
................ 219,220 16,303,391
Green Brick Partners, Inc.
(a) (b)
............. 149,944 9,663,891
Installed Building Products, Inc. ........... 195,401 51,810,575
Sonos, Inc.
(b)
........................ 1,045,019 14,003,255
124,208,686
Household Products — 0.3%
Reynolds Consumer Products, Inc. ......... 213,748 4,527,183
WD-40 Co. ......................... 68,512 13,972,337
18,499,520
Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc. , Class A ............ 298,943 11,709,597
Clearway Energy, Inc. , Class C ........... 732,019 28,761,027
40,470,624
Industrial REITs — 0.8%
LXP Industrial Trust ................... 270,590 12,517,494
Terreno Realty Corp. .................. 629,174 38,643,867
51,161,361
Insurance — 2.0%
AMERISAFE, Inc. .................... 75,562 2,518,481
Assured Guaranty Ltd. ................. 194,087 15,814,209
Goosehead Insurance, Inc. , Class A
(b)
....... 145,662 6,213,941
HCI Group, Inc. ...................... 92,868 14,358,321
Horace Mann Educators Corp. ............ 181,822 7,760,163
Mercury General Corp. ................. 229,383 20,220,111
Palomar Holdings, Inc.
(a) (b)
............... 228,652 27,323,914
ProAssurance Corp.
(b)
.................. 227,485 5,623,429
Safety Insurance Group, Inc. ............. 65,090 4,728,138
SiriusPoint Ltd.
(b)
..................... 784,879 16,906,294
Trupanion, Inc.
(a) (b)
.................... 191,605 4,907,004
United Fire Group, Inc. ................. 93,381 3,460,700
129,834,705
Security
Shares
Shares Value
Interactive Media & Services — 0.6%
(a)(b)
Cargurus, Inc. , Class A ................. 350,908 $ 11,948,417
QuinStreet, Inc. ...................... 316,806 3,804,840
TripAdvisor, Inc. ...................... 987,488 10,526,622
Yelp, Inc. .......................... 291,681 7,216,188
ZoomInfo Technologies, Inc. ............. 1,338,925 8,006,772
41,502,839
IT Services — 0.9%
DigitalOcean Holdings, Inc.
(b)
............. 685,030 58,761,873
Leisure Products — 0.5%
Acushnet Holdings Corp. ................ 237,873 22,236,368
Callaway Golf Co.
(b)
................... 771,674 10,710,835
32,947,203
Life Sciences Tools & Services — 0.2%
(b)
Azenta, Inc.
(a)
....................... 210,483 4,447,505
BioLife Solutions, Inc. .................. 169,362 3,231,427
Cytek Biosciences, Inc. ................. 620,797 2,712,883
OmniAb, Inc., 12.50 Earnout Shares
(d)
....... 76,503 1
OmniAb, Inc., 15.00 Earnout Shares
(d)
....... 76,503 1
10,391,817
Machinery — 5.7%
Astec Industries, Inc. .................. 94,143 5,068,659
Enerpac Tool Group Corp. , Class A ......... 273,275 9,966,339
Enpro, Inc.
(a)
........................ 181,752 45,556,139
ESCO Technologies, Inc. ............... 223,424 62,864,811
Federal Signal Corp. .................. 524,644 56,735,002
Franklin Electric Co., Inc. ............... 181,453 16,724,523
Gates Industrial Corp. plc
(b)
.............. 1,182,709 26,741,050
JBT Marel Corp.
(a)
.................... 448,392 57,335,885
Kadant, Inc.
(a)
....................... 51,751 15,129,405
Mueller Water Products, Inc. , Class A ....... 877,011 24,109,032
Proto Labs, Inc.
(b)
..................... 204,296 11,648,958
Standex International Corp.
(a)
............. 104,559 26,647,907
Tennant Co. ........................ 67,694 4,494,882
Worthington Enterprises, Inc. ............. 123,400 6,434,076
369,456,668
Media — 0.1%
DoubleVerify Holdings, Inc.
(b)
............. 678,885 6,449,408
Metals & Mining — 0.8%
Century Aluminum Co.
(b)
................ 280,013 16,433,963
Materion Corp.
(a)
..................... 98,109 14,191,467
Warrior Met Coal, Inc. .................. 194,876 18,152,699
48,778,129
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Adamas Trust, Inc. .................... 720,836 5,305,353
ARMOUR Residential REIT, Inc. ........... 963,736 16,075,116
Ellington Financial, Inc. ................. 1,077,041 12,762,936
PennyMac Mortgage Investment Trust ....... 750,156 8,746,819
42,890,224
Multi-Utilities — 0.2%
Avista Corp. ........................ 330,526 13,267,314
Office REITs — 0.1%
JBG SMITH Properties ................. 304,254 4,445,151
Oil, Gas & Consumable Fuels — 1.0%
Comstock Resources, Inc.
(a) (b)
............ 395,685 8,341,040
CVR Energy, Inc.
(b)
.................... 125,733 4,230,915
International Seaways, Inc. .............. 349,457 25,468,426
Kinetik Holdings, Inc. , Class A ............ 188,143 9,108,003
Par Pacific Holdings, Inc.
(a) (b)
............. 208,634 13,068,834

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp.
(b)
......... 168,123 $ 7,661,365
67,878,583
Passenger Airlines — 0.3%
SkyWest, Inc.
(b)
...................... 214,524 19,699,739
Personal Care Products — 0.1%
Interparfums, Inc. ..................... 89,783 8,155,888
Pharmaceuticals — 2.9%
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 878,765 10,923,049
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 159,803 3,130,541
ANI Pharmaceuticals, Inc.
(a) (b)
............. 155,105 11,927,575
Collegium Pharmaceutical, Inc.
(a) (b)
......... 272,773 9,020,603
Corcept Therapeutics, Inc.
(a) (b)
............ 807,704 32,558,548
Harmony Biosciences Holdings, Inc.
(b)
....... 342,892 9,604,405
Indivior Pharmaceuticals, Inc.
(a) (b)
.......... 1,077,206 32,833,239
Innoviva, Inc.
(b)
...................... 361,081 8,413,187
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 169,811 33,902,766
Pacira BioSciences, Inc.
(a) (b)
.............. 354,122 8,003,157
Phibro Animal Health Corp. , Class A ........ 177,884 9,838,764
Supernus Pharmaceuticals, Inc.
(b)
.......... 340,996 17,626,083
187,781,917
Professional Services — 0.8%
CSG Systems International, Inc. ........... 233,034 18,628,738
Legalzoom.com, Inc.
(a) (b)
................ 770,342 4,367,839
Upwork, Inc.
(a) (b)
...................... 1,129,193 12,375,955
Verra Mobility Corp. , Class A
(b)
............ 1,376,674 19,672,672
55,045,204
Real Estate Management & Development — 0.3%
St. Joe Co. (The) ..................... 343,763 21,588,316
Residential REITs — 0.2%
Centerspace ........................ 69,633 4,000,416
NexPoint Residential Trust, Inc. ........... 87,149 2,178,725
Veris Residential, Inc. .................. 314,044 5,926,010
12,105,151
Retail REITs — 1.7%
Curbline Properties Corp. ............... 836,359 21,569,699
Getty Realty Corp. .................... 237,868 7,564,202
Macerich Co. (The) ................... 1,149,052 21,717,083
Phillips Edison & Co., Inc. ............... 629,513 23,556,376
Saul Centers, Inc. .................... 60,554 1,972,849
Tanger, Inc. ......................... 655,471 22,272,905
Urban Edge Properties ................. 521,623 10,422,028
Whitestone REIT ..................... 194,975 3,148,846
112,223,988
Semiconductors & Semiconductor Equipment — 3.7%
(b)
ACM Research, Inc. , Class A
(a)
............ 459,607 18,085,536
Axcelis Technologies, Inc.
(a)
.............. 169,897 15,814,013
FormFactor, Inc.
(a)
.................... 668,796 64,866,524
Impinj, Inc.
(a)
........................ 232,142 23,840,983
MaxLinear, Inc. ...................... 299,736 5,212,409
PDF Solutions, Inc.
(a)
.................. 276,055 9,029,759
Penguin Solutions, Inc.
(a)
................ 203,552 3,582,515
Qorvo, Inc. ......................... 458,549 35,491,693
Semtech Corp. ...................... 558,887 42,972,821
SolarEdge Technologies, Inc.
(a)
............ 303,838 15,510,930
Veeco Instruments, Inc.
(a)
............... 265,047 8,974,491
243,381,674
Software — 4.5%
A10 Networks, Inc. .................... 406,914 9,407,852
ACI Worldwide, Inc.
(b)
.................. 587,014 24,073,444
Security
Shares
Shares Value
Software (continued)
Adeia, Inc. ......................... 944,823 $ 22,704,097
Agilysys, Inc.
(b)
...................... 219,775 15,634,793
Alarm.com Holdings, Inc.
(b)
.............. 249,604 10,780,397
BlackLine, Inc.
(a) (b)
.................... 430,776 15,938,712
Box, Inc. , Class A
(b)
................... 803,225 18,988,239
Cleanspark, Inc.
(a) (b)
................... 1,279,809 10,891,175
Clear Secure, Inc. , Class A .............. 764,961 37,031,762
Life360, Inc.
(a) (b)
...................... 676,422 27,611,546
LiveRamp Holdings, Inc.
(a) (b)
.............. 545,891 14,477,029
MARA Holdings, Inc.
(a) (b)
................ 1,791,880 14,621,741
N-able, Inc.
(b)
........................ 330,140 1,541,754
Progress Software Corp.
(b)
............... 246,665 6,326,957
Q2 Holdings, Inc.
(b)
.................... 338,826 16,026,470
RingCentral, Inc. , Class A
(a)
.............. 386,858 14,387,249
Sprinklr, Inc. , Class A
(a) (b)
................ 1,063,000 6,378,000
SPS Commerce, Inc.
(b)
................. 195,206 10,867,118
Teradata Corp.
(b)
..................... 459,051 11,765,477
289,453,812
Specialized REITs — 0.8%
Four Corners Property Trust, Inc. .......... 444,867 10,521,105
Millrose Properties, Inc. , Class A ........... 784,852 21,975,856
Outfront Media, Inc. ................... 853,594 22,620,241
55,117,202
Specialty Retail — 1.7%
American Eagle Outfitters, Inc. ............ 571,409 9,542,530
Boot Barn Holdings, Inc.
(a) (b)
.............. 262,456 38,413,060
Buckle, Inc. (The) .................... 155,670 7,839,541
National Vision Holdings, Inc.
(a) (b)
.......... 684,107 17,718,372
Urban Outfitters, Inc.
(b)
................. 464,235 29,409,287
Winmark Corp. ...................... 14,479 6,190,497
109,113,287
Textiles, Apparel & Luxury Goods — 0.4%
Kontoor Brands, Inc. ................... 238,017 16,730,215
Steven Madden Ltd. ................... 351,049 11,907,582
28,637,797
Trading Companies & Distributors — 0.8%
Air Lease Corp. , Class A ................ 517,908 33,632,946
DXP Enterprises, Inc.
(b)
................. 109,813 15,344,170
48,977,116
Water Utilities — 0.5%
American States Water Co. .............. 216,812 16,395,323
California Water Service Group ........... 246,785 11,189,232
Middlesex Water Co. .................. 85,911 4,471,668
32,056,223
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(b)
........................ 674,287 2,710,634
Total Long-Term Investments — 99 .4%
(Cost: $ 5,509,792,893 ) ............................ 6,465,752,686

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Small-Cap 600 Growth ETF
20
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.4%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(g)
................... 452,349,427 $ 452,439,898
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 31,741,476 31,741,476
Total Short-Term Securities — 7 .4%
(Cost: $ 484,028,756 ) .............................. 484,181,374
Total Investments — 106 .8%
(Cost: $ 5,993,821,649 ) ............................ 6,949,934,060
Liabilities in Excess of Other Assets — (6.8) % ............. (444,885,293)
Net Assets — 100.0% ...............................
$ 6,505,048,767
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 393,074,906 $ 59,486,513
(a)
$ — $ (30,107) $ (91,414) $ 452,439,898 452,349,427 $ 999,891
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,421,688 11,319,788
(a)
— — — 31,741,476 31,741,476 794,208 —
$ (30,107) $ (91,414) $ 484,181,374 $ 1,794,099 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 82 06/18/26 $ 10,300 $ 33,872

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Bancorp, Inc. (The) ......... Goldman Sachs Bank USA USD 330,850 08/18/26 0.40% 1D FEDL01 Monthly $ 8,670
BankUnited, Inc. ........... Merrill Lynch International & Co. 392,491 02/15/28 0.40% 1D OBFR01 Monthly 23,704
Customers Bancorp, Inc. ...... HSBC Bank plc 184,723 02/09/28 0.40% 1D OBFR01 Monthly 10,943
First BanCorp ............. Goldman Sachs Bank USA 429,827 08/18/26 0.40% 1D FEDL01 Monthly 18,733
MarketAxess Holdings, Inc. .... BNP Paribas SA 1,936,441 08/12/27 0.20% 1D OBFR01 Monthly (114,567)
Moelis & Co. .............. Goldman Sachs Bank USA 1,048,142 08/19/26 0.40% 1D FEDL01 Monthly 103,885
Moelis & Co. .............. JPMorgan Chase Bank NA 4,027,416 02/09/27 0.40% 1D OBFR01 Monthly 212,529
OFG Bancorp ............. Goldman Sachs Bank USA 232,923 08/18/26 0.40% 1D FEDL01 Monthly 10,606
OneSpaWorld Holdings Ltd. .... Merrill Lynch International & Co. 11,682,367 02/15/28 0.40% 1D OBFR01 Monthly 1,176,999
Pathward Financial, Inc. ...... Goldman Sachs Bank USA 215,742 08/18/26 0.40% 1D FEDL01 Monthly (2,661)
Perdoceo Education Corp. ..... BNP Paribas SA 774,929 08/12/27 0.20% 1D OBFR01 Monthly 64,938
Pitney Bowes, Inc. .......... JPMorgan Chase Bank NA 16,923 02/09/27 0.40% 1D OBFR01 Monthly 603
Pitney Bowes, Inc. .......... HSBC Bank plc 2,032,657 02/09/28 0.40% 1D OBFR01 Monthly 99,507
Preferred Bank ............ BNP Paribas SA 364,731 08/12/27 0.20% 1D OBFR01 Monthly 14,172
SiriusPoint Ltd. ............ Merrill Lynch International & Co. 2,241,491 02/15/28 0.40% 1D OBFR01 Monthly 126,293
TrustCo Bank Corp. ......... Merrill Lynch International & Co. 124,363 02/15/28 0.40% 1D OBFR01 Monthly 3,256
WSFS Financial Corp. ....... HSBC Bank plc 328,760 02/09/28 0.40% 1D OBFR01 Monthly 16,083
Total long positions of equity swaps 1,773,693
Net dividends and financing fees 54,547
Total equity swap contracts including dividends and financing fees $ 1,828,240
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 1,945,468 $ (117,228)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 33,872 $ — $ — $ — $ 33,872
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 1,945,468 — — — 1,945,468
$ — $ — $ 1,979,340 $ — $ — $ — $ 1,979,340
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 117,228 — — — 117,228
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Small-Cap 600 Growth ETF
22
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 1,282,821 $ — $ — $ — $ 1,282,821
Swaps .............................. — — (3,592,435) — — — (3,592,435)
$ — $ — $ (2,309,614) $ — $ — $ — $ (2,309,614)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (22,530) $ — $ — $ — $ (22,530)
Swaps .............................. — — 1,979,104 — — — 1,979,104
$ — $ — $ 1,956,574 $ — $ — $ — $ 1,956,574
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,097,169
Equity Swaps
Average notional value - long ........................................................................................... $ 24,866,331
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 260,920 $ —
Swaps — OTC
(a)
..................................................................................... 1,890,921 117,228
Total d erivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,151,841 $ 117,228
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(260,920) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,890,921 $ 117,228
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
BNP Paribas SA ................................ $ 79,110 $ (79,110) $ — $ — $ —
Goldman Sachs Bank USA ......................... 141,894 (2,661) — — 139,233
HSBC Bank plc ................................. 126,533 — — — 126,533
JPMorgan Chase Bank NA ......................... 213,132 — — — 213,132
Merrill Lynch International & Co. ...................... 1,330,252 — — — 1,330,252
$ 1,890,921 $ (81,771) $ — $ — $ 1,809,150
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged Cash Collateral Pledged
Net Amount of
Derivative Liabilities
(b)
BNP Paribas SA ................................ $ 114,567 $ (79,110) $ — $ — $ 35,457
Goldman Sachs Bank USA ......................... 2,661 (2,661) — — —
$ 117,228 $ (81,771) $ — — $ 35,457
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
23
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,465,752,684 $ — $ 2 $ 6,465,752,686
Short-Term Securities
Money Market Funds ...................................... 484,181,374 — — 484,181,374
$ 6,949,934,058 $ — $ 2 $ 6,949,934,060
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 33,872 $ 1,945,468 $ — $ 1,979,340
Liabilities
Equity contracts ........................................... — (117,228) — (117,228)
$ 33,872 $ 1,828,240 $ — $ 1,862,112
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2026
2026
iShares Annual Financial Statements and Additional Information
24
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 9,928,919,873 $ 7,917,953,544 $ 6,465,752,686
Investments, at value — affiliated
(c)
............................................................ 483,909,848 325,181,264 484,181,374
Cash ............................................................................... 26,485 — 1,563,616
Cash pledged:
Collateral — OTC derivatives .............................................................. 80,260 13,320,500 1,722,600
Futures contracts ...................................................................... 569,470 1,871,510 738,000
Receivables: – – –
Securities lending income — affiliated ........................................................ 208,981 105,164 125,841
Capital shares sold ..................................................................... 206,357 — —
Dividends — unaffiliated ................................................................. 5,332,695 11,025,168 3,558,808
Dividends — affiliated ................................................................... 20,722 171,455 109,626
Variation margin on futures contracts ......................................................... 204,701 661,218 260,920
Unrealized appreciation on: – – –
OTC swaps .......................................................................... 511 155,856 1,945,468
Total a ssets ...........................................................................
10,419,479,903 8,270,445,679 6,959,958,939
LIABILITIES
Bank overdraft .......................................................................... — 260,001 —
Collateral on securities loaned ............................................................... 473,121,908 272,060,495 452,277,872
Payables: – – –
Investments purchased .................................................................. — 4,090,588 —
Swaps   ............................................................................ 81,399 9,122,510 1,514,167
Capital shares redeemed ................................................................. 29,480 — —
Investment advisory fees ................................................................. 1,326,051 1,223,378 1,000,905
Unrealized depreciation on: – – –
OTC swaps .......................................................................... 63,233 2,124,240 117,228
Total li abilities ..........................................................................
474,622,071 288,881,212 454,910,172
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 9,944,857,832 $ 7,981,564,467 $ 6,505,048,767
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 8,962,355,468 $ 8,815,690,960 $ 5,867,336,565
Accumulated earnings (loss) ................................................................ 982,502,364 (834,126,493) 637,712,202
NET ASSETS ..........................................................................
$ 9,944,857,832 $ 7,981,564,467 $ 6,505,048,767
NET ASSET VALUE
Shares outstanding ......................................................................
98,900,000 60,300,000 44,950,000
Net asset value .........................................................................
$ 100.55 $ 132.36 $ 144.72
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 8,326,456,708 $ 7,582,157,410 $ 5,509,792,893
(b)
  Securities loaned, at value .......................................................... $ 482,585,802 $ 275,251,052 $ 470,735,872
(c)
  Investments, at cost — affiliated ....................................................... $ 483,759,104 $ 325,129,879 $ 484,028,756

Statements of Operations
Year Ended March 31, 2026
25
Statements of Operations
See notes to financial statements.
iShares S&P Mid-
Cap 400 Growth
ETF
iShares S&P Mid-
Cap 400 Value
ETF
iShares S&P
Small-Cap 600
Growth ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ............................................................ $ 78,050,820 $ 160,350,803 $ 60,438,164
Dividends — affiliated .............................................................. 302,744 911,319 794,208
Interest — unaffiliated .............................................................. 32,351 80,794 40,942
Securities lending income — affiliated — net .............................................. 1,444,747 634,186 999,891
Foreign taxes withheld ............................................................. (190,102) — (129,242)
Total investment income ..............................................................
79,640,560 161,977,102 62,143,963
EXPENSES
Investment advisory ............................................................... 14,757,835 14,184,462 11,191,952
Interest expense ................................................................. 170 2,209 716
Total expenses ....................................................................
14,758,005 14,186,671 11,192,668
Net investment income ...............................................................
64,882,555 147,790,431 50,951,295
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,669,684,608 $ 785,323,864 $ 913,075,929
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ 27,048,753 $ (71,123,956) $ 172,444,965
Investments — affiliated .......................................................... (110,707) (12,926) (30,107)
Foreign currency transactions ...................................................... — 2,358 —
Futures contracts ............................................................... 1,149,412 22,188 1,282,821
In-kind redemptions — unaffiliated
(a)
.................................................. 955,917,906 536,988,538 279,100,221
Swaps   ..................................................................... 132,985 (10,894,331) (3,592,435)
984,138,349 454,981,871 449,205,465
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ 686,195,379 332,520,535 462,005,304
Investments — affiliated .......................................................... (92,542) (72,429) (91,414)
Futures contracts ............................................................... (162,428) (131,576) (22,530)
Swaps   ..................................................................... (394,150) (1,974,537) 1,979,104
685,546,259 330,341,993 463,870,464
Net realized and unrealized gain ........................................................
1,669,684,608 785,323,864 913,075,929
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 1,734,567,163 $ 933,114,295 $ 964,027,224
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2026
iShares Annual Financial Statements and Additional Information
26
See notes to financial statements.
iShares S&P Mid-Cap 400 Growth ETF iShares S&P Mid-Cap 400 Value ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 64,882,555 $ 75,085,902 $ 147,790,431 $ 146,290,864
Net realized gain ................................................ 984,138,349 599,846,470 454,981,871 630,848,360
Net change in unrealized appreciation (depreciation) ........................ 685,546,259 (1,429,971,293) 330,341,993 (574,807,442)
Net increase (decrease) in net assets resulting from operations ...................
1,734,567,163 (755,038,921) 933,114,295 202,331,782
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(59,207,351) (72,197,442) (143,275,946) (149,416,642)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net decrease in net assets derived from capital share transactions .................
(175,130,991) (169,507,845) (496,068,374) (8,078,785)
NET ASSETS
Total increase (decrease) in net assets ................................... 1,500,228,821 (996,744,208) 293,769,975 44,836,355
Beginning of year ..................................................
8,444,629,011 9,441,373,219 7,687,794,492 7,642,958,137
End of year ......................................................
$ 9,944,857,832 $ 8,444,629,011 $ 7,981,564,467 $ 7,687,794,492
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
27
Statements of Changes in Net Assets
See notes to financial statements.
iShares S&P Small-Cap 600 Growth ETF
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 50,951,295 $ 63,273,674
Net realized gain .................................................................................. 449,205,465 282,092,028
Net change in unrealized appreciation (depreciation) .......................................................... 463,870,464 (606,586,827)
Net increase (decrease) in net assets resulting from operations .....................................................
964,027,224 (261,221,125)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(56,018,130) (68,363,228)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(216,161,758) 231,096,265
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 691,847,336 (98,488,088)
Beginning of year ....................................................................................
5,813,201,431 5,911,689,519
End of year ........................................................................................
$ 6,505,048,767 $ 5,813,201,431
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
28
iShares S&P Mid-Cap 400 Growth ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ...............................
$ 83.20  $ 91.35  $ 71.54  $ 77.42  $ 78.31
Net investment income
(a)
......................................
0 .68  0 .72  0 .87  0 .75  0 .46
Net realized and unrealized gain (loss)
(b)
............................
17.29  (8.18) 19.78  (5.85) (0.87)
Net increase (decrease) from investment operations ..................... 17.97  (7.46) 20.65  (5.10) (0.41)
Distributions from net investment income
(c)
......................... (0.62) (0.69) (0.84) (0.78) (0.48)
Net asset value, end of year .................................... $ 100.55  $ 83.20  $ 91.35  $ 71.54  $ 77.42
Total Return
(d)
Based on net asset value ....................................... 21.65% (8.23)%
(e)
29.11% (6.51)% (0.54)%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.16% 0.17%
(g)
0.17% 0.17% 0.17%
Net investment income .........................................
0.72% 0.79% 1.14% 1.08% 0.57%
Supplemental Data
Net assets, end of year (000) ..................................... $ 9,944,858  $ 8,444,629  $ 9,441,373  $ 7,375,752  $ 7,540,709
Portfolio turnover rate
(h)
......................................... 45% 44% 50% 54% 45%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares S&P Mid-Cap 400 Value ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .................................
$ 119.65  $ 118.31  $ 102.83  $ 109.53  $ 101.82
Net investment income
(a)
........................................
2 .40  2 .27  1 .89  1 .89  1 .73
Net realized and unrealized gain (loss)
(b)
..............................
12.65  1.41  15.42  (6.56) 7.80
Net increase (decrease) from investment operations ....................... 15.05  3.68  17.31  (4.67) 9.53
Distributions from net investment income
(c)
........................... (2.34) (2.34) (1.83) (2.03) (1.82)
Net asset value, end of year ...................................... $ 132.36  $ 119.65  $ 118.31  $ 102.83  $ 109.53
Total Return
(d)
Based on net asset value ......................................... 12.64% 3.10% 17.03% (4.14)% 9.42%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ...........................................
1.88% 1.87% 1.79% 1.85% 1.61%
Supplemental Data
Net assets, end of year (000) ....................................... $ 7,981,564  $ 7,687,794  $ 7,642,958  $ 7,465,708  $ 8,406,123
Portfolio turnover rate
(f)
........................................... 38% 40% 42% 41% 38%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
30
iShares S&P Small-Cap 600 Growth ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ................................
$ 124.35  $ 130.79  $ 110.13  $ 125.31  $ 127.93
Net investment income
(a)
.......................................
1 .13  1 .36  1 .41  1 .30  0 .98
Net realized and unrealized gain (loss)
(b)
.............................
20.49  (6.33) 20.45  (15.24) (2.67)
Net increase (decrease) from investment operations ...................... 21.62  (4.97) 21.86  (13.94) (1.69)
Distributions from net investment income
(c)
.......................... (1.25) (1.47) (1.20) (1.24) (0.93)
Net asset value, end of year ..................................... $ 144.72  $ 124.35  $ 130.79  $ 110.13  $ 125.31
Total Return
(d)
Based on net asset value ........................................ 17.43% (3.87)% 19.99% (11.09)% (1.35)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ..........................................
0.82% 1.01% 1.22% 1.16% 0.75%
Supplemental Data
Net assets, end of year (000) ...................................... $ 6,505,049  $ 5,813,201  $ 5,911,690  $ 5,005,262  $ 5,638,735
Portfolio turnover rate
(f)
.......................................... 50% 52% 55% 54% 44%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
31
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  March 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
S&P Mid-Cap 400 Growth ............................................................................................... Diversified
S&P Mid-Cap 400 Value ................................................................................................ Diversified
S&P Small-Cap 600 Growth .............................................................................................. Diversified

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
32
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA :
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Mid-Cap 400 Growth
Barclays Bank plc ...................................... $ 50,475,502 $ (50,475,502) $ – $ –
BMO Capital Markets Corp. ............................... 34,420 (33,118) – 1,302
(b)
BNP Paribas SA ....................................... 60,769,868 (58,938,604) – 1,831,264
(b)
BofA Securities, Inc. .................................... 53,602,078 (53,248,854) – 353,224
(b)
Citadel Clearing LLC .................................... 17,024 (17,001) – 23
(b)
Citigroup Global Markets, Inc. .............................. 31,973,189 (31,580,804) – 392,385
(b)
Goldman Sachs & Co. LLC ............................... 9,513,906 (9,196,390) – 317,516
(b)
Goldman Sachs International .............................. 18,035,109 (17,965,856) – 69,253
(b)
HSBC Bank plc ....................................... 13,477,212 (12,992,885) – 484,327
(b)
J.P. Morgan Securities LLC ............................... 68,466,393 (67,649,941) – 816,452
(b)
Jefferies LLC ......................................... 2,674,856 (2,567,746) – 107,110
(b)
Morgan Stanley ....................................... 95,728,317 (91,405,204) – 4,323,113
(b)
National Financial Services LLC ............................ 17,515,104 (17,066,520) – 448,584
(b)
Natixis SA ........................................... 2,740,166 (2,662,978) – 77,188
(b)
Nomura Securities International, Inc. ......................... 7,824 (7,801) – 23
(b)
RBC Capital Markets LLC ................................ 153,711 (153,711) – –
SG Americas Securities LLC .............................. 3,359,666 (3,310,728) – 48,938
(b)
State Street Bank & Trust Co. .............................. 35,702,941 (35,200,625) – 502,316
(b)
UBS AG ............................................ 9,829,583 (9,573,298) – 256,285
(b)
Virtu Americas LLC ..................................... 358,776 (358,776) – –
Wells Fargo Bank N.A. .................................. 8,106,402 (7,773,466) – 332,936
(b)
Wells Fargo Securities LLC ............................... 43,755 (41,553) – 2,202
(b)
$ 482,585,802 $ (472,221,361) $ – $ 10,364,441
S&P Mid-Cap 400 Value
Barclays Bank plc ...................................... $ 927,576 $ (927,576) $ – $ –
BNP Paribas SA ....................................... 13,000,634 (12,620,504) – 380,130
(b)
BofA Securities, Inc. .................................... 37,135,826 (36,819,352) – 316,474
(b)
Citigroup Global Markets, Inc. .............................. 22,004,458 (21,851,963) – 152,495
(b)
Goldman Sachs & Co. LLC ............................... 24,361,102 (23,855,742) – 505,360
(b)
Goldman Sachs International .............................. 40,132,848 (39,785,682) – 347,166
(b)
HSBC Bank plc ....................................... 5,412,737 (5,319,367) – 93,370
(b)
J.P. Morgan Securities LLC ............................... 28,175,936 (27,810,248) – 365,688
(b)
Jefferies LLC ......................................... 597,788 (578,296) – 19,492
(b)

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
34
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Mid-Cap 400 Value (continued)
Morgan Stanley ....................................... 34,983,216 (34,747,096) – 236,120
(b)
National Financial Services LLC ............................ 10,281,355 (10,281,355) – –
Natixis SA ........................................... 600,916 (572,145) – 28,771
(b)
RBC Capital Markets LLC ................................ 29,170 (27,705) – 1,465
(b)
SG Americas Securities LLC .............................. 1,136,600 (1,102,136) – 34,464
(b)
State Street Bank & Trust Co. .............................. 129,118 (125,887) – 3,231
(b)
TD Securities (USA) LLC ................................. 492,252 (476,929) – 15,323
(b)
UBS AG ............................................ 20,130,432 (19,950,042) – 180,390
(b)
UBS Securities LLC .................................... 480,630 (480,630) – –
Virtu Americas LLC ..................................... 2,608,458 (2,575,696) – 32,762
(b)
Wells Fargo Bank N.A. .................................. 13,928,248 (13,657,244) – 271,004
(b)
Wells Fargo Securities LLC ............................... 18,701,752 (18,469,426) – 232,326
(b)
$ 275,251,052 $ (272,035,021) $ – $ 3,216,031
S&P Small-Cap 600 Growth
Barclays Bank plc ...................................... $ 934,294 $ (928,320) $ – $ 5,974
(b)
Barclays Capital, Inc. ................................... 8,690,103 (8,303,125) – 386,978
(b)
BNP Paribas SA ....................................... 7,838,102 (5,295,572) – 2,542,530
(b)
BofA Securities, Inc. .................................... 91,970,277 (90,879,501) – 1,090,776
(b)
Citadel Clearing LLC .................................... 6,445 (6,427) – 18
(b)
Citigroup Global Markets, Inc. .............................. 21,618,949 (21,413,977) – 204,972
(b)
Goldman Sachs & Co. LLC ............................... 9,465,819 (9,250,456) – 215,363
(b)
Goldman Sachs International .............................. 18,193,255 (17,726,507) – 466,748
(b)
HSBC Bank plc ....................................... 9,082,701 (9,082,701) – –
J.P. Morgan Securities LLC ............................... 99,320,111 (97,421,881) – 1,898,230
(b)
Jefferies LLC ......................................... 2,185,621 (2,182,408) – 3,213
(b)
Morgan Stanley ....................................... 108,288,766 (105,879,682) – 2,409,084
(b)
National Financial Services LLC ............................ 25,533,735 (23,366,846) – 2,166,889
(b)
Natixis SA ........................................... 8,860,608 (8,717,472) – 143,136
(b)
Pershing LLC ......................................... 65,503 (64,348) – 1,155
(b)
Scotia Capital (USA), Inc. ................................ 177,212 (173,662) – 3,550
(b)
Scotia Capital, Inc. ..................................... 159,199 (159,199) – –
SG Americas Securities LLC .............................. 6,728,211 (6,588,197) – 140,014
(b)
State Street Bank & Trust Co. .............................. 15,110 (15,110) – –
TD Securities (USA) LLC ................................. 690,744 (683,645) – 7,099
(b)
UBS AG ............................................ 18,323,320 (18,238,021) – 85,299
(b)
UBS Securities LLC .................................... 89,804 (85,611) – 4,193
(b)
Wells Fargo Bank N.A. .................................. 26,497,194 (17,009,643) – 9,487,551
(b)
Wells Fargo Securities LLC ............................... 6,000,789 (5,860,968) – 139,821
(b)
$ 470,735,872 $ (449,333,279) $ – $ 21,402,593
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
36
For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.180000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.171000
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.162400
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.154300
Over $ 281 billion .................................................................................................. 0.146500
iShares ETF Investment Advisory Fees
S&P Mid-Cap 400 Value ............................................................................................. 0 .18%
S&P Small-Cap 600 Growth ........................................................................................... 0 .18
iShares ETF Amounts
S&P Mid-Cap 400 Growth ................................................................................................... $ 561,721
S&P Mid-Cap 400 Value .................................................................................................... 242,314
S&P Small-Cap 600 Growth .................................................................................................. 382,782

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
S&P Mid-Cap 400 Growth ................................................................ $ 1,965,359,431 $ 2,379,811,606 $ 104,180,568
S&P Mid-Cap 400 Value ................................................................. 1,863,880,776 1,481,047,843 (56,476,664)
S&P Small-Cap 600 Growth ............................................................... 1,476,215,219 1,876,185,995 128,567,161
iShares ETF Purchases Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 4,088,382,961 $ 4,072,273,382
S&P Mid-Cap 400 Value ................................................................................. 2,994,838,302 3,036,709,088
S&P Small-Cap 600 Growth ............................................................................... 3,068,261,313 3,079,633,419
iShares ETF
In-kind
Purchases
In-kind
Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 1,959,543,691 $ 2,137,076,804
S&P Mid-Cap 400 Value ................................................................................. 1,044,987,397 1,540,345,652
S&P Small-Cap 600 Growth ............................................................................... 576,579,907 782,053,034
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
S&P Mid-Cap 400 Growth ..................................................................... $ 952,653,035 $ (952,653,035)
S&P Mid-Cap 400 Value ...................................................................... 534,804,954 (534,804,954)
S&P Small-Cap 600 Growth .................................................................... 278,167,858 (278,167,858)
—
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
S&P Mid-Cap 400 Growth
Ordinary income ........................................................................................... $ 59,207,351 $ 72,197,442
S&P Mid-Cap 400 Value
Ordinary income ........................................................................................... $ 143,275,946 $ 149,416,642
S&P Small-Cap 600 Growth
Ordinary income ........................................................................................... $ 56,018,130 $ 68,363,228

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
38
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the accounting for swap agreements.
For the year ended March 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
S&P Mid-Cap 400 Growth ................................................... $ 28,827,037 $ (615,003,647) $ 1,568,678,974 $ 982,502,364
S&P Mid-Cap 400 Value .................................................... 4,200,424 (1,137,748,604) 299,421,687 (834,126,493)
S&P Small-Cap 600 Growth .................................................. 2,928,832 (312,111,303) 946,894,673 637,712,202
iShares ETF Utilized
S&P Mid-Cap 400 Growth ............................................................................................... $ 50,840,935
S&P Small-Cap 600 Growth .............................................................................................. 167,098,098
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
S&P Mid-Cap 400 Growth ........................................... $ 8,844,150,747 $ 2,122,392,158 $ (553,713,184) $ 1,568,678,974
S&P Mid-Cap 400 Value ............................................. 7,943,713,121 1,055,410,080 (755,988,393) 299,421,687
S&P Small-Cap 600 Growth .......................................... 6,003,039,387 1,413,828,510 (466,933,837) 946,894,673

Notes to Financial Statements
(continued)
39
Notes to Financial Statements
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
S&P Mid-Cap 400 Growth
Shares sold 20,300,000 $ 1,978,065,863 12,350,000 $ 1,115,017,598
Shares redeemed
(22,900,000) (2,153,196,854) (14,200,000) (1,284,525,443)
(2,600,000) $ (175,130,991) (1,850,000) $ (169,507,845)
S&P Mid-Cap 400 Value
Shares sold 8,150,000 $ 1,068,887,403 12,550,000 $ 1,554,621,288
Shares redeemed
(12,100,000) (1,564,955,777) (12,900,000) (1,562,700,073)
(3,950,000) $ (496,068,374) (350,000) $ (8,078,785)
S&P Small-Cap 600 Growth
Shares sold 4,250,000 $ 606,168,456 4,850,000 $ 667,581,901
Shares redeemed
(6,050,000) (822,330,214) (3,300,000) (436,485,636)
(1,800,000) $ (216,161,758) 1,550,000 $ 231,096,265

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
40
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
41
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31,
2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended
March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF

Important Tax Information
(unaudited)
2026
Annual Financial Statements and Additional Information
42
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
S&P Mid-Cap 400 Growth ............................................................................................. $ 59,021,864
S&P Mid-Cap 400 Value .............................................................................................. 124,780,012
S&P Small-Cap 600 Growth ............................................................................................ 44,753,544
iShares ETF
Qualified Business
Income
S&P Mid-Cap 400 Growth ............................................................................................. $ 13,179,576
S&P Mid-Cap 400 Value .............................................................................................. 33,385,748
S&P Small-Cap 600 Growth ............................................................................................ 13,344,852
iShares ETF
Dividends-Received
Deduction
S&P Mid-Cap 400 Growth ............................................................................................. 88 .75%
S&P Mid-Cap 400 Value .............................................................................................. 90 .16
S&P Small-Cap 600 Growth ............................................................................................ 88 .62

Additional Information
43
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2026
iShares Annual Financial Statements and Additional Information
44
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca
iShares S&P 500 3% Capped ETF | TOPC | NYSE Arca
iShares S&P 500 ex S&P 100 ETF | XOEF | NYSE Arca
iShares Top 20 U.S. Stocks ETF | TOPT | NYSE Arca

Page
2

Schedule of Investments
March 31, 2026
iShares
®
Core S&P 500 ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.
(a) (b)
................ 1,014,309 $ 430,766,889
Boeing Co. (The)
(b)
.................... 10,095,088 2,009,225,365
GE Aerospace ....................... 13,482,212 3,825,847,299
General Dynamics Corp. ................ 3,262,214 1,119,657,089
Howmet Aerospace, Inc.
(a)
............... 5,154,028 1,187,797,293
Huntington Ingalls Industries, Inc. .......... 504,584 191,691,462
L3Harris Technologies, Inc. .............. 2,400,970 828,694,796
Lockheed Martin Corp. ................. 2,602,519 1,572,936,458
Northrop Grumman Corp. ............... 1,715,100 1,170,109,824
RTX Corp. ......................... 17,254,429 3,328,379,354
Textron, Inc.
(a)
....................... 2,239,271 196,070,569
TransDigm Group, Inc. ................. 726,016 841,423,503
16,702,599,901
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 1,521,118 252,612,066
Expeditors International of Washington, Inc. ... 1,722,548 246,720,550
FedEx Corp. ........................ 2,780,367 990,311,118
United Parcel Service, Inc. , Class B ........ 9,499,244 934,535,625
2,424,179,359
Automobile Components — 0.0%
Aptiv plc
(b)
.......................... 2,734,639 189,893,332
Automobiles — 2.1%
Ford Motor Co. ...................... 50,391,605 581,519,122
General Motors Co. ................... 11,619,657 865,664,446
Tesla, Inc.
(b)
......................... 36,151,733 13,439,406,743
14,886,590,311
Banks — 3.5%
Bank of America Corp. ................. 85,293,446 4,158,055,493
Citigroup, Inc. ....................... 22,462,757 2,547,501,271
Citizens Financial Group, Inc. ............ 5,463,070 327,620,308
Fifth Third Bancorp ................... 11,569,625 537,524,778
Huntington Bancshares, Inc. ............. 26,091,889 408,338,063
JPMorgan Chase & Co. ................ 34,657,302 10,194,791,956
KeyCorp ........................... 12,044,425 241,490,721
M&T Bank Corp. ..................... 1,952,360 403,591,859
PNC Financial Services Group, Inc. (The) .... 5,192,419 1,080,490,470
Regions Financial Corp. ................ 11,157,282 291,428,206
Truist Financial Corp. .................. 16,227,860 745,994,724
US Bancorp ........................ 19,980,518 1,039,186,741
Wells Fargo & Co. .................... 39,752,531 3,164,698,993
25,140,713,583
Beverages — 1.1%
Brown-Forman Corp. , Class B, NVS ........ 2,196,795 58,083,260
Coca-Cola Co. (The) .................. 49,763,818 3,784,538,359
Constellation Brands, Inc. , Class A ......... 1,805,403 270,810,450
Keurig Dr Pepper, Inc. ................. 17,463,261 459,807,662
Molson Coors Beverage Co. , Class B ....... 2,181,652 93,941,935
Monster Beverage Corp.
(b)
............... 9,168,089 664,319,729
PepsiCo, Inc. ....................... 17,567,314 2,728,028,191
8,059,529,586
Biotechnology — 1.8%
AbbVie, Inc. ........................ 22,718,869 4,941,126,819
Amgen, Inc. ........................ 6,921,757 2,435,420,201
Biogen, Inc.
(a) (b)
...................... 1,887,001 345,943,893
Gilead Sciences, Inc. .................. 15,947,398 2,222,588,859
Incyte Corp.
(b)
....................... 2,148,262 202,194,419
Moderna, Inc.
(a) (b)
..................... 4,470,372 227,094,898
Regeneron Pharmaceuticals, Inc. .......... 1,296,019 1,001,356,120
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(b)
............ 3,264,833 $ 1,457,878,528
12,833,603,737
Broadline Retail — 3.7%
Amazon.com, Inc.
(a) (b)
.................. 125,569,614 26,152,383,508
eBay, Inc. .......................... 5,810,648 528,885,181
26,681,268,689
Building Products — 0.5%
A O Smith Corp. ..................... 1,445,714 95,330,381
Allegion plc ......................... 1,105,546 160,624,779
Builders FirstSource, Inc.
(a) (b)
............. 1,420,830 116,976,934
Carrier Global Corp. ................... 10,099,288 568,690,907
Johnson Controls International plc ......... 7,868,948 1,030,438,741
Lennox International, Inc.
(a)
.............. 410,747 190,640,005
Masco Corp. ........................ 2,617,551 158,021,554
Trane Technologies plc ................. 2,844,972 1,185,613,631
3,506,336,932
Capital Markets — 3.2%
Ameriprise Financial, Inc. ............... 1,168,937 519,475,603
Ares Management Corp. , Class A .......... 2,651,879 289,319,999
Bank of New York Mellon Corp. (The) ....... 8,846,335 1,049,440,721
BlackRock, Inc.
(c)
..................... 1,854,569 1,783,557,553
Blackstone, Inc. , Class A ................ 9,624,336 1,106,702,397
CBOE Global Markets, Inc. .............. 1,345,105 378,068,662
Charles Schwab Corp. (The) ............. 21,470,683 2,017,814,788
CME Group, Inc. , Class A ............... 4,634,856 1,368,904,720
Coinbase Global, Inc. , Class A
(a) (b)
.......... 2,866,945 500,597,266
FactSet Research Systems, Inc. ........... 477,338 103,577,573
Franklin Resources, Inc. ................ 3,954,852 93,413,604
Goldman Sachs Group, Inc. (The) ......... 3,855,487 3,261,703,447
Interactive Brokers Group, Inc. , Class A ...... 5,725,184 383,988,091
Intercontinental Exchange, Inc. ........... 7,299,686 1,148,094,614
Invesco Ltd. ........................ 5,707,395 138,632,625
KKR & Co., Inc. ...................... 8,823,051 816,132,217
Moody's Corp. ....................... 1,971,565 860,095,231
Morgan Stanley ...................... 15,465,237 2,545,114,053
MSCI, Inc. ......................... 944,646 509,173,640
Nasdaq, Inc. ........................ 5,772,629 490,038,476
Northern Trust Corp. ................... 2,395,659 334,362,127
Raymond James Financial, Inc. ........... 2,254,415 326,416,748
Robinhood Markets, Inc. , Class A
(b)
......... 10,159,283 704,038,312
S&P Global, Inc. ..................... 3,932,849 1,672,797,994
State Street Corp. .................... 3,587,662 454,054,503
T. Rowe Price Group, Inc. ............... 2,765,139 249,249,629
23,104,764,593
Chemicals — 1.2%
Air Products & Chemicals, Inc. ............ 2,862,277 831,462,846
Albemarle Corp. ..................... 1,515,944 272,157,426
CF Industries Holdings, Inc. .............. 2,004,998 260,328,940
Corteva, Inc. ........................ 8,644,572 723,637,122
Dow, Inc. .......................... 9,222,833 384,130,995
DuPont de Nemours, Inc. ............... 5,260,373 240,925,084
Ecolab, Inc. ........................ 3,277,146 871,786,379
International Flavors & Fragrances, Inc. ...... 3,291,497 238,798,107
Linde plc .......................... 6,001,908 2,975,505,910
LyondellBasell Industries NV , Class A
(a)
...... 3,309,752 266,633,621
Mosaic Co. (The) ..................... 4,085,730 104,186,115
PPG Industries, Inc. ................... 2,884,673 308,313,850
Sherwin-Williams Co. (The) .............. 2,962,889 949,754,069
8,427,620,464
Commercial Services & Supplies — 0.5%
Cintas Corp. ........................ 4,368,977 738,968,770
Copart, Inc.
(b)
....................... 11,447,280 380,049,696

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P 500 ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................. 2,586,066 $ 566,400,175
Rollins, Inc. ......................... 3,772,122 201,469,036
Veralto Corp. ........................ 3,191,932 282,230,627
Waste Management, Inc. ................ 4,771,326 1,096,403,002
3,265,521,306
Communications Equipment — 1.1%
Arista Networks, Inc.
(b)
................. 13,273,277 1,629,692,950
Ciena Corp.
(b)
....................... 1,810,413 702,856,639
Cisco Systems, Inc. ................... 50,788,313 3,940,665,206
F5, Inc.
(a) (b)
......................... 726,561 210,215,894
Lumentum Holdings, Inc.
(a) (b)
............. 918,249 645,308,667
Motorola Solutions, Inc. ................ 2,129,920 924,321,382
8,053,060,738
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. .............. 452,977 624,650,753
EMCOR Group, Inc. ................... 575,302 424,751,220
Quanta Services, Inc.
(a)
................. 1,916,830 1,052,378,006
2,101,779,979
Construction Materials — 0.3%
CRH plc ........................... 8,616,004 905,714,340
Martin Marietta Materials, Inc. ............ 774,992 456,222,291
Vulcan Materials Co. .................. 1,698,381 462,469,146
1,824,405,777
Consumer Finance — 0.5%
American Express Co. ................. 6,883,826 2,082,219,689
Capital One Financial Corp. .............. 8,034,540 1,465,741,132
Synchrony Financial ................... 4,468,465 303,944,989
3,851,905,810
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp. ................ 5,705,806 5,685,436,273
Dollar General Corp. .................. 2,829,014 335,888,832
Dollar Tree, Inc.
(b)
..................... 2,377,377 260,346,555
Kroger Co. (The) ..................... 7,483,370 541,496,653
Sysco Corp. ........................ 6,155,944 439,103,486
Target Corp. ........................ 5,820,420 705,434,904
Walmart, Inc. ........................ 56,347,478 7,002,864,566
14,970,571,269
Containers & Packaging — 0.2%
Amcor plc .......................... 5,975,933 237,543,329
Avery Dennison Corp. .................. 993,451 171,549,119
Ball Corp. .......................... 3,444,429 203,600,198
International Paper Co. ................. 6,787,633 242,318,498
Packaging Corp. of America ............. 1,148,652 243,766,927
Smurfit Westrock plc .................. 6,715,533 267,613,990
1,366,392,061
Distributors — 0.0%
Genuine Parts Co. .................... 1,788,016 189,082,692
Pool Corp. ......................... 421,678 85,318,110
274,400,802
Diversified Telecommunication Services — 0.9%
AT&T, Inc. .......................... 89,986,775 2,608,716,607
Comcast Corp. , Class A ................ 46,125,542 1,324,264,311
Verizon Communications, Inc. ............ 54,206,248 2,721,153,650
6,654,134,568
Electric Utilities — 1.7%
Alliant Energy Corp. ................... 3,304,364 237,121,161
American Electric Power Co., Inc. .......... 6,951,865 911,250,464
Constellation Energy Corp. .............. 4,006,058 1,118,691,697
Duke Energy Corp. ................... 9,995,642 1,308,829,363
Security
Shares
Shares Value
Electric Utilities (continued)
Edison International ................... 4,945,667 $ 361,923,911
Entergy Corp. ....................... 5,814,758 653,346,209
Evergy, Inc. ......................... 2,958,919 242,394,645
Eversource Energy ................... 4,823,039 334,140,142
Exelon Corp. ........................ 13,147,910 644,510,548
FirstEnergy Corp. .................... 6,682,699 338,545,531
NextEra Energy, Inc. .................. 26,769,824 2,486,381,253
NRG Energy, Inc. ..................... 2,730,128 398,980,906
PG&E Corp. ........................ 28,253,578 496,415,365
Pinnacle West Capital Corp. ............. 1,538,780 155,032,085
PPL Corp. ......................... 9,508,326 363,218,053
Southern Co. (The) ................... 14,153,756 1,366,120,529
Xcel Energy, Inc. ..................... 7,603,865 604,051,036
12,020,952,898
Electrical Equipment — 1.2%
AMETEK, Inc. ....................... 2,958,798 634,247,939
Eaton Corp. plc ...................... 4,991,976 1,785,480,056
Emerson Electric Co. .................. 7,224,433 946,545,212
GE Vernova, Inc. ..................... 3,464,377 3,024,054,683
Generac Holdings, Inc.
(a) (b)
............... 753,846 147,248,739
Hubbell, Inc. ........................ 683,357 335,350,614
Rockwell Automation, Inc. ............... 1,444,878 518,537,817
Vertiv Holdings Co. , Class A ............. 4,917,342 1,232,187,558
8,623,652,618
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. , Class A ............... 15,800,882 1,996,441,441
CDW Corp. ......................... 1,673,645 202,544,518
Coherent Corp.
(a) (b)
.................... 2,409,530 573,974,141
Corning, Inc. ........................ 10,035,388 1,364,511,706
Jabil, Inc. .......................... 1,357,874 360,692,071
Keysight Technologies, Inc.
(b)
............. 2,204,712 622,544,527
TE Connectivity plc
(a)
.................. 3,771,733 788,367,632
Teledyne Technologies, Inc.
(a) (b)
........... 603,046 364,848,860
Zebra Technologies Corp. , Class A
(b)
........ 632,719 132,288,889
6,406,213,785
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A .............. 12,704,806 775,628,406
Halliburton Co. ...................... 10,765,542 419,748,483
SLB Ltd. ........................... 19,236,283 988,552,583
2,183,929,472
Entertainment — 1.4%
Electronic Arts, Inc. ................... 2,894,720 590,146,566
Live Nation Entertainment, Inc.
(a) (b)
......... 2,029,615 309,536,584
Netflix, Inc.
(b)
........................ 54,272,589 5,218,309,432
Take-Two Interactive Software, Inc.
(b)
........ 2,235,535 441,518,163
TKO Group Holdings, Inc. , Class A ......... 852,592 171,925,177
Walt Disney Co. (The) ................. 22,771,507 2,194,717,845
Warner Bros Discovery, Inc.
(b)
............ 31,857,644 874,810,904
9,800,964,671
Financial Services — 3.6%
Apollo Global Management, Inc. ........... 5,969,004 665,066,425
Berkshire Hathaway, Inc. , Class B
(b)
........ 23,570,880 11,295,165,696
Block, Inc. , Class A
(a) (b)
................. 7,039,390 423,630,490
Corpay, Inc.
(a) (b)
...................... 899,514 261,749,579
Fidelity National Information Services, Inc. .... 6,656,612 312,261,669
Fiserv, Inc.
(b)
........................ 6,914,131 385,808,510
Global Payments, Inc. ................. 3,059,279 205,889,477
Jack Henry & Associates, Inc. ............ 927,548 146,589,686
Mastercard, Inc. , Class A ................ 10,468,600 5,230,740,676
PayPal Holdings, Inc. .................. 11,834,613 535,279,546

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P 500 ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Visa, Inc. , Class A .................... 21,608,812 $ 6,531,047,339
25,993,229,093
Food Products — 0.5%
Archer-Daniels-Midland Co. .............. 6,177,067 449,011,000
Bunge Global SA ..................... 1,739,946 221,321,131
Campbell's Co. (The) .................. 2,528,903 56,318,670
Conagra Brands, Inc. .................. 6,158,189 96,806,731
General Mills, Inc. .................... 6,858,605 255,277,278
Hershey Co. (The) .................... 1,904,133 395,850,210
Hormel Foods Corp. ................... 3,751,342 84,967,896
J M Smucker Co. (The) ................. 1,370,618 132,182,400
Kraft Heinz Co. (The) .................. 10,955,621 246,391,916
McCormick & Co., Inc. (Non-Voting) , NVS .... 3,260,858 164,477,678
Mondelez International, Inc. , Class A ........ 16,476,550 949,708,342
Tyson Foods, Inc. , Class A .............. 3,625,190 232,265,923
3,284,579,175
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 2,126,001 392,714,905
Ground Transportation — 0.9%
CSX Corp. ......................... 23,902,734 981,207,231
JB Hunt Transport Services, Inc. .......... 961,127 203,662,811
Norfolk Southern Corp. ................. 2,889,075 829,164,525
Old Dominion Freight Line, Inc. ........... 2,364,885 462,098,529
Uber Technologies, Inc.
(b)
............... 26,455,326 1,902,931,599
Union Pacific Corp. ................... 7,627,559 1,850,598,365
6,229,663,060
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories ................... 22,351,889 2,294,868,444
Align Technology, Inc.
(b)
................. 857,843 147,060,026
Baxter International, Inc.
(a)
............... 6,617,659 111,176,671
Becton Dickinson & Co. ................ 3,660,089 575,475,793
Boston Scientific Corp.
(b)
................ 19,063,350 1,196,225,213
Cooper Cos., Inc. (The)
(a) (b)
.............. 2,518,797 180,093,986
Dexcom, Inc.
(b)
...................... 4,946,613 310,647,296
Edwards Lifesciences Corp.
(b)
............ 7,458,826 597,302,786
GE HealthCare Technologies, Inc. ......... 5,858,617 417,016,358
Hologic, Inc.
(b)
....................... 2,861,198 216,277,957
IDEXX Laboratories, Inc.
(b)
............... 1,026,970 577,044,173
Insulet Corp.
(b)
....................... 904,230 189,743,623
Intuitive Surgical, Inc.
(b)
................. 4,564,285 2,104,089,742
Medtronic plc ....................... 16,479,838 1,427,977,963
ResMed, Inc. ....................... 1,872,643 420,370,901
Solventum Corp.
(a) (b)
................... 1,898,098 123,945,799
STERIS plc ......................... 1,260,441 278,721,318
Stryker Corp. ....................... 4,427,456 1,454,817,767
Zimmer Biomet Holdings, Inc. ............ 2,548,022 230,392,149
12,853,247,965
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. ................... 3,024,533 639,114,068
Cencora, Inc. ....................... 2,500,001 785,350,314
Centene Corp.
(b)
..................... 6,012,804 196,859,203
Cigna Group (The) .................... 3,387,087 903,505,457
CVS Health Corp. .................... 16,344,107 1,173,833,765
DaVita, Inc.
(a) (b)
...................... 428,735 65,892,282
Elevance Health, Inc. .................. 2,837,371 830,640,360
HCA Healthcare, Inc. .................. 2,011,792 952,060,446
Henry Schein, Inc.
(a) (b)
.................. 1,290,821 95,133,508
Humana, Inc. ....................... 1,548,160 268,435,463
Labcorp Holdings, Inc. ................. 1,065,189 284,203,077
McKesson Corp.
(a)
.................... 1,573,944 1,362,028,180
Quest Diagnostics, Inc. ................. 1,413,786 277,073,780
UnitedHealth Group, Inc. ................ 11,643,593 3,150,639,830
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B
(a)
.... 710,702 $ 127,194,337
11,111,964,070
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 2,003,032 92,980,745
Healthpeak Properties, Inc. .............. 8,933,884 146,783,714
Ventas, Inc. ........................ 6,105,355 499,295,932
Welltower, Inc. ....................... 8,969,232 1,773,306,859
2,512,367,250
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 8,221,011 157,514,571
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. , Class A
(b)
.................. 5,444,711 687,558,105
Booking Holdings, Inc. ................. 414,598 1,745,590,251
Carnival Corp. ....................... 14,784,542 382,623,947
Chipotle Mexican Grill, Inc.
(a) (b)
............ 16,741,052 535,881,075
Darden Restaurants, Inc. ............... 1,479,848 290,109,402
Domino's Pizza, Inc. ................... 399,935 143,492,679
DoorDash, Inc. , Class A
(b)
............... 4,805,289 721,514,143
Expedia Group, Inc. ................... 1,503,772 347,205,917
Hilton Worldwide Holdings, Inc. ........... 2,947,740 896,348,779
Las Vegas Sands Corp. ................ 3,886,032 209,379,404
Marriott International, Inc. , Class A ......... 2,826,814 924,566,055
McDonald's Corp. .................... 9,153,849 2,844,924,731
MGM Resorts International
(a) (b)
............ 2,466,508 91,285,461
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 5,851,389 109,420,974
Royal Caribbean Cruises Ltd. ............ 3,234,374 890,035,037
Starbucks Corp. ...................... 14,638,400 1,311,454,256
Wynn Resorts Ltd. .................... 1,087,529 110,438,570
Yum! Brands, Inc. .................... 3,569,133 554,928,799
12,796,757,585
Household Durables — 0.2%
DR Horton, Inc. ...................... 3,463,101 475,206,719
Garmin Ltd. ......................... 2,101,055 487,465,770
Lennar Corp. , Class A .................. 2,773,782 240,875,229
NVR, Inc.
(b)
......................... 36,379 239,731,426
PulteGroup, Inc. ..................... 2,469,784 290,471,296
1,733,750,440
Household Products — 0.8%
Church & Dwight Co., Inc. ............... 3,042,492 283,925,353
Clorox Co. (The) ..................... 1,554,848 161,128,898
Colgate-Palmolive Co. ................. 10,361,300 883,093,599
Kimberly-Clark Corp. .................. 4,267,163 411,653,215
Procter & Gamble Co. (The) ............. 29,873,018 4,314,858,720
6,054,659,785
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 8,394,316 118,275,912
Vistra Corp. ........................ 4,094,362 615,505,440
733,781,352
Industrial Conglomerates — 0.4%
3M Co. ............................ 6,770,159 983,230,192
Honeywell International, Inc. ............. 8,160,711 1,844,565,507
2,827,795,699
Industrial REITs — 0.2%
Prologis, Inc. ........................ 11,948,705 1,579,379,827
Insurance — 1.7%
Aflac, Inc. .......................... 6,000,356 658,299,057
Allstate Corp. (The) ................... 3,342,585 693,051,574
American International Group, Inc. ......... 6,897,215 519,015,429
Aon plc , Class A ..................... 2,757,132 889,947,067

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P 500 ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Arch Capital Group Ltd.
(b)
............... 4,594,452 $ 441,021,448
Arthur J Gallagher & Co. ................ 3,306,607 716,144,944
Assurant, Inc. ....................... 643,191 140,093,432
Brown & Brown, Inc. ................... 3,763,575 245,422,726
Chubb Ltd. ......................... 4,675,271 1,523,811,077
Cincinnati Financial Corp. ............... 2,005,531 315,570,303
Erie Indemnity Co. , Class A, NVS .......... 326,297 82,001,699
Everest Group Ltd. .................... 523,501 171,106,302
Globe Life, Inc. ...................... 1,022,748 142,335,839
Hartford Insurance Group, Inc. (The) ........ 3,585,504 484,867,706
Loews Corp. ........................ 2,172,487 231,891,262
Marsh & McLennan Cos., Inc. ............ 6,222,661 1,079,320,550
MetLife, Inc. ........................ 7,075,660 500,390,675
Principal Financial Group, Inc. ............ 2,542,551 229,109,271
Progressive Corp. (The) ................ 7,534,154 1,493,570,689
Prudential Financial, Inc. ................ 4,456,118 435,318,167
Travelers Cos., Inc. (The) ............... 2,779,456 810,711,726
Willis Towers Watson plc ................ 1,221,626 355,126,678
WR Berkley Corp.
(a)
................... 3,830,280 253,870,958
12,411,998,579
Interactive Media & Services — 7.6%
Alphabet, Inc. , Class A ................. 74,837,395 21,520,241,306
Alphabet, Inc. , Class C, NVS ............. 60,115,017 17,244,593,777
Meta Platforms, Inc. , Class A ............. 28,113,995 16,084,859,959
54,849,695,042
IT Services — 0.8%
Accenture plc , Class A ................. 7,909,548 1,568,384,273
Akamai Technologies, Inc.
(a) (b)
............. 1,849,410 212,404,738
Cognizant Technology Solutions Corp. , Class A . 6,147,651 377,158,389
EPAM Systems, Inc.
(a) (b)
................ 710,417 96,190,462
Gartner, Inc.
(a) (b)
...................... 905,479 143,373,545
GoDaddy, Inc. , Class A
(b)
................ 1,737,391 143,630,114
International Business Machines Corp. ...... 12,015,216 2,912,368,206
VeriSign, Inc. ....................... 1,060,703 263,436,197
5,716,945,924
Leisure Products — 0.0%
Hasbro, Inc. ........................ 1,714,050 160,435,080
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. ............... 3,635,777 414,405,862
Bio-Techne Corp.
(a)
.................... 2,006,148 104,841,295
Charles River Laboratories International, Inc.
(b)
. 632,998 109,192,155
Danaher Corp. ...................... 8,087,290 1,533,350,184
IQVIA Holdings, Inc.
(a) (b)
................. 2,180,205 371,812,161
Mettler-Toledo International, Inc.
(b)
......... 261,447 329,736,956
Revvity, Inc.
(a)
....................... 1,458,776 127,803,365
Thermo Fisher Scientific, Inc. ............. 4,829,332 2,373,761,558
Waters Corp.
(b)
...................... 1,260,465 375,366,477
West Pharmaceutical Services, Inc. ........ 924,832 231,799,893
5,972,069,906
Machinery — 1.8%
Caterpillar, Inc. ...................... 5,980,506 4,236,949,281
Cummins, Inc. ....................... 1,776,546 955,817,279
Deere & Co. ........................ 3,240,530 1,825,390,549
Dover Corp. ........................ 1,734,057 361,464,182
Fortive Corp. ........................ 4,028,827 222,713,556
IDEX Corp. ......................... 962,569 182,454,954
Illinois Tool Works, Inc. ................. 3,371,262 877,505,786
Ingersoll Rand, Inc.
(a)
.................. 4,575,659 366,601,799
Nordson Corp. ....................... 680,396 181,026,160
Otis Worldwide Corp. .................. 4,997,119 385,177,932
PACCAR, Inc. ....................... 6,753,146 779,988,363
Parker-Hannifin Corp. .................. 1,622,923 1,452,905,586
Security
Shares
Shares Value
Machinery (continued)
Pentair plc ......................... 2,102,962 $ 183,189,020
Snap-on, Inc. ....................... 666,962 242,253,938
Stanley Black & Decker, Inc. ............. 1,990,531 141,447,133
Westinghouse Air Brake Technologies Corp. ... 2,191,324 547,633,781
Xylem, Inc. ......................... 3,131,229 374,181,865
13,316,701,164
Media — 0.2%
Charter Communications, Inc. , Class A
(a) (b)
.... 1,106,609 238,894,751
EchoStar Corp. , Class A
(a) (b)
.............. 1,729,739 202,500,544
Fox Corp. , Class A, NVS ................ 2,579,730 150,656,232
Fox Corp. , Class B .................... 1,820,239 96,654,691
News Corp. , Class A, NVS .............. 4,759,111 118,644,637
News Corp. , Class B
(a)
................. 1,570,468 44,774,043
Omnicom Group, Inc. .................. 4,043,425 304,510,337
Paramount Skydance Corp. , Class B, NVS
(a)
.. 4,010,693 36,176,451
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 5,666,164 128,565,261
1,321,376,947
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. ................ 18,474,042 1,085,904,189
Newmont Corp. ...................... 14,026,919 1,518,413,981
Nucor Corp. ........................ 2,941,239 497,363,515
Steel Dynamics, Inc. ................... 1,764,479 317,606,220
3,419,287,905
Multi-Utilities — 0.7%
Ameren Corp. ....................... 3,552,690 390,511,685
CenterPoint Energy, Inc. ................ 8,392,487 362,219,739
CMS Energy Corp. .................... 3,939,205 305,603,524
Consolidated Edison, Inc. ............... 4,638,966 525,038,172
Dominion Energy, Inc. .................. 10,976,473 678,565,561
DTE Energy Co. ..................... 2,669,474 390,330,488
NiSource, Inc. ....................... 6,144,852 286,718,794
Public Service Enterprise Group, Inc. ....... 6,416,155 519,387,747
Sempra ........................... 8,390,232 815,278,844
WEC Energy Group, Inc. ................ 4,183,833 484,362,346
4,758,016,900
Office REITs — 0.0%
BXP, Inc. .......................... 1,897,454 98,477,863
Oil, Gas & Consumable Fuels — 3.7%
APA Corp. ......................... 4,565,241 193,748,828
Chevron Corp. ....................... 24,095,425 4,985,343,334
ConocoPhillips ...................... 15,748,060 2,078,743,920
Coterra Energy, Inc. ................... 9,751,305 342,660,858
Devon Energy Corp. ................... 7,973,403 401,221,639
Diamondback Energy, Inc. ............... 2,494,896 493,465,480
EOG Resources, Inc. .................. 6,974,177 1,008,256,769
EQT Corp. ......................... 8,022,064 510,524,153
Expand Energy Corp. .................. 3,061,639 336,106,729
Exxon Mobil Corp. .................... 53,717,986 9,113,793,505
Kinder Morgan, Inc. ................... 25,166,327 843,826,944
Marathon Petroleum Corp. .............. 3,791,971 925,923,479
Occidental Petroleum Corp. .............. 9,244,324 600,881,060
ONEOK, Inc. ........................ 8,088,393 731,109,843
Phillips 66 .......................... 5,179,298 943,564,509
Targa Resources Corp. ................. 2,759,060 691,779,114
Texas Pacific Land Corp.
(a)
.............. 744,653 353,382,528
Valero Energy Corp. ................... 3,920,846 968,762,630
Williams Cos., Inc. (The) ................ 15,697,678 1,142,477,005
26,665,572,327
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 8,351,999 555,240,894
Southwest Airlines Co. ................. 6,314,890 237,250,417

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P 500 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(b)
............ 4,157,944 $ 382,821,904
1,175,313,215
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 3,177,623 228,058,003
Kenvue, Inc. ........................ 24,628,519 424,595,667
652,653,670
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. ................ 26,176,660 1,587,614,429
Eli Lilly & Co. ....................... 10,185,849 9,368,638,335
Johnson & Johnson ................... 30,977,060 7,572,032,547
Merck & Co., Inc. ..................... 31,904,087 3,837,742,625
Pfizer, Inc. ......................... 73,084,810 2,052,221,465
Viatris, Inc. ......................... 14,805,587 200,023,480
Zoetis, Inc. , Class A ................... 5,425,939 641,400,249
25,259,673,130
Professional Services — 0.4%
Automatic Data Processing, Inc. ........... 5,175,940 1,051,647,489
Broadridge Financial Solutions, Inc. ........ 1,500,620 243,820,738
Equifax, Inc. ........................ 1,547,389 278,638,337
Jacobs Solutions, Inc. .................. 1,509,083 192,076,084
Leidos Holdings, Inc. .................. 1,644,034 255,680,168
Paychex, Inc. ....................... 4,152,332 382,512,824
Verisk Analytics, Inc. ................... 1,791,193 339,878,872
2,744,254,512
Real Estate Management & Development — 0.1%
(b)
CBRE Group, Inc. , Class A .............. 3,734,421 505,864,669
CoStar Group, Inc.
(a)
................... 5,447,742 219,761,912
725,626,581
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 1,821,702 297,575,022
Camden Property Trust ................. 1,328,855 129,775,979
Equity Residential .................... 4,418,728 261,367,761
Essex Property Trust, Inc. ............... 828,881 200,589,202
Invitation Homes, Inc. .................. 7,249,683 180,154,622
Mid-America Apartment Communities, Inc. .... 1,502,463 183,480,782
UDR, Inc. .......................... 3,864,642 130,547,607
1,383,490,975
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 1,009,474 107,216,234
Kimco Realty Corp. ................... 8,664,847 194,699,112
Realty Income Corp. ................... 11,824,159 723,402,048
Regency Centers Corp. ................ 2,115,683 160,072,576
Simon Property Group, Inc. .............. 4,180,850 779,853,950
1,965,243,920
Semiconductors & Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc.
(b)
........... 20,958,014 4,263,488,788
Analog Devices, Inc. ................... 6,281,036 1,998,248,793
Applied Materials, Inc. ................. 10,202,876 3,487,240,988
Broadcom, Inc. ...................... 60,945,741 18,863,316,297
First Solar, Inc.
(a) (b)
.................... 1,379,895 272,198,088
Intel Corp.
(b)
........................ 60,354,541 2,663,445,894
KLA Corp. .......................... 1,684,351 2,480,055,256
Lam Research Corp. .................. 16,051,755 3,429,617,973
Microchip Technology, Inc. ............... 6,959,371 449,644,960
Micron Technology, Inc. ................. 14,467,163 4,887,586,348
Monolithic Power Systems, Inc. ........... 625,612 684,012,880
NVIDIA Corp. ....................... 312,356,660 54,475,001,504
NXP Semiconductors NV ............... 3,235,379 636,916,710
ON Semiconductor Corp.
(a) (b)
............. 5,065,133 313,633,035
Qnity Electronics, Inc. .................. 2,692,307 310,638,382
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. .................... 13,715,222 $ 1,766,246,289
Skyworks Solutions, Inc. ................ 1,933,334 103,530,036
Teradyne, Inc. ....................... 2,012,673 596,677,038
Texas Instruments, Inc. ................. 11,665,601 2,264,759,778
103,946,259,037
Software — 8.2%
Adobe, Inc.
(a) (b)
....................... 5,276,196 1,282,537,724
AppLovin Corp. , Class A
(a) (b)
.............. 3,483,468 1,386,420,264
Autodesk, Inc.
(a) (b)
..................... 2,725,569 652,501,219
Cadence Design Systems, Inc.
(a) (b)
......... 3,499,276 972,343,822
Crowdstrike Holdings, Inc. , Class A
(b)
........ 3,240,520 1,265,131,413
Datadog, Inc. , Class A
(b)
................ 4,219,191 498,075,497
Fair Isaac Corp.
(a) (b)
................... 305,137 325,745,953
Fortinet, Inc.
(b)
....................... 8,125,678 664,030,406
Gen Digital, Inc. ...................... 7,084,174 133,394,996
Intuit, Inc. .......................... 3,576,663 1,546,477,548
Microsoft Corp. ...................... 95,450,669 35,332,974,144
Oracle Corp. ........................ 21,797,331 3,206,605,363
Palantir Technologies, Inc. , Class A
(b)
....... 29,363,293 4,295,262,500
Palo Alto Networks, Inc.
(a) (b)
.............. 10,386,922 1,665,231,335
PTC, Inc.
(a) (b)
........................ 1,529,115 217,883,596
Roper Technologies, Inc. ................ 1,370,060 484,809,432
Salesforce, Inc. ....................... 12,043,930 2,248,240,413
ServiceNow, Inc.
(a) (b)
................... 13,445,591 1,405,736,539
Synopsys, Inc.
(a) (b)
.................... 2,459,793 975,258,729
Trimble, Inc.
(a) (b)
...................... 3,058,620 199,513,783
Tyler Technologies, Inc.
(a) (b)
.............. 552,978 189,328,608
Workday, Inc. , Class A
(a) (b)
............... 2,737,694 355,681,204
59,303,184,488
Specialized REITs — 0.8%
American Tower Corp. ................. 6,017,685 1,038,532,077
Crown Castle, Inc. .................... 5,597,825 455,159,151
Digital Realty Trust, Inc. ................ 4,150,796 748,014,947
Equinix, Inc. ........................ 1,262,624 1,237,674,550
Extra Space Storage, Inc. ............... 2,728,576 357,798,171
Iron Mountain, Inc. .................... 3,802,095 388,345,983
Public Storage ....................... 2,030,261 549,957,100
SBA Communications Corp. ............. 1,369,417 235,690,360
VICI Properties, Inc. ................... 13,738,431 375,333,935
Weyerhaeuser Co. .................... 9,261,673 226,262,671
5,612,768,945
Specialty Retail — 1.7%
AutoZone, Inc.
(b)
..................... 213,393 720,794,607
Best Buy Co., Inc. .................... 2,505,333 160,842,378
Carvana Co. , Class A
(a) (b)
................ 1,817,299 571,322,460
Home Depot, Inc. (The) ................ 12,795,894 4,208,441,578
Lowe's Cos., Inc. ..................... 7,210,463 1,703,688,198
O'Reilly Automotive, Inc.
(b)
............... 10,822,171 998,994,605
Ross Stores, Inc. ..................... 4,158,126 900,774,835
TJX Cos., Inc. (The) ................... 14,274,774 2,279,681,408
Tractor Supply Co. .................... 6,792,070 307,680,771
Ulta Beauty, Inc.
(b)
.................... 570,404 298,155,875
Williams-Sonoma, Inc. ................. 1,535,034 279,882,749
12,430,259,464
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. ......................... 188,713,601 47,893,624,798
Dell Technologies, Inc. , Class C ........... 3,819,739 626,933,762
Hewlett Packard Enterprise Co. ........... 17,080,980 406,698,134
HP, Inc. ........................... 11,799,617 226,670,643
NetApp, Inc. ........................ 2,545,291 260,612,345
Sandisk Corp.
(a) (b)
..................... 1,897,210 1,205,373,401
Seagate Technology Holdings plc .......... 2,802,956 1,098,086,043

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P 500 ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a) (b)
............ 6,456,829 $ 147,021,996
Western Digital Corp. .................. 4,358,446 1,178,916,059
53,043,937,181
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.
(b)
................ 1,824,940 182,658,245
Lululemon Athletica, Inc.
(a) (b)
.............. 1,371,860 210,031,766
NIKE, Inc. , Class B ................... 15,314,069 808,889,124
Ralph Lauren Corp. , Class A ............. 497,455 171,119,545
Tapestry, Inc. ........................ 2,602,442 367,230,591
1,739,929,271
Tobacco — 0.7%
Altria Group, Inc. ..................... 21,578,195 1,423,945,088
Philip Morris International, Inc. ............ 20,010,252 3,308,495,066
4,732,440,154
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 14,758,294 684,784,842
United Rentals, Inc. ................... 810,122 590,222,484
WW Grainger, Inc. .................... 562,924 614,043,128
1,889,050,454
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 2,509,085 341,461,378
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 6,089,992 1,279,081,020
Total Long-Term Investments — 99 .8%
(Cost: $ 715,618,408,358 ) ........................... 718,531,596,050
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 1,006,465,368 $ 1,006,666,661
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 1,118,873,661 1,118,873,661
Total Short-Term Securities — 0 .3%
(Cost: $ 2,124,876,287 ) ............................ 2,125,540,322
Total Investments — 100 .1%
(Cost: $ 717,743,284,645 ) ........................... 720,657,136,372
Liabilities in Excess of Other Assets — (0.1) % ............. (505,376,879)
Net Assets — 100.0% ...............................
$ 720,151,759,493
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,391,968,255 $ — $ (2,384,850,128)
(a)
$ 494,391 $ (945,857) $ 1,006,666,661 1,006,465,368 $ 16,510,341
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,014,516,435 104,357,226
(a)
— — — 1,118,873,661 1,118,873,661 35,605,903 —
BlackRock, Inc. .......... 1,681,270,283 1,174,349,101 (1,077,243,028) 238,957,862 (233,776,665) 1,783,557,553 1,854,569 37,790,271 —
$ 239,452,253 $ (234,722,522) $ 3,909,097,875 $ 89,906,515 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 4,840 06/18/26 $ 1,590,122 $ (31,310,238)

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P 500 ETF
Schedules of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 31,310,238 $ — $ — $ — $ 31,310,238
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 233,360,481 $ — $ — $ — $ 233,360,481
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (38,940,021) $ — $ — $ — $ (38,940,021)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,403,118,188
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 718,531,596,050 $ — $ — $ 718,531,596,050
Short-Term Securities
Money Market Funds ...................................... 2,125,540,322 — — 2,125,540,322
$ 720,657,136,372 $ — $ — $ 720,657,136,372
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (31,310,238) $ — $ — $ (31,310,238)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.5%
AAR Corp.
(a)
........................ 49,922 $ 5,464,462
AeroVironment, Inc.
(a)
.................. 39,879 7,299,851
Archer Aviation, Inc. , Class A
(a) (b)
........... 794,887 4,109,566
Astronics Corp.
(a)
..................... 42,891 2,862,116
ATI, Inc.
(a) (b)
......................... 171,281 24,914,534
Axon Enterprise, Inc.
(a)
................. 99,496 42,254,956
Beta Technologies, Inc. , Class A
(a) (b)
........ 48,078 706,747
Boeing Co. (The)
(a)
.................... 988,921 196,824,947
BWX Technologies, Inc. ................ 115,578 23,634,545
Byrna Technologies, Inc.
(a) (b)
.............. 24,360 223,625
Cadre Holdings, Inc. ................... 41,456 1,271,870
Carpenter Technology Corp. ............. 62,978 24,822,779
Curtiss-Wright Corp. ................... 47,180 32,135,242
Ducommun, Inc.
(a)
.................... 18,332 2,236,505
Firefly Aerospace, Inc.
(a) (b)
............... 27,032 769,601
FTAI Aviation Ltd. ..................... 129,194 31,652,530
GE Aerospace ....................... 1,319,932 374,557,104
General Dynamics Corp. ................ 318,442 109,295,663
HEICO Corp. ....................... 47,320 12,975,144
HEICO Corp. , Class A .................. 103,560 21,860,480
Hexcel Corp. ........................ 98,053 7,935,429
Howmet Aerospace, Inc. ................ 504,749 116,324,455
Huntington Ingalls Industries, Inc. .......... 49,187 18,686,141
Innovative Solutions & Support, Inc.
(a)
....... 60 1,232
Intuitive Machines, Inc. , Class A
(a) (b)
......... 144,092 2,674,348
Karman Holdings, Inc.
(a) (b)
............... 97,047 7,768,612
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 232,621 16,402,107
L3Harris Technologies, Inc. .............. 235,647 81,333,562
Leonardo DRS, Inc. ................... 97,178 4,326,365
Loar Holdings, Inc.
(a) (b)
.................. 45,016 2,578,967
Lockheed Martin Corp. ................. 254,343 153,722,366
Mercury Systems, Inc.
(a)
................ 68,011 4,958,682
Moog, Inc. , Class A ................... 36,031 10,544,112
National Presto Industries, Inc. ............ 8,422 1,154,319
Northrop Grumman Corp. ............... 167,733 114,434,162
Red Cat Holdings, Inc.
(a) (b)
............... 141,822 1,856,450
Redwire Corp.
(a) (b)
..................... 119,089 1,012,257
Rocket Lab Corp.
(a)
................... 592,651 38,060,047
RTX Corp. ......................... 1,687,948 325,605,169
StandardAero, Inc.
(a)
................... 243,263 6,283,483
Textron, Inc. ........................ 218,956 19,171,787
TransDigm Group, Inc. ................. 71,039 82,331,359
V2X, Inc.
(a) (b)
........................ 26,027 1,782,849
Voyager Technologies, Inc. , Class A
(a)
....... 40 936
VSE Corp. ......................... 36,406 6,713,266
Woodward, Inc. ...................... 75,187 26,910,931
1,972,445,660
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 147,653 24,520,734
Expeditors International of Washington, Inc. ... 166,478 23,844,644
FedEx Corp. ........................ 271,429 96,677,581
Forward Air Corp.
(a)
................... 25,708 429,581
GXO Logistics, Inc.
(a)
.................. 147,566 7,651,297
Hub Group, Inc. , Class A ................ 80,913 2,916,104
United Parcel Service, Inc. , Class B ........ 927,541 91,251,484
247,291,425
Automobile Components — 0.1%
Adient plc
(a)
......................... 116,993 2,364,429
Aptiv plc
(a)
.......................... 267,745 18,592,213
Autoliv, Inc. ......................... 88,506 9,307,291
BorgWarner, Inc. ..................... 258,679 14,035,923
Cooper-Standard Holdings, Inc.
(a) (b)
......... 24,015 669,298
Security
Shares
Shares Value
Automobile Components (continued)
Dana, Inc. .......................... 152,272 $ 5,123,953
Dauch Corp.
(a)
....................... 310,680 1,842,332
Dorman Products, Inc.
(a)
................ 34,898 3,641,955
Fox Factory Holding Corp.
(a)
.............. 53,966 888,280
Garrett Motion, Inc. ................... 168,134 3,054,995
Gentex Corp. ....................... 276,326 6,037,723
Gentherm, Inc.
(a)
..................... 41,957 1,165,565
Goodyear Tire & Rubber Co. (The)
(a)
........ 366,051 2,426,918
Kodiak AI, Inc.
(a) (b)
..................... 122,923 853,086
LCI Industries ....................... 31,577 3,883,339
Lear Corp. ......................... 63,721 7,715,339
Mobileye Global, Inc. , Class A
(a) (b)
.......... 209,691 1,440,577
Patrick Industries, Inc. ................. 43,801 4,864,977
Phinia, Inc. ......................... 53,719 3,676,528
QuantumScape Corp. , Class A
(a) (b)
......... 605,016 3,860,002
Solid Power, Inc. , Class A
(a) (b)
............. 255,537 766,611
Standard Motor Products, Inc. ............ 31,556 1,096,255
Visteon Corp. ....................... 34,814 3,171,904
XPEL, Inc.
(a) (b) (c)
...................... 29,422 1,302,218
101,781,711
Automobiles — 1.9%
Ford Motor Co. ...................... 4,912,741 56,693,031
General Motors Co. ................... 1,134,922 84,551,689
Harley-Davidson, Inc. .................. 144,602 2,923,852
Lucid Group, Inc.
(a) (b)
................... 193,376 1,842,873
Rivian Automotive, Inc. , Class A
(a) (b)
......... 1,025,110 15,427,906
Tesla, Inc.
(a)
......................... 3,539,283 1,315,728,455
Thor Industries, Inc. ................... 67,514 5,393,694
Winnebago Industries, Inc. .............. 37,262 1,154,749
1,483,716,249
Banks — 3.8%
1st Source Corp. ..................... 26,878 1,860,226
Amalgamated Financial Corp. ............ 33,246 1,292,272
Amerant Bancorp, Inc. , Class A ........... 77,949 1,717,996
Ameris Bancorp ...................... 79,726 6,217,831
Arrow Financial Corp. .................. 35,708 1,198,718
Associated Banc-Corp. ................. 238,746 6,173,972
Atlantic Union Bankshares Corp. .......... 176,982 6,325,337
Axos Financial, Inc.
(a)
.................. 67,657 5,756,934
Banc of California, Inc. ................. 207,667 3,650,786
BancFirst Corp. ...................... 26,337 2,857,564
Bancorp, Inc. (The)
(a)
.................. 56,176 3,018,336
Bank First Corp. ..................... 11,198 1,512,402
Bank of America Corp. ................. 8,343,876 406,763,955
Bank of Hawaii Corp. .................. 46,907 3,482,845
Bank of Marin Bancorp ................. 34,650 888,080
Bank OZK ......................... 132,730 6,090,980
BankUnited, Inc. ..................... 85,211 3,848,129
Banner Corp. ....................... 42,269 2,564,883
Bar Harbor Bankshares ................ 31,660 1,027,367
BayCom Corp. ...................... 32,673 971,205
Beacon Financial Corp. ................. 97,108 2,913,240
BOK Financial Corp. ................... 30,405 3,893,664
Bridgewater Bancshares, Inc.
(a)
........... 62,669 1,109,241
Burke & Herbert Financial Services Corp. .... 13,397 834,499
Business First Bancshares, Inc. ........... 47,479 1,283,832
Byline Bancorp, Inc. ................... 55,750 1,760,027
Camden National Corp. ................ 32,437 1,539,136
Capital City Bank Group, Inc. ............. 19,614 852,424
Capitol Federal Financial, Inc. ............ 150,411 1,072,430
Carter Bankshares, Inc.
(a)
............... 53,016 1,236,333
Cathay General Bancorp ................ 85,144 4,245,280
CB Financial Services, Inc. .............. 29,794 1,018,359

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Central BanCo, Inc.
(b)
.................. 42,526 $ 1,018,498
Citigroup, Inc. ....................... 2,200,780 249,590,460
Citizens Financial Group, Inc. ............ 537,092 32,209,407
City Holding Co. ..................... 14,921 1,783,358
CNB Financial Corp. ................... 41,466 1,200,855
Coastal Financial Corp.
(a) (b)
.............. 19,798 1,506,628
Colony Bankcorp, Inc. ................. 81,372 1,624,999
Columbia Banking System, Inc. ........... 390,431 10,709,522
Columbia Financial, Inc.
(a) (b)
.............. 41,793 731,795
Commerce Bancshares, Inc. ............. 173,029 8,513,027
Community Financial System, Inc. ......... 67,901 3,982,394
Community Trust Bancorp, Inc. ........... 23,178 1,407,368
ConnectOne Bancorp, Inc. .............. 93,447 2,501,576
Cullen/Frost Bankers, Inc. ............... 82,521 11,311,979
Customers Bancorp, Inc.
(a)
............... 39,202 2,721,011
CVB Financial Corp. ................... 196,717 3,814,343
Dime Community Bancshares, Inc. ......... 48,993 1,656,943
Eagle Bancorp, Inc. ................... 42,098 1,046,977
East West Bancorp, Inc. ................ 177,363 18,935,274
Eastern Bankshares, Inc. ............... 290,549 5,683,138
Enterprise Financial Services Corp. ........ 55,481 3,002,077
Equity Bancshares, Inc. , Class A .......... 32,191 1,429,602
Esquire Financial Holdings, Inc.
(b)
.......... 11,669 1,254,417
Farmers National Banc Corp. ............. 85,894 1,130,365
FB Financial Corp. .................... 57,482 2,985,615
Fifth Third Bancorp ................... 1,130,362 52,516,619
Financial Institutions, Inc. ............... 38,575 1,223,213
First Bancorp ....................... 54,191 3,053,663
First BanCorp ....................... 123,969 2,647,978
First Busey Corp. ..................... 134,902 3,408,974
First Citizens BancShares, Inc. , Class A
(b)
.... 12,145 22,889,196
First Commonwealth Financial Corp. ........ 145,466 2,557,292
First Community Bankshares, Inc. ......... 21,761 903,517
First Financial Bancorp ................. 131,917 3,677,846
First Financial Bankshares, Inc. ........... 174,503 5,139,113
First Financial Corp. ................... 22,136 1,398,995
First Foundation, Inc.
(a)
................. 149,509 882,103
First Hawaiian, Inc. ................... 156,425 3,854,312
First Horizon Corp. .................... 633,508 14,418,642
First Interstate BancSystem, Inc. , Class A .... 130,418 4,355,961
First Merchants Corp. .................. 75,645 2,929,731
First Mid Bancshares, Inc. ............... 31,283 1,288,547
First Western Financial, Inc.
(a) (b)
........... 31,649 777,932
Flagstar Bank NA ..................... 380,156 5,006,655
Flushing Financial Corp. ................ 54,798 841,697
FNB Corp. ......................... 494,464 8,267,438
Fulton Financial Corp. .................. 216,515 4,403,915
German American Bancorp, Inc. ........... 53,262 2,225,819
Glacier Bancorp, Inc. .................. 165,916 7,411,468
Great Southern Bancorp, Inc. ............. 11,256 710,591
Hancock Whitney Corp. ................ 109,078 6,936,270
Heritage Commerce Corp. ............... 93,353 1,165,045
Heritage Financial Corp. ................ 67,239 1,748,214
Hilltop Holdings, Inc. ................... 63,479 2,273,818
Hingham Institution for Savings (The)
(b)
...... 2,445 698,879
Home BancShares, Inc. ................ 258,324 6,956,665
HomeTrust Bancshares, Inc. ............. 26,781 1,142,210
Hope Bancorp, Inc. ................... 172,265 1,924,200
Horizon Bancorp, Inc. .................. 79,299 1,313,984
Huntington Bancshares, Inc. ............. 2,561,520 40,087,788
Independent Bank Corp. ................ 95,471 5,794,997
International Bancshares Corp. ........... 69,709 4,690,719
John Marshall Bancorp, Inc. ............. 31,121 631,134
JPMorgan Chase & Co. ................ 3,391,104 997,527,153
Kearny Financial Corp. ................. 100,482 758,639
Security
Shares
Shares Value
Banks (continued)
KeyCorp ........................... 1,188,613 $ 23,831,691
Lakeland Financial Corp. ................ 26,532 1,522,406
Live Oak Bancshares, Inc.
(b)
.............. 58,623 1,938,663
M&T Bank Corp. ..................... 190,761 39,434,114
Mechanics Bancorp ................... 76,475 1,128,006
Mercantile Bank Corp. ................. 21,828 1,102,314
Metropolitan Bank Holding Corp. .......... 15,020 1,251,016
Mid Penn Bancorp, Inc. ................. 32,531 1,046,197
Midland States Bancorp, Inc. ............. 30,075 670,973
National Bank Holdings Corp. , Class A ...... 45,285 1,773,361
NB Bancorp, Inc. ..................... 65,144 1,372,584
NBT Bancorp, Inc. .................... 83,168 3,541,293
Nicolet Bankshares, Inc. ................ 26,944 4,004,417
Northeast Bank
(b)
..................... 10,549 1,185,391
Northeast Community Bancorp, Inc. ........ 45,238 1,076,664
Northfield Bancorp, Inc. ................ 48,824 661,077
Northwest Bancshares, Inc. .............. 182,670 2,318,082
Norwood Financial Corp. ................ 25,921 762,596
OceanFirst Financial Corp. .............. 121,202 2,186,484
OFG Bancorp ....................... 54,209 2,193,296
Old National Bancorp .................. 441,935 9,766,764
Old Second Bancorp, Inc. ............... 81,661 1,646,286
Orange County Bancorp, Inc. ............. 1,381 44,164
Origin Bancorp, Inc. ................... 44,550 1,847,043
Orrstown Financial Services, Inc. .......... 33,862 1,221,741
Park National Corp. ................... 21,601 3,530,683
Pathward Financial, Inc. ................ 24,464 2,182,923
PCB Bancorp ....................... 47,339 1,064,654
Peapack-Gladstone Financial Corp. ........ 36,000 1,267,560
Peoples Bancorp, Inc. ................. 59,695 1,962,175
Pinnacle Financial Partners, Inc. ........... 188,235 16,214,563
PNC Financial Services Group, Inc. (The) .... 504,433 104,967,463
Ponce Financial Group, Inc.
(a)
............ 98,745 1,650,029
Popular, Inc. ........................ 81,527 10,938,478
Princeton Bancorp, Inc. ................. 22,272 752,125
Prosperity Bancshares, Inc. .............. 119,243 8,010,745
Provident Financial Services, Inc. .......... 164,758 3,486,279
QCR Holdings, Inc. ................... 26,280 2,245,626
Red River Bancshares, Inc. .............. 12,396 1,121,094
Regions Financial Corp. ................ 1,119,851 29,250,508
Renasant Corp. ...................... 118,236 4,271,867
Republic Bancorp, Inc. , Class A ........... 14,843 1,047,174
S&T Bancorp, Inc. .................... 44,334 1,854,491
Seacoast Banking Corp. of Florida ......... 151,654 4,593,600
ServisFirst Bancshares, Inc. ............. 62,924 4,582,755
Shore Bancshares, Inc. ................. 80,308 1,500,153
Simmons First National Corp. , Class A ...... 185,799 3,613,791
SmartFinancial, Inc. ................... 43,522 1,700,840
South Plains Financial, Inc. .............. 35,785 1,499,392
Southern Missouri Bancorp, Inc. ........... 15,512 991,837
Southside Bancshares, Inc. .............. 34,575 1,074,937
Southstate Bank Corp. ................. 123,451 11,421,687
Stellar Bancorp, Inc. ................... 65,027 2,380,638
Stock Yards Bancorp, Inc. ............... 37,128 2,461,215
Texas Capital Bancshares, Inc.
(a)
.......... 63,081 5,985,125
TFS Financial Corp. ................... 78,592 1,104,218
Tompkins Financial Corp. ............... 14,754 1,163,205
Towne Bank ........................ 113,568 3,823,835
TriCo Bancshares .................... 59,982 2,851,544
Triumph Financial, Inc.
(a)
................ 34,415 2,053,199
Truist Financial Corp. .................. 1,590,659 73,122,594
TrustCo Bank Corp. ................... 21,938 960,446
Trustmark Corp. ..................... 65,301 2,751,784
UMB Financial Corp. .................. 90,540 10,212,007
United Bankshares, Inc. ................ 178,416 7,389,991

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
United Community Banks, Inc. ............ 95,857 $ 3,018,537
Univest Financial Corp. ................. 40,590 1,390,613
US Bancorp ........................ 1,953,446 101,598,726
Valley National Bancorp ................ 589,858 7,243,456
Virginia National Bankshares Corp. ......... 14,372 549,010
WaFd, Inc. ......................... 88,890 2,791,146
Washington Trust Bancorp, Inc. ........... 30,277 1,013,068
Webster Financial Corp. ................ 200,650 13,929,123
Wells Fargo & Co. .................... 3,889,452 309,639,274
WesBanco, Inc. ...................... 136,822 4,718,991
Westamerica Bancorp ................. 32,527 1,696,283
Western Alliance Bancorp ............... 131,548 9,320,176
Wintrust Financial Corp. ................ 86,061 11,957,315
WSFS Financial Corp. ................. 60,512 3,961,116
Zions Bancorp NA .................... 189,997 10,947,627
3,025,529,157
Beverages — 1.0%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 10,754 2,477,722
Brown-Forman Corp. , Class A ............ 68,050 1,823,060
Brown-Forman Corp. , Class B, NVS ........ 231,262 6,114,567
Celsius Holdings, Inc.
(a)
................. 202,138 7,171,856
Coca-Cola Co. (The) .................. 4,862,441 369,788,638
Coca-Cola Consolidated, Inc. ............. 70,855 13,585,738
Constellation Brands, Inc. , Class A ......... 178,144 26,721,600
Keurig Dr Pepper, Inc. ................. 1,711,701 45,069,087
MGP Ingredients, Inc. .................. 21,638 397,923
Molson Coors Beverage Co. , Class B ....... 218,999 9,430,097
Monster Beverage Corp.
(a)
............... 895,266 64,870,974
National Beverage Corp.
(a)
............... 29,860 1,004,789
PepsiCo, Inc. ....................... 1,717,564 266,720,514
Primo Brands Corp. , Class A
(b)
............ 316,746 5,964,327
Vita Coco Co., Inc. (The)
(a) (b)
............. 57,921 2,774,995
823,915,887
Biotechnology — 2.4%
AbbVie, Inc. ........................ 2,224,574 483,822,599
Abeona Therapeutics, Inc.
(a) (b)
............ 116,522 522,019
Absci Corp.
(a) (b)
...................... 256,344 769,032
ACADIA Pharmaceuticals, Inc.
(a)
........... 156,683 3,487,764
ADMA Biologics, Inc.
(a)
................. 300,199 2,704,793
Agios Pharmaceuticals, Inc.
(a) (b)
........... 74,370 2,515,937
Akebia Therapeutics, Inc.
(a) (b)
............. 353,256 491,026
Aldeyra Therapeutics, Inc.
(a) (b)
............. 91,418 154,496
Alkermes plc
(a)
....................... 213,346 7,543,915
Allogene Therapeutics, Inc.
(a) (b)
............ 345,896 843,986
Alnylam Pharmaceuticals, Inc.
(a)
........... 166,555 55,108,053
Altimmune, Inc.
(a) (b)
.................... 197,147 607,213
Amgen, Inc. ........................ 677,830 238,494,485
Amicus Therapeutics, Inc.
(a)
.............. 417,229 6,033,131
AnaptysBio, Inc.
(a) (b)
................... 24,150 1,339,359
Anavex Life Sciences Corp.
(a) (b)
........... 120,355 369,490
Anika Therapeutics, Inc.
(a)
............... 80 1,160
Annexon, Inc.
(a) (b)
..................... 213,350 1,181,959
Apellis Pharmaceuticals, Inc.
(a) (b)
........... 142,283 5,724,045
Apogee Therapeutics, Inc.
(a) (b)
............ 64,017 5,388,311
Arbutus Biopharma Corp.
(a) (b)
............. 258,028 1,161,126
Arcellx, Inc.
(a) (b)
...................... 57,834 6,640,500
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 30,042 231,924
Arcus Biosciences, Inc.
(a)
................ 120,356 2,599,690
Arcutis Biotherapeutics, Inc.
(a) (b)
........... 148,430 3,497,011
Ardelyx, Inc.
(a)
....................... 301,253 1,804,505
ArriVent Biopharma, Inc.
(a) (b)
.............. 48,035 1,108,167
Arrowhead Pharmaceuticals, Inc.
(a)
......... 176,004 11,035,451
ARS Pharmaceuticals, Inc.
(a) (b)
............ 79,223 636,161
Security
Shares
Shares Value
Biotechnology (continued)
Atrium Therapeutics, Inc.
(a) (b)
............. 18,010 $ 240,794
aTyr Pharma, Inc.
(a) (b)
.................. 142,647 111,265
Aura Biosciences, Inc.
(a) (b)
............... 67,843 453,870
Avita Medical, Inc.
(a) (b)
.................. 43,260 160,062
Beam Therapeutics, Inc.
(a) (b)
.............. 132,036 3,146,418
Bicara Therapeutics, Inc.
(a) (b)
............. 49,360 981,770
BioCryst Pharmaceuticals, Inc.
(a) (b)
......... 326,289 3,106,271
Biogen, Inc.
(a)
....................... 185,490 34,005,882
Biohaven Ltd.
(a) (b)
..................... 164,541 1,392,017
BioMarin Pharmaceutical, Inc.
(a)
........... 245,964 13,894,506
Bridgebio Pharma, Inc.
(a) (b)
............... 220,290 16,358,735
Capricor Therapeutics, Inc.
(a) (b)
............ 65,055 1,977,672
CareDx, Inc.
(a) (b)
...................... 74,493 1,293,198
Catalyst Pharmaceuticals, Inc.
(a)
........... 143,366 3,549,742
Celcuity, Inc.
(a) (b)
...................... 45,276 5,167,803
Celldex Therapeutics, Inc.
(a) (b)
............. 85,795 2,721,417
CG oncology, Inc.
(a) (b)
.................. 86,608 5,861,629
Cogent Biosciences, Inc.
(a)
............... 193,837 7,460,786
Compass Therapeutics, Inc.
(a) (b)
........... 237,671 1,257,280
Corvus Pharmaceuticals, Inc.
(a)
........... 105,884 1,549,083
CRISPR Therapeutics AG
(a) (b)
............. 124,694 5,931,694
Cullinan Therapeutics, Inc.
(a)
............. 70,603 1,003,269
Cytokinetics, Inc.
(a) (b)
................... 157,609 10,388,009
CytomX Therapeutics, Inc.
(a) (b)
............ 217,713 1,023,251
Day One Biopharmaceuticals, Inc.
(a)
........ 105,219 2,255,895
Denali Therapeutics, Inc.
(a) (b)
............. 202,499 3,887,981
Dianthus Therapeutics, Inc.
(a)
............. 43,611 3,659,835
Disc Medicine, Inc.
(a) (b)
................. 40,175 2,568,789
Dyne Therapeutics, Inc.
(a) (b)
.............. 193,913 3,515,643
Emergent BioSolutions, Inc.
(a) (b)
........... 54,575 452,972
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 46,320 585,022
Erasca, Inc.
(a)
....................... 311,772 5,044,471
Exelixis, Inc.
(a)
....................... 329,968 14,152,327
Geron Corp.
(a) (b)
...................... 704,168 1,049,210
Gilead Sciences, Inc. .................. 1,560,011 217,418,733
Gossamer Bio, Inc.
(a) (b)
................. 287,247 94,361
GRAIL, Inc.
(a) (b)
...................... 39,742 2,053,867
Halozyme Therapeutics, Inc.
(a) (b)
........... 147,843 9,555,093
Heron Therapeutics, Inc.
(a) (b)
.............. 235,669 188,559
Humacyte, Inc.
(a) (b)
.................... 163,133 98,973
Hyperliquid Strategies, Inc.
(a) (b)
............ 172,438 877,709
Ideaya Biosciences, Inc.
(a) (b)
.............. 115,159 3,837,098
Immuneering Corp. , Class A
(a) (b)
........... 500 2,635
ImmunityBio, Inc.
(a) (b)
................... 424,570 3,256,452
Immunome, Inc.
(a) (b)
................... 140,884 3,081,133
Immunovant, Inc.
(a) (b)
................... 113,116 2,809,801
Incyte Corp.
(a)
....................... 209,283 19,697,716
Inhibrx Biosciences, Inc.
(a) (b)
.............. 13,621 915,740
Insmed, Inc.
(a)
....................... 269,636 44,090,879
Intellia Therapeutics, Inc.
(a) (b)
............. 154,260 1,977,613
Invivyd, Inc.
(a) (b)
...................... 572,273 743,955
Ionis Pharmaceuticals, Inc.
(a)
............. 206,554 15,510,140
Iovance Biotherapeutics, Inc.
(a) (b)
........... 417,499 1,465,421
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 191,705 672,885
Janux Therapeutics, Inc.
(a)
............... 66,709 927,255
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 52,677 1,060,388
Kodiak Sciences, Inc.
(a)
................. 59,530 2,269,284
Korro Bio, Inc.
(a) (b)
..................... 13,919 157,563
Krystal Biotech, Inc.
(a)
.................. 32,151 8,305,246
Kura Oncology, Inc.
(a) (b)
................. 152,166 1,237,110
Kymera Therapeutics, Inc.
(a) (b)
............ 79,506 6,622,055
Lexeo Therapeutics, Inc.
(a) (b)
.............. 88,374 507,267
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 23,341 12,218,313
MannKind Corp.
(a)
.................... 451,565 1,106,334
MiMedx Group, Inc.
(a)
.................. 149,324 589,830

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Mineralys Therapeutics, Inc.
(a)
............ 70,512 $ 1,910,170
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 61,149 5,648,945
Moderna, Inc.
(a)
...................... 436,602 22,179,382
Monopar Therapeutics, Inc.
(a) (b)
............ 20 1,096
Monte Rosa Therapeutics, Inc.
(a)
........... 86,922 1,429,867
Myriad Genetics, Inc.
(a)
................. 121,790 548,055
Natera, Inc.
(a)
....................... 174,571 34,912,454
Neurocrine Biosciences, Inc.
(a)
............ 127,262 16,765,496
Novavax, Inc.
(a) (b)
..................... 241,161 1,963,051
Nurix Therapeutics, Inc.
(a) (b)
.............. 132,116 2,047,798
Nuvalent, Inc. , Class A
(a)
................ 71,748 7,350,583
Ocugen, Inc.
(a) (b)
...................... 646,517 1,170,196
Olema Pharmaceuticals, Inc.
(a) (b)
........... 77,457 1,154,884
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 112,945 1,431,013
Oruka Therapeutics, Inc.
(a)
............... 56,704 2,781,331
Palvella Therapeutics, Inc.
(a) (b)
............ 11,122 1,386,357
PDL BioPharma, Inc.
(a) (d)
................ 135,868 1
Praxis Precision Medicines, Inc.
(a) (b)
......... 32,912 10,603,917
Precigen, Inc.
(a) (b)
..................... 278,116 1,076,309
Prime Medicine, Inc.
(a) (b)
................ 192,821 671,017
Protagonist Therapeutics, Inc.
(a)
........... 76,099 8,020,835
Prothena Corp. plc
(a)
................... 51,814 503,632
PTC Therapeutics, Inc.
(a)
................ 100,567 6,851,630
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 703,552 2,159,905
Regeneron Pharmaceuticals, Inc. .......... 126,787 97,960,708
REGENXBIO, Inc.
(a) (b)
.................. 98,225 823,125
Relay Therapeutics, Inc.
(a) (b)
.............. 189,384 1,884,371
Replimune Group, Inc.
(a) (b)
............... 109,546 838,027
Revolution Medicines, Inc.
(a)
.............. 231,440 22,507,540
Rezolute, Inc.
(a) (b)
..................... 117,161 357,341
Rhythm Pharmaceuticals, Inc.
(a)
........... 77,577 6,746,872
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 22,143 598,747
Rocket Pharmaceuticals, Inc.
(a)
............ 116,387 416,665
Roivant Sciences Ltd.
(a)
................. 567,746 15,726,564
Sana Biotechnology, Inc.
(a) (b)
............. 248,520 715,738
Sangamo Therapeutics, Inc.
(a) (b)
........... 324,890 80,215
Sarepta Therapeutics, Inc.
(a)
............. 137,298 2,987,604
Savara, Inc.
(a)
....................... 165,619 904,280
Scholar Rock Holding Corp.
(a) (b)
........... 110,392 5,426,871
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 265,484 1,122,997
Sionna Therapeutics, Inc.
(a)
.............. 21,016 842,531
Soleno Therapeutics, Inc.
(a) (b)
............. 64,045 2,144,227
Spyre Therapeutics, Inc.
(a) (b)
.............. 92,186 4,649,862
Stoke Therapeutics, Inc.
(a) (b)
.............. 66,760 2,173,706
Summit Therapeutics, Inc.
(a) (b)
............. 211,078 4,002,039
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 116,558 2,722,795
Tango Therapeutics, Inc.
(a) (b)
.............. 126,907 2,654,894
Taysha Gene Therapies, Inc.
(a) (b)
........... 322,252 1,440,466
TG Therapeutics, Inc.
(a) (b)
................ 175,600 5,833,432
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 17,477 240,309
Travere Therapeutics, Inc.
(a)
.............. 111,682 3,318,072
Twist Bioscience Corp.
(a) (b)
............... 84,750 4,027,320
Tyra Biosciences, Inc.
(a) (b)
............... 30,658 1,174,201
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 136,473 2,859,109
uniQure NV
(a) (b)
...................... 76,509 1,250,922
United Therapeutics Corp.
(a)
.............. 54,187 32,131,807
Upstream Bio, Inc.
(a) (b)
.................. 48,599 437,391
Vanda Pharmaceuticals, Inc.
(a)
............ 115,255 796,412
Vaxcyte, Inc.
(a) (b)
...................... 166,009 9,646,783
Vera Therapeutics, Inc. , Class A
(a)
.......... 80,512 3,238,998
Veracyte, Inc.
(a)
...................... 101,717 3,276,305
Verastem, Inc.
(a) (b)
..................... 92,431 489,884
Vericel Corp.
(a)
....................... 64,318 2,069,110
Vertex Pharmaceuticals, Inc.
(a)
............ 319,265 142,564,593
Viking Therapeutics, Inc.
(a) (b)
.............. 154,067 5,013,340
Security
Shares
Shares Value
Biotechnology (continued)
Vir Biotechnology, Inc.
(a)
................ 168,464 $ 1,509,437
Viridian Therapeutics, Inc.
(a)
.............. 108,167 2,115,746
Vor BioPharma, Inc.
(a) (b)
................. 65,484 1,168,235
Xencor, Inc.
(a)
....................... 101,914 1,229,083
Zenas Biopharma, Inc.
(a) (b)
............... 33,457 654,084
1,906,715,966
Broadline Retail — 3.3%
Amazon.com, Inc.
(a)
................... 12,292,958 2,560,254,363
Coupang, Inc. , Class A
(a)
................ 1,711,783 32,318,463
Dillard's, Inc. , Class A
(b)
................. 3,515 2,010,966
eBay, Inc. .......................... 569,536 51,839,167
Etsy, Inc.
(a)
......................... 125,501 6,272,540
Groupon, Inc.
(a) (b)
..................... 33,090 393,771
Kohl's Corp. ........................ 146,613 1,891,308
Macy's, Inc. ........................ 353,434 6,393,621
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 77,623 7,144,421
Savers Value Village, Inc.
(a) (b)
............. 63,780 474,523
2,668,993,143
Building Products — 0.6%
A O Smith Corp. ..................... 139,185 9,177,859
AAON, Inc.
(b)
........................ 85,090 7,041,198
Advanced Drainage Systems, Inc. ......... 89,073 12,214,580
Allegion plc ......................... 104,718 15,214,478
American Woodmark Corp.
(a)
............. 16,357 651,499
Apogee Enterprises, Inc. ................ 32,329 1,084,315
Armstrong World Industries, Inc. ........... 53,594 8,832,291
AZZ, Inc. .......................... 36,256 4,536,713
Builders FirstSource, Inc.
(a)
.............. 139,142 11,455,561
Carlisle Cos., Inc. .................... 51,308 17,117,375
Carrier Global Corp. ................... 991,573 55,835,476
CSW Industrials, Inc.
(b)
................. 21,250 5,537,325
Fortune Brands Innovations, Inc. .......... 152,716 5,951,343
Gibraltar Industries, Inc.
(a)
............... 42,503 1,694,595
Griffon Corp. ........................ 52,209 3,794,550
Hayward Holdings, Inc.
(a)
................ 257,435 3,444,480
Insteel Industries, Inc. .................. 25,061 842,300
Janus International Group, Inc.
(a)
.......... 188,004 968,221
JELD-WEN Holding, Inc.
(a) (b)
.............. 108,126 134,076
Johnson Controls International plc ......... 769,265 100,735,252
Lennox International, Inc. ............... 39,942 18,538,280
Masco Corp. ........................ 259,005 15,636,132
Masterbrand, Inc.
(a) (b)
.................. 166,297 1,381,928
Modine Manufacturing Co.
(a) (b)
............ 66,984 14,516,103
Owens Corning ...................... 104,482 11,307,042
Quanex Building Products Corp. ........... 56,165 1,009,285
Resideo Technologies, Inc.
(a)
............. 177,038 5,967,951
Simpson Manufacturing Co., Inc. .......... 53,059 9,105,986
Tecnoglass, Inc. ...................... 34,576 1,540,361
Trane Technologies plc ................. 278,111 115,899,978
Trex Co., Inc.
(a)
...................... 136,934 4,987,136
UFP Industries, Inc. ................... 74,735 6,884,588
Zurn Elkay Water Solutions Corp. .......... 192,462 8,629,996
481,668,253
Capital Markets — 3.2%
Acadian Asset Management, Inc. .......... 41,403 2,253,151
Affiliated Managers Group, Inc. ........... 34,541 9,557,495
ALT5 Sigma Corp.
(a) (b)
.................. 897 996
Ameriprise Financial, Inc. ............... 113,934 50,632,270
Ares Management Corp. , Class A .......... 258,136 28,162,638
Artisan Partners Asset Management, Inc. , Class
A ............................. 89,650 3,262,363
Bank of New York Mellon Corp. (The) ....... 872,432 103,496,608
BGC Group, Inc. , Class A ............... 500,015 4,890,147

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
BlackRock, Inc.
(e)
..................... 181,743 $ 174,784,060
Blackstone, Inc. , Class A ................ 944,493 108,607,250
Blue Owl Capital, Inc. , Class A ............ 804,634 7,346,308
Carlyle Group, Inc. (The) ................ 332,668 16,097,804
CBOE Global Markets, Inc. .............. 130,599 36,707,461
Charles Schwab Corp. (The) ............. 2,106,276 197,947,818
CME Group, Inc. , Class A ............... 453,560 133,958,946
Cohen & Steers, Inc. .................. 36,743 2,298,275
Coinbase Global, Inc. , Class A
(a)
........... 281,389 49,133,333
DigitalBridge Group, Inc. , Class A .......... 213,546 3,292,879
Donnelley Financial Solutions, Inc.
(a)
........ 33,265 1,568,112
Evercore, Inc. , Class A ................. 48,406 14,449,675
FactSet Research Systems, Inc. ........... 47,845 10,381,887
Federated Hermes, Inc. , Class B, NVS ...... 97,994 5,557,240
Franklin Resources, Inc. ................ 401,532 9,484,186
Galaxy Digital, Inc. , Class A
(a) (b)
........... 248,015 4,575,877
GCM Grosvenor, Inc. , Class A ............ 79,252 776,670
Goldman Sachs Group, Inc. (The) ......... 376,948 318,894,239
Hamilton Lane, Inc. , Class A ............. 52,176 5,186,294
Houlihan Lokey, Inc. , Class A ............. 67,436 9,685,158
Interactive Brokers Group, Inc. , Class A ...... 557,665 37,402,592
Intercontinental Exchange, Inc. ........... 718,304 112,974,853
Invesco Ltd. ........................ 567,596 13,786,907
Janus Henderson Group plc ............. 165,898 8,522,180
Jefferies Financial Group, Inc. ............ 205,903 8,497,617
KKR & Co., Inc. ...................... 862,114 79,745,545
Lazard, Inc. ........................ 143,635 6,101,615
LPL Financial Holdings, Inc.
(b)
............ 100,986 30,379,618
MarketAxess Holdings, Inc. .............. 44,668 7,369,327
Miami International Holdings, Inc.
(a) (b)
........ 47,390 1,844,419
Moelis & Co. , Class A .................. 67,479 3,846,303
Moody's Corp. ....................... 193,337 84,343,266
Morgan Stanley ...................... 1,515,021 249,327,006
Morningstar, Inc. ..................... 31,818 5,378,833
MSCI, Inc. ......................... 92,609 49,917,177
Nasdaq, Inc. ........................ 566,616 48,100,032
Northern Trust Corp. ................... 234,755 32,764,755
Open Lending Corp.
(a) (b)
................. 121,542 151,927
Perella Weinberg Partners , Class C ........ 81,089 1,472,576
Piper Sandler Cos.
(b)
................... 86,004 6,583,606
PJT Partners, Inc. , Class A .............. 31,605 4,415,851
Raymond James Financial, Inc. ........... 222,287 32,184,935
Ridgepost Capital, Inc. , Class A ........... 86,521 628,142
Robinhood Markets, Inc. , Class A
(a)
......... 995,697 69,001,802
S&P Global, Inc. ..................... 385,606 164,013,656
SEI Investments Co. ................... 113,104 8,875,271
State Street Corp. .................... 350,593 44,371,050
StepStone Group, Inc. , Class A ........... 97,027 4,630,128
Stifel Financial Corp. .................. 193,814 14,326,731
StoneX Group, Inc.
(a)
.................. 85,326 6,881,542
T. Rowe Price Group, Inc. ............... 272,001 24,518,170
TPG, Inc. , Class A .................... 161,553 6,544,512
Tradeweb Markets, Inc. , Class A ........... 146,819 17,274,724
Twenty One Capital, Inc. , Class A, NVS
(a) (b)
.... 439,573 2,813,267
Victory Capital Holdings, Inc. , Class A ....... 64,172 4,201,983
Virtu Financial, Inc. , Class A .............. 103,403 4,547,664
Virtus Investment Partners, Inc. ........... 9,975 1,340,141
WisdomTree, Inc. ..................... 176,418 2,568,646
2,514,637,509
Chemicals — 1.2%
AdvanSix, Inc. ....................... 34,235 835,334
Air Products & Chemicals, Inc. ............ 279,196 81,103,646
Albemarle Corp. ..................... 148,638 26,684,980
Ashland, Inc. ........................ 63,107 3,509,380
Security
Shares
Shares Value
Chemicals (continued)
ASP Isotopes, Inc.
(a) (b)
.................. 177,777 $ 785,774
Aspen Aerogels, Inc.
(a)
................. 79,679 272,502
Avient Corp. ........................ 120,120 4,360,356
Axalta Coating Systems Ltd.
(a)
............ 265,808 7,362,882
Balchem Corp. ...................... 42,360 7,179,173
Cabot Corp. ........................ 69,590 5,240,823
Celanese Corp. ...................... 139,064 9,146,239
CF Industries Holdings, Inc. .............. 195,120 25,334,381
Chemours Co. (The) ................... 188,618 4,155,255
Corteva, Inc. ........................ 846,987 70,901,282
Dow, Inc. .......................... 904,140 37,657,431
DuPont de Nemours, Inc. ............... 519,140 23,776,612
Eastman Chemical Co. ................. 144,023 10,991,835
Ecolab, Inc. ........................ 319,794 85,071,600
Ecovyst, Inc.
(a)
....................... 152,531 1,961,549
Element Solutions, Inc. ................. 291,838 9,963,349
FMC Corp. ......................... 158,160 2,723,515
Hawkins, Inc. ....................... 26,163 4,018,637
HB Fuller Co. ....................... 74,522 4,596,517
Huntsman Corp. ..................... 220,978 2,941,217
Ingevity Corp.
(a)
...................... 48,832 3,478,303
Innospec, Inc. ....................... 32,798 2,394,910
International Flavors & Fragrances, Inc. ...... 322,084 23,367,194
Koppers Holdings, Inc. ................. 25,459 984,754
Linde plc .......................... 586,520 290,773,155
LSB Industries, Inc.
(a)
.................. 85,637 1,275,991
LyondellBasell Industries NV , Class A ....... 325,469 26,219,783
Mativ Holdings, Inc. ................... 64,786 563,638
Minerals Technologies, Inc. .............. 44,438 3,151,543
Mosaic Co. (The) ..................... 399,540 10,188,270
NewMarket Corp. ..................... 9,507 6,093,512
Olin Corp. .......................... 154,231 4,585,288
Orion SA .......................... 76,988 500,422
Perimeter Solutions, Inc.
(a) (b)
.............. 183,209 4,473,964
PPG Industries, Inc. ................... 280,361 29,964,984
PureCycle Technologies, Inc.
(a) (b)
........... 200,632 1,041,280
Quaker Chemical Corp. ................ 18,827 2,338,878
Rayonier Advanced Materials, Inc.
(a)
........ 91,172 1,009,274
RPM International, Inc. ................. 158,513 15,756,192
Scotts Miracle-Gro Co. (The) ............. 58,203 3,539,324
Sensient Technologies Corp. ............. 53,174 4,596,361
Sherwin-Williams Co. (The) .............. 288,623 92,518,103
Solstice Advanced Materials, Inc. .......... 198,678 15,131,317
Stepan Co. ......................... 29,196 1,459,216
Trinseo plc ......................... 66,381 6,970
Tronox Holdings plc ................... 153,557 1,500,252
Westlake Corp. ...................... 42,287 4,939,967
982,427,114
Commercial Services & Supplies — 0.5%
ABM Industries, Inc. ................... 81,028 3,121,198
ACCO Brands Corp. ................... 124,057 372,171
ACV Auctions, Inc. , Class A
(a) (b)
............ 235,483 998,448
Brady Corp. , Class A, NVS .............. 54,524 4,429,530
BrightView Holdings, Inc.
(a)
.............. 89,278 1,052,588
Brink's Co. (The) ..................... 52,473 5,437,777
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 77,461 6,145,756
Cimpress plc
(a) (b)
..................... 23,396 1,707,908
Cintas Corp. ........................ 424,530 71,805,004
Clean Harbors, Inc.
(a)
.................. 63,097 18,091,803
Copart, Inc.
(a)
....................... 1,116,380 37,063,816
CoreCivic, Inc.
(a)
..................... 136,292 2,577,282
Deluxe Corp. ........................ 56,572 1,557,993
Ennis, Inc. ......................... 33,034 707,588
Enviri Corp.
(a) (b)
...................... 98,441 1,931,412

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
GEO Group, Inc. (The)
(a)
................ 178,075 $ 2,993,441
Healthcare Services Group, Inc.
(a)
.......... 90,082 1,671,021
HNI Corp. .......................... 88,011 2,938,687
Interface, Inc. ....................... 81,704 2,036,064
Liquidity Services, Inc.
(a)
................ 32,251 985,913
MillerKnoll, Inc. ...................... 96,244 1,391,688
Montrose Environmental Group, Inc.
(a)
....... 41,513 908,720
MSA Safety, Inc. ..................... 46,138 7,564,325
OPENLANE, Inc.
(a)
.................... 147,748 4,306,854
RB Global, Inc. ...................... 235,112 22,535,485
Republic Services, Inc. ................. 250,530 54,871,081
Rollins, Inc. ......................... 362,634 19,368,282
Tetra Tech, Inc. ...................... 327,000 9,849,240
UniFirst Corp. ....................... 18,738 4,714,293
Veralto Corp. ........................ 310,314 27,437,964
Vestis Corp.
(a)
....................... 164,049 1,289,425
Waste Management, Inc. ................ 465,943 107,069,042
428,931,799
Communications Equipment — 1.1%
ADTRAN Holdings, Inc.
(a) (b)
.............. 93,692 1,178,645
Applied Optoelectronics, Inc.
(a) (b)
........... 81,645 6,906,351
Arista Networks, Inc.
(a)
................. 1,298,531 159,433,636
Aviat Networks, Inc.
(a)
.................. 18,948 428,414
Calix, Inc.
(a)
......................... 77,034 3,773,896
Ciena Corp.
(a)
....................... 177,665 68,974,883
Cisco Systems, Inc. ................... 4,969,607 385,591,807
Clearfield, Inc.
(a) (b)
..................... 20,849 551,873
Digi International, Inc.
(a) (b)
............... 54,899 2,646,132
Extreme Networks, Inc.
(a)
................ 182,438 2,751,165
F5, Inc.
(a)
.......................... 70,683 20,450,712
Harmonic, Inc.
(a)
...................... 141,299 1,268,865
Lumentum Holdings, Inc.
(a) (b)
............. 89,858 63,148,608
Motorola Solutions, Inc. ................ 207,488 90,043,567
NETGEAR, Inc.
(a)
..................... 43,311 945,912
NetScout Systems, Inc.
(a)
............... 85,860 2,729,490
Ondas, Inc.
(a) (b)
...................... 572,770 5,177,841
Ribbon Communications, Inc.
(a) (b)
.......... 199,437 422,807
Ubiquiti, Inc. ........................ 5,292 4,182,215
Viasat, Inc.
(a)
........................ 169,633 7,769,191
Viavi Solutions, Inc.
(a)
.................. 292,201 9,724,449
Vistance Networks, Inc.
(a)
............... 270,871 4,929,852
843,030,311
Construction & Engineering — 0.5%
AECOM ........................... 163,005 13,826,084
Ameresco, Inc. , Class A
(a)
............... 46,192 1,177,896
API Group Corp.
(a)
.................... 485,918 19,689,397
Arcosa, Inc. ........................ 60,517 6,423,274
Argan, Inc. ......................... 17,627 9,600,545
Bowman Consulting Group Ltd.
(a)
.......... 19,948 567,321
Centuri Holdings, Inc.
(a) (b)
................ 105,427 3,079,523
Comfort Systems USA, Inc. .............. 44,407 61,236,809
Construction Partners, Inc. , Class A
(a) (b)
...... 60,177 6,686,868
Dycom Industries, Inc.
(a)
................ 36,807 12,470,948
EMCOR Group, Inc. ................... 56,155 41,459,798
Everus Construction Group, Inc.
(a)
.......... 64,546 7,620,301
Fluor Corp.
(a)
........................ 200,147 9,336,858
Granite Construction, Inc.
(b)
.............. 55,349 6,635,238
Great Lakes Dredge & Dock Corp.
(a)
........ 114,469 1,945,973
IES Holdings, Inc.
(a) (b)
.................. 10,895 5,191,141
Legence Corp. , Class A
(a) (b)
.............. 44,828 2,530,989
Limbach Holdings, Inc.
(a) (b)
............... 12,404 968,132
MasTec, Inc.
(a)
....................... 78,028 25,104,729
MYR Group, Inc.
(a)
.................... 21,201 5,985,466
Security
Shares
Shares Value
Construction & Engineering (continued)
NWPX Infrastructure, Inc.
(a)
.............. 18,128 $ 1,411,446
Orion Group Holdings, Inc.
(a) (b)
............ 57,037 621,703
Primoris Services Corp. ................ 67,416 9,643,185
Quanta Services, Inc. .................. 187,181 102,766,113
Solv Energy, Inc. , Class A
(a) (b)
............. 26,491 795,525
Sterling Infrastructure, Inc.
(a) (b)
............ 38,330 15,610,659
Terrestrial Energy, Inc.
(a) (b)
............... 280 1,681
Tutor Perini Corp.
(b)
................... 55,758 4,303,960
Valmont Industries, Inc. ................. 24,786 9,903,742
WillScot Holdings Corp. , Class A .......... 238,611 4,142,287
390,737,591
Construction Materials — 0.3%
Amrize Ltd.
(a)
........................ 645,979 36,187,744
CRH plc ........................... 842,864 88,601,864
Eagle Materials, Inc. ................... 41,491 7,860,470
Knife River Corp.
(a) (b)
................... 71,783 5,861,082
Martin Marietta Materials, Inc. ............ 75,721 44,575,438
United States Lime & Minerals, Inc.
(b)
....... 15,110 1,973,517
Vulcan Materials Co. .................. 166,531 45,346,391
230,406,506
Consumer Finance — 0.6%
Ally Financial, Inc. .................... 356,398 13,981,494
American Express Co. ................. 674,501 204,023,062
Bread Financial Holdings, Inc. ............ 43,018 3,221,618
Capital One Financial Corp. .............. 788,338 143,816,501
Credit Acceptance Corp.
(a) (b)
.............. 7,922 3,354,650
Dave, Inc. , Class A
(a) (b)
................. 13,975 2,432,908
Encore Capital Group, Inc.
(a)
............. 29,940 2,099,393
Enova International, Inc.
(a)
............... 31,448 4,271,582
EZCORP, Inc. , Class A, NVS
(a)
............ 66,730 1,693,607
Figure Technology Solutions, Inc. , Class A
(a) (b)
.. 45,552 1,546,490
FirstCash Holdings, Inc. ................ 49,409 9,288,892
Green Dot Corp. , Class A
(a) (b)
............. 77,749 872,344
LendingClub Corp.
(a) (b)
.................. 155,596 2,228,135
LendingTree, Inc.
(a)
.................... 15,248 653,834
Navient Corp. ....................... 118,794 971,735
Nelnet, Inc. , Class A ................... 20,081 2,589,646
NerdWallet, Inc. , Class A
(a) (b)
............. 65,428 679,143
OneMain Holdings, Inc. ................. 147,537 7,891,754
PRA Group, Inc.
(a)
.................... 55,745 975,537
PROG Holdings, Inc. .................. 50,824 1,458,141
SLM Corp. ......................... 262,566 5,621,538
SoFi Technologies, Inc.
(a) (b)
.............. 1,596,314 25,349,466
Synchrony Financial ................... 438,546 29,829,899
Upstart Holdings, Inc.
(a) (b)
................ 118,278 3,033,831
World Acceptance Corp.
(a)
............... 3,884 524,495
472,409,695
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc. , Class A ............ 466,230 7,944,559
Andersons, Inc. (The) .................. 41,213 2,958,269
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 166,187 16,356,125
Casey's General Stores, Inc. ............. 46,828 34,084,228
Chefs' Warehouse, Inc. (The)
(a)
........... 49,557 2,946,164
Costco Wholesale Corp. ................ 558,499 556,505,159
Dollar General Corp. .................. 277,385 32,933,921
Dollar Tree, Inc.
(a)
..................... 233,246 25,542,769
Grocery Outlet Holding Corp.
(a) (b)
........... 112,547 793,456
Ingles Markets, Inc. , Class A ............. 18,682 1,679,325
Kroger Co. (The) ..................... 730,828 52,882,714
Maplebear, Inc.
(a) (b)
.................... 231,511 8,672,402
Natural Grocers by Vitamin Cottage, Inc. ..... 14,844 383,717
Performance Food Group Co.
(a)
........... 199,499 17,089,084
PriceSmart, Inc. ...................... 33,059 4,975,380

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market, Inc.
(a)
............ 124,559 $ 9,607,236
Sysco Corp. ........................ 595,672 42,489,284
Target Corp. ........................ 572,445 69,380,334
United Natural Foods, Inc.
(a)
.............. 79,716 3,592,003
US Foods Holding Corp.
(a) (b)
.............. 280,335 25,849,690
Walmart, Inc. ........................ 5,511,652 684,988,111
Weis Markets, Inc. .................... 14,379 983,380
1,602,637,310
Containers & Packaging — 0.2%
Amcor plc .......................... 583,647 23,199,960
AptarGroup, Inc. ..................... 82,194 10,358,088
Avery Dennison Corp. .................. 96,396 16,645,661
Ball Corp. .......................... 327,754 19,373,539
Crown Holdings, Inc. .................. 140,806 14,115,802
Graphic Packaging Holding Co. ........... 379,232 3,769,566
Greif, Inc. , Class A, NVS ................ 30,424 2,040,538
Greif, Inc. , Class B .................... 11,125 973,882
International Paper Co. ................. 664,386 23,718,580
Myers Industries, Inc. .................. 52,834 1,119,024
O-I Glass, Inc.
(a)
...................... 190,640 2,003,627
Packaging Corp. of America ............. 111,432 23,648,099
Sealed Air Corp. ..................... 181,400 7,627,870
Silgan Holdings, Inc. ................... 111,392 4,322,010
Smurfit Westrock plc .................. 658,833 26,254,495
Sonoco Products Co. .................. 120,974 6,543,484
TriMas Corp. ........................ 48,162 1,730,942
187,445,167
Distributors — 0.0%
Genuine Parts Co. .................... 176,120 18,624,690
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 35,698 1,619,975
Gold.com, Inc. ....................... 24,908 998,313
LKQ Corp. ......................... 324,402 9,527,687
Pool Corp. ......................... 42,216 8,541,563
39,312,228
Diversified Consumer Services — 0.1%
ADT, Inc. .......................... 612,427 4,023,645
American Public Education, Inc.
(a) (b)
......... 30,357 1,726,706
Bright Horizons Family Solutions, Inc.
(a)
...... 73,945 6,073,103
Carriage Services, Inc. ................. 22,158 1,011,734
Coursera, Inc.
(a) (b)
..................... 189,307 1,101,767
Covista, Inc.
(a)
....................... 46,013 5,302,998
Driven Brands Holdings, Inc.
(a) (b)
........... 78,717 992,621
Duolingo, Inc. , Class A
(a) (b)
............... 51,289 5,055,557
Frontdoor, Inc.
(a)
...................... 95,784 5,063,142
Graham Holdings Co. , Class B ............ 3,992 4,220,582
Grand Canyon Education, Inc.
(a)
........... 35,960 6,114,279
H&R Block, Inc. ...................... 158,182 5,020,697
Laureate Education, Inc.
(a)
............... 170,209 5,930,082
Liberty Live Holdings, Inc. , Class A
(a)
........ 29,483 2,701,822
Liberty Live Holdings, Inc. , Class C, NVS
(a)
.... 65,221 6,137,948
Lincoln Educational Services Corp.
(a) (b)
....... 31,119 1,265,921
Matthews International Corp. , Class A ....... 45,168 1,166,238
McGraw Hill, Inc.
(a) (b)
................... 100 1,370
Mister Car Wash, Inc.
(a)
................. 153,553 1,070,264
OneSpaWorld Holdings Ltd. .............. 131,213 3,011,338
Perdoceo Education Corp. ............... 74,426 2,769,392
Service Corp. International .............. 174,827 14,424,976
Strategic Education, Inc. ................ 30,668 2,544,217
Stride, Inc.
(a)
........................ 53,665 4,731,643
Udemy, Inc.
(a)
....................... 122,271 564,892
Universal Technical Institute, Inc.
(a) (b)
........ 67,605 2,440,541
94,467,475
Security
Shares
Shares Value
Diversified REITs — 0.0%
AH Realty Trust, Inc. .................. 134,184 $ 738,012
American Assets Trust, Inc. .............. 65,460 1,205,119
Broadstone Net Lease, Inc. .............. 242,420 4,429,013
CTO Realty Growth, Inc. ................ 35,880 663,421
Essential Properties Realty Trust, Inc. ....... 252,508 7,666,143
Gladstone Commercial Corp. ............. 65,546 749,191
Global Net Lease, Inc. ................. 244,363 2,287,238
WP Carey, Inc. ...................... 276,573 18,795,901
36,534,038
Diversified Telecommunication Services — 0.9%
Anterix, Inc.
(a) (b)
...................... 25,202 962,464
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 314,525 26,064,687
AT&T, Inc. .......................... 8,812,739 255,481,304
ATN International, Inc. ................. 40 1,089
Bandwidth, Inc. , Class A
(a) (b)
.............. 31,330 558,301
Cogent Communications Holdings, Inc.
(b)
..... 65,191 1,228,198
Comcast Corp. , Class A ................ 4,510,473 129,495,680
GCI Liberty, Inc. , Class A
(a) (b)
............. 4,211 155,175
GCI Liberty, Inc. , Class C, NVS
(a)
.......... 41,459 1,542,690
Globalstar, Inc.
(a)
..................... 62,715 4,165,530
IDT Corp. , Class B .................... 24,989 1,226,960
Iridium Communications, Inc. ............. 146,442 4,062,301
Liberty Global Ltd. , Class A
(a)
............. 182,435 2,205,639
Liberty Global Ltd. , Class C, NVS
(a)
......... 210,954 2,474,490
Liberty Latin America Ltd. , Class A
(a) (b)
....... 66,258 572,469
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 146,552 1,292,589
Lumen Technologies, Inc.
(a)
.............. 1,213,591 8,434,457
Shenandoah Telecommunications Co. ....... 70,056 1,080,263
Uniti Group, Inc. ..................... 234,710 2,201,580
Verizon Communications, Inc. ............ 5,301,989 266,159,848
709,365,714
Electric Utilities — 1.5%
Alliant Energy Corp. ................... 330,987 23,751,627
American Electric Power Co., Inc. .......... 677,904 88,859,656
Constellation Energy Corp. .............. 392,605 109,634,946
Duke Energy Corp. ................... 971,984 127,271,585
Edison International ................... 482,416 35,303,203
Entergy Corp. ....................... 559,686 62,886,319
Evergy, Inc. ......................... 290,456 23,794,156
Eversource Energy ................... 472,185 32,712,977
Exelon Corp. ........................ 1,276,595 62,578,687
FirstEnergy Corp. .................... 667,571 33,819,147
Genie Energy Ltd. , Class B .............. 24,094 340,689
Hawaiian Electric Industries, Inc.
(a) (b)
........ 232,171 3,445,418
IDACORP, Inc. ...................... 68,743 9,828,187
MGE Energy, Inc. ..................... 45,631 3,526,820
NextEra Energy, Inc. .................. 2,620,666 243,407,458
NRG Energy, Inc. ..................... 267,575 39,103,410
OGE Energy Corp. .................... 285,934 13,713,395
Oklo, Inc. , Class A
(a) (b)
.................. 156,855 7,778,439
Otter Tail Corp. ...................... 53,017 4,653,302
PG&E Corp. ........................ 2,768,825 48,648,255
Pinnacle West Capital Corp. ............. 147,898 14,900,723
Portland General Electric Co. ............. 128,462 6,778,940
PPL Corp. ......................... 931,233 35,573,101
Southern Co. (The) ................... 1,387,355 133,907,505
TXNM Energy, Inc. .................... 126,088 7,371,104
Xcel Energy, Inc. ..................... 744,499 59,143,001
1,232,732,050
Electrical Equipment — 1.3%
Acuity, Inc. ......................... 38,241 10,715,893
Allient, Inc.
(b)
........................ 23,743 1,402,974
American Superconductor Corp.
(a) (b)
........ 63,596 2,152,725

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
AMETEK, Inc. ....................... 289,049 $ 61,960,544
Amprius Technologies, Inc.
(a) (b)
............ 171,895 2,898,150
Array Technologies, Inc.
(a) (b)
.............. 174,693 1,263,030
Atkore, Inc. ......................... 47,086 2,773,836
Babcock & Wilcox Enterprises, Inc.
(a) (b)
....... 143,478 2,107,692
Bloom Energy Corp. , Class A
(a)
............ 324,859 44,015,146
ChargePoint Holdings, Inc.
(a) (b)
............ 33,592 163,257
Eaton Corp. plc ...................... 488,302 174,650,976
Emerson Electric Co. .................. 705,667 92,456,490
Energy Vault Holdings, Inc.
(a) (b)
............ 223,153 736,405
EnerSys ........................... 47,377 8,230,332
Enovix Corp.
(a) (b)
...................... 274,464 1,421,724
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 438,860 2,176,746
Fluence Energy, Inc. , Class A
(a)
........... 72,582 998,728
Forgent Power Solutions, Inc.
(a) (b)
.......... 68,350 2,000,604
FuelCell Energy, Inc.
(a) (b)
................ 220 1,437
GE Vernova, Inc. ..................... 339,313 296,186,318
Generac Holdings, Inc.
(a)
................ 74,438 14,539,975
GrafTech International Ltd.
(a) (b)
............ 26,616 180,456
Hubbell, Inc. ........................ 66,786 32,774,562
KULR Technology Group, Inc.
(a) (b)
.......... 78,884 186,955
LSI Industries, Inc. .................... 37,311 693,985
NANO Nuclear Energy, Inc.
(a) (b)
............ 56,397 1,155,011
Nextpower, Inc. , Class A
(a)
............... 186,842 22,523,803
NuScale Power Corp. , Class A
(a) (b)
.......... 202,456 2,194,623
nVent Electric plc ..................... 203,830 24,109,012
Plug Power, Inc.
(a) (b)
................... 1,835,290 4,147,755
Powell Industries, Inc. .................. 11,505 6,225,125
Power Solutions International, Inc.
(a) (b)
....... 8,506 517,845
Preformed Line Products Co. ............. 3,377 914,323
Regal Rexnord Corp. .................. 84,970 15,911,482
Rockwell Automation, Inc. ............... 141,544 50,797,311
Sensata Technologies Holding plc .......... 190,700 6,716,454
SES AI Corp. , Class A
(a) (b)
............... 328,548 316,063
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 215,030 1,414,897
Sunrun, Inc.
(a)
....................... 289,267 3,922,461
T1 Energy, Inc.
(a) (b)
.................... 280,083 1,229,564
Thermon Group Holdings, Inc.
(a)
........... 42,844 2,159,338
Vertiv Holdings Co. , Class A ............. 481,567 120,671,059
Vicor Corp.
(a)
........................ 29,482 4,746,602
1,026,361,668
Electronic Equipment, Instruments & Components — 1.1%
Advanced Energy Industries, Inc. .......... 47,085 15,194,800
Aeva Technologies, Inc.
(a) (b)
.............. 41,770 549,693
Amphenol Corp. , Class A ............... 1,544,755 195,179,794
Arlo Technologies, Inc.
(a)
................ 141,280 2,010,414
Arrow Electronics, Inc.
(a)
................ 63,491 9,105,244
Avnet, Inc. ......................... 100,287 6,179,685
Badger Meter, Inc. .................... 36,017 5,487,190
Bel Fuse, Inc. , Class B, NVS
(b)
............ 15,378 3,044,536
Belden, Inc. ........................ 52,731 6,055,101
Benchmark Electronics, Inc. ............. 51,194 2,869,936
CDW Corp. ......................... 164,785 19,942,281
Climb Global Solutions, Inc. .............. 80 1,586
Cognex Corp. ....................... 211,190 10,346,198
Coherent Corp.
(a)
..................... 235,802 56,170,394
Corning, Inc. ........................ 982,444 133,582,911
Crane NXT Co. ...................... 65,284 2,649,878
CTS Corp. ......................... 36,848 1,759,861
Daktronics, Inc.
(a)
..................... 68,334 1,335,930
ePlus, Inc. ......................... 33,499 2,520,800
Evolv Technologies Holdings, Inc.
(a) (b)
....... 188,184 1,138,513
Fabrinet
(a) (b)
......................... 45,042 23,490,304
Flex Ltd.
(a)
.......................... 466,059 30,508,222
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc.
(a)
............... 39,942 $ 2,676,513
IPG Photonics Corp.
(a) (b)
................ 31,869 3,651,869
Itron, Inc.
(a)
......................... 56,107 5,028,870
Jabil, Inc. .......................... 132,634 35,231,569
Keysight Technologies, Inc.
(a)
............. 216,879 61,240,123
Kimball Electronics, Inc.
(a)
............... 35,578 842,843
Knowles Corp.
(a)
..................... 107,969 2,772,644
LightPath Technologies, Inc. , Class A
(a) (b)
..... 84,729 849,832
Lightwave Logic, Inc.
(a) (b)
................ 186,704 1,312,529
Littelfuse, Inc. ....................... 31,952 10,842,911
Methode Electronics, Inc. ............... 44,962 248,190
MicroVision, Inc.
(a) (b)
................... 338,315 216,928
Mirion Technologies, Inc. , Class A
(a)
........ 324,943 6,040,690
M-Tron Industries, Inc.
(a) (b)
............... 1,222 81,691
Napco Security Technologies, Inc. ......... 46,959 1,849,715
Neonode, Inc.
(a) (b)
..................... 27,149 38,009
nLight, Inc.
(a)
........................ 70,057 3,994,650
Novanta, Inc.
(a) (b)
..................... 45,499 5,373,887
OSI Systems, Inc.
(a) (b)
.................. 20,447 5,428,883
Ouster, Inc. , Class A
(a) (b)
................ 84,893 1,559,484
PC Connection, Inc. ................... 20,511 1,199,073
Plexus Corp.
(a)
....................... 33,362 6,757,140
Powerfleet, Inc.
(a) (b)
.................... 138,494 426,562
Ralliant Corp. ....................... 143,798 5,980,559
Rogers Corp.
(a)
...................... 21,426 2,299,653
Sanmina Corp.
(a)
..................... 68,724 8,909,379
ScanSource, Inc.
(a)
.................... 28,928 1,050,086
SmartRent, Inc. , Class A
(a) (b)
.............. 305,807 458,711
TD SYNNEX Corp. .................... 96,272 16,242,049
TE Connectivity plc ................... 369,516 77,236,234
Teledyne Technologies, Inc.
(a)
............. 58,725 35,529,212
TTM Technologies, Inc.
(a)
................ 131,526 12,813,263
Unusual Machines, Inc.
(a) (b)
.............. 62,840 779,216
Vishay Intertechnology, Inc. .............. 163,190 2,937,420
Vishay Precision Group, Inc.
(a) (b)
........... 19,645 852,986
Vontier Corp. ........................ 188,470 6,685,031
Vuzix Corp.
(a) (b)
...................... 202,923 468,752
Zebra Technologies Corp. , Class A
(a)
........ 63,152 13,203,820
872,234,247
Energy Equipment & Services — 0.5%
Archrock, Inc. ....................... 223,719 7,785,421
Atlas Energy Solutions, Inc. .............. 90,236 1,183,896
Baker Hughes Co. , Class A .............. 1,240,039 75,704,381
Bristow Group, Inc. ................... 33,150 1,554,403
Cactus, Inc. , Class A .................. 92,075 4,361,593
Core Laboratories, Inc.
(b)
................ 70,306 1,180,438
Expro Group Holdings NV
(a) (b)
............. 148,776 2,590,190
Halliburton Co. ...................... 1,060,545 41,350,650
Helix Energy Solutions Group, Inc.
(a)
........ 202,069 1,998,462
Helmerich & Payne, Inc. ................ 130,487 4,701,447
Innovex International, Inc.
(a) (b)
............. 43,177 1,053,087
Kodiak Gas Services, Inc. ............... 105,703 6,164,599
Liberty Energy, Inc. , Class A ............. 206,341 5,942,621
Nabors Industries Ltd.
(a)
................ 20,742 1,785,057
Noble Corp. plc ...................... 164,297 8,062,054
NOV, Inc. .......................... 466,248 8,770,125
Oceaneering International, Inc.
(a)
.......... 133,480 4,734,536
Oil States International, Inc.
(a)
............. 87,582 1,019,454
Patterson-UTI Energy, Inc. .............. 467,971 5,068,126
ProPetro Holding Corp.
(a)
................ 126,418 1,821,683
RPC, Inc. .......................... 103,032 729,467
SEACOR Marine Holdings, Inc.
(a) (b)
......... 56,459 404,246
Seadrill Ltd.
(a)
....................... 82,984 3,775,772
Select Water Solutions, Inc. , Class A ........ 153,925 2,355,052

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
SLB Ltd. ........................... 1,876,434 $ 96,429,943
Solaris Energy Infrastructure, Inc. , Class A .... 54,649 3,088,215
TechnipFMC plc ...................... 514,924 35,596,696
TETRA Technologies, Inc.
(a) (b)
............. 166,456 1,418,205
Tidewater, Inc.
(a)
..................... 59,251 4,950,421
Transocean Ltd.
(a)
.................... 1,327,239 8,799,595
Valaris Ltd.
(a) (b)
....................... 81,936 8,033,005
Weatherford International plc ............. 89,713 8,485,056
360,897,896
Entertainment — 1.4%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 672,130 658,687
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 15,247 718,896
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
63,983 2,732,074
Cinemark Holdings, Inc. ................ 127,032 3,622,953
Electronic Arts, Inc. ................... 281,587 57,407,142
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 36,335 2,837,037
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 277,734 23,612,944
Lionsgate Studios Corp.
(a) (b)
.............. 295,443 2,833,298
Live Nation Entertainment, Inc.
(a) (b)
......... 200,029 30,506,423
Madison Square Garden Entertainment Corp.
(a)
. 53,554 3,154,866
Madison Square Garden Sports Corp.
(a)
...... 23,265 7,477,371
Marcus Corp. (The) ................... 35,372 607,337
Netflix, Inc.
(a)
........................ 5,312,926 510,837,835
Playtika Holding Corp. ................. 156,652 435,493
ROBLOX Corp. , Class A
(a)
............... 836,044 47,286,649
Roku, Inc. , Class A
(a)
.................. 167,689 15,866,733
Sphere Entertainment Co. , Class A
(a) (b)
....... 36,084 4,236,262
Starz Entertainment Corp.
(b)
.............. 17,486 201,089
Stubhub Holdings, Inc. , Class A
(a) (b)
......... 200 1,248
Take-Two Interactive Software, Inc.
(a)
........ 220,022 43,454,345
TKO Group Holdings, Inc. , Class A ......... 83,527 16,843,219
Vivid Seats, Inc. , Class A
(a) (b)
............. 5,199 30,726
Walt Disney Co. (The) ................. 2,229,619 214,890,679
Warner Bros Discovery, Inc.
(a)
............ 3,115,368 85,548,005
Warner Music Group Corp. , Class A ........ 182,877 4,670,679
1,080,471,990
Financial Services — 3.4%
Affirm Holdings, Inc. , Class A
(a)
............ 372,091 17,049,210
Alerus Financial Corp. ................. 32,884 779,680
Apollo Global Management, Inc. ........... 585,302 65,214,349
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,305,025 1,104,567,980
Better Home & Finance Holding Co.
(a) (b)
...... 12,316 438,696
Block, Inc. , Class A
(a)
.................. 692,349 41,665,563
Cannae Holdings, Inc. ................. 100,942 1,147,710
Cantaloupe, Inc.
(a) (b)
................... 104,207 1,126,478
Cass Information Systems, Inc. ........... 22,052 970,729
Chime Financial, Inc. , Class A
(a) (b)
.......... 51,287 960,605
Corpay, Inc.
(a) (b)
...................... 88,189 25,662,117
Enact Holdings, Inc. ................... 54,115 2,208,433
Equitable Holdings, Inc. ................ 325,592 12,082,719
Essent Group Ltd. .................... 121,524 7,101,863
Euronet Worldwide, Inc.
(a)
............... 49,178 3,263,944
EVERTEC, Inc. ...................... 87,648 2,473,427
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 11,086 1,644,607
Fidelity National Information Services, Inc. .... 658,106 30,871,752
Fiserv, Inc.
(a)
........................ 676,519 37,749,760
Flywire Corp.
(a) (b)
..................... 136,401 1,587,708
Global Payments, Inc. ................. 299,261 20,140,265
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 158,495 5,824,691
Security
Shares
Shares Value
Financial Services (continued)
International Money Express, Inc.
(a)
......... 92 $ 1,454
Jack Henry & Associates, Inc. ............ 89,154 14,089,898
Jackson Financial, Inc. , Class A ........... 54,529 5,764,806
loanDepot, Inc. , Class A
(a) (b)
.............. 253,351 359,758
Marqeta, Inc. , Class A
(a)
................ 574,106 2,342,352
Mastercard, Inc. , Class A ................ 1,024,219 511,761,266
Merchants Bancorp ................... 37,045 1,589,601
MGIC Investment Corp. ................ 281,079 7,378,324
NCR Atleos Corp.
(a)
................... 89,246 3,889,341
NewtekOne, Inc. ..................... 40,307 441,362
NMI Holdings, Inc. , Class A
(a)
............. 109,645 4,112,784
Paymentus Holdings, Inc. , Class A
(a) (b)
....... 65,712 1,669,085
Payoneer Global, Inc.
(a)
................. 376,935 1,820,596
PayPal Holdings, Inc. .................. 1,162,554 52,582,317
PennyMac Financial Services, Inc. ......... 36,882 3,223,487
Radian Group, Inc. .................... 178,976 5,920,526
Remitly Global, Inc.
(a)
.................. 224,975 3,525,358
Repay Holdings Corp. , Class A
(a) (b)
......... 111,911 290,969
Rocket Cos., Inc. , Class A
(a)
.............. 1,213,741 17,295,809
Sezzle, Inc.
(a) (b)
...................... 19,848 1,256,180
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 87,140 3,810,632
Toast, Inc. , Class A
(a)
.................. 609,120 16,147,771
UWM Holdings Corp. , Class A ............ 345,213 1,249,671
Visa, Inc. , Class A .................... 2,114,308 639,028,450
Voya Financial, Inc. ................... 120,514 8,233,516
Walker & Dunlop, Inc. .................. 45,074 2,000,384
Waterstone Financial, Inc. ............... 53,899 971,799
Western Union Co. (The) ............... 278,126 2,428,040
WEX, Inc.
(a)
......................... 44,756 6,849,458
2,704,567,280
Food Products — 0.5%
Alico, Inc.
(b)
......................... 24,789 1,022,794
Archer-Daniels-Midland Co. .............. 602,839 43,820,367
B&G Foods, Inc. ..................... 142,481 685,334
Beyond Meat, Inc.
(a) (b)
.................. 647,041 453,964
Bunge Global SA ..................... 168,825 21,474,540
Calavo Growers, Inc. .................. 23,798 613,750
Cal-Maine Foods, Inc. .................. 54,414 4,306,868
Campbell's Co. (The) .................. 248,799 5,540,754
Conagra Brands, Inc. .................. 594,491 9,345,398
Darling Ingredients, Inc.
(a)
............... 201,635 12,471,125
Flowers Foods, Inc. ................... 312,222 2,544,609
Fresh Del Monte Produce, Inc. ............ 51,911 2,089,937
Freshpet, Inc.
(a)
...................... 63,359 3,735,647
General Mills, Inc. .................... 668,368 24,876,657
Hain Celestial Group, Inc. (The)
(a) (b)
......... 112,209 78,299
Hershey Co. (The) .................... 186,530 38,777,722
Hormel Foods Corp. ................... 368,422 8,344,758
Ingredion, Inc. ....................... 80,089 9,022,827
J & J Snack Foods Corp. ................ 21,017 1,666,018
J M Smucker Co. (The) ................. 133,591 12,883,516
John B Sanfilippo & Son, Inc. ............. 12,141 963,146
Kraft Heinz Co. (The) .................. 1,072,334 24,116,792
Lamb Weston Holdings, Inc. ............. 179,884 7,601,898
Marzetti Co. (The) .................... 26,321 3,640,984
McCormick & Co., Inc. (Non-Voting) , NVS .... 316,810 15,979,896
Mission Produce, Inc.
(a) (b)
................ 64,310 884,906
Mondelez International, Inc. , Class A ........ 1,611,521 92,888,070
Pilgrim's Pride Corp. ................... 56,530 2,134,573
Post Holdings, Inc.
(a) (b)
.................. 52,249 5,165,336
Seaboard Corp.
(b)
..................... 260 1,470,045
Simply Good Foods Co. (The)
(a)
........... 120,308 1,726,420
SunOpta, Inc.
(a)
...................... 126,303 818,443
Tootsie Roll Industries, Inc. .............. 29,614 1,265,090

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Tyson Foods, Inc. , Class A .............. 358,294 $ 22,955,897
Utz Brands, Inc. , Class A ................ 91,670 726,026
Vital Farms, Inc.
(a) (b)
................... 48,074 678,805
386,771,211
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 208,918 38,591,333
Chesapeake Utilities Corp. .............. 29,045 3,670,417
MDU Resources Group, Inc. ............. 256,836 5,321,642
National Fuel Gas Co. ................. 114,970 10,802,581
New Jersey Resources Corp. ............. 132,903 7,299,033
Northwest Natural Holding Co. ............ 62,714 3,337,639
ONE Gas, Inc. ....................... 76,364 6,577,231
Southwest Gas Holdings, Inc. ............ 84,182 7,315,416
Spire, Inc. .......................... 77,513 7,018,027
UGI Corp. .......................... 273,025 9,943,570
99,876,889
Ground Transportation — 0.9%
ArcBest Corp. ....................... 30,628 3,012,570
Avis Budget Group, Inc.
(a) (b)
.............. 22,149 3,230,432
Covenant Logistics Group, Inc. , Class A ...... 24,274 659,039
CSX Corp. ......................... 2,341,037 96,099,569
FTAI Infrastructure, Inc. ................. 189,784 937,533
Heartland Express, Inc. ................. 58,308 606,403
Hertz Global Holdings, Inc.
(a) (b)
............ 176,807 815,080
JB Hunt Transport Services, Inc. .......... 94,094 19,938,519
Knight-Swift Transportation Holdings, Inc. .... 203,941 11,742,923
Landstar System, Inc. .................. 44,190 7,084,099
Lyft, Inc. , Class A
(a) (b)
................... 506,569 6,737,368
Marten Transport Ltd. .................. 80,822 1,061,193
Norfolk Southern Corp. ................. 281,836 80,886,932
Old Dominion Freight Line, Inc. ........... 230,388 45,017,815
RXO, Inc.
(a) (b)
........................ 226,648 3,313,594
Ryder System, Inc. .................... 49,181 10,067,842
Saia, Inc.
(a)
......................... 33,503 11,768,934
Schneider National, Inc. , Class B .......... 56,263 1,483,093
Uber Technologies, Inc.
(a)
............... 2,592,580 186,484,279
U-Haul Holding Co. , NVS ............... 126,655 5,657,679
U-Haul Holding Co.
(a) (b)
................. 11,808 564,186
Union Pacific Corp. ................... 744,123 180,539,122
Werner Enterprises, Inc. ................ 85,568 2,516,555
XPO, Inc.
(a)
......................... 147,904 28,774,723
708,999,482
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories ................... 2,187,939 224,635,697
Align Technology, Inc.
(a)
................. 84,661 14,513,435
Alphatec Holdings, Inc.
(a)
................ 154,737 1,683,539
AngioDynamics, Inc.
(a)
................. 81,454 926,132
Artivion, Inc.
(a)
....................... 60,148 2,202,620
AtriCure, Inc.
(a) (b)
..................... 64,382 1,836,818
Avanos Medical, Inc.
(a)
................. 63,898 895,211
AxoGen, Inc.
(a)
....................... 61,039 2,022,222
Baxter International, Inc. ................ 657,849 11,051,863
Becton Dickinson & Co. ................ 359,599 56,539,751
Beta Bionics, Inc.
(a) (b)
.................. 51,963 520,669
Boston Scientific Corp.
(a)
................ 1,867,968 117,214,992
Butterfly Network, Inc. , Class A
(a)
.......... 313,339 1,265,890
Ceribell, Inc.
(a) (b)
...................... 49,066 899,380
Cerus Corp.
(a) (b)
...................... 335,446 610,512
ClearPoint Neuro, Inc.
(a) (b)
............... 33,563 305,423
CONMED Corp. ...................... 41,985 1,484,590
Cooper Cos., Inc. (The)
(a)
............... 249,332 17,827,238
Delcath Systems, Inc.
(a) (b)
............... 42,362 393,119
DENTSPLY SIRONA, Inc. ............... 276,519 3,207,620
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Dexcom, Inc.
(a)
...................... 487,824 $ 30,635,347
Edwards Lifesciences Corp.
(a)
............ 730,084 58,465,127
Embecta Corp. ...................... 69,454 613,973
Enovis Corp.
(a)
....................... 78,042 1,775,456
Envista Holdings Corp.
(a)
................ 225,535 5,721,823
GE HealthCare Technologies, Inc. ......... 572,804 40,772,189
Glaukos Corp.
(a)
...................... 75,567 8,135,543
Globus Medical, Inc. , Class A
(a) (b)
.......... 140,695 12,122,281
Haemonetics Corp.
(a)
.................. 59,533 3,355,280
Hologic, Inc.
(a)
....................... 283,238 21,409,960
ICU Medical, Inc.
(a)
.................... 31,030 4,007,525
IDEXX Laboratories, Inc.
(a)
............... 100,502 56,471,069
Inspire Medical Systems, Inc.
(a)
........... 34,244 1,766,306
Insulet Corp.
(a)
....................... 89,060 18,688,350
Integer Holdings Corp.
(a)
................ 45,722 4,023,536
Integra LifeSciences Holdings Corp.
(a)
....... 88,780 836,308
Intuitive Surgical, Inc.
(a)
................. 447,195 206,152,423
iRadimed Corp. ...................... 9,326 897,721
IRhythm Holdings, Inc.
(a)
................ 41,738 4,925,919
Lantheus Holdings, Inc.
(a)
............... 87,144 6,609,872
LeMaitre Vascular, Inc. ................. 26,144 2,854,140
LivaNova plc
(a)
....................... 76,552 4,865,645
Masimo Corp.
(a)
...................... 58,837 10,465,337
Medline, Inc. , Class A
(a)
................. 412,596 18,360,522
Medtronic plc ....................... 1,612,710 139,741,322
Merit Medical Systems, Inc.
(a)
............. 75,193 5,183,054
Neogen Corp.
(a)
...................... 312,601 2,904,063
Novocure Ltd.
(a) (b)
..................... 131,599 1,434,429
Omnicell, Inc.
(a)
...................... 57,107 1,906,232
OraSure Technologies, Inc.
(a) (b)
............ 120,227 360,681
Orthofix Medical, Inc.
(a) (b)
................ 51,648 592,403
OrthoPediatrics Corp.
(a) (b)
................ 20,004 317,463
Outset Medical, Inc.
(a) (b)
................. 36,860 141,542
Penumbra, Inc.
(a)
..................... 49,505 16,255,957
PROCEPT BioRobotics Corp.
(a) (b)
.......... 73,823 1,846,313
Pulmonx Corp.
(a) (b)
.................... 66,968 86,389
Pulse Biosciences, Inc.
(a) (b)
............... 38,201 824,760
QuidelOrtho Corp.
(a) (b)
.................. 86,980 1,429,081
ResMed, Inc. ....................... 183,418 41,173,673
RxSight, Inc.
(a)
....................... 45,656 281,241
Senseonics Holdings, Inc.
(a) (b)
............. 50,059 333,393
SI-BONE, Inc.
(a) (b)
..................... 55,625 702,544
Solventum Corp.
(a)
.................... 187,304 12,230,951
STAAR Surgical Co.
(a)
.................. 63,335 1,184,365
STERIS plc ......................... 124,455 27,520,734
Strive, Inc.
(a) (b)
....................... 84,408 845,768
Stryker Corp. ....................... 432,810 142,217,038
Tactile Systems Technology, Inc.
(a) (b)
........ 31,892 833,338
Tandem Diabetes Care, Inc.
(a)
............ 85,231 1,633,878
Teleflex, Inc. ........................ 57,141 6,834,635
TransMedics Group, Inc.
(a) (b)
.............. 44,157 4,389,647
Treace Medical Concepts, Inc.
(a) (b)
.......... 70,819 94,897
UFP Technologies, Inc.
(a)
................ 9,455 1,830,488
Varex Imaging Corp.
(a)
................. 51,889 550,542
Zimmer Biomet Holdings, Inc. ............ 247,848 22,410,416
1,422,059,610
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.
(a) (b)
............ 118,936 2,781,913
Accendra Health, Inc.
(a) (b)
................ 102,484 233,664
AdaptHealth Corp.
(a)
................... 136,077 1,619,316
Addus HomeCare Corp.
(a)
............... 23,541 2,204,615
agilon health, Inc.
(a) (b)
.................. 15,349 121,412
Alignment Healthcare, Inc.
(a) (b)
............ 216,069 3,807,136
AMN Healthcare Services, Inc.
(a)
........... 45,815 840,247

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Astrana Health, Inc.
(a) (b)
................. 54,399 $ 1,333,863
Aveanna Healthcare Holdings, Inc.
(a)
........ 96,477 621,312
BrightSpring Health Services, Inc.
(a)
........ 165,391 7,047,311
Brookdale Senior Living, Inc.
(a) (b)
........... 305,336 4,176,996
Cardinal Health, Inc. ................... 295,240 62,387,164
Castle Biosciences, Inc.
(a)
............... 33,893 832,073
Cencora, Inc. ....................... 243,174 76,390,680
Centene Corp.
(a)
..................... 592,421 19,395,864
Chemed Corp. ....................... 18,178 6,866,558
Cigna Group (The) .................... 331,237 88,357,470
Clover Health Investments Corp. , Class A
(a) (b)
.. 596,893 1,050,532
Community Health Systems, Inc.
(a) (b)
........ 197,620 581,003
Concentra Group Holdings Parent, Inc. ...... 145,558 3,122,219
CorVel Corp.
(a)
....................... 40,086 2,190,700
Cross Country Healthcare, Inc.
(a) (b)
......... 43,936 412,998
CVS Health Corp. .................... 1,596,018 114,626,013
DaVita, Inc.
(a)
........................ 42,280 6,498,013
Elevance Health, Inc. .................. 277,714 81,300,773
Encompass Health Corp. ............... 126,723 12,257,916
Enhabit, Inc.
(a)
....................... 85,246 1,201,116
Ensign Group, Inc. (The) ................ 71,811 14,469,916
Fulgent Genetics, Inc.
(a) (b)
............... 35,872 570,365
GeneDx Holdings Corp. , Class A
(a)
......... 27,205 1,747,105
Guardant Health, Inc.
(a)
................. 164,165 15,163,921
Guardian Pharmacy Services, Inc. , Class A
(a)
.. 27,327 1,029,135
HCA Healthcare, Inc. .................. 196,442 92,964,212
HealthEquity, Inc.
(a)
.................... 111,286 9,300,171
Henry Schein, Inc.
(a)
................... 124,608 9,183,610
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 268,998 5,584,398
Hinge Health, Inc. , Class A
(a)
............. 23,707 914,142
Humana, Inc. ....................... 150,651 26,121,377
Labcorp Holdings, Inc. ................. 104,624 27,914,729
LifeStance Health Group, Inc.
(a)
........... 256,730 1,635,370
McKesson Corp. ..................... 153,819 133,108,810
Molina Healthcare, Inc.
(a)
................ 64,983 8,662,234
Nakamoto, Inc.
(a) (b)
.................... 585,529 129,343
National HealthCare Corp. ............... 19,606 3,131,078
National Research Corp. ................ 23,696 402,358
NeoGenomics, Inc.
(a) (b)
................. 167,284 1,241,247
Nutex Health, Inc.
(a) (b)
.................. 6,868 652,735
OPKO Health, Inc.
(a) (b)
.................. 728,219 830,170
Option Care Health, Inc.
(a)
............... 201,178 5,415,712
PACS Group, Inc.
(a) (b)
.................. 53,406 1,715,401
Pediatrix Medical Group, Inc.
(a)
............ 112,391 2,404,043
Pennant Group, Inc. (The)
(a)
.............. 45,985 1,401,623
Privia Health Group, Inc.
(a)
............... 164,926 3,392,528
Progyny, Inc.
(a)
....................... 102,275 1,736,630
Quest Diagnostics, Inc. ................. 136,947 26,838,873
RadNet, Inc.
(a) (b)
...................... 90,952 5,083,307
Select Medical Holdings Corp. ............ 136,795 2,228,391
Surgery Partners, Inc.
(a) (b)
............... 105,321 1,255,426
Talkspace, Inc.
(a)
..................... 211,555 1,094,797
Tenet Healthcare Corp.
(a)
................ 110,442 20,841,510
UnitedHealth Group, Inc. ................ 1,140,331 308,562,165
Universal Health Services, Inc. , Class B ..... 69,287 12,400,294
US Physical Therapy, Inc. ............... 20,405 1,529,559
1,252,915,562
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 194,913 9,047,862
American Healthcare REIT, Inc. ........... 221,076 10,425,944
CareTrust REIT, Inc. ................... 276,312 10,126,835
Chiron Real Estate, Inc. ................ 25,417 840,794
Community Healthcare Trust, Inc. .......... 48,954 777,879
Diversified Healthcare Trust .............. 324,950 2,157,668
Security
Shares
Shares Value
Health Care REITs (continued)
Healthcare Realty Trust, Inc. , Class A ....... 478,565 $ 8,130,819
Healthpeak Properties, Inc. .............. 880,761 14,470,903
LTC Properties, Inc. ................... 64,163 2,384,297
Medical Properties Trust, Inc. ............. 634,380 2,937,179
National Health Investors, Inc. ............ 62,263 5,034,586
Omega Healthcare Investors, Inc. .......... 367,175 16,089,609
Sabra Health Care REIT, Inc. ............. 312,062 6,000,952
Sila Realty Trust, Inc. .................. 68,607 1,624,614
Universal Health Realty Income Trust ....... 14,385 582,161
Ventas, Inc. ........................ 598,900 48,978,042
Welltower, Inc. ....................... 876,364 173,265,927
312,876,071
Health Care Technology — 0.1%
Certara, Inc.
(a) (b)
...................... 142,570 812,649
Claritev Corp.
(a) (b)
..................... 15,409 251,783
Doximity, Inc. , Class A
(a)
................ 173,949 4,053,012
Evolent Health, Inc. , Class A
(a) (b)
........... 138,195 315,085
GoodRx Holdings, Inc. , Class A
(a) (b)
......... 122,813 240,713
Health Catalyst, Inc.
(a) (b)
................. 81,702 103,762
HealthStream, Inc. .................... 32,833 679,971
HeartFlow, Inc.
(a) (b)
.................... 26,230 638,176
LifeMD, Inc.
(a) (b)
...................... 58,170 209,994
OptimizeRx Corp.
(a)
................... 44,701 280,722
Phreesia, Inc.
(a)
...................... 80,493 674,531
Schrodinger, Inc.
(a) (b)
................... 68,736 780,841
Simulations Plus, Inc.
(a)
................. 23,715 280,311
Teladoc Health, Inc.
(a) (b)
................. 225,948 1,231,417
Veeva Systems, Inc. , Class A
(a)
........... 189,673 33,317,959
Waystar Holding Corp.
(a)
................ 142,941 3,446,308
47,317,234
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc. .............. 310,268 3,571,185
Chatham Lodging Trust ................. 114,827 903,688
DiamondRock Hospitality Co. ............. 264,886 2,481,982
Host Hotels & Resorts, Inc. .............. 807,143 15,464,860
Park Hotels & Resorts, Inc. .............. 282,290 2,972,514
Pebblebrook Hotel Trust ................ 159,864 2,019,082
RLJ Lodging Trust .................... 212,382 1,575,874
Ryman Hospitality Properties, Inc. ......... 75,181 6,936,951
Service Properties Trust ................ 215,515 292,023
Summit Hotel Properties, Inc. ............. 159,304 704,124
Sunstone Hotel Investors, Inc. ............ 277,431 2,499,653
Xenia Hotels & Resorts, Inc. ............. 124,738 1,849,865
41,271,801
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc. , Class A
(a)
........ 77,801 848,809
Airbnb, Inc. , Class A
(a)
.................. 536,114 67,700,476
Aramark ........................... 335,121 13,585,805
BJ's Restaurants, Inc.
(a)
................. 32,821 1,152,017
Bloomin' Brands, Inc. .................. 110,310 595,674
Booking Holdings, Inc. ................. 40,599 170,934,782
Boyd Gaming Corp. ................... 66,196 5,439,987
Brinker International, Inc.
(a)
.............. 55,435 7,914,455
Caesars Entertainment, Inc.
(a)
............ 267,500 7,070,025
Carnival Corp. ....................... 1,444,142 37,374,395
Cava Group, Inc.
(a) (b)
................... 126,926 10,268,313
Cheesecake Factory, Inc. (The) ........... 57,446 3,145,168
Chipotle Mexican Grill, Inc.
(a) (b)
............ 1,642,763 52,584,844
Choice Hotels International, Inc.
(b)
.......... 25,412 2,630,142
Churchill Downs, Inc. .................. 85,910 7,717,295
Cracker Barrel Old Country Store, Inc. ....... 30,961 870,314
Darden Restaurants, Inc. ............... 144,808 28,388,160
Dave & Buster's Entertainment, Inc.
(a)
....... 37,024 400,970

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Dine Brands Global, Inc.
(b)
............... 23,689 $ 621,599
Domino's Pizza, Inc. ................... 38,764 13,908,136
DoorDash, Inc. , Class A
(a)
............... 471,370 70,776,205
DraftKings, Inc. , Class A
(a)
............... 635,940 13,749,023
Dutch Bros, Inc. , Class A
(a)
.............. 161,113 8,161,985
Expedia Group, Inc. ................... 147,303 34,010,790
First Watch Restaurant Group, Inc.
(a) (b)
....... 64,311 673,979
Flutter Entertainment plc
(a) (b)
.............. 220,684 22,498,734
Global Business Travel Group I
(a) (b)
......... 169,492 945,765
Golden Entertainment, Inc. .............. 26,566 709,046
Hilton Grand Vacations, Inc.
(a) (b)
........... 78,313 3,063,605
Hilton Worldwide Holdings, Inc. ........... 285,646 86,859,236
Hyatt Hotels Corp. , Class A
(b)
............. 53,080 7,632,373
Jack in the Box, Inc.
(a) (b)
................. 25,402 245,637
Krispy Kreme, Inc.
(b)
................... 124,277 421,299
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 9,795 683,593
Las Vegas Sands Corp. ................ 384,935 20,740,298
Life Time Group Holdings, Inc.
(a)
........... 189,915 5,116,310
Lindblad Expeditions Holdings, Inc.
(a)
........ 65,212 1,128,168
Lucky Strike Entertainment Corp.
(b)
......... 52,046 433,023
Marriott International, Inc. , Class A ......... 275,775 90,197,729
Marriott Vacations Worldwide Corp. ......... 36,420 2,371,670
McDonald's Corp. .................... 894,067 277,867,083
MGM Resorts International
(a)
............. 244,394 9,045,022
Monarch Casino & Resort, Inc. ............ 15,635 1,494,706
Norwegian Cruise Line Holdings Ltd.
(a)
....... 576,119 10,773,425
Papa John's International, Inc. ............ 38,619 1,251,642
Penn Entertainment, Inc.
(a)
............... 177,905 2,673,912
Planet Fitness, Inc. , Class A
(a)
............ 102,057 7,591,000
Portillo's, Inc. , Class A
(a) (b)
............... 79,873 422,528
Pursuit Attractions & Hospitality, Inc.
(a)
....... 35,368 1,295,530
RCI Hospitality Holdings, Inc. ............. 11,339 258,643
Red Rock Resorts, Inc. , Class A ........... 60,072 3,205,442
Royal Caribbean Cruises Ltd. ............ 316,467 87,085,389
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 124,662 2,711,398
Sabre Corp.
(a) (b)
...................... 499,978 724,968
Serve Robotics, Inc.
(a) (b)
................. 99,713 841,578
Shake Shack, Inc. , Class A
(a)
............. 51,683 4,572,395
SHARPLINK, Inc.
(a) (b)
.................. 260,449 1,679,896
Six Flags Entertainment Corp.
(a) (b)
.......... 133,144 2,363,306
Starbucks Corp. ...................... 1,434,624 128,527,964
Sweetgreen, Inc. , Class A
(a) (b)
............. 134,211 696,555
Texas Roadhouse, Inc. ................. 84,519 13,957,468
Travel + Leisure Co. ................... 80,814 5,591,521
United Parks & Resorts, Inc.
(a) (b)
........... 34,495 1,126,607
Vail Resorts, Inc. ..................... 45,555 5,845,618
Wendy's Co. (The) .................... 224,923 1,563,215
Wingstop, Inc. ....................... 35,517 5,504,069
Wyndham Hotels & Resorts, Inc. .......... 98,765 8,022,681
Wynn Resorts Ltd. .................... 108,397 11,007,715
Yum! Brands, Inc. .................... 346,783 53,917,821
1,455,188,931
Household Durables — 0.4%
Beazer Homes USA, Inc.
(a) (b)
............. 35,547 683,924
Cavco Industries, Inc.
(a)
................. 10,257 4,967,363
Century Communities, Inc. .............. 35,063 2,011,915
Champion Homes, Inc.
(a)
................ 73,254 5,447,900
Cricut, Inc. , Class A ................... 71,221 266,367
DR Horton, Inc. ...................... 334,217 45,861,257
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 30,210 420,523
Ethan Allen Interiors, Inc. ............... 35,443 788,961
Garmin Ltd. ......................... 206,091 47,815,173
Green Brick Partners, Inc.
(a)
.............. 41,928 2,702,260
Helen of Troy Ltd.
(a) (b)
.................. 29,284 422,275
Security
Shares
Shares Value
Household Durables (continued)
Hovnanian Enterprises, Inc. , Class A
(a) (b)
..... 6,944 $ 770,159
Installed Building Products, Inc. ........... 28,938 7,672,911
KB Home .......................... 88,217 4,565,230
La-Z-Boy, Inc. ....................... 56,767 1,824,491
Leggett & Platt, Inc. ................... 173,124 1,710,465
Lennar Corp. , Class A .................. 256,819 22,302,162
Lennar Corp. , Class B ................. 24,951 2,098,878
LGI Homes, Inc.
(a)
.................... 25,261 998,567
Lovesac Co. (The)
(a) (b)
.................. 25,872 382,129
M/I Homes, Inc.
(a)
..................... 35,651 4,365,465
Meritage Homes Corp. ................. 89,500 5,534,680
Mohawk Industries, Inc.
(a)
............... 66,026 6,500,920
Newell Brands, Inc. ................... 592,853 2,033,486
NVR, Inc.
(a)
......................... 3,482 22,945,788
PulteGroup, Inc. ..................... 241,338 28,383,762
SharkNinja, Inc.
(a)
..................... 87,823 9,300,456
Somnigroup International, Inc. ............ 260,980 19,291,642
Sonos, Inc.
(a)
........................ 178,112 2,386,701
Taylor Morrison Home Corp.
(a)
............ 115,476 6,725,322
Toll Brothers, Inc. ..................... 116,071 15,840,209
TopBuild Corp.
(a) (b)
.................... 35,171 12,355,572
TRI Pointe Homes, Inc.
(a)
................ 109,914 5,136,281
Whirlpool Corp.
(b)
..................... 80,968 4,365,795
298,878,989
Household Products — 0.8%
Central Garden & Pet Co. , Class A, NVS
(a)
.... 77,186 2,502,370
Church & Dwight Co., Inc. ............... 299,237 27,924,797
Clorox Co. (The) ..................... 152,468 15,800,259
Colgate-Palmolive Co. ................. 1,003,582 85,535,294
Energizer Holdings, Inc. ................ 80,812 1,326,933
Kimberly-Clark Corp. .................. 416,963 40,224,421
Oil-Dri Corp. of America ................ 12,367 804,968
Procter & Gamble Co. (The) ............. 2,920,375 421,818,965
Reynolds Consumer Products, Inc. ......... 80,343 1,701,665
Spectrum Brands Holdings, Inc. ........... 37,925 2,795,072
WD-40 Co. ......................... 17,995 3,669,900
604,104,644
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 887,706 12,507,778
Clearway Energy, Inc. , Class A ............ 44,160 1,729,747
Clearway Energy, Inc. , Class C ........... 108,141 4,248,860
Hallador Energy Co.
(a)
.................. 41,262 671,745
Ormat Technologies, Inc. ................ 77,014 8,619,407
Talen Energy Corp.
(a)
.................. 57,353 18,308,798
Vistra Corp. ........................ 400,583 60,219,642
106,305,977
Industrial Conglomerates — 0.3%
3M Co. ............................ 663,511 96,361,702
Honeywell International, Inc. ............. 797,456 180,248,980
276,610,682
Industrial REITs — 0.3%
Americold Realty Trust, Inc. .............. 381,136 4,367,818
EastGroup Properties, Inc. .............. 65,547 12,132,094
First Industrial Realty Trust, Inc. ........... 163,752 9,473,053
Industrial Logistics Properties Trust ......... 133,444 757,962
Innovative Industrial Properties, Inc. ........ 34,980 1,754,597
Lineage, Inc. ........................ 71,750 2,350,530
LXP Industrial Trust ................... 86,070 3,981,598
One Liberty Properties, Inc. .............. 40,660 872,564
Prologis, Inc. ........................ 1,168,572 154,461,847
Rexford Industrial Realty, Inc. ............ 298,828 9,780,640
STAG Industrial, Inc. .................. 241,510 8,708,851

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Terreno Realty Corp. .................. 126,790 $ 7,787,442
216,428,996
Insurance — 1.9%
Aflac, Inc. .......................... 600,803 65,914,097
Allstate Corp. (The) ................... 323,341 67,041,523
American Financial Group, Inc. ........... 87,506 11,175,391
American International Group, Inc. ......... 680,414 51,201,154
AMERISAFE, Inc. .................... 29,225 974,069
Aon plc , Class A ..................... 271,745 87,713,851
Arch Capital Group Ltd.
(a)
............... 443,683 42,589,131
Arthur J Gallagher & Co. ................ 323,551 70,074,676
Assurant, Inc. ....................... 63,695 13,873,408
Assured Guaranty Ltd. ................. 63,225 5,151,573
Axis Capital Holdings Ltd. ............... 94,873 9,621,071
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
106,944 2,346,351
Brighthouse Financial, Inc.
(a) (b)
............ 75,331 4,510,820
Brown & Brown, Inc. ................... 384,372 25,064,898
Chubb Ltd. ......................... 456,449 148,770,423
Cincinnati Financial Corp. ............... 196,889 30,980,484
CNA Financial Corp. ................... 34,380 1,578,730
CNO Financial Group, Inc. ............... 127,810 5,247,879
Donegal Group, Inc. , Class A ............. 55,189 948,147
Employers Holdings, Inc. ................ 26,138 1,075,317
Erie Indemnity Co. , Class A, NVS .......... 31,714 7,970,045
Everest Group Ltd. .................... 50,729 16,580,774
F&G Annuities & Life, Inc. ............... 54,827 1,388,220
Fidelity National Financial, Inc. , Class A ...... 311,427 14,443,984
First American Financial Corp. ............ 129,874 7,830,103
Genworth Financial, Inc. , Class A
(a)
......... 427,738 3,473,233
Globe Life, Inc. ...................... 105,985 14,749,932
Goosehead Insurance, Inc. , Class A
(a)
....... 32,484 1,385,767
Hanover Insurance Group, Inc. (The) ....... 44,993 7,799,537
Hartford Insurance Group, Inc. (The) ........ 359,626 48,632,224
HCI Group, Inc. ...................... 13,833 2,138,720
Heritage Insurance Holdings, Inc.
(a)
......... 32,788 860,685
Hippo Holdings, Inc.
(a) (b)
................. 31,486 820,525
Horace Mann Educators Corp. ............ 49,775 2,124,397
Kemper Corp. ....................... 78,782 2,407,578
Kinsale Capital Group, Inc.
(b)
............. 28,575 9,762,935
Lemonade, Inc.
(a)
..................... 81,821 5,128,540
Lincoln National Corp. ................. 164,472 5,838,756
Loews Corp. ........................ 210,129 22,429,169
Markel Group, Inc.
(a)
................... 15,822 30,284,416
Marsh & McLennan Cos., Inc. ............ 613,480 106,408,106
MBIA, Inc.
(a) (b)
....................... 67,042 396,218
Mercury General Corp. ................. 34,395 3,031,919
MetLife, Inc. ........................ 717,076 50,711,615
Neptune Insurance Holdings, Inc. , Class A
(a) (b)
.. 41,891 1,013,343
Octave Specialty Group, Inc.
(a)
............ 88,650 412,223
Old Republic International Corp. ........... 290,144 11,576,746
Oscar Health, Inc. , Class A
(a)
............. 269,477 3,090,901
Palomar Holdings, Inc.
(a)
................ 34,374 4,107,693
Primerica, Inc. ....................... 46,681 11,692,657
Principal Financial Group, Inc. ............ 262,942 23,693,704
ProAssurance Corp.
(a)
.................. 60,756 1,501,888
Progressive Corp. (The) ................ 736,772 146,057,681
Prudential Financial, Inc. ................ 436,595 42,650,966
Reinsurance Group of America, Inc. ........ 82,710 16,886,074
RenaissanceRe Holdings Ltd. ............ 53,602 15,932,122
RLI Corp. .......................... 121,238 6,915,416
Root, Inc. , Class A
(a)
................... 18,052 797,357
Ryan Specialty Holdings, Inc. , Class A ....... 145,114 4,896,146
Safety Insurance Group, Inc. ............. 22,990 1,669,994
Selective Insurance Group, Inc. ........... 77,813 5,866,322
Security
Shares
Shares Value
Insurance (continued)
Selectquote, Inc.
(a) (b)
................... 213,790 $ 134,581
SiriusPoint Ltd.
(a)
..................... 86,546 1,864,201
Skyward Specialty Insurance Group, Inc.
(a)
.... 59,536 2,600,532
Stewart Information Services Corp. ......... 36,949 2,275,319
Tiptree, Inc. ........................ 43,999 744,463
Travelers Cos., Inc. (The) ............... 270,310 78,844,021
Trupanion, Inc.
(a) (b)
.................... 55,262 1,415,260
United Fire Group, Inc. ................. 25,657 950,848
Universal Insurance Holdings, Inc. ......... 36,212 1,237,002
Unum Group ........................ 201,300 14,700,939
White Mountains Insurance Group Ltd.
(b)
..... 2,996 6,582,092
Willis Towers Watson plc ................ 121,020 35,180,514
WR Berkley Corp. .................... 377,850 25,043,898
1,482,785,294
Interactive Media & Services — 6.8%
Alphabet, Inc. , Class A ................. 7,319,030 2,104,660,267
Alphabet, Inc. , Class C, NVS ............. 5,889,864 1,689,566,387
Angi, Inc. , Class A
(a) (b)
.................. 47,371 324,491
Bumble, Inc. , Class A
(a) (b)
................ 143,850 468,951
Cargurus, Inc. , Class A
(a)
................ 113,734 3,872,643
Cars.com, Inc.
(a)
...................... 89,317 725,254
EverQuote, Inc. , Class A
(a) (b)
.............. 34,841 537,248
fuboTV, Inc.
(a) (b)
...................... 39,668 375,259
Grindr, Inc.
(a)
........................ 70,243 849,238
IAC, Inc.
(a)
.......................... 90,614 3,627,279
Match Group, Inc. .................... 313,878 9,639,193
Meta Platforms, Inc. , Class A ............. 2,752,077 1,574,545,814
Nextdoor Holdings, Inc.
(a)
............... 323,505 452,907
Pinterest, Inc. , Class A
(a)
................ 757,885 13,899,611
QuinStreet, Inc.
(a)
..................... 78,622 944,250
Reddit, Inc. , Class A
(a)
.................. 162,389 21,865,679
Rumble, Inc. , Class A
(a) (b)
................ 135,874 692,957
Shutterstock, Inc. ..................... 30,534 507,170
Snap, Inc. , Class A, NVS
(a) (b)
............. 1,447,733 6,659,572
TripAdvisor, Inc.
(a) (b)
................... 144,367 1,538,952
Trump Media & Technology Group Corp.
(a) (b)
... 209,309 1,942,388
Yelp, Inc.
(a)
......................... 76,860 1,901,516
Ziff Davis, Inc.
(a) (b)
..................... 53,247 2,234,244
ZipRecruiter, Inc. , Class A
(a)
.............. 110,201 202,770
ZoomInfo Technologies, Inc.
(a) (b)
........... 365,508 2,185,738
5,444,219,778
IT Services — 1.0%
Accenture plc , Class A ................. 774,579 153,591,270
Akamai Technologies, Inc.
(a) (b)
............. 179,917 20,663,467
Applied Digital Corp.
(a) (b)
................ 311,026 7,383,757
ASGN, Inc.
(a)
........................ 59,464 2,301,851
Backblaze, Inc. , Class A
(a) (b)
.............. 58,478 201,749
BigBear.ai Holdings, Inc.
(a) (b)
.............. 586,455 2,064,322
Cloudflare, Inc. , Class A
(a) (b)
.............. 399,966 82,528,984
Cognizant Technology Solutions Corp. , Class A . 605,659 37,157,180
Commerce.com, Inc.
(a) (b)
................ 114,938 306,884
CoreWeave, Inc. , Class A
(a) (b)
............. 304,103 23,558,859
DigitalOcean Holdings, Inc.
(a)
............. 84,760 7,270,713
DXC Technology Co.
(a) (b)
................ 232,910 2,927,679
EPAM Systems, Inc.
(a) (b)
................ 69,867 9,459,992
Fastly, Inc. , Class A
(a) (b)
................. 182,865 5,314,057
Gartner, Inc.
(a)
....................... 90,685 14,359,063
GoDaddy, Inc. , Class A
(a)
................ 170,182 14,068,946
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 78,903 449,747
Hackett Group, Inc. (The) ............... 32,927 428,380
International Business Machines Corp. ...... 1,174,750 284,747,653
Kyndryl Holdings, Inc.
(a)
................. 295,476 3,876,645
MongoDB, Inc. , Class A
(a)
............... 102,212 25,018,431

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Okta, Inc. , Class A
(a)
................... 211,537 $ 16,650,077
Snowflake, Inc. , Class A
(a)
............... 432,207 65,185,460
TSS, Inc.
(a) (b)
........................ 80 1,041
Twilio, Inc. , Class A
(a)
.................. 191,013 24,033,256
Unisys Corp.
(a)
....................... 89,727 185,735
VeriSign, Inc. ....................... 103,000 25,581,080
829,316,278
Leisure Products — 0.1%
Acushnet Holdings Corp. ................ 36,164 3,380,611
Brunswick Corp. ..................... 86,516 6,294,904
Callaway Golf Co.
(a) (b)
.................. 192,145 2,666,973
Funko, Inc. , Class A
(a) (b)
................. 68,257 215,010
Hasbro, Inc. ........................ 168,993 15,817,745
Malibu Boats, Inc. , Class A
(a) (b)
............ 29,811 772,701
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 33,091 678,696
Mattel, Inc.
(a)
........................ 390,337 5,671,597
Peloton Interactive, Inc. , Class A
(a) (b)
........ 508,081 2,179,667
Polaris, Inc. ......................... 67,041 3,653,734
Smith & Wesson Brands, Inc. ............. 66,813 957,430
Sturm Ruger & Co., Inc. ................ 26,571 1,065,231
YETI Holdings, Inc.
(a) (b)
................. 108,903 3,984,761
47,339,060
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc. , Class A
(a) (b)
........... 169,407 3,596,511
Adaptive Biotechnologies Corp.
(a)
.......... 165,500 2,297,140
Agilent Technologies, Inc. ............... 358,995 40,918,250
Avantor, Inc.
(a)
....................... 858,964 6,734,278
Azenta, Inc.
(a)
....................... 66,985 1,415,393
BioLife Solutions, Inc.
(a)
................. 65,646 1,252,526
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 23,584 6,574,040
Bio-Techne Corp. ..................... 199,318 10,416,359
Bruker Corp. ........................ 138,911 5,017,465
Charles River Laboratories International, Inc.
(a)
. 63,937 11,029,133
CryoPort, Inc.
(a)
...................... 63,218 523,445
Cytek Biosciences, Inc.
(a)
................ 115,894 506,457
Danaher Corp. ...................... 791,146 150,001,282
Fortrea Holdings, Inc.
(a)
................. 129,435 1,219,278
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 64,350 394,466
Illumina, Inc.
(a)
....................... 193,899 23,899,991
IQVIA Holdings, Inc.
(a)
.................. 214,770 36,626,876
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
146,874 415,653
MaxCyte, Inc.
(a) (b)
..................... 160,861 113,005
Medpace Holdings, Inc.
(a)
............... 28,255 13,567,768
Mesa Laboratories, Inc. ................ 7,104 628,136
Mettler-Toledo International, Inc.
(a)
......... 25,617 32,308,160
OmniAb, Inc.
(a) (b)
..................... 127,186 199,682
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 7,100 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 7,100 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 418,526 552,454
Personalis, Inc.
(a) (b)
.................... 113,404 722,383
Quanterix Corp.
(a) (b)
................... 49,049 172,653
Quantum-Si, Inc. , Class A
(a) (b)
............. 421,216 326,021
Repligen Corp.
(a)
..................... 66,467 7,831,142
Revvity, Inc. ........................ 145,668 12,761,973
Sotera Health Co.
(a)
................... 311,348 4,464,730
Standard BioTools, Inc.
(a) (b)
............... 326,378 300,039
Tempus AI, Inc. , Class A
(a) (b)
.............. 131,443 5,943,852
Thermo Fisher Scientific, Inc. ............. 472,423 232,210,077
Waters Corp.
(a)
...................... 124,483 37,071,037
West Pharmaceutical Services, Inc. ........ 91,131 22,841,074
674,852,729
Security
Shares
Shares Value
Machinery — 2.1%
3D Systems Corp.
(a) (b)
.................. 185,764 $ 349,236
AGCO Corp. ........................ 77,681 9,000,897
Alamo Group, Inc. .................... 12,531 2,067,239
Albany International Corp. , Class A ......... 43,592 2,275,938
Alliance Laundry Holdings, Inc.
(a) (b)
......... 56,846 1,178,986
Allison Transmission Holdings, Inc. ......... 103,444 12,109,155
Astec Industries, Inc. .................. 26,392 1,420,945
Atmus Filtration Technologies, Inc. ......... 108,168 6,140,697
Blue Bird Corp.
(a)
..................... 41,082 2,333,047
Caterpillar, Inc. ...................... 585,323 414,677,933
CECO Environmental Corp.
(a)
............. 37,754 2,249,383
Chart Industries, Inc.
(a)
................. 57,370 11,861,248
CNH Industrial NV .................... 1,119,495 12,314,445
Columbus McKinnon Corp. .............. 44,846 651,612
Crane Co. .......................... 60,781 10,393,551
Cummins, Inc. ....................... 173,385 93,284,598
Deere & Co. ........................ 316,725 178,411,193
Donaldson Co., Inc. ................... 143,921 12,214,575
Douglas Dynamics, Inc. ................ 32,235 1,356,771
Dover Corp. ........................ 168,524 35,128,828
Energy Recovery, Inc.
(a) (b)
............... 79,625 801,824
Enerpac Tool Group Corp. , Class A ......... 70,336 2,565,154
Enpro, Inc. ......................... 26,226 6,573,547
Esab Corp. ......................... 71,530 6,914,090
ESCO Technologies, Inc. ............... 32,563 9,162,251
Federal Signal Corp. .................. 77,721 8,404,749
Flowserve Corp. ..................... 159,779 11,745,354
Fortive Corp.
(b)
....................... 403,874 22,326,155
Franklin Electric Co., Inc. ............... 51,480 4,744,912
Gates Industrial Corp. plc
(a)
.............. 325,834 7,367,107
Gorman-Rupp Co. (The) ................ 36,771 2,284,582
Graco, Inc. ......................... 197,586 16,725,655
Graham Corp.
(a) (b)
..................... 14,196 1,120,348
Greenbrier Cos., Inc. (The) .............. 40,393 2,126,691
Helios Technologies, Inc. ................ 44,852 2,902,373
Hillman Solutions Corp.
(a) (b)
.............. 245,692 2,044,157
Hyster-Yale, Inc. , Class A ............... 12,578 408,911
IDEX Corp. ......................... 93,384 17,700,937
Illinois Tool Works, Inc. ................. 326,748 85,049,237
Ingersoll Rand, Inc. ................... 452,696 36,270,004
ITT, Inc. ........................... 106,559 20,302,686
JBT Marel Corp. ..................... 65,099 8,324,209
Kadant, Inc. ........................ 15,348 4,486,988
Kennametal, Inc. ..................... 101,137 3,654,080
Lincoln Electric Holdings, Inc. ............ 69,495 17,309,815
Lindsay Corp. ....................... 14,972 1,782,716
Luxfer Holdings plc ................... 59,026 718,937
Manitowoc Co., Inc. (The)
(a)
.............. 54,936 640,004
Microvast Holdings, Inc.
(a) (b)
.............. 266,823 400,235
Middleby Corp. (The)
(a)
................. 58,370 7,738,695
Miller Industries, Inc. .................. 14,993 682,931
Mueller Industries, Inc. ................. 139,689 15,477,541
Mueller Water Products, Inc. , Class A ....... 200,974 5,524,775
Nordson Corp. ....................... 67,039 17,836,396
Omega Flex, Inc. ..................... 7,257 225,257
Oshkosh Corp. ...................... 79,601 11,718,063
Otis Worldwide Corp. .................. 487,616 37,585,441
PACCAR, Inc. ....................... 661,653 76,420,922
Parker-Hannifin Corp. .................. 158,942 142,291,236
Pentair plc ......................... 210,152 18,306,341
Proto Labs, Inc.
(a)
..................... 33,408 1,904,924
RBC Bearings, Inc.
(a)
.................. 39,831 21,633,013
Richtech Robotics, Inc. , Class B
(a) (b)
........ 284,314 594,216
Snap-on, Inc. ....................... 64,427 23,401,175
SPX Technologies, Inc.
(a) (b)
............... 63,377 12,671,597

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Standex International Corp. .............. 17,087 $ 4,354,793
Stanley Black & Decker, Inc. ............. 197,903 14,062,987
Symbotic, Inc. , Class A
(a) (b)
............... 71,523 3,805,024
Tennant Co. ........................ 23,536 1,562,790
Terex Corp. ......................... 147,328 8,707,085
Timken Co. (The) ..................... 80,969 8,143,052
Titan International, Inc.
(a)
................ 75,393 520,966
Toro Co. (The) ....................... 122,803 11,474,712
Trinity Industries, Inc. .................. 111,742 3,595,858
Wabash National Corp. ................. 58,751 506,434
Watts Water Technologies, Inc. , Class A ...... 33,622 9,760,130
Westinghouse Air Brake Technologies Corp. ... 214,601 53,630,936
Worthington Enterprises, Inc. ............. 40,389 2,105,882
Xylem, Inc. ......................... 306,294 36,602,133
1,667,123,290
Marine Transportation — 0.0%
Genco Shipping & Trading Ltd. ............ 63,003 1,420,718
Kirby Corp.
(a)
........................ 68,734 9,133,374
Matson, Inc. ........................ 39,576 6,488,089
17,042,181
Media — 0.2%
Boston Omaha Corp. , Class A
(a) (b)
.......... 56,160 655,949
Cable One, Inc.
(a)
..................... 7,022 640,477
Charter Communications, Inc. , Class A
(a) (b)
.... 108,645 23,454,283
Clear Channel Outdoor Holdings, Inc.
(a) (b)
..... 522,448 1,238,202
DoubleVerify Holdings, Inc.
(a)
............. 185,382 1,761,129
EchoStar Corp. , Class A
(a) (b)
.............. 169,548 19,848,984
Fox Corp. , Class A, NVS ................ 244,140 14,257,776
Fox Corp. , Class B .................... 186,421 9,898,955
Gray Media, Inc. ..................... 102,949 446,799
Ibotta, Inc. , Class A
(a) (b)
................. 20,707 620,589
John Wiley & Sons, Inc. , Class A .......... 54,537 2,077,860
Liberty Broadband Corp. , Class A
(a)
......... 28,311 1,421,779
Liberty Broadband Corp. , Class C, NVS
(a)
.... 142,664 7,175,999
Magnite, Inc.
(a) (b)
...................... 187,803 2,231,100
National CineMedia, Inc. ................ 138,599 422,727
New York Times Co. (The) , Class A ......... 203,078 17,003,721
News Corp. , Class A, NVS .............. 476,800 11,886,624
News Corp. , Class B .................. 144,599 4,122,517
Nexstar Media Group, Inc. ............... 34,510 6,240,443
NIQ Global Intelligence plc
(a) (b)
............ 66,769 759,163
Omnicom Group, Inc. .................. 396,478 29,858,758
Optimum Communications, Inc. , Class A
(a) (b)
... 350,383 455,498
Paramount Skydance Corp. , Class B, NVS
(b)
.. 391,754 3,533,621
PubMatic, Inc. , Class A
(a) (b)
............... 58,253 476,509
Scholastic Corp. ..................... 37,292 1,456,625
Sinclair, Inc. , Class A .................. 55,055 712,412
Sirius XM Holdings, Inc. ................ 247,948 5,722,640
Stagwell, Inc. , Class A
(a) (b)
............... 138,207 869,322
TechTarget, Inc.
(a) (b)
................... 34,660 134,481
Thryv Holdings, Inc.
(a)
.................. 75,202 206,053
Trade Desk, Inc. (The) , Class A
(a)
.......... 561,469 12,739,732
USA TODAY Co., Inc.
(a) (b)
................ 172,047 1,212,931
Versant Media Group, Inc.
(a)
.............. 181,636 6,724,165
190,267,823
Metals & Mining — 0.6%
Alcoa Corp. ......................... 328,202 21,769,639
Alpha Metallurgical Resources, Inc.
(a) (b)
...... 13,598 2,791,261
American Battery Technology Co.
(a) (b)
........ 231,794 646,705
Century Aluminum Co.
(a)
................ 65,559 3,847,658
Cleveland-Cliffs, Inc.
(a)
................. 721,401 6,095,838
Coeur Mining, Inc.
(a) (b)
.................. 1,189,975 22,335,831
Commercial Metals Co. ................. 137,233 8,430,223
Security
Shares
Shares Value
Metals & Mining (continued)
Compass Minerals International, Inc.
(a) (b)
..... 45,242 $ 1,056,401
Dakota Gold Corp.
(a) (b)
.................. 174,832 882,902
Freeport-McMoRan, Inc. ................ 1,809,100 106,338,898
Hecla Mining Co. ..................... 839,993 15,649,070
Hycroft Mining Holding Corp. , Class A
(a) (b)
..... 90,710 3,192,992
Idaho Strategic Resources, Inc.
(a)
.......... 40 1,285
Ivanhoe Electric, Inc.
(a)
................. 149,972 1,772,669
Kaiser Aluminum Corp. ................. 23,072 2,780,407
Materion Corp. ...................... 26,350 3,811,527
McEwen, Inc.
(a) (b)
..................... 75,533 1,542,384
Metallus, Inc.
(a)
...................... 64,642 1,056,250
MP Materials Corp. , Class A
(a) (b)
........... 168,125 8,113,712
Newmont Corp. ...................... 1,374,143 148,750,980
Nucor Corp. ........................ 287,200 48,565,520
Ramaco Resources, Inc. , Class A
(a)
......... 52,301 808,573
Reliance, Inc. ....................... 65,120 19,791,270
Royal Gold, Inc. ...................... 102,505 26,086,497
Ryerson Holding Corp. ................. 56,752 1,275,785
Steel Dynamics, Inc. ................... 174,237 31,362,660
SunCoke Energy, Inc. .................. 123,352 803,022
United States Antimony Corp.
(a) (b)
.......... 175,626 1,533,215
USA Rare Earth, Inc.
(a) (b)
................ 222,997 3,375,060
Warrior Met Coal, Inc. .................. 67,522 6,289,674
Worthington Steel, Inc. ................. 45,805 1,390,182
502,148,090
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Adamas Trust, Inc. .................... 115,211 847,953
AGNC Investment Corp. ................ 1,356,901 13,609,717
Annaly Capital Management, Inc. .......... 847,375 17,921,981
Apollo Commercial Real Estate Finance, Inc. .. 159,168 1,680,814
Arbor Realty Trust, Inc. ................. 190,696 1,470,266
Ares Commercial Real Estate Corp. , Class C .. 103,655 497,544
ARMOUR Residential REIT, Inc. ........... 168,845 2,816,335
Blackstone Mortgage Trust, Inc. , Class A ..... 209,667 4,015,123
BrightSpire Capital, Inc. , Class A .......... 231,519 1,296,506
Chimera Investment Corp. ............... 104,974 1,317,424
Claros Mortgage Trust, Inc.
(a)
............. 152,557 363,086
Dynex Capital, Inc. .................... 280,763 3,582,536
Ellington Financial, Inc. ................. 168,469 1,996,358
Franklin BSP Realty Trust, Inc. ............ 112,480 954,955
Granite Point Mortgage Trust, Inc. ......... 143,335 207,836
Invesco Mortgage Capital, Inc. ............ 104,368 843,293
KKR Real Estate Finance Trust, Inc. ........ 80,997 495,702
Ladder Capital Corp. , Class A ............ 141,657 1,383,989
MFA Financial, Inc. .................... 127,570 1,222,121
Orchid Island Capital, Inc. ............... 246,261 1,731,215
PennyMac Mortgage Investment Trust ....... 109,244 1,273,785
Ready Capital Corp.
(b)
.................. 248,036 401,818
Redwood Trust, Inc. ................... 197,651 1,108,822
Rithm Capital Corp. ................... 682,223 6,467,474
Starwood Property Trust, Inc. ............. 450,539 7,758,281
TPG RE Finance Trust, Inc. .............. 87,626 684,359
Two Harbors Investment Corp. ............ 133,940 1,529,595
77,478,888
Multi-Utilities — 0.6%
Ameren Corp. ....................... 337,447 37,092,174
Avista Corp. ........................ 112,421 4,512,579
Black Hills Corp. ..................... 90,504 6,281,883
CenterPoint Energy, Inc. ................ 825,625 35,633,975
CMS Energy Corp. .................... 377,724 29,303,828
Consolidated Edison, Inc. ............... 446,063 50,485,410
Dominion Energy, Inc. .................. 1,071,191 66,221,027
DTE Energy Co. ..................... 265,690 38,849,192

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
NiSource, Inc. ....................... 609,456 $ 28,437,217
Northwestern Energy Group, Inc. .......... 77,106 5,084,370
Public Service Enterprise Group, Inc. ....... 631,071 51,085,197
Sempra ........................... 824,464 80,113,167
Unitil Corp. ......................... 26,155 1,366,337
WEC Energy Group, Inc. ................ 399,832 46,288,551
480,754,907
Office REITs — 0.1%
Brandywine Realty Trust ................ 206,331 559,157
BXP, Inc. .......................... 183,067 9,501,177
COPT Defense Properties ............... 142,539 4,361,694
Cousins Properties, Inc. ................ 210,426 4,749,315
Douglas Emmett, Inc. .................. 171,930 1,619,581
Easterly Government Properties, Inc. ....... 67,668 1,450,125
Empire State Realty Trust, Inc. , Class A ...... 194,312 1,010,423
Highwoods Properties, Inc. .............. 155,056 3,319,749
Hudson Pacific Properties, Inc.
(a)
.......... 74,533 440,490
JBG SMITH Properties ................. 84,764 1,238,402
Kilroy Realty Corp. .................... 134,742 3,801,072
NET Lease Office Properties ............. 24,314 280,097
Orion Properties, Inc. .................. 158,327 340,403
Peakstone Realty Trust , Class E .......... 52,242 1,091,335
Piedmont Realty Trust, Inc. , Class A
(a)
....... 154,883 1,017,581
Postal Realty Trust, Inc. , Class A .......... 56,937 1,056,751
SL Green Realty Corp. ................. 91,898 3,394,712
Vornado Realty Trust .................. 211,387 5,493,948
44,726,012
Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp. ................ 446,973 10,190,984
Antero Resources Corp.
(a)
............... 372,207 15,796,465
APA Corp. ......................... 451,723 19,171,124
BKV Corp.
(a)
........................ 30,753 877,076
California Resources Corp. .............. 100,691 6,969,831
Calumet, Inc.
(a) (b)
..................... 80,697 2,897,022
Centrus Energy Corp. , Class A
(a) (b)
......... 24,219 4,204,176
Cheniere Energy, Inc. .................. 269,754 76,545,395
Chevron Corp. ....................... 2,355,759 487,406,537
Chord Energy Corp. ................... 70,752 10,059,519
Clean Energy Fuels Corp.
(a)
.............. 286,917 711,554
CNX Resources Corp.
(a) (b)
............... 172,500 6,649,875
Comstock Resources, Inc.
(a)
.............. 105,777 2,229,779
ConocoPhillips ...................... 1,539,985 203,278,020
Core Natural Resources, Inc. ............. 64,844 6,791,112
Coterra Energy, Inc. ................... 957,094 33,632,283
Crescent Energy, Inc. , Class A ............ 319,710 4,316,085
CVR Energy, Inc.
(a)
.................... 41,903 1,410,036
Delek US Holdings, Inc. ................ 80,335 3,620,698
Devon Energy Corp. ................... 784,095 39,455,660
Diamondback Energy, Inc. ............... 232,914 46,068,060
Diversified Energy Co. ................. 86,097 1,501,532
Dorian LPG Ltd. ...................... 52,736 1,803,571
DT Midstream, Inc. .................... 125,364 16,882,770
EOG Resources, Inc. .................. 681,751 98,560,742
EQT Corp. ......................... 785,197 49,969,937
Excelerate Energy, Inc. , Class A ........... 30,581 1,022,017
Expand Energy Corp. .................. 298,703 32,791,615
Exxon Mobil Corp. .................... 5,256,193 891,765,704
Gevo, Inc.
(a) (b)
....................... 420,487 1,147,930
Green Plains, Inc.
(a)
................... 85,178 1,401,178
Gulfport Energy Corp.
(a) (b)
............... 20,022 4,236,055
Harvest Natural Resources, Inc.
(a) (d)
......... 8,626 —
HF Sinclair Corp. ..................... 192,337 11,999,905
Infinity Natural Resources, Inc. , Class A
(a)
.... 16,107 283,644
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
International Seaways, Inc. .............. 47,907 $ 3,491,462
Kinder Morgan, Inc. ................... 2,464,407 82,631,567
Kinetik Holdings, Inc. , Class A ............ 59,854 2,897,532
Kosmos Energy Ltd.
(a) (b)
................. 589,632 1,639,177
Lightbridge Corp.
(a) (b)
................... 38,131 406,477
Magnolia Oil & Gas Corp. , Class A ......... 228,112 7,201,496
Marathon Petroleum Corp. .............. 370,933 90,574,420
Matador Resources Co. ................ 145,746 9,208,232
Murphy Oil Corp. ..................... 176,390 7,276,088
New Fortress Energy, Inc. , Class A
(a) (b)
....... 176,776 104,298
NextDecade Corp.
(a) (b)
.................. 191,433 1,466,377
Northern Oil & Gas, Inc. ................ 127,862 3,737,406
Occidental Petroleum Corp. .............. 904,626 58,800,690
ONEOK, Inc. ........................ 791,793 71,570,169
Ovintiv, Inc. ......................... 353,704 20,995,869
Par Pacific Holdings, Inc.
(a)
.............. 63,224 3,960,351
PBF Energy, Inc. , Class A ............... 104,269 4,965,290
Peabody Energy Corp. ................. 159,639 5,260,105
Permian Resources Corp. , Class A ......... 931,037 19,849,709
Phillips 66 .......................... 506,567 92,286,376
Range Resources Corp. ................ 305,868 13,819,116
REX American Resources Corp.
(a)
......... 40,088 1,826,810
Sable Offshore Corp. , Class A
(a) (b)
.......... 176,741 2,919,761
SandRidge Energy, Inc. ................ 56,208 916,753
SM Energy Co. ...................... 290,231 9,049,403
Talos Energy, Inc.
(a)
................... 181,322 2,857,635
Targa Resources Corp. ................. 270,202 67,747,748
Texas Pacific Land Corp.
(b)
.............. 72,510 34,410,346
Uranium Energy Corp.
(a)
................ 624,995 8,437,433
Ur-Energy, Inc.
(a) (b)
.................... 689,542 1,027,418
VAALCO Energy, Inc. .................. 134,349 851,773
Valero Energy Corp. ................... 383,776 94,823,374
Venture Global, Inc. , Class A ............. 604,658 9,529,410
Viper Energy, Inc. .................... 237,806 11,174,504
Vitesse Energy, Inc. ................... 38,163 693,040
Williams Cos., Inc. (The) ................ 1,540,643 112,127,998
World Kinect Corp. .................... 63,518 1,465,360
2,957,648,864
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a) (b)
.............. 22,285 320,458
Louisiana-Pacific Corp. ................. 81,762 5,948,185
Mercer International, Inc. ................ 81,337 115,499
Sylvamo Corp. ...................... 44,546 1,881,623
8,265,765
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................. 144,861 5,327,988
Allegiant Travel Co.
(a)
.................. 20,918 1,695,195
American Airlines Group, Inc.
(a) (b)
.......... 843,221 9,056,193
Delta Air Lines, Inc. ................... 818,911 54,441,203
Frontier Group Holdings, Inc.
(a) (b)
........... 87,186 307,767
JetBlue Airways Corp.
(a) (b)
............... 361,693 1,598,683
Joby Aviation, Inc. , Class A
(a) (b)
............ 778,756 6,432,525
SkyWest, Inc.
(a)
...................... 54,852 5,037,059
Southwest Airlines Co. ................. 620,645 23,317,633
Sun Country Airlines Holdings, Inc.
(a)
........ 74,626 1,232,821
United Airlines Holdings, Inc.
(a)
............ 405,506 37,334,937
145,782,004
Personal Care Products — 0.1%
BellRing Brands, Inc.
(a)
................. 160,759 2,586,612
Coty, Inc. , Class A
(a) (b)
.................. 485,914 976,687
Edgewell Personal Care Co. ............. 67,551 1,441,538
elf Beauty, Inc.
(a) (b)
.................... 74,996 4,545,508
Estee Lauder Cos., Inc. (The) , Class A ...... 310,025 22,250,494

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Herbalife Ltd.
(a) (b)
..................... 134,543 $ 1,980,473
Honest Co., Inc. (The)
(a) (b)
............... 130,352 383,235
Interparfums, Inc. ..................... 23,706 2,153,453
Kenvue, Inc. ........................ 2,432,826 41,941,920
Niagen Bioscience, Inc.
(a)
............... 66,565 293,552
Nu Skin Enterprises, Inc. , Class A .......... 67,464 491,138
Olaplex Holdings, Inc.
(a) (b)
............... 246,213 499,813
USANA Health Sciences, Inc.
(a)
........... 22,064 385,458
79,929,881
Pharmaceuticals — 3.3%
Aclaris Therapeutics, Inc.
(a) (b)
............. 267,389 1,002,709
Alto Neuroscience, Inc.
(a) (b)
............... 36,674 824,432
Alumis, Inc.
(a)
....................... 109,881 2,420,678
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 241,171 2,997,756
Amphastar Pharmaceuticals, Inc.
(a)
......... 47,346 927,508
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 112,143 1,558,788
ANI Pharmaceuticals, Inc.
(a)
.............. 23,091 1,775,698
Aquestive Therapeutics, Inc.
(a) (b)
........... 160,679 666,818
Arvinas, Inc.
(a)
....................... 92,703 982,652
AtaiBeckley, Inc.
(a) (b)
................... 305,704 1,082,192
Atea Pharmaceuticals, Inc.
(a) (b)
............ 186,665 1,004,258
Axsome Therapeutics, Inc.
(a)
............. 54,561 9,221,900
BioAge Labs, Inc.
(a) (b)
.................. 44,417 776,853
Bristol-Myers Squibb Co. ................ 2,566,066 155,631,903
Collegium Pharmaceutical, Inc.
(a)
.......... 43,539 1,439,835
Corcept Therapeutics, Inc.
(a)
............. 119,964 4,835,749
CorMedix, Inc.
(a) (b)
.................... 97,946 665,053
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 141,908 5,154,099
Definium Therapeutics, Inc.
(a)
............. 151,459 2,862,575
Edgewise Therapeutics, Inc.
(a) (b)
........... 102,695 3,234,892
Elanco Animal Health, Inc.
(a) (b)
............ 640,319 15,322,834
Eli Lilly & Co. ....................... 997,130 917,130,260
Enliven Therapeutics, Inc.
(a) (b)
............. 71,043 2,784,886
Esperion Therapeutics, Inc.
(a) (b)
............ 345,023 945,363
Eton Pharmaceuticals, Inc.
(a) (b)
............ 52,889 1,305,301
Evolus, Inc.
(a) (b)
...................... 70,609 290,203
EyePoint, Inc.
(a) (b)
..................... 108,197 1,394,659
Fulcrum Therapeutics, Inc.
(a) (b)
............ 200 1,534
Harmony Biosciences Holdings, Inc.
(a)
....... 47,476 1,329,803
Harrow, Inc.
(a) (b)
...................... 44,017 1,552,039
Impact BioMedical, Inc.
(a)
................ 6 4
Indivior Pharmaceuticals, Inc.
(a) (b)
.......... 156,716 4,776,704
Innoviva, Inc.
(a)
...................... 100,397 2,339,250
Jazz Pharmaceuticals plc
(a)
.............. 77,287 14,611,107
Johnson & Johnson ................... 3,028,428 740,268,940
LB Pharmaceuticals, Inc.
(a) (b)
............. 35,206 868,180
LENZ Therapeutics, Inc.
(a) (b)
.............. 25,750 235,613
Ligand Pharmaceuticals, Inc.
(a)
............ 26,819 5,354,413
Liquidia Corp.
(a) (b)
..................... 90,406 3,411,922
Maze Therapeutics, Inc.
(a) (b)
.............. 27,721 827,472
MBX Biosciences, Inc.
(a) (b)
............... 39,745 1,186,388
Merck & Co., Inc. ..................... 3,120,900 375,413,061
Nektar Therapeutics
(a) (b)
................. 38,126 2,743,166
NovaBay Pharmaceuticals, Inc.
(b)
.......... 56,575 84,297
Nuvation Bio, Inc. , Class A
(a) (b)
............ 300,760 1,290,260
Ocular Therapeutix, Inc.
(a) (b)
.............. 232,220 1,966,903
Omeros Corp.
(a) (b)
..................... 136,795 1,444,555
Organon & Co. ...................... 327,782 1,963,414
Pacira BioSciences, Inc.
(a) (b)
.............. 67,856 1,533,546
Perrigo Co. plc ...................... 169,789 1,823,534
Pfizer, Inc. ......................... 7,163,127 201,140,606
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 76,830 853,581
Phibro Animal Health Corp. , Class A ........ 23,420 1,295,360
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 67,061 3,974,705
Security
Shares
Shares Value
Pharmaceuticals (continued)
Rapport Therapeutics, Inc.
(a) (b)
............ 32,775 $ 1,025,530
Royalty Pharma plc , Class A ............. 479,425 22,998,017
Scilex Holding Co.
(a) (b)
.................. 14,742 98,182
Septerna, Inc.
(a) (b)
..................... 28,733 690,454
Supernus Pharmaceuticals, Inc.
(a)
.......... 79,288 4,098,397
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 53,246 3,735,207
Terns Pharmaceuticals, Inc.
(a)
............. 111,797 5,893,938
Theravance Biopharma, Inc.
(a) (b)
........... 46,081 747,895
Trevi Therapeutics, Inc.
(a) (b)
.............. 147,938 1,764,900
VeraDermics, Inc.
(a) (b)
.................. 22,688 1,432,747
Viatris, Inc. ......................... 1,478,655 19,976,629
WaVe Life Sciences Ltd.
(a) (b)
.............. 183,547 1,330,716
Xeris Biopharma Holdings, Inc.
(a)
.......... 222,956 1,293,145
Zevra Therapeutics, Inc.
(a) (b)
.............. 93,104 867,729
Zoetis, Inc. , Class A ................... 532,811 62,983,588
2,639,467,285
Professional Services — 0.6%
Alight, Inc. , Class A ................... 583,185 339,822
Amentum Holdings, Inc.
(a)
............... 189,980 4,954,678
Automatic Data Processing, Inc. ........... 508,075 103,230,679
Barrett Business Services, Inc. ............ 34,558 1,008,402
BlackSky Technology, Inc. , Class A
(a) (b)
....... 34,916 878,487
Booz Allen Hamilton Holding Corp. ......... 150,958 11,779,253
Broadridge Financial Solutions, Inc. ........ 147,061 23,894,471
CACI International, Inc. , Class A
(a)
......... 27,585 15,002,654
CBIZ, Inc.
(a) (b)
........................ 67,604 1,815,167
Clarivate plc
(a) (b)
...................... 559,056 1,414,412
Concentrix Corp. ..................... 59,244 1,620,916
Conduent, Inc.
(a)
..................... 291,646 373,307
CRA International, Inc. ................. 9,361 1,515,359
CSG Systems International, Inc. ........... 34,927 2,792,064
Equifax, Inc. ........................ 154,679 27,853,048
ExlService Holdings, Inc.
(a)
.............. 209,003 6,364,141
Exponent, Inc. ....................... 64,474 4,206,929
First Advantage Corp.
(a) (b)
............... 96,032 1,129,336
Franklin Covey Co.
(a) (b)
................. 21,611 341,238
FTI Consulting, Inc.
(a)
.................. 37,175 6,571,425
Genpact Ltd. ........................ 200,917 7,484,158
Huron Consulting Group, Inc.
(a) (b)
.......... 21,418 2,730,581
ICF International, Inc. .................. 24,339 1,589,093
Innodata, Inc.
(a) (b)
..................... 37,687 1,455,472
Insperity, Inc. ........................ 44,196 1,195,060
Jacobs Solutions, Inc. .................. 150,400 19,142,912
KBR, Inc. .......................... 159,119 5,865,126
Kelly Services, Inc. , Class A, NVS ......... 56,731 502,069
Kforce, Inc. ......................... 26,513 775,240
Korn Ferry ......................... 67,579 4,254,098
Legalzoom.com, Inc.
(a)
................. 142,450 807,692
Leidos Holdings, Inc. .................. 159,665 24,831,101
ManpowerGroup, Inc. .................. 64,292 1,894,042
Maximus, Inc. ....................... 69,981 4,485,782
Parsons Corp.
(a) (b)
..................... 67,164 3,638,274
Paychex, Inc. ....................... 414,155 38,151,959
Paycom Software, Inc. ................. 62,499 7,596,129
Paylocity Holding Corp.
(a)
............... 54,833 5,924,157
Planet Labs PBC , Class A
(a) (b)
............. 354,718 9,914,368
Resolute Holdings Management, Inc.
(a) (b)
..... 4,382 711,199
Resources Connection, Inc. .............. 44,780 167,029
Robert Half, Inc. ..................... 129,780 3,296,412
Science Applications International Corp. ..... 59,372 5,635,590
Spire Global, Inc. , Class A
(a) (b)
............ 41,201 518,309
SS&C Technologies Holdings, Inc. ......... 266,187 17,986,256
TIC Solutions, Inc.
(a) (b)
.................. 250,090 1,645,592
TransUnion ......................... 246,810 17,076,784

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
TriNet Group, Inc. .................... 36,163 $ 1,317,418
UL Solutions, Inc. , Class A ............... 94,802 8,125,479
Upwork, Inc.
(a) (b)
...................... 167,516 1,835,975
Verisk Analytics, Inc. ................... 175,267 33,256,913
Verra Mobility Corp. , Class A
(a)
............ 215,051 3,073,079
Willdan Group, Inc.
(a)
.................. 18,122 1,387,420
455,356,556
Real Estate Management & Development — 0.2%
CBRE Group, Inc. , Class A
(a)
............. 367,549 49,788,187
Compass, Inc. , Class A
(a)
................ 800,678 5,852,956
CoStar Group, Inc.
(a)
................... 533,694 21,529,216
Cushman & Wakefield Ltd.
(a)
............. 163,332 2,002,450
eXp World Holdings, Inc. ................ 145,244 870,012
Forestar Group, Inc.
(a)
.................. 26,648 651,277
FRP Holdings, Inc.
(a) (b)
.................. 21,006 459,611
Howard Hughes Holdings, Inc.
(a) (b)
.......... 39,883 2,522,999
Jones Lang LaSalle, Inc.
(a)
............... 58,597 17,832,239
Kennedy-Wilson Holdings, Inc. ............ 167,091 1,807,925
Marcus & Millichap, Inc. ................ 32,944 875,981
Newmark Group, Inc. , Class A ............ 198,369 2,973,551
Opendoor Technologies, Inc. , Class A
(a) (b)
..... 1,019,768 4,772,514
RE/MAX Holdings, Inc. , Class A
(a) (b)
......... 45,557 262,408
RMR Group, Inc. (The) , Class A ........... 25,810 399,281
St. Joe Co. (The) ..................... 49,917 3,134,788
Tejon Ranch Co.
(a) (b)
................... 45,658 860,197
Zillow Group, Inc. , Class A
(a) (b)
............ 63,048 2,609,557
Zillow Group, Inc. , Class C, NVS
(a)
......... 223,422 9,245,202
128,450,351
Residential REITs — 0.2%
American Homes 4 Rent , Class A .......... 414,978 11,586,186
AvalonBay Communities, Inc. ............ 175,561 28,677,889
Camden Property Trust ................. 127,665 12,467,764
Centerspace ........................ 21,402 1,229,545
Equity LifeStyle Properties, Inc. ........... 241,629 15,082,482
Equity Residential .................... 426,793 25,244,806
Essex Property Trust, Inc. ............... 79,477 19,233,434
Independence Realty Trust, Inc. ........... 294,595 4,386,520
Invitation Homes, Inc. .................. 720,171 17,896,249
Mid-America Apartment Communities, Inc. .... 144,392 17,633,151
NexPoint Residential Trust, Inc. ........... 35,106 877,650
Sun Communities, Inc. ................. 145,042 18,269,490
UDR, Inc. .......................... 382,742 12,929,025
UMH Properties, Inc. .................. 109,083 1,574,068
Veris Residential, Inc. .................. 112,022 2,113,855
189,202,114
Retail REITs — 0.3%
Acadia Realty Trust ................... 194,909 3,726,660
Agree Realty Corp. ................... 152,290 11,479,620
Alexander's, Inc. ..................... 2,331 550,582
Brixmor Property Group, Inc. ............. 381,534 10,988,179
CBL & Associates Properties, Inc. .......... 31,373 1,205,664
Curbline Properties Corp. ............... 138,373 3,568,640
Federal Realty Investment Trust ........... 94,609 10,048,422
Getty Realty Corp. .................... 68,643 2,182,847
InvenTrust Properties Corp. .............. 98,834 3,010,484
Kimco Realty Corp. ................... 845,331 18,994,588
Kite Realty Group Trust ................. 278,804 6,844,638
Macerich Co. (The) ................... 326,171 6,164,632
NETSTREIT Corp. .................... 144,688 2,724,475
NNN REIT, Inc. ...................... 222,126 9,335,956
Phillips Edison & Co., Inc. ............... 166,554 6,232,451
Realty Income Corp. ................... 1,148,061 70,238,372
Regency Centers Corp. ................ 203,895 15,426,696
Security
Shares
Shares Value
Retail REITs (continued)
Saul Centers, Inc. .................... 29,098 $ 948,013
Simon Property Group, Inc. .............. 406,137 75,756,735
SITE Centers Corp. ................... 57,463 310,300
Tanger, Inc. ......................... 141,779 4,817,650
Urban Edge Properties ................. 181,696 3,630,286
Whitestone REIT ..................... 58,827 950,056
269,135,946
Semiconductors & Semiconductor Equipment — 13.3%
ACM Research, Inc. , Class A
(a)
............ 65,086 2,561,134
Advanced Micro Devices, Inc.
(a)
........... 2,051,743 417,386,078
Aehr Test Systems
(a) (b)
.................. 46,125 1,710,315
Allegro MicroSystems, Inc.
(a)
............. 161,121 5,080,145
Alpha & Omega Semiconductor Ltd.
(a)
....... 33,887 750,936
Ambarella, Inc.
(a)
..................... 52,756 2,715,615
Amkor Technology, Inc. ................. 143,281 6,451,943
Analog Devices, Inc. ................... 614,814 195,596,926
Applied Materials, Inc. ................. 998,565 341,299,531
Astera Labs, Inc.
(a)
.................... 166,215 18,217,164
Axcelis Technologies, Inc.
(a)
.............. 41,601 3,872,221
AXT, Inc.
(a) (b)
........................ 60,723 3,459,997
Broadcom, Inc. ...................... 5,965,564 1,846,401,714
CEVA, Inc.
(a) (b)
....................... 37,070 692,468
Cirrus Logic, Inc.
(a)
.................... 64,089 9,268,551
Cohu, Inc.
(a)
........................ 59,219 1,813,286
Credo Technology Group Holding Ltd.
(a)
...... 200,215 18,794,182
Diodes, Inc.
(a)
....................... 57,945 3,955,326
Enphase Energy, Inc.
(a)
................. 167,125 6,318,996
Entegris, Inc. ........................ 189,753 22,246,642
First Solar, Inc.
(a)
..................... 135,348 26,698,746
FormFactor, Inc.
(a)
.................... 97,749 9,480,676
Ichor Holdings Ltd.
(a)
................... 46,197 2,153,242
Impinj, Inc.
(a)
........................ 32,961 3,385,095
indie Semiconductor, Inc. , Class A
(a) (b)
....... 283,130 911,679
Intel Corp.
(a)
........................ 5,907,889 260,715,142
KLA Corp. .......................... 164,910 242,815,133
Kopin Corp.
(a) (b)
...................... 222,785 501,266
Kulicke & Soffa Industries, Inc. ............ 65,518 4,305,843
Lam Research Corp. .................. 1,570,583 335,570,764
Lattice Semiconductor Corp.
(a)
............ 174,618 16,197,566
MACOM Technology Solutions Holdings, Inc.
(a)
. 80,728 17,927,267
Marvell Technology, Inc. ................ 1,097,812 108,738,279
MaxLinear, Inc.
(a)
..................... 119,875 2,084,626
Microchip Technology, Inc. ............... 680,396 43,960,386
Micron Technology, Inc. ................. 1,416,087 478,410,832
MKS, Inc. .......................... 84,614 19,445,143
Monolithic Power Systems, Inc. ........... 61,212 66,926,140
Navitas Semiconductor Corp.
(a) (b)
.......... 272,941 2,393,693
NVE Corp. ......................... 8,425 551,837
NVIDIA Corp. ....................... 30,572,382 5,331,823,421
NXP Semiconductors NV ............... 316,415 62,289,457
ON Semiconductor Corp.
(a)
.............. 499,788 30,946,873
Onto Innovation, Inc.
(a)
................. 61,811 12,675,582
PDF Solutions, Inc.
(a)
.................. 41,700 1,364,007
Penguin Solutions, Inc.
(a)
................ 68,952 1,213,555
Photronics, Inc.
(a)
..................... 73,352 2,964,154
Power Integrations, Inc. ................ 70,887 3,629,414
Qnity Electronics, Inc. .................. 262,548 30,292,788
Qorvo, Inc.
(a)
........................ 105,917 8,197,976
QUALCOMM, Inc. .................... 1,342,462 172,882,256
Rambus, Inc.
(a) (b)
..................... 135,760 11,679,433
Rigetti Computing, Inc.
(a) (b)
............... 410,351 5,761,328
Semtech Corp.
(a)
..................... 117,083 9,002,512
Silicon Laboratories, Inc.
(a)
............... 42,154 8,774,355
SiTime Corp.
(a)
....................... 27,651 9,549,273

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SkyWater Technology, Inc.
(a) (b)
............ 38,002 $ 1,041,635
Skyworks Solutions, Inc. ................ 185,051 9,909,481
SolarEdge Technologies, Inc.
(a)
............ 81,727 4,172,163
Synaptics, Inc.
(a) (b)
.................... 53,716 3,762,269
Teradyne, Inc. ....................... 197,066 58,422,186
Texas Instruments, Inc. ................. 1,142,359 221,777,576
Ultra Clean Holdings, Inc.
(a)
.............. 56,533 3,515,222
Universal Display Corp. ................ 55,311 5,069,806
Veeco Instruments, Inc.
(a)
............... 80,050 2,710,493
10,565,193,740
Software — 7.9%
8x8, Inc.
(a)
.......................... 215,708 358,075
A10 Networks, Inc. .................... 87,777 2,029,404
ACI Worldwide, Inc.
(a)
.................. 137,687 5,646,544
Adeia, Inc. ......................... 150,072 3,606,230
Adobe, Inc.
(a)
........................ 516,127 125,460,151
Agilysys, Inc.
(a)
...................... 32,285 2,296,755
Alarm.com Holdings, Inc.
(a)
.............. 63,450 2,740,405
Alkami Technology, Inc.
(a) (b)
.............. 104,926 1,644,190
Amplitude, Inc. , Class A
(a)
............... 121,202 826,598
Appfolio, Inc. , Class A
(a) (b)
............... 29,379 4,636,594
Appian Corp. , Class A
(a)
................ 50,889 1,226,934
AppLovin Corp. , Class A
(a)
............... 340,529 135,530,542
Asana, Inc. , Class A
(a) (b)
................. 111,144 711,322
Atlassian Corp. , Class A
(a) (b)
.............. 212,951 14,533,906
Aurora Innovation, Inc. , Class A
(a) (b)
......... 1,572,383 6,478,218
Autodesk, Inc.
(a)
...................... 267,762 64,102,223
AvePoint, Inc. , Class A
(a)
................ 167,347 1,591,470
Bentley Systems, Inc. , Class B ............ 188,561 6,622,262
BILL Holdings, Inc.
(a)
................... 116,897 4,477,155
Bit Digital, Inc.
(a) (b)
..................... 444,303 582,037
BitMine Immersion Technologies, Inc.
(b)
...... 579,925 11,470,916
Blackbaud, Inc.
(a)
..................... 46,608 1,799,535
BlackLine, Inc.
(a)
..................... 64,303 2,379,211
Blend Labs, Inc. , Class A
(a) (b)
............. 309,734 526,548
Box, Inc. , Class A
(a)
................... 182,415 4,312,291
Braze, Inc. , Class A
(a) (b)
................. 136,892 3,232,020
C3.ai, Inc. , Class A
(a) (b)
................. 158,192 1,331,977
Cadence Design Systems, Inc.
(a)
.......... 342,177 95,080,723
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 757,764 4,546,584
Cerence, Inc.
(a) (b)
..................... 54,449 343,573
Cipher Digital, Inc.
(a) (b)
.................. 377,788 4,862,132
Circle Internet Group, Inc. , Class A
(a)
........ 68,296 6,516,121
Cleanspark, Inc.
(a) (b)
................... 348,374 2,964,663
Clear Secure, Inc. , Class A .............. 114,533 5,544,543
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 367,908 8,701,024
Commvault Systems, Inc.
(a)
.............. 55,963 4,358,958
Consensus Cloud Solutions, Inc.
(a) (b)
........ 26,369 626,000
Core Scientific, Inc.
(a) (b)
................. 408,976 6,118,281
Crowdstrike Holdings, Inc. , Class A
(a)
........ 317,500 123,955,175
Datadog, Inc. , Class A
(a)
................ 413,614 48,827,133
Digimarc Corp.
(a) (b)
.................... 23,964 117,663
Digital Turbine, Inc.
(a) (b)
................. 148,790 428,515
DocuSign, Inc.
(a)
..................... 255,156 12,096,946
Dolby Laboratories, Inc. , Class A .......... 74,004 4,444,680
Domo, Inc. , Class B
(a) (b)
................. 56,964 174,310
Dropbox, Inc. , Class A
(a)
................ 215,093 4,886,913
D-Wave Quantum, Inc.
(a) (b)
............... 470,924 6,795,433
Dynatrace, Inc.
(a)
..................... 380,282 14,062,828
Elastic NV
(a)
........................ 118,547 5,926,165
Exodus Movement, Inc. , Class A
(a) (b)
........ 7,318 47,567
Fair Isaac Corp.
(a)
..................... 29,695 31,700,600
Five9, Inc.
(a)
........................ 101,486 1,539,543
Fortinet, Inc.
(a)
....................... 792,668 64,776,829
Security
Shares
Shares Value
Software (continued)
Freshworks, Inc. , Class A
(a)
.............. 259,950 $ 2,087,398
Gen Digital, Inc. ...................... 697,037 13,125,207
Gitlab, Inc. , Class A
(a)
.................. 179,036 3,874,339
Guidewire Software, Inc.
(a)
............... 107,465 16,072,465
HubSpot, Inc.
(a)
...................... 66,735 16,290,013
Hut 8 Corp.
(a) (b)
...................... 120,612 5,657,909
I3 Verticals, Inc. , Class A
(a) (b)
............. 31,636 707,381
Intapp, Inc.
(a)
........................ 69,786 1,792,802
InterDigital, Inc. ...................... 31,727 9,581,554
Intuit, Inc. .......................... 350,447 151,526,274
Klaviyo, Inc. , Class A
(a) (b)
................ 191,400 3,724,644
Life360, Inc.
(a) (b)
...................... 97,575 3,983,011
LiveRamp Holdings, Inc.
(a)
............... 91,550 2,427,906
Manhattan Associates, Inc.
(a)
............. 76,120 10,133,094
MARA Holdings, Inc.
(a) (b)
................ 506,077 4,129,588
Microsoft Corp. ...................... 9,341,272 3,457,858,657
Mitek Systems, Inc.
(a)
.................. 62,314 841,239
N-able, Inc.
(a)
........................ 104,478 487,912
nCino, Inc.
(a)
........................ 135,650 2,032,037
NCR Voyix Corp.
(a) (b)
................... 200,090 1,266,570
Netskope, Inc. , Class A
(a) (b)
.............. 139,846 1,187,293
NextNav, Inc.
(a) (b)
..................... 115,695 1,853,434
Nutanix, Inc. , Class A
(a)
................. 342,003 12,999,534
ON24, Inc.
(a) (b)
....................... 200 1,620
OneSpan, Inc. ....................... 49,190 517,971
Onestream, Inc.
(a)
..................... 105,067 2,521,608
Ooma, Inc.
(a)
........................ 54,814 797,544
Oracle Corp. ........................ 2,133,642 313,880,075
PagerDuty, Inc.
(a)
..................... 125,277 777,970
Palantir Technologies, Inc. , Class A
(a)
....... 2,873,636 420,355,474
Palo Alto Networks, Inc.
(a)
............... 1,016,791 163,011,933
PAR Technology Corp.
(a) (b)
............... 56,235 749,613
Pegasystems, Inc. .................... 119,707 5,094,730
Porch Group, Inc.
(a)
................... 132,190 947,802
Procore Technologies, Inc.
(a)
............. 156,330 8,910,810
Progress Software Corp.
(a)
............... 56,469 1,448,430
PTC, Inc.
(a)
......................... 149,882 21,356,686
Q2 Holdings, Inc.
(a)
.................... 78,373 3,707,043
Qualys, Inc.
(a)
....................... 44,725 3,929,091
Rapid7, Inc.
(a)
....................... 79,111 435,902
Red Violet, Inc.
(a)
..................... 20,244 700,442
RingCentral, Inc. , Class A ............... 100,248 3,728,223
Riot Platforms, Inc.
(a) (b)
................. 423,186 5,230,579
Roper Technologies, Inc. ................ 133,602 47,276,404
Rubrik, Inc. , Class A
(a)
.................. 194,554 9,527,309
SailPoint, Inc.
(a) (b)
..................... 96,880 1,282,691
Salesforce, Inc. ...................... 1,179,073 220,097,557
Samsara, Inc. , Class A
(a) (b)
............... 456,689 14,472,474
SEMrush Holdings, Inc. , Class A
(a)
......... 48,635 580,702
SentinelOne, Inc. , Class A
(a)
.............. 443,839 5,716,646
ServiceNow, Inc.
(a)
.................... 1,316,438 137,633,593
ServiceTitan, Inc. , Class A
(a)
.............. 73,878 4,688,298
SoundHound AI, Inc. , Class A
(a) (b)
.......... 506,224 3,477,759
Sprinklr, Inc. , Class A
(a)
................. 142,246 853,476
Sprout Social, Inc. , Class A
(a) (b)
............ 71,168 405,658
SPS Commerce, Inc.
(a)
................. 48,255 2,686,356
SRAX, Inc.
(a) (b)
....................... 10,903 654
Strategy, Inc. , Class A
(a) (b)
............... 395,294 49,332,691
Synopsys, Inc.
(a)
..................... 240,579 95,384,762
Telos Corp.
(a)
........................ 124,562 521,915
Tenable Holdings, Inc.
(a) (b)
............... 155,747 2,634,460
Teradata Corp.
(a)
..................... 120,609 3,091,209
Terawulf, Inc.
(a) (b)
..................... 411,264 5,934,540
Trimble, Inc.
(a)
....................... 301,535 19,669,128
Tyler Technologies, Inc.
(a)
............... 54,401 18,625,814

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
UiPath, Inc. , Class A
(a) (b)
................ 542,066 $ 6,016,933
Unity Software, Inc.
(a)
.................. 433,351 9,507,721
Varonis Systems, Inc.
(a)
................. 157,446 3,380,366
Vertex, Inc. , Class A
(a) (b)
................. 96,922 1,152,403
Weave Communications, Inc.
(a) (b)
.......... 116,893 540,046
Workday, Inc. , Class A
(a) (b)
............... 269,660 35,034,227
Workiva, Inc. , Class A
(a) (b)
............... 65,964 3,933,433
Xperi, Inc.
(a) (b)
....................... 54,983 307,905
Yext, Inc.
(a)
......................... 140,432 539,259
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 256,804 4,088,320
Zoom Communications, Inc. , Class A
(a)
...... 330,760 26,589,796
Zscaler, Inc.
(a)
....................... 128,389 18,011,693
6,304,336,420
Specialized REITs — 0.8%
American Tower Corp. ................. 588,142 101,501,546
Crown Castle, Inc. .................... 551,689 44,857,833
CubeSmart ......................... 288,081 10,558,169
Digital Realty Trust, Inc. ................ 406,795 73,308,527
EPR Properties ...................... 100,962 5,044,062
Equinix, Inc. ........................ 123,308 120,871,434
Extra Space Storage, Inc. ............... 266,595 34,958,602
Farmland Partners, Inc. ................ 87,538 983,052
Four Corners Property Trust, Inc. .......... 145,323 3,436,889
Gaming & Leisure Properties, Inc. ......... 345,263 15,319,319
Gladstone Land Corp. ................. 56,255 573,801
Iron Mountain, Inc. .................... 371,760 37,971,566
Lamar Advertising Co. , Class A ........... 108,381 13,727,537
Millrose Properties, Inc. , Class A ........... 201,187 5,633,236
National Storage Affiliates Trust ........... 93,761 3,538,540
Outfront Media, Inc. ................... 188,510 4,995,515
Public Storage ....................... 197,695 53,551,622
Rayonier, Inc. ....................... 357,812 7,378,083
Safehold, Inc. ....................... 75,594 1,022,787
SBA Communications Corp. ............. 134,031 23,068,075
Smartstop Self Storage REIT, Inc. .......... 84,220 2,550,182
VICI Properties, Inc. ................... 1,337,023 36,527,468
Weyerhaeuser Co. .................... 905,937 22,132,041
623,509,886
Specialty Retail — 1.8%
Abercrombie & Fitch Co. , Class A
(a)
......... 59,099 5,399,876
Academy Sports & Outdoors, Inc. .......... 85,995 4,854,418
Advance Auto Parts, Inc. ................ 74,603 3,935,308
American Eagle Outfitters, Inc. ............ 204,760 3,419,492
America's Car-Mart, Inc.
(a) (b)
.............. 9,200 117,116
Arhaus, Inc. , Class A .................. 60,496 410,163
Arko Corp. ......................... 104,370 580,297
Asbury Automotive Group, Inc.
(a)
........... 25,256 4,935,275
AutoNation, Inc.
(a)
..................... 34,510 6,738,423
AutoZone, Inc.
(a)
..................... 20,856 70,446,980
Bath & Body Works, Inc. ................ 266,688 4,979,065
Bed Bath & Beyond, Inc.
(a) (b)
.............. 101,706 471,916
Best Buy Co., Inc. .................... 243,352 15,623,198
Boot Barn Holdings, Inc.
(a)
............... 37,804 5,532,993
Buckle, Inc. (The) .................... 38,040 1,915,694
Build-A-Bear Workshop, Inc. ............. 40 1,498
Burlington Stores, Inc.
(a)
................ 78,612 25,578,773
Caleres, Inc. ........................ 46,916 494,495
Camping World Holdings, Inc. , Class A ...... 75,485 515,563
CarMax, Inc.
(a)
....................... 181,621 7,551,801
Carvana Co. , Class A
(a)
................. 178,012 55,963,413
Chewy, Inc. , Class A
(a)
................. 308,274 8,323,398
Children's Place, Inc. (The)
(a) (b)
............ 15,492 52,053
Dick's Sporting Goods, Inc. .............. 83,048 16,467,588
Security
Shares
Shares Value
Specialty Retail (continued)
EVgo, Inc. , Class A
(a) (b)
................. 167,724 $ 288,485
Five Below, Inc.
(a)
..................... 69,993 15,992,001
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 133,865 6,800,342
GameStop Corp. , Class A
(a) (b)
............. 513,184 11,823,759
Gap, Inc. (The) ...................... 280,482 6,787,664
Genesco, Inc.
(a)
...................... 40 1,160
Group 1 Automotive, Inc. ................ 15,419 5,097,984
Haverty Furniture Cos., Inc. .............. 20,829 441,158
Home Depot, Inc. (The) ................ 1,252,719 412,006,752
Leslie's, Inc.
(a) (b)
...................... 17,136 19,192
Lithia Motors, Inc. , Class A .............. 30,546 7,627,947
Lowe's Cos., Inc. ..................... 704,641 166,492,576
MarineMax, Inc.
(a) (b)
................... 24,652 667,083
Monro, Inc. ......................... 42,325 678,893
Murphy USA, Inc. .................... 21,155 10,449,935
National Vision Holdings, Inc.
(a)
........... 100,492 2,602,743
O'Reilly Automotive, Inc.
(a)
............... 1,055,437 97,427,389
Penske Automotive Group, Inc. ........... 24,560 3,672,211
Petco Health & Wellness Co., Inc.
(a) (b)
....... 176,599 490,945
PetMed Express, Inc.
(a) (b)
................ 80,902 184,457
RealReal, Inc. (The)
(a) (b)
................. 147,900 1,342,932
Revolve Group, Inc. , Class A
(a) (b)
........... 48,422 1,094,821
RH
(a)
............................. 19,313 2,700,344
Ross Stores, Inc. ..................... 408,876 88,574,808
Sally Beauty Holdings, Inc.
(a)
............. 133,374 1,847,230
Shoe Carnival, Inc. .................... 31,333 488,482
Signet Jewelers Ltd. ................... 53,966 4,567,682
Sonic Automotive, Inc. , Class A ........... 21,158 1,450,804
Stitch Fix, Inc. , Class A
(a)
................ 175,228 580,005
ThredUp, Inc. , Class A
(a) (b)
............... 142,742 468,194
TJX Cos., Inc. (The) ................... 1,395,143 222,804,337
Tractor Supply Co. .................... 662,175 29,996,528
Ulta Beauty, Inc.
(a)
.................... 56,214 29,383,620
Upbound Group, Inc. .................. 65,925 1,189,946
Urban Outfitters, Inc.
(a)
................. 67,601 4,282,523
Valvoline, Inc.
(a)
...................... 164,227 5,531,165
Victoria's Secret & Co.
(a) (b)
............... 100,354 4,652,411
Warby Parker, Inc. , Class A
(a) (b)
............ 124,678 2,626,965
Wayfair, Inc. , Class A
(a) (b)
................ 135,078 10,159,216
Williams-Sonoma, Inc. ................. 151,257 27,578,689
Winmark Corp. ...................... 3,395 1,451,532
1,436,633,706
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. ......................... 18,472,536 4,688,144,912
Corsair Gaming, Inc.
(a) (b)
................ 86,449 479,792
Dell Technologies, Inc. , Class C ........... 374,325 61,437,962
Diebold Nixdorf, Inc.
(a) (b)
................. 46,634 3,518,069
Eastman Kodak Co.
(a)
.................. 100,046 905,416
Everpure, Inc. , Class A
(a)
................ 393,531 23,234,070
GPGI, Inc. , Class A
(b)
.................. 233,550 3,993,705
Hewlett Packard Enterprise Co. ........... 1,680,317 40,008,348
HP, Inc. ........................... 1,159,651 22,276,896
Immersion Corp. ..................... 65,827 359,415
IonQ, Inc.
(a) (b)
........................ 449,876 12,969,925
NetApp, Inc. ........................ 252,537 25,857,263
Quantum Computing, Inc.
(a) (b)
............. 247,293 1,693,957
Sandisk Corp.
(a)
...................... 186,016 118,183,405
Seagate Technology Holdings plc .......... 273,818 107,270,940
Super Micro Computer, Inc.
(a)
............. 630,452 14,355,392
Western Digital Corp. .................. 426,739 115,428,632
Xerox Holdings Corp. .................. 145,874 188,178
5,240,306,277

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.
(a) (b)
................. 163,271 $ 2,876,835
Carter's, Inc. ........................ 45,415 1,624,040
Columbia Sportswear Co. ............... 33,668 1,845,343
Crocs, Inc.
(a) (b)
....................... 66,285 5,502,981
Deckers Outdoor Corp.
(a)
................ 178,420 17,858,058
Figs, Inc. , Class A
(a)
................... 216,781 3,201,855
G-III Apparel Group Ltd. ................ 55,612 1,540,452
Kontoor Brands, Inc. ................... 63,759 4,481,620
Levi Strauss & Co. , Class A .............. 133,394 2,466,455
Lululemon Athletica, Inc.
(a)
............... 134,899 20,653,037
Movado Group, Inc. ................... 24,940 609,035
NIKE, Inc. , Class B ................... 1,495,126 78,972,555
Oxford Industries, Inc. ................. 20,050 772,126
PVH Corp.
(b)
........................ 60,059 4,189,716
Ralph Lauren Corp. , Class A ............. 48,628 16,727,546
Steven Madden Ltd. ................... 92,974 3,153,678
Tapestry, Inc. ........................ 255,577 36,064,470
Under Armour, Inc. , Class A
(a) (b)
........... 180,022 1,063,930
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 244,106 1,413,374
VF Corp. .......................... 423,101 7,188,486
Wolverine World Wide, Inc. .............. 102,318 1,669,830
213,875,422
Tobacco — 0.6%
Altria Group, Inc. ..................... 2,110,538 139,274,403
Philip Morris International, Inc. ............ 1,956,059 323,414,795
Turning Point Brands, Inc.
(b)
.............. 23,871 2,071,764
Universal Corp. ...................... 31,216 1,645,083
466,406,045
Trading Companies & Distributors — 0.5%
Air Lease Corp. , Class A ................ 133,857 8,692,674
Alta Equipment Group, Inc. , Class A ........ 53,648 288,090
Applied Industrial Technologies, Inc. ........ 47,486 12,598,986
BlueLinx Holdings, Inc.
(a) (b)
............... 10,895 590,291
Boise Cascade Co. ................... 48,253 3,659,990
Core & Main, Inc. , Class A
(a)
.............. 242,668 11,987,799
Custom Truck One Source, Inc.
(a)
.......... 122,164 802,617
Distribution Solutions Group, Inc.
(a)
......... 40 1,050
DNOW, Inc.
(a)
....................... 254,368 3,029,523
DXP Enterprises, Inc.
(a)
................. 16,507 2,306,523
EquipmentShare.com, Inc. , Class A
(a) (b)
...... 35,223 717,492
Fastenal Co. ........................ 1,439,798 66,806,627
Ferguson Enterprises, Inc. ............... 245,758 57,325,511
GATX Corp. ........................ 44,909 7,667,763
Global Industrial Co. ................... 22,665 714,401
Herc Holdings, Inc. .................... 39,536 3,935,809
Hudson Technologies, Inc.
(a)
............. 60,454 355,470
McGrath RentCorp .................... 31,685 3,494,222
MSC Industrial Direct Co., Inc. , Class A ...... 55,663 5,136,025
NPK International, Inc.
(a) (b)
............... 124,410 1,802,701
QXO, Inc.
(a) (b)
........................ 642,319 12,473,835
Rush Enterprises, Inc. , Class A ........... 65,743 4,346,270
Rush Enterprises, Inc. , Class B ........... 26,230 1,687,900
SiteOne Landscape Supply, Inc.
(a)
.......... 58,013 7,722,110
Titan Machinery, Inc.
(a) (b)
................ 31,145 520,744
Transcat, Inc.
(a)
...................... 11,582 850,698
United Rentals, Inc. ................... 79,361 57,819,250
Watsco, Inc. ........................ 44,009 16,010,034
WESCO International, Inc. ............... 59,757 16,350,710
Willis Lease Finance Corp.
(b)
............. 3,137 534,106
WW Grainger, Inc. .................... 54,678 59,643,309
Xometry, Inc. , Class A
(a) (b)
............... 57,460 2,346,666
372,219,196
Security
Shares
Shares Value
Water Utilities — 0.1%
American States Water Co. .............. 48,178 $ 3,643,221
American Water Works Co., Inc. ........... 244,981 33,339,464
Artesian Resources Corp. , Class A, NVS ..... 18,052 574,956
California Water Service Group ........... 74,700 3,386,898
Consolidated Water Co. Ltd. ............. 18,627 616,926
Essential Utilities, Inc. .................. 366,705 14,767,211
H2O America ....................... 48,384 2,838,689
Middlesex Water Co. .................. 22,598 1,176,226
York Water Co. (The) .................. 25,407 773,643
61,117,234
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc. ........... 18,660 860,972
Gogo, Inc.
(a)
........................ 87,100 350,142
Telephone & Data Systems, Inc. ........... 122,911 5,174,553
T-Mobile US, Inc. ..................... 596,580 125,299,698
131,685,365
Total Common Stocks — 99 .8%
(Cost: $ 50,598,689,259 ) ............................ 79,497,847,505
Rights
Biotechnology — 0.0%
(a)
AIxCrypto Holdings, Inc., CVR
(b) (d)
......... 14,465 —
Akero Therapeutics, Inc., CVR
(b) (d)
......... 92,024 60,736
Contra Aduro Biotech I, CVR
(d)
........... 4,142 2,112
Dianthus Therapeutics, Inc., CVR ......... 19,942 977
Gyre Therapeutics, Inc., CVR
(b) (d)
.......... 7,839 —
Neurogene, Inc., CVR
(d)
................ 10 —
Oncternal Therapeutics, Inc., CVR
(b) (d)
....... 722 —
Sanofi Aatd, Inc., CVR
(d)
................ 34,925 57,976
Spyre Therapeutics, Inc., CVR
(d)
.......... 33,740 —
Sting Agonist, CVR
(d)
.................. 11,084 3,768
125,569
Chemicals — 0.0%
Sting Antagonist, CVR
(a)
................ 11,084 4,434
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc. ( Expires 04/15/26 , Strike
Price USD 59.00 )
(a)
................. 1,222 2,566
Financial Services — 0.0%
Contra Costa County Board of Education, CVR
(a) (d)
............................ 266 37
Pharmaceuticals — 0.0%
(a)
Contra Bioblast PH, CVR
(b) (d)
............. 167,980 2
Contra Spectrum Pharmaals, Inc., CVR ..... 146,012 10,330
Seelos Therapeutics, Inc., CVR ........... 43 23
10,355
Total Rights — 0.0%
(Cost: $ 96,701 ) ................................. 142,961

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Warrants
Real Estate Management & Development — 0.0%
Opendoor Technologies, Inc. ( Issued/Exercisable
11/18/25 , 1 Share for 1 Warrant, Expires
11/20/26 , Strike Price USD 17.00 )
(a) (b)
..... 26,020 $ 6,125
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 6,125
Total Long-Term Investments — 99.8%
(Cost: $ 50,598,785,960 ) ............................ 79,497,996,591
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(g)
................... 912,136,921 $ 912,319,349
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 147,501,709 147,501,709
Total Short-Term Securities — 1 .3%
(Cost: $ 1,059,418,541 ) ............................ 1,059,821,058
Total Investments — 101 .1%
(Cost: $ 51,658,204,501 ) ............................ 80,557,817,649
Liabilities in Excess of Other Assets — (1.1) % ............. (850,755,876)
Net Assets — 100.0% ...............................
$ 79,707,061,773
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,019,455,145 $ — $ (106,847,373)
(a)
$ (67,279) $ (221,144) $ 912,319,349 912,136,921 $ 7,742,574
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 113,818,682 33,683,027
(a)
— — — 147,501,709 147,501,709 4,834,775 —
BlackRock, Inc. .......... 157,187,612 27,519,366 (12,330,927) 5,064,396 (2,656,387) 174,784,060 181,743 3,739,152 —
$ 4,997,117 $ (2,877,531) $ 1,234,605,118 $ 16,316,501 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 555 06/18/26 $ 182,338 $ (3,114,501)
S&P Midcap 400 E-Mini Index ................................................. 64 06/18/26 21,738 105,717
$ (3,008,784)

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
32
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 105,717 $ — $ — $ — $ 105,717
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 3,114,501 — — — 3,114,501
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 21,524,310 $ — $ — $ — $ 21,524,310
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (4,802,920) $ — $ — $ — $ (4,802,920)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 160,625,707

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
33
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 79,497,846,850 $ 654 $ 1 $ 79,497,847,505
Rights ................................................ 2,566 15,764 124,631 142,961
Warrants .............................................. 6,125 — — 6,125
Short-Term Securities
Money Market Funds ...................................... 1,059,821,058 — — 1,059,821,058
$ 80,557,676,599 $ 16,418 $ 124,632 $ 80,557,817,649
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 105,717 $ — $ — $ 105,717
Liabilities
Equity contracts ........................................... (3,114,501) — — (3,114,501)
$ (3,008,784) $ — $ — $ (3,008,784)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2026
iShares
®
S&P 500 3% Capped ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.8%
Axon Enterprise, Inc.
(a)
................. 40 $ 16,988
Boeing Co. (The)
(a)
.................... 401 79,811
GE Aerospace ....................... 536 152,101
General Dynamics Corp. ................ 130 44,619
Howmet Aerospace, Inc. ................ 205 47,244
Huntington Ingalls Industries, Inc. .......... 21 7,978
L3Harris Technologies, Inc. .............. 95 32,789
Lockheed Martin Corp. ................. 104 62,856
Northrop Grumman Corp. ............... 70 47,757
RTX Corp. ......................... 686 132,329
Textron, Inc. ........................ 86 7,530
TransDigm Group, Inc. ................. 29 33,610
665,612
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 58 9,632
Expeditors International of Washington, Inc. ... 73 10,456
FedEx Corp. ........................ 109 38,823
United Parcel Service, Inc. , Class B ........ 378 37,188
96,099
Automobile Components — 0.0%
Aptiv plc
(a)
.......................... 112 7,777
Automobiles — 2.5%
Ford Motor Co. ...................... 2,018 23,288
General Motors Co. ................... 463 34,494
Tesla, Inc.
(a)
......................... 1,438 534,576
592,358
Banks — 4.2%
Bank of America Corp. ................. 3,392 165,360
Citigroup, Inc. ....................... 894 101,389
Citizens Financial Group, Inc. ............ 211 12,654
Fifth Third Bancorp ................... 451 20,953
Huntington Bancshares, Inc. ............. 1,010 15,806
JPMorgan Chase & Co. ................ 1,378 405,352
KeyCorp ........................... 482 9,664
M&T Bank Corp. ..................... 76 15,711
PNC Financial Services Group, Inc. (The) .... 209 43,491
Regions Financial Corp. ................ 435 11,362
Truist Financial Corp. .................. 645 29,651
US Bancorp ........................ 795 41,348
Wells Fargo & Co. .................... 1,581 125,863
998,604
Beverages — 1.3%
Brown-Forman Corp. , Class B, NVS ........ 113 2,988
Coca-Cola Co. (The) .................. 1,979 150,503
Constellation Brands, Inc. , Class A ......... 72 10,800
Keurig Dr Pepper, Inc. ................. 678 17,852
Molson Coors Beverage Co. , Class B ....... 75 3,229
Monster Beverage Corp.
(a)
............... 358 25,940
PepsiCo, Inc. ....................... 699 108,548
319,860
Biotechnology — 2.1%
AbbVie, Inc. ........................ 904 196,611
Amgen, Inc. ........................ 275 96,759
Biogen, Inc.
(a)
....................... 74 13,566
Gilead Sciences, Inc. .................. 634 88,361
Incyte Corp.
(a)
....................... 92 8,659
Moderna, Inc.
(a)
...................... 189 9,601
Regeneron Pharmaceuticals, Inc. .......... 52 40,177
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 129 $ 57,604
511,338
Broadline Retail — 3.1%
Amazon.com, Inc.
(a)
................... 3,494 727,696
eBay, Inc. .......................... 229 20,844
748,540
Building Products — 0.6%
A O Smith Corp. ..................... 50 3,297
Allegion plc ......................... 45 6,538
Builders FirstSource, Inc.
(a)
.............. 53 4,364
Carrier Global Corp. ................... 402 22,637
Johnson Controls International plc ......... 313 40,987
Lennox International, Inc. ............... 15 6,962
Masco Corp. ........................ 98 5,916
Trane Technologies plc ................. 112 46,675
137,376
Capital Markets — 3.8%
Ameriprise Financial, Inc. ............... 45 19,998
Ares Management Corp. , Class A .......... 101 11,019
Bank of New York Mellon Corp. (The) ....... 352 41,758
BlackRock, Inc.
(b)
..................... 74 71,167
Blackstone, Inc. , Class A ................ 384 44,156
CBOE Global Markets, Inc. .............. 56 15,740
Charles Schwab Corp. (The) ............. 854 80,259
CME Group, Inc. , Class A ............... 184 54,344
Coinbase Global, Inc. , Class A
(a)
........... 113 19,731
FactSet Research Systems, Inc. ........... 22 4,774
Franklin Resources, Inc. ................ 159 3,756
Goldman Sachs Group, Inc. (The) ......... 153 129,436
Interactive Brokers Group, Inc. , Class A ...... 238 15,963
Intercontinental Exchange, Inc. ........... 290 45,611
Invesco Ltd. ........................ 258 6,267
KKR & Co., Inc. ...................... 347 32,097
Moody's Corp. ....................... 78 34,027
Morgan Stanley ...................... 615 101,211
MSCI, Inc. ......................... 39 21,021
Nasdaq, Inc. ........................ 230 19,525
Northern Trust Corp. ................... 97 13,538
Raymond James Financial, Inc. ........... 87 12,597
Robinhood Markets, Inc. , Class A
(a)
......... 402 27,859
S&P Global, Inc. ..................... 156 66,353
State Street Corp. .................... 138 17,465
T. Rowe Price Group, Inc. ............... 113 10,186
919,858
Chemicals — 1.4%
Air Products & Chemicals, Inc. ............ 112 32,535
Albemarle Corp. ..................... 58 10,413
CF Industries Holdings, Inc. .............. 76 9,868
Corteva, Inc. ........................ 342 28,629
Dow, Inc. .......................... 368 15,327
DuPont de Nemours, Inc. ............... 211 9,664
Ecolab, Inc. ........................ 129 34,317
International Flavors & Fragrances, Inc. ...... 141 10,229
Linde plc .......................... 239 118,487
LyondellBasell Industries NV , Class A ....... 130 10,473
Mosaic Co. (The) ..................... 189 4,819
PPG Industries, Inc. ................... 122 13,039
Sherwin-Williams Co. (The) .............. 118 37,825
335,625
Commercial Services & Supplies — 0.5%
Cintas Corp. ........................ 174 29,430
Copart, Inc.
(a)
....................... 440 14,608

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 3% Capped ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................. 103 $ 22,559
Rollins, Inc. ......................... 159 8,492
Veralto Corp. ........................ 128 11,318
Waste Management, Inc. ................ 188 43,201
129,608
Communications Equipment — 1.3%
Arista Networks, Inc.
(a)
................. 528 64,828
Ciena Corp.
(a)
....................... 72 27,953
Cisco Systems, Inc. ................... 2,020 156,732
F5, Inc.
(a)
.......................... 28 8,101
Lumentum Holdings, Inc.
(a)
.............. 37 26,002
Motorola Solutions, Inc. ................ 85 36,887
320,503
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. .............. 18 24,822
EMCOR Group, Inc. ................... 23 16,981
Quanta Services, Inc. .................. 76 41,725
83,528
Construction Materials — 0.3%
CRH plc ........................... 342 35,951
Martin Marietta Materials, Inc. ............ 30 17,660
Vulcan Materials Co. .................. 68 18,517
72,128
Consumer Finance — 0.6%
American Express Co. ................. 274 82,879
Capital One Financial Corp. .............. 320 58,378
Synchrony Financial ................... 178 12,108
153,365
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp. ................ 227 226,190
Dollar General Corp. .................. 113 13,417
Dollar Tree, Inc.
(a)
..................... 91 9,965
Kroger Co. (The) ..................... 298 21,563
Sysco Corp. ........................ 245 17,476
Target Corp. ........................ 231 27,997
Walmart, Inc. ........................ 2,241 278,511
595,119
Containers & Packaging — 0.2%
Amcor plc .......................... 240 9,540
Avery Dennison Corp. .................. 42 7,253
Ball Corp. .......................... 130 7,684
International Paper Co. ................. 273 9,746
Packaging Corp. of America ............. 43 9,126
Smurfit Westrock plc .................. 272 10,839
54,188
Distributors — 0.0%
Genuine Parts Co. .................... 77 8,143
Pool Corp. ......................... 17 3,439
11,582
Diversified Telecommunication Services — 1.1%
AT&T, Inc. .......................... 3,579 103,756
Comcast Corp. , Class A ................ 1,834 52,654
Verizon Communications, Inc. ............ 2,156 108,231
264,641
Electric Utilities — 2.0%
Alliant Energy Corp. ................... 141 10,118
American Electric Power Co., Inc. .......... 277 36,309
Constellation Energy Corp. .............. 159 44,401
Duke Energy Corp. ................... 398 52,114
Security
Shares
Shares Value
Electric Utilities (continued)
Edison International ................... 206 $ 15,075
Entergy Corp. ....................... 231 25,955
Evergy, Inc. ......................... 124 10,158
Eversource Energy ................... 192 13,302
Exelon Corp. ........................ 526 25,785
FirstEnergy Corp. .................... 270 13,678
NextEra Energy, Inc. .................. 1,065 98,917
NRG Energy, Inc. ..................... 109 15,929
PG&E Corp. ........................ 1,136 19,959
Pinnacle West Capital Corp. ............. 63 6,347
PPL Corp. ......................... 383 14,631
Southern Co. (The) ................... 563 54,341
Xcel Energy, Inc. ..................... 304 24,150
481,169
Electrical Equipment — 1.4%
AMETEK, Inc. ....................... 118 25,295
Eaton Corp. plc ...................... 199 71,176
Emerson Electric Co. .................. 285 37,341
GE Vernova, Inc. ..................... 138 120,460
Generac Holdings, Inc.
(a)
................ 31 6,055
Hubbell, Inc. ........................ 27 13,250
Rockwell Automation, Inc. ............... 57 20,456
Vertiv Holdings Co. , Class A ............. 196 49,114
343,147
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp. , Class A ............... 628 79,348
CDW Corp. ......................... 73 8,835
Coherent Corp.
(a)
..................... 96 22,868
Corning, Inc. ........................ 399 54,252
Jabil, Inc. .......................... 56 14,875
Keysight Technologies, Inc.
(a)
............. 88 24,849
TE Connectivity plc ................... 150 31,353
Teledyne Technologies, Inc.
(a)
............. 24 14,520
Zebra Technologies Corp. , Class A
(a)
........ 25 5,227
256,127
Energy Equipment & Services — 0.4%
Baker Hughes Co. , Class A .............. 498 30,403
Halliburton Co. ...................... 424 16,532
SLB Ltd. ........................... 764 39,262
86,197
Entertainment — 1.6%
Electronic Arts, Inc. ................... 116 23,649
Live Nation Entertainment, Inc.
(a)
.......... 81 12,353
Netflix, Inc.
(a)
........................ 2,158 207,492
Take-Two Interactive Software, Inc.
(a)
........ 89 17,578
TKO Group Holdings, Inc. , Class A ......... 34 6,856
Walt Disney Co. (The) ................. 906 87,320
Warner Bros Discovery, Inc.
(a)
............ 1,254 34,435
389,683
Financial Services — 4.3%
Apollo Global Management, Inc. ........... 235 26,184
Berkshire Hathaway, Inc. , Class B
(a)
........ 937 449,010
Block, Inc. , Class A
(a)
.................. 274 16,489
Corpay, Inc.
(a)
....................... 36 10,476
Fidelity National Information Services, Inc. .... 257 12,056
Fiserv, Inc.
(a)
........................ 273 15,233
Global Payments, Inc. ................. 116 7,807
Jack Henry & Associates, Inc. ............ 37 5,848
Mastercard, Inc. , Class A ................ 416 207,859
PayPal Holdings, Inc. .................. 466 21,077

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 3% Capped ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Visa, Inc. , Class A .................... 859 $ 259,624
1,031,663
Food Products — 0.6%
Archer-Daniels-Midland Co. .............. 242 17,591
Bunge Global SA ..................... 73 9,286
Campbell's Co. (The) .................. 112 2,494
Conagra Brands, Inc. .................. 285 4,480
General Mills, Inc. .................... 275 10,235
Hershey Co. (The) .................... 73 15,176
Hormel Foods Corp. ................... 129 2,922
J M Smucker Co. (The) ................. 59 5,690
Kraft Heinz Co. (The) .................. 446 10,031
McCormick & Co., Inc. (Non-Voting) , NVS .... 143 7,213
Mondelez International, Inc. , Class A ........ 655 37,754
Tyson Foods, Inc. , Class A .............. 146 9,354
132,226
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 88 16,255
Ground Transportation — 1.0%
CSX Corp. ......................... 951 39,039
JB Hunt Transport Services, Inc. .......... 38 8,052
Norfolk Southern Corp. ................. 113 32,431
Old Dominion Freight Line, Inc. ........... 92 17,977
Uber Technologies, Inc.
(a)
............... 1,052 75,670
Union Pacific Corp. ................... 303 73,514
246,683
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories ................... 889 91,274
Align Technology, Inc.
(a)
................. 39 6,686
Baxter International, Inc. ................ 301 5,057
Becton Dickinson & Co. ................ 144 22,641
Boston Scientific Corp.
(a)
................ 758 47,564
Cooper Cos., Inc. (The)
(a)
............... 97 6,935
Dexcom, Inc.
(a)
...................... 194 12,183
Edwards Lifesciences Corp.
(a)
............ 295 23,624
GE HealthCare Technologies, Inc. ......... 227 16,158
Hologic, Inc.
(a)
....................... 123 9,298
IDEXX Laboratories, Inc.
(a)
............... 41 23,037
Insulet Corp.
(a)
....................... 36 7,554
Intuitive Surgical, Inc.
(a)
................. 182 83,900
Medtronic plc ....................... 655 56,756
ResMed, Inc. ....................... 74 16,612
Solventum Corp.
(a)
.................... 76 4,963
STERIS plc ......................... 53 11,720
Stryker Corp. ....................... 175 57,503
Zimmer Biomet Holdings, Inc. ............ 108 9,765
513,230
Health Care Providers & Services — 1.8%
Cardinal Health, Inc. ................... 120 25,357
Cencora, Inc. ....................... 100 31,414
Centene Corp.
(a)
..................... 241 7,890
Cigna Group (The) .................... 135 36,011
CVS Health Corp. .................... 647 46,468
DaVita, Inc.
(a)
........................ 22 3,381
Elevance Health, Inc. .................. 112 32,788
HCA Healthcare, Inc. .................. 80 37,859
Henry Schein, Inc.
(a)
................... 61 4,496
Humana, Inc. ....................... 63 10,924
Labcorp Holdings, Inc. ................. 41 10,939
McKesson Corp. ..................... 63 54,518
Quest Diagnostics, Inc. ................. 56 10,975
UnitedHealth Group, Inc. ................ 463 125,283
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B ..... 27 $ 4,832
443,135
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 80 3,714
Healthpeak Properties, Inc. .............. 355 5,833
Ventas, Inc. ........................ 245 20,036
Welltower, Inc. ....................... 360 71,175
100,758
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 335 6,419
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a)
................... 215 27,150
Booking Holdings, Inc. ................. 17 71,575
Carnival Corp. ....................... 590 15,269
Chipotle Mexican Grill, Inc.
(a)
............. 666 21,319
Darden Restaurants, Inc. ............... 59 11,566
Domino's Pizza, Inc. ................... 16 5,741
DoorDash, Inc. , Class A
(a)
............... 189 28,378
Expedia Group, Inc. ................... 59 13,623
Hilton Worldwide Holdings, Inc. ........... 117 35,577
Las Vegas Sands Corp. ................ 159 8,567
Marriott International, Inc. , Class A ......... 111 36,305
McDonald's Corp. .................... 364 113,128
MGM Resorts International
(a)
............. 87 3,220
Norwegian Cruise Line Holdings Ltd.
(a)
....... 264 4,937
Royal Caribbean Cruises Ltd. ............ 129 35,498
Starbucks Corp. ...................... 582 52,141
Wynn Resorts Ltd. .................... 38 3,859
Yum! Brands, Inc. .................... 139 21,612
509,465
Household Durables — 0.3%
DR Horton, Inc. ...................... 138 18,936
Garmin Ltd. ......................... 81 18,793
Lennar Corp. , Class A .................. 106 9,205
NVR, Inc.
(a)
......................... 1 6,590
PulteGroup, Inc. ..................... 99 11,643
65,167
Household Products — 1.0%
Church & Dwight Co., Inc. ............... 119 11,105
Clorox Co. (The) ..................... 64 6,632
Colgate-Palmolive Co. ................. 412 35,115
Kimberly-Clark Corp. .................. 166 16,014
Procter & Gamble Co. (The) ............. 1,188 171,595
240,461
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 331 4,664
Vistra Corp. ........................ 164 24,654
29,318
Industrial Conglomerates — 0.5%
3M Co. ............................ 268 38,921
Honeywell International, Inc. ............. 325 73,460
112,381
Industrial REITs — 0.3%
Prologis, Inc. ........................ 475 62,786
Insurance — 2.1%
Aflac, Inc. .......................... 235 25,782
Allstate Corp. (The) ................... 133 27,576
American International Group, Inc. ......... 275 20,694
Aon plc , Class A ..................... 109 35,183

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 3% Capped ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Arch Capital Group Ltd.
(a)
............... 183 $ 17,566
Arthur J Gallagher & Co. ................ 132 28,589
Assurant, Inc. ....................... 25 5,445
Brown & Brown, Inc. ................... 147 9,586
Chubb Ltd. ......................... 186 60,623
Cincinnati Financial Corp. ............... 80 12,588
Erie Indemnity Co. , Class A, NVS .......... 12 3,016
Everest Group Ltd. .................... 21 6,864
Globe Life, Inc. ...................... 38 5,288
Hartford Insurance Group, Inc. (The) ........ 139 18,797
Loews Corp. ........................ 86 9,180
Marsh & McLennan Cos., Inc. ............ 247 42,842
MetLife, Inc. ........................ 278 19,660
Principal Financial Group, Inc. ............ 106 9,552
Progressive Corp. (The) ................ 300 59,472
Prudential Financial, Inc. ................ 179 17,486
Travelers Cos., Inc. (The) ............... 111 32,376
Willis Towers Watson plc ................ 49 14,244
WR Berkley Corp. .................... 146 9,677
492,086
Interactive Media & Services — 5.5%
Alphabet, Inc. , Class A ................. 1,335 383,893
Alphabet, Inc. , Class C, NVS ............. 1,072 307,514
Meta Platforms, Inc. , Class A ............. 1,118 639,641
1,331,048
IT Services — 1.0%
Accenture plc , Class A ................. 315 62,461
Akamai Technologies, Inc.
(a)
.............. 71 8,154
Cognizant Technology Solutions Corp. , Class A . 242 14,847
EPAM Systems, Inc.
(a)
.................. 30 4,062
Gartner, Inc.
(a)
....................... 36 5,700
GoDaddy, Inc. , Class A
(a)
................ 76 6,283
International Business Machines Corp. ...... 478 115,863
VeriSign, Inc. ....................... 42 10,431
227,801
Leisure Products — 0.0%
Hasbro, Inc. ........................ 75 7,020
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............... 145 16,527
Bio-Techne Corp. ..................... 94 4,912
Charles River Laboratories International, Inc.
(a)
. 23 3,968
Danaher Corp. ...................... 321 60,862
IQVIA Holdings, Inc.
(a)
.................. 86 14,666
Mettler-Toledo International, Inc.
(a)
......... 10 12,612
Revvity, Inc. ........................ 53 4,643
Thermo Fisher Scientific, Inc. ............. 192 94,374
Waters Corp.
(a)
...................... 48 14,294
West Pharmaceutical Services, Inc. ........ 40 10,026
236,884
Machinery — 2.2%
Caterpillar, Inc. ...................... 238 168,613
Cummins, Inc. ....................... 71 38,199
Deere & Co. ........................ 128 72,102
Dover Corp. ........................ 69 14,383
Fortive Corp. ........................ 162 8,955
IDEX Corp. ......................... 38 7,203
Illinois Tool Works, Inc. ................. 134 34,879
Ingersoll Rand, Inc. ................... 180 14,422
Nordson Corp. ....................... 27 7,184
Otis Worldwide Corp. .................. 196 15,108
PACCAR, Inc. ....................... 265 30,608
Parker-Hannifin Corp. .................. 64 57,295
Security
Shares
Shares Value
Machinery (continued)
Pentair plc ......................... 91 $ 7,927
Snap-on, Inc. ....................... 26 9,444
Stanley Black & Decker, Inc. ............. 80 5,685
Westinghouse Air Brake Technologies Corp. ... 87 21,742
Xylem, Inc. ......................... 120 14,340
528,089
Media — 0.2%
Charter Communications, Inc. , Class A
(a)
..... 42 9,067
EchoStar Corp. , Class A
(a)
............... 69 8,078
Fox Corp. , Class A, NVS ................ 98 5,723
Fox Corp. , Class B .................... 77 4,089
News Corp. , Class A, NVS .............. 193 4,811
News Corp. , Class B .................. 50 1,426
Omnicom Group, Inc. .................. 161 12,125
Paramount Skydance Corp. , Class B, NVS .... 143 1,290
Trade Desk, Inc. (The) , Class A
(a)
.......... 227 5,150
51,759
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. ................ 735 43,203
Newmont Corp. ...................... 558 60,404
Nucor Corp. ........................ 117 19,785
Steel Dynamics, Inc. ................... 74 13,320
136,712
Multi-Utilities — 0.8%
Ameren Corp. ....................... 143 15,719
CenterPoint Energy, Inc. ................ 337 14,545
CMS Energy Corp. .................... 157 12,180
Consolidated Edison, Inc. ............... 183 20,712
Dominion Energy, Inc. .................. 433 26,768
DTE Energy Co. ..................... 105 15,353
NiSource, Inc. ....................... 258 12,038
Public Service Enterprise Group, Inc. ....... 257 20,804
Sempra ........................... 330 32,066
WEC Energy Group, Inc. ................ 166 19,218
189,403
Office REITs — 0.0%
BXP, Inc. .......................... 79 4,100
Oil, Gas & Consumable Fuels — 4.4%
APA Corp. ......................... 170 7,215
Chevron Corp. ....................... 958 198,210
ConocoPhillips ...................... 626 82,632
Coterra Energy, Inc. ................... 375 13,177
Devon Energy Corp. ................... 317 15,951
Diamondback Energy, Inc. ............... 93 18,394
EOG Resources, Inc. .................. 277 40,046
EQT Corp. ......................... 320 20,365
Expand Energy Corp. .................. 119 13,064
Exxon Mobil Corp. .................... 2,136 362,394
Kinder Morgan, Inc. ................... 986 33,061
Marathon Petroleum Corp. .............. 151 36,871
Occidental Petroleum Corp. .............. 370 24,050
ONEOK, Inc. ........................ 323 29,196
Phillips 66 .......................... 204 37,165
Targa Resources Corp. ................. 108 27,079
Texas Pacific Land Corp. ................ 29 13,762
Valero Energy Corp. ................... 156 38,544
Williams Cos., Inc. (The) ................ 624 45,415
1,056,591
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 335 22,271
Southwest Airlines Co. ................. 251 9,430

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 3% Capped ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
............ 165 $ 15,191
46,892
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 128 9,187
Kenvue, Inc. ........................ 952 16,412
25,599
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co. ................ 1,041 63,137
Eli Lilly & Co. ....................... 405 372,507
Johnson & Johnson ................... 1,232 301,150
Merck & Co., Inc. ..................... 1,269 152,648
Pfizer, Inc. ......................... 2,907 81,629
Viatris, Inc. ......................... 554 7,484
Zoetis, Inc. , Class A ................... 216 25,533
1,004,088
Professional Services — 0.5%
Automatic Data Processing, Inc. ........... 205 41,652
Broadridge Financial Solutions, Inc. ........ 58 9,424
Equifax, Inc. ........................ 60 10,804
Jacobs Solutions, Inc. .................. 57 7,255
Leidos Holdings, Inc. .................. 70 10,886
Paychex, Inc. ....................... 164 15,108
Verisk Analytics, Inc. ................... 71 13,472
108,601
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A .............. 149 20,183
CoStar Group, Inc. .................... 208 8,391
28,574
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 71 11,598
Camden Property Trust ................. 53 5,176
Equity Residential .................... 178 10,529
Essex Property Trust, Inc. ............... 31 7,502
Invitation Homes, Inc. .................. 290 7,206
Mid-America Apartment Communities, Inc. .... 56 6,839
UDR, Inc. .......................... 159 5,371
54,221
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 40 4,248
Kimco Realty Corp. ................... 351 7,887
Realty Income Corp. ................... 470 28,755
Regency Centers Corp. ................ 91 6,885
Simon Property Group, Inc. .............. 166 30,964
78,739
Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc.
(a)
........... 834 169,661
Analog Devices, Inc. ................... 250 79,535
Applied Materials, Inc. ................. 406 138,767
Broadcom, Inc. ...................... 2,175 673,184
First Solar, Inc.
(a)
..................... 57 11,244
Intel Corp.
(a)
........................ 2,400 105,912
KLA Corp. .......................... 68 100,124
Lam Research Corp. .................. 638 136,315
Microchip Technology, Inc. ............... 287 18,543
Micron Technology, Inc. ................. 575 194,258
Monolithic Power Systems, Inc. ........... 25 27,334
NVIDIA Corp. ....................... 3,993 696,379
NXP Semiconductors NV ............... 127 25,001
ON Semiconductor Corp.
(a)
.............. 197 12,198
Qnity Electronics, Inc. .................. 109 12,576
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. .................... 545 $ 70,185
Skyworks Solutions, Inc. ................ 79 4,231
Teradyne, Inc. ....................... 78 23,124
Texas Instruments, Inc. ................. 464 90,081
2,588,652
Software — 6.8%
Adobe, Inc.
(a)
........................ 210 51,047
AppLovin Corp. , Class A
(a)
............... 139 55,322
Autodesk, Inc.
(a)
...................... 108 25,855
Cadence Design Systems, Inc.
(a)
.......... 139 38,624
Crowdstrike Holdings, Inc. , Class A
(a)
........ 128 49,973
Datadog, Inc. , Class A
(a)
................ 166 19,596
Fair Isaac Corp.
(a)
..................... 12 12,810
Fortinet, Inc.
(a)
....................... 322 26,314
Gen Digital, Inc. ...................... 288 5,423
Intuit, Inc. .......................... 142 61,398
Microsoft Corp. ...................... 1,835 679,262
Oracle Corp. ........................ 867 127,544
Palantir Technologies, Inc. , Class A
(a)
....... 1,168 170,855
Palo Alto Networks, Inc.
(a)
............... 414 66,373
PTC, Inc.
(a)
......................... 58 8,264
Roper Technologies, Inc. ................ 56 19,816
Salesforce, Inc. ...................... 479 89,415
ServiceNow, Inc.
(a)
.................... 533 55,725
Synopsys, Inc.
(a)
..................... 99 39,252
Trimble, Inc.
(a)
....................... 114 7,436
Tyler Technologies, Inc.
(a)
............... 23 7,875
Workday, Inc. , Class A
(a)
................ 106 13,772
1,631,951
Specialized REITs — 0.9%
American Tower Corp. ................. 239 41,246
Crown Castle, Inc. .................... 225 18,295
Digital Realty Trust, Inc. ................ 170 30,636
Equinix, Inc. ........................ 51 49,992
Extra Space Storage, Inc. ............... 105 13,769
Iron Mountain, Inc. .................... 156 15,934
Public Storage ....................... 81 21,941
SBA Communications Corp. ............. 54 9,294
VICI Properties, Inc. ................... 547 14,944
Weyerhaeuser Co. .................... 370 9,039
225,090
Specialty Retail — 2.1%
AutoZone, Inc.
(a)
..................... 8 27,022
Best Buy Co., Inc. .................... 110 7,062
Carvana Co. , Class A
(a)
................. 72 22,635
Home Depot, Inc. (The) ................ 509 167,405
Lowe's Cos., Inc. ..................... 287 67,812
O'Reilly Automotive, Inc.
(a)
............... 428 39,509
Ross Stores, Inc. ..................... 165 35,744
TJX Cos., Inc. (The) ................... 568 90,710
Tractor Supply Co. .................... 273 12,367
Ulta Beauty, Inc.
(a)
.................... 23 12,022
Williams-Sonoma, Inc. ................. 60 10,940
493,228
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc. ......................... 2,848 722,794
Dell Technologies, Inc. , Class C ........... 152 24,948
Hewlett Packard Enterprise Co. ........... 709 16,881
HP, Inc. ........................... 443 8,510
NetApp, Inc. ........................ 101 10,341
Sandisk Corp.
(a)
...................... 76 48,286
Seagate Technology Holdings plc .......... 111 43,485

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 3% Capped ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a)
............. 257 $ 5,852
Western Digital Corp. .................. 173 46,795
927,892
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
................ 70 7,006
Lululemon Athletica, Inc.
(a)
............... 54 8,268
NIKE, Inc. , Class B ................... 609 32,167
Ralph Lauren Corp. , Class A ............. 22 7,568
Tapestry, Inc. ........................ 102 14,393
69,402
Tobacco — 0.8%
Altria Group, Inc. ..................... 858 56,619
Philip Morris International, Inc. ............ 796 131,611
188,230
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 592 27,469
United Rentals, Inc. ................... 31 22,585
WW Grainger, Inc. .................... 22 23,998
74,052
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 104 14,153
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 242 $ 50,827
Total Long-Term Investments — 99 .7%
(Cost: $ 22,997,250 ) ............................... 23,955,663
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62%
(b) (c)
.................. 45,744 45,744
Total Short-Term Securities — 0 .2%
(Cost: $ 45,744 ) ................................. 45,744
Total Investments — 99 .9%
(Cost: $ 23,042,994 ) ............................... 24,001,407
Other Assets Less Liabilities — 0.1% .................... 16,985
Net Assets — 100.0% ...............................
$ 24,018,392
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/15/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(b)
............ $ — $ — $ — $ — $ — $ — — $ 272
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares — 45,744
(d)
— — — 45,744 45,744 955 —
BlackRock, Inc. .......... — 84,154 (9,670) 347 (3,664) 71,167 74 1,027 —
$ 347 $ (3,664) $ 116,911 $ 2,254 $ —
— —
(a)
Commencement of operations.
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(d)
Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 4 06/18/26 $ 50 $ 1,004

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 3% Capped ETF
40
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,004 $ — $ — $ — $ 1,004
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (1,711) $ — $ — $ — $ (1,711)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 1,004 $ — $ — $ — $ 1,004
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 12,561
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 23,955,663 $ — $ — $ 23,955,663
Short-Term Securities
Money Market Funds ...................................... 45,744 — — 45,744
$ 24,001,407 $ — $ — $ 24,001,407
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,004 $ — $ — $ 1,004
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
S&P 500 ex S&P 100 ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
Axon Enterprise, Inc.
(a)
................. 96 $ 40,770
Howmet Aerospace, Inc. ................ 489 112,695
Huntington Ingalls Industries, Inc. .......... 48 18,235
L3Harris Technologies, Inc. .............. 227 78,349
Northrop Grumman Corp. ............... 162 110,523
Textron, Inc. ........................ 208 18,213
TransDigm Group, Inc. ................. 69 79,968
458,753
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. ............ 141 23,416
Expeditors International of Washington, Inc. ... 164 23,490
46,906
Automobile Components — 0.1%
Aptiv plc
(a)
.......................... 256 17,777
Automobiles — 0.3%
Ford Motor Co. ...................... 4,745 54,757
Banks — 2.0%
Citizens Financial Group, Inc. ............ 516 30,945
Fifth Third Bancorp ................... 1,103 51,245
Huntington Bancshares, Inc. ............. 2,467 38,609
KeyCorp ........................... 1,144 22,937
M&T Bank Corp. ..................... 184 38,037
PNC Financial Services Group, Inc. (The) .... 491 102,172
Regions Financial Corp. ................ 1,062 27,739
Truist Financial Corp. .................. 1,535 70,564
382,248
Beverages — 0.8%
Brown-Forman Corp. , Class B, NVS ........ 214 5,658
Constellation Brands, Inc. , Class A ......... 171 25,650
Keurig Dr Pepper, Inc. ................. 1,648 43,392
Molson Coors Beverage Co. , Class B ....... 204 8,784
Monster Beverage Corp.
(a)
............... 868 62,895
146,379
Biotechnology — 1.6%
Biogen, Inc.
(a)
....................... 181 33,183
Incyte Corp.
(a)
....................... 203 19,106
Moderna, Inc.
(a)
...................... 422 21,437
Regeneron Pharmaceuticals, Inc. .......... 123 95,035
Vertex Pharmaceuticals, Inc.
(a)
............ 309 137,981
306,742
Broadline Retail — 0.3%
eBay, Inc. .......................... 549 49,970
Building Products — 1.7%
A O Smith Corp. ..................... 137 9,034
Allegion plc ......................... 106 15,400
Builders FirstSource, Inc.
(a)
.............. 139 11,444
Carrier Global Corp. ................... 952 53,607
Johnson Controls International plc ......... 744 97,427
Lennox International, Inc. ............... 40 18,565
Masco Corp. ........................ 243 14,670
Trane Technologies plc ................. 270 112,520
332,667
Capital Markets — 6.2%
Ameriprise Financial, Inc. ............... 110 48,884
Ares Management Corp. , Class A .......... 250 27,275
Blackstone, Inc. , Class A ................ 910 104,641
CBOE Global Markets, Inc. .............. 128 35,977
Security
Shares
Shares Value
Capital Markets (continued)
CME Group, Inc. , Class A ............... 438 $ 129,363
Coinbase Global, Inc. , Class A
(a)
........... 271 47,319
FactSet Research Systems, Inc. ........... 47 10,199
Franklin Resources, Inc. ................ 359 8,480
Interactive Brokers Group, Inc. , Class A ...... 545 36,553
Intercontinental Exchange, Inc. ........... 690 108,523
Invesco Ltd. ........................ 534 12,971
KKR & Co., Inc. ...................... 835 77,238
Moody's Corp. ....................... 187 81,579
MSCI, Inc. ......................... 89 47,972
Nasdaq, Inc. ........................ 541 45,926
Northern Trust Corp. ................... 224 31,264
Raymond James Financial, Inc. ........... 212 30,695
Robinhood Markets, Inc. , Class A
(a)
......... 961 66,597
S&P Global, Inc. ..................... 372 158,226
State Street Corp. .................... 340 43,030
T. Rowe Price Group, Inc. ............... 250 22,535
1,175,247
Chemicals — 2.7%
Air Products & Chemicals, Inc. ............ 271 78,723
Albemarle Corp. ..................... 144 25,852
CF Industries Holdings, Inc. .............. 189 24,540
Corteva, Inc. ........................ 810 67,805
Dow, Inc. .......................... 872 36,319
DuPont de Nemours, Inc. ............... 497 22,763
Ecolab, Inc. ........................ 311 82,732
International Flavors & Fragrances, Inc. ...... 309 22,418
LyondellBasell Industries NV , Class A ....... 309 24,893
Mosaic Co. (The) ..................... 397 10,123
PPG Industries, Inc. ................... 275 29,392
Sherwin-Williams Co. (The) .............. 281 90,075
515,635
Commercial Services & Supplies — 1.6%
Cintas Corp. ........................ 416 70,362
Copart, Inc.
(a)
....................... 1,081 35,889
Republic Services, Inc. ................. 245 53,660
Rollins, Inc. ......................... 359 19,174
Veralto Corp. ........................ 296 26,173
Waste Management, Inc. ................ 452 103,865
309,123
Communications Equipment — 2.0%
Arista Networks, Inc.
(a)
................. 1,255 154,089
Ciena Corp.
(a)
....................... 171 66,387
F5, Inc.
(a)
.......................... 69 19,964
Lumentum Holdings, Inc.
(a)
.............. 87 61,140
Motorola Solutions, Inc. ................ 200 86,794
388,374
Construction & Engineering — 1.0%
Comfort Systems USA, Inc. .............. 43 59,296
EMCOR Group, Inc. ................... 55 40,607
Quanta Services, Inc. .................. 181 99,373
199,276
Construction Materials — 0.9%
CRH plc ........................... 814 85,568
Martin Marietta Materials, Inc. ............ 73 42,974
Vulcan Materials Co. .................. 162 44,112
172,654
Consumer Finance — 0.2%
Synchrony Financial ................... 423 28,772

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 ex S&P 100 ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.1%
Dollar General Corp. .................. 267 $ 31,701
Dollar Tree, Inc.
(a)
..................... 223 24,421
Kroger Co. (The) ..................... 708 51,231
Sysco Corp. ........................ 583 41,585
Target Corp. ........................ 551 66,781
215,719
Containers & Packaging — 0.7%
Amcor plc .......................... 571 22,697
Avery Dennison Corp. .................. 91 15,714
Ball Corp. .......................... 332 19,625
International Paper Co. ................. 646 23,062
Packaging Corp. of America ............. 109 23,132
Smurfit Westrock plc .................. 641 25,544
129,774
Distributors — 0.1%
Genuine Parts Co. .................... 169 17,872
Pool Corp. ......................... 40 8,093
25,965
Electric Utilities — 3.4%
Alliant Energy Corp. ................... 310 22,246
American Electric Power Co., Inc. .......... 658 86,251
Constellation Energy Corp. .............. 379 105,836
Edison International ................... 470 34,394
Entergy Corp. ....................... 550 61,798
Evergy, Inc. ......................... 281 23,019
Eversource Energy ................... 456 31,592
Exelon Corp. ........................ 1,244 60,981
FirstEnergy Corp. .................... 639 32,372
NRG Energy, Inc. ..................... 261 38,142
PG&E Corp. ........................ 2,690 47,263
Pinnacle West Capital Corp. ............. 145 14,609
PPL Corp. ......................... 906 34,609
Xcel Energy, Inc. ..................... 721 57,276
650,388
Electrical Equipment — 2.3%
AMETEK, Inc. ....................... 281 60,235
Eaton Corp. plc ...................... 472 168,820
Generac Holdings, Inc.
(a)
................ 70 13,673
Hubbell, Inc. ........................ 66 32,389
Rockwell Automation, Inc. ............... 137 49,167
Vertiv Holdings Co. , Class A ............. 465 116,520
440,804
Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp. , Class A ............... 1,494 188,767
CDW Corp. ......................... 160 19,363
Coherent Corp.
(a)
..................... 228 54,312
Corning, Inc. ........................ 949 129,035
Jabil, Inc. .......................... 127 33,735
Keysight Technologies, Inc.
(a)
............. 208 58,733
TE Connectivity plc ................... 358 74,829
Teledyne Technologies, Inc.
(a)
............. 57 34,486
Zebra Technologies Corp. , Class A
(a)
........ 58 12,127
605,387
Energy Equipment & Services — 1.1%
Baker Hughes Co. , Class A .............. 1,206 73,626
Halliburton Co. ...................... 1,007 39,263
SLB Ltd. ........................... 1,823 93,684
206,573
Security
Shares
Shares Value
Entertainment — 1.2%
Electronic Arts, Inc. ................... 274 $ 55,860
Live Nation Entertainment, Inc.
(a)
.......... 192 29,282
Take-Two Interactive Software, Inc.
(a)
........ 212 41,870
TKO Group Holdings, Inc. , Class A ......... 82 16,535
Warner Bros Discovery, Inc.
(a)
............ 3,025 83,067
226,614
Financial Services — 1.5%
Apollo Global Management, Inc. ........... 565 62,952
Block, Inc. , Class A
(a)
.................. 664 39,960
Corpay, Inc.
(a)
....................... 87 25,316
Fidelity National Information Services, Inc. .... 628 29,459
Fiserv, Inc.
(a)
........................ 661 36,884
Global Payments, Inc. ................. 295 19,854
Jack Henry & Associates, Inc. ............ 85 13,433
PayPal Holdings, Inc. .................. 1,119 50,612
278,470
Food Products — 1.2%
Archer-Daniels-Midland Co. .............. 582 42,306
Bunge Global SA ..................... 164 20,861
Campbell's Co. (The) .................. 246 5,479
Conagra Brands, Inc. .................. 593 9,322
General Mills, Inc. .................... 651 24,230
Hershey Co. (The) .................... 180 37,420
Hormel Foods Corp. ................... 359 8,131
J M Smucker Co. (The) ................. 129 12,441
Kraft Heinz Co. (The) .................. 1,045 23,502
McCormick & Co., Inc. (Non-Voting) , NVS .... 305 15,384
Tyson Foods, Inc. , Class A .............. 346 22,168
221,244
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 201 37,129
Ground Transportation — 1.2%
CSX Corp. ......................... 2,261 92,814
JB Hunt Transport Services, Inc. .......... 89 18,859
Norfolk Southern Corp. ................. 274 78,638
Old Dominion Freight Line, Inc. ........... 220 42,988
233,299
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc.
(a)
................. 84 14,400
Baxter International, Inc. ................ 629 10,567
Becton Dickinson & Co. ................ 346 54,402
Boston Scientific Corp.
(a)
................ 1,803 113,138
Cooper Cos., Inc. (The)
(a)
............... 234 16,731
Dexcom, Inc.
(a)
...................... 463 29,077
Edwards Lifesciences Corp.
(a)
............ 710 56,857
GE HealthCare Technologies, Inc. ......... 552 39,291
Hologic, Inc.
(a)
....................... 269 20,334
IDEXX Laboratories, Inc.
(a)
............... 97 54,503
Insulet Corp.
(a)
....................... 86 18,046
ResMed, Inc. ....................... 178 39,958
Solventum Corp.
(a)
.................... 184 12,015
STERIS plc ......................... 121 26,757
Stryker Corp. ....................... 419 137,679
Zimmer Biomet Holdings, Inc. ............ 236 21,339
665,094
Health Care Providers & Services — 3.4%
Cardinal Health, Inc. ................... 284 60,012
Cencora, Inc. ....................... 237 74,451
Centene Corp.
(a)
..................... 571 18,695
Cigna Group (The) .................... 320 85,360
DaVita, Inc.
(a)
........................ 38 5,840

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 ex S&P 100 ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Elevance Health, Inc. .................. 268 $ 78,457
HCA Healthcare, Inc. .................. 190 89,916
Henry Schein, Inc.
(a)
................... 126 9,286
Humana, Inc. ....................... 147 25,488
Labcorp Holdings, Inc. ................. 102 27,215
McKesson Corp. ..................... 149 128,939
Quest Diagnostics, Inc. ................. 132 25,869
Universal Health Services, Inc. , Class B ..... 65 11,633
641,161
Health Care REITs — 1.3%
Alexandria Real Estate Equities, Inc. ........ 191 8,866
Healthpeak Properties, Inc. .............. 866 14,229
Ventas, Inc. ........................ 577 47,187
Welltower, Inc. ....................... 848 167,658
237,940
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 782 14,983
Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc. , Class A
(a)
.................. 515 65,034
Carnival Corp. ....................... 1,398 36,180
Chipotle Mexican Grill, Inc.
(a)
............. 1,583 50,672
Darden Restaurants, Inc. ............... 142 27,838
Domino's Pizza, Inc. ................... 38 13,634
DoorDash, Inc. , Class A
(a)
............... 454 68,168
Expedia Group, Inc. ................... 143 33,017
Hilton Worldwide Holdings, Inc. ........... 279 84,838
Las Vegas Sands Corp. ................ 367 19,774
Marriott International, Inc. , Class A ......... 267 87,328
MGM Resorts International
(a)
............. 227 8,401
Norwegian Cruise Line Holdings Ltd.
(a)
....... 555 10,378
Royal Caribbean Cruises Ltd. ............ 303 83,380
Wynn Resorts Ltd. .................... 101 10,257
Yum! Brands, Inc. .................... 338 52,552
651,451
Household Durables — 0.8%
DR Horton, Inc. ...................... 328 45,008
Garmin Ltd. ......................... 199 46,170
Lennar Corp. , Class A .................. 263 22,839
NVR, Inc.
(a)
......................... 3 19,770
PulteGroup, Inc. ..................... 230 27,050
160,837
Household Products — 0.4%
Church & Dwight Co., Inc. ............... 289 26,969
Clorox Co. (The) ..................... 144 14,923
Kimberly-Clark Corp. .................. 406 39,167
81,059
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) ..................... 798 11,244
Vistra Corp. ........................ 389 58,478
69,722
Industrial REITs — 0.8%
Prologis, Inc. ........................ 1,130 149,363
Insurance — 6.2%
Aflac, Inc. .......................... 566 62,096
Allstate Corp. (The) ................... 316 65,519
American International Group, Inc. ......... 652 49,063
Aon plc , Class A ..................... 262 84,568
Arch Capital Group Ltd.
(a)
............... 430 41,276
Arthur J Gallagher & Co. ................ 313 67,790
Assurant, Inc. ....................... 60 13,069
Security
Shares
Shares Value
Insurance (continued)
Brown & Brown, Inc. ................... 358 $ 23,345
Chubb Ltd. ......................... 442 144,061
Cincinnati Financial Corp. ............... 190 29,896
Erie Indemnity Co. , Class A, NVS .......... 31 7,791
Everest Group Ltd. .................... 49 16,016
Globe Life, Inc. ...................... 97 13,499
Hartford Insurance Group, Inc. (The) ........ 339 45,843
Loews Corp. ........................ 205 21,882
Marsh & McLennan Cos., Inc. ............ 587 101,815
MetLife, Inc. ........................ 669 47,312
Principal Financial Group, Inc. ............ 236 21,266
Progressive Corp. (The) ................ 713 141,345
Prudential Financial, Inc. ................ 422 41,225
Travelers Cos., Inc. (The) ............... 263 76,712
Willis Towers Watson plc ................ 115 33,430
WR Berkley Corp. .................... 365 24,192
1,173,011
IT Services — 0.6%
Akamai Technologies, Inc.
(a)
.............. 174 19,984
Cognizant Technology Solutions Corp. , Class A . 577 35,399
EPAM Systems, Inc.
(a)
.................. 64 8,665
Gartner, Inc.
(a)
....................... 85 13,459
GoDaddy, Inc. , Class A
(a)
................ 166 13,723
VeriSign, Inc. ....................... 102 25,333
116,563
Leisure Products — 0.1%
Hasbro, Inc. ........................ 166 15,538
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............... 348 39,665
Bio-Techne Corp. ..................... 192 10,034
Charles River Laboratories International, Inc.
(a)
. 60 10,350
IQVIA Holdings, Inc.
(a)
.................. 204 34,790
Mettler-Toledo International, Inc.
(a)
......... 25 31,530
Revvity, Inc. ........................ 138 12,090
Waters Corp.
(a)
...................... 120 35,736
West Pharmaceutical Services, Inc. ........ 87 21,806
196,001
Machinery — 3.6%
Cummins, Inc. ....................... 169 90,925
Dover Corp. ........................ 164 34,186
Fortive Corp. ........................ 372 20,564
IDEX Corp. ......................... 90 17,060
Illinois Tool Works, Inc. ................. 317 82,512
Ingersoll Rand, Inc. ................... 429 34,371
Nordson Corp. ....................... 64 17,028
Otis Worldwide Corp. .................. 465 35,842
PACCAR, Inc. ....................... 639 73,805
Parker-Hannifin Corp. .................. 153 136,972
Pentair plc ......................... 202 17,596
Snap-on, Inc. ....................... 64 23,246
Stanley Black & Decker, Inc. ............. 186 13,217
Westinghouse Air Brake Technologies Corp. ... 207 51,731
Xylem, Inc. ......................... 296 35,372
684,427
Media — 0.7%
Charter Communications, Inc. , Class A
(a)
..... 103 22,236
EchoStar Corp. , Class A
(a)
............... 164 19,199
Fox Corp. , Class A, NVS ................ 238 13,899
Fox Corp. , Class B .................... 175 9,293
News Corp. , Class A, NVS .............. 451 11,243
News Corp. , Class B .................. 150 4,277
Omnicom Group, Inc. .................. 385 28,994

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 ex S&P 100 ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Paramount Skydance Corp. , Class B, NVS .... 379 $ 3,419
Trade Desk, Inc. (The) , Class A
(a)
.......... 531 12,048
124,608
Metals & Mining — 1.7%
Freeport-McMoRan, Inc. ................ 1,747 102,688
Newmont Corp. ...................... 1,327 143,648
Nucor Corp. ........................ 278 47,010
Steel Dynamics, Inc. ................... 166 29,880
323,226
Multi-Utilities — 2.4%
Ameren Corp. ....................... 336 36,933
CenterPoint Energy, Inc. ................ 797 34,399
CMS Energy Corp. .................... 373 28,937
Consolidated Edison, Inc. ............... 443 50,139
Dominion Energy, Inc. .................. 1,038 64,169
DTE Energy Co. ..................... 252 36,847
NiSource, Inc. ....................... 585 27,296
Public Service Enterprise Group, Inc. ....... 606 49,056
Sempra ........................... 794 77,153
WEC Energy Group, Inc. ................ 395 45,729
450,658
Office REITs — 0.0%
BXP, Inc. .......................... 186 9,653
Oil, Gas & Consumable Fuels — 5.2%
APA Corp. ......................... 437 18,546
Coterra Energy, Inc. ................... 912 32,048
Devon Energy Corp. ................... 749 37,690
Diamondback Energy, Inc. ............... 228 45,096
EOG Resources, Inc. .................. 660 95,416
EQT Corp. ......................... 765 48,685
Expand Energy Corp. .................. 289 31,726
Kinder Morgan, Inc. ................... 2,389 80,103
Marathon Petroleum Corp. .............. 359 87,661
Occidental Petroleum Corp. .............. 881 57,265
ONEOK, Inc. ........................ 769 69,510
Phillips 66 .......................... 490 89,268
Targa Resources Corp. ................. 262 65,691
Texas Pacific Land Corp. ................ 71 33,694
Valero Energy Corp. ................... 368 90,926
Williams Cos., Inc. (The) ................ 1,485 108,078
991,403
Passenger Airlines — 0.6%
Delta Air Lines, Inc. ................... 793 52,719
Southwest Airlines Co. ................. 597 22,429
United Airlines Holdings, Inc.
(a)
............ 393 36,183
111,331
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The) , Class A ...... 300 21,531
Kenvue, Inc. ........................ 2,319 39,980
61,511
Pharmaceuticals — 0.4%
Viatris, Inc. ......................... 1,404 18,968
Zoetis, Inc. , Class A ................... 513 60,642
79,610
Professional Services — 1.4%
Automatic Data Processing, Inc. ........... 489 99,355
Broadridge Financial Solutions, Inc. ........ 143 23,235
Equifax, Inc. ........................ 145 26,110
Jacobs Solutions, Inc. .................. 143 18,201
Leidos Holdings, Inc. .................. 155 24,106
Security
Shares
Shares Value
Professional Services (continued)
Paychex, Inc. ....................... 386 $ 35,558
Verisk Analytics, Inc. ................... 169 32,068
258,633
Real Estate Management & Development — 0.4%
(a)
CBRE Group, Inc. , Class A .............. 352 47,682
CoStar Group, Inc. .................... 517 20,856
68,538
Residential REITs — 0.7%
AvalonBay Communities, Inc. ............ 171 27,933
Camden Property Trust ................. 123 12,012
Equity Residential .................... 417 24,666
Essex Property Trust, Inc. ............... 78 18,876
Invitation Homes, Inc. .................. 689 17,122
Mid-America Apartment Communities, Inc. .... 144 17,585
UDR, Inc. .......................... 377 12,735
130,929
Retail REITs — 0.6%
Federal Realty Investment Trust ........... 96 10,196
Kimco Realty Corp. ................... 817 18,358
Realty Income Corp. ................... 1,118 68,399
Regency Centers Corp. ................ 202 15,284
112,237
Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc. ................... 593 188,657
First Solar, Inc.
(a)
..................... 130 25,644
KLA Corp. .......................... 159 234,113
Microchip Technology, Inc. ............... 659 42,578
Monolithic Power Systems, Inc. ........... 59 64,508
NXP Semiconductors NV ............... 305 60,042
ON Semiconductor Corp.
(a)
.............. 479 29,660
Qnity Electronics, Inc. .................. 253 29,191
Skyworks Solutions, Inc. ................ 188 10,067
Teradyne, Inc. ....................... 190 56,328
740,788
Software — 5.0%
AppLovin Corp. , Class A
(a)
............... 329 130,942
Autodesk, Inc.
(a)
...................... 258 61,765
Cadence Design Systems, Inc.
(a)
.......... 331 91,975
Crowdstrike Holdings, Inc. , Class A
(a)
........ 306 119,465
Datadog, Inc. , Class A
(a)
................ 400 47,220
Fair Isaac Corp.
(a)
..................... 29 30,959
Fortinet, Inc.
(a)
....................... 772 63,088
Gen Digital, Inc. ...................... 654 12,315
Palo Alto Networks, Inc.
(a)
............... 982 157,434
PTC, Inc.
(a)
......................... 144 20,519
Roper Technologies, Inc. ................ 129 45,648
Synopsys, Inc.
(a)
..................... 233 92,380
Trimble, Inc.
(a)
....................... 289 18,852
Tyler Technologies, Inc.
(a)
............... 51 17,461
Workday, Inc. , Class A
(a)
................ 258 33,519
943,542
Specialized REITs — 2.3%
Crown Castle, Inc. .................... 528 42,932
Digital Realty Trust, Inc. ................ 392 70,642
Equinix, Inc. ........................ 119 116,649
Extra Space Storage, Inc. ............... 258 33,831
Iron Mountain, Inc. .................... 363 37,077
Public Storage ....................... 194 52,551
SBA Communications Corp. ............. 130 22,374
VICI Properties, Inc. ................... 1,298 35,461

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 ex S&P 100 ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialized REITs (continued)
Weyerhaeuser Co. .................... 879 $ 21,474
432,991
Specialty Retail — 3.2%
AutoZone, Inc.
(a)
..................... 20 67,556
Best Buy Co., Inc. .................... 242 15,536
Carvana Co. , Class A
(a)
................. 173 54,388
O'Reilly Automotive, Inc.
(a)
............... 1,024 94,525
Ross Stores, Inc. ..................... 393 85,136
TJX Cos., Inc. (The) ................... 1,350 215,595
Tractor Supply Co. .................... 641 29,037
Ulta Beauty, Inc.
(a)
.................... 55 28,749
Williams-Sonoma, Inc. ................. 145 26,438
616,960
Technology Hardware, Storage & Peripherals — 2.6%
Dell Technologies, Inc. , Class C ........... 362 59,415
Hewlett Packard Enterprise Co. ........... 1,609 38,310
HP, Inc. ........................... 1,126 21,631
NetApp, Inc. ........................ 242 24,778
Sandisk Corp.
(a)
...................... 179 113,726
Seagate Technology Holdings plc .......... 265 103,817
Super Micro Computer, Inc.
(a)
............. 612 13,935
Western Digital Corp. .................. 411 111,171
486,783
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.
(a)
................ 169 16,915
Lululemon Athletica, Inc.
(a)
............... 127 19,444
Ralph Lauren Corp. , Class A ............. 48 16,511
Tapestry, Inc. ........................ 243 34,290
87,160
Security
Shares
Shares Value
Trading Companies & Distributors — 0.9%
Fastenal Co. ........................ 1,404 $ 65,146
United Rentals, Inc. ................... 76 55,370
WW Grainger, Inc. .................... 54 58,904
179,420
Water Utilities — 0.2%
American Water Works Co., Inc. ........... 238 32,389
Total Long-Term Investments — 99 .8%
(Cost: $ 18,964,830 ) ............................... 18,956,166
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62%
(b) (c)
.................. 24,890 24,890
Total Short-Term Securities — 0 .1%
(Cost: $ 24,890 ) ................................. 24,890
Total Investments — 99 .9%
(Cost: $ 18,989,720 ) ............................... 18,981,056
Other Assets Less Liabilities — 0.1% .................... 18,111
Net Assets — 100.0% ...............................
$ 18,999,167
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/08/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(b)
............ $ — $ — $ — $ — $ — $ — — $ 31
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares — 24,890
(d)
— — — 24,890 24,890 514 —
$ — $ — $ 24,890 $ 545 $ —
— —
(a)
Commencement of operations.
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(d)
Represents net amount purchased (sold).

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 ex S&P 100 ETF
46
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 2 06/18/26 $ 25 $ 87
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 87 $ — $ — $ — $ 87
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (1,747) $ — $ — $ — $ (1,747)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 87 $ — $ — $ — $ 87
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 6,281

Schedule of Investments
(continued)
March 31, 2026
iShares
®
S&P 500 ex S&P 100 ETF
Schedules of Investments
47
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,956,166 $ — $ — $ 18,956,166
Short-Term Securities
Money Market Funds ...................................... 24,890 — — 24,890
$ 18,981,056 $ — $ — $ 18,981,056
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 87 $ — $ — $ 87
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2026
iShares
®
Top 20 U.S. Stocks ETF
48
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Automobiles — 4.3%
Tesla, Inc.
(a)
......................... 57,362 $ 21,324,323
Banks — 4.1%
JPMorgan Chase & Co. ................ 69,300 20,385,288
Biotechnology — 2.0%
AbbVie, Inc. ........................ 45,414 9,877,091
Broadline Retail — 4.6%
Amazon.com, Inc.
(a)
................... 110,021 22,914,074
Consumer Staples Distribution & Retail — 5.1%
Costco Wholesale Corp. ................ 11,404 11,363,288
Walmart, Inc. ........................ 112,668 14,002,379
25,365,667
Entertainment — 2.1%
Netflix, Inc.
(a)
........................ 108,513 10,433,525
Financial Services — 9.3%
Berkshire Hathaway, Inc. , Class B
(a)
........ 47,120 22,579,904
Mastercard, Inc. , Class A ................ 20,927 10,456,385
Visa, Inc. , Class A .................... 43,212 13,060,395
46,096,684
Interactive Media & Services — 15.5%
Alphabet, Inc. , Class A ................. 109,084 31,368,195
Alphabet, Inc. , Class C, NVS ............. 87,618 25,134,099
Meta Platforms, Inc. , Class A ............. 35,720 20,436,484
76,938,778
Oil, Gas & Consumable Fuels — 3.7%
Exxon Mobil Corp. .................... 107,412 18,223,520
Pharmaceuticals — 6.8%
Eli Lilly & Co. ....................... 20,371 18,736,634
Johnson & Johnson ................... 61,945 15,141,836
33,878,470
Semiconductors & Semiconductor Equipment — 22.3%
Broadcom, Inc. ...................... 68,493 21,199,268
Micron Technology, Inc. ................. 28,917 9,769,319
NVIDIA Corp. ....................... 455,279 79,400,659
110,369,246
Software — 6.0%
Microsoft Corp. ...................... 80,066 29,638,031
Technology Hardware, Storage & Peripherals — 14.1%
Apple, Inc. ......................... 275,070 69,810,015
Total Long-Term Investments — 99 .9%
(Cost: $ 477,296,264 ) .............................. 495,254,712
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62%
(b) (c)
.................. 585,923 $ 585,923
Total Short-Term Securities — 0 .1%
(Cost: $ 585,923 ) ................................. 585,923
Total Investments — 100 .0%
(Cost: $ 477,882,187 ) .............................. 495,840,635
Other Assets Less Liabilities — 0.0% .................... 17,495
Net Assets — 100.0% ...............................
$ 495,858,130
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Top 20 U.S. Stocks ETF
Schedules of Investments
49
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (765)
(b)
$ 765 $ — $ — — $ 2,819
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 225,100 360,823
(b)
— — — 585,923 585,923 19,258 —
$ 765 $ — $ 585,923 $ 22,077 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 10 06/18/26 $ 478 $ (5,213)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 5,213 $ — $ — $ — $ 5,213
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 31,305 $ — $ — $ — $ 31,305
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (5,033) $ — $ — $ — $ (5,033)

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Top 20 U.S. Stocks ETF
50
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,024,961
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 495,254,712 $ — $ — $ 495,254,712
Short-Term Securities
Money Market Funds ...................................... 585,923 — — 585,923
$ 495,840,635 $ — $ — $ 495,840,635
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (5,213) $ — $ — $ (5,213)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
March 31, 2026
51
Statements of Assets and Liabilities
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
iShares S&P
500 3% Capped
ETF
iShares S&P
500 ex S&P 100
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 716,748,038,497 $ 79,323,212,531 $ 23,884,496 $ 18,956,166
Investments, at value — affiliated
(c)
............................................ 3,909,097,875 1,234,605,118 116,911 24,890
Cash ............................................................... — 123,403 — 1,084
Cash pledged:
Futures contracts ...................................................... 123,324,000 14,427,790 5,000 3,000
Receivables: – – – –
Securities lending income — affiliated ........................................ 311,386 485,342 — —
Capital shares sold ..................................................... 5,674,905 596,356 — —
Dividends — unaffiliated ................................................. 350,861,965 42,578,344 14,362 16,390
Dividends — affiliated ................................................... 2,774,875 408,997 144 78
Variation margin on futures contracts ......................................... 42,172,626 4,988,772 1,680 840
Total a ssets ...........................................................
721,182,256,129 80,621,426,653 24,022,593 19,002,448
LIABILITIES
Bank overdraft .......................................................... 706,303 — 2,382 —
Collateral on securities loaned ............................................... 1,004,595,964 912,321,255 — —
Payables: – – – –
Capital shares redeemed ................................................. 7,093,631 — — —
Investment advisory fees ................................................. 18,100,738 2,043,625 1,819 3,281
Total li abilities ..........................................................
1,030,496,636 914,364,880 4,201 3,281
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 720,151,759,493 $ 79,707,061,773 $ 24,018,392 $ 18,999,167
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 730,744,668,977 $ 52,326,423,798 $ 23,165,479 $ 19,065,371
Accumulated earnings (loss) ................................................ (10,592,909,484) 27,380,637,975 852,913 (66,204)
NET ASSETS ..........................................................
$ 720,151,759,493 $ 79,707,061,773 $ 24,018,392 $ 18,999,167
NET ASSET VALUE
Shares outstanding ......................................................
1,102,250,000 559,650,000 800,000 720,000
Net asset value .........................................................
$ 653.35 $ 142.42 $ 30.02 $ 26.39
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 713,728,507,738 $ 50,475,694,126 $ 22,922,419 $ 18,964,830
(b)
  Securities loaned, at value ............................................ $ 1,019,909,183 $ 935,028,520 $ — $ —
(c)
  Investments, at cost — affiliated ......................................... $ 4,014,776,907 $ 1,182,510,375 $ 120,575 $ 24,890

Statements of Assets and Liabilities
(continued)
March 31, 2026
2026
iShares Annual Financial Statements and Additional Information
52
See notes to financial statements.
iShares Top
20 U.S. Stocks
ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 495,254,712
Investments, at value — affiliated
(c)
.......................................................................................... 585,923
Cash pledged:
Futures contracts .................................................................................................... 38,000
Receivables: –
Capital shares sold ................................................................................................... 5,885
Dividends — unaffiliated ............................................................................................... 37,605
Dividends — affiliated ................................................................................................. 2,416
Variation margin on futures contracts ....................................................................................... 15,407
Total a ssets .........................................................................................................
495,939,948
LIABILITIES
Payables: –
Investment advisory fees ............................................................................................... 81,818
Total li abilities ........................................................................................................
81,818
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 495,858,130
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 494,374,030
Accumulated earnings .................................................................................................. 1,484,100
NET ASSETS ........................................................................................................
$ 495,858,130
NET ASSET VALUE
Shares outstanding ....................................................................................................
17,320,000
Net asset value .......................................................................................................
$ 28.63
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 477,296,264
(c)
  Investments, at cost — affiliated ................................................................................... $ 585,923

Statements of Operations
Year Ended March 31, 2026
53
Statements of Operations
iShares Core S&P
500 ETF
iShares Core S&P
Total U.S. Stock
Market ETF
iShares S&P 500
3% Capped ETF
(a)
iShares S&P 500
ex S&P 100 ETF
(b)
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 8,173,538,388 $ 905,598,749 $ 189,929 $ 176,404
Dividends — affiliated ............................................. 73,396,174 8,573,927 1,982 514
Interest — unaffiliated ............................................. 3,653,961 454,591 3 8
Securities lending income — affiliated — net ............................. 16,510,341 7,742,574 272 31
Foreign taxes withheld ............................................ (1,499,279) (254,704) (50) (113)
Total investment income .............................................
8,265,599,585 922,115,137 192,136 176,844
EXPENSES
Investment advisory .............................................. 200,972,097 22,495,596 20,115 22,550
Shareholder communication expense
(c)
................................. 924,174 — — —
Interest expense ................................................ 2,517 4,313 — —
Total e xpenses ...................................................
201,898,788 22,499,909 20,115 22,550
Less: – – – –
Investment advisory fees waived ..................................... — — (8,046) —
Total ex penses after fees waived .......................................
201,898,788 22,499,909 12,069 22,550
Net investment income ..............................................
8,063,700,797 899,615,228 180,067 154,294
REALIZED AND UNREALIZED GAIN (LOSS) $ 91,235,427,823 $ 10,804,636,900 $ 1,212,323 $ 692,547
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (3,082,802,641) $ (160,949,634) $ (119,618) $ (72,687)
Investments — affiliated ......................................... (1,655,384) 9,681 (703) —
Foreign currency transactions ..................................... (35,431) (3,061) — —
Futures contracts .............................................. 233,360,481 21,524,310 (1,711) (1,747)
In-kind redemptions — unaffiliated
(d)
................................. 116,294,770,419 2,309,309,805 373,888 775,559
In-kind redemptions — affiliated
(d)
................................... 241,107,637 4,987,436 1,050 —
113,684,745,081 2,174,878,537 252,906 701,125
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (22,175,654,715) 8,637,438,814 962,077 (8,664)
Investments — affiliated ......................................... (234,722,522) (2,877,531) (3,664) —
Futures contracts .............................................. (38,940,021) (4,802,920) 1,004 87
(22,449,317,258) 8,629,758,363 959,417 (8,577)
Net realized and unrealized gain .......................................
91,235,427,823 10,804,636,900 1,212,323 692,548
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 99,299,128,620 $ 11,704,252,128 $ 1,392,390 $ 846,842
(a)
For the period from April 15, 2025 (commencement of operations) to March 31, 2026.
(b)
For the period from July 8, 2025 (commencement of operations) to March 31, 2026.
(c)
This extraordinary expense is non-recurring.
(d)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended March 31, 2026
2026
iShares Annual Financial Statements and Additional Information
54
iShares Top 20
U.S. Stocks ETF
INVESTMENT INCOME –
Dividends — unaffiliated .............................................................................................. $ 2,216,467
Dividends — affiliated ................................................................................................ 19,258
Interest — unaffiliated ................................................................................................ 1,056
Securities lending income — affiliated — net ................................................................................ 2,819
Total investment income ................................................................................................
2,239,600
EXPENSES
Investment advisory ................................................................................................. 684,341
Total expenses ......................................................................................................
684,341
Net investment income .................................................................................................
1,555,259
REALIZED AND UNREALIZED GAIN (LOSS) $ 28,316,954
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ (14,880,356)
Investments — affiliated ............................................................................................ 765
Futures contracts ................................................................................................. 31,305
In-kind redemptions — unaffiliated
(a)
.................................................................................... 13,192,886
(1,655,400)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 29,977,387
Futures contracts ................................................................................................. (5,033)
29,972,354
Net realized and unrealized gain ..........................................................................................
28,316,954
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 29,872,213
(a)
  See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
55
Statements of Changes in Net Assets
See notes to financial statements.
iShares Core S&P 500 ETF iShares Core S&P Total U.S. Stock Market ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 8,063,700,797 $ 6,917,344,981 $ 899,615,228 $ 786,259,100
Net realized gain ................................................ 113,684,745,081 78,047,410,998 2,174,878,537 388,129,999
Net change in unrealized appreciation (depreciation) ........................ (22,449,317,258) (48,201,943,822) 8,629,758,363 2,707,647,729
Net increase in net assets resulting from operations ...........................
99,299,128,620 36,762,812,157 11,704,252,128 3,882,036,828
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(7,840,162,511) (6,928,850,511) (863,092,821) (802,874,201)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
47,141,110,401 93,712,194,606 6,975,692,713 4,572,939,876
NET ASSETS
Total increase in net assets ........................................... 138,600,076,510 123,546,156,252 17,816,852,020 7,652,102,503
Beginning of year ..................................................
581,551,682,983 458,005,526,731 61,890,209,753 54,238,107,250
End of year ......................................................
$ 720,151,759,493 $ 581,551,682,983 $ 79,707,061,773 $ 61,890,209,753
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2026
iShares Annual Financial Statements and Additional Information
56
See notes to financial statements.
iShares S&P 500 3%
Capped ETF
iShares S&P 500 ex
S&P 100 ETF
Period from
04/15/25
(a)
to 03/31/26
Period from
07/08/25
(a)
to 03/31/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 180,067 $ 154,294
Net realized gain .................................................................................. 252,906 701,125
Net change in unrealized appreciation (depreciation) .......................................................... 959,417 (8,577)
Net increase in net assets resulting from operations .............................................................
1,392,390 846,842
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...................................................
(164,539) (137,487)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
22,790,541 18,289,812
NET ASSETS
Total increase in net assets ............................................................................. 24,018,392 18,999,167
Beginning of period ..................................................................................
— —
End of period ......................................................................................
$ 24,018,392 $ 18,999,167
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
57
Statements of Changes in Net Assets
See notes to financial statements.
iShares Top 20 U.S. Stocks ETF
Year Ended
03/31/26
Period from
10/23/24
(a)
to 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,555,259 $ 269,734
Net realized loss .................................................................................. (1,655,400) (1,230,295)
Net change in unrealized appreciation (depreciation) .......................................................... 29,972,354 (12,019,119)
Net increase (decrease) in net assets resulting from operations .....................................................
29,872,213 (12,979,680)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,526,001) (246,905)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
294,189,687 186,548,816
NET ASSETS
Total increase in net assets ............................................................................. 322,535,899 173,322,231
Beginning of period ..................................................................................
173,322,231 —
End of period ......................................................................................
$ 495,858,130 $ 173,322,231
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
58
iShares Core S&P 500 ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .................................
$ 561.61  $ 526.05  $ 411.24  $ 453.38  $ 397.36
Net investment income
(a)
........................................
7 .77  7 .43  7 .03  6 .66  5 .98
Net realized and unrealized gain (loss)
(b)
..............................
92.03  35.87  114.70  (42.24) 55.94
Net increase (decrease) from investment operations ....................... 99.80  43.30  121.73  (35.58) 61.92
Distributions from net investment income
(c)
........................... (8.06) (7.74) (6.92) (6.56) (5.90)
Net asset value, end of year ...................................... $ 653.35  $ 561.61  $ 526.05  $ 411.24  $ 453.38
Total Return
(d)
Based on net asset value ......................................... 17.78% 8.21% 29.85% (7.76)% 15.61%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ...........................................
1.20% 1.31% 1.54% 1.67% 1.35%
Supplemental Data
Net assets, end of year (000) ....................................... $ 720,151,759  $ 581,551,683  $ 458,005,527  $ 305,655,545  $ 332,965,823
Portfolio turnover rate
(f)
........................................... 3% 3% 3% 3% 3%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
59
Financial Highlights
iShares Core S&P Total U.S. Stock Market ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .................................
$ 121.96  $ 115.40  $ 90.56  $ 100.92  $ 91.51
Net investment income
(a)
........................................
1 .68  1 .61  1 .53  1 .43  1 .29
Net realized and unrealized gain (loss)
(b)
..............................
20.39  6.58  24.82  (10.35) 9.41
Net increase (decrease) from investment operations ....................... 22.07  8.19  26.35  (8.92) 10.70
Distributions from net investment income
(c)
........................... (1.61) (1.63) (1.51) (1.44) (1.29)
Net asset value, end of year ...................................... $ 142.42  $ 121.96  $ 115.40  $ 90.56  $ 100.92
Total Return
(d)
Based on net asset value ......................................... 18.10% 7.07% 29.36% (8.76)% 11.70%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ...........................................
1.20% 1.30% 1.54% 1.62% 1.29%
Supplemental Data
Net assets, end of year (000) ....................................... $ 79,707,062  $ 61,890,210  $ 54,238,107  $ 41,193,470  $ 44,742,605
Portfolio turnover rate
(f)
........................................... 3% 3% 4% 4% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2026
iShares Annual Financial Statements and Additional Information
60
iShares S&P 500
3% Capped ETF
Period from
04/15/25
(a)
to 03/31/26
Net asset value, beginning of period ........................................................................................
$ 25.00
Net investment income
(b)
................................................................................................
0 .39
Net realized and unrealized gain
(c)
..........................................................................................
4.95
Net increase from investment operations ....................................................................................... 5.34
Distributions from net investment income
(d)
................................................................................... (0.32)
Net asset value, end of period ............................................................................................. $ 30.02
Total Return
(e)
Based on net asset value ................................................................................................. 21.40%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................................................
0.15%
(h)
Total expenses after fees waived ............................................................................................
0.09%
(h)
Net investment income ...................................................................................................
1.34%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 24,018
Portfolio turnover rate
(i)
................................................................................................... 9%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
61
Financial Highlights
iShares S&P 500
ex S&P 100 ETF
Period from
07/08/25
(a)
to 03/31/26
Net asset value, beginning of period ........................................................................................
$ 24.90
Net investment income
(b)
................................................................................................
0 .26
Net realized and unrealized gain
(c)
..........................................................................................
1.46
Net increase from investment operations ....................................................................................... 1.72
Distributions from net investment income
(d)
................................................................................... (0.23)
Net asset value, end of period ............................................................................................. $ 26.39
Total Return
(e)
Based on net asset value ................................................................................................. 6.94%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................................................
0.20%
(h)
Net investment income ...................................................................................................
1.37%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 18,999
Portfolio turnover rate
(i)
................................................................................................... 7%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
62
iShares Top 20 U.S. Stocks ETF
Year Ended
03/31/26
Period from
10/23/24
(a)
to 03/31/25
Net asset value, beginning of period .........................................................................
$ 23.81  $ 24.63
Net investment income
(b)
.................................................................................
0 .13  0 .06
Net realized and unrealized gain (loss)
(c)
.......................................................................
4.81  (0.83)
Net increase (decrease) from investment operations ................................................................ 4.94  (0.77)
Distributions from net investment income
(d)
.................................................................... (0.12) (0.05)
Net asset value, end of period .............................................................................. $ 28.63  $ 23.81
Total Return
(e)
Based on net asset value .................................................................................. 20.75% (3.16)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.20% 0.20%
(h)
Net investment income ....................................................................................
0.45% 0.54%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 495,858  $ 173,322
Portfolio turnover rate
(i)
.................................................................................... 27% 18%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
63
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Core S&P 500 ....................................................................................................... Diversified
Core S&P Total U.S. Stock Market ......................................................................................... Diversified
S&P 500 3% Capped
(a)
................................................................................................. Non-Diversified
S&P 500 ex S&P 100
(b)
................................................................................................. Non-Diversified
Top 20 U.S. Stocks ................................................................................................... Non-Diversified
(a)
The Fund commenced operations on April 15, 2025.
(b)
The Fund commenced operations on July 8, 2025.

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
64
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Notes to Financial Statements
(continued)
65
Notes to Financial Statements
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P 500
Barclays Bank plc ...................................... $ 76,198,380 $ (76,198,380) $ – $ –
Barclays Capital, Inc. ................................... 2,584,040 (2,584,040) – –
BMO Capital Markets Corp. ............................... 79,296 (78,361) – 935
(b)
BNP Paribas SA ....................................... 14,675,276 (13,902,645) – 772,631
(b)
BofA Securities, Inc. .................................... 66,435,083 (66,435,083) – –
Citigroup Global Markets, Inc. .............................. 80,585,132 (79,786,445) – 798,687
(b)
Deutsche Bank Securities, Inc. ............................. 591,204 (579,417) – 11,787
(b)
Goldman Sachs & Co. LLC ............................... 136,575,380 (133,801,402) – 2,773,978
(b)
Goldman Sachs International .............................. 96,113,825 (96,113,825) – –
HSBC Bank plc ....................................... 24,674,096 (24,674,096) – –
J.P. Morgan Securities LLC ............................... 335,421,722 (323,707,339) – 11,714,383
(b)
Jefferies LLC ......................................... 4,589,205 (4,581,048) – 8,157
(b)
Morgan Stanley ....................................... 34,138,359 (34,138,359) – –
National Financial Services LLC ............................ 38,858,309 (38,597,494) – 260,815
(b)
Natixis SA ........................................... 20,914,916 (20,691,763) – 223,153
(b)
SG Americas Securities LLC .............................. 5,854,776 (5,854,776) – –
TD Securities (USA) LLC ................................. 2,025,864 (2,025,864) – –
UBS AG ............................................ 54,005,569 (52,981,969) – 1,023,600
(b)
UBS Securities LLC .................................... 10,674,527 (10,619,043) – 55,484
(b)
Virtu Americas LLC ..................................... 867,919 (867,919) – –
Wells Fargo Bank N.A. .................................. 2,747,172 (2,705,741) – 41,431
(b)
Wells Fargo Securities LLC ............................... 11,299,133 (11,110,254) – 188,879
(b)
$ 1,019,909,183 $ (1,002,035,263) $ – $ 17,873,920
Core S&P Total U.S. Stock Market
Barclays Bank plc ...................................... $ 29,395,909 $ (27,912,274) $ – $ 1,483,635
(b)
Barclays Capital, Inc. ................................... 5,273,830 (4,965,884) – 307,946
(b)

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
66
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P Total U.S. Stock Market (continued)
BMO Capital Markets Corp. ............................... 421,467 (409,578) – 11,889
(b)
BNP Paribas SA ....................................... 92,092,135 (89,602,367) – 2,489,768
(b)
BofA Securities, Inc. .................................... 48,616,928 (47,649,190) – 967,738
(b)
Citadel Clearing LLC .................................... 323,510 (320,200) – 3,310
(b)
Citigroup Global Markets, Inc. .............................. 46,848,186 (45,561,084) – 1,287,102
(b)
Deutsche Bank Securities, Inc. ............................. 153,572 (150,199) – 3,373
(b)
Goldman Sachs & Co. LLC ............................... 67,831,314 (65,616,562) – 2,214,752
(b)
Goldman Sachs International .............................. 144,667,341 (142,019,949) – 2,647,392
(b)
HSBC Bank plc ....................................... 23,569,709 (23,569,709) – –
ING Financial Markets LLC ............................... 23,823 (23,823) – –
J.P. Morgan Securities LLC ............................... 226,150,309 (219,566,119) – 6,584,190
(b)
Jefferies LLC ......................................... 13,572,143 (13,342,252) – 229,891
(b)
Mizuho Securities USA LLC ............................... 9,163 (9,163) – –
Morgan Stanley ....................................... 71,285,548 (69,066,116) – 2,219,432
(b)
National Bank Financial, Inc. .............................. 1,953,150 (1,924,050) – 29,100
(b)
National Financial Services LLC ............................ 30,554,931 (30,413,632) – 141,299
(b)
Natixis SA ........................................... 2,256,206 (2,223,684) – 32,522
(b)
Nomura Securities International, Inc. ......................... 17,886 (17,886) – –
Pershing LLC ......................................... 286,473 (283,575) – 2,898
(b)
RBC Capital Markets LLC ................................ 2,509,102 (2,446,737) – 62,365
(b)
Scotia Capital (USA), Inc. ................................ 6,080,727 (5,892,273) – 188,454
(b)
Scotia Capital, Inc. ..................................... 171,604 (171,604) – –
SG Americas Securities LLC .............................. 6,839,350 (6,832,313) – 7,037
(b)
State Street Bank & Trust Co. .............................. 8,798,192 (8,798,192) – –
TD Securities (USA) LLC ................................. 4,565,041 (4,504,343) – 60,698
(b)
UBS AG ............................................ 52,113,587 (51,296,116) – 817,471
(b)
UBS Securities LLC .................................... 2,255,359 (2,223,035) – 32,324
(b)
Virtu Americas LLC ..................................... 3,130,366 (3,088,225) – 42,141
(b)
Wells Fargo Bank N.A. .................................. 8,367,810 (8,164,188) – 203,622
(b)
Wells Fargo Securities LLC ............................... 34,893,849 (33,954,394) – 939,455
(b)
$ 935,028,520 $ (912,018,716) $ – $ 23,009,804
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
67
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses.
For the iShares S&P 500 3% Capped ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after fee waiver will not exceed 0.09% through July 31, 2031.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended March 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Core S&P 500 .................................................................................................... 0.03%
Core S&P Total U.S. Stock Market ...................................................................................... 0.03
S&P 500 3% Capped ............................................................................................... 0.15
S&P 500 ex S&P 100 ............................................................................................... 0.20
Top 20 U.S. Stocks ................................................................................................ 0.20
iShares ETF Amounts Waived
S&P 500 3% Capped .................................................................................................. $ 8,046

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
68
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended
March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the period ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the period ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended March 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Core S&P 500 ........................................................................................................... $ 4,802,647
Core S&P Total U.S. Stock Market ............................................................................................. 2,227,338
S&P 500 3% Capped ...................................................................................................... 70
S&P 500 ex S&P 100 ...................................................................................................... 7
Top 20 U.S. Stocks ....................................................................................................... 1,208
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core S&P 500 ........................................................................ $ 9,307,181,206 $ 4,560,182,750 $ (1,440,105,852)
Core S&P Total U.S. Stock Market .......................................................... 386,250,834 389,138,958 (45,067,793)
iShares ETF Purchases Sales
Core S&P 500 ........................................................................................ $ 20,776,705,210 $ 20,349,125,029
Core S&P Total U.S. Stock Market .......................................................................... 2,394,535,769 2,316,293,043
S&P 500 3% Capped ................................................................................... 1,233,081 1,226,117
S&P 500 ex S&P 100 ................................................................................... 1,557,480 1,112,340
Top 20 U.S. Stocks .................................................................................... 92,623,270 92,446,386
iShares ETF
In-kind
Purchases
In-kind
Sales
Core S&P 500 ........................................................................................ $ 426,457,563,812 $ 379,379,028,628
Core S&P Total U.S. Stock Market .......................................................................... 10,618,905,178 3,687,342,759
S&P 500 3% Capped ................................................................................... 24,252,422 1,513,496
S&P 500 ex S&P 100 ................................................................................... 22,291,967 4,466,865
Top 20 U.S. Stocks .................................................................................... 356,581,981 62,894,458

Notes to Financial Statements
(continued)
69
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Core S&P 500 ............................................................................. $ 115,997,798,233 $ (115,997,798,233)
Core S&P Total U.S. Stock Market ............................................................... 2,307,917,024 (2,307,917,024)
S&P 500 3% Capped ........................................................................ 374,938 (374,938)
S&P 500 ex S&P 100 ........................................................................ 775,559 (775,559)
Top 20 U.S. Stocks ......................................................................... 13,192,886 (13,192,886)
—
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
Core S&P 500
Ordinary income ...................................................................................... $ 7,840,162,511 $ 6,928,850,511
Core S&P Total U.S. Stock Market
Ordinary income ...................................................................................... $ 863,092,821 $ 802,874,201
iShares ETF
Period from
04/15/25
(a)
to
03/31/26
S&P 500 3% Capped
Ordinary income ........................................................................................................ $ 164,539
(a)
Commencement of operations.
iShares ETF
Period from
07/08/25
(a)
to
03/31/26
S&P 500 ex S&P 100
Ordinary income ........................................................................................................ $ 137,487
(a)
Commencement of operations.
iShares ETF
Year Ended
03/31/26
Period from
10/23/24
(a)
to
03/31/25
Top 20 U.S. Stocks
Ordinary income ........................................................................................... $ 1,526,001 $ 246,905
(a)
Commencement of operations.
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Core S&P 500 ........................................................... $ 373,157,937 $ (11,178,032,317) $ 211,964,896 $ (10,592,909,484)
Core S&P Total U.S. Stock Market ............................................. 46,536,939 (1,241,875,772) 28,575,976,808 27,380,637,975
S&P 500 3% Capped ...................................................... 15,528 (120,965) 958,350 852,913
S&P 500 ex S&P 100 ...................................................... 16,807 (73,883) (9,128) (66,204)
Top 20 U.S. Stocks ....................................................... 52,087 (16,202,984) 17,634,997 1,484,100

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
70
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core S&P 500 ................................................... $ 720,444,916,236 $ 62,213,609,313 $ (62,001,389,177) $ 212,220,136
Core S&P Total U.S. Stock Market ...................................... 51,981,766,911 32,229,508,330 (3,653,457,592) 28,576,050,738
S&P 500 3% Capped ............................................... 23,043,057 2,111,813 (1,153,463) 958,350
S&P 500 ex S&P 100 ............................................... 18,990,184 1,689,857 (1,698,985) (9,128)
Top 20 U.S. Stocks ................................................ 478,205,638 31,810,902 (14,175,905) 17,634,997

Notes to Financial Statements
(continued)
71
Notes to Financial Statements
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Core S&P 500
Shares sold 650,250,000 $ 427,767,200,125 544,300,000 $ 310,889,350,417
Shares redeemed
(583,500,000) (380,626,089,724) (379,450,000) (217,177,155,811)
66,750,000 $ 47,141,110,401 164,850,000 $ 93,712,194,606
Core S&P Total U.S. Stock Market
Shares sold 79,500,000 $ 10,684,800,240 47,000,000 $ 5,751,427,991
Shares redeemed
(27,300,000) (3,709,107,527) (9,550,000) (1,178,488,115)
52,200,000 $ 6,975,692,713 37,450,000 $ 4,572,939,876
Period Ended
03/31/26
iShares ETF Shares Amount
S&P 500 3% Capped
(a)
Shares sold .......................................................................... 850,000 $ 24,305,803
Shares redeemed ......................................................................
(50,000) (1,515,262)
800,000 $ 22,790,541
S&P 500 ex S&P 100
(b)
Shares sold .......................................................................... 880,000 $ 22,381,467
Shares redeemed ......................................................................
(160,000) (4,091,655)
720,000 $ 18,289,812
(a)
The Fund commenced operations on April 15, 2025.
(b)
The Fund commenced operations on July 8, 2025.
Year Ended
03/31/26
Period Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Top 20 U.S. Stocks
(a)
Shares sold 12,280,000 $ 357,179,006 7,520,000 $ 192,536,958
Shares redeemed
(2,240,000) (62,989,319) (240,000) (5,988,142)
10,040,000 $ 294,189,687 7,280,000 $ 186,548,816
(a)
The Fund commenced operations on October 23, 2024.

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
72
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
73
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1)
 Statement of operations for the year ended March 31, 2026 and statement of changes in net assets for each of the two years in the period ended March 31, 2026
(2)
 Statement of operations and statement of changes in net assets for the period April 15, 2025 (commencement of operations) to March 31, 2026
(3)
 Statement of operations and statement of changes in net assets for the period July 8, 2025 (commencement of operations) to March 31, 2026
(4)
 Statement of operations for the year ended March 31, 2026, and statement of changes in net assets for the year ended March 31, 2026 and the period October 23, 2024 (commencement of operations) to March 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Core S&P 500 ETF
(1)
iShares Core S&P Total U.S. Stock Market ETF
(1)
iShares S&P 500 3% Capped ETF
(2)
iShares S&P 500 ex S&P 100 ETF
(3)
iShares Top 20 U.S. Stocks ETF
(4)

Important Tax Information
(unaudited)
2026
iShares Annual Financial Statements and Additional Information
74
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal period ended March 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal period ended March 31, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal period ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Core S&P 500 ..................................................................................................... $ 7,778,082,836
Core S&P Total U.S. Stock Market ....................................................................................... 843,850,859
S&P 500 3% Capped ................................................................................................ 178,970
S&P 500 ex S&P 100 ................................................................................................ 150,135
Top 20 U.S. Stocks ................................................................................................. 2,173,754
iShares ETF
Qualified Business
Income
Core S&P 500 ..................................................................................................... $ 357,272,979
Core S&P Total U.S. Stock Market ....................................................................................... 57,034,487
S&P 500 3% Capped ................................................................................................ 8,837
S&P 500 ex S&P 100 ................................................................................................ 15,919
iShares ETF
Dividends-Received
Deduction
Core S&P 500 ..................................................................................................... 92 .89%
Core S&P Total U.S. Stock Market ....................................................................................... 89 .81
S&P 500 3% Capped ................................................................................................ 95 .27
S&P 500 ex S&P 100 ................................................................................................ 92 .36
Top 20 U.S. Stocks ................................................................................................. 100 .00

Additional Information
75
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core S&P
500 ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Core S&P 500 ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Additional Information
(continued)
2026
iShares Annual Financial Statements and Additional Information
76
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
77
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Russell 2000 ETF | IWM | NYSE Arca
iShares Russell 2000 Growth ETF | IWO | NYSE Arca
iShares Russell 2000 Value ETF | IWN | NYSE Arca

Page
2

Schedule of Investments
March 31, 2026
iShares
®
Russell 2000 ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
AAR Corp.
(a) (b)
....................... 952,338 $ 104,242,918
AeroVironment, Inc.
(a) (b)
................. 917,122 167,879,182
AerSale Corp.
(a) (b)
..................... 849,627 5,284,680
AIRO Group Holdings, Inc.
(a) (b)
............ 478,928 3,642,247
Archer Aviation, Inc. , Class A
(a) (b)
........... 14,757,596 76,296,771
Astronics Corp.
(a) (b)
.................... 758,334 50,603,628
Beta Technologies, Inc. , Class A
(a) (b)
........ 777,612 11,430,896
Byrna Technologies, Inc.
(a) (b)
.............. 450,332 4,134,048
Cadre Holdings, Inc.
(a)
.................. 689,277 21,147,018
Ducommun, Inc.
(b)
.................... 336,598 41,064,956
Eve Holding, Inc.
(a) (b)
................... 2,334,729 5,790,128
Firefly Aerospace, Inc.
(a) (b)
............... 564,554 16,072,852
Intuitive Machines, Inc. , Class A
(a) (b)
......... 2,681,034 49,759,991
Kratos Defense & Security Solutions, Inc.
(b)
... 4,386,059 309,261,020
Mercury Systems, Inc.
(a) (b)
............... 1,318,239 96,112,806
Moog, Inc. , Class A
(a)
.................. 682,655 199,772,159
National Presto Industries, Inc. ............ 127,210 17,435,403
Park Aerospace Corp. .................. 436,265 11,944,936
Red Cat Holdings, Inc.
(a) (b)
............... 2,513,697 32,904,294
Redwire Corp.
(a) (b)
..................... 2,568,646 21,833,491
Satellogic, Inc. , Class A
(a) (b)
.............. 2,060,409 11,208,625
V2X, Inc.
(a) (b)
........................ 642,292 43,997,002
Voyager Technologies, Inc. , Class A
(a) (b)
...... 1,149,792 26,893,635
VSE Corp.
(a)
........................ 652,678 120,353,823
York Space Systems, Inc.
(a) (b)
............. 410,607 9,103,157
1,458,169,666
Air Freight & Logistics — 0.1%
Forward Air Corp.
(a) (b)
.................. 529,587 8,849,399
Hub Group, Inc. , Class A ................ 1,453,622 52,388,537
Radiant Logistics, Inc.
(a) (b)
............... 813,074 5,732,171
66,970,107
Automobile Components — 1.1%
Adient plc
(b)
......................... 1,911,044 38,622,199
Cooper-Standard Holdings, Inc.
(b)
.......... 414,273 11,545,789
Dana, Inc. .......................... 2,751,054 92,572,967
Dauch Corp.
(a) (b)
...................... 5,560,316 32,972,674
Dorman Products, Inc.
(a) (b)
............... 667,955 69,707,784
Fox Factory Holding Corp.
(a) (b)
............ 1,017,795 16,752,906
Garrett Motion, Inc. ................... 4,296,662 78,070,349
Gentherm, Inc.
(b)
..................... 731,635 20,324,820
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 6,693,493 44,377,859
Holley, Inc.
(b)
........................ 1,884,259 5,784,675
LCI Industries ....................... 574,368 70,635,777
Motorcar Parts of America, Inc.
(a) (b)
......... 320,506 3,544,796
Patrick Industries, Inc. ................. 790,520 87,803,056
Phinia, Inc. ......................... 925,062 63,311,243
Solid Power, Inc. , Class A
(a) (b)
............. 4,228,905 12,686,715
Standard Motor Products, Inc. ............ 504,946 17,541,824
Strattec Security Corp.
(a) (b)
............... 101,750 7,971,095
Visteon Corp. ....................... 667,912 60,853,462
XPEL, Inc.
(a) (b) (c)
...................... 612,299 27,100,354
762,180,344
Automobiles — 0.0%
Faraday Future Intelligent Electric, Inc.
(a) (b)
.... 4,248,342 1,167,444
Livewire Group, Inc.
(a) (b)
................. 547,641 909,084
Winnebago Industries, Inc. .............. 660,808 20,478,440
22,554,968
Banks — 9.8%
1st Source Corp. ..................... 454,494 31,455,530
ACNB Corp. ........................ 242,183 11,593,300
Amalgamated Financial Corp. ............ 572,509 22,253,425
Security
Shares
Shares Value
Banks (continued)
Amerant Bancorp, Inc. , Class A ........... 893,817 $ 19,699,727
Ameris Bancorp ...................... 1,578,994 123,145,742
Ames National Corp. .................. 228,106 6,437,151
Arrow Financial Corp. .................. 405,861 13,624,754
Associated Banc-Corp. ................. 4,116,600 106,455,276
Atlantic Union Bankshares Corp. .......... 3,406,947 121,764,286
Avidbank Holdings, Inc.
(a) (b)
.............. 38,918 1,109,163
Axos Financial, Inc.
(a) (b)
................. 1,327,705 112,974,418
Banc of California, Inc. ................. 3,254,400 57,212,352
BancFirst Corp. ...................... 506,532 54,958,722
Bancorp, Inc. (The)
(a) (b)
................. 987,625 53,065,091
Bank First Corp. ..................... 244,190 32,980,301
Bank of Hawaii Corp. .................. 954,864 70,898,652
Bank of Marin Bancorp ................. 353,808 9,068,099
Bank of NT Butterfield & Son Ltd. (The) ...... 1,024,504 53,765,970
Bank7 Corp. ........................ 117,153 4,672,062
BankUnited, Inc. ..................... 1,820,273 82,203,529
Bankwell Financial Group, Inc. ............ 175,590 8,519,627
Banner Corp. ....................... 827,815 50,231,814
Bar Harbor Bankshares ................ 397,031 12,883,656
BayCom Corp. ...................... 280,414 8,335,306
BCB Bancorp, Inc. .................... 386,622 3,471,866
Beacon Financial Corp. ................. 2,024,345 60,730,350
Blue Foundry Bancorp
(a) (b)
............... 430,535 5,700,283
Blue Ridge Bankshares, Inc. ............. 1,533,959 6,442,628
Bridgewater Bancshares, Inc.
(b)
........... 518,498 9,177,415
Burke & Herbert Financial Services Corp. .... 325,899 20,300,249
Business First Bancshares, Inc. ........... 729,336 19,721,245
BV Financial, Inc.
(a) (b)
.................. 170,662 3,266,471
Byline Bancorp, Inc. ................... 771,796 24,365,600
C&F Financial Corp. ................... 68,844 5,021,481
California Bancorp .................... 531,363 9,415,752
Camden National Corp. ................ 405,551 19,243,395
Capital Bancorp, Inc. .................. 291,299 8,663,232
Capital City Bank Group, Inc. ............. 344,200 14,958,932
Capitol Federal Financial, Inc. ............ 2,901,934 20,690,789
Carter Bankshares, Inc.
(a) (b)
.............. 553,843 12,915,619
Cathay General Bancorp ................ 1,606,796 80,114,849
CB Financial Services, Inc. .............. 88,837 3,036,449
Central Pacific Financial Corp. ............ 580,182 18,542,617
CF Bankshares, Inc. ................... 108,913 3,039,762
Chain Bridge Bancorp, Inc. , Class A
(a) (b)
...... 47,046 1,641,905
Chemung Financial Corp. ............... 91,997 4,951,279
ChoiceOne Financial Services, Inc. ......... 347,745 9,778,589
Citizens & Northern Corp. ............... 392,969 8,778,927
Citizens Community Bancorp, Inc. ......... 193,383 3,828,983
Citizens Financial Services, Inc. ........... 116,480 7,122,752
City Holding Co. ..................... 327,534 39,146,864
Civista Bancshares, Inc. ................ 475,930 10,846,445
CNB Financial Corp. ................... 704,319 20,397,078
Coastal Financial Corp.
(a) (b)
.............. 311,464 23,702,410
CoastalSouth Bancshares, Inc.
(a)
.......... 165,833 4,077,833
Colony Bankcorp, Inc. ................. 459,594 9,178,092
Columbia Financial, Inc.
(a) (b)
.............. 652,311 11,421,966
Commercial Bancgroup, Inc.
(a)
............ 144,794 3,767,540
Community Financial System, Inc. ......... 1,267,489 74,338,230
Community Trust Bancorp, Inc. ........... 391,685 23,783,113
Community West Bancshares ............ 417,065 9,717,615
ConnectOne Bancorp, Inc. .............. 1,163,867 31,156,720
Customers Bancorp, Inc.
(a) (b)
............. 789,046 54,767,683
CVB Financial Corp. ................... 3,150,150 61,081,408
Dime Community Bancshares, Inc. ......... 978,234 33,083,874
Eagle Bancorp Montana, Inc. ............. 147,123 3,027,791
Eagle Bancorp, Inc.
(a)
.................. 681,911 16,959,127
Eagle Financial Services, Inc. ............ 89,422 3,127,982

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Eastern Bankshares, Inc. ............... 5,280,725 $ 103,290,981
ECB Bancorp, Inc.
(a) (b)
.................. 102,604 1,716,565
Enterprise Financial Services Corp. ........ 899,218 48,656,686
Equity Bancshares, Inc. , Class A .......... 387,688 17,217,224
Esquire Financial Holdings, Inc.
(a)
.......... 175,201 18,834,108
Farmers & Merchants Bancorp, Inc. ........ 340,308 8,735,706
Farmers National Banc Corp. ............. 1,361,109 17,912,194
FB Bancorp, Inc.
(a) (b)
................... 368,761 5,066,776
FB Financial Corp. .................... 1,052,023 54,642,075
Fidelity D&D Bancorp, Inc. ............... 122,836 5,316,342
Financial Institutions, Inc. ............... 476,153 15,098,812
Finward Bancorp
(a)
.................... 63,802 2,316,013
Finwise Bancorp
(a) (b)
................... 197,565 3,133,381
First Bancorp ....................... 984,651 55,485,084
First BanCorp ....................... 3,840,963 82,042,970
First Bancorp, Inc. (The) ................ 287,442 8,056,999
First Bank .......................... 548,434 8,774,944
First Busey Corp. ..................... 2,058,844 52,026,988
First Business Financial Services, Inc. ....... 202,510 10,921,364
First Capital, Inc. ..................... 73,423 3,643,983
First Commonwealth Financial Corp. ........ 2,491,312 43,797,265
First Community Bankshares, Inc. ......... 389,943 16,190,433
First Community Corp. ................. 147,478 4,310,782
First Financial Bancorp ................. 2,503,000 69,783,640
First Financial Bankshares, Inc. ........... 3,252,500 95,786,125
First Financial Corp. ................... 289,333 18,285,846
First Foundation, Inc.
(b)
................. 1,560,087 9,204,513
First Internet Bancorp .................. 191,472 3,902,199
First Interstate BancSystem, Inc. , Class A .... 2,146,489 71,692,733
First Merchants Corp. .................. 1,528,394 59,194,700
First Mid Bancshares, Inc. ............... 538,341 22,174,266
First National Corp. ................... 152,094 4,094,370
First United Corp. .................... 140,420 5,144,989
First Western Financial, Inc.
(a) (b)
........... 206,364 5,072,427
Firstsun Capital Bancorp
(a) (b)
.............. 313,084 11,415,043
Five Star Bancorp .................... 395,136 14,904,530
Flagstar Bank NA
(a)
................... 7,361,377 96,949,335
Flushing Financial Corp. ................ 774,298 11,893,217
Franklin Financial Services Corp. .......... 100,324 5,124,550
FS Bancorp, Inc. ..................... 180,406 6,961,868
Fulton Financial Corp. .................. 4,388,230 89,256,598
FVCBankcorp, Inc. .................... 385,732 5,859,269
GBank Financial Holdings, Inc.
(a) (b)
......... 219,633 5,877,379
German American Bancorp, Inc. ........... 863,877 36,101,420
Glacier Bancorp, Inc. .................. 3,109,079 138,882,559
Great Southern Bancorp, Inc. ............. 204,724 12,924,226
Greene County Bancorp, Inc. ............. 178,846 4,007,939
Hancock Whitney Corp. ................ 2,055,758 130,725,651
Hanmi Financial Corp. ................. 733,279 19,329,234
Hanover Bancorp, Inc.
(a)
................ 87,477 1,888,628
Hawthorn Bancshares, Inc. .............. 108,564 3,657,521
HBT Financial, Inc. .................... 317,790 8,491,349
Heritage Commerce Corp. ............... 1,474,084 18,396,568
Heritage Financial Corp. ................ 838,550 21,802,300
Hilltop Holdings, Inc. ................... 1,075,492 38,524,123
Hingham Institution for Savings (The)
(a)
...... 40,529 11,584,809
Home Bancorp, Inc. ................... 172,165 10,429,756
Home BancShares, Inc. ................ 4,585,352 123,483,529
HomeTrust Bancshares, Inc. ............. 393,395 16,778,297
Hope Bancorp, Inc. ................... 3,004,686 33,562,343
Horizon Bancorp, Inc. .................. 1,163,656 19,281,780
Independent Bank Corp. ................ 1,708,575 107,533,221
International Bancshares Corp. ........... 1,333,342 89,720,583
Investar Holding Corp. ................. 285,244 7,778,604
John Marshall Bancorp, Inc. ............. 301,776 6,120,017
Security
Shares
Shares Value
Banks (continued)
Kearny Financial Corp. ................. 1,354,102 $ 10,223,470
Lakeland Financial Corp. ................ 596,985 34,254,999
Landmark Bancorp, Inc. ................ 89,421 2,217,641
LCNB Corp. ........................ 319,155 4,975,626
LINKBANCORP, Inc. .................. 462,765 3,859,460
Live Oak Bancshares, Inc. ............... 869,498 28,754,299
MainStreet Bancshares, Inc. ............. 144,999 3,218,978
Mechanics Bancorp ................... 1,173,261 17,305,600
Mercantile Bank Corp. ................. 396,558 20,026,179
Meridian Corp. ...................... 226,066 4,286,211
Metrocity Bankshares, Inc. .............. 508,334 14,573,936
Metropolitan Bank Holding Corp. .......... 220,924 18,400,760
Mid Penn Bancorp, Inc. ................. 475,913 15,305,362
Midland States Bancorp, Inc. ............. 491,889 10,974,044
MVB Financial Corp. .................. 291,406 7,235,611
National Bank Holdings Corp. , Class A ...... 927,958 36,338,835
National Bankshares, Inc. ............... 151,722 5,524,198
NB Bancorp, Inc. ..................... 953,004 20,079,794
NBT Bancorp, Inc. .................... 1,251,661 53,295,725
Nicolet Bankshares, Inc. ................ 447,986 66,579,679
Northeast Bank
(a)
..................... 181,226 20,364,366
Northeast Community Bancorp, Inc. ........ 327,839 7,802,568
Northfield Bancorp, Inc. ................ 895,022 12,118,598
Northpointe Bancshares, Inc. ............. 480,965 8,301,456
Northrim Bancorp, Inc. ................. 529,118 12,106,220
Northwest Bancshares, Inc. .............. 3,520,282 44,672,379
Norwood Financial Corp. ................ 241,461 7,103,783
Oak Valley Bancorp ................... 168,078 5,450,770
OceanFirst Financial Corp. .............. 1,377,460 24,849,378
OFG Bancorp ....................... 1,060,690 42,915,517
Ohio Valley Banc Corp. ................. 85,372 3,744,416
Old National Bancorp .................. 8,495,243 187,744,870
Old Second Bancorp, Inc. ............... 1,228,047 24,757,428
OP Bancorp ........................ 282,840 3,761,772
Orange County Bancorp, Inc. ............. 303,425 9,703,532
Origin Bancorp, Inc. ................... 729,869 30,260,369
Orrstown Financial Services, Inc. .......... 454,157 16,385,985
Park National Corp. ................... 360,609 58,941,541
Parke Bancorp, Inc. ................... 276,919 7,864,500
Pathward Financial, Inc.
(a)
............... 541,095 48,281,907
Patriot National Bancorp, Inc.
(a) (b)
.......... 1,667,927 2,151,626
PCB Bancorp ....................... 302,660 6,806,823
Peapack-Gladstone Financial Corp. ........ 389,615 13,718,344
Peoples Bancorp of North Carolina, Inc. ..... 116,381 4,557,480
Peoples Bancorp, Inc. ................. 858,440 28,216,923
Peoples Financial Services Corp. .......... 227,513 12,133,268
Pioneer Bancorp, Inc.
(a) (b)
................ 275,250 3,831,480
Plumas Bancorp ..................... 148,898 7,269,200
Ponce Financial Group, Inc.
(a) (b)
........... 472,629 7,897,631
Preferred Bank ...................... 185,051 16,782,275
Primis Financial Corp. .................. 544,568 7,231,863
Princeton Bancorp, Inc. ................. 137,096 4,629,732
Provident Financial Services, Inc. .......... 2,976,427 62,981,195
QCR Holdings, Inc.
(a)
.................. 399,663 34,151,203
RBB Bancorp ....................... 427,302 9,131,444
Red River Bancshares, Inc. .............. 118,207 10,690,641
Renasant Corp. ...................... 2,252,142 81,369,890
Republic Bancorp, Inc. , Class A ........... 207,744 14,656,339
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 68,925 1,062,824
Richmond Mutual Bancorp, Inc. ........... 133,771 1,815,272
Riverview Bancorp, Inc. ................ 353,025 1,941,638
S&T Bancorp, Inc. .................... 914,409 38,249,728
SB Financial Group, Inc. ................ 115,162 2,418,402
Seacoast Banking Corp. of Florida ......... 2,300,389 69,678,783
ServisFirst Bancshares, Inc. ............. 1,252,807 91,241,934

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Shore Bancshares, Inc. ................. 766,504 $ 14,318,295
Sierra Bancorp ...................... 325,215 11,031,293
Simmons First National Corp. , Class A ...... 3,410,756 66,339,204
SmartFinancial, Inc. ................... 362,393 14,162,318
Sound Financial Bancorp, Inc. ............ 32,937 1,439,676
South Plains Financial, Inc. .............. 310,478 13,009,028
Southern First Bancshares, Inc.
(a) (b)
......... 193,443 10,542,644
Southern Missouri Bancorp, Inc. ........... 241,652 15,451,229
Southside Bancshares, Inc. .............. 700,599 21,781,623
SR Bancorp, Inc.
(a)
.................... 151,577 2,558,620
Stellar Bancorp, Inc. ................... 1,125,210 41,193,938
Sterling Bancorp, Inc.
(a) (b) (d)
............... 580,763 6
Stock Yards Bancorp, Inc. ............... 636,617 42,201,341
Texas Capital Bancshares, Inc.
(b)
.......... 1,080,076 102,477,611
Third Coast Bancshares, Inc.
(a) (b)
........... 321,222 12,151,828
Timberland Bancorp, Inc. ............... 196,203 7,736,284
Tompkins Financial Corp. ............... 332,555 26,218,636
Towne Bank ........................ 2,008,605 67,629,730
TriCo Bancshares .................... 751,130 35,708,720
Triumph Financial, Inc.
(a) (b)
............... 550,669 32,852,913
TrustCo Bank Corp. ................... 443,279 19,406,755
Trustmark Corp. ..................... 1,351,282 56,943,023
UMB Financial Corp. .................. 1,765,375 199,116,646
Union Bankshares, Inc. ................. 58,838 1,430,940
United Bankshares, Inc. ................ 3,404,744 141,024,496
United Community Banks, Inc. ............ 2,941,581 92,630,386
United Security Bancshares .............. 197,886 2,079,782
Unity Bancorp, Inc. .................... 183,767 9,524,644
Univest Financial Corp. ................. 702,989 24,084,403
USCB Financial Holdings, Inc. , Class A ...... 257,925 4,781,930
Valley National Bancorp ................ 11,849,208 145,508,274
Virginia National Bankshares Corp. ......... 117,751 4,498,088
WaFd, Inc. ......................... 1,872,645 58,801,053
Washington Trust Bancorp, Inc. ........... 447,959 14,988,708
WesBanco, Inc. ...................... 2,311,108 79,710,115
West Bancorp, Inc. .................... 392,856 9,346,044
Westamerica Bancorp ................. 572,740 29,868,391
Western New England Bancorp, Inc. ........ 395,976 5,119,970
WSFS Financial Corp. ................. 1,311,866 85,874,748
6,961,301,905
Beverages — 0.1%
MGP Ingredients, Inc. .................. 339,925 6,251,221
National Beverage Corp.
(b)
............... 579,720 19,507,578
Vita Coco Co., Inc. (The)
(a) (b)
............. 1,155,497 55,359,861
Zevia PBC , Class A
(a) (b)
................. 1,281,292 1,499,112
82,617,772
Biotechnology — 9.3%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 1,061,652 9,883,980
Abeona Therapeutics, Inc.
(a) (b)
............ 1,141,604 5,114,386
Absci Corp.
(a) (b)
...................... 3,299,915 9,899,745
ACADIA Pharmaceuticals, Inc.
(b)
........... 3,058,965 68,092,561
Actuate Therapeutics, Inc.
(a) (b)
............. 184,835 506,448
ADC Therapeutics SA
(a) (b)
............... 2,438,633 9,144,874
ADMA Biologics, Inc.
(b)
................. 5,619,895 50,635,254
Agios Pharmaceuticals, Inc.
(a) (b)
........... 1,368,495 46,296,186
Akebia Therapeutics, Inc.
(a) (b)
............. 6,194,361 8,610,162
Aktis Oncology, Inc.
(a) (b)
................. 465,689 8,331,176
Aldeyra Therapeutics, Inc.
(a) (b)
............. 1,363,312 2,303,997
Alector, Inc.
(a) (b)
...................... 2,154,274 4,631,689
Alkermes plc
(a) (b)
...................... 3,933,419 139,085,696
Allogene Therapeutics, Inc.
(a) (b)
............ 3,803,884 9,281,477
Altimmune, Inc.
(a) (b)
.................... 3,117,650 9,602,362
Amicus Therapeutics, Inc.
(b)
.............. 7,218,400 104,378,064
Security
Shares
Shares Value
Biotechnology (continued)
AnaptysBio, Inc.
(b)
.................... 443,306 $ 24,585,751
Anavex Life Sciences Corp.
(a) (b)
........... 2,119,624 6,507,246
Anika Therapeutics, Inc.
(b)
............... 303,216 4,396,632
Annexon, Inc.
(a) (b)
..................... 3,174,552 17,587,018
Apogee Therapeutics, Inc.
(a) (b)
............ 1,046,429 88,077,929
Arbutus Biopharma Corp.
(a) (b)
............. 3,695,291 16,628,809
Arcellx, Inc.
(b)
....................... 936,941 107,579,566
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 657,631 5,076,911
Arcus Biosciences, Inc.
(a) (b)
.............. 2,031,141 43,872,646
Arcutis Biotherapeutics, Inc.
(a) (b)
........... 2,670,493 62,916,815
Ardelyx, Inc.
(b)
....................... 5,809,882 34,801,193
ArriVent Biopharma, Inc.
(a) (b)
.............. 768,803 17,736,285
Arrowhead Pharmaceuticals, Inc.
(a) (b)
........ 3,278,050 205,533,735
ARS Pharmaceuticals, Inc.
(a) (b)
............ 1,438,126 11,548,152
Atrium Therapeutics, Inc.
(a) (b)
............. 296,141 3,959,405
aTyr Pharma, Inc.
(a) (b)
.................. 2,143,491 1,671,923
Aura Biosciences, Inc.
(a) (b)
............... 1,068,813 7,150,359
Aurinia Pharmaceuticals, Inc.
(a) (b)
.......... 2,901,115 42,994,524
Avita Medical, Inc.
(a) (b)
.................. 330,105 1,221,388
Beam Therapeutics, Inc.
(a) (b)
.............. 2,319,569 55,275,329
Benitec Biopharma, Inc.
(a) (b)
.............. 445,579 4,745,416
Bicara Therapeutics, Inc.
(a) (b)
............. 773,833 15,391,538
BioCryst Pharmaceuticals, Inc.
(a) (b)
......... 5,505,221 52,409,704
Biohaven Ltd.
(a) (b)
..................... 2,832,303 23,961,283
Bridgebio Pharma, Inc.
(a) (b)
............... 3,846,000 285,603,960
Bright Minds Biosciences, Inc.
(a) (b)
.......... 167,141 12,196,279
Candel Therapeutics, Inc.
(a) (b)
............. 1,106,475 5,421,727
Capricor Therapeutics, Inc.
(a) (b)
............ 1,054,817 32,066,437
Cardiff Oncology, Inc.
(a) (b)
................ 1,523,443 2,467,978
CareDx, Inc.
(a) (b)
...................... 1,228,094 21,319,712
Cartesian Therapeutics, Inc.
(a) (b)
........... 244,350 1,502,752
Catalyst Pharmaceuticals, Inc.
(b)
........... 2,813,053 69,651,192
Celcuity, Inc.
(a) (b)
...................... 849,599 96,973,230
Celldex Therapeutics, Inc.
(a) (b)
............. 1,588,482 50,386,649
CG oncology, Inc.
(a) (b)
.................. 1,432,003 96,917,963
Cogent Biosciences, Inc.
(a) (b)
............. 3,466,969 133,443,637
Coherus Oncology, Inc.
(a) (b)
.............. 2,474,599 4,182,072
Compass Therapeutics, Inc.
(a) (b)
........... 3,137,131 16,595,423
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 1,555,232 22,753,044
CRISPR Therapeutics AG
(a) (b)
............. 2,211,610 105,206,288
Cullinan Therapeutics, Inc.
(a) (b)
............ 1,304,914 18,542,828
Cytokinetics, Inc.
(a) (b)
................... 2,900,093 191,145,130
Day One Biopharmaceuticals, Inc.
(b)
........ 1,897,817 40,689,196
Denali Therapeutics, Inc.
(a) (b)
............. 3,443,272 66,110,822
Design Therapeutics, Inc.
(a) (b)
............. 581,162 6,183,564
DiaMedica Therapeutics, Inc.
(a) (b)
.......... 824,117 5,579,272
Dianthus Therapeutics, Inc.
(a) (b)
............ 867,770 72,823,258
Disc Medicine, Inc.
(a) (b)
................. 663,983 42,455,073
Dyne Therapeutics, Inc.
(a) (b)
.............. 3,226,714 58,500,325
Editas Medicine, Inc.
(a) (b)
................ 2,358,716 5,826,029
Eledon Pharmaceuticals, Inc.
(a) (b)
.......... 1,773,060 5,461,025
Emergent BioSolutions, Inc.
(a) (b)
........... 1,271,652 10,554,712
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 671,123 8,476,283
Entrada Therapeutics, Inc.
(a) (b)
............ 698,067 8,809,606
Erasca, Inc.
(b)
....................... 4,596,936 74,378,424
Evommune, Inc.
(a) (b)
................... 239,685 5,510,358
Fate Therapeutics, Inc.
(a) (b)
............... 2,645,598 3,174,718
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 617,280 3,796,272
Foghorn Therapeutics, Inc.
(a) (b)
............ 783,690 3,746,038
Geron Corp.
(a) (b)
...................... 13,222,327 19,701,267
Gossamer Bio, Inc.
(a) (b)
................. 4,802,310 1,577,559
GRAIL, Inc.
(a) (b)
...................... 852,927 44,079,267
Greenwich Lifesciences, Inc.
(a) (b)
........... 158,054 3,796,457
Gyre Therapeutics, Inc.
(a) (b)
.............. 281,205 1,959,999
Heron Therapeutics, Inc.
(a) (b)
.............. 3,838,007 3,070,789

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Humacyte, Inc.
(a) (b)
.................... 3,821,560 $ 2,318,540
Ideaya Biosciences, Inc.
(a) (b)
.............. 2,045,275 68,148,563
ImmunityBio, Inc.
(a) (b)
................... 7,156,286 54,888,714
Immunome, Inc.
(a) (b)
................... 2,469,774 54,013,957
Immunovant, Inc.
(a) (b)
................... 1,965,257 48,816,984
Inhibikase Therapeutics, Inc.
(a) (b)
........... 2,417,334 4,061,121
Inhibrx Biosciences, Inc.
(a) (b)
.............. 222,675 14,970,440
Inmune Bio, Inc.
(a) (b)
................... 414,546 468,437
Intellia Therapeutics, Inc.
(a) (b)
............. 2,688,995 34,472,916
Iovance Biotherapeutics, Inc.
(a) (b)
........... 8,162,466 28,650,256
Ironwood Pharmaceuticals, Inc. , Class A
(a) (b)
... 3,925,179 13,777,378
Jade Biosciences, Inc.
(a)
................ 792,604 11,136,086
Janux Therapeutics, Inc.
(a) (b)
.............. 1,044,032 14,512,045
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 934,999 18,821,530
Keros Therapeutics, Inc.
(a) (b)
.............. 711,098 7,850,522
Kodiak Sciences, Inc.
(a) (b)
................ 914,267 34,851,858
Korro Bio, Inc.
(a) (b)
..................... 159,603 1,806,706
Krystal Biotech, Inc.
(a) (b)
................. 600,771 155,191,165
Kura Oncology, Inc.
(a) (b)
................. 1,951,705 15,867,362
Kymera Therapeutics, Inc.
(a) (b)
............ 1,389,255 115,711,049
Larimar Therapeutics, Inc.
(a) (b)
............. 1,166,057 5,247,256
Lexeo Therapeutics, Inc.
(a) (b)
.............. 1,618,821 9,292,033
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 414,604 217,032,756
MannKind Corp.
(a) (b)
................... 7,402,204 18,135,400
MapLight Therapeutics, Inc.
(a) (b)
........... 459,081 9,333,117
MeiraGTx Holdings plc
(a) (b)
............... 1,116,113 9,665,539
MiMedx Group, Inc.
(a) (b)
................. 2,917,783 11,525,243
Mineralys Therapeutics, Inc.
(a) (b)
........... 1,159,440 31,409,230
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 1,020,162 94,242,566
Monopar Therapeutics, Inc.
(a) (b)
............ 108,478 5,943,510
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 1,460,940 24,032,463
Myriad Genetics, Inc.
(b)
................. 2,237,159 10,067,215
Neurogene, Inc.
(a) (b)
................... 268,252 5,407,960
Nkarta, Inc.
(a) (b)
...................... 1,097,606 2,315,949
Novavax, Inc.
(a) (b)
..................... 3,645,484 29,674,240
Nurix Therapeutics, Inc.
(a) (b)
.............. 2,457,569 38,092,319
Nuvalent, Inc. , Class A
(a) (b)
............... 1,213,318 124,304,429
Nuvectis Pharma, Inc.
(a) (b)
............... 355,420 2,747,397
Olema Pharmaceuticals, Inc.
(a) (b)
........... 1,686,401 25,144,239
Organogenesis Holdings, Inc. , Class A
(b)
..... 1,684,532 3,992,341
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 1,608,872 20,384,408
Oruka Therapeutics, Inc.
(a) (b)
.............. 936,513 45,935,963
Palvella Therapeutics, Inc.
(a) (b)
............ 187,929 23,425,350
PDL BioPharma, Inc.
(b) (d)
................ 11,853 —
Perspective Therapeutics, Inc.
(a) (b)
.......... 1,491,316 6,218,788
Praxis Precision Medicines, Inc.
(a) (b)
......... 625,476 201,522,112
Precigen, Inc.
(a) (b)
..................... 4,398,448 17,021,994
Prime Medicine, Inc.
(a) (b)
................ 2,514,046 8,748,880
Protagonist Therapeutics, Inc.
(a) (b)
.......... 1,410,790 148,697,266
Protalix BioTherapeutics, Inc.
(a) (b)
.......... 1,665,857 3,614,910
Protara Therapeutics, Inc.
(a) (b)
............. 1,212,259 6,315,869
Prothena Corp. plc
(a) (b)
.................. 1,084,613 10,542,438
PTC Therapeutics, Inc.
(a) (b)
............... 1,907,030 129,925,954
Puma Biotechnology, Inc.
(a) (b)
............. 1,077,312 6,884,024
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 11,071,979 33,990,976
REGENXBIO, Inc.
(a) (b)
.................. 1,147,405 9,615,254
Relay Therapeutics, Inc.
(a) (b)
.............. 3,420,559 34,034,562
Replimune Group, Inc.
(a) (b)
............... 1,718,240 13,144,536
Rezolute, Inc.
(a) (b)
..................... 1,780,036 5,429,110
Rhythm Pharmaceuticals, Inc.
(a) (b)
.......... 1,281,916 111,488,235
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 435,331 11,771,350
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 2,055,363 7,358,200
Sana Biotechnology, Inc.
(a) (b)
............. 4,081,946 11,756,004
Savara, Inc.
(a) (b)
...................... 3,545,848 19,360,330
Scholar Rock Holding Corp.
(a) (b)
........... 2,112,871 103,868,738
Security
Shares
Shares Value
Biotechnology (continued)
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 4,146,644 $ 17,540,304
Sionna Therapeutics, Inc.
(a) (b)
............. 396,626 15,900,736
Soleno Therapeutics, Inc.
(a) (b)
............. 1,219,056 40,813,995
Solid Biosciences, Inc.
(a) (b)
............... 1,426,087 10,267,826
Spyre Therapeutics, Inc.
(a) (b)
.............. 1,671,884 84,329,829
Stoke Therapeutics, Inc.
(a) (b)
.............. 1,185,803 38,609,746
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 2,083,543 48,671,564
Tango Therapeutics, Inc.
(a) (b)
.............. 2,691,598 56,308,230
Taysha Gene Therapies, Inc.
(a) (b)
........... 5,367,148 23,991,152
Tectonic Therapeutic, Inc.
(a) (b)
............. 268,110 8,287,280
Tevogen Bio Holdings, Inc.
(a) (b)
............ 10,209 46,145
TG Therapeutics, Inc.
(a) (b)
................ 3,518,711 116,891,579
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 327,153 4,498,354
Travere Therapeutics, Inc.
(a) (b)
............ 2,001,002 59,449,769
TriSalus Life Sciences, Inc.
(a) (b)
............ 641,084 2,564,336
TuHURA Biosciences, Inc.
(a) (b)
............ 955,364 1,710,102
Twist Bioscience Corp.
(a) (b)
............... 1,471,851 69,942,360
Tyra Biosciences, Inc.
(a) (b)
............... 631,432 24,183,846
Upstream Bio, Inc.
(a) (b)
.................. 800,833 7,207,497
UroGen Pharma Ltd.
(a) (b)
................ 969,595 17,433,318
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 1,357,067 9,377,333
Vaxcyte, Inc.
(a) (b)
...................... 3,010,856 174,960,842
Vera Therapeutics, Inc. , Class A
(a) (b)
......... 1,496,388 60,199,689
Veracyte, Inc.
(a) (b)
..................... 1,903,179 61,301,396
Verastem, Inc.
(a) (b)
..................... 1,599,362 8,476,619
Vericel Corp.
(a) (b)
...................... 1,222,454 39,326,345
Vir Biotechnology, Inc.
(a) (b)
............... 2,258,888 20,239,636
Viridian Therapeutics, Inc.
(a) (b)
............. 1,973,425 38,600,193
Voyager Therapeutics, Inc.
(a) (b)
............ 1,163,301 4,490,342
Xencor, Inc.
(a) (b)
...................... 1,708,086 20,599,517
Xenon Pharmaceuticals, Inc.
(a) (b)
........... 2,092,592 121,684,225
XOMA Royalty Corp.
(a) (b)
................ 224,809 7,052,258
Zenas Biopharma, Inc.
(a) (b)
............... 564,917 11,044,127
Zymeworks, Inc.
(a) (b)
................... 1,208,353 30,257,159
6,629,317,959
Broadline Retail — 0.1%
Groupon, Inc.
(a) (b)
..................... 619,629 7,373,585
Kohl's Corp. ........................ 2,653,862 34,234,820
Savers Value Village, Inc.
(a) (b)
............. 914,443 6,803,456
48,411,861
Building Products — 1.5%
American Woodmark Corp.
(b)
............. 349,451 13,918,633
Apogee Enterprises, Inc. ................ 515,955 17,305,131
AZZ, Inc. .......................... 720,961 90,213,850
CSW Industrials, Inc.
(a)
................. 387,635 101,009,928
Gibraltar Industries, Inc.
(a) (b)
.............. 723,584 28,849,294
Griffon Corp. ........................ 931,311 67,687,684
Insteel Industries, Inc. .................. 444,643 14,944,451
Janus International Group, Inc.
(a) (b)
......... 3,290,961 16,948,449
JELD-WEN Holding, Inc.
(b)
............... 2,134,105 2,646,290
Masterbrand, Inc.
(a) (b)
.................. 3,078,180 25,579,676
Modine Manufacturing Co.
(a) (b)
............ 1,270,541 275,338,940
Quanex Building Products Corp. ........... 1,115,530 20,046,074
Resideo Technologies, Inc.
(a) (b)
............ 3,133,784 105,639,859
Tecnoglass, Inc. ...................... 661,324 29,461,984
UFP Industries, Inc. ................... 1,412,068 130,079,704
Zurn Elkay Water Solutions Corp. .......... 3,637,933 163,124,916
1,102,794,863
Capital Markets — 1.7%
Acadian Asset Management, Inc. .......... 657,717 35,792,959
AlTi Global, Inc. , Class A
(a) (b)
............. 1,016,083 3,678,220
Artisan Partners Asset Management, Inc. , Class
A ............................. 1,552,170 56,483,466

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Bakkt, Inc. , Class A
(a) (b)
................. 410,275 $ 3,019,624
BGC Group, Inc. , Class A ............... 8,840,801 86,463,034
Cohen & Steers, Inc. .................. 678,944 42,467,947
Diamond Hill Investment Group, Inc. ........ 62,145 10,695,155
DigitalBridge Group, Inc. , Class A .......... 4,304,745 66,379,168
Donnelley Financial Solutions, Inc.
(a) (b)
....... 622,495 29,344,414
GCM Grosvenor, Inc. , Class A ............ 1,459,756 14,305,609
Innventure, Inc.
(a) (b)
.................... 1,209,374 4,728,652
Marex Group plc ..................... 1,343,101 59,875,443
MarketWise, Inc. , Class A ............... 53,170 995,342
Miami International Holdings, Inc.
(a) (b)
........ 599,700 23,340,324
Moelis & Co. , Class A .................. 1,470,957 83,844,549
Open Lending Corp.
(a) (b)
................. 2,586,514 3,233,143
Patria Investments Ltd. , Class A ........... 1,619,439 20,404,931
Perella Weinberg Partners , Class C ........ 1,582,951 28,746,390
Piper Sandler Cos.
(a)
................... 1,693,402 129,629,923
PJT Partners, Inc. , Class A
(a)
............. 563,165 78,685,414
Ridgepost Capital, Inc. , Class A ........... 1,419,777 10,307,581
Siebert Financial Corp.
(a) (b)
............... 300,226 576,434
Silvercrest Asset Management Group, Inc. , Class
A ............................. 242,518 3,259,442
StepStone Group, Inc. , Class A ........... 1,693,080 80,793,778
StoneX Group, Inc.
(a) (b)
................. 1,786,835 144,108,243
Value Line, Inc. ...................... 20,506 723,657
Victory Capital Holdings, Inc. , Class A ....... 1,096,716 71,812,964
Virtus Investment Partners, Inc. ........... 162,189 21,790,092
Wealthfront Corp.
(a) (b)
.................. 805,585 7,451,661
Webull Corp.
(a) (b)
..................... 6,751,229 32,405,899
Westwood Holdings Group, Inc. ........... 129,707 2,136,274
WisdomTree, Inc. ..................... 3,014,377 43,889,329
1,201,369,061
Chemicals — 1.6%
AdvanSix, Inc. ....................... 653,420 15,943,448
American Vanguard Corp.
(b)
.............. 612,689 1,525,596
Arq, Inc.
(a) (b)
......................... 797,623 2,041,915
Ascent Industries Co.
(a) (b)
................ 167,806 2,233,498
ASP Isotopes, Inc.
(a) (b)
.................. 2,729,821 12,065,809
Aspen Aerogels, Inc.
(a) (b)
................ 1,634,279 5,589,234
Avient Corp. ........................ 2,229,539 80,932,266
Balchem Corp. ...................... 790,634 133,996,650
Cabot Corp. ........................ 1,274,018 95,946,296
Chemours Co. (The) ................... 3,655,712 80,535,335
Core Molding Technologies, Inc.
(a) (b)
......... 199,697 4,473,213
Ecovyst, Inc.
(b)
....................... 2,776,451 35,705,160
Flotek Industries, Inc.
(a) (b)
................ 348,122 5,907,630
Hawkins, Inc.
(a)
...................... 473,124 72,671,846
HB Fuller Co. ....................... 1,324,177 81,675,237
Ingevity Corp.
(a) (b)
..................... 872,491 62,147,534
Innospec, Inc. ....................... 594,677 43,423,314
Intrepid Potash, Inc.
(a) (b)
................. 264,148 11,297,610
Koppers Holdings, Inc. ................. 452,793 17,514,033
Kronos Worldwide, Inc. ................. 541,232 3,555,894
LSB Industries, Inc.
(b)
.................. 1,313,283 19,567,917
Mativ Holdings, Inc. ................... 1,302,327 11,330,245
Minerals Technologies, Inc. .............. 762,327 54,064,231
Orion SA
(a)
......................... 1,345,616 8,746,504
Perimeter Solutions, Inc.
(a) (b)
.............. 3,374,922 82,415,595
PureCycle Technologies, Inc.
(a) (b)
........... 3,131,741 16,253,736
Quaker Chemical Corp. ................ 333,373 41,414,928
Rayonier Advanced Materials, Inc.
(a) (b)
....... 1,569,645 17,375,970
Sensient Technologies Corp. ............. 1,023,721 88,490,443
Solesence, Inc.
(a) (b)
.................... 332,045 314,978
Stepan Co. ......................... 522,509 26,115,000
Trinseo plc ......................... 763,463 80,164
Security
Shares
Shares Value
Chemicals (continued)
Tronox Holdings plc ................... 2,918,362 $ 28,512,397
Valhi, Inc. .......................... 67,380 963,534
1,164,827,160
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. ................... 1,465,631 56,456,106
ACCO Brands Corp. ................... 2,208,159 6,624,477
ACV Auctions, Inc. , Class A
(b)
............. 4,073,595 17,272,043
BrightView Holdings, Inc.
(a) (b)
............. 1,749,570 20,627,430
Brink's Co. (The) ..................... 1,010,832 104,752,520
Casella Waste Systems, Inc. , Class A
(b)
...... 1,518,711 120,494,531
Cimpress plc
(a) (b)
..................... 416,997 30,440,781
CompX International, Inc. , Class A ......... 29,406 686,924
CoreCivic, Inc.
(b)
..................... 2,512,727 47,515,668
Deluxe Corp. ........................ 1,082,895 29,822,928
Ennis, Inc. ......................... 569,408 12,196,719
Enviri Corp.
(a) (b)
...................... 1,848,790 36,273,260
GEO Group, Inc. (The)
(a) (b)
............... 3,242,733 54,510,342
Healthcare Services Group, Inc.
(a) (b)
......... 1,714,490 31,803,789
HNI Corp. .......................... 1,697,845 56,691,045
Interface, Inc. ....................... 1,409,954 35,136,054
Liquidity Services, Inc.
(b)
................ 558,861 17,084,381
MillerKnoll, Inc. ...................... 1,669,888 24,146,580
Mobile Infrastructure Corp.
(a) (b)
............ 208,882 467,896
Montrose Environmental Group, Inc.
(a) (b)
...... 803,725 17,593,540
NL Industries, Inc. .................... 195,819 1,141,625
OPENLANE, Inc.
(a) (b)
................... 2,555,976 74,506,700
Perma-Fix Environmental Services, Inc.
(a) (b)
... 418,570 4,474,513
Pitney Bowes, Inc. .................... 2,535,246 28,014,468
Quad/Graphics, Inc. , Class A ............. 715,147 4,727,122
UniFirst Corp. ....................... 355,106 89,341,118
Vestis Corp.
(b)
....................... 2,245,337 17,648,349
Virco Mfg. Corp.
(a)
.................... 267,380 1,636,366
942,087,275
Communications Equipment — 1.2%
(b)
ADTRAN Holdings, Inc.
(a)
............... 1,821,244 22,911,249
Applied Optoelectronics, Inc.
(a)
............ 1,601,938 135,507,935
Aviat Networks, Inc.
(a)
.................. 282,360 6,384,160
BK Technologies Corp.
(a)
................ 71,417 5,329,851
Calix, Inc.
(a)
......................... 1,465,315 71,785,782
Clearfield, Inc.
(a)
...................... 279,589 7,400,721
Digi International, Inc.
(a)
................. 897,863 43,276,997
Extreme Networks, Inc.
(a)
................ 3,243,739 48,915,584
Harmonic, Inc. ....................... 2,707,246 24,311,069
Inseego Corp.
(a)
...................... 315,336 3,506,536
NETGEAR, Inc. ...................... 667,440 14,576,890
NetScout Systems, Inc.
(a)
............... 1,736,834 55,213,953
Ribbon Communications, Inc.
(a)
........... 2,287,403 4,849,294
Viasat, Inc.
(a)
........................ 2,998,760 137,343,208
Viavi Solutions, Inc.
(a)
.................. 5,588,934 185,999,724
Vistance Networks, Inc. ................. 5,301,736 96,491,595
863,804,548
Construction & Engineering — 2.8%
Ameresco, Inc. , Class A
(a) (b)
.............. 784,015 19,992,382
Arcosa, Inc.
(a)
....................... 1,178,785 125,116,240
Argan, Inc. ......................... 325,519 177,293,923
Bowman Consulting Group Ltd.
(a) (b)
......... 346,149 9,844,478
Cardinal Infrastructure Group, Inc. , Class A
(a) (b)
. 242,866 9,630,851
Centuri Holdings, Inc.
(a) (b)
................ 2,128,120 62,162,385
Concrete Pumping Holdings, Inc.
(b)
......... 549,404 3,922,745
Construction Partners, Inc. , Class A
(a) (b)
...... 1,154,484 128,286,262
Dycom Industries, Inc.
(b)
................ 707,044 239,560,648
Fluor Corp.
(b)
........................ 3,906,039 182,216,719
Granite Construction, Inc.
(a)
.............. 1,061,426 127,243,749

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Great Lakes Dredge & Dock Corp.
(a) (b)
....... 1,598,031 $ 27,166,527
IES Holdings, Inc.
(a) (b)
.................. 219,353 104,515,124
Legence Corp. , Class A
(a) (b)
.............. 909,976 51,377,245
Limbach Holdings, Inc.
(a) (b)
............... 257,564 20,102,870
Matrix Service Co.
(b)
................... 646,591 7,422,865
MYR Group, Inc.
(b)
.................... 375,267 105,945,379
NWPX Infrastructure, Inc.
(b)
.............. 231,491 18,023,889
Orion Group Holdings, Inc.
(a) (b)
............ 922,007 10,049,876
Primoris Services Corp.
(a)
............... 1,313,222 187,843,275
Southland Holdings, Inc.
(a) (b)
.............. 191,745 249,269
Sterling Infrastructure, Inc.
(b)
............. 723,717 294,748,223
Tutor Perini Corp. .................... 1,082,594 83,565,431
1,996,280,355
Construction Materials — 0.2%
(a)
Knife River Corp.
(b)
.................... 1,386,501 113,207,807
Smith-Midland Corp.
(b)
................. 74,482 2,422,899
Titan America SA ..................... 595,423 8,919,437
United States Lime & Minerals, Inc. ......... 262,466 34,280,684
158,830,827
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a) (b)
............. 136,203 7,146,571
Bread Financial Holdings, Inc. ............ 571,941 42,832,662
Consumer Portfolio Services, Inc.
(a) (b)
........ 221,052 1,708,732
Dave, Inc. , Class A
(a) (b)
................. 252,547 43,965,907
Encore Capital Group, Inc.
(a) (b)
............ 534,125 37,452,845
Enova International, Inc.
(b)
............... 582,011 79,054,554
FirstCash Holdings, Inc. ................ 962,656 180,979,328
Green Dot Corp. , Class A
(b)
.............. 1,336,294 14,993,219
Jefferson Capital, Inc. .................. 517,753 9,956,390
LendingClub Corp.
(a) (b)
.................. 2,802,997 40,138,917
LendingTree, Inc.
(a) (b)
.................. 278,951 11,961,419
Medallion Financial Corp. ............... 459,652 3,934,621
Navient Corp. ....................... 1,707,519 13,967,506
Nelnet, Inc. , Class A ................... 312,798 40,338,430
NerdWallet, Inc. , Class A
(a) (b)
............. 995,559 10,333,902
Oportun Financial Corp.
(a) (b)
.............. 1,013,423 4,671,880
OppFi, Inc. , Class A ................... 660,567 5,092,972
PRA Group, Inc.
(a) (b)
................... 949,872 16,622,760
PROG Holdings, Inc. .................. 971,936 27,884,844
Regional Management Corp. ............. 231,262 7,458,200
Upstart Holdings, Inc.
(a) (b)
................ 2,102,062 53,917,890
Vroom, Inc.
(a) (b)
....................... 18,191 242,122
World Acceptance Corp.
(a) (b)
.............. 59,829 8,079,308
662,734,979
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) .................. 792,280 56,869,858
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 882,694 52,476,158
Grocery Outlet Holding Corp.
(a) (b)
........... 2,269,261 15,998,290
HF Foods Group, Inc.
(a) (b)
................ 937,943 1,735,195
Ingles Markets, Inc. , Class A ............. 351,948 31,636,606
Natural Grocers by Vitamin Cottage, Inc. ..... 308,095 7,964,256
PriceSmart, Inc. ...................... 621,993 93,609,947
United Natural Foods, Inc.
(a) (b)
............ 1,454,616 65,544,997
Village Super Market, Inc. , Class A ......... 219,582 9,272,948
Weis Markets, Inc. .................... 326,537 22,331,865
357,440,120
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............. 3,383,437 13,702,920
Greif, Inc. , Class A, NVS ................ 584,621 39,210,530
Greif, Inc. , Class B .................... 116,630 10,209,790
Myers Industries, Inc. .................. 903,522 19,136,596
O-I Glass, Inc.
(a) (b)
..................... 3,723,525 39,134,248
Security
Shares
Shares Value
Containers & Packaging (continued)
Ranpak Holdings Corp. , Class A
(a) (b)
........ 1,139,032 $ 4,066,344
TriMas Corp.
(a)
....................... 773,369 27,794,882
153,255,310
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 584,856 26,540,765
Gold.com, Inc. ....................... 461,550 18,498,924
Weyco Group, Inc. .................... 137,317 4,401,010
49,440,699
Diversified Consumer Services — 1.2%
American Public Education, Inc.
(a) (b)
......... 424,384 24,138,962
Carriage Services, Inc. ................. 337,999 15,433,034
Coursera, Inc.
(a) (b)
..................... 3,460,325 20,139,092
Covista, Inc.
(a) (b)
...................... 828,980 95,539,945
Driven Brands Holdings, Inc.
(a) (b)
........... 1,441,550 18,177,946
European Wax Center, Inc. , Class A
(b)
....... 698,250 4,035,885
Frontdoor, Inc.
(b)
...................... 1,762,208 93,150,315
Graham Holdings Co. , Class B ............ 78,190 82,667,159
KinderCare Learning Cos., Inc.
(a) (b)
......... 802,270 1,764,994
Laureate Education, Inc.
(a) (b)
.............. 3,088,952 107,619,088
Lincoln Educational Services Corp.
(a) (b)
....... 719,424 29,266,168
Matthews International Corp. , Class A ....... 722,893 18,665,097
McGraw Hill, Inc.
(a) (b)
................... 704,749 9,655,061
Mister Car Wash, Inc.
(a) (b)
................ 2,437,828 16,991,661
Nerdy, Inc.
(a) (b)
....................... 1,534,290 1,252,288
OneSpaWorld Holdings Ltd. .............. 2,427,700 55,715,715
Perdoceo Education Corp. ............... 1,573,532 58,551,126
Phoenix Education Partners, Inc.
(a)
......... 111,901 3,520,405
Strategic Education, Inc. ................ 561,534 46,584,861
Stride, Inc.
(a) (b)
....................... 1,015,480 89,534,872
Udemy, Inc.
(b)
....................... 2,306,183 10,654,565
Universal Technical Institute, Inc.
(a) (b)
........ 1,139,653 41,141,473
Zspace, Inc.
(b)
....................... 60,665 6,885
844,206,597
Diversified REITs — 0.5%
AH Realty Trust, Inc. .................. 1,983,535 10,909,442
Alpine Income Property Trust, Inc. ......... 299,249 5,386,482
American Assets Trust, Inc. .............. 1,312,309 24,159,609
Broadstone Net Lease, Inc. .............. 4,644,091 84,847,543
CTO Realty Growth, Inc. ................ 745,526 13,784,776
Essential Properties Realty Trust, Inc. ....... 4,811,622 146,080,844
Gladstone Commercial Corp. ............. 1,141,785 13,050,602
Global Net Lease, Inc. ................. 4,849,106 45,387,632
Modiv Industrial, Inc. , Class C ............ 199,566 2,857,785
NexPoint Diversified Real Estate Trust ...... 959,943 4,482,934
350,947,649
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a) (b)
...................... 271,935 10,385,198
ATN International, Inc. ................. 242,054 6,588,710
Bandwidth, Inc. , Class A
(b)
............... 692,752 12,344,841
Cogent Communications Holdings, Inc.
(a)
..... 1,176,385 22,163,093
Globalstar, Inc.
(a) (b)
.................... 1,216,035 80,769,045
IDT Corp. , Class B .................... 394,572 19,373,485
Liberty Latin America Ltd. , Class A
(a) (b)
....... 803,922 6,945,886
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 3,231,484 28,501,689
Lumen Technologies, Inc.
(a) (b)
............. 23,131,308 160,762,590
Shenandoah Telecommunications Co. ....... 1,218,256 18,785,507
Uniti Group, Inc.
(a)
.................... 4,068,168 38,159,416
404,779,460
Electric Utilities — 0.9%
Genie Energy Ltd. , Class B .............. 513,108 7,255,347
Hawaiian Electric Industries, Inc.
(a) (b)
........ 3,990,728 59,222,404
MGE Energy, Inc. ..................... 894,527 69,137,992

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Oklo, Inc. , Class A
(a) (b)
.................. 2,958,663 $ 146,720,098
Otter Tail Corp. ...................... 939,908 82,495,725
Portland General Electric Co. ............. 2,750,975 145,168,951
TXNM Energy, Inc. .................... 2,430,890 142,109,829
652,110,346
Electrical Equipment — 3.0%
Allient, Inc. ......................... 353,056 20,862,079
American Superconductor Corp.
(a) (b)
........ 1,116,558 37,795,488
Amprius Technologies, Inc.
(a) (b)
............ 2,791,918 47,071,738
Array Technologies, Inc.
(a) (b)
.............. 3,701,290 26,760,327
Atkore, Inc. ......................... 818,641 48,226,141
Bloom Energy Corp. , Class A
(b)
............ 5,300,408 718,152,281
EnerSys ........................... 892,765 155,091,136
Enovix Corp.
(a) (b)
...................... 4,647,916 24,076,205
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 7,480,064 37,101,117
Fluence Energy, Inc. , Class A
(a) (b)
.......... 1,477,565 20,331,294
Hyliion Holdings Corp.
(a) (b)
............... 3,050,725 5,369,276
KULR Technology Group, Inc.
(a) (b)
.......... 1,033,497 2,449,388
LSI Industries, Inc. .................... 668,322 12,430,789
NANO Nuclear Energy, Inc.
(a) (b)
............ 969,768 19,860,849
Net Power, Inc. , Class A
(a) (b)
.............. 896,399 1,398,382
Nextpower, Inc. , Class A
(b)
............... 3,538,370 426,550,504
NuScale Power Corp. , Class A
(a) (b)
.......... 3,855,476 41,793,360
Plug Power, Inc.
(a) (b)
................... 32,083,462 72,508,624
Powell Industries, Inc.
(a)
................ 231,667 125,350,380
Power Solutions International, Inc.
(a) (b)
....... 206,566 12,575,738
Preformed Line Products Co.
(a)
............ 62,209 16,843,087
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 4,072,899 26,799,675
SKYX Platforms Corp.
(a) (b)
............... 2,061,945 2,309,378
SunPower, Inc.
(a) (b)
.................... 1,772,204 2,250,699
Sunrun, Inc.
(a) (b)
...................... 5,517,310 74,814,724
T1 Energy, Inc.
(a) (b)
.................... 4,913,563 21,570,542
Thermon Group Holdings, Inc.
(b)
........... 788,825 39,756,780
Vicor Corp.
(a) (b)
....................... 557,642 89,780,362
2,129,880,343
Electronic Equipment, Instruments & Components — 3.7%
908 Devices, Inc.
(a) (b)
................... 693,687 4,245,364
Advanced Energy Industries, Inc.
(a)
......... 914,710 295,186,064
Aeva Technologies, Inc.
(a) (b)
.............. 970,240 12,768,358
Arlo Technologies, Inc.
(a) (b)
............... 2,451,190 34,880,434
Badger Meter, Inc. .................... 718,743 109,500,496
Bel Fuse, Inc. , Class A
(a)
................ 37,990 6,845,798
Bel Fuse, Inc. , Class B, NVS
(a)
............ 254,487 50,383,336
Belden, Inc.
(a)
....................... 950,009 109,089,534
Benchmark Electronics, Inc. ............. 864,197 48,446,884
Climb Global Solutions, Inc. .............. 389,344 7,716,798
CTS Corp. ......................... 697,223 33,299,371
Daktronics, Inc.
(a) (b)
.................... 956,568 18,700,904
ePlus, Inc. ......................... 648,562 48,804,291
Evolv Technologies Holdings, Inc.
(a) (b)
....... 3,748,497 22,678,407
Fabrinet
(b)
.......................... 876,280 456,997,546
Frequency Electronics, Inc.
(a) (b)
............ 160,596 7,107,979
Insight Enterprises, Inc.
(a) (b)
.............. 718,789 48,166,051
Itron, Inc.
(a) (b)
........................ 1,103,110 98,871,749
Kimball Electronics, Inc.
(a) (b)
.............. 593,137 14,051,416
Knowles Corp.
(a) (b)
.................... 2,075,805 53,306,672
Methode Electronics, Inc. ............... 806,669 4,452,813
MicroVision, Inc.
(a) (b)
................... 7,343,049 4,708,363
Mirion Technologies, Inc. , Class A
(a) (b)
....... 5,814,656 108,094,455
Motomova, Inc.
(b) (d)
.................... 26,106 —
M-Tron Industries, Inc.
(a) (b)
............... 63,124 4,219,839
Napco Security Technologies, Inc. ......... 835,850 32,924,132
Neonode, Inc.
(a) (b)
..................... 265,155 371,217
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
nLight, Inc.
(a) (b)
....................... 1,154,519 $ 65,830,673
Novanta, Inc.
(a) (b)
..................... 874,725 103,313,770
OSI Systems, Inc.
(a) (b)
.................. 381,808 101,373,842
Ouster, Inc. , Class A
(a) (b)
................ 1,374,343 25,246,681
PC Connection, Inc. ................... 293,657 17,167,188
Plexus Corp.
(a) (b)
...................... 645,572 130,754,153
Powerfleet, Inc.
(a) (b)
.................... 3,089,312 9,515,081
Richardson Electronics Ltd. .............. 292,538 3,203,291
Rogers Corp.
(b)
...................... 438,727 47,088,569
Sanmina Corp.
(a) (b)
.................... 1,293,478 167,686,488
ScanSource, Inc.
(a) (b)
................... 562,228 20,408,876
TTM Technologies, Inc.
(a) (b)
.............. 2,483,458 241,938,478
Vishay Intertechnology, Inc. .............. 2,951,281 53,123,058
Vishay Precision Group, Inc.
(a) (b)
........... 294,863 12,802,952
Vuzix Corp.
(a) (b)
...................... 1,691,929 3,908,356
2,639,179,727
Energy Equipment & Services — 2.6%
Archrock, Inc. ....................... 4,180,246 145,472,561
Atlas Energy Solutions, Inc. .............. 1,881,084 24,679,822
Borr Drilling Ltd.
(a) (b)
................... 6,901,141 39,819,584
Bristow Group, Inc. ................... 691,594 32,428,843
Cactus, Inc. , Class A .................. 1,661,016 78,682,328
Core Laboratories, Inc.
(a)
................ 1,144,067 19,208,885
DMC Global, Inc.
(a) (b)
................... 479,106 2,496,142
Energy Services of America Corp. ......... 297,095 3,900,857
Expro Group Holdings NV
(a) (b)
............. 2,006,060 34,925,505
Flowco Holdings, Inc. , Class A ............ 512,861 10,564,937
Forum Energy Technologies, Inc.
(b)
......... 256,622 15,053,447
Helix Energy Solutions Group, Inc.
(b)
........ 3,382,376 33,451,699
Helmerich & Payne, Inc. ................ 2,396,750 86,354,902
Innovex International, Inc.
(a) (b)
............. 939,778 22,921,185
Kodiak Gas Services, Inc. ............... 2,023,052 117,984,393
Liberty Energy, Inc. , Class A ............. 3,834,554 110,435,155
Mammoth Energy Services, Inc.
(b)
.......... 512,329 1,255,206
Nabors Industries Ltd.
(a) (b)
............... 347,584 29,913,079
National Energy Services Reunited Corp.
(b)
... 1,626,776 34,926,881
Natural Gas Services Group, Inc. .......... 244,977 9,245,432
Noble Corp. plc ...................... 3,061,903 150,247,580
Oceaneering International, Inc.
(a) (b)
......... 2,414,273 85,634,263
Oil States International, Inc.
(b)
............. 1,374,001 15,993,372
Patterson-UTI Energy, Inc. .............. 8,430,520 91,302,532
ProFrac Holding Corp. , Class A
(b)
.......... 718,723 4,456,083
ProPetro Holding Corp.
(b)
................ 2,373,725 34,205,377
Ranger Energy Services, Inc. , Class A ....... 495,827 8,498,475
RPC, Inc. .......................... 2,173,329 15,387,169
SEACOR Marine Holdings, Inc.
(a) (b)
......... 526,353 3,768,687
Seadrill Ltd.
(a) (b)
...................... 1,526,668 69,463,394
Select Water Solutions, Inc. , Class A ........ 2,299,754 35,186,236
Solaris Energy Infrastructure, Inc. , Class A
(a)
... 1,121,336 63,366,697
TETRA Technologies, Inc.
(a) (b)
............. 3,080,975 26,249,907
Tidewater, Inc.
(a) (b)
.................... 1,194,110 99,767,890
Transocean Ltd.
(a) (b)
................... 22,521,448 149,317,200
Valaris Ltd.
(a) (b)
....................... 1,513,406 148,374,324
1,854,940,029
Entertainment — 0.6%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 12,763,822 12,508,546
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 185,821 8,761,460
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
1,088,016 46,458,283
Cinemark Holdings, Inc. ................ 2,575,115 73,442,280
CuriosityStream, Inc. , Class A ............ 1,061,573 3,142,256
Gaia, Inc. , Class A
(a) (b)
.................. 338,905 938,767
IMAX Corp.
(a) (b)
...................... 1,061,847 40,360,804
Lionsgate Studios Corp.
(a) (b)
.............. 4,973,246 47,693,429

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Madison Square Garden Entertainment Corp.
(a) (b)
963,124 $ 56,737,635
Marcus Corp. (The) ................... 561,910 9,647,995
Meridian Holdings, Inc.
(a) (b)
............... 32,502 234,664
Playstudios, Inc. , Class A
(a) (b)
............. 2,074,918 973,552
Playtika Holding Corp. ................. 1,403,925 3,902,912
Reservoir Media, Inc.
(a) (b)
................ 477,088 4,670,692
Sphere Entertainment Co. , Class A
(a) (b)
....... 660,216 77,509,358
Starz Entertainment Corp.
(a)
.............. 296,649 3,411,463
Vivid Seats, Inc. , Class A
(a) (b)
............. 124,258 734,365
391,128,461
Financial Services — 2.0%
Acacia Research Corp.
(a) (b)
............... 827,805 3,981,742
Alerus Financial Corp. ................. 559,429 13,264,062
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 698,835 35,696,492
Better Home & Finance Holding Co.
(a) (b)
...... 145,318 5,176,227
Burford Capital Ltd. ................... 4,913,262 22,207,944
Cannae Holdings, Inc. ................. 1,012,595 11,513,205
Cantaloupe, Inc.
(a) (b)
................... 1,406,208 15,201,108
Cass Information Systems, Inc. ........... 310,424 13,664,864
Compass Diversified Holdings ............ 1,635,998 12,858,944
Enact Holdings, Inc. ................... 691,327 28,213,055
Essent Group Ltd. .................... 2,255,370 131,803,823
EVERTEC, Inc. ...................... 1,598,461 45,108,569
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 229,210 34,003,304
Finance of America Cos., Inc. , Class A
(a) (b)
.... 127,595 2,118,077
Flywire Corp.
(a) (b)
..................... 2,874,208 33,455,781
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 3,031,686 111,414,461
International Money Express, Inc.
(a) (b)
........ 685,005 10,823,079
Jackson Financial, Inc. , Class A ........... 1,618,558 171,113,952
loanDepot, Inc. , Class A
(a) (b)
.............. 2,453,658 3,484,194
Marqeta, Inc. , Class A
(a) (b)
............... 8,811,355 35,950,328
Merchants Bancorp
(a)
.................. 633,507 27,183,785
NCR Atleos Corp.
(b)
................... 1,787,375 77,893,803
NewtekOne, Inc. ..................... 645,792 7,071,422
NMI Holdings, Inc. , Class A
(b)
............. 1,887,001 70,781,408
Onity Group, Inc.
(a) (b)
................... 171,000 6,715,170
Pagseguro Digital Ltd. , Class A ........... 4,401,152 44,099,543
Payoneer Global, Inc.
(a) (b)
................ 6,864,112 33,153,661
Paysafe Ltd.
(a) (b)
...................... 828,761 5,643,862
Paysign, Inc.
(b)
....................... 886,664 5,231,318
PennyMac Financial Services, Inc. ......... 709,445 62,005,493
Priority Technology Holdings, Inc.
(a) (b)
........ 705,698 3,330,895
Radian Group, Inc. .................... 3,293,276 108,941,570
Remitly Global, Inc.
(b)
.................. 4,163,661 65,244,568
Repay Holdings Corp. , Class A
(a) (b)
......... 1,749,404 4,548,450
Security National Financial Corp. , Class A
(a) (b)
.. 359,364 3,406,771
Sezzle, Inc.
(a) (b)
...................... 397,988 25,188,661
StoneCo Ltd. , Class A
(a) (b)
............... 6,115,883 86,356,268
SWK Holdings Corp. .................. 55,825 949,583
Velocity Financial, Inc.
(a) (b)
............... 278,634 5,040,489
Walker & Dunlop, Inc. .................. 799,756 35,493,171
Waterstone Financial, Inc. ............... 374,121 6,745,402
1,426,078,504
Food Products — 0.6%
Alico, Inc.
(a)
......................... 132,700 5,475,202
B&G Foods, Inc. ..................... 1,868,419 8,987,096
Beyond Meat, Inc.
(a) (b)
.................. 10,078,512 7,071,084
BRC, Inc. , Class A
(a) (b)
.................. 2,146,635 1,666,218
Calavo Growers, Inc. .................. 408,818 10,543,416
Cal-Maine Foods, Inc. .................. 1,055,885 83,573,298
Security
Shares
Shares Value
Food Products (continued)
Dole plc ........................... 1,682,769 $ 24,046,769
Forafric Global plc
(a) (b)
.................. 46,639 450,066
Fresh Del Monte Produce, Inc. ............ 810,012 32,611,083
Hain Celestial Group, Inc. (The)
(a) (b)
......... 2,202,206 1,536,699
J & J Snack Foods Corp. ................ 365,161 28,946,313
John B Sanfilippo & Son, Inc. ............. 185,563 14,720,713
Lifeway Foods, Inc.
(a) (b)
................. 125,197 2,421,310
Limoneira Co. ....................... 389,998 5,233,773
Mama's Creations, Inc.
(b)
................ 893,829 13,711,337
Marzetti Co. (The) .................... 484,777 67,059,203
Mission Produce, Inc.
(a) (b)
................ 1,022,935 14,075,586
Seneca Foods Corp. , Class A
(b)
........... 114,059 17,236,596
Simply Good Foods Co. (The)
(b)
........... 2,092,212 30,023,242
SunOpta, Inc.
(b)
...................... 2,333,434 15,120,652
Tootsie Roll Industries, Inc.
(a)
............. 451,585 19,291,722
Utz Brands, Inc. , Class A ................ 1,771,061 14,026,803
Vital Farms, Inc.
(a) (b)
................... 828,053 11,692,108
Westrock Coffee Co.
(a) (b)
................ 868,608 3,691,584
433,211,873
Gas Utilities — 1.1%
Brookfield Infrastructure Corp. , Class A ...... 2,921,825 115,470,524
Chesapeake Utilities Corp. .............. 567,576 71,724,579
New Jersey Resources Corp. ............. 2,451,631 134,643,575
Northwest Natural Holding Co. ............ 1,008,196 53,656,191
ONE Gas, Inc. ....................... 1,457,788 125,559,280
RGC Resources, Inc. .................. 175,301 3,865,387
Southwest Gas Holdings, Inc. ............ 1,658,942 144,162,060
Spire, Inc. .......................... 1,419,609 128,531,399
777,612,995
Ground Transportation — 0.3%
ArcBest Corp. ....................... 548,007 53,901,968
Covenant Logistics Group, Inc. , Class A ...... 385,824 10,475,122
FTAI Infrastructure, Inc. ................. 2,645,528 13,068,908
Heartland Express, Inc. ................. 1,040,203 10,818,111
Hertz Global Holdings, Inc.
(a) (b)
............ 2,912,420 13,426,256
Marten Transport Ltd. .................. 1,387,132 18,213,043
PAMT Corp.
(a) (b)
...................... 130,488 1,102,624
Proficient Auto Logistics, Inc.
(a) (b)
........... 580,137 3,933,329
RXO, Inc.
(a) (b)
........................ 3,948,640 57,729,117
Universal Logistics Holdings, Inc. .......... 159,035 3,362,000
Werner Enterprises, Inc. ................ 1,406,808 41,374,223
227,404,701
Health Care Equipment & Supplies — 2.3%
Accuray, Inc.
(a) (b)
...................... 2,477,212 961,406
Acme United Corp. .................... 69,065 3,101,709
Alphatec Holdings, Inc.
(a) (b)
............... 2,848,855 30,995,542
AngioDynamics, Inc.
(a) (b)
................ 912,798 10,378,513
Anteris Technologies Global Corp.
(b)
........ 1,863,428 10,342,025
Artivion, Inc.
(b)
....................... 1,055,827 38,664,385
AtriCure, Inc.
(a) (b)
..................... 1,171,968 33,436,247
Avanos Medical, Inc.
(a) (b)
................ 1,081,222 15,147,920
AxoGen, Inc.
(b)
....................... 1,169,023 38,729,732
Beta Bionics, Inc.
(a) (b)
.................. 945,227 9,471,175
Bioventus, Inc. , Class A
(a) (b)
.............. 1,126,450 10,284,489
Butterfly Network, Inc. , Class A
(a) (b)
......... 4,802,777 19,403,219
CapsoVision, Inc.
(a) (b)
.................. 588,236 4,288,240
Carlsmed, Inc.
(a) (b)
.................... 171,758 1,554,410
Ceribell, Inc.
(b)
....................... 646,965 11,858,868
Cerus Corp.
(a) (b)
...................... 4,496,319 8,183,301
ClearPoint Neuro, Inc.
(a) (b)
............... 675,323 6,145,439
CONMED Corp. ...................... 758,968 26,837,108
CVRx, Inc.
(a) (b)
....................... 387,017 3,661,181
Delcath Systems, Inc.
(a) (b)
............... 727,085 6,747,349

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Electromed, Inc.
(b)
.................... 156,941 $ 3,673,989
Embecta Corp. ...................... 1,442,243 12,749,428
Enovis Corp.
(a) (b)
...................... 1,389,075 31,601,456
Glaukos Corp.
(a) (b)
..................... 1,354,278 145,801,569
Haemonetics Corp.
(b)
.................. 1,139,163 64,203,227
ICU Medical, Inc.
(a) (b)
................... 587,132 75,828,098
Inogen, Inc.
(a) (b)
...................... 577,522 3,569,086
Integer Holdings Corp.
(a) (b)
............... 836,486 73,610,768
Integra LifeSciences Holdings Corp.
(b)
....... 1,630,052 15,355,090
iRadimed Corp. ...................... 196,834 18,947,241
IRhythm Holdings, Inc.
(a) (b)
............... 772,973 91,226,273
Kestra Medical Technologies Ltd.
(a) (b)
........ 637,052 12,696,446
KORU Medical Systems, Inc.
(b)
............ 1,021,005 4,410,742
Lantheus Holdings, Inc.
(a) (b)
.............. 1,584,965 120,219,595
LeMaitre Vascular, Inc. ................. 505,503 55,185,763
LENSAR, Inc.
(a) (b)
..................... 228,509 1,361,914
LivaNova plc
(a) (b)
...................... 1,322,001 84,026,384
Lucid Diagnostics, Inc.
(a) (b)
............... 2,188,150 2,516,373
Merit Medical Systems, Inc.
(b)
............. 1,415,327 97,558,490
Myomo, Inc.
(a) (b)
...................... 743,603 502,378
Neogen Corp.
(a) (b)
..................... 5,302,266 49,258,051
Neuronetics, Inc.
(a) (b)
................... 938,923 1,361,438
NeuroPace, Inc.
(b)
.................... 620,960 8,165,624
Novocure Ltd.
(a) (b)
..................... 2,465,184 26,870,506
Omnicell, Inc.
(b)
...................... 1,084,309 36,194,234
OraSure Technologies, Inc.
(a) (b)
............ 1,752,063 5,256,189
Orthofix Medical, Inc.
(a) (b)
................ 953,595 10,937,735
OrthoPediatrics Corp.
(a) (b)
................ 409,951 6,505,922
Outset Medical, Inc.
(a) (b)
................. 410,164 1,575,030
PROCEPT BioRobotics Corp.
(a) (b)
.......... 1,292,229 32,318,647
Pro-Dex, Inc.
(a) (b)
..................... 55,850 2,743,352
Pulmonx Corp.
(a) (b)
.................... 904,826 1,167,226
Pulse Biosciences, Inc.
(a) (b)
............... 431,939 9,325,563
QuidelOrtho Corp.
(a) (b)
.................. 1,645,492 27,035,434
RxSight, Inc.
(a) (b)
...................... 933,904 5,752,849
Sanara Medtech, Inc.
(a) (b)
................ 77,491 1,331,295
SANUWAVE Health, Inc.
(a) (b)
.............. 176,296 3,048,158
Shoulder Innovations, Inc.
(a) (b)
............. 222,601 3,234,393
SI-BONE, Inc.
(a) (b)
..................... 934,497 11,802,697
Sight Sciences, Inc.
(b)
.................. 1,012,486 3,817,072
STAAR Surgical Co.
(a) (b)
................. 837,454 15,660,390
Stereotaxis, Inc.
(a) (b)
................... 1,435,655 2,641,605
Strive, Inc.
(a) (b)
....................... 1,260,891 12,634,128
Tactile Systems Technology, Inc.
(a) (b)
........ 534,047 13,954,648
Tandem Diabetes Care, Inc.
(b)
............ 1,645,555 31,545,289
TransMedics Group, Inc.
(a) (b)
.............. 814,274 80,946,978
Treace Medical Concepts, Inc.
(a) (b)
.......... 1,177,767 1,578,208
UFP Technologies, Inc.
(b)
................ 182,303 35,293,861
Utah Medical Products, Inc. .............. 59,681 3,699,625
Varex Imaging Corp.
(a) (b)
................ 1,009,423 10,709,978
1,661,602,693
Health Care Providers & Services — 3.0%
Accendra Health, Inc.
(a) (b)
................ 1,906,796 4,347,495
AdaptHealth Corp.
(a) (b)
.................. 2,481,341 29,527,958
Addus HomeCare Corp.
(a) (b)
.............. 437,941 41,013,175
agilon health, Inc.
(a) (b)
.................. 303,702 2,402,280
AirSculpt Technologies, Inc.
(a) (b)
........... 330,860 936,334
Alignment Healthcare, Inc.
(b)
............. 4,720,411 83,173,642
AMN Healthcare Services, Inc.
(b)
........... 929,851 17,053,467
Ardent Health, Inc.
(a) (b)
.................. 566,357 4,848,016
Astrana Health, Inc.
(a) (b)
................. 990,916 24,297,260
Aveanna Healthcare Holdings, Inc.
(b)
........ 1,340,551 8,633,148
BrightSpring Health Services, Inc.
(a) (b)
....... 3,129,649 133,354,344
Brookdale Senior Living, Inc.
(a) (b)
........... 5,637,099 77,115,514
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Castle Biosciences, Inc.
(a) (b)
.............. 700,151 $ 17,188,707
Clover Health Investments Corp. , Class A
(a) (b)
.. 9,930,386 17,477,479
Community Health Systems, Inc.
(a) (b)
........ 3,148,380 9,256,237
Concentra Group Holdings Parent, Inc. ...... 2,824,972 60,595,649
CorVel Corp.
(a) (b)
...................... 705,482 38,554,591
Cross Country Healthcare, Inc.
(a) (b)
......... 769,179 7,230,283
DocGo, Inc.
(a) (b)
...................... 2,282,512 1,435,928
Enhabit, Inc.
(b)
....................... 1,210,005 17,048,970
Ensign Group, Inc. (The) ................ 1,359,831 274,005,946
Fulgent Genetics, Inc.
(a) (b)
............... 502,430 7,988,637
GeneDx Holdings Corp. , Class A
(a) (b)
........ 461,777 29,655,319
Guardant Health, Inc.
(a) (b)
................ 3,009,129 277,953,246
Guardian Pharmacy Services, Inc. , Class A
(b)
.. 546,737 20,590,115
HealthEquity, Inc.
(b)
.................... 2,043,401 170,767,022
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 4,973,875 103,257,645
Innovage Holding Corp.
(a) (b)
.............. 472,285 3,787,726
Joint Corp. (The)
(a) (b)
................... 265,667 2,351,153
LifeStance Health Group, Inc.
(a) (b)
.......... 4,036,112 25,710,033
Lumexa Imaging Holdings, Inc.
(a) (b)
......... 553,592 4,760,891
Nano-X Imaging Ltd.
(a) (b)
................ 1,664,601 3,778,644
National HealthCare Corp. ............... 308,332 49,240,620
National Research Corp. ................ 293,305 4,980,319
NeoGenomics, Inc.
(a) (b)
................. 3,131,776 23,237,778
Nutex Health, Inc.
(a) (b)
.................. 124,038 11,788,572
Omada Health, Inc.
(a) (b)
................. 793,659 9,976,294
Oncology Institute, Inc. (The)
(a) (b)
........... 1,899,009 5,829,958
OPKO Health, Inc.
(a) (b)
.................. 10,044,984 11,451,282
Option Care Health, Inc.
(a) (b)
.............. 3,868,641 104,143,816
PACS Group, Inc.
(a) (b)
.................. 1,068,634 34,324,524
Pediatrix Medical Group, Inc.
(a) (b)
........... 2,073,918 44,361,106
Pennant Group, Inc. (The)
(a) (b)
............ 816,720 24,893,626
Privia Health Group, Inc.
(b)
............... 2,817,151 57,948,796
Progyny, Inc.
(a) (b)
..................... 1,817,429 30,859,944
RadNet, Inc.
(a) (b)
...................... 1,656,618 92,588,380
SBC Medical Group Holdings, Inc.
(a) (b)
....... 206,610 863,630
Select Medical Holdings Corp. ............ 2,615,352 42,604,084
Sonida Senior Living, Inc.
(a) (b)
............. 130,076 4,194,951
Strata Critical Medical, Inc.
(a) (b)
............ 1,696,640 7,091,955
Surgery Partners, Inc.
(a) (b)
............... 1,872,680 22,322,346
Talkspace, Inc.
(a) (b)
.................... 3,471,255 17,963,745
US Physical Therapy, Inc. ............... 362,709 27,188,667
Viemed Healthcare, Inc.
(b)
............... 804,238 7,407,032
2,155,358,279
Health Care REITs — 1.1%
American Healthcare REIT, Inc. ........... 4,335,605 204,467,132
CareTrust REIT, Inc. ................... 5,451,880 199,811,402
Chiron Real Estate, Inc. ................ 318,405 10,532,824
Community Healthcare Trust, Inc. .......... 677,473 10,765,046
Diversified Healthcare Trust .............. 5,372,348 35,672,391
LTC Properties, Inc. ................... 1,135,078 42,179,498
National Health Investors, Inc. ............ 1,145,707 92,641,868
Sabra Health Care REIT, Inc. ............. 6,029,459 115,946,497
Sila Realty Trust, Inc. .................. 1,363,800 32,294,784
Strawberry Fields REIT, Inc. ............. 183,728 2,186,363
Universal Health Realty Income Trust ....... 318,790 12,901,431
759,399,236
Health Care Technology — 0.2%
Claritev Corp.
(a) (b)
..................... 226,003 3,692,889
Definitive Healthcare Corp. , Class A
(b)
....... 789,845 971,509
Evolent Health, Inc. , Class A
(a) (b)
........... 2,746,565 6,262,168
Health Catalyst, Inc.
(a) (b)
................. 1,671,595 2,122,926
HealthStream, Inc. .................... 583,703 12,088,489
HeartFlow, Inc.
(a) (b)
.................... 477,600 11,620,008

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
LifeMD, Inc.
(a) (b)
...................... 963,741 $ 3,479,105
OptimizeRx Corp.
(a) (b)
.................. 393,599 2,471,802
Phreesia, Inc.
(a) (b)
..................... 1,409,008 11,807,487
Schrodinger, Inc.
(a) (b)
................... 1,369,665 15,559,394
Simulations Plus, Inc.
(b)
................. 405,492 4,792,915
Teladoc Health, Inc.
(a) (b)
................. 4,342,284 23,665,448
TruBridge, Inc.
(a) (b)
.................... 227,534 3,331,098
Waystar Holding Corp.
(a) (b)
............... 2,677,050 64,543,676
166,408,914
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. .............. 5,586,197 64,297,127
Braemar Hotels & Resorts, Inc. ........... 1,423,780 3,360,121
Chatham Lodging Trust ................. 1,194,609 9,401,573
DiamondRock Hospitality Co. ............. 5,066,558 47,473,648
Pebblebrook Hotel Trust
(a)
............... 2,800,757 35,373,561
RLJ Lodging Trust .................... 3,235,085 24,004,331
Ryman Hospitality Properties, Inc. ......... 1,501,635 138,555,861
Service Properties Trust ................ 3,896,617 5,279,916
Summit Hotel Properties, Inc. ............. 2,702,722 11,946,031
Sunstone Hotel Investors, Inc. ............ 4,506,462 40,603,223
Xenia Hotels & Resorts, Inc. ............. 2,370,208 35,150,185
415,445,577
Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc. , Class A
(b)
........ 1,230,625 13,426,119
Bally's Corp.
(a) (b)
...................... 214,442 2,067,221
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 16,302 5,372,976
BJ's Restaurants, Inc.
(a) (b)
............... 468,551 16,446,140
Black Rock Coffee Bar, Inc. , Class A
(a) (b)
...... 404,793 5,229,925
Bloomin' Brands, Inc. .................. 2,065,529 11,153,857
Brightstar Lottery plc .................. 2,570,505 32,748,234
Brinker International, Inc.
(a) (b)
............. 1,051,666 150,146,355
Cheesecake Factory, Inc. (The) ........... 1,124,245 61,552,414
Cracker Barrel Old Country Store, Inc. ....... 542,385 15,246,442
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 674,037 7,299,821
Dine Brands Global, Inc. ................ 346,209 9,084,524
El Pollo Loco Holdings, Inc.
(b)
............. 681,906 9,451,217
First Watch Restaurant Group, Inc.
(a) (b)
....... 1,438,361 15,074,023
Genius Sports Ltd.
(a) (b)
.................. 5,303,925 23,496,388
Global Business Travel Group I
(a) (b)
......... 3,188,267 17,790,530
Golden Entertainment, Inc. .............. 467,287 12,471,890
Hilton Grand Vacations, Inc.
(a) (b)
........... 1,481,048 57,938,598
Inspired Entertainment, Inc.
(a) (b)
............ 623,222 4,443,573
Jack in the Box, Inc.
(a) (b)
................. 413,488 3,998,429
Krispy Kreme, Inc. .................... 1,868,938 6,335,700
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 162,491 11,340,247
Life Time Group Holdings, Inc.
(a) (b)
.......... 3,665,049 98,736,420
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 935,645 16,186,658
Marriott Vacations Worldwide Corp. ......... 676,354 44,044,172
Monarch Casino & Resort, Inc. ............ 307,216 29,369,850
Nathan's Famous, Inc. ................. 66,233 6,671,650
Navan, Inc. , Class A
(a) (b)
................. 925,769 12,257,182
Papa John's International, Inc. ............ 794,695 25,756,065
Portillo's, Inc. , Class A
(a) (b)
............... 1,653,833 8,748,777
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 513,914 18,824,670
RCI Hospitality Holdings, Inc. ............. 193,823 4,421,103
Red Rock Resorts, Inc. , Class A ........... 1,183,138 63,132,244
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 2,224,819 48,389,813
Sabre Corp.
(a) (b)
...................... 9,169,972 13,296,459
Serve Robotics, Inc.
(a) (b)
................. 1,604,059 13,538,258
Shake Shack, Inc. , Class A
(b)
............. 943,045 83,431,191
Six Flags Entertainment Corp.
(a) (b)
.......... 2,327,154 41,306,983
Super Group SGHC Ltd. ................ 3,868,530 41,780,124
Sweetgreen, Inc. , Class A
(a) (b)
............. 2,523,996 13,099,539
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Target Hospitality Corp.
(a) (b)
.............. 779,108 $ 7,230,122
United Parks & Resorts, Inc.
(a) (b)
........... 661,144 21,592,963
Xponential Fitness, Inc. , Class A
(a) (b)
........ 666,718 4,013,642
1,107,942,508
Household Durables — 1.6%
Bassett Furniture Industries, Inc. .......... 173,675 2,457,501
Beazer Homes USA, Inc.
(a) (b)
............. 664,418 12,783,402
Cavco Industries, Inc.
(a) (b)
................ 188,497 91,287,212
Century Communities, Inc. .............. 620,925 35,628,676
Champion Homes, Inc.
(a) (b)
............... 1,354,080 100,702,930
Cricut, Inc. , Class A ................... 1,233,450 4,613,103
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 728,514 10,140,915
Ethan Allen Interiors, Inc. ............... 554,241 12,337,405
Flexsteel Industries, Inc. ................ 85,980 3,863,941
Green Brick Partners, Inc.
(a) (b)
............. 754,612 48,634,743
Hamilton Beach Brands Holding Co. , Class A .. 179,998 3,410,962
Helen of Troy Ltd.
(a) (b)
.................. 556,592 8,026,057
Hovnanian Enterprises, Inc. , Class A
(a) (b)
..... 117,388 13,019,503
Installed Building Products, Inc.
(a)
.......... 562,406 149,121,951
KB Home .......................... 1,499,841 77,616,772
La-Z-Boy, Inc. ....................... 1,004,853 32,295,975
Legacy Housing Corp.
(a) (b)
............... 182,720 3,732,970
Leggett & Platt, Inc. ................... 3,247,844 32,088,699
LGI Homes, Inc.
(a) (b)
................... 495,063 19,569,840
Lovesac Co. (The)
(a) (b)
.................. 328,742 4,855,519
M/I Homes, Inc.
(b)
..................... 635,466 77,812,812
Meritage Homes Corp. ................. 1,633,463 101,013,352
Sonos, Inc.
(a) (b)
....................... 2,903,858 38,911,697
Taylor Morrison Home Corp.
(a) (b)
........... 2,322,415 135,257,450
Traeger, Inc.
(a) (b)
...................... 16,415 476,035
TRI Pointe Homes, Inc.
(a) (b)
.............. 2,054,208 95,993,140
1,115,652,562
Household Products — 0.3%
Central Garden & Pet Co.
(a) (b)
............. 238,308 8,762,585
Central Garden & Pet Co. , Class A, NVS
(b)
.... 1,164,830 37,763,789
Energizer Holdings, Inc. ................ 1,519,618 24,952,127
Oil-Dri Corp. of America ................ 240,582 15,659,482
Spectrum Brands Holdings, Inc. ........... 554,801 40,888,834
WD-40 Co. ......................... 327,506 66,791,574
194,818,391
Independent Power and Renewable Electricity Producers — 0.3%
(a)
Hallador Energy Co.
(b)
.................. 820,814 13,362,852
Montauk Renewables, Inc.
(b)
............. 1,560,603 1,794,693
Ormat Technologies, Inc. ................ 1,480,494 165,696,889
180,854,434
Industrial Conglomerates — 0.0%
Brookfield Business Corp. ............... 562,511 17,797,848
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 1,359,781 7,723,556
Innovative Industrial Properties, Inc. ........ 679,244 34,070,879
LXP Industrial Trust ................... 1,427,387 66,030,922
One Liberty Properties, Inc. .............. 441,315 9,470,620
Terreno Realty Corp. .................. 2,483,228 152,519,864
269,815,841
Insurance — 1.8%
Abacus Global Management, Inc.
(a)
......... 979,826 7,721,029
American Coastal Insurance Corp. ......... 663,464 7,463,970
American Integrity Insurance Group, Inc. ..... 286,266 5,519,208
AMERISAFE, Inc. .................... 454,379 15,144,452
Ategrity Specialty Holdings LLC
(a) (b)
......... 210,319 4,158,007
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
2,316,695 50,828,288

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Bowhead Specialty Holdings, Inc.
(a) (b)
........ 430,291 $ 9,651,427
Citizens, Inc. , Class A
(a) (b)
............... 1,127,139 5,669,509
CNO Financial Group, Inc. ............... 2,350,446 96,509,313
Crawford & Co. , Class A, NVS ............ 477,322 4,758,900
Donegal Group, Inc. , Class A ............. 431,918 7,420,351
eHealth, Inc.
(b)
....................... 682,610 880,567
Employers Holdings, Inc. ................ 502,850 20,687,249
Exzeo Group, Inc.
(a) (b)
.................. 119,144 1,747,842
F&G Annuities & Life, Inc. ............... 917,633 23,234,468
Fidelis Insurance Holdings Ltd. ............ 1,397,760 26,711,194
Genworth Financial, Inc. , Class A
(a) (b)
........ 9,533,676 77,413,449
GoHealth, Inc. , Class A
(a) (b)
.............. 119,729 180,791
Goosehead Insurance, Inc. , Class A
(b)
....... 577,281 24,626,807
Greenlight Capital Re Ltd. , Class A
(a) (b)
....... 674,044 11,654,221
Hamilton Insurance Group Ltd. , Class B ..... 1,124,542 33,545,088
HCI Group, Inc. ...................... 263,494 40,738,807
Heritage Insurance Holdings, Inc.
(b)
......... 602,895 15,825,994
Hippo Holdings, Inc.
(a) (b)
................. 435,557 11,350,615
Horace Mann Educators Corp. ............ 1,003,091 42,811,924
Investors Title Co.
(a)
................... 35,461 7,707,094
James River Group Holdings, Inc.
(a)
........ 949,595 5,982,448
Kestrel Group Ltd.
(a)
................... 62,606 676,145
Kingstone Cos., Inc. ................... 290,853 4,237,728
Kingsway Financial Services, Inc.
(a) (b)
........ 499,583 5,210,651
Lemonade, Inc.
(a) (b)
.................... 1,498,026 93,896,270
MBIA, Inc.
(a) (b)
....................... 1,136,838 6,718,713
Mercury General Corp. ................. 659,962 58,175,650
NI Holdings, Inc.
(a) (b)
................... 192,593 2,482,524
Octave Specialty Group, Inc.
(a) (b)
........... 969,914 4,510,100
Oscar Health, Inc. , Class A
(a) (b)
............ 4,925,257 56,492,698
Palomar Holdings, Inc.
(b)
................ 640,300 76,515,850
ProAssurance Corp.
(b)
.................. 1,215,797 30,054,502
Root, Inc. , Class A
(a) (b)
.................. 302,913 13,379,667
Safety Insurance Group, Inc. ............. 363,265 26,387,570
Selective Insurance Group, Inc. ........... 1,468,550 110,713,984
Selectquote, Inc.
(a) (b)
................... 3,414,681 2,149,542
SiriusPoint Ltd.
(a) (b)
.................... 1,947,197 41,942,623
Skyward Specialty Insurance Group, Inc.
(b)
.... 947,064 41,367,755
Slide Insurance Holdings, Inc.
(a) (b)
.......... 1,706,579 30,718,422
Stewart Information Services Corp. ......... 728,418 44,855,980
Tiptree, Inc. ........................ 596,853 10,098,753
Trupanion, Inc.
(a) (b)
.................... 907,755 23,247,606
United Fire Group, Inc. ................. 525,763 19,484,777
Universal Insurance Holdings, Inc. ......... 631,386 21,568,146
1,284,828,668
Interactive Media & Services — 0.4%
Angi, Inc. , Class A
(a) (b)
.................. 892,327 6,112,440
Arena Group Holdings, Inc. (The)
(a) (b)
........ 306,172 664,393
Bumble, Inc. , Class A
(a) (b)
................ 1,788,779 5,831,419
Cargurus, Inc. , Class A
(a) (b)
............... 1,922,918 65,475,358
Cars.com, Inc.
(a) (b)
.................... 1,275,417 10,356,386
EverQuote, Inc. , Class A
(a) (b)
.............. 699,734 10,789,898
fuboTV, Inc.
(a) (b)
...................... 700,532 6,627,033
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 2,087,468 1,656,197
Grindr, Inc.
(a) (b)
....................... 769,268 9,300,450
MediaAlpha, Inc. , Class A
(b)
.............. 824,549 7,668,306
Nextdoor Holdings, Inc.
(b)
............... 5,329,139 7,460,795
QuinStreet, Inc.
(b)
..................... 1,334,945 16,032,689
Rumble, Inc. , Class A
(a) (b)
................ 2,589,017 13,203,987
Shutterstock, Inc. ..................... 595,004 9,883,016
Teads Holding Co.
(a) (b)
.................. 942,338 620,624
Travelzoo
(a) (b)
........................ 132,851 786,478
TripAdvisor, Inc.
(a) (b)
................... 2,795,403 29,798,996
Webtoon Entertainment, Inc.
(a) (b)
........... 440,432 4,047,570
Security
Shares
Shares Value
Interactive Media & Services (continued)
Yelp, Inc.
(a) (b)
........................ 1,439,786 $ 35,620,306
Ziff Davis, Inc.
(a) (b)
..................... 951,608 39,929,472
ZipRecruiter, Inc. , Class A
(a) (b)
............. 1,562,656 2,875,287
284,741,100
IT Services — 0.7%
Applied Digital Corp.
(a) (b)
................ 5,769,679 136,972,179
ASGN, Inc.
(a) (b)
....................... 1,033,831 40,019,598
Backblaze, Inc. , Class A
(a) (b)
.............. 1,330,620 4,590,639
BigBear.ai Holdings, Inc.
(a) (b)
.............. 10,568,751 37,202,003
Commerce.com, Inc.
(a) (b)
................ 1,745,552 4,660,624
Crexendo, Inc.
(a) (b)
.................... 389,428 2,402,771
CSP, Inc.
(a)
......................... 161,190 1,394,293
DigitalOcean Holdings, Inc.
(a) (b)
............ 1,842,188 158,022,887
Fastly, Inc. , Class A
(a) (b)
................. 3,438,667 99,927,663
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
.... 1,689,313 9,629,084
Hackett Group, Inc. (The) ............... 592,988 7,714,774
Information Services Group, Inc. ........... 974,478 3,741,996
Rackspace Technology, Inc.
(a) (b)
........... 2,219,314 2,174,484
TSS, Inc.
(a) (b)
........................ 553,472 7,200,671
Tucows, Inc. , Class A
(a) (b)
................ 161,807 2,776,608
Unisys Corp.
(a) (b)
...................... 1,742,254 3,606,466
VTEX , Class A
(a) (b)
.................... 1,356,429 5,425,716
Whitefiber, Inc.
(a) (b)
.................... 278,132 3,312,552
530,775,008
Leisure Products — 0.4%
Acushnet Holdings Corp. ................ 664,529 62,120,171
American Outdoor Brands, Inc.
(a) (b)
......... 257,029 2,400,651
Callaway Golf Co.
(a) (b)
.................. 3,207,174 44,515,575
Clarus Corp. ........................ 647,880 1,762,233
Escalade, Inc. ....................... 236,308 4,057,408
Funko, Inc. , Class A
(a) (b)
................. 975,692 3,073,430
JAKKS Pacific, Inc. ................... 223,160 4,445,347
Johnson Outdoors, Inc. , Class A ........... 138,376 6,435,868
Latham Group, Inc.
(a) (b)
................. 1,172,673 6,297,254
Malibu Boats, Inc. , Class A
(a) (b)
............ 448,122 11,615,322
Marine Products Corp. ................. 178,564 1,298,160
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 381,778 7,830,267
Peloton Interactive, Inc. , Class A
(a) (b)
........ 9,617,538 41,259,238
Polaris, Inc. ......................... 1,291,744 70,400,048
Smith & Wesson Brands, Inc. ............. 1,085,896 15,560,890
Sturm Ruger & Co., Inc. ................ 336,774 13,501,270
296,573,132
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. , Class A
(a) (b)
........... 2,732,794 58,017,217
Adaptive Biotechnologies Corp.
(a) (b)
......... 3,626,190 50,331,517
Alpha Teknova, Inc.
(b)
.................. 254,431 735,306
Atlantic International Corp.
(a) (b)
............ 156,629 474,586
Azenta, Inc.
(a) (b)
...................... 991,547 20,951,388
BioLife Solutions, Inc.
(b)
................. 1,017,478 19,413,480
Codexis, Inc.
(a) (b)
..................... 2,202,102 3,589,426
CryoPort, Inc.
(a) (b)
..................... 1,172,612 9,709,227
Cytek Biosciences, Inc.
(b)
................ 2,885,147 12,608,093
Fortrea Holdings, Inc.
(b)
................. 2,269,445 21,378,172
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 1,025,301 6,285,095
Lifecore Biomedical, Inc.
(a) (b)
.............. 659,781 2,454,385
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
2,643,054 7,479,843
MaxCyte, Inc.
(a) (b)
..................... 2,510,867 1,763,884
Mesa Laboratories, Inc. ................ 126,210 11,159,488
OmniAb, Inc.
(a) (b)
..................... 2,501,404 3,927,204
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 130,676 1
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 130,676 1
Pacific Biosciences of California, Inc.
(a) (b)
..... 6,762,370 8,926,329
Personalis, Inc.
(a) (b)
.................... 1,243,362 7,920,216

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Quanterix Corp.
(a) (b)
................... 1,024,641 $ 3,606,736
Quantum-Si, Inc. , Class A
(a) (b)
............. 4,162,290 3,221,613
Standard BioTools, Inc.
(a) (b)
............... 7,074,643 6,503,719
260,456,926
Machinery — 3.9%
3D Systems Corp.
(a) (b)
.................. 3,424,303 6,437,690
Aebi Schmidt Holding AG
(a)
.............. 892,090 8,662,194
AirJoule Technologies Corp.
(a) (b)
........... 712,443 1,788,232
Alamo Group, Inc. .................... 250,741 41,364,743
Albany International Corp. , Class A ......... 696,710 36,375,229
Alliance Laundry Holdings, Inc.
(a) (b)
......... 1,064,576 22,079,306
Astec Industries, Inc. .................. 555,436 29,904,674
Atmus Filtration Technologies, Inc.
(a)
........ 1,993,137 113,150,387
Blue Bird Corp.
(a) (b)
.................... 770,092 43,733,525
CECO Environmental Corp.
(a) (b)
........... 715,143 42,608,220
Chart Industries, Inc.
(b)
................. 1,096,562 226,714,193
Columbus McKinnon Corp. .............. 696,602 10,121,627
Douglas Dynamics, Inc. ................ 551,493 23,212,340
Eastern Co. (The) .................... 125,295 2,535,971
Energy Recovery, Inc.
(a) (b)
............... 1,248,386 12,571,247
Enerpac Tool Group Corp. , Class A ......... 1,281,132 46,722,884
Enpro, Inc.
(a)
........................ 512,384 128,429,050
ESCO Technologies, Inc. ............... 629,665 177,168,841
Federal Signal Corp. .................. 1,455,049 157,348,999
Franklin Electric Co., Inc. ............... 939,052 86,552,423
Gencor Industries, Inc.
(b)
................ 217,726 3,265,890
Gorman-Rupp Co. (The) ................ 497,602 30,916,012
Graham Corp.
(a) (b)
..................... 252,680 19,941,506
Greenbrier Cos., Inc. (The) .............. 741,372 39,033,236
Helios Technologies, Inc. ................ 806,106 52,163,119
Hillman Solutions Corp.
(a) (b)
.............. 4,809,302 40,013,393
Hyster-Yale, Inc. , Class A ............... 301,907 9,814,997
JBT Marel Corp.
(a)
.................... 1,265,084 161,766,291
Kadant, Inc.
(a)
....................... 285,630 83,503,930
Kennametal, Inc. ..................... 1,851,759 66,904,053
L B Foster Co. , Class A
(a) (b)
.............. 241,724 6,744,100
Lindsay Corp. ....................... 253,938 30,236,398
Luxfer Holdings plc ................... 630,902 7,684,386
Manitowoc Co., Inc. (The)
(b)
.............. 850,871 9,912,647
Mayville Engineering Co., Inc.
(a) (b)
.......... 324,259 5,820,449
Microvast Holdings, Inc.
(a) (b)
.............. 4,913,343 7,370,014
Miller Industries, Inc. .................. 266,771 12,151,419
Mueller Water Products, Inc. , Class A ....... 3,776,405 103,813,373
Omega Flex, Inc. ..................... 74,226 2,303,975
Palladyne AI Corp.
(a) (b)
.................. 716,888 4,351,510
Park-Ohio Holdings Corp. ............... 233,902 5,623,004
Proto Labs, Inc.
(b)
..................... 577,827 32,947,696
Richtech Robotics, Inc. , Class B
(a) (b)
........ 4,067,141 8,500,325
SPX Technologies, Inc.
(b)
................ 1,168,245 233,578,905
Standex International Corp.
(a)
............. 291,722 74,348,269
Tennant Co. ........................ 438,088 29,089,043
Terex Corp. ......................... 2,721,642 160,849,042
Titan International, Inc.
(b)
................ 1,163,204 8,037,740
Trinity Industries, Inc. .................. 1,955,745 62,935,874
Wabash National Corp. ................. 1,001,570 8,633,533
Watts Water Technologies, Inc. , Class A ...... 663,444 192,591,159
Worthington Enterprises, Inc. ............. 763,806 39,824,845
2,772,151,908
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.
(b)
......... 211,485 3,271,673
Costamare, Inc. ...................... 1,095,836 18,519,628
Genco Shipping & Trading Ltd. ............ 770,288 17,369,995
Himalaya Shipping Ltd.
(a)
................ 670,676 8,919,991
Security
Shares
Shares Value
Marine Transportation (continued)
Matson, Inc. ........................ 749,378 $ 122,853,029
Pangaea Logistics Solutions Ltd. .......... 720,830 5,103,476
Safe Bulkers, Inc. .................... 1,257,409 7,959,399
183,997,191
Media — 0.9%
Advantage Solutions, Inc.
(a) (b)
............. 92,525 1,955,988
AMC Networks, Inc. , Class A
(b)
............ 793,181 5,385,699
Boston Omaha Corp. , Class A
(a) (b)
.......... 525,249 6,134,908
Cable One, Inc.
(b)
..................... 125,599 11,455,885
EchoStar Corp. , Class A
(a) (b)
.............. 3,287,335 384,848,309
Emerald Holding, Inc. .................. 370,178 1,669,503
Entravision Communications Corp. , Class A ... 1,491,015 4,428,315
EW Scripps Co. (The) , Class A
(a) (b)
......... 1,584,556 5,894,548
Gambling.com Group Ltd.
(a) (b)
............. 503,340 1,952,959
Gray Media, Inc. ..................... 2,164,227 9,392,745
Ibotta, Inc. , Class A
(a) (b)
................. 274,369 8,222,839
iHeartMedia, Inc. , Class A
(a) (b)
............. 2,951,191 8,617,478
John Wiley & Sons, Inc. , Class A .......... 977,571 37,245,455
Magnite, Inc.
(a) (b)
...................... 3,456,934 41,068,376
National CineMedia, Inc. ................ 1,620,997 4,944,041
Newsmax, Inc. , Class B
(a) (b)
.............. 1,154,688 6,027,471
Nexxen International Ltd.
(a) (b)
............. 780,811 5,090,888
Optimum Communications, Inc. , Class A
(a) (b)
... 6,389,966 8,306,956
PubMatic, Inc. , Class A
(a) (b)
............... 929,217 7,600,995
Scholastic Corp. ..................... 500,440 19,547,186
Sinclair, Inc. , Class A .................. 938,761 12,147,567
Stagwell, Inc. , Class A
(a) (b)
............... 2,663,391 16,752,729
TechTarget, Inc.
(a) (b)
................... 689,963 2,677,057
Thryv Holdings, Inc.
(b)
.................. 829,672 2,273,301
USA TODAY Co., Inc.
(a) (b)
................ 3,452,540 24,340,407
637,981,605
Metals & Mining — 2.8%
Alpha Metallurgical Resources, Inc.
(a) (b)
...... 279,970 57,469,442
American Battery Technology Co.
(a) (b)
........ 2,984,254 8,326,069
Caledonia Mining Corp. plc .............. 406,430 9,181,254
Century Aluminum Co.
(a) (b)
............... 1,378,511 80,904,811
Coeur Mining, Inc.
(b)
................... 24,631,218 462,327,962
Commercial Metals Co. ................. 2,702,178 165,994,794
Compass Minerals International, Inc.
(a) (b)
..... 764,398 17,848,693
Constellium SE , Class A
(b)
............... 3,337,522 82,036,291
Contango Silver & Gold, Inc.
(a) (b)
........... 369,318 6,924,712
Critical Metals Corp.
(a) (b)
................. 1,405,923 11,163,029
Dakota Gold Corp.
(a) (b)
.................. 2,162,922 10,922,756
Ferroglobe plc ....................... 2,880,652 11,868,286
Friedman Industries, Inc. ................ 144,357 2,558,006
Hecla Mining Co. ..................... 15,411,533 287,116,860
Idaho Strategic Resources, Inc.
(a) (b)
......... 356,239 11,442,397
Ivanhoe Electric, Inc.
(a) (b)
................ 2,582,779 30,528,448
Kaiser Aluminum Corp. ................. 391,024 47,122,302
Lifezone Metals Ltd.
(a) (b)
................. 703,333 2,363,199
Materion Corp.
(a)
..................... 501,960 72,608,514
Metallus, Inc.
(a) (b)
..................... 884,086 14,445,965
NioCorp Developments Ltd.
(a) (b)
........... 2,826,101 12,604,410
Novagold Resources, Inc.
(a) (b)
............. 6,824,403 61,283,139
Perpetua Resources Corp.
(a) (b)
............ 2,102,679 59,127,333
Ramaco Resources, Inc. , Class A
(b)
......... 1,004,574 15,530,714
Ryerson Holding Corp. ................. 1,071,818 24,094,469
SSR Mining, Inc.
(a) (b)
................... 4,938,090 145,179,846
SunCoke Energy, Inc. .................. 2,035,480 13,250,975
Tredegar Corp.
(b)
..................... 629,001 5,000,558
United States Antimony Corp.
(a) (b)
.......... 2,886,962 25,203,178
US Gold Corp.
(a) (b)
.................... 308,567 4,687,133
US Goldmining, Inc.
(b)
.................. 63,212 735,155

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
USA Rare Earth, Inc.
(a) (b)
................ 4,458,207 $ 67,474,963
Vox Royalty Corp. .................... 1,407,307 7,374,289
Warrior Met Coal, Inc. .................. 1,263,886 117,730,981
Worthington Steel, Inc. ................. 804,328 24,411,355
1,976,842,288
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty Corp.
(a) (b)
....... 145,456 2,810,210
Adamas Trust, Inc. .................... 2,068,755 15,226,037
Angel Oak Mortgage REIT, Inc. ........... 309,737 2,546,038
Apollo Commercial Real Estate Finance, Inc. .. 3,428,733 36,207,421
Arbor Realty Trust, Inc. ................. 4,031,279 31,081,161
Ares Commercial Real Estate Corp. , Class C .. 1,325,666 6,363,197
ARMOUR Residential REIT, Inc. ........... 2,771,953 46,236,176
Blackstone Mortgage Trust, Inc. , Class A ..... 3,889,846 74,490,551
BrightSpire Capital, Inc. , Class A .......... 3,202,415 17,933,524
Chicago Atlantic Real Estate Finance, Inc. .... 447,782 5,068,892
Chimera Investment Corp. ............... 2,021,012 25,363,701
Claros Mortgage Trust, Inc.
(b)
............. 2,279,296 5,424,724
Dynex Capital, Inc. .................... 4,817,800 61,475,128
Ellington Financial, Inc. ................. 2,857,305 33,859,064
Franklin BSP Realty Trust, Inc. ............ 2,012,552 17,086,567
Invesco Mortgage Capital, Inc. ............ 1,969,264 15,911,653
KKR Real Estate Finance Trust, Inc. ........ 1,350,050 8,262,306
Ladder Capital Corp. , Class A ............ 2,854,440 27,887,879
Lument Finance Trust, Inc. .............. 878,085 1,106,387
MFA Financial, Inc. .................... 2,566,116 24,583,391
Nexpoint Real Estate Finance, Inc. ......... 223,858 3,015,367
Orchid Island Capital, Inc. ............... 4,519,745 31,773,807
PennyMac Mortgage Investment Trust ....... 2,151,969 25,091,959
Ready Capital Corp.
(a)
.................. 3,647,422 5,908,824
Redwood Trust, Inc. ................... 3,108,927 17,441,080
Rithm Property Trust, Inc. ............... 126,819 1,698,106
Seven Hills Realty Trust ................ 578,573 4,755,870
Sunrise Realty Trust, Inc. ............... 254,285 1,950,366
TPG Mortgage Investment Trust, Inc. ....... 756,977 5,533,502
TPG RE Finance Trust, Inc. .............. 1,755,485 13,710,338
Two Harbors Investment Corp. ............ 2,540,959 29,017,752
598,820,978
Multi-Utilities — 0.5%
Avista Corp. ........................ 1,985,631 79,703,228
Black Hills Corp. ..................... 1,841,307 127,805,119
Northwestern Energy Group, Inc. .......... 1,503,031 99,109,864
Unitil Corp. ......................... 420,932 21,989,488
328,607,699
Office REITs — 0.4%
Brandywine Realty Trust ................ 4,169,718 11,299,936
COPT Defense Properties ............... 2,790,525 85,390,065
Douglas Emmett, Inc. .................. 3,216,345 30,297,970
Easterly Government Properties, Inc. ....... 1,047,913 22,456,775
Empire State Realty Trust, Inc. , Class A ...... 3,491,024 18,153,325
Franklin Street Properties Corp. ........... 2,218,847 1,474,424
Hudson Pacific Properties, Inc.
(b)
.......... 1,323,490 7,821,826
JBG SMITH Properties ................. 1,462,567 21,368,104
NET Lease Office Properties ............. 396,434 4,566,920
Peakstone Realty Trust , Class E .......... 897,480 18,748,357
Piedmont Realty Trust, Inc. , Class A
(b)
....... 3,072,529 20,186,515
Postal Realty Trust, Inc. , Class A .......... 580,989 10,783,156
SL Green Realty Corp. ................. 1,752,027 64,719,877
317,267,250
Oil, Gas & Consumable Fuels — 4.1%
Ardmore Shipping Corp. ................ 842,896 12,854,164
BKV Corp.
(b)
........................ 611,248 17,432,793
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
California Resources Corp. .............. 1,780,874 $ 123,272,098
Calumet, Inc.
(a) (b)
..................... 1,675,468 60,149,301
Centrus Energy Corp. , Class A
(a) (b)
......... 408,797 70,963,071
Clean Energy Fuels Corp.
(b)
.............. 4,164,279 10,327,412
CNX Resources Corp.
(a) (b)
............... 3,334,374 128,540,118
Comstock Resources, Inc.
(a) (b)
............ 1,796,947 37,879,643
Core Natural Resources, Inc.
(a)
............ 1,235,559 129,400,094
Crescent Energy, Inc. , Class A
(a)
........... 6,237,820 84,210,570
CVR Energy, Inc.
(b)
.................... 755,155 25,410,966
Delek US Holdings, Inc. ................ 1,434,752 64,664,273
DHT Holdings, Inc. .................... 3,275,685 59,846,765
Diversified Energy Co. ................. 1,523,013 26,561,347
Dorian LPG Ltd. ...................... 900,881 30,810,130
Empire Petroleum Corp.
(a) (b)
.............. 322,742 955,316
Encore Energy Corp.
(a) (b)
................ 4,507,906 8,114,231
Energy Fuels, Inc.
(a) (b)
.................. 5,692,423 103,886,720
Epsilon Energy Ltd.
(a)
.................. 420,066 2,587,607
Evolution Petroleum Corp. ............... 668,759 3,062,916
Excelerate Energy, Inc. , Class A ........... 584,239 19,525,267
FLEX LNG Ltd. ...................... 748,736 22,244,947
FutureFuel Corp. ..................... 618,889 2,382,723
Gevo, Inc.
(a) (b)
....................... 5,708,673 15,584,677
Golar LNG Ltd. ...................... 2,360,951 127,751,059
Granite Ridge Resources, Inc. ............ 1,269,621 7,452,675
Green Plains, Inc.
(b)
................... 1,665,202 27,392,573
Gulfport Energy Corp.
(a) (b)
............... 386,440 81,759,111
HighPeak Energy, Inc.
(a)
................ 568,316 3,921,380
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 379,998 6,691,765
International Seaways, Inc.
(a)
............. 976,284 71,151,578
Kinetik Holdings, Inc. , Class A ............ 1,120,642 54,250,279
Kolibri Global Energy, Inc.
(a) (b)
............. 778,028 4,271,374
Kosmos Energy Ltd.
(a) (b)
................. 11,525,951 32,042,144
Lightbridge Corp.
(a) (b)
................... 704,370 7,508,584
Magnolia Oil & Gas Corp. , Class A ......... 4,389,739 138,584,060
Murphy Oil Corp. ..................... 3,285,283 135,517,924
NACCO Industries, Inc. , Class A ........... 89,982 4,676,365
Navigator Holdings Ltd.
(a)
............... 700,328 13,537,340
New Fortress Energy, Inc. , Class A
(a) (b)
....... 4,338,064 2,559,458
NextDecade Corp.
(a) (b)
.................. 4,217,787 32,308,248
NextNRG, Inc.
(a) (b)
.................... 677,055 270,822
Nordic American Tankers Ltd. ............ 4,946,225 28,984,878
Northern Oil & Gas, Inc. ................ 2,339,660 68,388,262
OPAL Fuels, Inc. , Class A
(a) (b)
............. 474,029 1,194,553
Par Pacific Holdings, Inc.
(a) (b)
............. 1,203,785 75,405,092
PBF Energy, Inc. , Class A ............... 2,034,699 96,892,366
Peabody Energy Corp.
(a)
................ 2,969,696 97,851,483
Prairie Operating Co.
(a) (b)
................ 767,857 1,558,750
PrimeEnergy Resources Corp.
(a) (b)
.......... 11,788 2,744,836
REX American Resources Corp.
(b)
......... 700,743 31,932,858
Riley Exploration Permian, Inc. ............ 363,101 13,235,031
Sable Offshore Corp. , Class A
(a) (b)
.......... 3,008,961 49,708,036
SandRidge Energy, Inc. ................ 793,650 12,944,431
Scorpio Tankers, Inc. .................. 1,095,690 81,804,215
SFL Corp. Ltd. ....................... 2,912,121 31,421,786
SM Energy Co. ...................... 6,057,912 188,885,696
Summit Midstream Corp.
(a) (b)
............. 208,894 6,316,955
Talos Energy, Inc.
(a) (b)
.................. 3,113,291 49,065,466
Teekay Corp. Ltd. .................... 1,304,375 15,926,419
Teekay Tankers Ltd. , Class A ............. 583,446 42,778,261
Uranium Energy Corp.
(a) (b)
............... 11,569,858 156,193,083
VAALCO Energy, Inc. .................. 2,532,925 16,058,744
Verde Clean Fuels, Inc.
(a) (b)
.............. 85,142 143,890
Vitesse Energy, Inc. ................... 698,831 12,690,771
W&T Offshore, Inc. .................... 2,402,655 8,193,054
World Kinect Corp. .................... 1,309,729 30,215,448

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
XCF Global, Inc. , Class A
(a) (b)
............. 536,264 $ 196,004
2,933,044,256
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(b)
............... 368,437 5,298,124
Magnera Corp.
(a) (b)
.................... 783,698 7,452,968
Sylvamo Corp. ...................... 815,877 34,462,645
47,213,737
Passenger Airlines — 0.4%
(b)
Allegiant Travel Co. ................... 351,439 28,480,616
Frontier Group Holdings, Inc.
(a)
............ 1,416,781 5,001,237
JetBlue Airways Corp.
(a)
................ 7,192,011 31,788,689
Joby Aviation, Inc. , Class A
(a)
............. 14,190,981 117,217,503
SkyWest, Inc.
(a)
...................... 986,074 90,551,175
Sun Country Airlines Holdings, Inc. ......... 1,250,657 20,660,854
293,700,074
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
........ 2,768,911 2,464,331
Edgewell Personal Care Co. ............. 1,087,555 23,208,424
FitLife Brands, Inc.
(a) (b)
.................. 67,943 964,791
Herbalife Ltd.
(a) (b)
..................... 2,488,008 36,623,478
Honest Co., Inc. (The)
(a) (b)
............... 2,284,551 6,716,580
Interparfums, Inc. ..................... 444,138 40,345,496
Lifevantage Corp.
(a)
................... 246,437 1,064,608
Medifast, Inc.
(a) (b)
..................... 274,606 2,798,235
Nature's Sunshine Products, Inc.
(a) (b)
........ 408,049 9,789,095
Niagen Bioscience, Inc.
(a) (b)
.............. 1,314,370 5,796,372
Nu Skin Enterprises, Inc. , Class A .......... 1,202,402 8,753,486
Olaplex Holdings, Inc.
(a) (b)
............... 3,380,335 6,862,080
USANA Health Sciences, Inc.
(b)
........... 276,099 4,823,449
Waldencast plc , Class A
(a) (b)
.............. 916,980 870,856
151,081,281
Pharmaceuticals — 2.4%
Aardvark Therapeutics, Inc.
(a) (b)
............ 303,820 1,145,401
Aclaris Therapeutics, Inc.
(a) (b)
............. 2,253,300 8,449,875
Alumis, Inc.
(a) (b)
...................... 1,657,880 36,523,096
Amneal Pharmaceuticals, Inc. , Class A
(a) (b)
.... 3,664,366 45,548,069
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 872,299 17,088,337
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 2,210,828 30,730,509
ANI Pharmaceuticals, Inc.
(a) (b)
............. 456,399 35,097,083
Aquestive Therapeutics, Inc.
(a) (b)
........... 2,477,580 10,281,957
Arvinas, Inc.
(a) (b)
...................... 1,359,885 14,414,781
Atea Pharmaceuticals, Inc.
(a) (b)
............ 1,710,467 9,202,313
Axsome Therapeutics, Inc.
(a) (b)
............ 1,003,563 169,622,218
BioAge Labs, Inc.
(a) (b)
.................. 726,590 12,708,059
Biote Corp. , Class A
(a) (b)
................. 685,335 925,202
Collegium Pharmaceutical, Inc.
(a) (b)
......... 760,928 25,163,889
CorMedix, Inc.
(a) (b)
.................... 1,834,736 12,457,857
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 2,369,283 86,052,359
Definium Therapeutics, Inc.
(a) (b)
............ 2,384,471 45,066,502
Edgewise Therapeutics, Inc.
(b)
............ 1,637,241 51,573,092
Enliven Therapeutics, Inc.
(a) (b)
............. 958,392 37,568,966
Esperion Therapeutics, Inc.
(a) (b)
............ 5,847,555 16,022,301
Eton Pharmaceuticals, Inc.
(a) (b)
............ 622,578 15,365,225
Evolus, Inc.
(a) (b)
...................... 1,314,508 5,402,628
EyePoint, Inc.
(a) (b)
..................... 1,874,037 24,156,337
Fulcrum Therapeutics, Inc.
(a) (b)
............ 1,427,824 10,951,410
Harmony Biosciences Holdings, Inc.
(a) (b)
...... 1,060,378 29,701,188
Harrow, Inc.
(a) (b)
...................... 764,188 26,945,269
Indivior Pharmaceuticals, Inc.
(b)
........... 3,041,979 92,719,520
Innoviva, Inc.
(a) (b)
..................... 1,797,349 41,878,232
Journey Medical Corp.
(a) (b)
............... 421,989 1,979,128
LB Pharmaceuticals, Inc.
(a) (b)
............. 470,076 11,592,074
Security
Shares
Shares Value
Pharmaceuticals (continued)
LENZ Therapeutics, Inc.
(a) (b)
.............. 476,904 $ 4,363,672
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 470,254 93,886,211
Liquidia Corp.
(a) (b)
..................... 1,585,694 59,844,092
Maze Therapeutics, Inc.
(a) (b)
.............. 639,112 19,077,493
MBX Biosciences, Inc.
(b)
................ 692,013 20,656,588
MediWound Ltd.
(a) (b)
................... 211,848 3,412,871
Nuvation Bio, Inc. , Class A
(a) (b)
............ 5,852,540 25,107,397
Ocular Therapeutix, Inc.
(a) (b)
.............. 4,562,698 38,646,052
Omeros Corp.
(a) (b)
..................... 1,659,603 17,525,408
Pacira BioSciences, Inc.
(a) (b)
.............. 993,102 22,444,105
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 1,110,676 12,339,610
Phibro Animal Health Corp. , Class A ........ 497,464 27,514,734
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 1,163,697 68,972,321
Rapport Therapeutics, Inc.
(a) (b)
............ 711,107 22,250,538
Septerna, Inc.
(a) (b)
..................... 520,617 12,510,427
SIGA Technologies, Inc. ................ 994,592 5,321,067
Supernus Pharmaceuticals, Inc.
(a) (b)
......... 1,336,821 69,100,278
Tarsus Pharmaceuticals, Inc.
(b)
............ 959,218 67,289,143
Terns Pharmaceuticals, Inc.
(b)
............. 2,320,931 122,359,482
Theravance Biopharma, Inc.
(b)
............ 931,101 15,111,769
Third Harmonic Bio, Inc.
(b) (d)
.............. 603,448 6
Trevi Therapeutics, Inc.
(a) (b)
.............. 2,311,653 27,578,020
Tvardi Therapeutics, Inc.
(a) (b)
............. 161,420 513,316
WaVe Life Sciences Ltd.
(a) (b)
.............. 3,377,591 24,487,535
Xeris Biopharma Holdings, Inc.
(a) (b)
......... 3,838,090 22,260,922
Zevra Therapeutics, Inc.
(a) (b)
.............. 1,339,774 12,486,694
1,741,392,628
Professional Services — 1.4%
Alight, Inc. , Class A ................... 11,231,396 6,544,535
Asure Software, Inc.
(a) (b)
................. 576,960 4,961,856
Barrett Business Services, Inc. ............ 606,702 17,703,564
BlackSky Technology, Inc. , Class A
(a) (b)
....... 770,050 19,374,458
CBIZ, Inc.
(a) (b)
........................ 1,202,305 32,281,889
Conduent, Inc.
(b)
..................... 3,903,994 4,997,112
CRA International, Inc. ................. 155,019 25,094,476
CSG Systems International, Inc. ........... 685,358 54,787,519
Exponent, Inc. ....................... 1,208,517 78,855,734
Falcon's Beyond Global, Inc. , Class A
(a) (b)
..... 378,069 5,330,773
First Advantage Corp.
(a) (b)
............... 1,923,265 22,617,596
Forrester Research, Inc.
(a) (b)
.............. 289,888 1,640,766
Franklin Covey Co.
(a) (b)
................. 241,743 3,817,122
HireQuest, Inc.
(a)
..................... 105,336 1,051,253
Huron Consulting Group, Inc.
(a) (b)
.......... 413,451 52,710,868
IBEX Holdings Ltd.
(a) (b)
................. 251,655 6,749,387
ICF International, Inc. .................. 446,805 29,171,899
Innodata, Inc.
(a) (b)
..................... 749,873 28,960,095
Insperity, Inc. ........................ 876,742 23,707,104
Kelly Services, Inc. , Class A, NVS ......... 752,311 6,657,952
Kforce, Inc. ......................... 427,614 12,503,433
Korn Ferry ......................... 1,283,517 80,797,395
Legalzoom.com, Inc.
(a) (b)
................ 3,033,828 17,201,805
Maximus, Inc. ....................... 1,326,298 85,015,702
Mistras Group, Inc.
(a) (b)
................. 275,293 4,068,831
Planet Labs PBC , Class A
(a) (b)
............. 6,565,838 183,515,172
Public Policy Holding Co., Inc. ............ 81,379 1,064,437
RCM Technologies, Inc.
(a) (b)
.............. 107,200 2,051,808
Resolute Holdings Management, Inc.
(a) (b)
..... 103,650 16,822,395
Resources Connection, Inc. .............. 782,079 2,917,155
Skillsoft Corp. , Class A
(a) (b)
............... 125,497 538,382
Spire Global, Inc. , Class A
(a) (b)
............ 703,278 8,847,237
TIC Solutions, Inc.
(a) (b)
.................. 4,905,920 32,280,954
TriNet Group, Inc. .................... 729,516 26,576,268
TrueBlue, Inc.
(a) (b)
..................... 736,460 2,879,559
TTEC Holdings, Inc.
(b)
.................. 535,023 1,337,558

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Upwork, Inc.
(a) (b)
...................... 2,989,868 $ 32,768,953
Verra Mobility Corp. , Class A
(b)
............ 3,912,315 55,906,981
Willdan Group, Inc.
(a) (b)
................. 341,365 26,134,904
1,020,244,887
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(b)
.......... 30,504 471,287
Compass, Inc. , Class A
(b)
................ 15,593,825 113,990,861
Cushman & Wakefield Ltd.
(b)
............. 3,365,724 41,263,776
Douglas Elliman, Inc.
(a) (b)
................ 1,838,078 3,014,448
eXp World Holdings, Inc. ................ 2,217,354 13,281,950
Forestar Group, Inc.
(a) (b)
................. 480,594 11,745,717
FRP Holdings, Inc.
(a) (b)
.................. 276,392 6,047,457
Kennedy-Wilson Holdings, Inc. ............ 2,945,147 31,866,491
Marcus & Millichap, Inc. ................ 608,734 16,186,237
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 174,600 2,687,094
Newmark Group, Inc. , Class A
(a)
........... 3,704,294 55,527,367
RE/MAX Holdings, Inc. , Class A
(a) (b)
......... 463,509 2,669,812
Real Brokerage, Inc. (The)
(a) (b)
............ 3,416,255 8,540,638
RMR Group, Inc. (The) , Class A ........... 400,770 6,199,912
Seaport Entertainment Group, Inc.
(a) (b)
....... 171,226 3,677,934
St. Joe Co. (The) ..................... 930,382 58,427,990
Stratus Properties, Inc.
(b)
................ 156,886 4,788,161
Tejon Ranch Co.
(a) (b)
................... 515,475 9,711,549
Transcontinental Realty Investors, Inc.
(b)
..... 34,047 1,187,559
391,286,240
Residential REITs — 0.3%
BRT Apartments Corp. ................. 276,505 3,688,577
Centerspace ........................ 413,355 23,747,245
Clipper Realty, Inc. .................... 323,473 976,888
Independence Realty Trust, Inc. ........... 5,892,788 87,743,613
NexPoint Residential Trust, Inc. ........... 557,338 13,933,450
UMH Properties, Inc. .................. 1,952,886 28,180,145
Veris Residential, Inc. .................. 1,933,708 36,489,070
194,758,988
Retail REITs — 1.2%
Acadia Realty Trust ................... 3,231,303 61,782,513
Alexander's, Inc. ..................... 53,315 12,593,003
CBL & Associates Properties, Inc. .......... 460,586 17,700,320
Curbline Properties Corp. ............... 2,369,876 61,119,102
FrontView REIT, Inc. ................... 490,621 7,589,907
Getty Realty Corp. .................... 1,323,060 42,073,308
InvenTrust Properties Corp. .............. 1,957,178 59,615,642
Kite Realty Group Trust ................. 5,317,618 130,547,522
Macerich Co. (The) ................... 6,272,657 118,553,217
NETSTREIT Corp. .................... 2,041,461 38,440,711
Phillips Edison & Co., Inc. ............... 3,080,353 115,266,809
Saul Centers, Inc. .................... 280,863 9,150,517
SITE Centers Corp. ................... 1,288,334 6,957,004
Tanger, Inc. ......................... 2,767,985 94,056,130
Urban Edge Properties ................. 3,132,499 62,587,330
Whitestone REIT ..................... 1,115,821 18,020,509
856,053,544
Semiconductors & Semiconductor Equipment — 3.4%
ACM Research, Inc. , Class A
(a) (b)
........... 1,246,205 49,038,167
Aehr Test Systems
(a) (b)
.................. 711,104 26,367,736
Aeluma, Inc.
(a) (b)
...................... 322,901 4,226,774
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 619,591 13,730,137
Ambarella, Inc.
(a) (b)
.................... 999,998 51,474,897
Ambiq Micro, Inc.
(b)
.................... 425,914 10,822,475
Atomera, Inc.
(a) (b)
..................... 743,402 2,832,362
Axcelis Technologies, Inc.
(a) (b)
............. 755,444 70,316,727
Blaize Holdings, Inc.
(a) (b)
................ 2,254,345 4,102,908
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
CEVA, Inc.
(a) (b)
....................... 628,445 $ 11,739,353
Cohu, Inc.
(a) (b)
....................... 1,112,408 34,061,933
Credo Technology Group Holding Ltd.
(b)
...... 3,913,268 367,338,467
Diodes, Inc.
(a) (b)
...................... 1,116,623 76,220,686
FormFactor, Inc.
(a) (b)
................... 1,889,212 183,234,672
Ichor Holdings Ltd.
(b)
................... 825,920 38,496,131
Impinj, Inc.
(a) (b)
....................... 680,586 69,896,182
indie Semiconductor, Inc. , Class A
(a) (b)
....... 4,792,186 15,430,839
Kopin Corp.
(a) (b)
...................... 4,197,452 9,444,267
Kulicke & Soffa Industries, Inc. ............ 1,238,496 81,393,957
MaxLinear, Inc.
(a) (b)
.................... 1,987,801 34,567,859
Navitas Semiconductor Corp.
(a) (b)
.......... 4,924,310 43,186,199
NVE Corp. ......................... 115,283 7,551,036
PDF Solutions, Inc.
(a) (b)
................. 777,994 25,448,184
Penguin Solutions, Inc.
(a) (b)
............... 1,290,943 22,720,597
Photronics, Inc.
(a) (b)
.................... 1,386,572 56,031,374
Power Integrations, Inc. ................ 1,339,038 68,558,746
Rambus, Inc.
(b)
...................... 2,620,003 225,398,858
Rigetti Computing, Inc.
(a) (b)
............... 7,918,543 111,176,344
Semtech Corp.
(a) (b)
.................... 2,256,710 173,518,432
Silicon Laboratories, Inc.
(b)
............... 790,320 164,505,108
SiTime Corp.
(a) (b)
..................... 545,471 188,378,410
SkyWater Technology, Inc.
(a) (b)
............ 860,761 23,593,459
Synaptics, Inc.
(a) (b)
.................... 945,864 66,248,314
Ultra Clean Holdings, Inc.
(b)
.............. 1,083,949 67,399,949
Veeco Instruments, Inc.
(a) (b)
.............. 1,443,862 48,889,167
2,447,340,706
Software — 4.4%
8x8, Inc.
(b)
.......................... 3,265,706 5,421,072
A10 Networks, Inc. .................... 1,740,937 40,250,463
ACI Worldwide, Inc.
(b)
.................. 2,543,456 104,307,131
Adeia, Inc. ......................... 2,647,737 63,625,120
Agilysys, Inc.
(a) (b)
..................... 627,744 44,657,708
Airship AI Holdings, Inc. , Class A
(a) (b)
........ 602,334 1,361,275
Alarm.com Holdings, Inc.
(b)
.............. 1,161,721 50,174,730
Alkami Technology, Inc.
(a) (b)
.............. 1,676,346 26,268,342
Amplitude, Inc. , Class A
(a) (b)
.............. 2,367,374 16,145,491
Appian Corp. , Class A
(a) (b)
............... 955,494 23,036,960
Arteris, Inc.
(a) (b)
....................... 759,074 12,479,177
Asana, Inc. , Class A
(a) (b)
................. 2,119,617 13,565,549
AudioEye, Inc.
(a) (b)
.................... 200,595 1,277,790
AvePoint, Inc. , Class A
(b)
................ 3,624,976 34,473,522
Bit Digital, Inc.
(a) (b)
..................... 8,001,686 10,482,209
Bitdeer Technologies Group , Class A
(a) (b)
..... 2,978,572 25,764,648
Blackbaud, Inc.
(b)
..................... 919,154 35,488,536
BlackLine, Inc.
(a) (b)
.................... 1,208,835 44,726,895
Blend Labs, Inc. , Class A
(a) (b)
............. 4,850,517 8,245,879
Box, Inc. , Class A
(b)
................... 3,416,679 80,770,292
Braze, Inc. , Class A
(a) (b)
................. 2,134,792 50,402,439
C3.ai, Inc. , Class A
(a) (b)
................. 3,120,710 26,276,378
Cerence, Inc.
(a) (b)
..................... 1,065,491 6,723,248
Chaince Digital Holdings, Inc.
(a) (b)
.......... 906,589 3,608,224
Cipher Digital, Inc.
(a) (b)
.................. 7,878,334 101,394,159
Cleanspark, Inc.
(a) (b)
................... 6,154,476 52,374,591
Clear Secure, Inc. , Class A .............. 2,138,659 103,532,482
Clearwater Analytics Holdings, Inc. , Class A
(b)
.. 6,758,740 159,844,201
Commvault Systems, Inc.
(b)
.............. 1,073,024 83,577,839
Consensus Cloud Solutions, Inc.
(a) (b)
........ 461,955 10,966,812
Core Scientific, Inc.
(a) (b)
................. 7,053,724 105,523,711
CS Disco, Inc.
(b)
...................... 638,860 2,440,445
Daily Journal Corp.
(a) (b)
................. 30,417 14,671,336
Digimarc Corp.
(a) (b)
.................... 391,744 1,923,463
Digital Turbine, Inc.
(a) (b)
................. 2,628,866 7,571,134
Domo, Inc. , Class B
(a) (b)
................. 841,592 2,575,271

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
D-Wave Quantum, Inc.
(a) (b)
............... 8,860,749 $ 127,860,608
eGain Corp.
(a) (b)
...................... 401,248 3,165,847
EverCommerce, Inc.
(a) (b)
................ 350,376 4,004,798
Expensify, Inc. , Class A
(a) (b)
.............. 1,429,020 1,243,104
Five9, Inc.
(a) (b)
....................... 1,913,323 29,025,110
Freshworks, Inc. , Class A
(a) (b)
............. 5,072,475 40,731,974
Hut 8 Corp.
(a) (b)
...................... 2,379,751 111,634,119
I3 Verticals, Inc. , Class A
(a) (b)
............. 562,641 12,580,653
Intapp, Inc.
(a) (b)
....................... 1,389,586 35,698,464
InterDigital, Inc. ...................... 628,190 189,713,380
Kaltura, Inc.
(a) (b)
...................... 2,000,021 2,440,026
Life360, Inc.
(a) (b)
...................... 503,841 20,566,790
LiveRamp Holdings, Inc.
(a) (b)
.............. 1,525,656 40,460,397
MARA Holdings, Inc.
(a) (b)
................ 9,223,979 75,267,669
Mitek Systems, Inc.
(a) (b)
................. 1,077,897 14,551,609
N-able, Inc.
(a) (b)
...................... 1,753,164 8,187,276
NCR Voyix Corp.
(a) (b)
................... 3,476,235 22,004,568
NextNav, Inc.
(a) (b)
..................... 2,295,598 36,775,480
ON24, Inc.
(b)
........................ 912,152 7,388,431
OneSpan, Inc. ....................... 935,570 9,851,552
Ooma, Inc.
(b)
........................ 597,302 8,690,744
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 1,479,438 17,235,453
PagerDuty, Inc.
(a) (b)
.................... 2,167,411 13,459,622
PAR Technology Corp.
(a) (b)
............... 972,803 12,967,464
Porch Group, Inc.
(a) (b)
.................. 2,137,581 15,326,456
Progress Software Corp.
(b)
............... 1,018,399 26,121,934
Q2 Holdings, Inc.
(a) (b)
................... 1,511,391 71,488,794
Qualys, Inc.
(a) (b)
...................... 874,615 76,834,928
Rapid7, Inc.
(b)
....................... 1,609,769 8,869,827
Red Violet, Inc.
(b)
..................... 278,907 9,650,182
ReposiTrak, Inc.
(a)
.................... 270,699 2,057,312
Rezolve AI plc
(a) (b)
..................... 5,361,829 13,726,282
Rimini Street, Inc.
(a) (b)
.................. 1,252,321 4,107,613
Riot Platforms, Inc.
(a) (b)
................. 8,470,949 104,700,930
SEMrush Holdings, Inc. , Class A
(a) (b)
........ 1,138,582 13,594,669
Silvaco Group, Inc.
(a) (b)
................. 190,831 1,351,083
SoundHound AI, Inc. , Class A
(a) (b)
.......... 9,414,501 64,677,622
SoundThinking, Inc.
(a) (b)
................. 227,700 1,507,374
Sprinklr, Inc. , Class A
(b)
................. 2,790,409 16,742,454
Sprout Social, Inc. , Class A
(a) (b)
............ 1,346,903 7,677,347
SPS Commerce, Inc.
(b)
................. 925,271 51,509,837
Telos Corp.
(a) (b)
....................... 1,293,482 5,419,690
Tenable Holdings, Inc.
(b)
................ 2,885,578 48,809,552
Terawulf, Inc.
(a) (b)
..................... 7,515,342 108,446,385
Varonis Systems, Inc.
(a) (b)
................ 2,825,209 60,657,237
Vertex, Inc. , Class A
(b)
.................. 1,711,388 20,348,403
Via Transportation, Inc. , Class A
(a) (b)
......... 251,871 3,778,065
Viant Technology, Inc. , Class A
(a) (b)
......... 368,419 4,126,293
Weave Communications, Inc.
(a) (b)
.......... 1,563,073 7,221,397
WM Technology, Inc. , Class A
(a) (b)
.......... 2,203,692 1,450,911
Workiva, Inc. , Class A
(a) (b)
............... 1,231,370 73,426,593
Xperi, Inc.
(a) (b)
....................... 1,135,607 6,359,399
Yext, Inc.
(a) (b)
........................ 2,460,932 9,449,979
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 5,098,724 81,171,686
3,142,043,894
Specialized REITs — 0.3%
Farmland Partners, Inc. ................ 982,419 11,032,565
Four Corners Property Trust, Inc. .......... 2,562,368 60,600,003
Gladstone Land Corp. ................. 841,263 8,580,883
Outfront Media, Inc. ................... 3,599,636 95,390,354
Safehold, Inc. ....................... 1,396,335 18,892,413
Smartstop Self Storage REIT, Inc. .......... 1,313,909 39,785,164
234,281,382
Security
Shares
Shares Value
Specialty Retail — 1.9%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 552,831 $ 1,680,606
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 1,101,111 100,608,512
Academy Sports & Outdoors, Inc. .......... 1,612,937 91,050,294
Advance Auto Parts, Inc. ................ 1,455,564 76,781,001
American Eagle Outfitters, Inc. ............ 3,870,329 64,634,494
America's Car-Mart, Inc.
(a) (b)
.............. 176,716 2,249,595
Arhaus, Inc. , Class A .................. 1,241,824 8,419,567
Arko Corp. ......................... 1,744,655 9,700,282
Asbury Automotive Group, Inc.
(a) (b)
.......... 473,228 92,473,484
Bark, Inc. , Class A
(a) (b)
.................. 2,441,273 1,236,749
Barnes & Noble Education, Inc.
(a) (b)
......... 400,956 3,540,442
Bed Bath & Beyond, Inc.
(a) (b)
.............. 1,694,199 7,861,083
Boot Barn Holdings, Inc.
(a) (b)
.............. 745,672 109,136,554
Buckle, Inc. (The) .................... 765,937 38,572,587
Build-A-Bear Workshop, Inc. ............. 297,491 11,141,038
Caleres, Inc. ........................ 843,639 8,891,955
Camping World Holdings, Inc. , Class A ...... 1,473,995 10,067,386
Citi Trends, Inc.
(a) (b)
.................... 117,767 5,101,666
Designer Brands, Inc. , Class A ............ 832,760 4,738,404
Envela Corp.
(b)
....................... 128,667 2,143,592
EVgo, Inc. , Class A
(a) (b)
................. 3,224,581 5,546,279
Genesco, Inc.
(a) (b)
..................... 244,158 7,078,140
Group 1 Automotive, Inc.
(a)
............... 285,797 94,493,062
Haverty Furniture Cos., Inc. .............. 327,203 6,930,160
J Jill, Inc. .......................... 180,247 2,065,631
Lands' End, Inc.
(a) (b)
................... 221,266 2,487,030
MarineMax, Inc.
(a) (b)
................... 471,327 12,754,109
Monro, Inc. ......................... 688,448 11,042,706
National Vision Holdings, Inc.
(a) (b)
.......... 1,892,977 49,028,104
OneWater Marine, Inc. , Class A
(a) (b)
......... 257,681 2,435,085
Outdoor Holding Co.
(a) (b)
................ 2,462,266 4,949,155
Petco Health & Wellness Co., Inc.
(a) (b)
....... 2,102,957 5,846,220
RealReal, Inc. (The)
(a) (b)
................. 2,581,638 23,441,273
Revolve Group, Inc. , Class A
(a) (b)
........... 988,113 22,341,235
Sally Beauty Holdings, Inc.
(a) (b)
............ 2,428,811 33,639,032
Shoe Carnival, Inc. .................... 448,012 6,984,507
Signet Jewelers Ltd.
(a)
.................. 962,560 81,471,078
Sleep Number Corp.
(a) (b)
................ 450,425 808,513
Sonic Automotive, Inc. , Class A ........... 365,214 25,042,724
Stitch Fix, Inc. , Class A
(a) (b)
............... 2,737,481 9,061,062
ThredUp, Inc. , Class A
(a) (b)
............... 2,438,445 7,998,100
Tile Shop Holdings, Inc.
(b)
............... 224 678
Torrid Holdings, Inc.
(a) (b)
................. 762,978 1,358,101
Upbound Group, Inc. .................. 1,280,839 23,119,144
Urban Outfitters, Inc.
(a) (b)
................ 1,581,383 100,180,613
Victoria's Secret & Co.
(a) (b)
............... 1,682,068 77,980,673
Warby Parker, Inc. , Class A
(a) (b)
............ 2,407,096 50,717,513
Winmark Corp. ...................... 71,401 30,527,498
Zumiez, Inc.
(a) (b)
...................... 327,396 7,255,095
1,356,611,811
Technology Hardware, Storage & Peripherals — 0.6%
Corsair Gaming, Inc.
(a) (b)
................ 1,194,762 6,630,929
CPI Card Group, Inc.
(a) (b)
................ 185,600 2,693,056
Diebold Nixdorf, Inc.
(a) (b)
................. 598,283 45,134,470
Eastman Kodak Co.
(a) (b)
................. 1,531,149 13,856,898
GPGI, Inc. , Class A
(a)
.................. 4,306,136 73,634,926
Immersion Corp. ..................... 704,401 3,846,029
IonQ, Inc.
(a) (b)
........................ 8,369,400 241,289,802
Quantum Computing, Inc.
(a) (b)
............. 4,896,134 33,538,518
Turtle Beach Corp.
(a) (b)
.................. 414,486 4,202,888
Xerox Holdings Corp. .................. 3,147,551 4,060,341
428,887,857

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.
(a) (b)
................. 2,849,788 $ 50,213,265
Carter's, Inc. ........................ 865,112 30,936,405
Ermenegildo Zegna NV ................. 1,501,858 15,649,360
Figs, Inc. , Class A
(a) (b)
.................. 2,165,755 31,988,201
G-III Apparel Group Ltd. ................ 889,035 24,626,269
Kontoor Brands, Inc. ................... 1,336,087 93,913,555
Lakeland Industries, Inc.
(a)
............... 185,061 1,515,650
Movado Group, Inc. ................... 378,012 9,231,053
Oxford Industries, Inc. ................. 350,718 13,506,150
Rocky Brands, Inc. .................... 172,219 6,668,320
Steven Madden Ltd. ................... 1,741,124 59,058,926
Superior Group of Cos., Inc. ............. 269,973 2,742,926
Wolverine World Wide, Inc. .............. 1,980,571 32,322,919
372,372,999
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 445,264 819,286
Turning Point Brands, Inc. ............... 443,368 38,479,909
Universal Corp. ...................... 585,772 30,870,184
70,169,379
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc. , Class A ........ 495,719 2,662,011
BlueLinx Holdings, Inc.
(a) (b)
............... 187,093 10,136,699
Boise Cascade Co. ................... 908,446 68,905,629
Custom Truck One Source, Inc.
(b)
.......... 1,487,439 9,772,474
Distribution Solutions Group, Inc.
(a) (b)
........ 233,742 6,133,390
DNOW, Inc.
(a) (b)
...................... 4,501,936 53,618,058
DXP Enterprises, Inc.
(a) (b)
................ 316,108 44,169,771
EVI Industries, Inc. .................... 150,472 3,096,714
GATX Corp. ........................ 867,801 148,168,343
Global Industrial Co. ................... 346,522 10,922,373
Herc Holdings, Inc. .................... 793,162 78,959,277
Hudson Technologies, Inc.
(a) (b)
............ 949,692 5,584,189
Karat Packaging, Inc. .................. 200,719 5,604,074
McGrath RentCorp .................... 595,198 65,638,435
NPK International, Inc.
(a) (b)
............... 1,989,928 28,834,057
Rush Enterprises, Inc. , Class A ........... 1,480,875 97,900,646
Rush Enterprises, Inc. , Class B ........... 211,447 13,606,615
Titan Machinery, Inc.
(a) (b)
................ 523,605 8,754,676
Transcat, Inc.
(a) (b)
..................... 221,189 16,246,332
Willis Lease Finance Corp.
(a)
............. 68,815 11,716,442
Xometry, Inc. , Class A
(a) (b)
............... 1,069,380 43,673,479
734,103,684
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 482,504 4,646,514
Water Utilities — 0.3%
American States Water Co. .............. 935,276 70,725,571
Cadiz, Inc.
(a) (b)
....................... 1,392,326 6,836,321
California Water Service Group ........... 1,453,360 65,895,342
Consolidated Water Co. Ltd. ............. 371,436 12,301,960
Global Water Resources, Inc. ............. 261,184 1,982,387
H2O America ....................... 809,700 47,505,099
Middlesex Water Co. .................. 433,170 22,546,499
Pure Cycle Corp.
(a) (b)
................... 476,904 4,797,654
York Water Co. (The) .................. 324,929 9,894,088
242,484,921
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
....................... 1,910,589 7,680,568
Spok Holdings, Inc. ................... 448,727 4,891,124
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.
(a)
.......... 2,416,540 $ 101,736,334
114,308,026
Total Common Stocks — 99 .7%
(Cost: $ 95,206,735,590 ) ............................ 71,110,037,308
Rights
Biotechnology — 0.0%
(b)(d)
Akero Therapeutics, Inc., CVR ........... 1,731,179 1,142,578
Contra Aduro Biotech I, CVR
(a)
........... 272,340 138,893
Contra Chinook Therape, CVR
(a)
.......... 1,316,575 223,818
Oncternal Therapeutics, Inc., CVR
(a)
........ 13,273 —
Sanofi Aatd, Inc., CVR ................. 794,436 1,318,764
2,824,053
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc. ( Expires 04/15/26 , Strike
Price USD 59.00 )
(b)
................. 62,255 130,735
Total Rights — 0.0%
(Cost: $ 1,666,871 ) ............................... 2,954,788
Total Long-Term Investments — 99.7%
(Cost: $ 95,208,402,461 ) ............................ 71,112,992,096
Short-Term Securities
Money Market Funds — 14.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(g)
................... 10,203,962,161 10,206,002,953
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 136,583,826 136,583,826
Total Short-Term Securities — 14 .5%
(Cost: $ 10,340,760,563 ) ............................ 10,342,586,779
Total Investments — 114 .2%
(Cost: $ 105,549,163,024 ) ........................... 81,455,578,875
Liabilities in Excess of Other Assets — (14.2) % ............ (10,119,654,330)
Net Assets — 100.0% ...............................
$ 71,335,924,545
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
20
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,509,822,649 $ 3,698,890,485
(a)
$ — $ (272,056) $ (2,438,125) $ 10,206,002,953 10,203,962,161 $ 69,894,011
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 95,917,690 40,666,136
(a)
— — — 136,583,826 136,583,826 7,289,652 —
$ (272,056) $ (2,438,125) $ 10,342,586,779 $ 77,183,663 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,954 06/18/26 $ 245,442 $ 1,925,886
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,925,886 $ — $ — $ — $ 1,925,886
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 31,207,992 $ — $ — $ — $ 31,207,992
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 2,464,649 $ — $ — $ — $ 2,464,649
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 276,629,634

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 ETF
Schedules of Investments
21
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 71,110,037,294 $ — $ 14 $ 71,110,037,308
Rights ................................................ 130,735 — 2,824,053 2,954,788
Short-Term Securities
Money Market Funds ...................................... 10,342,586,779 — — 10,342,586,779
$ 81,452,754,808 $ — $ 2,824,067 $ 81,455,578,875
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,925,886 $ — $ — $ 1,925,886
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2026
iShares
®
Russell 2000 Growth ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.1%
AAR Corp.
(a)
........................ 79,973 $ 8,753,845
AeroVironment, Inc.
(a) (b)
................. 308,566 56,483,006
AIRO Group Holdings, Inc.
(a) (b)
............ 117,532 893,831
Archer Aviation, Inc. , Class A
(a) (b)
........... 4,975,911 25,725,460
Astronics Corp.
(a)
..................... 233,148 15,557,966
Beta Technologies, Inc. , Class A
(a) (b)
........ 168,974 2,483,918
Byrna Technologies, Inc.
(a) (b)
.............. 151,992 1,395,286
Cadre Holdings, Inc. ................... 234,335 7,189,398
Eve Holding, Inc.
(a) (b)
................... 786,229 1,949,848
Firefly Aerospace, Inc.
(a) (b)
............... 120,392 3,427,560
Intuitive Machines, Inc. , Class A
(a) (b)
......... 54,001 1,002,259
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 1,475,718 104,052,876
Mercury Systems, Inc.
(a) (b)
............... 102,257 7,455,558
Moog, Inc. , Class A ................... 229,524 67,167,903
Park Aerospace Corp. .................. 77,912 2,133,230
Red Cat Holdings, Inc.
(a) (b)
............... 844,392 11,053,091
Redwire Corp.
(a) (b)
..................... 866,278 7,363,363
Satellogic, Inc. , Class A
(a)
............... 539,954 2,937,350
V2X, Inc.
(a)
......................... 16,937 1,160,184
Voyager Technologies, Inc. , Class A
(a) (b)
...... 279,407 6,535,330
VSE Corp. ......................... 189,604 34,962,978
York Space Systems, Inc.
(a) (b)
............. 89,782 1,990,467
371,674,707
Air Freight & Logistics — 0.0%
Forward Air Corp.
(a) (b)
.................. 66,414 1,109,778
Automobile Components — 0.5%
Dorman Products, Inc.
(a) (b)
............... 225,721 23,556,243
Fox Factory Holding Corp.
(a)
.............. 85,773 1,411,824
LCI Industries ....................... 21,017 2,584,671
Patrick Industries, Inc. ................. 264,699 29,400,118
Solid Power, Inc. , Class A
(a) (b)
............. 144,061 432,183
XPEL, Inc.
(a) (b) (c)
...................... 206,109 9,122,384
66,507,423
Automobiles — 0.0%
Livewire Group, Inc.
(a) (b)
................. 472 784
Banks — 2.6%
Amerant Bancorp, Inc. , Class A ........... 120,403 2,653,682
Arrow Financial Corp. .................. 8,107 272,152
Axos Financial, Inc.
(a)
.................. 58,291 4,959,981
Banc of California, Inc. ................. 68,551 1,205,127
BancFirst Corp. ...................... 155,942 16,919,707
Bancorp, Inc. (The)
(a)
.................. 345,313 18,553,667
Bank First Corp. ..................... 13,164 1,777,930
Bank of Hawaii Corp. .................. 251,993 18,710,480
Bank7 Corp. ........................ 3,679 146,719
Bankwell Financial Group, Inc. ............ 8,672 420,765
Bridgewater Bancshares, Inc.
(a) (b)
.......... 77,420 1,370,334
California Bancorp .................... 22,862 405,115
Capital Bancorp, Inc. .................. 22,802 678,131
Carter Bankshares, Inc.
(a) (b)
.............. 32,491 757,690
Citizens Financial Services, Inc. ........... 3,413 208,705
City Holding Co. ..................... 73,156 8,743,605
Coastal Financial Corp.
(a) (b)
.............. 104,678 7,965,996
CoastalSouth Bancshares, Inc.
(b)
.......... 5,210 128,114
Columbia Financial, Inc.
(a) (b)
.............. 16,781 293,835
Commercial Bancgroup, Inc.
(b)
............ 4,890 127,238
Community Financial System, Inc. ......... 96,750 5,674,387
Community West Bancshares ............ 22,139 515,839
ConnectOne Bancorp, Inc. .............. 95,493 2,556,348
Customers Bancorp, Inc.
(a)
............... 20,744 1,439,841
Dime Community Bancshares, Inc. ......... 57,643 1,949,486
Security
Shares
Shares Value
Banks (continued)
Eagle Bancorp, Inc. ................... 45,141 $ 1,122,657
Esquire Financial Holdings, Inc.
(b)
.......... 58,682 6,308,315
Finwise Bancorp
(a)
.................... 44,454 705,040
First BanCorp ....................... 707,142 15,104,553
First Business Financial Services, Inc. ....... 4,206 226,830
First Community Corp. ................. 15,090 441,081
First Financial Bankshares, Inc. ........... 1,097,525 32,322,111
First Financial Corp. ................... 12,073 763,014
First Internet Bancorp .................. 32,162 655,462
First Merchants Corp. .................. 27,026 1,046,717
First National Corp. ................... 5,949 160,147
First Western Financial, Inc.
(a) (b)
........... 25,034 615,336
Five Star Bancorp .................... 84,511 3,187,755
GBank Financial Holdings, Inc.
(a) (b)
......... 4,276 114,426
Glacier Bancorp, Inc. .................. 206,749 9,235,478
Greene County Bancorp, Inc. ............. 35,164 788,025
Hingham Institution for Savings (The)
(b)
...... 1,256 359,015
Hope Bancorp, Inc. ................... 50,762 567,012
International Bancshares Corp. ........... 48,347 3,253,270
Lakeland Financial Corp. ................ 111,826 6,416,576
LINKBANCORP, Inc. .................. 23,332 194,589
Live Oak Bancshares, Inc.
(b)
.............. 124,772 4,126,210
MainStreet Bancshares, Inc. ............. 5,840 129,648
Meridian Corp. ...................... 13,392 253,912
Metrocity Bankshares, Inc. .............. 104,016 2,982,139
Metropolitan Bank Holding Corp. .......... 17,598 1,465,737
NBT Bancorp, Inc. .................... 27,512 1,171,461
Nicolet Bankshares, Inc. ................ 31,101 4,622,231
Northeast Bank
(b)
..................... 36,858 4,141,733
Northfield Bancorp, Inc. ................ 36,020 487,711
Northrim Bancorp, Inc. ................. 94,588 2,164,173
Norwood Financial Corp. ................ 4,366 128,448
Old National Bancorp .................. 335,990 7,425,379
OP Bancorp ........................ 11,908 158,376
Orange County Bancorp, Inc. ............. 30,287 968,578
Origin Bancorp, Inc. ................... 12,604 522,562
Pathward Financial, Inc. ................ 182,759 16,307,586
Patriot National Bancorp, Inc.
(a) (b)
.......... 637,680 822,607
PCB Bancorp ....................... 14,562 327,499
Peapack-Gladstone Financial Corp. ........ 52,434 1,846,201
Peoples Financial Services Corp. .......... 7,781 414,961
Princeton Bancorp, Inc. ................. 5,615 189,619
Provident Financial Services, Inc. .......... 143,482 3,036,079
Richmond Mutual Bancorp, Inc. ........... 7,810 105,982
ServisFirst Bancshares, Inc. ............. 420,637 30,634,993
Shore Bancshares, Inc. ................. 38,530 719,740
SmartFinancial, Inc. ................... 20,748 810,832
Southern Missouri Bancorp, Inc. ........... 5,170 330,570
Stock Yards Bancorp, Inc. ............... 202,241 13,406,556
Texas Capital Bancshares, Inc.
(a)
.......... 48,650 4,615,912
Triumph Financial, Inc.
(a) (b)
............... 84,828 5,060,838
UMB Financial Corp. .................. 51,120 5,765,825
Union Bankshares, Inc. ................. 29,326 713,208
Unity Bancorp, Inc. .................... 28,780 1,491,667
USCB Financial Holdings, Inc. , Class A ...... 35,908 665,734
Valley National Bancorp ................ 971,162 11,925,869
WesBanco, Inc. ...................... 41,796 1,441,544
West Bancorp, Inc. .................... 19,293 458,980
313,863,383
Beverages — 0.2%
(a)
National Beverage Corp. ................ 196,164 6,600,919
Vita Coco Co., Inc. (The)
(b)
............... 389,653 18,668,275

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Beverages (continued)
Zevia PBC , Class A ................... 448,644 $ 524,913
25,794,107
Biotechnology — 12.5%
(a)
Abeona Therapeutics, Inc.
(b)
.............. 344,659 1,544,072
Absci Corp.
(b)
....................... 864,797 2,594,391
ACADIA Pharmaceuticals, Inc. ............ 1,022,931 22,770,444
Actuate Therapeutics, Inc.
(b)
.............. 74,397 203,848
ADC Therapeutics SA
(b)
................ 830,092 3,112,845
ADMA Biologics, Inc. .................. 1,887,512 17,006,483
Akebia Therapeutics, Inc.
(b)
.............. 237,280 329,819
Aktis Oncology, Inc.
(b)
.................. 86,810 1,553,031
Aldeyra Therapeutics, Inc.
(b)
.............. 363,422 614,183
Alector, Inc.
(b)
....................... 52,882 113,696
Alkermes plc ........................ 990,301 35,017,043
Altimmune, Inc.
(b)
..................... 1,063,011 3,274,074
Amicus Therapeutics, Inc. ............... 2,426,604 35,088,694
AnaptysBio, Inc.
(b)
.................... 149,178 8,273,412
Anavex Life Sciences Corp.
(b)
............. 724,366 2,223,804
Apogee Therapeutics, Inc.
(b)
.............. 359,030 30,219,555
Arbutus Biopharma Corp.
(b)
.............. 1,172,560 5,276,520
Arcellx, Inc. ......................... 312,604 35,893,191
Arcturus Therapeutics Holdings, Inc.
(b)
....... 83,790 646,859
Arcus Biosciences, Inc. ................. 504,219 10,891,130
Arcutis Biotherapeutics, Inc.
(b)
............ 894,581 21,076,328
Ardelyx, Inc. ........................ 1,959,561 11,737,770
ArriVent Biopharma, Inc.
(b)
............... 262,552 6,057,075
Arrowhead Pharmaceuticals, Inc.
(b)
......... 1,103,260 69,174,402
ARS Pharmaceuticals, Inc.
(b)
............. 477,131 3,831,362
Atrium Therapeutics, Inc.
(b)
.............. 87,545 1,170,477
aTyr Pharma, Inc.
(b)
................... 682,261 532,164
Aura Biosciences, Inc.
(b)
................ 115,734 774,260
Aurinia Pharmaceuticals, Inc.
(b)
............ 968,125 14,347,613
Avita Medical, Inc.
(b)
................... 106,906 395,552
Beam Therapeutics, Inc.
(b)
............... 776,898 18,513,479
Benitec Biopharma, Inc.
(b)
............... 155,958 1,660,953
Bicara Therapeutics, Inc.
(b)
.............. 12,551 249,639
BioCryst Pharmaceuticals, Inc.
(b)
........... 1,645,746 15,667,502
Biohaven Ltd.
(b)
...................... 959,577 8,118,021
Bridgebio Pharma, Inc.
(b)
................ 1,294,072 96,097,787
Bright Minds Biosciences, Inc.
(b)
........... 56,831 4,146,958
Candel Therapeutics, Inc.
(b)
.............. 325,112 1,593,049
Capricor Therapeutics, Inc.
(b)
............. 356,045 10,823,768
Cardiff Oncology, Inc.
(b)
................. 245,663 397,974
CareDx, Inc.
(b)
....................... 411,943 7,151,330
Cartesian Therapeutics, Inc.
(b)
............ 15,948 98,080
Catalyst Pharmaceuticals, Inc. ............ 943,063 23,350,240
Celcuity, Inc.
(b)
....................... 272,241 31,073,588
CG oncology, Inc.
(b)
................... 483,212 32,703,788
Cogent Biosciences, Inc.
(b)
............... 1,098,100 42,265,869
Coherus Oncology, Inc.
(b)
............... 256,120 432,843
Compass Therapeutics, Inc.
(b)
............ 571,013 3,020,659
Corvus Pharmaceuticals, Inc.
(b)
........... 525,679 7,690,684
Cytokinetics, Inc.
(b)
.................... 108,545 7,154,201
Day One Biopharmaceuticals, Inc. ......... 32,188 690,111
Denali Therapeutics, Inc.
(b)
.............. 67,492 1,295,846
DiaMedica Therapeutics, Inc.
(b)
............ 279,571 1,892,696
Dianthus Therapeutics, Inc.
(b)
............. 25,363 2,128,463
Disc Medicine, Inc.
(b)
................... 224,443 14,350,885
Dyne Therapeutics, Inc.
(b)
............... 348,206 6,312,975
Eledon Pharmaceuticals, Inc.
(b)
............ 39,527 121,743
Evommune, Inc.
(b)
.................... 44,265 1,017,652
Fennec Pharmaceuticals, Inc.
(b)
........... 51,114 314,351
Foghorn Therapeutics, Inc. .............. 186,384 890,916
Geron Corp.
(b)
....................... 4,487,386 6,686,205
Security
Shares
Shares Value
Biotechnology (continued)
Gossamer Bio, Inc.
(b)
.................. 1,593,081 $ 523,327
Greenwich Lifesciences, Inc.
(b)
............ 51,855 1,245,557
Gyre Therapeutics, Inc.
(b)
............... 95,306 664,283
Heron Therapeutics, Inc.
(b)
............... 153,637 122,925
Humacyte, Inc.
(b)
..................... 259,393 157,374
ImmunityBio, Inc.
(b)
.................... 1,989,217 15,257,294
Immunome, Inc.
(b)
.................... 834,227 18,244,545
Immunovant, Inc.
(b)
.................... 665,755 16,537,354
Inhibikase Therapeutics, Inc.
(b)
............ 61,528 103,367
Inmune Bio, Inc.
(b)
.................... 201,706 227,928
Ironwood Pharmaceuticals, Inc. , Class A
(b)
.... 1,209,938 4,246,882
Janux Therapeutics, Inc.
(b)
............... 116,025 1,612,748
KalVista Pharmaceuticals, Inc.
(b)
........... 313,552 6,311,802
Krystal Biotech, Inc. ................... 202,167 52,223,779
Kymera Therapeutics, Inc.
(b)
.............. 468,547 39,025,280
Madrigal Pharmaceuticals, Inc.
(b)
.......... 139,492 73,019,877
MannKind Corp.
(b)
.................... 2,497,673 6,119,299
MapLight Therapeutics, Inc.
(b)
............. 82,717 1,681,637
MeiraGTx Holdings plc
(b)
................ 279,990 2,424,713
MiMedx Group, Inc. ................... 975,337 3,852,581
Mineralys Therapeutics, Inc.
(b)
............ 389,753 10,558,409
Mirum Pharmaceuticals, Inc.
(b)
............ 344,657 31,839,414
Monopar Therapeutics, Inc.
(b)
............. 35,252 1,931,457
Novavax, Inc.
(b)
...................... 1,007,699 8,202,670
Nuvalent, Inc. , Class A
(b)
................ 408,164 41,816,402
Nuvectis Pharma, Inc.
(b)
................ 125,280 968,414
Organogenesis Holdings, Inc. , Class A
(b)
..... 569,622 1,350,004
ORIC Pharmaceuticals, Inc.
(b)
............ 152,677 1,934,418
Palvella Therapeutics, Inc.
(b)
............. 59,134 7,371,053
Praxis Precision Medicines, Inc.
(b)
.......... 16,972 5,468,209
Precigen, Inc.
(b)
...................... 1,383,066 5,352,465
Protagonist Therapeutics, Inc.
(b)
........... 474,592 50,021,997
Protalix BioTherapeutics, Inc.
(b)
........... 614,345 1,333,129
Prothena Corp. plc .................... 33,576 326,359
PTC Therapeutics, Inc. ................. 522,503 35,598,129
Recursion Pharmaceuticals, Inc. , Class A
(b)
... 3,744,214 11,494,737
Rezolute, Inc.
(b)
...................... 515,727 1,572,967
Rhythm Pharmaceuticals, Inc. ............ 431,261 37,506,769
Rigel Pharmaceuticals, Inc.
(b)
............. 143,905 3,891,191
Rocket Pharmaceuticals, Inc. ............. 116,314 416,404
Sana Biotechnology, Inc.
(b)
............... 164,559 473,930
Savara, Inc.
(b)
....................... 1,196,093 6,530,668
Scholar Rock Holding Corp.
(b)
............ 655,394 32,219,169
SELLAS Life Sciences Group, Inc.
(b)
........ 1,402,237 5,931,463
Sionna Therapeutics, Inc.
(b)
.............. 131,978 5,290,998
Soleno Therapeutics, Inc.
(b)
.............. 411,833 13,788,169
Spyre Therapeutics, Inc.
(b)
............... 377,778 19,055,122
Stoke Therapeutics, Inc.
(b)
............... 400,270 13,032,791
Syndax Pharmaceuticals, Inc.
(b)
........... 656,341 15,332,126
Taysha Gene Therapies, Inc.
(b)
............ 1,793,905 8,018,755
Tectonic Therapeutic, Inc.
(b)
.............. 14,482 447,639
Tevogen Bio Holdings, Inc.
(b)
............. 2,673 12,082
TG Therapeutics, Inc.
(b)
................. 1,183,324 39,310,023
Travere Therapeutics, Inc. ............... 631,730 18,768,698
TriSalus Life Sciences, Inc.
(b)
............. 55,412 221,648
TuHURA Biosciences, Inc.
(b)
............. 356,511 638,155
Twist Bioscience Corp.
(b)
................ 494,164 23,482,673
UroGen Pharma Ltd.
(b)
................. 270,225 4,858,646
Vera Therapeutics, Inc. , Class A
(b)
.......... 505,367 20,330,914
Veracyte, Inc.
(b)
...................... 637,363 20,529,462
Verastem, Inc. ....................... 305,523 1,619,272
Vericel Corp. ........................ 408,619 13,145,273
Viridian Therapeutics, Inc. ............... 526,755 10,303,328
Xenon Pharmaceuticals, Inc. ............. 704,118 40,944,462
XOMA Royalty Corp.
(b)
................. 55,835 1,751,544

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Zymeworks, Inc. ..................... 406,031 $ 10,167,016
1,522,417,527
Broadline Retail — 0.0%
(a)(b)
Groupon, Inc. ....................... 209,808 2,496,715
Savers Value Village, Inc. ............... 294,716 2,192,687
4,689,402
Building Products — 2.1%
AZZ, Inc. .......................... 242,743 30,374,432
CSW Industrials, Inc.
(b)
................. 130,331 33,961,652
Griffon Corp. ........................ 313,600 22,792,448
Insteel Industries, Inc. .................. 85,169 2,862,530
Janus International Group, Inc.
(a) (b)
......... 407,619 2,099,238
Modine Manufacturing Co.
(a) (b)
............ 427,572 92,659,128
Tecnoglass, Inc. ...................... 222,161 9,897,273
UFP Industries, Inc. ................... 25,187 2,320,226
Zurn Elkay Water Solutions Corp. .......... 1,226,254 54,985,229
251,952,156
Capital Markets — 2.7%
Acadian Asset Management, Inc. .......... 218,889 11,911,939
Artisan Partners Asset Management, Inc. , Class
A ............................. 280,759 10,216,820
Bakkt, Inc. , Class A
(a) (b)
................. 24,865 183,006
BGC Group, Inc. , Class A ............... 2,957,517 28,924,516
Cohen & Steers, Inc. .................. 206,194 12,897,435
Diamond Hill Investment Group, Inc. ........ 3,632 625,067
Donnelley Financial Solutions, Inc.
(a)
........ 149,275 7,036,824
GCM Grosvenor, Inc. , Class A ............ 452,517 4,434,667
Innventure, Inc.
(a) (b)
.................... 65,453 255,921
Marex Group plc ..................... 311,075 13,867,724
Miami International Holdings, Inc.
(a) (b)
........ 108,710 4,230,993
Moelis & Co. , Class A .................. 529,559 30,184,863
Patria Investments Ltd. , Class A ........... 548,903 6,916,178
Perella Weinberg Partners , Class C ........ 536,401 9,741,042
Piper Sandler Cos. .................... 577,876 44,236,408
PJT Partners, Inc. , Class A .............. 187,463 26,192,330
Ridgepost Capital, Inc. , Class A ........... 472,974 3,433,791
Siebert Financial Corp.
(a) (b)
............... 24,542 47,121
StepStone Group, Inc. , Class A ........... 574,971 27,437,616
StoneX Group, Inc.
(a) (b)
................. 601,809 48,535,896
Value Line, Inc. ...................... 6,407 226,103
Victory Capital Holdings, Inc. , Class A ....... 367,197 24,044,060
Wealthfront Corp.
(a) (b)
.................. 195,540 1,808,745
Webull Corp.
(a)
....................... 292,435 1,403,688
WisdomTree, Inc. ..................... 1,006,897 14,660,420
333,453,173
Chemicals — 1.6%
ASP Isotopes, Inc.
(a) (b)
.................. 927,201 4,098,228
Balchem Corp. ...................... 268,266 45,465,722
Cabot Corp. ........................ 398,139 29,983,848
Chemours Co. (The) ................... 1,225,269 26,992,676
Flotek Industries, Inc.
(a) (b)
................ 30,491 517,432
Hawkins, Inc. ....................... 159,649 24,522,086
Ingevity Corp.
(a)
...................... 293,987 20,940,694
Innospec, Inc. ....................... 10,740 784,235
PureCycle Technologies, Inc.
(a) (b)
........... 1,070,767 5,557,281
Sensient Technologies Corp. ............. 344,299 29,761,206
Solesence, Inc.
(a) (b)
.................... 141,061 133,811
188,757,219
Commercial Services & Supplies — 1.1%
ACV Auctions, Inc. , Class A
(a)
............. 1,386,620 5,879,269
Brink's Co. (The) ..................... 340,588 35,295,134
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 513,872 40,770,604
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Cimpress plc
(a)
....................... 30,376 $ 2,217,448
CompX International, Inc. , Class A ......... 6,682 156,092
CoreCivic, Inc.
(a)
..................... 127,518 2,411,365
GEO Group, Inc. (The)
(a)
................ 1,089,611 18,316,361
Healthcare Services Group, Inc.
(a)
.......... 262,400 4,867,520
HNI Corp. .......................... 236,225 7,887,553
Interface, Inc. ....................... 57,115 1,423,306
Liquidity Services, Inc.
(a)
................ 188,197 5,753,182
Perma-Fix Environmental Services, Inc.
(a) (b)
... 21,720 232,187
Pitney Bowes, Inc. .................... 367,480 4,060,654
Quad/Graphics, Inc. , Class A ............. 155,032 1,024,762
130,295,437
Communications Equipment — 1.4%
(a)
ADTRAN Holdings, Inc.
(b)
............... 607,993 7,648,552
Applied Optoelectronics, Inc.
(b)
............ 428,093 36,212,387
BK Technologies Corp. ................. 23,310 1,739,625
Calix, Inc. .......................... 490,940 24,051,151
Clearfield, Inc.
(b)
...................... 42,823 1,133,525
Extreme Networks, Inc. ................. 1,091,672 16,462,414
Harmonic, Inc. ....................... 231,393 2,077,909
Inseego Corp.
(b)
...................... 18,838 209,479
Viavi Solutions, Inc.
(b)
.................. 1,881,226 62,607,201
Vistance Networks, Inc. ................. 1,093,567 19,902,919
172,045,162
Construction & Engineering — 4.1%
Arcosa, Inc.
(b)
....................... 111,038 11,785,573
Argan, Inc. ......................... 109,533 59,657,149
Bowman Consulting Group Ltd.
(a)
.......... 111,323 3,166,026
Cardinal Infrastructure Group, Inc. , Class A
(a) (b)
. 47,676 1,890,592
Centuri Holdings, Inc.
(a) (b)
................ 719,587 21,019,136
Construction Partners, Inc. , Class A
(a) (b)
...... 389,318 43,261,016
Dycom Industries, Inc.
(a)
................ 238,148 80,689,305
Granite Construction, Inc. ............... 308,111 36,936,347
IES Holdings, Inc.
(a) (b)
.................. 73,651 35,092,492
Legence Corp. , Class A
(a) (b)
.............. 174,191 9,834,824
Limbach Holdings, Inc.
(a) (b)
............... 87,220 6,807,521
Matrix Service Co.
(a)
................... 49,742 571,038
MYR Group, Inc.
(a)
.................... 125,685 35,483,389
Orion Group Holdings, Inc.
(a)
............. 58,399 636,549
Primoris Services Corp.
(b)
............... 413,154 59,097,548
Sterling Infrastructure, Inc.
(a) (b)
............ 243,399 99,129,111
505,057,616
Construction Materials — 0.4%
(b)
Knife River Corp.
(a)
.................... 467,527 38,173,580
Smith-Midland Corp.
(a)
................. 23,168 753,655
Titan America SA ..................... 196,219 2,939,361
United States Lime & Minerals, Inc. ......... 88,489 11,557,548
53,424,144
Consumer Finance — 1.1%
Atlanticus Holdings Corp.
(a) (b)
............. 2,838 148,910
Dave, Inc. , Class A
(a) (b)
................. 84,800 14,762,832
Enova International, Inc.
(a)
............... 194,436 26,410,242
FirstCash Holdings, Inc. ................ 323,229 60,767,052
Jefferson Capital, Inc. .................. 59,786 1,149,685
LendingTree, Inc.
(a)
.................... 86,337 3,702,130
NerdWallet, Inc. , Class A
(a) (b)
............. 327,985 3,404,484
OppFi, Inc. , Class A ................... 219,046 1,688,845
Regional Management Corp. ............. 12,979 418,573
Upstart Holdings, Inc.
(a) (b)
................ 705,507 18,096,254
130,549,007

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.4%
Chefs' Warehouse, Inc. (The)
(a)
........... 297,829 $ 17,705,934
Natural Grocers by Vitamin Cottage, Inc. ..... 105,335 2,722,910
PriceSmart, Inc. ...................... 209,859 31,583,779
52,012,623
Containers & Packaging — 0.0%
Ardagh Metal Packaging SA ............. 278,235 1,126,852
Myers Industries, Inc. .................. 41,277 874,247
O-I Glass, Inc.
(a)
...................... 305,172 3,207,357
5,208,456
Diversified Consumer Services — 1.6%
American Public Education, Inc.
(a) (b)
......... 134,522 7,651,611
Carriage Services, Inc. ................. 115,862 5,290,259
Coursera, Inc.
(a) (b)
..................... 1,166,767 6,790,584
Covista, Inc.
(a)
....................... 278,859 32,138,500
Driven Brands Holdings, Inc.
(a) (b)
........... 490,203 6,181,460
European Wax Center, Inc. , Class A
(a)
....... 225,140 1,301,309
Frontdoor, Inc.
(a)
...................... 591,798 31,282,442
KinderCare Learning Cos., Inc.
(a) (b)
......... 261,584 575,485
Laureate Education, Inc.
(a) (b)
.............. 361,373 12,590,235
Lincoln Educational Services Corp.
(a) (b)
....... 241,287 9,815,555
McGraw Hill, Inc.
(a) (b)
................... 169,384 2,320,561
Mister Car Wash, Inc.
(a)
................. 721,630 5,029,761
Nerdy, Inc.
(a) (b)
....................... 498,811 407,130
OneSpaWorld Holdings Ltd. .............. 825,876 18,953,854
Phoenix Education Partners, Inc.
(b)
......... 31,211 981,898
Stride, Inc.
(a) (b)
....................... 342,107 30,163,574
Udemy, Inc.
(a) (b)
...................... 762,795 3,524,113
Universal Technical Institute, Inc.
(a) (b)
........ 384,249 13,871,389
Zspace, Inc.
(a)
....................... 13,962 1,585
188,871,305
Diversified REITs — 0.0%
Gladstone Commercial Corp. ............. 71,582 818,182
Diversified Telecommunication Services — 0.8%
Anterix, Inc.
(a) (b)
...................... 91,414 3,491,100
Bandwidth, Inc. , Class A
(a)
............... 55,362 986,551
Cogent Communications Holdings, Inc.
(b)
..... 395,473 7,450,711
Globalstar, Inc.
(a) (b)
.................... 410,028 27,234,060
IDT Corp. , Class B .................... 103,291 5,071,588
Lumen Technologies, Inc.
(a)
.............. 6,874,965 47,781,007
92,015,017
Electric Utilities — 0.2%
Genie Energy Ltd. , Class B .............. 19,029 269,070
MGE Energy, Inc. ..................... 157,272 12,155,553
Oklo, Inc. , Class A
(a) (b)
.................. 233,585 11,583,480
Otter Tail Corp. ...................... 22,269 1,954,550
25,962,653
Electrical Equipment — 4.3%
Allient, Inc.
(b)
........................ 6,462 381,840
American Superconductor Corp.
(a) (b)
........ 376,506 12,744,728
Amprius Technologies, Inc.
(a) (b)
............ 940,982 15,864,956
Array Technologies, Inc.
(a) (b)
.............. 267,077 1,930,967
Bloom Energy Corp. , Class A
(a)
............ 1,783,681 241,670,939
EnerSys ........................... 17,262 2,998,755
Enovix Corp.
(a) (b)
...................... 1,573,386 8,150,139
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 2,524,782 12,522,919
Fluence Energy, Inc. , Class A
(a) (b)
.......... 430,007 5,916,896
KULR Technology Group, Inc.
(a) (b)
.......... 349,670 828,718
LSI Industries, Inc. .................... 169,062 3,144,553
NANO Nuclear Energy, Inc.
(a) (b)
............ 310,279 6,354,514
Nextpower, Inc. , Class A
(a) (b)
.............. 952,242 114,792,773
NuScale Power Corp. , Class A
(a) (b)
.......... 1,301,134 14,104,293
Security
Shares
Shares Value
Electrical Equipment (continued)
Powell Industries, Inc.
(b)
................ 77,870 $ 42,133,900
Power Solutions International, Inc.
(a) (b)
....... 64,712 3,939,667
Preformed Line Products Co. ............. 1,415 383,111
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 228,654 1,504,543
SKYX Platforms Corp.
(a) (b)
............... 720,706 807,191
SunPower, Inc.
(a) (b)
.................... 112,613 143,018
Thermon Group Holdings, Inc.
(a)
........... 33,136 1,670,054
Vicor Corp.
(a)
........................ 188,016 30,270,576
522,259,050
Electronic Equipment, Instruments & Components — 4.8%
908 Devices, Inc.
(a) (b)
................... 173,033 1,058,962
Advanced Energy Industries, Inc. .......... 307,564 99,253,978
Aeva Technologies, Inc.
(a) (b)
.............. 326,407 4,295,516
Arlo Technologies, Inc.
(a) (b)
............... 828,290 11,786,567
Badger Meter, Inc. .................... 242,005 36,869,462
Belden, Inc.
(b)
....................... 319,338 36,669,582
Climb Global Solutions, Inc.
(b)
............. 128,516 2,547,187
CTS Corp. ......................... 32,881 1,570,397
Daktronics, Inc.
(a) (b)
.................... 54,792 1,071,184
Evolv Technologies Holdings, Inc.
(a) (b)
....... 1,259,560 7,620,338
Fabrinet
(a) (b)
......................... 294,750 153,718,020
Frequency Electronics, Inc.
(a) (b)
............ 55,637 2,462,494
Insight Enterprises, Inc.
(a)
............... 81,621 5,469,423
Itron, Inc.
(a) (b)
........................ 180,225 16,153,567
Knowles Corp.
(a)
..................... 48,923 1,256,343
MicroVision, Inc.
(a) (b)
................... 1,547,962 992,553
Mirion Technologies, Inc. , Class A
(a)
........ 1,954,518 36,334,490
M-Tron Industries, Inc.
(a) (b)
............... 21,523 1,438,812
Napco Security Technologies, Inc. ......... 282,556 11,129,881
Neonode, Inc.
(a) (b)
..................... 118,414 165,780
nLight, Inc.
(a)
........................ 25,187 1,436,163
Novanta, Inc.
(a) (b)
..................... 294,252 34,754,104
OSI Systems, Inc.
(a) (b)
.................. 128,233 34,047,144
Ouster, Inc. , Class A
(a) (b)
................ 463,455 8,513,668
Plexus Corp.
(a) (b)
...................... 201,621 40,836,317
Sanmina Corp.
(a)
..................... 195,482 25,342,286
Vuzix Corp.
(a) (b)
...................... 548,756 1,267,626
578,061,844
Energy Equipment & Services — 1.8%
Archrock, Inc. ....................... 1,409,447 49,048,756
Atlas Energy Solutions, Inc. .............. 456,977 5,995,538
Cactus, Inc. , Class A .................. 558,437 26,453,161
DMC Global, Inc.
(a) (b)
................... 52,879 275,500
Energy Services of America Corp. ......... 98,365 1,291,532
Flowco Holdings, Inc. , Class A ............ 99,764 2,055,138
Helix Energy Solutions Group, Inc.
(a) (b)
....... 261,104 2,582,318
Kodiak Gas Services, Inc. ............... 681,018 39,716,970
National Energy Services Reunited Corp.
(a) (b)
.. 60,062 1,289,531
Natural Gas Services Group, Inc. .......... 21,257 802,239
Oceaneering International, Inc.
(a) (b)
......... 711,729 25,245,028
Seadrill Ltd.
(a)
....................... 187,329 8,523,469
Select Water Solutions, Inc. , Class A ........ 37,206 569,252
Solaris Energy Infrastructure, Inc. , Class A
(b)
... 378,468 21,387,227
Tidewater, Inc.
(a) (b)
.................... 380,912 31,825,198
217,060,857
Entertainment — 0.6%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 53,862 2,539,593
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
377,975 16,139,533
Cinemark Holdings, Inc. ................ 867,898 24,752,451
CuriosityStream, Inc. , Class A ............ 306,599 907,533
IMAX Corp.
(a) (b)
...................... 357,736 13,597,545
Madison Square Garden Entertainment Corp.
(a) (b)
324,365 19,108,342
Meridian Holdings, Inc.
(a)
................ 13,099 94,575

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Playtika Holding Corp. ................. 112,717 $ 313,353
Reservoir Media, Inc.
(a)
................. 14,673 143,649
Vivid Seats, Inc. , Class A
(a) (b)
............. 18,069 106,788
77,703,362
Financial Services — 1.4%
Burford Capital Ltd. ................... 1,044,122 4,719,431
Cantaloupe, Inc.
(a) (b)
................... 458,173 4,952,850
Cass Information Systems, Inc. ........... 83,445 3,673,249
EVERTEC, Inc. ...................... 525,734 14,836,214
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 69,123 10,254,397
Flywire Corp.
(a) (b)
..................... 864,739 10,065,562
International Money Express, Inc.
(a) (b)
........ 225,644 3,565,175
Marqeta, Inc. , Class A
(a) (b)
............... 1,341,284 5,472,439
NCR Atleos Corp.
(a)
................... 598,868 26,098,667
Pagseguro Digital Ltd. , Class A ........... 914,944 9,167,739
Payoneer Global, Inc.
(a)
................. 2,313,096 11,172,254
Paysign, Inc.
(a) (b)
...................... 296,318 1,748,276
Priority Technology Holdings, Inc.
(a) (b)
........ 232,530 1,097,542
Remitly Global, Inc.
(a)
.................. 1,401,887 21,967,569
Sezzle, Inc.
(a) (b)
...................... 121,347 7,680,052
StoneCo Ltd. , Class A
(a) (b)
............... 2,054,343 29,007,323
165,478,739
Food Products — 0.8%
Beyond Meat, Inc.
(a) (b)
.................. 257,832 180,895
BRC, Inc. , Class A
(a) (b)
.................. 791,694 614,513
Calavo Growers, Inc. .................. 127,570 3,290,030
Cal-Maine Foods, Inc. .................. 354,540 28,061,841
Forafric Global plc
(a) (b)
.................. 33,503 323,304
J & J Snack Foods Corp. ................ 123,890 9,820,760
John B Sanfilippo & Son, Inc. ............. 37,709 2,991,455
Lifeway Foods, Inc.
(a) (b)
................. 43,286 837,151
Mama's Creations, Inc.
(a)
................ 302,414 4,639,031
Marzetti Co. (The) .................... 164,318 22,730,109
Simply Good Foods Co. (The)
(a)
........... 449,433 6,449,363
SunOpta, Inc.
(a) (b)
..................... 781,370 5,063,278
Tootsie Roll Industries, Inc. .............. 153,698 6,565,966
Vital Farms, Inc.
(a) (b)
................... 285,540 4,031,825
Westrock Coffee Co.
(a) (b)
................ 313,469 1,332,243
96,931,764
Gas Utilities — 0.1%
Chesapeake Utilities Corp. .............. 64,461 8,145,937
RGC Resources, Inc. .................. 4,948 109,103
8,255,040
Ground Transportation — 0.1%
Covenant Logistics Group, Inc. , Class A ...... 26,970 732,236
FTAI Infrastructure, Inc. ................. 909,462 4,492,742
Hertz Global Holdings, Inc.
(a) (b)
............ 971,223 4,477,338
RXO, Inc.
(a) (b)
........................ 80,368 1,174,980
Werner Enterprises, Inc. ................ 72,958 2,145,695
13,022,991
Health Care Equipment & Supplies — 3.5%
Accuray, Inc.
(a) (b)
...................... 840,487 326,193
Alphatec Holdings, Inc.
(a)
................ 959,955 10,444,310
AngioDynamics, Inc.
(a)
................. 71,994 818,572
Anteris Technologies Global Corp.
(a) (b)
....... 642,956 3,568,406
Artivion, Inc.
(a)
....................... 289,826 10,613,428
AtriCure, Inc.
(a) (b)
..................... 395,128 11,273,002
AxoGen, Inc.
(a) (b)
..................... 394,435 13,067,632
Beta Bionics, Inc.
(a) (b)
.................. 280,395 2,809,558
Bioventus, Inc. , Class A
(a) (b)
.............. 382,808 3,495,037
Butterfly Network, Inc. , Class A
(a) (b)
......... 1,607,070 6,492,563
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
CapsoVision, Inc.
(a) (b)
.................. 149,094 $ 1,086,895
Carlsmed, Inc.
(a) (b)
.................... 43,995 398,155
Ceribell, Inc.
(a) (b)
...................... 219,883 4,030,455
Cerus Corp.
(a)
....................... 1,502,857 2,735,200
ClearPoint Neuro, Inc.
(a) (b)
............... 219,503 1,997,477
CVRx, Inc.
(a) (b)
....................... 125,705 1,189,169
Delcath Systems, Inc.
(a) (b)
............... 240,145 2,228,546
Electromed, Inc.
(a)
.................... 55,452 1,298,131
Embecta Corp. ...................... 57,582 509,025
Glaukos Corp.
(a)
...................... 455,736 49,064,538
Haemonetics Corp.
(a)
.................. 383,908 21,637,055
ICU Medical, Inc.
(a)
.................... 148,273 19,149,458
Integer Holdings Corp.
(a)
................ 281,738 24,792,944
iRadimed Corp. ...................... 65,959 6,349,213
IRhythm Holdings, Inc.
(a) (b)
............... 260,640 30,760,733
Kestra Medical Technologies Ltd.
(a) (b)
........ 191,465 3,815,897
KORU Medical Systems, Inc.
(a)
............ 361,357 1,561,062
Lantheus Holdings, Inc.
(a) (b)
.............. 532,734 40,407,874
LeMaitre Vascular, Inc. ................. 170,527 18,616,433
LENSAR, Inc.
(a) (b)
..................... 80,212 478,063
Lucid Diagnostics, Inc.
(a) (b)
............... 357,322 410,920
Merit Medical Systems, Inc.
(a)
............. 443,835 30,593,547
Myomo, Inc.
(a) (b)
...................... 267,647 180,822
Neuronetics, Inc.
(a) (b)
................... 303,234 439,689
NeuroPace, Inc.
(a) (b)
................... 209,449 2,754,254
Novocure Ltd.
(a) (b)
..................... 827,769 9,022,682
OrthoPediatrics Corp.
(a) (b)
................ 32,908 522,250
Outset Medical, Inc.
(a) (b)
................. 59,945 230,189
PROCEPT BioRobotics Corp.
(a) (b)
.......... 434,642 10,870,396
Pro-Dex, Inc.
(a) (b)
..................... 18,038 886,027
Pulmonx Corp.
(a) (b)
.................... 311,384 401,685
Pulse Biosciences, Inc.
(a) (b)
............... 142,333 3,072,969
QuidelOrtho Corp.
(a) (b)
.................. 241,930 3,974,910
RxSight, Inc.
(a) (b)
...................... 317,412 1,955,258
Sanara Medtech, Inc.
(a) (b)
................ 24,377 418,797
SANUWAVE Health, Inc.
(a) (b)
.............. 62,030 1,072,499
Shoulder Innovations, Inc.
(a) (b)
............. 55,651 808,609
SI-BONE, Inc.
(a) (b)
..................... 318,544 4,023,211
Sight Sciences, Inc.
(a)
.................. 343,124 1,293,577
STAAR Surgical Co.
(a)
.................. 240,920 4,505,204
Stereotaxis, Inc.
(a) (b)
................... 455,007 837,213
Strive, Inc.
(a) (b)
....................... 71,293 714,356
Tandem Diabetes Care, Inc.
(a) (b)
........... 554,092 10,621,944
TransMedics Group, Inc.
(a) (b)
.............. 274,580 27,295,998
Treace Medical Concepts, Inc.
(a) (b)
.......... 397,652 532,854
UFP Technologies, Inc.
(a) (b)
............... 61,502 11,906,787
424,361,671
Health Care Providers & Services — 4.9%
Addus HomeCare Corp.
(a) (b)
.............. 72,067 6,749,075
agilon health, Inc.
(a) (b)
.................. 103,693 820,213
AirSculpt Technologies, Inc.
(a) (b)
........... 58,202 164,712
Alignment Healthcare, Inc.
(a) (b)
............ 1,595,423 28,111,353
Ardent Health, Inc.
(a) (b)
.................. 16,359 140,033
Astrana Health, Inc.
(a)
.................. 330,879 8,113,153
Aveanna Healthcare Holdings, Inc.
(a)
........ 338,282 2,178,536
BrightSpring Health Services, Inc.
(a)
........ 1,051,155 44,789,715
Brookdale Senior Living, Inc.
(a) (b)
........... 1,682,903 23,022,113
Clover Health Investments Corp. , Class A
(a) (b)
.. 3,303,721 5,814,549
Community Health Systems, Inc.
(a) (b)
........ 657,332 1,932,556
Concentra Group Holdings Parent, Inc. ...... 896,732 19,234,901
CorVel Corp.
(a)
....................... 237,905 13,001,508
Ensign Group, Inc. (The) ................ 458,252 92,337,778
GeneDx Holdings Corp. , Class A
(a)
......... 155,495 9,985,889
Guardant Health, Inc.
(a)
................. 1,012,897 93,561,296

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Guardian Pharmacy Services, Inc. , Class A
(a)
.. 185,364 $ 6,980,808
HealthEquity, Inc.
(a)
.................... 687,545 57,458,136
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 1,671,140 34,692,866
Innovage Holding Corp.
(a) (b)
.............. 56,171 450,491
Joint Corp. (The)
(a) (b)
................... 77,938 689,751
LifeStance Health Group, Inc.
(a) (b)
.......... 758,836 4,833,785
Lumexa Imaging Holdings, Inc.
(a) (b)
......... 35,207 302,780
Nano-X Imaging Ltd.
(a) (b)
................ 134,351 304,977
National Research Corp. ................ 98,788 1,677,420
NeoGenomics, Inc.
(a) (b)
................. 103,818 770,330
Nutex Health, Inc.
(a) (b)
.................. 41,825 3,975,048
Omada Health, Inc.
(a) (b)
................. 168,886 2,122,897
Oncology Institute, Inc. (The)
(a) (b)
........... 644,029 1,977,169
Option Care Health, Inc.
(a) (b)
.............. 1,305,031 35,131,435
PACS Group, Inc.
(a) (b)
.................. 335,107 10,763,637
Pennant Group, Inc. (The)
(a)
.............. 274,934 8,379,988
Privia Health Group, Inc.
(a)
............... 949,978 19,541,048
Progyny, Inc.
(a)
....................... 613,313 10,414,055
RadNet, Inc.
(a) (b)
...................... 449,668 25,131,945
Sonida Senior Living, Inc.
(a) (b)
............. 28,511 919,480
Talkspace, Inc.
(a)
..................... 1,166,605 6,037,181
US Physical Therapy, Inc. ............... 75,493 5,658,955
Viemed Healthcare, Inc.
(a)
............... 270,854 2,494,565
590,666,127
Health Care REITs — 0.3%
American Healthcare REIT, Inc. ........... 517,407 24,400,914
CareTrust REIT, Inc. ................... 181,601 6,655,677
National Health Investors, Inc. ............ 87,429 7,069,509
Strawberry Fields REIT, Inc. ............. 52,748 627,701
Universal Health Realty Income Trust ....... 92,044 3,725,021
42,478,822
Health Care Technology — 0.3%
Claritev Corp.
(a) (b)
..................... 74,029 1,209,634
Evolent Health, Inc. , Class A
(a)
............ 276,488 630,392
HealthStream, Inc. .................... 84,157 1,742,891
HeartFlow, Inc.
(a) (b)
.................... 86,908 2,114,472
LifeMD, Inc.
(a) (b)
...................... 217,921 786,695
OptimizeRx Corp.
(a) (b)
.................. 132,028 829,136
Phreesia, Inc.
(a) (b)
..................... 471,544 3,951,539
Schrodinger, Inc.
(a) (b)
................... 455,013 5,168,948
Simulations Plus, Inc.
(a)
................. 139,808 1,652,530
Teladoc Health, Inc.
(a) (b)
................. 283,585 1,545,538
TruBridge, Inc.
(a) (b)
.................... 74,298 1,087,723
Waystar Holding Corp.
(a)
................ 758,588 18,289,557
39,009,055
Hotel & Resort REITs — 0.5%
DiamondRock Hospitality Co. ............. 964,486 9,037,234
Ryman Hospitality Properties, Inc. ......... 503,954 46,499,836
Sunstone Hotel Investors, Inc. ............ 103,624 933,652
Xenia Hotels & Resorts, Inc. ............. 117,450 1,741,783
58,212,505
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc. , Class A
(a) (b)
....... 408,327 4,454,848
Bally's Corp.
(a) (b)
...................... 77,112 743,360
BJ's Restaurants, Inc.
(a) (b)
............... 99,145 3,479,989
Black Rock Coffee Bar, Inc. , Class A
(a) (b)
...... 79,864 1,031,843
Bloomin' Brands, Inc. .................. 435,069 2,349,373
Brinker International, Inc.
(a)
.............. 353,834 50,516,880
Cheesecake Factory, Inc. (The) ........... 377,927 20,691,503
Cracker Barrel Old Country Store, Inc. ....... 51,232 1,440,131
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 221,174 2,395,314
Dine Brands Global, Inc. ................ 16,066 421,572
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
First Watch Restaurant Group, Inc.
(a) (b)
....... 486,742 $ 5,101,056
Genius Sports Ltd.
(a) (b)
.................. 1,779,344 7,882,494
Global Business Travel Group I
(a) (b)
......... 950,528 5,303,946
Hilton Grand Vacations, Inc.
(a) (b)
........... 495,995 19,403,324
Inspired Entertainment, Inc.
(a) (b)
............ 214,284 1,527,845
Jack in the Box, Inc.
(a) (b)
................. 123,575 1,194,970
Krispy Kreme, Inc.
(b)
................... 88,592 300,327
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 55,052 3,842,079
Life Time Group Holdings, Inc.
(a) (b)
.......... 1,235,078 33,273,001
Lindblad Expeditions Holdings, Inc.
(a)
........ 312,012 5,397,808
Monarch Casino & Resort, Inc. ............ 104,151 9,956,836
Nathan's Famous, Inc. ................. 21,397 2,155,320
Navan, Inc. , Class A
(a) (b)
................. 244,941 3,243,019
Papa John's International, Inc. ............ 24,138 782,313
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 10,090 369,597
RCI Hospitality Holdings, Inc.
(b)
............ 34,448 785,759
Red Rock Resorts, Inc. , Class A ........... 218,869 11,678,850
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 743,727 16,176,062
Sabre Corp.
(a) (b)
...................... 799,292 1,158,973
Serve Robotics, Inc.
(a) (b)
................. 477,209 4,027,644
Shake Shack, Inc. , Class A
(a) (b)
............ 317,765 28,112,670
Six Flags Entertainment Corp.
(a) (b)
.......... 625,074 11,095,063
Super Group SGHC Ltd. ................ 1,292,886 13,963,169
Sweetgreen, Inc. , Class A
(a) (b)
............. 853,979 4,432,151
United Parks & Resorts, Inc.
(a) (b)
........... 208,585 6,812,386
Xponential Fitness, Inc. , Class A
(a) (b)
........ 229,528 1,381,759
286,883,234
Household Durables — 1.1%
Cavco Industries, Inc.
(a)
................. 63,658 30,828,933
Champion Homes, Inc.
(a) (b)
............... 457,103 33,994,750
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 56,353 784,434
Green Brick Partners, Inc.
(a) (b)
............. 86,886 5,599,803
Installed Building Products, Inc. ........... 189,233 50,175,130
Lovesac Co. (The)
(a) (b)
.................. 70,137 1,035,923
Sonos, Inc.
(a)
........................ 896,379 12,011,478
134,430,451
Household Products — 0.3%
Energizer Holdings, Inc. ................ 397,989 6,534,979
Oil-Dri Corp. of America ................ 65,076 4,235,797
WD-40 Co. ......................... 111,223 22,682,819
33,453,595
Independent Power and Renewable Electricity Producers
— 0.0%
(a)(b)
Hallador Energy Co. ................... 257,288 4,188,648
Montauk Renewables, Inc. .............. 105,358 121,162
4,309,810
Industrial Conglomerates — 0.0%
Brookfield Business Corp. ............... 65,488 2,072,040
Insurance — 1.7%
Abacus Global Management, Inc.
(b)
......... 100,457 791,601
American Coastal Insurance Corp. ......... 108,499 1,220,614
American Integrity Insurance Group, Inc. ..... 36,508 703,874
AMERISAFE, Inc. .................... 81,040 2,701,063
Ategrity Specialty Holdings LLC
(a) (b)
......... 28,175 557,020
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
781,905 17,154,996
Bowhead Specialty Holdings, Inc.
(a)
......... 145,569 3,265,113
Crawford & Co. , Class A, NVS ............ 140,353 1,399,319
Exzeo Group, Inc.
(a) (b)
.................. 21,408 314,055
F&G Annuities & Life, Inc. ............... 19,007 481,257
Goosehead Insurance, Inc. , Class A
(a)
....... 152,404 6,501,555
HCI Group, Inc. ...................... 88,373 13,663,350

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Heritage Insurance Holdings, Inc.
(a)
......... 156,937 $ 4,119,596
Hippo Holdings, Inc.
(a)
.................. 81,069 2,112,658
Investors Title Co. .................... 2,485 540,090
Kestrel Group Ltd.
(b)
................... 17,298 186,818
Kingstone Cos., Inc. ................... 87,474 1,274,496
Kingsway Financial Services, Inc.
(a) (b)
........ 175,105 1,826,345
Lemonade, Inc.
(a) (b)
.................... 505,023 31,654,842
Oscar Health, Inc. , Class A
(a) (b)
............ 1,659,776 19,037,631
Palomar Holdings, Inc.
(a)
................ 214,815 25,670,393
Root, Inc. , Class A
(a) (b)
.................. 101,231 4,471,373
Selective Insurance Group, Inc. ........... 432,693 32,620,725
Selectquote, Inc.
(a)
.................... 819,893 516,123
SiriusPoint Ltd.
(a) (b)
.................... 49,737 1,071,335
Skyward Specialty Insurance Group, Inc.
(a)
.... 319,191 13,942,263
Slide Insurance Holdings, Inc.
(a) (b)
.......... 218,557 3,934,026
Tiptree, Inc. ........................ 58,273 985,979
Trupanion, Inc.
(a) (b)
.................... 302,098 7,736,730
Universal Insurance Holdings, Inc. ......... 47,978 1,638,928
202,094,168
Interactive Media & Services — 0.5%
(a)
Arena Group Holdings, Inc. (The)
(b)
......... 114,036 247,458
Bumble, Inc. , Class A
(b)
................. 69,098 225,259
Cargurus, Inc. , Class A ................. 642,962 21,892,856
EverQuote, Inc. , Class A
(b)
............... 232,837 3,590,347
fuboTV, Inc.
(b)
....................... 238,992 2,260,864
Grindr, Inc.
(b)
........................ 258,176 3,121,348
MediaAlpha, Inc. , Class A
(b)
.............. 278,148 2,586,776
QuinStreet, Inc.
(b)
..................... 442,929 5,319,577
Rumble, Inc. , Class A
(b)
................. 206,535 1,053,329
Travelzoo
(b)
......................... 47,360 280,371
TripAdvisor, Inc.
(b)
.................... 451,232 4,810,133
Yelp, Inc. .......................... 482,825 11,945,091
ZipRecruiter, Inc. , Class A
(b)
.............. 520,034 956,863
58,290,272
IT Services — 0.9%
Applied Digital Corp.
(a) (b)
................ 1,471,533 34,934,193
Backblaze, Inc. , Class A
(a)
............... 447,841 1,545,051
BigBear.ai Holdings, Inc.
(a) (b)
.............. 836,416 2,944,184
Commerce.com, Inc.
(a) (b)
................ 556,856 1,486,806
Crexendo, Inc.
(a) (b)
.................... 140,244 865,306
CSP, Inc.
(b)
......................... 51,487 445,363
DigitalOcean Holdings, Inc.
(a)
............. 621,331 53,297,773
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 448,775 2,558,018
Hackett Group, Inc. (The) ............... 185,005 2,406,915
Information Services Group, Inc. ........... 105,332 404,475
Rackspace Technology, Inc.
(a) (b)
........... 168,788 165,379
TSS, Inc.
(a) (b)
........................ 176,228 2,292,726
Tucows, Inc. , Class A
(a) (b)
................ 7,383 126,692
Unisys Corp.
(a)
....................... 418,503 866,301
VTEX , Class A
(a) (b)
.................... 431,040 1,724,160
Whitefiber, Inc.
(a) (b)
.................... 56,195 669,282
106,732,624
Leisure Products — 0.2%
Acushnet Holdings Corp.
(b)
.............. 225,382 21,068,709
Latham Group, Inc.
(a)
.................. 352,402 1,892,399
Marine Products Corp. ................. 37,592 273,294
Peloton Interactive, Inc. , Class A
(a) (b)
........ 1,147,387 4,922,290
Sturm Ruger & Co., Inc. ................ 40,422 1,620,518
29,777,210
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc. , Class A
(a)
............ 240,227 5,100,019
Adaptive Biotechnologies Corp.
(a)
.......... 1,221,787 16,958,404
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Alpha Teknova, Inc.
(a) (b)
................. 84,565 $ 244,393
Atlantic International Corp.
(a) (b)
............ 36,662 111,086
BioLife Solutions, Inc.
(a)
................. 336,953 6,429,063
Codexis, Inc.
(a) (b)
..................... 590,440 962,417
CryoPort, Inc.
(a) (b)
..................... 94,691 784,042
Ginkgo Bioworks Holdings, Inc.
(a)
.......... 129 791
Lifecore Biomedical, Inc.
(a) (b)
.............. 162,070 602,900
Mesa Laboratories, Inc. ................ 43,238 3,823,104
OmniAb, Inc.
(a) (b)
..................... 141,023 221,406
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 5,861 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 5,861 —
Quanterix Corp.
(a) (b)
................... 39,852 140,279
35,377,904
Machinery — 5.3%
Aebi Schmidt Holding AG ............... 25,647 249,032
Alamo Group, Inc. .................... 25,864 4,266,784
Albany International Corp. , Class A ......... 71,051 3,709,573
Alliance Laundry Holdings, Inc.
(a) (b)
......... 85,371 1,770,595
Atmus Filtration Technologies, Inc. ......... 606,577 34,435,376
Blue Bird Corp.
(a) (b)
.................... 259,074 14,712,812
CECO Environmental Corp.
(a) (b)
........... 241,076 14,363,308
Chart Industries, Inc.
(a)
................. 369,042 76,299,433
Douglas Dynamics, Inc. ................ 161,148 6,782,719
Energy Recovery, Inc.
(a)
................ 425,782 4,287,625
Enerpac Tool Group Corp. , Class A ......... 433,568 15,812,225
Enpro, Inc. ......................... 22,206 5,565,934
ESCO Technologies, Inc. ............... 212,098 59,678,014
Federal Signal Corp. .................. 490,068 52,995,954
Franklin Electric Co., Inc. ............... 317,290 29,244,619
Gorman-Rupp Co. (The) ................ 171,459 10,652,748
Graham Corp.
(a) (b)
..................... 85,256 6,728,403
JBT Marel Corp. ..................... 205,810 26,316,925
Kadant, Inc. ........................ 96,339 28,164,707
Lindsay Corp. ....................... 85,716 10,206,204
Mayville Engineering Co., Inc.
(a) (b)
.......... 9,526 170,992
Microvast Holdings, Inc.
(a) (b)
.............. 1,061,771 1,592,656
Mueller Water Products, Inc. , Class A ....... 1,275,104 35,052,609
Omega Flex, Inc. ..................... 30,267 939,488
Richtech Robotics, Inc. , Class B
(a) (b)
........ 1,380,275 2,884,775
SPX Technologies, Inc.
(a) (b)
............... 393,427 78,661,794
Standex International Corp. .............. 80,126 20,420,912
Terex Corp. ......................... 389,209 23,002,252
Trinity Industries, Inc. .................. 308,150 9,916,267
Watts Water Technologies, Inc. , Class A ...... 224,089 65,050,796
Worthington Enterprises, Inc. ............. 83,119 4,333,825
648,269,356
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.
(a) (b)
........ 4,984 77,102
Media — 0.4%
Boston Omaha Corp. , Class A
(a) (b)
.......... 11,934 139,389
Emerald Holding, Inc.
(b)
................. 104,792 472,612
Entravision Communications Corp. , Class A ... 105,544 313,466
Gambling.com Group Ltd.
(a) (b)
............. 169,577 657,959
Ibotta, Inc. , Class A
(a) (b)
................. 91,027 2,728,079
John Wiley & Sons, Inc. , Class A .......... 309,571 11,794,655
Magnite, Inc.
(a)
....................... 1,155,925 13,732,389
Optimum Communications, Inc. , Class A
(a) (b)
... 326,817 424,862
Stagwell, Inc. , Class A
(a) (b)
............... 890,647 5,602,170
TechTarget, Inc.
(a) (b)
................... 25,475 98,843
Thryv Holdings, Inc.
(a) (b)
................. 263,751 722,678
USA TODAY Co., Inc.
(a) (b)
................ 1,028,565 7,251,383
43,938,485

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining — 2.1%
Alpha Metallurgical Resources, Inc.
(a)
....... 28,123 $ 5,772,808
American Battery Technology Co.
(a) (b)
........ 535,186 1,493,169
Century Aluminum Co.
(a)
................ 464,915 27,285,861
Coeur Mining, Inc.
(a) (b)
.................. 4,161,721 78,115,503
Compass Minerals International, Inc.
(a)
....... 195,217 4,558,317
Constellium SE , Class A
(a) (b)
.............. 412,493 10,139,078
Contango Silver & Gold, Inc.
(a) (b)
........... 155,208 2,910,150
Critical Metals Corp.
(a) (b)
................. 177,088 1,406,079
Dakota Gold Corp.
(a) (b)
.................. 739,922 3,736,606
Hecla Mining Co. ..................... 1,224,898 22,819,850
Idaho Strategic Resources, Inc.
(a) (b)
......... 122,033 3,919,700
Ivanhoe Electric, Inc.
(a)
................. 744,722 8,802,614
Kaiser Aluminum Corp. ................. 68,392 8,241,920
Lifezone Metals Ltd.
(a) (b)
................. 265,039 890,531
Materion Corp. ...................... 32,451 4,694,037
NioCorp Developments Ltd.
(a) (b)
........... 959,270 4,278,344
Novagold Resources, Inc.
(a) (b)
............. 2,125,235 19,084,610
Perpetua Resources Corp.
(a) (b)
............ 709,738 19,957,833
Ramaco Resources, Inc. , Class A
(a)
......... 340,632 5,266,171
United States Antimony Corp.
(a) (b)
.......... 972,952 8,493,871
US Gold Corp.
(a) (b)
.................... 109,173 1,658,338
US Goldmining, Inc.
(a)
.................. 24,475 284,644
USA Rare Earth, Inc.
(a) (b)
................ 746,309 11,295,387
Vox Royalty Corp. .................... 483,726 2,534,724
257,640,145
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ACRES Commercial Realty Corp.
(a) (b)
....... 6,281 121,349
Angel Oak Mortgage REIT, Inc. ........... 49,292 405,180
Apollo Commercial Real Estate Finance, Inc. .. 563,194 5,947,329
Two Harbors Investment Corp. ............ 436,244 4,981,906
11,455,764
Oil, Gas & Consumable Fuels — 1.9%
Calumet, Inc.
(a) (b)
..................... 63,987 2,297,133
Centrus Energy Corp. , Class A
(a) (b)
......... 106,864 18,550,522
Comstock Resources, Inc.
(a) (b)
............ 419,346 8,839,814
Core Natural Resources, Inc. ............. 144,084 15,089,917
CVR Energy, Inc.
(a)
.................... 251,343 8,457,692
Delek US Holdings, Inc. ................ 482,795 21,759,571
Empire Petroleum Corp.
(a) (b)
.............. 112,352 332,562
Energy Fuels, Inc.
(a) (b)
.................. 514,971 9,398,221
Evolution Petroleum Corp. ............... 241,341 1,105,342
FLEX LNG Ltd. ...................... 37,080 1,101,647
Gulfport Energy Corp.
(a) (b)
............... 130,140 27,533,720
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 21,453 377,787
Kinetik Holdings, Inc. , Class A
(b)
........... 274,161 13,272,134
Kolibri Global Energy, Inc.
(a) (b)
............. 59,260 325,337
Lightbridge Corp.
(a) (b)
................... 238,339 2,540,694
Magnolia Oil & Gas Corp. , Class A ......... 297,213 9,383,014
NextDecade Corp.
(a) (b)
.................. 1,430,100 10,954,566
NextNRG, Inc.
(a) (b)
.................... 182,713 73,085
OPAL Fuels, Inc. , Class A
(a) (b)
............. 139,282 350,991
Par Pacific Holdings, Inc.
(a)
.............. 115,112 7,210,616
PrimeEnergy Resources Corp.
(a) (b)
.......... 746 173,706
REX American Resources Corp.
(a)
......... 64,072 2,919,761
Riley Exploration Permian, Inc. ............ 20,454 745,548
Sable Offshore Corp. , Class A
(a) (b)
.......... 1,017,219 16,804,458
Uranium Energy Corp.
(a) (b)
............... 3,893,103 52,556,890
VAALCO Energy, Inc. .................. 108,302 686,635
Verde Clean Fuels, Inc.
(a) (b)
.............. 23,716 40,080
World Kinect Corp. .................... 57,782 1,333,031
XCF Global, Inc. , Class A
(a) (b)
............. 92,285 33,730
234,248,204
Security
Shares
Shares Value
Paper & Forest Products — 0.0%
Sylvamo Corp. ...................... 73,800 $ 3,117,312
Passenger Airlines — 0.4%
(a)
Allegiant Travel Co. ................... 20,672 1,675,259
Frontier Group Holdings, Inc.
(b)
............ 322,413 1,138,118
Joby Aviation, Inc. , Class A
(b)
............. 4,776,232 39,451,676
Sun Country Airlines Holdings, Inc. ......... 236,129 3,900,851
46,165,904
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
........ 803,043 714,708
FitLife Brands, Inc.
(a) (b)
.................. 30,165 428,343
Herbalife Ltd.
(a) (b)
..................... 617,115 9,083,933
Honest Co., Inc. (The)
(a) (b)
............... 393,643 1,157,310
Interparfums, Inc. ..................... 148,951 13,530,709
Lifevantage Corp.
(b)
................... 91,494 395,254
Nature's Sunshine Products, Inc.
(a) (b)
........ 36,663 879,545
Niagen Bioscience, Inc.
(a) (b)
.............. 438,877 1,935,448
28,125,250
Pharmaceuticals — 2.9%
Aardvark Therapeutics, Inc.
(a) (b)
............ 57,862 218,140
Amneal Pharmaceuticals, Inc. , Class A
(a) (b)
.... 1,073,531 13,343,990
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 18,656 365,471
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 573,250 7,968,175
ANI Pharmaceuticals, Inc.
(a) (b)
............. 154,442 11,876,590
Aquestive Therapeutics, Inc.
(a) (b)
........... 288,780 1,198,437
Arvinas, Inc.
(a)
....................... 46,577 493,716
Axsome Therapeutics, Inc.
(a) (b)
............ 337,986 57,126,394
Biote Corp. , Class A
(a) (b)
................. 86,465 116,728
Collegium Pharmaceutical, Inc.
(a) (b)
......... 255,137 8,437,381
CorMedix, Inc.
(a) (b)
.................... 611,946 4,155,113
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 796,107 28,914,606
Definium Therapeutics, Inc.
(a) (b)
............ 251,295 4,749,476
Edgewise Therapeutics, Inc.
(a) (b)
........... 551,740 17,379,810
Enliven Therapeutics, Inc.
(a) (b)
............. 319,687 12,531,730
Esperion Therapeutics, Inc.
(a) (b)
............ 653,437 1,790,417
Eton Pharmaceuticals, Inc.
(a) (b)
............ 207,957 5,132,379
Evolus, Inc.
(a) (b)
...................... 455,115 1,870,523
Fulcrum Therapeutics, Inc.
(a) (b)
............ 45,729 350,741
Harmony Biosciences Holdings, Inc.
(a)
....... 356,236 9,978,170
Harrow, Inc.
(a) (b)
...................... 256,748 9,052,935
Indivior Pharmaceuticals, Inc.
(a)
........... 843,726 25,716,768
Innoviva, Inc.
(a)
...................... 535,769 12,483,418
Journey Medical Corp.
(a) (b)
............... 160,896 754,602
LB Pharmaceuticals, Inc.
(a) (b)
............. 82,146 2,025,720
LENZ Therapeutics, Inc.
(a) (b)
.............. 162,378 1,485,759
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 18,411 3,675,756
Liquidia Corp.
(a) (b)
..................... 533,577 20,137,196
Maze Therapeutics, Inc.
(a) (b)
.............. 14,744 440,108
MediWound Ltd.
(a) (b)
................... 72,065 1,160,967
Nuvation Bio, Inc. , Class A
(a)
............. 165,931 711,844
Ocular Therapeutix, Inc.
(a) (b)
.............. 1,531,041 12,967,917
Omeros Corp.
(a) (b)
..................... 500,380 5,284,013
Pacira BioSciences, Inc.
(a) (b)
.............. 27,881 630,111
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 100,979 1,121,877
Phibro Animal Health Corp. , Class A ........ 167,321 9,254,525
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 71,320 4,227,136
SIGA Technologies, Inc. ................ 257,229 1,376,175
Supernus Pharmaceuticals, Inc.
(a)
.......... 37,689 1,948,144
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 323,167 22,670,165
Theravance Biopharma, Inc.
(a)
............ 250,562 4,066,621
Trevi Therapeutics, Inc.
(a) (b)
.............. 780,836 9,315,374
Tvardi Therapeutics, Inc.
(a) (b)
............. 4,000 12,720
WaVe Life Sciences Ltd.
(a)
............... 1,010,836 7,328,561
Xeris Biopharma Holdings, Inc.
(a)
.......... 1,298,460 7,531,068

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zevra Therapeutics, Inc.
(a) (b)
.............. 454,930 $ 4,239,948
357,617,415
Professional Services — 2.3%
Barrett Business Services, Inc. ............ 205,169 5,986,831
BlackSky Technology, Inc. , Class A
(a) (b)
....... 259,723 6,534,631
CBIZ, Inc.
(a) (b)
........................ 403,705 10,839,479
CRA International, Inc. ................. 52,141 8,440,585
CSG Systems International, Inc. ........... 202,927 16,221,984
Exponent, Inc. ....................... 407,516 26,590,419
Falcon's Beyond Global, Inc. , Class A
(a) (b)
..... 106,350 1,499,535
First Advantage Corp.
(a) (b)
............... 442,546 5,204,341
Franklin Covey Co.
(a) (b)
................. 70,040 1,105,932
Huron Consulting Group, Inc.
(a) (b)
.......... 139,335 17,763,819
IBEX Holdings Ltd.
(a)
................... 82,993 2,225,872
Innodata, Inc.
(a) (b)
..................... 251,530 9,714,089
Insperity, Inc. ........................ 293,620 7,939,485
Kforce, Inc. ......................... 120,867 3,534,151
Korn Ferry ......................... 194,912 12,269,710
Legalzoom.com, Inc.
(a)
................. 1,021,271 5,790,607
Maximus, Inc. ....................... 446,252 28,604,753
Planet Labs PBC , Class A
(a) (b)
............. 2,210,192 61,774,866
Public Policy Holding Co., Inc.
(b)
........... 15,600 204,048
RCM Technologies, Inc.
(a) (b)
.............. 38,362 734,249
Resolute Holdings Management, Inc.
(a) (b)
..... 13,705 2,224,322
Spire Global, Inc. , Class A
(a) (b)
............ 242,418 3,049,618
TIC Solutions, Inc.
(a) (b)
.................. 382,882 2,519,364
TriNet Group, Inc. .................... 243,891 8,884,949
Upwork, Inc.
(a) (b)
...................... 1,006,186 11,027,799
Verra Mobility Corp. , Class A
(a)
............ 1,305,728 18,658,853
Willdan Group, Inc.
(a) (b)
................. 79,109 6,056,585
285,400,876
Real Estate Management & Development — 0.5%
Compass, Inc. , Class A
(a) (b)
.............. 4,012,041 29,328,020
eXp World Holdings, Inc. ................ 725,974 4,348,584
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 52,946 814,839
Real Brokerage, Inc. (The)
(a) (b)
............ 1,139,625 2,849,063
St. Joe Co. (The) ..................... 311,323 19,551,084
56,891,590
Residential REITs — 0.1%
NexPoint Residential Trust, Inc. ........... 58,623 1,465,575
UMH Properties, Inc. .................. 657,092 9,481,838
10,947,413
Retail REITs — 0.4%
Alexander's, Inc. ..................... 17,784 4,200,581
CBL & Associates Properties, Inc. .......... 114,354 4,394,624
NETSTREIT Corp. .................... 167,478 3,153,611
Phillips Edison & Co., Inc. ............... 183,915 6,882,099
Saul Centers, Inc. .................... 92,900 3,026,682
Tanger, Inc. ......................... 839,247 28,517,613
50,175,210
Semiconductors & Semiconductor Equipment — 4.8%
Aehr Test Systems
(a) (b)
.................. 193,457 7,173,386
Aeluma, Inc.
(a) (b)
...................... 16,406 214,755
Ambarella, Inc.
(a)
..................... 336,579 17,325,404
Ambiq Micro, Inc.
(a) (b)
.................. 94,516 2,401,652
Atomera, Inc.
(a) (b)
..................... 250,266 953,513
Axcelis Technologies, Inc.
(a) (b)
............. 18,690 1,739,665
Blaize Holdings, Inc.
(a) (b)
................ 507,025 922,786
CEVA, Inc.
(a) (b)
....................... 189,125 3,532,855
Credo Technology Group Holding Ltd.
(a)
...... 1,317,181 123,643,780
FormFactor, Inc.
(a)
.................... 474,968 46,067,146
Impinj, Inc.
(a) (b)
....................... 229,631 23,583,104
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
indie Semiconductor, Inc. , Class A
(a) (b)
....... 622,329 $ 2,003,899
Kopin Corp.
(a) (b)
...................... 1,401,365 3,153,071
Kulicke & Soffa Industries, Inc. ............ 240,995 15,838,191
MaxLinear, Inc.
(a)
..................... 83,884 1,458,743
Navitas Semiconductor Corp.
(a) (b)
.......... 278,367 2,441,279
NVE Corp. ......................... 39,046 2,557,513
PDF Solutions, Inc.
(a) (b)
................. 259,661 8,493,511
Power Integrations, Inc. ................ 449,196 22,998,835
Rambus, Inc.
(a) (b)
..................... 880,350 75,736,511
Rigetti Computing, Inc.
(a) (b)
............... 2,663,364 37,393,631
Semtech Corp.
(a)
..................... 759,825 58,422,944
Silicon Laboratories, Inc.
(a)
............... 265,981 55,363,945
SiTime Corp.
(a) (b)
..................... 183,650 63,423,528
SkyWater Technology, Inc.
(a) (b)
............ 290,340 7,958,219
Synaptics, Inc.
(a) (b)
.................... 28,412 1,989,976
Ultra Clean Holdings, Inc.
(a)
.............. 25,835 1,606,420
588,398,262
Software — 6.9%
A10 Networks, Inc. .................... 500,268 11,566,196
ACI Worldwide, Inc.
(a)
.................. 843,715 34,600,752
Adeia, Inc. ......................... 778,941 18,717,952
Agilysys, Inc.
(a)
...................... 211,849 15,070,938
Airship AI Holdings, Inc. , Class A
(a) (b)
........ 132,169 298,702
Alarm.com Holdings, Inc.
(a)
.............. 387,660 16,743,035
Alkami Technology, Inc.
(a) (b)
.............. 562,432 8,813,310
Amplitude, Inc. , Class A
(a)
............... 800,878 5,461,988
Appian Corp. , Class A
(a)
................ 320,226 7,720,649
Arteris, Inc.
(a) (b)
....................... 21,392 351,685
Asana, Inc. , Class A
(a) (b)
................. 715,841 4,581,382
AudioEye, Inc.
(a) (b)
.................... 68,242 434,702
AvePoint, Inc. , Class A
(a)
................ 1,215,642 11,560,756
Bitdeer Technologies Group , Class A
(a) (b)
..... 1,000,785 8,656,790
Blackbaud, Inc.
(a)
..................... 248,920 9,610,801
BlackLine, Inc.
(a)
..................... 406,783 15,050,971
Blend Labs, Inc. , Class A
(a) (b)
............. 1,632,541 2,775,320
Box, Inc. , Class A
(a)
................... 889,513 21,028,087
Braze, Inc. , Class A
(a) (b)
................. 720,158 17,002,930
C3.ai, Inc. , Class A
(a) (b)
................. 1,056,796 8,898,222
Cerence, Inc.
(a) (b)
..................... 103,893 655,565
Chaince Digital Holdings, Inc.
(a) (b)
.......... 14,260 56,755
Clear Secure, Inc. , Class A .............. 721,671 34,936,093
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 2,276,381 53,836,411
Commvault Systems, Inc.
(a)
.............. 360,401 28,071,634
Core Scientific, Inc.
(a) (b)
................. 1,973,999 29,531,025
CS Disco, Inc.
(a) (b)
..................... 147,504 563,465
Daily Journal Corp.
(a) (b)
................. 8,051 3,883,319
Digimarc Corp.
(a) (b)
.................... 124,582 611,698
Digital Turbine, Inc.
(a) (b)
................. 579,799 1,669,821
Domo, Inc. , Class B
(a) (b)
................. 235,171 719,623
D-Wave Quantum, Inc.
(a) (b)
............... 2,982,695 43,040,289
eGain Corp.
(a) (b)
...................... 91,810 724,381
EverCommerce, Inc.
(a) (b)
................ 117,412 1,342,019
Expensify, Inc. , Class A
(a) (b)
.............. 261,968 227,886
Five9, Inc.
(a)
........................ 639,044 9,694,298
Freshworks, Inc. , Class A
(a)
.............. 1,705,798 13,697,558
I3 Verticals, Inc. , Class A
(a) (b)
............. 10,901 243,746
Intapp, Inc.
(a) (b)
....................... 466,844 11,993,222
InterDigital, Inc. ...................... 211,347 63,826,794
Kaltura, Inc.
(a)
....................... 676,209 824,975
Life360, Inc.
(a) (b)
...................... 169,054 6,900,784
LiveRamp Holdings, Inc.
(a) (b)
.............. 512,248 13,584,817
Mitek Systems, Inc.
(a) (b)
................. 69,790 942,165
NextNav, Inc.
(a) (b)
..................... 774,708 12,410,822
OneSpan, Inc. ....................... 37,793 397,960

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Ooma, Inc.
(a) (b)
....................... 207,240 $ 3,015,342
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 492,921 5,742,530
PagerDuty, Inc.
(a) (b)
.................... 715,882 4,445,627
PAR Technology Corp.
(a) (b)
............... 192,587 2,567,185
Porch Group, Inc.
(a) (b)
.................. 575,348 4,125,245
Progress Software Corp.
(a)
............... 343,014 8,798,309
Q2 Holdings, Inc.
(a)
.................... 506,705 23,967,147
Qualys, Inc.
(a)
....................... 293,759 25,806,728
Rapid7, Inc.
(a)
....................... 528,516 2,912,123
Red Violet, Inc.
(a)
..................... 92,809 3,211,191
ReposiTrak, Inc.
(b)
.................... 93,843 713,207
Rezolve AI plc
(a) (b)
..................... 1,812,823 4,640,827
Rimini Street, Inc.
(a) (b)
.................. 71,841 235,639
SEMrush Holdings, Inc. , Class A
(a) (b)
........ 383,551 4,579,599
SoundHound AI, Inc. , Class A
(a) (b)
.......... 3,167,774 21,762,607
SoundThinking, Inc.
(a)
.................. 80,675 534,069
Sprinklr, Inc. , Class A
(a)
................. 934,864 5,609,184
Sprout Social, Inc. , Class A
(a) (b)
............ 430,890 2,456,073
SPS Commerce, Inc.
(a)
................. 309,690 17,240,442
Tenable Holdings, Inc.
(a) (b)
............... 965,698 16,334,782
Terawulf, Inc.
(a) (b)
..................... 2,384,045 34,401,769
Varonis Systems, Inc.
(a)
................. 946,609 20,323,695
Vertex, Inc. , Class A
(a)
.................. 569,259 6,768,490
Via Transportation, Inc. , Class A
(a) (b)
......... 67,157 1,007,355
Viant Technology, Inc. , Class A
(a) (b)
......... 124,150 1,390,480
Weave Communications, Inc.
(a) (b)
.......... 534,889 2,471,187
WM Technology, Inc. , Class A
(a) (b)
.......... 707,660 465,923
Workiva, Inc. , Class A
(a)
................. 413,416 24,651,996
Yext, Inc.
(a) (b)
........................ 842,113 3,233,714
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 1,720,137 27,384,581
834,129,339
Specialized REITs — 0.3%
Outfront Media, Inc. ................... 1,205,404 31,943,206
Specialty Retail — 1.3%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 371,017 33,899,823
Arhaus, Inc. , Class A .................. 410,388 2,782,431
Arko Corp. ......................... 68,617 381,511
Bark, Inc. , Class A
(a) (b)
.................. 597,217 302,550
Boot Barn Holdings, Inc.
(a) (b)
.............. 250,834 36,712,064
Buckle, Inc. (The) .................... 239,667 12,069,630
Build-A-Bear Workshop, Inc. ............. 99,507 3,726,537
Camping World Holdings, Inc. , Class A ...... 494,697 3,378,781
Envela Corp.
(a) (b)
..................... 49,831 830,184
EVgo, Inc. , Class A
(a) (b)
................. 167,506 288,110
Genesco, Inc.
(a)
...................... 5,259 152,458
Group 1 Automotive, Inc. ................ 41,937 13,865,630
MarineMax, Inc.
(a) (b)
................... 7,545 204,168
Petco Health & Wellness Co., Inc.
(a) (b)
....... 50,450 140,251
RealReal, Inc. (The)
(a) (b)
................. 222,573 2,020,963
Revolve Group, Inc. , Class A
(a) (b)
........... 329,495 7,449,882
Sonic Automotive, Inc. , Class A ........... 44,493 3,050,885
Stitch Fix, Inc. , Class A
(a)
................ 62,251 206,051
ThredUp, Inc. , Class A
(a) (b)
............... 807,530 2,648,698
Upbound Group, Inc. .................. 145,174 2,620,391
Urban Outfitters, Inc.
(a)
................. 186,269 11,800,141
Victoria's Secret & Co.
(a) (b)
............... 163,941 7,600,305
Warby Parker, Inc. , Class A
(a) (b)
............ 810,954 17,086,801
163,218,245
Technology Hardware, Storage & Peripherals — 1.1%
(b)
CPI Card Group, Inc.
(a)
................. 62,957 913,506
Diebold Nixdorf, Inc.
(a)
.................. 185,575 13,999,778
GPGI, Inc. , Class A ................... 1,301,227 22,250,982
IonQ, Inc.
(a)
......................... 2,815,117 81,159,823
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Quantum Computing, Inc.
(a)
.............. 1,649,629 $ 11,299,959
Turtle Beach Corp.
(a)
................... 88,382 896,193
130,520,241
Textiles, Apparel & Luxury Goods — 0.4%
Ermenegildo Zegna NV ................. 507,036 5,283,315
Figs, Inc. , Class A
(a)
................... 730,437 10,788,555
Kontoor Brands, Inc. ................... 362,828 25,503,180
Steven Madden Ltd. ................... 54,031 1,832,732
Wolverine World Wide, Inc. .............. 665,217 10,856,341
54,264,123
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 157,413 289,640
Turning Point Brands, Inc. ............... 133,034 11,546,021
11,835,661
Trading Companies & Distributors — 0.9%
Alta Equipment Group, Inc. , Class A ........ 40,448 217,206
Distribution Solutions Group, Inc.
(a) (b)
........ 72,584 1,904,604
DXP Enterprises, Inc.
(a) (b)
................ 106,344 14,859,447
GATX Corp. ........................ 22,315 3,810,063
Global Industrial Co. ................... 116,968 3,686,832
Herc Holdings, Inc. .................... 267,276 26,607,326
Karat Packaging, Inc. .................. 71,359 1,992,343
McGrath RentCorp .................... 152,469 16,814,281
Rush Enterprises, Inc. , Class A ........... 269,838 17,838,990
Rush Enterprises, Inc. , Class B ........... 37,877 2,437,385
Transcat, Inc.
(a) (b)
..................... 37,467 2,751,951
Willis Lease Finance Corp.
(b)
............. 2,079 353,971
Xometry, Inc. , Class A
(a) (b)
............... 358,457 14,639,384
107,913,783
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 176,312 1,697,885
Water Utilities — 0.2%
American States Water Co. .............. 206,672 15,628,537
Cadiz, Inc.
(a) (b)
....................... 469,962 2,307,513
Consolidated Water Co. Ltd. ............. 38,049 1,260,183
Global Water Resources, Inc. ............. 111,480 846,133
Middlesex Water Co. .................. 22,978 1,196,005
York Water Co. (The) .................. 20,171 614,207
21,852,578
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)
........................ 635,746 2,555,699
Total Common Stocks — 99 .8%
(Cost: $ 11,230,437,055 ) ............................ 12,145,801,444
Rights
Biotechnology — 0.0%
(a)(d)
Akero Therapeutics, Inc., CVR
(b)
.......... 620,049 409,232
Contra Aduro Biotech I, CVR ............. 105,692 53,903
Contra Chinook Therape, CVR ........... 137,855 23,435
Oncternal Therapeutics, Inc., CVR
(b)
........ 6,020 —
Sanofi Aatd, Inc., CVR ................. 193,298 320,875
807,445

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
32
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc. ( Expires 04/15/26 , Strike
Price USD 59.00 )
(a)
................. 21,579 $ 45,316
Total Rights — 0.0%
(Cost: $ 540,533 ) ................................. 852,761
Total Long-Term Investments — 99.8%
(Cost: $ 11,230,977,588 ) ............................ 12,146,654,205
Short-Term Securities
Money Market Funds — 14.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(g)
................... 1,704,530,146 1,704,871,051
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 4,640,065 4,640,065
Total Short-Term Securities — 14 .1%
(Cost: $ 1,708,948,845 ) ............................ 1,709,511,116
Total Investments — 113 .9%
(Cost: $ 12,939,926,433 ) ............................ 13,856,165,321
Liabilities in Excess of Other Assets — (13.9) % ............ (1,689,025,920)
Net Assets — 100.0% ...............................
$ 12,167,139,401
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,542,163,199 $ 163,153,730
(a)
$ — $ (13,342) $ (432,536) $ 1,704,871,051 1,704,530,146 $ 15,094,165
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,128,144 — (19,488,079)
(a)
— — 4,640,065 4,640,065 689,592 —
$ (13,342) $ (432,536) $ 1,709,511,116 $ 15,783,757 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
33
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 137 06/18/26 $ 17,209 $ 35,617
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 35,617 $ — $ — $ — $ 35,617
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 2,568,434 $ — $ — $ — $ 2,568,434
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 149,498 $ — $ — $ — $ 149,498
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 24,505,806

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Growth ETF
34
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,145,801,444 $ — $ — $ 12,145,801,444
Rights ................................................ 45,316 — 807,445 852,761
Short-Term Securities
Money Market Funds ...................................... 1,709,511,116 — — 1,709,511,116
$ 13,855,357,876 $ — $ 807,445 $ 13,856,165,321
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 35,617 $ — $ — $ 35,617
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Russell 2000 Value ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
........................ 251,946 $ 27,578,009
AerSale Corp.
(a)
...................... 310,169 1,929,251
AIRO Group Holdings, Inc.
(a) (b)
............ 49,401 375,695
Astronics Corp.
(a)
..................... 22,353 1,491,616
Beta Technologies, Inc. , Class A
(a) (b)
........ 102,392 1,505,162
Ducommun, Inc.
(a)
.................... 118,388 14,443,336
Firefly Aerospace, Inc.
(a) (b)
............... 71,835 2,045,142
Intuitive Machines, Inc. , Class A
(a) (b)
......... 900,352 16,710,533
Mercury Systems, Inc.
(a) (b)
............... 359,009 26,175,346
National Presto Industries, Inc. ............ 45,076 6,178,117
Park Aerospace Corp. .................. 74,356 2,035,867
Satellogic, Inc. , Class A
(a) (b)
.............. 165,692 901,365
V2X, Inc.
(a)
......................... 209,304 14,337,324
Voyager Technologies, Inc. , Class A
(a) (b)
...... 116,265 2,719,438
VSE Corp. ......................... 31,735 5,851,934
York Space Systems, Inc.
(a) (b)
............. 53,958 1,196,249
125,474,384
Air Freight & Logistics — 0.2%
Arrive AI, Inc.
(a)
...................... 42,686 34,020
Forward Air Corp.
(a)
................... 117,642 1,965,798
Hub Group, Inc. , Class A ................ 513,595 18,509,964
Radiant Logistics, Inc.
(a)
................ 294,936 2,079,299
22,589,081
Automobile Components — 1.6%
Adient plc
(a)
......................... 675,362 13,649,066
Cooper-Standard Holdings, Inc.
(a)
.......... 143,277 3,993,130
Dana, Inc. .......................... 972,315 32,718,400
Dauch Corp.
(a)
....................... 1,965,010 11,652,509
Fox Factory Holding Corp.
(a)
.............. 268,174 4,414,144
Garrett Motion, Inc. ................... 1,523,109 27,674,890
Gentherm, Inc.
(a)
..................... 259,663 7,213,438
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 2,370,333 15,715,308
Holley, Inc.
(a)
........................ 643,561 1,975,732
LCI Industries ....................... 181,573 22,329,848
Motorcar Parts of America, Inc.
(a) (b)
......... 113,281 1,252,888
Phinia, Inc. ......................... 326,902 22,373,173
Solid Power, Inc. , Class A
(a) (b)
............. 1,373,749 4,121,247
Standard Motor Products, Inc. ............ 181,309 6,298,675
Strattec Security Corp.
(a) (b)
............... 35,796 2,804,259
Visteon Corp. ....................... 236,113 21,512,255
199,698,962
Automobiles — 0.1%
Faraday Future Intelligent Electric, Inc.
(a) (b)
.... 1,604,092 440,805
Winnebago Industries, Inc. .............. 232,385 7,201,611
7,642,416
Banks — 17.2%
1st Source Corp. ..................... 159,272 11,023,215
ACNB Corp. ........................ 86,247 4,128,644
Amalgamated Financial Corp. ............ 196,849 7,651,521
Amerant Bancorp, Inc. , Class A ........... 184,597 4,068,518
Ameris Bancorp ...................... 561,621 43,800,822
Ames National Corp. .................. 76,798 2,167,240
Arrow Financial Corp. .................. 132,482 4,447,421
Associated Banc-Corp. ................. 1,449,493 37,483,889
Atlantic Union Bankshares Corp. .......... 1,221,899 43,670,670
Avidbank Holdings, Inc.
(a)
............... 23,458 668,553
Axos Financial, Inc.
(a)
.................. 409,310 34,828,188
Banc of California, Inc. ................. 1,096,273 19,272,479
BancFirst Corp. ...................... 15,091 1,637,374
Bank First Corp. ..................... 73,255 9,893,820
Bank of Hawaii Corp. .................. 77,443 5,750,143
Security
Shares
Shares Value
Banks (continued)
Bank of Marin Bancorp ................. 125,651 $ 3,220,435
Bank of NT Butterfield & Son Ltd. (The) ...... 359,451 18,863,988
Bank7 Corp. ........................ 33,912 1,352,411
BankUnited, Inc. ..................... 644,550 29,107,878
Bankwell Financial Group, Inc. ............ 50,685 2,459,236
Banner Corp. ....................... 291,335 17,678,208
Bar Harbor Bankshares ................ 137,019 4,446,267
BayCom Corp. ...................... 90,755 2,697,692
BCB Bancorp, Inc. .................... 136,489 1,225,671
Beacon Financial Corp. ................. 716,682 21,500,460
Blue Foundry Bancorp
(a) (b)
............... 154,619 2,047,156
Blue Ridge Bankshares, Inc. ............. 575,142 2,415,596
Bridgewater Bancshares, Inc.
(a) (b)
.......... 99,353 1,758,548
Burke & Herbert Financial Services Corp. .... 116,053 7,228,941
Business First Bancshares, Inc. ........... 271,556 7,342,874
BV Financial, Inc.
(a) (b)
.................. 65,640 1,256,350
Byline Bancorp, Inc. ................... 268,489 8,476,198
C&F Financial Corp. ................... 25,604 1,867,556
California Bancorp
(b)
................... 168,100 2,978,732
Camden National Corp. ................ 142,622 6,767,414
Capital Bancorp, Inc. .................. 78,470 2,333,698
Capital City Bank Group, Inc. ............. 120,585 5,240,624
Capitol Federal Financial, Inc. ............ 1,047,627 7,469,581
Carter Bankshares, Inc.
(a) (b)
.............. 158,253 3,690,460
Cathay General Bancorp ................ 563,991 28,120,591
CB Financial Services, Inc. .............. 39,177 1,339,070
Central Pacific Financial Corp. ............ 224,453 7,173,518
CF Bankshares, Inc. ................... 42,924 1,198,009
Chain Bridge Bancorp, Inc. , Class A
(a) (b)
...... 19,665 686,309
Chemung Financial Corp. ............... 34,976 1,882,408
ChoiceOne Financial Services, Inc. ......... 120,116 3,377,662
Citizens & Northern Corp. ............... 141,395 3,158,764
Citizens Community Bancorp, Inc. ......... 80,667 1,597,207
Citizens Financial Services, Inc. ........... 36,107 2,207,943
City Holding Co. ..................... 42,189 5,042,429
Civista Bancshares, Inc. ................ 173,222 3,947,729
CNB Financial Corp. ................... 253,735 7,348,166
CoastalSouth Bancshares, Inc.
(b)
.......... 65,301 1,605,752
Colony Bankcorp, Inc. ................. 174,189 3,478,554
Columbia Financial, Inc.
(a) (b)
.............. 219,699 3,846,929
Commercial Bancgroup, Inc.
(b)
............ 54,570 1,419,911
Community Financial System, Inc. ......... 352,202 20,656,647
Community Trust Bancorp, Inc. ........... 137,145 8,327,444
Community West Bancshares ............ 120,603 2,810,050
ConnectOne Bancorp, Inc. .............. 306,046 8,192,851
Customers Bancorp, Inc.
(a)
............... 256,102 17,776,040
CVB Financial Corp. ................... 1,107,962 21,483,383
Dime Community Bancshares, Inc. ......... 282,224 9,544,816
Eagle Bancorp Montana, Inc. ............. 62,278 1,281,681
Eagle Bancorp, Inc. ................... 192,167 4,779,193
Eagle Financial Services, Inc. ............ 36,637 1,281,562
Eastern Bankshares, Inc. ............... 1,866,727 36,513,180
ECB Bancorp, Inc.
(a) (b)
.................. 64,685 1,082,180
Enterprise Financial Services Corp. ........ 315,789 17,087,343
Equity Bancshares, Inc. , Class A .......... 147,179 6,536,219
Farmers & Merchants Bancorp, Inc. ........ 108,312 2,780,369
Farmers National Banc Corp. ............. 476,165 6,266,331
FB Bancorp, Inc.
(a) (b)
................... 137,261 1,885,966
FB Financial Corp. .................... 381,657 19,823,265
Fidelity D&D Bancorp, Inc. ............... 40,559 1,755,394
Financial Institutions, Inc. ............... 167,999 5,327,248
Finward Bancorp
(b)
.................... 28,841 1,046,928
Finwise Bancorp
(a) (b)
................... 30,523 484,095
First Bancorp ....................... 346,452 19,522,570
First BanCorp ....................... 623,686 13,321,933

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Bancorp, Inc. (The) ................ 90,524 $ 2,537,388
First Bank .......................... 182,780 2,924,480
First Busey Corp. ..................... 722,292 18,252,319
First Business Financial Services, Inc. ....... 64,685 3,488,462
First Capital, Inc. ..................... 27,405 1,360,110
First Commonwealth Financial Corp. ........ 885,620 15,569,200
First Community Bankshares, Inc. ......... 139,018 5,772,027
First Community Corp. ................. 47,155 1,378,341
First Financial Bancorp ................. 894,035 24,925,696
First Financial Corp. ................... 85,661 5,413,775
First Foundation, Inc.
(a) (b)
................ 553,116 3,263,384
First Internet Bancorp .................. 33,436 681,426
First Interstate BancSystem, Inc. , Class A .... 749,272 25,025,685
First Merchants Corp. .................. 508,673 19,700,905
First Mid Bancshares, Inc. ............... 185,846 7,654,997
First National Corp. ................... 61,859 1,665,244
First United Corp. .................... 50,570 1,852,885
First Western Financial, Inc.
(a)
............ 49,752 1,222,904
Firstsun Capital Bancorp
(a) (b)
.............. 108,279 3,947,852
Five Star Bancorp .................... 49,516 1,867,744
Flagstar Bank NA
(b)
................... 2,608,394 34,352,549
Flushing Financial Corp. ................ 272,472 4,185,170
Franklin Financial Services Corp. .......... 37,479 1,914,427
FS Bancorp, Inc. ..................... 55,683 2,148,807
Fulton Financial Corp. .................. 1,564,807 31,828,174
FVCBankcorp, Inc. .................... 137,494 2,088,534
GBank Financial Holdings, Inc.
(a) (b)
......... 73,973 1,979,517
German American Bancorp, Inc. ........... 310,035 12,956,363
Glacier Bancorp, Inc. .................. 883,710 39,475,326
Great Southern Bancorp, Inc. ............. 70,776 4,468,089
Greene County Bancorp, Inc. ............. 23,636 529,683
Hancock Whitney Corp. ................ 723,853 46,029,812
Hanmi Financial Corp. ................. 256,834 6,770,144
Hanover Bancorp, Inc.
(b)
................ 37,543 810,553
Hawthorn Bancshares, Inc. .............. 48,864 1,646,228
HBT Financial, Inc. .................... 97,635 2,608,807
Heritage Commerce Corp. ............... 509,429 6,357,674
Heritage Financial Corp. ................ 292,216 7,597,616
Hilltop Holdings, Inc. ................... 379,347 13,588,210
Hingham Institution for Savings (The)
(b)
...... 12,974 3,708,488
Home Bancorp, Inc. ................... 58,487 3,543,142
Home BancShares, Inc. ................ 1,614,287 43,472,749
HomeTrust Bancshares, Inc. ............. 136,926 5,839,894
Hope Bancorp, Inc. ................... 1,012,777 11,312,719
Horizon Bancorp, Inc. .................. 422,516 7,001,090
Independent Bank Corp. ................ 600,288 37,938,763
International Bancshares Corp. ........... 420,877 28,320,813
Investar Holding Corp. ................. 113,100 3,084,237
John Marshall Bancorp, Inc. ............. 104,257 2,114,332
Kearny Financial Corp. ................. 482,706 3,644,430
Lakeland Financial Corp. ................ 93,111 5,342,709
Landmark Bancorp, Inc. ................ 40,093 994,306
LCNB Corp. ........................ 113,137 1,763,806
LINKBANCORP, Inc. .................. 172,973 1,442,595
Live Oak Bancshares, Inc. ............... 175,004 5,787,382
MainStreet Bancshares, Inc. ............. 56,036 1,243,999
Mechanics Bancorp ................... 414,714 6,117,032
Mercantile Bank Corp. ................. 144,779 7,311,340
Meridian Corp. ...................... 69,366 1,315,179
Metrocity Bankshares, Inc. .............. 70,735 2,027,972
Metropolitan Bank Holding Corp. .......... 59,097 4,922,189
Mid Penn Bancorp, Inc. ................. 165,526 5,323,316
Midland States Bancorp, Inc. ............. 170,752 3,809,477
MVB Financial Corp. .................. 96,415 2,393,984
National Bank Holdings Corp. , Class A ...... 326,245 12,775,754
Security
Shares
Shares Value
Banks (continued)
National Bankshares, Inc. ............... 50,639 $ 1,843,766
NB Bancorp, Inc.
(b)
.................... 342,366 7,213,652
NBT Bancorp, Inc. .................... 411,166 17,507,448
Nicolet Bankshares, Inc. ................ 125,776 18,692,829
Northeast Bank
(b)
..................... 25,743 2,892,741
Northeast Community Bancorp, Inc. ........ 107,564 2,560,023
Northfield Bancorp, Inc. ................ 278,106 3,765,555
Northpointe Bancshares, Inc. ............. 180,273 3,111,512
Northrim Bancorp, Inc. ................. 87,553 2,003,213
Northwest Bancshares, Inc. .............. 1,241,362 15,752,884
Norwood Financial Corp. ................ 79,341 2,334,212
Oak Valley Bancorp ................... 57,479 1,864,044
OceanFirst Financial Corp. .............. 484,539 8,741,084
OFG Bancorp ....................... 373,167 15,098,337
Ohio Valley Banc Corp. ................. 31,955 1,401,546
Old National Bancorp .................. 2,652,514 58,620,559
Old Second Bancorp, Inc. ............... 436,035 8,790,466
OP Bancorp ........................ 90,252 1,200,352
Orange County Bancorp, Inc. ............. 71,438 2,284,587
Origin Bancorp, Inc. ................... 240,763 9,982,034
Orrstown Financial Services, Inc. .......... 159,518 5,755,409
Park National Corp. ................... 127,283 20,804,406
Parke Bancorp, Inc. ................... 83,139 2,361,148
PCB Bancorp ....................... 80,584 1,812,334
Peapack-Gladstone Financial Corp. ........ 82,786 2,914,895
Peoples Bancorp of North Carolina, Inc. ..... 37,466 1,467,169
Peoples Bancorp, Inc. ................. 296,916 9,759,629
Peoples Financial Services Corp. .......... 70,279 3,747,979
Pioneer Bancorp, Inc.
(a) (b)
................ 100,503 1,399,002
Plumas Bancorp ..................... 52,680 2,571,838
Ponce Financial Group, Inc.
(a) (b)
........... 170,267 2,845,162
Preferred Bank ...................... 85,074 7,715,361
Primis Financial Corp. .................. 184,381 2,448,580
Princeton Bancorp, Inc. ................. 39,180 1,323,109
Provident Financial Services, Inc. .......... 930,948 19,698,860
QCR Holdings, Inc. ................... 140,348 11,992,737
RBB Bancorp ....................... 142,303 3,041,015
Red River Bancshares, Inc. .............. 43,134 3,901,039
Renasant Corp. ...................... 812,950 29,371,883
Republic Bancorp, Inc. , Class A ........... 71,738 5,061,116
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 37,947 585,143
Richmond Mutual Bancorp, Inc. ........... 61,814 838,816
Riverview Bancorp, Inc. ................ 171,737 944,554
S&T Bancorp, Inc. .................... 319,723 13,374,013
SB Financial Group, Inc. ................ 49,924 1,048,404
Seacoast Banking Corp. of Florida ......... 834,513 25,277,399
Shore Bancshares, Inc. ................. 221,110 4,130,335
Sierra Bancorp ...................... 104,944 3,559,700
Simmons First National Corp. , Class A ...... 1,233,317 23,988,016
SmartFinancial, Inc. ................... 104,229 4,073,269
Sound Financial Bancorp, Inc. ............ 17,978 785,818
South Plains Financial, Inc. .............. 107,815 4,517,449
Southern First Bancshares, Inc.
(a)
.......... 66,605 3,629,973
Southern Missouri Bancorp, Inc. ........... 76,424 4,886,551
Southside Bancshares, Inc. .............. 247,946 7,708,641
SR Bancorp, Inc.
(b)
.................... 66,166 1,116,882
Stellar Bancorp, Inc. ................... 398,004 14,570,926
Sterling Bancorp, Inc.
(a) (b) (c)
............... 207,134 2
Stock Yards Bancorp, Inc. ............... 12,851 851,893
Texas Capital Bancshares, Inc.
(a) (b)
......... 328,963 31,212,009
Third Coast Bancshares, Inc.
(a) (b)
........... 111,014 4,199,660
Timberland Bancorp, Inc. ............... 64,627 2,548,243
Tompkins Financial Corp. ............... 116,591 9,192,034
Towne Bank ........................ 737,375 24,827,416
TriCo Bancshares .................... 260,939 12,405,040

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Triumph Financial, Inc.
(a)
................ 106,968 $ 6,381,711
TrustCo Bank Corp. ................... 152,216 6,664,016
Trustmark Corp. ..................... 471,972 19,888,900
UMB Financial Corp. .................. 570,850 64,386,172
United Bankshares, Inc. ................ 1,198,840 49,655,953
United Community Banks, Inc. ............ 1,038,689 32,708,317
United Security Bancshares .............. 116,336 1,222,691
Unity Bancorp, Inc. .................... 34,920 1,809,904
Univest Financial Corp. ................. 243,557 8,344,263
USCB Financial Holdings, Inc. , Class A ...... 59,496 1,103,056
Valley National Bancorp ................ 3,155,108 38,744,726
Virginia National Bankshares Corp. ......... 40,095 1,531,629
WaFd, Inc. ......................... 658,348 20,672,127
Washington Trust Bancorp, Inc. ........... 162,246 5,428,751
WesBanco, Inc. ...................... 768,159 26,493,804
West Bancorp, Inc. .................... 108,071 2,571,009
Westamerica Bancorp ................. 204,054 10,641,416
Western New England Bancorp, Inc. ........ 154,507 1,997,776
WSFS Financial Corp. ................. 462,274 30,260,456
2,139,740,692
Beverages — 0.0%
MGP Ingredients, Inc. .................. 122,600 2,254,614
Biotechnology — 6.0%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 378,230 3,521,321
Abeona Therapeutics, Inc.
(a) (b)
............ 24,776 110,996
Absci Corp.
(a) (b)
...................... 234,362 703,086
Agios Pharmaceuticals, Inc.
(a) (b)
........... 484,295 16,383,700
Akebia Therapeutics, Inc.
(a) (b)
............. 1,898,454 2,638,851
Aktis Oncology, Inc.
(a) (b)
................. 81,482 1,457,713
Aldeyra Therapeutics, Inc.
(a) (b)
............. 84,897 143,476
Alector, Inc.
(a) (b)
...................... 714,453 1,536,074
Alkermes plc
(a)
....................... 350,656 12,399,196
Allogene Therapeutics, Inc.
(a) (b)
............ 1,358,691 3,315,206
Anika Therapeutics, Inc.
(a) (b)
.............. 104,726 1,518,527
Annexon, Inc.
(a) (b)
..................... 1,129,075 6,255,076
Arbutus Biopharma Corp.
(a) (b)
............. 73,485 330,683
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 149,985 1,157,884
Arcus Biosciences, Inc.
(a)
................ 190,463 4,114,001
Atrium Therapeutics, Inc.
(a)
.............. 8,211 109,781
Aura Biosciences, Inc.
(a) (b)
............... 253,464 1,695,674
Bicara Therapeutics, Inc.
(a) (b)
............. 253,669 5,045,476
BioCryst Pharmaceuticals, Inc.
(a) (b)
......... 207,962 1,979,798
Candel Therapeutics, Inc.
(a) (b)
............. 29,923 146,623
Cardiff Oncology, Inc.
(a) (b)
................ 298,046 482,835
Cartesian Therapeutics, Inc.
(a) (b)
........... 86,981 534,933
Celcuity, Inc.
(a) (b)
...................... 15,202 1,735,156
Celldex Therapeutics, Inc.
(a) (b)
............. 560,991 17,794,635
Cogent Biosciences, Inc.
(a) (b)
............. 72,822 2,802,919
Coherus Oncology, Inc.
(a) (b)
.............. 632,649 1,069,177
Compass Therapeutics, Inc.
(a) (b)
........... 522,428 2,763,644
CRISPR Therapeutics AG
(a) (b)
............. 783,058 37,250,069
Cullinan Therapeutics, Inc.
(a) (b)
............ 460,225 6,539,797
Cytokinetics, Inc.
(a) (b)
................... 912,972 60,173,985
Day One Biopharmaceuticals, Inc.
(a)
........ 639,394 13,708,607
Denali Therapeutics, Inc.
(a) (b)
............. 1,149,603 22,072,378
Design Therapeutics, Inc.
(a) (b)
............. 203,675 2,167,102
Dianthus Therapeutics, Inc.
(a) (b)
............ 280,763 23,561,631
Dyne Therapeutics, Inc.
(a) (b)
.............. 777,573 14,097,398
Editas Medicine, Inc.
(a) (b)
................ 846,943 2,091,949
Eledon Pharmaceuticals, Inc.
(a) (b)
.......... 599,451 1,846,309
Emergent BioSolutions, Inc.
(a) (b)
........... 443,552 3,681,482
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 231,636 2,925,563
Entrada Therapeutics, Inc.
(a) (b)
............ 248,429 3,135,174
Security
Shares
Shares Value
Biotechnology (continued)
Erasca, Inc.
(a)
....................... 1,626,806 $ 26,321,721
Evommune, Inc.
(a) (b)
................... 40,972 941,946
Fate Therapeutics, Inc.
(a) (b)
............... 913,993 1,096,792
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 170,874 1,050,875
Foghorn Therapeutics, Inc.
(a) (b)
............ 78,316 374,350
GRAIL, Inc.
(a) (b)
...................... 301,344 15,573,458
Heron Therapeutics, Inc.
(a) (b)
.............. 1,151,042 920,949
Humacyte, Inc.
(a) (b)
.................... 1,111,783 674,519
Ideaya Biosciences, Inc.
(a) (b)
.............. 725,397 24,170,228
ImmunityBio, Inc.
(a) (b)
................... 449,314 3,446,238
Inhibikase Therapeutics, Inc.
(a) (b)
........... 825,401 1,386,674
Inhibrx Biosciences, Inc.
(a) (b)
.............. 77,799 5,230,427
Intellia Therapeutics, Inc.
(a) (b)
............. 952,304 12,208,537
Iovance Biotherapeutics, Inc.
(a) (b)
........... 2,894,398 10,159,337
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 107,653 377,862
Jade Biosciences, Inc.
(b)
................ 274,725 3,859,886
Janux Therapeutics, Inc.
(a) (b)
.............. 246,138 3,421,318
Keros Therapeutics, Inc.
(a)
............... 246,035 2,716,226
Kodiak Sciences, Inc.
(a) (b)
................ 324,241 12,360,067
Korro Bio, Inc.
(a) (b)
..................... 55,786 631,498
Kura Oncology, Inc.
(a) (b)
................. 691,817 5,624,472
Larimar Therapeutics, Inc.
(a) (b)
............. 410,069 1,845,310
Lexeo Therapeutics, Inc.
(a) (b)
.............. 562,449 3,228,457
MapLight Therapeutics, Inc.
(a) (b)
........... 81,336 1,653,561
MeiraGTx Holdings plc
(a) (b)
............... 104,792 907,499
Monte Rosa Therapeutics, Inc.
(a)
........... 518,037 8,521,709
Myriad Genetics, Inc.
(a)
................. 788,112 3,546,504
Neurogene, Inc.
(a) (b)
................... 96,438 1,944,190
Nkarta, Inc.
(a) (b)
...................... 416,961 879,788
Novavax, Inc.
(a) (b)
..................... 224,204 1,825,021
Nurix Therapeutics, Inc.
(a) (b)
.............. 870,755 13,496,703
Olema Pharmaceuticals, Inc.
(a) (b)
........... 597,562 8,909,649
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 402,972 5,105,655
Oruka Therapeutics, Inc.
(a) (b)
.............. 331,074 16,239,180
Palvella Therapeutics, Inc.
(a)
............. 3,976 495,608
Perspective Therapeutics, Inc.
(a) (b)
.......... 531,257 2,215,342
Praxis Precision Medicines, Inc.
(a) (b)
......... 203,935 65,705,818
Precigen, Inc.
(a) (b)
..................... 112,252 434,415
Prime Medicine, Inc.
(a) (b)
................ 881,062 3,066,096
Protara Therapeutics, Inc.
(a) (b)
............. 435,676 2,269,872
Prothena Corp. plc
(a)
................... 339,557 3,300,494
PTC Therapeutics, Inc.
(a)
................ 127,048 8,655,780
Puma Biotechnology, Inc.
(a) (b)
............. 359,604 2,297,870
REGENXBIO, Inc.
(a) (b)
.................. 399,985 3,351,874
Relay Therapeutics, Inc.
(a) (b)
.............. 1,208,852 12,028,077
Replimune Group, Inc.
(a) (b)
............... 606,216 4,637,552
Rezolute, Inc.
(a) (b)
..................... 90,609 276,357
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 612,659 2,193,319
Sana Biotechnology, Inc.
(a) (b)
............. 1,278,902 3,683,238
Scholar Rock Holding Corp.
(a) (b)
........... 61,160 3,006,626
Solid Biosciences, Inc.
(a) (b)
............... 502,655 3,619,116
Spyre Therapeutics, Inc.
(a) (b)
.............. 194,976 9,834,589
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 47,980 1,120,813
Tango Therapeutics, Inc.
(a) (b)
.............. 952,742 19,931,363
Tectonic Therapeutic, Inc.
(a) (b)
............. 76,514 2,365,048
Tevogen Bio Holdings, Inc.
(a) (b)
............ 2,037 9,207
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 116,280 1,598,850
Travere Therapeutics, Inc.
(a) (b)
............ 46,846 1,391,795
TriSalus Life Sciences, Inc.
(a) (b)
............ 191,215 764,860
Tyra Biosciences, Inc.
(a) (b)
............... 222,011 8,503,021
Upstream Bio, Inc.
(a)
................... 284,917 2,564,253
UroGen Pharma Ltd.
(a) (b)
................ 62,256 1,119,363
Vanda Pharmaceuticals, Inc.
(a)
............ 473,447 3,271,519
Vaxcyte, Inc.
(a) (b)
...................... 1,067,186 62,014,178
Verastem, Inc.
(a)
...................... 250,234 1,326,240

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Vir Biotechnology, Inc.
(a)
................ 801,252 $ 7,179,218
Viridian Therapeutics, Inc.
(a) (b)
............. 145,996 2,855,682
Voyager Therapeutics, Inc.
(a)
............. 394,497 1,522,758
Xencor, Inc.
(a)
....................... 604,276 7,287,569
XOMA Royalty Corp.
(a) (b)
................ 25,430 797,739
Zenas Biopharma, Inc.
(a) (b)
............... 200,584 3,921,417
746,265,427
Broadline Retail — 0.1%
Kohl's Corp. ........................ 934,200 12,051,180
Savers Value Village, Inc.
(a) (b)
............. 22,233 165,414
12,216,594
Building Products — 1.0%
American Woodmark Corp.
(a)
............. 124,977 4,977,834
Apogee Enterprises, Inc. ................ 180,250 6,045,585
Gibraltar Industries, Inc.
(a)
............... 255,903 10,202,852
Insteel Industries, Inc. .................. 71,088 2,389,268
Janus International Group, Inc.
(a) (b)
......... 725,158 3,734,564
JELD-WEN Holding, Inc.
(a) (b)
.............. 733,679 909,762
Masterbrand, Inc.
(a) (b)
.................. 1,088,378 9,044,421
Quanex Building Products Corp. ........... 392,788 7,058,400
Resideo Technologies, Inc.
(a)
............. 1,108,617 37,371,479
UFP Industries, Inc. ................... 473,091 43,581,143
125,315,308
Capital Markets — 0.6%
AlTi Global, Inc. , Class A
(a) (b)
............. 357,721 1,294,950
Artisan Partners Asset Management, Inc. , Class
A ............................. 241,990 8,806,016
Bakkt, Inc. , Class A
(a) (b)
................. 111,689 822,031
Cohen & Steers, Inc. .................. 20,707 1,295,223
Diamond Hill Investment Group, Inc. ........ 18,114 3,117,419
DigitalBridge Group, Inc. , Class A .......... 1,521,309 23,458,585
Donnelley Financial Solutions, Inc.
(a)
........ 60,753 2,863,896
GCM Grosvenor, Inc. , Class A ............ 49,224 482,395
Innventure, Inc.
(a) (b)
.................... 383,191 1,498,277
Marex Group plc ..................... 148,053 6,600,203
MarketWise, Inc. , Class A ............... 17,722 331,756
Miami International Holdings, Inc.
(a)
......... 98,755 3,843,544
Open Lending Corp.
(a) (b)
................. 861,599 1,076,999
Siebert Financial Corp.
(a) (b)
............... 106,537 204,551
Silvercrest Asset Management Group, Inc. , Class
A ............................. 59,125 794,640
Virtus Investment Partners, Inc. ........... 55,482 7,454,007
Wealthfront Corp.
(a) (b)
.................. 95,909 887,158
Webull Corp.
(a) (b)
..................... 2,061,136 9,893,453
Westwood Holdings Group, Inc. ........... 62,587 1,030,808
75,755,911
Chemicals — 1.7%
AdvanSix, Inc. ....................... 226,258 5,520,695
American Vanguard Corp.
(a)
.............. 229,389 571,179
Arq, Inc.
(a) (b)
......................... 283,650 726,144
Ascent Industries Co.
(a) (b)
................ 66,851 889,787
Aspen Aerogels, Inc.
(a) (b)
................ 573,580 1,961,644
Avient Corp. ........................ 788,193 28,611,406
Cabot Corp. ........................ 29,893 2,251,242
Core Molding Technologies, Inc.
(a) (b)
......... 71,285 1,596,784
Ecovyst, Inc.
(a)
....................... 982,517 12,635,169
Flotek Industries, Inc.
(a) (b)
................ 92,851 1,575,681
HB Fuller Co. ....................... 468,590 28,902,631
Innospec, Inc. ....................... 201,297 14,698,707
Intrepid Potash, Inc.
(a) (b)
................. 94,151 4,026,838
Koppers Holdings, Inc. ................. 160,800 6,219,744
Kronos Worldwide, Inc. ................. 184,167 1,209,977
Security
Shares
Shares Value
Chemicals (continued)
LSB Industries, Inc.
(a)
.................. 462,870 $ 6,896,763
Mativ Holdings, Inc. ................... 457,207 3,977,701
Minerals Technologies, Inc. .............. 270,581 19,189,604
Orion SA .......................... 469,887 3,054,265
Perimeter Solutions, Inc.
(a) (b)
.............. 1,193,611 29,147,981
Quaker Chemical Corp. ................ 117,899 14,646,593
Rayonier Advanced Materials, Inc.
(a) (b)
....... 550,351 6,092,385
Stepan Co. ......................... 184,020 9,197,320
Trinseo plc
(b)
........................ 284,806 29,905
Tronox Holdings plc ................... 1,032,430 10,086,841
Valhi, Inc. .......................... 22,060 315,458
214,032,444
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. ................... 515,312 19,849,818
ACCO Brands Corp. ................... 753,613 2,260,839
BrightView Holdings, Inc.
(a)
.............. 614,332 7,242,974
Cimpress plc
(a) (b)
..................... 115,321 8,418,433
CompX International, Inc. , Class A ......... 4,048 94,561
CoreCivic, Inc.
(a)
..................... 750,399 14,190,045
Deluxe Corp. ........................ 379,881 10,461,923
Ennis, Inc. ......................... 198,415 4,250,049
Enviri Corp.
(a)
....................... 653,216 12,816,098
Healthcare Services Group, Inc.
(a)
.......... 331,838 6,155,595
HNI Corp. .......................... 354,528 11,837,690
Interface, Inc. ....................... 438,523 10,927,993
MillerKnoll, Inc. ...................... 587,905 8,501,106
Mobile Infrastructure Corp.
(a) (b)
............ 121,039 271,127
Montrose Environmental Group, Inc.
(a) (b)
...... 282,604 6,186,202
NL Industries, Inc. .................... 64,216 374,379
OPENLANE, Inc.
(a)
.................... 904,007 26,351,804
Perma-Fix Environmental Services, Inc.
(a) (b)
... 121,354 1,297,274
Pitney Bowes, Inc. .................... 607,590 6,713,870
Quad/Graphics, Inc. , Class A ............. 73,968 488,929
UniFirst Corp. ....................... 125,644 31,610,774
Vestis Corp.
(a)
....................... 789,918 6,208,756
Virco Mfg. Corp.
(b)
.................... 87,407 534,931
197,045,170
Communications Equipment — 1.0%
(a)
Applied Optoelectronics, Inc.
(b)
............ 116,467 9,851,944
Aviat Networks, Inc. ................... 102,171 2,310,086
Clearfield, Inc.
(b)
...................... 55,779 1,476,470
Digi International, Inc.
(b)
................. 319,262 15,388,429
Harmonic, Inc. ....................... 716,147 6,431,000
Inseego Corp.
(b)
...................... 97,553 1,084,789
NETGEAR, Inc. ...................... 234,323 5,117,614
NetScout Systems, Inc. ................. 608,314 19,338,302
Ribbon Communications, Inc.
(b)
........... 814,118 1,725,930
Viasat, Inc. ......................... 1,061,938 48,636,761
Vistance Networks, Inc. ................. 717,190 13,052,858
124,414,183
Construction & Engineering — 1.4%
Ameresco, Inc. , Class A
(a) (b)
.............. 276,306 7,045,803
Arcosa, Inc. ........................ 299,751 31,815,571
Bowman Consulting Group Ltd.
(a)
.......... 5,932 168,706
Cardinal Infrastructure Group, Inc. , Class A
(a) (b)
. 41,569 1,648,419
Concrete Pumping Holdings, Inc.
(a)
......... 175,507 1,253,120
Fluor Corp.
(a)
........................ 1,383,807 64,554,596
Granite Construction, Inc.
(b)
.............. 52,155 6,252,341
Great Lakes Dredge & Dock Corp.
(a)
........ 572,325 9,729,525
Legence Corp. , Class A
(a) (b)
.............. 141,558 7,992,365
Matrix Service Co.
(a) (b)
.................. 182,823 2,098,808
NWPX Infrastructure, Inc.
(a)
.............. 80,708 6,283,925
Orion Group Holdings, Inc.
(a)
............. 265,854 2,897,809

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Primoris Services Corp. ................ 29,871 $ 4,272,748
Southland Holdings, Inc.
(a) (b)
.............. 90,888 118,154
Tutor Perini Corp. .................... 382,436 29,520,235
175,652,125
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a) (b)
............. 42,959 2,254,059
Bread Financial Holdings, Inc. ............ 359,328 26,910,074
Consumer Portfolio Services, Inc.
(a) (b)
........ 84,077 649,915
Encore Capital Group, Inc.
(a) (b)
............ 187,713 13,162,436
Green Dot Corp. , Class A
(a)
.............. 469,307 5,265,625
Jefferson Capital, Inc. .................. 127,439 2,450,652
LendingClub Corp.
(a)
................... 987,364 14,139,052
LendingTree, Inc.
(a)
.................... 6,851 293,771
Medallion Financial Corp. ............... 138,654 1,186,878
Navient Corp. ....................... 589,229 4,819,893
Nelnet, Inc. , Class A ................... 111,603 14,392,323
Oportun Financial Corp.
(a) (b)
.............. 355,454 1,638,643
PRA Group, Inc.
(a)
.................... 335,067 5,863,672
PROG Holdings, Inc. .................. 338,566 9,713,459
Regional Management Corp. ............. 69,293 2,234,699
Vroom, Inc.
(a) (b)
....................... 7,911 105,295
World Acceptance Corp.
(a)
............... 20,556 2,775,882
107,856,328
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) .................. 279,032 20,028,917
Grocery Outlet Holding Corp.
(a) (b)
........... 801,741 5,652,274
HF Foods Group, Inc.
(a) (b)
................ 335,746 621,130
Ingles Markets, Inc. , Class A ............. 125,688 11,298,094
United Natural Foods, Inc.
(a)
.............. 514,540 23,185,173
Village Super Market, Inc. , Class A ......... 77,140 3,257,622
Weis Markets, Inc. .................... 117,584 8,041,570
72,084,780
Containers & Packaging — 0.4%
Ardagh Metal Packaging SA ............. 899,644 3,643,558
Greif, Inc. , Class A, NVS ................ 206,112 13,823,932
Greif, Inc. , Class B .................... 40,528 3,547,821
Myers Industries, Inc. .................. 274,671 5,817,532
O-I Glass, Inc.
(a)
...................... 995,752 10,465,353
Ranpak Holdings Corp. , Class A
(a) (b)
........ 410,315 1,464,825
TriMas Corp. ........................ 273,540 9,831,028
48,594,049
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(a)
....... 206,490 9,370,516
Gold.com, Inc. ....................... 163,832 6,566,386
Weyco Group, Inc. .................... 51,835 1,661,312
17,598,214
Diversified Consumer Services — 0.8%
American Public Education, Inc.
(a)
.......... 8,010 455,609
European Wax Center, Inc. , Class A
(a)
....... 22,921 132,483
Graham Holdings Co. , Class B ............ 27,601 29,181,433
Laureate Education, Inc.
(a) (b)
.............. 712,474 24,822,594
Matthews International Corp. , Class A ....... 253,636 6,548,881
McGraw Hill, Inc.
(a) (b)
................... 72,948 999,388
Mister Car Wash, Inc.
(a)
................. 87,543 610,175
Perdoceo Education Corp. ............... 554,325 20,626,433
Phoenix Education Partners, Inc.
(b)
......... 10,884 342,411
Strategic Education, Inc. ................ 197,549 16,388,665
100,108,072
Diversified REITs — 1.0%
AH Realty Trust, Inc. .................. 687,664 3,782,152
Alpine Income Property Trust, Inc. ......... 111,729 2,011,122
Security
Shares
Shares Value
Diversified REITs (continued)
American Assets Trust, Inc. .............. 455,935 $ 8,393,763
Broadstone Net Lease, Inc. .............. 1,637,324 29,913,909
CTO Realty Growth, Inc. ................ 266,849 4,934,038
Essential Properties Realty Trust, Inc. ....... 1,703,807 51,727,581
Gladstone Commercial Corp. ............. 332,160 3,796,589
Global Net Lease, Inc. ................. 1,716,427 16,065,757
Modiv Industrial, Inc. , Class C ............ 78,605 1,125,624
NexPoint Diversified Real Estate Trust ...... 326,599 1,525,217
123,275,752
Diversified Telecommunication Services — 0.4%
ATN International, Inc. ................. 87,289 2,376,007
Bandwidth, Inc. , Class A
(a)
............... 188,561 3,360,157
IDT Corp. , Class B .................... 30,993 1,521,756
Liberty Latin America Ltd. , Class A
(a) (b)
....... 255,864 2,210,665
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 1,182,092 10,426,051
Lumen Technologies, Inc.
(a)
.............. 951,286 6,611,438
Shenandoah Telecommunications Co. ....... 434,728 6,703,506
Uniti Group, Inc.
(b)
.................... 1,433,234 13,443,735
46,653,315
Electric Utilities — 1.6%
Genie Energy Ltd. , Class B .............. 168,761 2,386,281
Hawaiian Electric Industries, Inc.
(a)
......... 1,408,004 20,894,779
MGE Energy, Inc. ..................... 151,702 11,725,048
Oklo, Inc. , Class A
(a) (b)
.................. 802,154 39,778,817
Otter Tail Corp. ...................... 309,365 27,152,966
Portland General Electric Co. ............. 971,443 51,263,047
TXNM Energy, Inc. .................... 862,798 50,439,171
203,640,109
Electrical Equipment — 1.7%
Allient, Inc.
(b)
........................ 116,159 6,863,835
Array Technologies, Inc.
(a) (b)
.............. 1,022,422 7,392,111
Atkore, Inc. ......................... 289,189 17,036,124
EnerSys ........................... 298,362 51,831,447
Fluence Energy, Inc. , Class A
(a) (b)
.......... 104,321 1,435,457
Hyliion Holdings Corp.
(a) (b)
............... 1,056,969 1,860,265
LSI Industries, Inc. .................... 52,751 981,169
NANO Nuclear Energy, Inc.
(a) (b)
............ 20,908 428,196
Net Power, Inc. , Class A
(a) (b)
.............. 328,090 511,820
Nextpower, Inc. , Class A
(a) (b)
.............. 250,617 30,211,879
Plug Power, Inc.
(a) (b)
................... 11,365,377 25,685,752
Power Solutions International, Inc.
(a) (b)
....... 6,393 389,206
Preformed Line Products Co. ............. 20,297 5,495,413
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 1,208,488 7,951,851
SunPower, Inc.
(a) (b)
.................... 507,207 644,153
Sunrun, Inc.
(a)
....................... 1,949,030 26,428,847
T1 Energy, Inc.
(a) (b)
.................... 1,743,097 7,652,196
Thermon Group Holdings, Inc.
(a)
........... 244,158 12,305,563
205,105,284
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.
(a) (b)
................... 53,896 329,844
Bel Fuse, Inc. , Class A ................. 13,767 2,480,813
Bel Fuse, Inc. , Class B, NVS
(b)
............ 89,361 17,691,691
Benchmark Electronics, Inc. ............. 307,536 17,240,468
CTS Corp. ......................... 210,757 10,065,754
Daktronics, Inc.
(a)
..................... 279,292 5,460,159
ePlus, Inc. ......................... 228,011 17,157,828
Insight Enterprises, Inc.
(a)
............... 167,589 11,230,139
Itron, Inc.
(a) (b)
........................ 201,228 18,036,066
Kimball Electronics, Inc.
(a)
............... 210,115 4,977,624
Knowles Corp.
(a)
..................... 683,691 17,557,185
Methode Electronics, Inc. ............... 293,564 1,620,473
MicroVision, Inc.
(a) (b)
................... 931,176 597,070

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Motomova, Inc.
(a) (c)
.................... 19,086 $ —
nLight, Inc.
(a) (b)
....................... 381,908 21,776,394
PC Connection, Inc. ................... 101,251 5,919,133
Plexus Corp.
(a)
....................... 16,165 3,274,059
Powerfleet, Inc.
(a) (b)
.................... 1,068,524 3,291,054
Richardson Electronics Ltd. .............. 108,317 1,186,071
Rogers Corp.
(a)
...................... 156,459 16,792,745
Sanmina Corp.
(a) (b)
.................... 252,789 32,771,566
ScanSource, Inc.
(a)
.................... 195,834 7,108,774
TTM Technologies, Inc.
(a)
................ 879,603 85,690,924
Vishay Intertechnology, Inc. .............. 1,041,583 18,748,494
Vishay Precision Group, Inc.
(a) (b)
........... 103,956 4,513,770
Vuzix Corp.
(a) (b)
...................... 35,827 82,760
325,600,858
Energy Equipment & Services — 3.4%
Atlas Energy Solutions, Inc. .............. 184,465 2,420,181
Borr Drilling Ltd.
(a) (b)
................... 2,443,806 14,100,761
Bristow Group, Inc. ................... 244,532 11,466,105
Core Laboratories, Inc. ................. 405,039 6,800,605
DMC Global, Inc.
(a) (b)
................... 117,821 613,847
Expro Group Holdings NV
(a)
.............. 707,816 12,323,077
Flowco Holdings, Inc. , Class A ............ 81,710 1,683,226
Forum Energy Technologies, Inc.
(a)
......... 91,132 5,345,803
Helix Energy Solutions Group, Inc.
(a)
........ 909,376 8,993,729
Helmerich & Payne, Inc. ................ 848,705 30,578,841
Innovex International, Inc.
(a) (b)
............. 332,488 8,109,382
Liberty Energy, Inc. , Class A ............. 1,357,835 39,105,648
Mammoth Energy Services, Inc.
(a) (b)
......... 187,229 458,711
Nabors Industries Ltd.
(a)
................ 121,708 10,474,190
National Energy Services Reunited Corp.
(a)
... 515,589 11,069,696
Natural Gas Services Group, Inc. .......... 63,745 2,405,736
Noble Corp. plc ...................... 1,083,136 53,149,484
Oceaneering International, Inc.
(a)
.......... 104,836 3,718,533
Oil States International, Inc.
(a)
............. 480,920 5,597,909
Patterson-UTI Energy, Inc. .............. 2,983,927 32,315,929
ProFrac Holding Corp. , Class A
(a) (b)
......... 242,266 1,502,049
ProPetro Holding Corp.
(a)
................ 841,737 12,129,430
Ranger Energy Services, Inc. , Class A ....... 178,939 3,067,014
RPC, Inc. .......................... 775,110 5,487,779
SEACOR Marine Holdings, Inc.
(a) (b)
......... 175,186 1,254,332
Seadrill Ltd.
(a)
....................... 344,922 15,693,951
Select Water Solutions, Inc. , Class A ........ 770,516 11,788,895
TETRA Technologies, Inc.
(a)
.............. 1,088,471 9,273,773
Tidewater, Inc.
(a) (b)
.................... 22,692 1,895,917
Transocean Ltd.
(a) (b)
................... 7,984,251 52,935,584
Valaris Ltd.
(a)
........................ 535,941 52,543,656
428,303,773
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 4,412,941 4,324,682
CuriosityStream, Inc. , Class A ............ 46,679 138,170
Gaia, Inc. , Class A
(a) (b)
.................. 143,200 396,664
Lionsgate Studios Corp.
(a) (b)
.............. 1,763,817 16,915,005
Marcus Corp. (The) ................... 194,117 3,332,989
Playstudios, Inc. , Class A
(a) (b)
............. 732,030 343,469
Playtika Holding Corp. ................. 392,877 1,092,198
Reservoir Media, Inc.
(a) (b)
................ 160,684 1,573,096
Sphere Entertainment Co. , Class A
(a) (b)
....... 233,248 27,383,315
Starz Entertainment Corp.
(b)
.............. 98,074 1,127,851
Vivid Seats, Inc. , Class A
(a) (b)
............. 19,592 115,789
56,743,228
Financial Services — 2.6%
Acacia Research Corp.
(a) (b)
............... 297,158 1,429,330
Alerus Financial Corp. ................. 200,368 4,750,725
Security
Shares
Shares Value
Financial Services (continued)
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 241,749 $ 12,348,539
Better Home & Finance Holding Co.
(a) (b)
...... 49,081 1,748,265
Burford Capital Ltd. ................... 634,660 2,868,663
Cannae Holdings, Inc. ................. 358,669 4,078,067
Cass Information Systems, Inc. ........... 12,425 546,948
Compass Diversified Holdings ............ 579,624 4,555,845
Enact Holdings, Inc. ................... 242,371 9,891,160
Essent Group Ltd. .................... 797,865 46,627,231
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 7,208 1,069,307
Finance of America Cos., Inc. , Class A
(a) (b)
.... 40,775 676,865
Flywire Corp.
(a)
...................... 94,478 1,099,724
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 1,071,219 39,367,298
Jackson Financial, Inc. , Class A ........... 583,719 61,710,773
loanDepot, Inc. , Class A
(a) (b)
.............. 864,061 1,226,967
Marqeta, Inc. , Class A
(a) (b)
............... 1,685,240 6,875,779
Merchants Bancorp ................... 224,595 9,637,371
NewtekOne, Inc. ..................... 208,435 2,282,363
NMI Holdings, Inc. , Class A
(a)
............. 668,080 25,059,681
Onity Group, Inc.
(a) (b)
................... 60,326 2,369,002
Pagseguro Digital Ltd. , Class A ........... 591,489 5,926,720
Paysafe Ltd.
(a) (b)
...................... 280,617 1,911,002
PennyMac Financial Services, Inc. ......... 251,039 21,940,809
Radian Group, Inc. .................... 1,165,438 38,552,689
Repay Holdings Corp. , Class A
(a) (b)
......... 584,247 1,519,042
Security National Financial Corp. , Class A
(a) (b)
.. 142,701 1,352,805
Sezzle, Inc.
(a) (b)
...................... 12,588 796,694
SWK Holdings Corp. .................. 25,605 435,541
Velocity Financial, Inc.
(a) (b)
............... 100,806 1,823,581
Walker & Dunlop, Inc. .................. 282,463 12,535,708
Waterstone Financial, Inc. ............... 131,241 2,366,275
329,380,769
Food Products — 0.4%
Alico, Inc.
(b)
......................... 48,158 1,986,999
B&G Foods, Inc. ..................... 660,775 3,178,328
Beyond Meat, Inc.
(a) (b)
.................. 3,302,739 2,317,202
Calavo Growers, Inc. .................. 11,793 304,141
Dole plc ........................... 581,445 8,308,849
Fresh Del Monte Produce, Inc. ............ 285,446 11,492,056
Hain Celestial Group, Inc. (The)
(a) (b)
......... 763,012 532,430
John B Sanfilippo & Son, Inc. ............. 27,771 2,203,073
Limoneira Co. ....................... 134,071 1,799,233
Mission Produce, Inc.
(a) (b)
................ 364,475 5,015,176
Seneca Foods Corp. , Class A
(a) (b)
.......... 40,506 6,121,267
Simply Good Foods Co. (The)
(a)
........... 266,079 3,818,234
Utz Brands, Inc. , Class A ................ 629,298 4,984,040
52,061,028
Gas Utilities — 2.1%
Brookfield Infrastructure Corp. , Class A ...... 1,033,465 40,842,537
Chesapeake Utilities Corp. .............. 132,950 16,800,891
New Jersey Resources Corp. ............. 866,921 47,611,301
Northwest Natural Holding Co. ............ 359,772 19,147,066
ONE Gas, Inc. ....................... 515,020 44,358,673
RGC Resources, Inc. .................. 68,553 1,511,594
Southwest Gas Holdings, Inc. ............ 591,718 51,420,294
Spire, Inc. .......................... 501,356 45,392,772
267,085,128
Ground Transportation — 0.5%
ArcBest Corp. ....................... 192,966 18,980,136
Covenant Logistics Group, Inc. , Class A ...... 101,106 2,745,028
Heartland Express, Inc. ................. 380,124 3,953,289

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Marten Transport Ltd. .................. 496,144 $ 6,514,371
PAMT Corp.
(a) (b)
...................... 44,036 372,104
Proficient Auto Logistics, Inc.
(a) (b)
........... 210,632 1,428,085
RXO, Inc.
(a) (b)
........................ 1,314,275 19,214,700
Universal Logistics Holdings, Inc. .......... 56,819 1,201,154
Werner Enterprises, Inc. ................ 419,553 12,339,054
66,747,921
Health Care Equipment & Supplies — 1.2%
Accuray, Inc.
(a) (b)
...................... 76,951 29,865
Acme United Corp. .................... 27,933 1,254,471
AngioDynamics, Inc.
(a) (b)
................ 250,696 2,850,413
Artivion, Inc.
(a)
....................... 70,735 2,590,316
Avanos Medical, Inc.
(a) (b)
................ 380,658 5,333,018
Beta Bionics, Inc.
(a) (b)
.................. 39,945 400,249
CapsoVision, Inc.
(a) (b)
.................. 71,736 522,955
Carlsmed, Inc.
(a) (b)
.................... 18,433 166,819
CONMED Corp. ...................... 267,652 9,464,175
Embecta Corp. ...................... 445,638 3,939,440
Enovis Corp.
(a)
....................... 489,089 11,126,775
ICU Medical, Inc.
(a)
.................... 51,656 6,671,372
Inogen, Inc.
(a)
....................... 200,959 1,241,927
Integra LifeSciences Holdings Corp.
(a) (b)
...... 574,227 5,409,218
Kestra Medical Technologies Ltd.
(a) (b)
........ 26,488 527,906
LivaNova plc
(a)
....................... 467,602 29,720,783
Lucid Diagnostics, Inc.
(a) (b)
............... 440,240 506,276
Merit Medical Systems, Inc.
(a)
............. 35,874 2,472,795
Neogen Corp.
(a)
...................... 1,875,551 17,423,869
Omnicell, Inc.
(a)
...................... 383,175 12,790,381
OraSure Technologies, Inc.
(a) (b)
............ 587,666 1,762,998
Orthofix Medical, Inc.
(a) (b)
................ 333,813 3,828,835
OrthoPediatrics Corp.
(a) (b)
................ 108,125 1,715,944
Outset Medical, Inc.
(a) (b)
................. 91,038 349,586
QuidelOrtho Corp.
(a) (b)
.................. 331,937 5,453,725
Shoulder Innovations, Inc.
(a) (b)
............. 27,016 392,542
STAAR Surgical Co.
(a) (b)
................. 42,138 787,981
Stereotaxis, Inc.
(a) (b)
................... 56,656 104,247
Strive, Inc.
(a) (b)
....................... 373,973 3,747,209
Tactile Systems Technology, Inc.
(a)
......... 189,456 4,950,485
Utah Medical Products, Inc. .............. 23,841 1,477,904
Varex Imaging Corp.
(a)
................. 356,941 3,787,144
142,801,623
Health Care Providers & Services — 1.1%
Accendra Health, Inc.
(a) (b)
................ 655,010 1,493,423
AdaptHealth Corp.
(a)
................... 881,106 10,485,161
Addus HomeCare Corp.
(a) (b)
.............. 79,797 7,472,989
AirSculpt Technologies, Inc.
(a) (b)
........... 38,108 107,846
AMN Healthcare Services, Inc.
(a)
........... 326,649 5,990,743
Ardent Health, Inc.
(a) (b)
.................. 189,244 1,619,929
Aveanna Healthcare Holdings, Inc.
(a)
........ 115,278 742,390
Brookdale Senior Living, Inc.
(a) (b)
........... 229,147 3,134,731
Castle Biosciences, Inc.
(a)
............... 248,259 6,094,758
Community Health Systems, Inc.
(a) (b)
........ 424,038 1,246,672
Concentra Group Holdings Parent, Inc. ...... 58,049 1,245,151
Cross Country Healthcare, Inc.
(a) (b)
......... 268,771 2,526,447
DocGo, Inc.
(a) (b)
...................... 765,639 481,663
Enhabit, Inc.
(a)
....................... 422,756 5,956,632
Fulgent Genetics, Inc.
(a) (b)
............... 182,265 2,898,013
Innovage Holding Corp.
(a)
............... 115,606 927,160
LifeStance Health Group, Inc.
(a) (b)
.......... 630,499 4,016,279
Lumexa Imaging Holdings, Inc.
(a) (b)
......... 169,626 1,458,784
Nano-X Imaging Ltd.
(a) (b)
................ 460,968 1,046,397
National HealthCare Corp. ............... 108,688 17,357,474
NeoGenomics, Inc.
(a) (b)
................. 1,005,807 7,463,088
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Omada Health, Inc.
(a) (b)
................. 106,119 $ 1,333,916
OPKO Health, Inc.
(a) (b)
.................. 3,508,735 3,999,958
PACS Group, Inc.
(a) (b)
.................. 25,562 821,051
Pediatrix Medical Group, Inc.
(a)
............ 732,900 15,676,731
RadNet, Inc.
(a)
....................... 111,760 6,246,266
SBC Medical Group Holdings, Inc.
(a) (b)
....... 82,145 343,366
Select Medical Holdings Corp. ............ 924,247 15,055,984
Sonida Senior Living, Inc.
(a) (b)
............. 17,756 572,631
Strata Critical Medical, Inc.
(a) (b)
............ 586,170 2,450,191
Surgery Partners, Inc.
(a) (b)
............... 663,568 7,909,731
US Physical Therapy, Inc. ............... 49,689 3,724,687
141,900,242
Health Care REITs — 1.8%
American Healthcare REIT, Inc. ........... 993,579 46,857,186
CareTrust REIT, Inc. ................... 1,737,764 63,689,051
Chiron Real Estate, Inc. ................ 110,434 3,653,157
Community Healthcare Trust, Inc. .......... 236,236 3,753,790
Diversified Healthcare Trust .............. 1,901,207 12,624,014
LTC Properties, Inc. ................... 407,603 15,146,527
National Health Investors, Inc. ............ 312,367 25,257,996
Sabra Health Care REIT, Inc. ............. 2,136,380 41,082,587
Sila Realty Trust, Inc. .................. 476,730 11,288,966
Strawberry Fields REIT, Inc. ............. 9,025 107,398
Universal Health Realty Income Trust ....... 14,500 586,815
224,047,487
Health Care Technology — 0.1%
Definitive Healthcare Corp. , Class A
(a)
....... 289,655 356,276
Evolent Health, Inc. , Class A
(a) (b)
........... 654,896 1,493,163
Health Catalyst, Inc.
(a) (b)
................. 568,375 721,836
HealthStream, Inc. .................... 123,536 2,558,431
HeartFlow, Inc.
(a) (b)
.................... 80,128 1,949,514
LifeMD, Inc.
(a) (b)
...................... 107,645 388,598
Teladoc Health, Inc.
(a) (b)
................. 1,237,326 6,743,427
Waystar Holding Corp.
(a) (b)
............... 144,032 3,472,611
17,683,856
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.
(b)
............. 1,950,364 22,448,690
Braemar Hotels & Resorts, Inc. ........... 486,652 1,148,499
Chatham Lodging Trust ................. 416,682 3,279,287
DiamondRock Hospitality Co. ............. 767,222 7,188,870
Pebblebrook Hotel Trust ................ 985,429 12,445,968
RLJ Lodging Trust .................... 1,091,588 8,099,583
Service Properties Trust ................ 1,370,275 1,856,723
Summit Hotel Properties, Inc. ............. 934,389 4,129,999
Sunstone Hotel Investors, Inc. ............ 1,472,469 13,266,946
Xenia Hotels & Resorts, Inc. ............. 709,042 10,515,093
84,379,658
Hotels, Restaurants & Leisure — 0.7%
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 5,931 1,954,798
BJ's Restaurants, Inc.
(a) (b)
............... 58,539 2,054,719
Black Rock Coffee Bar, Inc. , Class A
(a) (b)
...... 54,115 699,166
Bloomin' Brands, Inc. .................. 266,059 1,436,719
Brightstar Lottery plc .................. 903,315 11,508,233
Cracker Barrel Old Country Store, Inc. ....... 140,387 3,946,279
Dine Brands Global, Inc. ................ 102,872 2,699,361
El Pollo Loco Holdings, Inc.
(a)
............. 240,970 3,339,844
Global Business Travel Group I
(a) (b)
......... 128,552 717,320
Golden Entertainment, Inc. .............. 164,609 4,393,414
Jack in the Box, Inc.
(a) (b)
................. 25,067 242,398
Krispy Kreme, Inc.
(b)
................... 567,491 1,923,795
Marriott Vacations Worldwide Corp. ......... 239,463 15,593,831
Nathan's Famous, Inc. ................. 1,511 152,203

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Navan, Inc. , Class A
(a) (b)
................. 62,434 $ 826,626
Papa John's International, Inc. ............ 256,691 8,319,355
Portillo's, Inc. , Class A
(a) (b)
............... 569,470 3,012,496
Pursuit Attractions & Hospitality, Inc.
(a)
....... 171,013 6,264,206
RCI Hospitality Holdings, Inc. ............. 27,094 618,014
Red Rock Resorts, Inc. , Class A ........... 189,778 10,126,554
Sabre Corp.
(a) (b)
...................... 2,380,873 3,452,266
Serve Robotics, Inc.
(a) (b)
................. 60,009 506,476
Six Flags Entertainment Corp.
(a) (b)
.......... 167,138 2,966,700
Target Hospitality Corp.
(a)
............... 273,191 2,535,212
United Parks & Resorts, Inc.
(a)
............ 14,012 457,632
89,747,617
Household Durables — 2.0%
Bassett Furniture Industries, Inc. .......... 68,511 969,431
Beazer Homes USA, Inc.
(a) (b)
............. 234,413 4,510,106
Century Communities, Inc. .............. 218,685 12,548,145
Cricut, Inc. , Class A ................... 449,128 1,679,739
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 198,242 2,759,529
Ethan Allen Interiors, Inc. ............... 199,517 4,441,248
Flexsteel Industries, Inc. ................ 30,510 1,371,119
Green Brick Partners, Inc.
(a)
.............. 175,827 11,332,050
Hamilton Beach Brands Holding Co. , Class A .. 61,005 1,156,045
Helen of Troy Ltd.
(a)
................... 198,175 2,857,684
Hovnanian Enterprises, Inc. , Class A
(a) (b)
..... 41,498 4,602,543
KB Home .......................... 529,169 27,384,496
La-Z-Boy, Inc. ....................... 355,766 11,434,319
Legacy Housing Corp.
(a) (b)
............... 72,578 1,482,769
Leggett & Platt, Inc. ................... 1,144,041 11,303,125
LGI Homes, Inc.
(a)
.................... 174,963 6,916,287
Lovesac Co. (The)
(a) (b)
.................. 43,563 643,426
M/I Homes, Inc.
(a)
..................... 224,319 27,467,862
Meritage Homes Corp. ................. 576,536 35,652,986
Sonos, Inc.
(a)
........................ 88,546 1,186,516
Taylor Morrison Home Corp.
(a)
............ 823,392 47,954,350
Traeger, Inc.
(a) (b)
...................... 5,691 165,039
TRI Pointe Homes, Inc.
(a)
................ 727,521 33,997,056
253,815,870
Household Products — 0.3%
Central Garden & Pet Co.
(a)
.............. 68,463 2,517,384
Central Garden & Pet Co. , Class A, NVS
(a)
.... 431,054 13,974,771
Energizer Holdings, Inc. ................ 113,091 1,856,954
Oil-Dri Corp. of America ................ 17,206 1,119,939
Spectrum Brands Holdings, Inc. ........... 194,907 14,364,646
33,833,694
Independent Power and Renewable Electricity Producers — 0.5%
Hallador Energy Co.
(a)
.................. 21,101 343,524
Montauk Renewables, Inc.
(a) (b)
............ 445,001 511,751
Ormat Technologies, Inc.
(b)
.............. 523,931 58,638,358
59,493,633
Industrial Conglomerates — 0.0%
Brookfield Business Corp. ............... 128,938 4,079,598
Industrial REITs — 0.8%
Industrial Logistics Properties Trust ......... 467,788 2,657,036
Innovative Industrial Properties, Inc. ........ 239,803 12,028,518
LXP Industrial Trust ................... 504,753 23,349,874
One Liberty Properties, Inc. .............. 158,647 3,404,565
Terreno Realty Corp. .................. 878,162 53,936,710
95,376,703
Insurance — 1.9%
Abacus Global Management, Inc.
(b)
......... 241,427 1,902,445
American Coastal Insurance Corp. ......... 98,774 1,111,208
Security
Shares
Shares Value
Insurance (continued)
American Integrity Insurance Group, Inc. ..... 66,116 $ 1,274,716
AMERISAFE, Inc. .................... 77,353 2,578,176
Ategrity Specialty Holdings LLC
(a) (b)
......... 49,459 977,804
Citizens, Inc. , Class A
(a) (b)
............... 401,548 2,019,786
CNO Financial Group, Inc. ............... 807,401 33,151,885
Donegal Group, Inc. , Class A ............. 148,894 2,557,999
eHealth, Inc.
(a) (b)
...................... 264,465 341,160
Employers Holdings, Inc. ................ 169,550 6,975,287
Exzeo Group, Inc.
(a) (b)
.................. 36,052 528,883
F&G Annuities & Life, Inc. ............... 300,574 7,610,534
Fidelis Insurance Holdings Ltd. ............ 482,637 9,223,193
Genworth Financial, Inc. , Class A
(a)
......... 3,345,176 27,162,829
GoHealth, Inc. , Class A
(a) (b)
.............. 83,726 126,426
Goosehead Insurance, Inc. , Class A
(a)
....... 42,932 1,831,479
Greenlight Capital Re Ltd. , Class A
(a)
........ 232,186 4,014,496
Hamilton Insurance Group Ltd. , Class B ..... 389,319 11,613,386
Heritage Insurance Holdings, Inc.
(a)
......... 50,900 1,336,125
Hippo Holdings, Inc.
(a) (b)
................. 72,738 1,895,552
Horace Mann Educators Corp. ............ 353,091 15,069,924
Investors Title Co. .................... 9,994 2,172,096
James River Group Holdings, Inc.
(b)
........ 331,292 2,087,140
Kestrel Group Ltd.
(b)
................... 3,242 35,014
Kingstone Cos., Inc. ................... 14,422 210,129
MBIA, Inc.
(a) (b)
....................... 399,637 2,361,855
Mercury General Corp. ................. 233,048 20,543,181
NI Holdings, Inc.
(a) (b)
................... 62,235 802,209
Octave Specialty Group, Inc.
(a)
............ 340,753 1,584,501
ProAssurance Corp.
(a) (b)
................. 438,446 10,838,385
Safety Insurance Group, Inc. ............. 127,498 9,261,455
Selective Insurance Group, Inc. ........... 64,254 4,844,109
Selectquote, Inc.
(a) (b)
................... 476,115 299,714
SiriusPoint Ltd.
(a)
..................... 679,229 14,630,593
Slide Insurance Holdings, Inc.
(a) (b)
.......... 377,744 6,799,392
Stewart Information Services Corp. ......... 258,495 15,918,122
Tiptree, Inc. ........................ 147,082 2,488,627
United Fire Group, Inc. ................. 182,919 6,778,978
Universal Insurance Holdings, Inc. ......... 169,119 5,777,105
240,735,898
Interactive Media & Services — 0.3%
Angi, Inc. , Class A
(a) (b)
.................. 308,177 2,111,013
Bumble, Inc. , Class A
(a) (b)
................ 561,663 1,831,021
Cars.com, Inc.
(a) (b)
.................... 451,221 3,663,915
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 719,617 570,944
Nextdoor Holdings, Inc.
(a)
............... 1,888,708 2,644,191
Rumble, Inc. , Class A
(a) (b)
................ 694,583 3,542,373
Shutterstock, Inc. ..................... 212,842 3,535,306
Teads Holding Co.
(a) (b)
.................. 325,890 214,631
TripAdvisor, Inc.
(a) (b)
................... 521,217 5,556,173
Webtoon Entertainment, Inc.
(a) (b)
........... 157,450 1,446,966
Ziff Davis, Inc.
(a) (b)
..................... 336,717 14,128,645
39,245,178
IT Services — 0.6%
Applied Digital Corp.
(a) (b)
................ 491,232 11,661,848
ASGN, Inc.
(a)
........................ 361,670 14,000,246
BigBear.ai Holdings, Inc.
(a) (b)
.............. 2,851,856 10,038,533
CSP, Inc.
(b)
......................... 9,471 81,924
Fastly, Inc. , Class A
(a) (b)
................. 1,216,763 35,359,133
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 131,023 746,831
Hackett Group, Inc. (The) ............... 13,413 174,503
Information Services Group, Inc. ........... 211,301 811,396
Rackspace Technology, Inc.
(a) (b)
........... 558,087 546,813
Tucows, Inc. , Class A
(a) (b)
................ 48,004 823,749
Unisys Corp.
(a)
....................... 113,932 235,839

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Whitefiber, Inc.
(a) (b)
.................... 33,391 $ 397,687
74,878,502
Leisure Products — 0.6%
American Outdoor Brands, Inc.
(a) (b)
......... 103,236 964,224
Callaway Golf Co.
(a) (b)
.................. 1,135,377 15,759,033
Clarus Corp. ........................ 272,462 741,097
Escalade, Inc. ....................... 85,928 1,475,384
Funko, Inc. , Class A
(a) (b)
................. 344,672 1,085,717
JAKKS Pacific, Inc. ................... 75,454 1,503,044
Johnson Outdoors, Inc. , Class A ........... 48,591 2,259,967
Latham Group, Inc.
(a) (b)
................. 45,355 243,556
Malibu Boats, Inc. , Class A
(a) (b)
............ 156,697 4,061,586
Marine Products Corp. ................. 32,318 234,952
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 133,787 2,743,971
Peloton Interactive, Inc. , Class A
(a) (b)
........ 2,201,938 9,446,314
Polaris, Inc. ......................... 457,272 24,921,324
Smith & Wesson Brands, Inc. ............. 382,864 5,486,441
Sturm Ruger & Co., Inc. ................ 78,001 3,127,060
74,053,670
Life Sciences Tools & Services — 0.4%
(a)
10X Genomics, Inc. , Class A
(b)
............ 716,285 15,206,730
Atlantic International Corp.
(b)
............. 39,819 120,652
Azenta, Inc.
(b)
....................... 350,181 7,399,324
Codexis, Inc.
(b)
....................... 126,160 205,641
CryoPort, Inc.
(b)
...................... 331,226 2,742,551
Cytek Biosciences, Inc. ................. 1,015,537 4,437,897
Fortrea Holdings, Inc. .................. 798,218 7,519,214
Ginkgo Bioworks Holdings, Inc.
(b)
.......... 348,285 2,134,987
Lifecore Biomedical, Inc.
(b)
............... 64,707 240,710
Maravai LifeSciences Holdings, Inc. , Class A .. 934,040 2,643,333
MaxCyte, Inc.
(b)
...................... 883,647 620,762
OmniAb, Inc.
(b)
....................... 776,743 1,219,486
OmniAb, Inc., 12.50 Earnout Shares
(c)
....... 52,020 1
OmniAb, Inc., 15.00 Earnout Shares
(c)
....... 52,020 1
Pacific Biosciences of California, Inc.
(b)
...... 2,379,415 3,140,828
Personalis, Inc.
(b)
..................... 433,765 2,763,083
Quanterix Corp.
(b)
..................... 311,865 1,097,765
Quantum-Si, Inc. , Class A
(b)
.............. 1,477,087 1,143,265
Standard BioTools, Inc.
(b)
................ 2,479,852 2,279,728
54,915,958
Machinery — 2.4%
3D Systems Corp.
(a) (b)
.................. 1,222,565 2,298,422
Aebi Schmidt Holding AG
(b)
.............. 303,187 2,943,946
AirJoule Technologies Corp.
(a) (b)
........... 265,096 665,391
Alamo Group, Inc. .................... 61,427 10,133,612
Albany International Corp. , Class A ......... 171,628 8,960,698
Alliance Laundry Holdings, Inc.
(a) (b)
......... 289,533 6,004,914
Astec Industries, Inc. .................. 196,498 10,579,452
Atmus Filtration Technologies, Inc.
(b)
........ 67,521 3,833,167
Columbus McKinnon Corp. .............. 245,884 3,572,695
Douglas Dynamics, Inc. ................ 25,644 1,079,356
Eastern Co. (The) .................... 48,282 977,228
Enpro, Inc. ......................... 158,003 39,603,452
Gencor Industries, Inc.
(a)
................ 86,972 1,304,580
Greenbrier Cos., Inc. (The) .............. 262,143 13,801,829
Helios Technologies, Inc. ................ 284,767 18,427,273
Hillman Solutions Corp.
(a) (b)
.............. 1,700,992 14,152,253
Hyster-Yale, Inc. , Class A ............... 105,736 3,437,477
JBT Marel Corp. ..................... 231,813 29,641,928
Kennametal, Inc. ..................... 654,108 23,632,922
L B Foster Co. , Class A
(a)
................ 85,947 2,397,921
Luxfer Holdings plc ................... 230,756 2,810,608
Manitowoc Co., Inc. (The)
(a)
.............. 295,530 3,442,925
Security
Shares
Shares Value
Machinery (continued)
Mayville Engineering Co., Inc.
(a) (b)
.......... 101,415 $ 1,820,399
Microvast Holdings, Inc.
(a) (b)
.............. 628,511 942,767
Miller Industries, Inc. .................. 95,539 4,351,801
Palladyne AI Corp.
(a) (b)
.................. 257,874 1,565,295
Park-Ohio Holdings Corp. ............... 80,827 1,943,081
Proto Labs, Inc.
(a)
..................... 205,115 11,695,657
Standex International Corp. .............. 18,972 4,835,204
Tennant Co. ........................ 154,945 10,288,348
Terex Corp. ......................... 553,695 32,723,375
Titan International, Inc.
(a)
................ 409,321 2,828,408
Trinity Industries, Inc. .................. 366,742 11,801,758
Wabash National Corp. ................. 333,275 2,872,831
Worthington Enterprises, Inc. ............. 183,146 9,549,232
300,920,205
Marine Transportation — 0.5%
Costamare Bulkers Holdings Ltd.
(a) (b)
........ 73,190 1,132,249
Costamare, Inc. ...................... 385,032 6,507,041
Genco Shipping & Trading Ltd. ............ 269,842 6,084,937
Himalaya Shipping Ltd.
(b)
................ 237,872 3,163,698
Matson, Inc. ........................ 265,223 43,480,659
Pangaea Logistics Solutions Ltd. .......... 254,277 1,800,281
Safe Bulkers, Inc. .................... 444,600 2,814,318
64,983,183
Media — 1.4%
Advantage Solutions, Inc.
(a) (b)
............. 32,263 682,040
AMC Networks, Inc. , Class A
(a)
............ 267,361 1,815,381
Boston Omaha Corp. , Class A
(a) (b)
.......... 172,573 2,015,653
Cable One, Inc.
(a)
..................... 44,018 4,014,882
EchoStar Corp. , Class A
(a) (b)
.............. 1,164,352 136,310,688
Entravision Communications Corp. , Class A ... 423,746 1,258,525
EW Scripps Co. (The) , Class A
(a) (b)
......... 572,612 2,130,117
Gray Media, Inc. ..................... 755,802 3,280,181
iHeartMedia, Inc. , Class A
(a) (b)
............. 1,035,884 3,024,781
John Wiley & Sons, Inc. , Class A .......... 19,681 749,846
National CineMedia, Inc. ................ 576,412 1,758,056
Newsmax, Inc. , Class B
(a) (b)
.............. 407,677 2,128,074
Nexxen International Ltd.
(a) (b)
............. 272,063 1,773,851
Optimum Communications, Inc. , Class A
(a) (b)
... 1,913,448 2,487,482
PubMatic, Inc. , Class A
(a) (b)
............... 323,337 2,644,897
Scholastic Corp.
(b)
.................... 176,659 6,900,300
Sinclair, Inc. , Class A .................. 332,072 4,297,012
TechTarget, Inc.
(a) (b)
................... 221,835 860,720
USA TODAY Co., Inc.
(a) (b)
................ 126,248 890,048
179,022,534
Metals & Mining — 3.5%
Alpha Metallurgical Resources, Inc.
(a)
....... 69,483 14,262,775
American Battery Technology Co.
(a) (b)
........ 499,723 1,394,227
Caledonia Mining Corp. plc .............. 139,800 3,158,082
Coeur Mining, Inc.
(a)
................... 4,386,927 82,342,620
Commercial Metals Co. ................. 957,981 58,848,773
Compass Minerals International, Inc.
(a)
....... 63,920 1,492,532
Constellium SE , Class A
(a) (b)
.............. 744,953 18,310,945
Critical Metals Corp.
(a) (b)
................. 313,080 2,485,855
Ferroglobe plc ....................... 1,022,597 4,213,100
Friedman Industries, Inc. ................ 55,862 989,875
Hecla Mining Co.
(b)
.................... 4,166,022 77,612,990
Ivanhoe Electric, Inc.
(a)
................. 131,381 1,552,923
Kaiser Aluminum Corp. ................. 65,798 7,929,317
Materion Corp. ...................... 143,289 20,726,754
Metallus, Inc.
(a) (b)
..................... 313,784 5,127,231
Novagold Resources, Inc.
(a) (b)
............. 164,509 1,477,291
Ryerson Holding Corp. ................. 378,109 8,499,890
SSR Mining, Inc.
(a) (b)
................... 1,747,043 51,363,064

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
SunCoke Energy, Inc. .................. 726,199 $ 4,727,555
Tredegar Corp.
(a)
..................... 228,764 1,818,674
USA Rare Earth, Inc.
(a) (b)
................ 797,040 12,063,200
Warrior Met Coal, Inc. .................. 447,193 41,656,028
Worthington Steel, Inc. ................. 281,169 8,533,479
430,587,180
Mortgage Real Estate Investment Trusts (REITs) — 1.6%
ACRES Commercial Realty Corp.
(a) (b)
....... 45,194 873,148
Adamas Trust, Inc. .................... 725,584 5,340,298
Angel Oak Mortgage REIT, Inc. ........... 67,527 555,072
Apollo Commercial Real Estate Finance, Inc. .. 604,775 6,386,424
Arbor Realty Trust, Inc. ................. 1,636,892 12,620,437
Ares Commercial Real Estate Corp. , Class C .. 467,408 2,243,558
ARMOUR Residential REIT, Inc. ........... 969,091 16,164,438
Blackstone Mortgage Trust, Inc. , Class A ..... 1,369,632 26,228,453
BrightSpire Capital, Inc. , Class A .......... 1,109,321 6,212,198
Chicago Atlantic Real Estate Finance, Inc. .... 155,328 1,758,313
Chimera Investment Corp. ............... 705,822 8,858,066
Claros Mortgage Trust, Inc.
(a)
............. 807,187 1,921,105
Dynex Capital, Inc. .................... 1,717,109 21,910,311
Ellington Financial, Inc. ................. 1,025,826 12,156,038
Franklin BSP Realty Trust, Inc. ............ 708,245 6,013,000
Invesco Mortgage Capital, Inc. ............ 692,213 5,593,081
KKR Real Estate Finance Trust, Inc. ........ 475,573 2,910,507
Ladder Capital Corp. , Class A ............ 978,648 9,561,391
Lument Finance Trust, Inc. .............. 383,528 483,245
MFA Financial, Inc. .................... 893,900 8,563,562
Nexpoint Real Estate Finance, Inc. ......... 69,591 937,391
Orchid Island Capital, Inc. ............... 1,612,628 11,336,775
PennyMac Mortgage Investment Trust ....... 750,116 8,746,352
Ready Capital Corp.
(b)
.................. 1,276,972 2,068,695
Redwood Trust, Inc. ................... 1,082,985 6,075,546
Rithm Property Trust, Inc. ............... 58,994 789,930
Seven Hills Realty Trust ................ 196,951 1,618,937
Sunrise Realty Trust, Inc. ............... 96,270 738,391
TPG Mortgage Investment Trust, Inc. ....... 253,394 1,852,310
TPG RE Finance Trust, Inc. .............. 609,999 4,764,092
Two Harbors Investment Corp. ............ 437,973 5,001,652
200,282,716
Multi-Utilities — 0.9%
Avista Corp. ........................ 698,621 28,042,647
Black Hills Corp. ..................... 652,229 45,271,215
Northwestern Energy Group, Inc. .......... 531,026 35,015,854
Unitil Corp. ......................... 152,259 7,954,010
116,283,726
Office REITs — 0.9%
Brandywine Realty Trust ................ 1,491,569 4,042,152
COPT Defense Properties ............... 975,725 29,857,185
Douglas Emmett, Inc. .................. 1,342,671 12,647,961
Easterly Government Properties, Inc. ....... 368,781 7,902,977
Empire State Realty Trust, Inc. , Class A ...... 1,211,716 6,300,923
Franklin Street Properties Corp. ........... 638,295 424,147
Hudson Pacific Properties, Inc.
(a)
.......... 458,508 2,709,782
JBG SMITH Properties ................. 514,280 7,513,631
NET Lease Office Properties ............. 139,210 1,603,699
Peakstone Realty Trust , Class E .......... 313,492 6,548,848
Piedmont Realty Trust, Inc. , Class A
(a)
....... 1,082,847 7,114,305
Postal Realty Trust, Inc. , Class A .......... 209,642 3,890,956
SL Green Realty Corp. ................. 618,413 22,844,176
113,400,742
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 6.4%
Ardmore Shipping Corp. ................ 291,072 $ 4,438,848
BKV Corp.
(a)
........................ 217,079 6,191,093
California Resources Corp. .............. 630,596 43,649,855
Calumet, Inc.
(a) (b)
..................... 523,911 18,808,405
Centrus Energy Corp. , Class A
(a) (b)
......... 32,827 5,698,439
Clean Energy Fuels Corp.
(a)
.............. 1,505,836 3,734,473
CNX Resources Corp.
(a) (b)
............... 1,181,407 45,543,240
Comstock Resources, Inc.
(a) (b)
............ 196,250 4,136,950
Core Natural Resources, Inc. ............. 285,919 29,944,297
Crescent Energy, Inc. , Class A ............ 2,209,027 29,821,864
DHT Holdings, Inc. .................... 1,159,224 21,179,022
Diversified Energy Co. ................. 538,681 9,394,597
Dorian LPG Ltd. ...................... 317,943 10,873,651
Encore Energy Corp.
(a) (b)
................ 1,595,562 2,872,012
Energy Fuels, Inc.
(a) (b)
.................. 1,476,842 26,952,367
Epsilon Energy Ltd.
(b)
.................. 169,152 1,041,976
Excelerate Energy, Inc. , Class A ........... 204,211 6,824,732
FLEX LNG Ltd. ...................... 227,620 6,762,590
FutureFuel Corp. ..................... 221,150 851,428
Gevo, Inc.
(a) (b)
....................... 2,017,227 5,507,030
Golar LNG Ltd. ...................... 836,942 45,286,932
Granite Ridge Resources, Inc. ............ 454,446 2,667,598
Green Plains, Inc.
(a) (b)
.................. 591,197 9,725,191
HighPeak Energy, Inc.
(b)
................ 186,845 1,289,230
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 109,336 1,925,407
International Seaways, Inc. .............. 344,915 25,137,405
Kinetik Holdings, Inc. , Class A ............ 110,269 5,338,122
Kolibri Global Energy, Inc.
(a)
.............. 200,610 1,101,349
Kosmos Energy Ltd.
(a) (b)
................. 4,072,976 11,322,873
Magnolia Oil & Gas Corp. , Class A ......... 1,241,183 39,184,147
Murphy Oil Corp. ..................... 1,163,070 47,976,637
NACCO Industries, Inc. , Class A ........... 33,754 1,754,195
Navigator Holdings Ltd. ................. 246,160 4,758,273
New Fortress Energy, Inc. , Class A
(a) (b)
....... 1,541,539 909,508
NextNRG, Inc.
(a) (b)
.................... 407,723 163,089
Nordic American Tankers Ltd. ............ 1,767,184 10,355,698
Northern Oil & Gas, Inc. ................ 824,412 24,097,563
Par Pacific Holdings, Inc.
(a)
.............. 303,394 19,004,600
PBF Energy, Inc. , Class A ............... 720,553 34,312,734
Peabody Energy Corp. ................. 1,051,760 34,655,492
Prairie Operating Co.
(a) (b)
................ 252,669 512,918
PrimeEnergy Resources Corp.
(a) (b)
.......... 3,652 850,368
REX American Resources Corp.
(a)
......... 181,790 8,284,170
Riley Exploration Permian, Inc. ............ 103,482 3,771,919
SandRidge Energy, Inc. ................ 273,058 4,453,576
Scorpio Tankers, Inc. .................. 387,357 28,920,074
SFL Corp. Ltd. ....................... 1,041,366 11,236,339
SM Energy Co. ...................... 2,143,326 66,828,905
Summit Midstream Corp.
(a)
.............. 74,680 2,258,323
Talos Energy, Inc.
(a)
................... 1,104,812 17,411,837
Teekay Corp. Ltd. .................... 455,695 5,564,036
Teekay Tankers Ltd. , Class A ............. 205,991 15,103,260
VAALCO Energy, Inc. .................. 787,611 4,993,454
Vitesse Energy, Inc. ................... 249,827 4,536,858
W&T Offshore, Inc. .................... 853,916 2,911,854
World Kinect Corp. .................... 405,945 9,365,151
XCF Global, Inc. , Class A
(a) (b)
............. 186,424 68,138
792,264,092
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a) (b)
.............. 137,765 1,981,061
Magnera Corp.
(a)
..................... 282,462 2,686,214
Sylvamo Corp. ...................... 209,510 8,849,702
13,516,977

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.5%
(a)
Allegiant Travel Co. ................... 102,097 $ 8,273,941
flyExclusive, Inc.
(b)
.................... 34,458 77,875
Frontier Group Holdings, Inc.
(b)
............ 162,584 573,922
JetBlue Airways Corp.
(b)
................ 2,549,636 11,269,391
SkyWest, Inc. ....................... 349,088 32,056,751
Sun Country Airlines Holdings, Inc. ......... 189,427 3,129,334
55,381,214
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
........ 146,039 129,974
Edgewell Personal Care Co. ............. 384,814 8,211,931
Herbalife Ltd.
(a) (b)
..................... 225,751 3,323,055
Honest Co., Inc. (The)
(a) (b)
............... 414,071 1,217,369
Medifast, Inc.
(a) (b)
..................... 92,753 945,153
Nature's Sunshine Products, Inc.
(a) (b)
........ 104,566 2,508,538
Nu Skin Enterprises, Inc. , Class A .......... 417,903 3,042,334
Olaplex Holdings, Inc.
(a) (b)
............... 1,216,091 2,468,665
USANA Health Sciences, Inc.
(a)
........... 97,005 1,694,677
Waldencast plc , Class A
(a) (b)
.............. 355,909 338,007
23,879,703
Pharmaceuticals — 1.9%
Aardvark Therapeutics, Inc.
(a) (b)
............ 56,327 212,353
Aclaris Therapeutics, Inc.
(a)
.............. 804,808 3,018,030
Alumis, Inc.
(a) (b)
...................... 587,287 12,937,933
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 185,035 2,299,985
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 286,365 5,609,890
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 180,045 2,502,625
Aquestive Therapeutics, Inc.
(a) (b)
........... 589,114 2,444,823
Arvinas, Inc.
(a)
....................... 429,951 4,557,481
Atea Pharmaceuticals, Inc.
(a) (b)
............ 589,863 3,173,463
BioAge Labs, Inc.
(a)
................... 258,081 4,513,837
Biote Corp. , Class A
(a) (b)
................. 172,048 232,265
Definium Therapeutics, Inc.
(a)
............. 580,422 10,969,976
Esperion Therapeutics, Inc.
(a)
............. 1,357,675 3,720,029
EyePoint, Inc.
(a) (b)
..................... 665,602 8,579,610
Fulcrum Therapeutics, Inc.
(a) (b)
............ 468,836 3,595,972
Indivior Pharmaceuticals, Inc.
(a)
........... 153,430 4,676,546
Innoviva, Inc.
(a)
...................... 76,581 1,784,337
LB Pharmaceuticals, Inc.
(a) (b)
............. 76,783 1,893,469
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 147,138 29,376,102
Maze Therapeutics, Inc.
(a) (b)
.............. 211,159 6,303,096
MBX Biosciences, Inc.
(a)
................ 243,159 7,258,296
Nuvation Bio, Inc. , Class A
(a) (b)
............ 1,903,385 8,165,522
Omeros Corp.
(a) (b)
..................... 64,892 685,259
Pacira BioSciences, Inc.
(a)
............... 320,442 7,241,989
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 289,335 3,214,512
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 336,584 19,949,334
Rapport Therapeutics, Inc.
(a) (b)
............ 252,885 7,912,772
Septerna, Inc.
(a) (b)
..................... 184,991 4,445,334
SIGA Technologies, Inc. ................ 71,225 381,054
Supernus Pharmaceuticals, Inc.
(a)
.......... 433,579 22,411,698
Terns Pharmaceuticals, Inc.
(a)
............. 823,558 43,417,978
Theravance Biopharma, Inc.
(a)
............ 68,260 1,107,860
Third Harmonic Bio, Inc.
(a) (c)
.............. 216,388 2
Tvardi Therapeutics, Inc.
(a) (b)
............. 35,564 113,093
WaVe Life Sciences Ltd.
(a) (b)
.............. 137,121 994,127
239,700,652
Professional Services — 0.5%
Alight, Inc. , Class A ................... 3,985,678 2,322,455
Asure Software, Inc.
(a) (b)
................. 197,118 1,695,215
Conduent, Inc.
(a)
..................... 1,205,551 1,543,105
CSG Systems International, Inc. ........... 28,204 2,254,628
Falcon's Beyond Global, Inc. , Class A
(a) (b)
..... 27,950 394,095
First Advantage Corp.
(a) (b)
............... 223,537 2,628,795
Security
Shares
Shares Value
Professional Services (continued)
Forrester Research, Inc.
(a) (b)
.............. 101,045 $ 571,915
Franklin Covey Co.
(a) (b)
................. 12,827 202,538
HireQuest, Inc.
(b)
..................... 42,047 419,629
ICF International, Inc. .................. 157,384 10,275,601
Kelly Services, Inc. , Class A, NVS ......... 259,949 2,300,549
Kforce, Inc. ......................... 23,532 688,076
Korn Ferry ......................... 248,170 15,622,301
Mistras Group, Inc.
(a) (b)
................. 94,804 1,401,203
Public Policy Holding Co., Inc.
(b)
........... 16,965 221,902
Resolute Holdings Management, Inc.
(a) (b)
..... 22,480 3,648,504
Resources Connection, Inc. .............. 270,998 1,010,823
Skillsoft Corp. , Class A
(a) (b)
............... 52,855 226,748
TIC Solutions, Inc.
(a) (b)
.................. 1,326,019 8,725,205
TrueBlue, Inc.
(a) (b)
..................... 254,277 994,223
TTEC Holdings, Inc.
(a)
.................. 169,306 423,265
Willdan Group, Inc.
(a)
.................. 39,123 2,995,257
60,566,032
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.
(a)
.......... 12,649 195,427
Compass, Inc. , Class A
(a)
................ 1,303,226 9,526,582
Cushman & Wakefield Ltd.
(a) (b)
............ 1,443,844 17,701,527
Douglas Elliman, Inc.
(a) (b)
................ 654,168 1,072,836
Forestar Group, Inc.
(a)
.................. 168,018 4,106,360
FRP Holdings, Inc.
(a)
................... 102,989 2,253,399
Kennedy-Wilson Holdings, Inc. ............ 1,046,009 11,317,817
Logistic Properties of The Americas
(a) (b)
...... 26,515 87,499
Marcus & Millichap, Inc. ................ 210,152 5,587,942
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 5,639 86,784
Newmark Group, Inc. , Class A
(b)
........... 1,308,701 19,617,428
RE/MAX Holdings, Inc. , Class A
(a)
.......... 174,797 1,006,831
RMR Group, Inc. (The) , Class A ........... 138,583 2,143,879
Seaport Entertainment Group, Inc.
(a) (b)
....... 61,512 1,321,278
Stratus Properties, Inc.
(a)
................ 56,948 1,738,053
Tejon Ranch Co.
(a) (b)
................... 186,728 3,517,956
Transcontinental Realty Investors, Inc.
(a)
..... 10,853 378,553
81,660,151
Residential REITs — 0.5%
BRT Apartments Corp. ................. 97,948 1,306,626
Centerspace ........................ 145,185 8,340,878
Clipper Realty, Inc. .................... 108,285 327,021
Independence Realty Trust, Inc. ........... 2,083,438 31,022,392
NexPoint Residential Trust, Inc. ........... 133,996 3,349,900
Veris Residential, Inc. .................. 690,611 13,031,830
57,378,647
Retail REITs — 2.0%
Acadia Realty Trust ................... 1,141,328 21,822,191
CBL & Associates Properties, Inc. .......... 42,167 1,620,478
Curbline Properties Corp. ............... 838,276 21,619,138
FrontView REIT, Inc. ................... 176,662 2,732,961
Getty Realty Corp. .................... 464,821 14,781,308
InvenTrust Properties Corp. .............. 686,575 20,913,074
Kite Realty Group Trust ................. 1,877,259 46,086,708
Macerich Co. (The) ................... 2,222,001 41,995,819
NETSTREIT Corp. .................... 545,390 10,269,694
Phillips Edison & Co., Inc. ............... 893,462 33,433,348
Saul Centers, Inc. .................... 10,256 334,140
SITE Centers Corp. ................... 429,397 2,318,744
Tanger, Inc. ......................... 97,623 3,317,230
Urban Edge Properties ................. 1,089,212 21,762,456
Whitestone REIT ..................... 389,192 6,285,451
249,292,740

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
46
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc. , Class A
(a)
............ 440,791 $ 17,345,126
Aehr Test Systems
(a) (b)
.................. 50,648 1,878,028
Aeluma, Inc.
(a) (b)
...................... 97,291 1,273,539
Alpha & Omega Semiconductor Ltd.
(a)
....... 216,304 4,793,297
Ambiq Micro, Inc.
(a) (b)
.................. 54,528 1,385,556
Axcelis Technologies, Inc.
(a) (b)
............. 246,711 22,963,860
Blaize Holdings, Inc.
(a) (b)
................ 222,704 405,321
CEVA, Inc.
(a) (b)
....................... 29,064 542,915
Cohu, Inc.
(a) (b)
....................... 392,968 12,032,680
Diodes, Inc.
(a)
....................... 394,442 26,924,611
FormFactor, Inc.
(a)
.................... 168,799 16,371,815
Ichor Holdings Ltd.
(a)
................... 292,006 13,610,400
indie Semiconductor, Inc. , Class A
(a) (b)
....... 1,062,774 3,422,132
Kulicke & Soffa Industries, Inc. ............ 182,987 12,025,906
MaxLinear, Inc.
(a)
..................... 610,936 10,624,177
Navitas Semiconductor Corp.
(a) (b)
.......... 1,452,288 12,736,566
Penguin Solutions, Inc.
(a)
................ 458,354 8,067,030
Photronics, Inc.
(a)
..................... 489,981 19,800,132
Synaptics, Inc.
(a) (b)
.................... 304,712 21,342,028
Ultra Clean Holdings, Inc.
(a)
.............. 356,837 22,188,125
Veeco Instruments, Inc.
(a) (b)
.............. 510,153 17,273,781
247,007,025
Software — 1.9%
8x8, Inc.
(a) (b)
......................... 1,147,303 1,904,523
A10 Networks, Inc. .................... 93,290 2,156,865
Adeia, Inc. ......................... 114,717 2,756,650
Airship AI Holdings, Inc. , Class A
(a) (b)
........ 35,724 80,736
Arteris, Inc.
(a) (b)
....................... 243,706 4,006,527
Bit Digital, Inc.
(a) (b)
..................... 2,744,030 3,594,679
Blackbaud, Inc.
(a)
..................... 64,283 2,481,967
Box, Inc. , Class A
(a)
................... 269,966 6,381,996
Cerence, Inc.
(a) (b)
..................... 254,707 1,607,201
Chaince Digital Holdings, Inc.
(a) (b)
.......... 306,755 1,220,885
Cipher Digital, Inc.
(a) (b)
.................. 2,784,655 35,838,510
Cleanspark, Inc.
(a) (b)
................... 2,171,944 18,483,243
Consensus Cloud Solutions, Inc.
(a) (b)
........ 162,308 3,853,192
Core Scientific, Inc.
(a) (b)
................. 423,289 6,332,403
CS Disco, Inc.
(a) (b)
..................... 74,687 285,304
Daily Journal Corp.
(a) (b)
................. 2,420 1,167,263
Digital Turbine, Inc.
(a) (b)
................. 338,840 975,859
Domo, Inc. , Class B
(a) (b)
................. 52,298 160,032
eGain Corp.
(a) (b)
...................... 48,331 381,332
Expensify, Inc. , Class A
(a)
............... 232,760 202,478
Hut 8 Corp.
(a) (b)
...................... 841,162 39,458,909
I3 Verticals, Inc. , Class A
(a) (b)
............. 180,352 4,032,671
MARA Holdings, Inc.
(a) (b)
................ 3,259,727 26,599,372
Mitek Systems, Inc.
(a) (b)
................. 301,551 4,070,939
N-able, Inc.
(a)
........................ 620,373 2,897,142
NCR Voyix Corp.
(a) (b)
................... 1,225,020 7,754,377
ON24, Inc.
(a) (b)
....................... 316,084 2,560,280
OneSpan, Inc. ....................... 285,233 3,003,504
PAR Technology Corp.
(a) (b)
............... 144,802 1,930,211
Porch Group, Inc.
(a) (b)
.................. 152,030 1,090,055
Rimini Street, Inc.
(a) (b)
.................. 340,251 1,116,023
Riot Platforms, Inc.
(a) (b)
................. 2,993,628 37,001,242
Silvaco Group, Inc.
(a) (b)
................. 64,631 457,587
Telos Corp.
(a)
........................ 451,727 1,892,736
Terawulf, Inc.
(a) (b)
..................... 146,829 2,118,742
Via Transportation, Inc. , Class A
(a)
.......... 17,217 258,255
Xperi, Inc.
(a) (b)
....................... 390,420 2,186,352
232,300,042
Security
Shares
Shares Value
Specialized REITs — 0.4%
Farmland Partners, Inc. ................ 345,083 $ 3,875,282
Four Corners Property Trust, Inc. .......... 916,971 21,686,364
Gladstone Land Corp. ................. 301,718 3,077,524
Safehold, Inc. ....................... 485,792 6,572,766
Smartstop Self Storage REIT, Inc. .......... 483,119 14,628,843
49,840,779
Specialty Retail — 2.5%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 184,144 559,798
Academy Sports & Outdoors, Inc. .......... 569,904 32,171,081
Advance Auto Parts, Inc. ................ 515,057 27,169,257
American Eagle Outfitters, Inc. ............ 1,368,745 22,858,041
America's Car-Mart, Inc.
(a) (b)
.............. 63,095 803,199
Arko Corp. ......................... 537,103 2,986,293
Asbury Automotive Group, Inc.
(a) (b)
.......... 167,842 32,798,005
Bark, Inc. , Class A
(a) (b)
.................. 276,114 139,879
Barnes & Noble Education, Inc.
(a) (b)
......... 137,694 1,215,838
Bed Bath & Beyond, Inc.
(a) (b)
.............. 586,078 2,719,402
Buckle, Inc. (The) .................... 17,686 890,667
Caleres, Inc. ........................ 282,318 2,975,632
Citi Trends, Inc.
(a)
..................... 40,458 1,752,641
Designer Brands, Inc. , Class A ............ 280,400 1,595,476
EVgo, Inc. , Class A
(a) (b)
................. 928,392 1,596,834
Genesco, Inc.
(a) (b)
..................... 81,102 2,351,147
Group 1 Automotive, Inc. ................ 57,060 18,865,748
Haverty Furniture Cos., Inc. .............. 115,027 2,436,272
J Jill, Inc. .......................... 61,544 705,294
Lands' End, Inc.
(a) (b)
................... 82,252 924,512
MarineMax, Inc.
(a) (b)
................... 161,687 4,375,250
Monro, Inc. ......................... 242,340 3,887,134
National Vision Holdings, Inc.
(a) (b)
.......... 669,477 17,339,454
OneWater Marine, Inc. , Class A
(a) (b)
......... 97,807 924,276
Outdoor Holding Co.
(a) (b)
................ 897,655 1,804,287
Petco Health & Wellness Co., Inc.
(a) (b)
....... 692,759 1,925,870
RealReal, Inc. (The)
(a) (b)
................. 680,535 6,179,258
Sally Beauty Holdings, Inc.
(a)
............. 853,466 11,820,504
Shoe Carnival, Inc. .................... 161,394 2,516,132
Signet Jewelers Ltd. ................... 340,208 28,795,205
Sleep Number Corp.
(a) (b)
................ 162,801 292,228
Sonic Automotive, Inc. , Class A ........... 83,266 5,709,550
Stitch Fix, Inc. , Class A
(a)
................ 891,156 2,949,726
Torrid Holdings, Inc.
(a) (b)
................. 287,683 512,076
Upbound Group, Inc. .................. 299,191 5,400,397
Urban Outfitters, Inc.
(a) (b)
................ 364,406 23,085,120
Victoria's Secret & Co.
(a) (b)
............... 421,780 19,553,721
Winmark Corp. ...................... 25,396 10,858,060
Zumiez, Inc.
(a) (b)
...................... 113,681 2,519,171
307,962,435
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.
(a)
................. 398,614 2,212,308
Diebold Nixdorf, Inc.
(a) (b)
................. 15,365 1,159,135
Eastman Kodak Co.
(a)
.................. 544,202 4,925,028
GPGI, Inc. , Class A
(b)
.................. 160,427 2,743,302
Immersion Corp. ..................... 239,235 1,306,223
Turtle Beach Corp.
(a) (b)
.................. 49,062 497,489
Xerox Holdings Corp. .................. 1,107,630 1,428,843
14,272,328
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a)
.................. 1,010,966 17,813,221
Carter's, Inc. ........................ 305,093 10,910,126
G-III Apparel Group Ltd. ................ 311,895 8,639,491
Kontoor Brands, Inc. ................... 90,320 6,348,593
Lakeland Industries, Inc.
(b)
............... 76,945 630,180
Movado Group, Inc. ................... 128,974 3,149,545

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc. ................. 121,247 $ 4,669,222
Rocky Brands, Inc. .................... 59,497 2,303,724
Steven Madden Ltd. ................... 561,247 19,037,498
Superior Group of Cos., Inc. ............. 98,453 1,000,282
74,501,882
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 17,420 1,511,882
Universal Corp. ...................... 206,891 10,903,155
12,415,037
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc. , Class A ........ 141,376 759,189
BlueLinx Holdings, Inc.
(a) (b)
............... 67,258 3,644,039
Boise Cascade Co. ................... 321,285 24,369,467
Custom Truck One Source, Inc.
(a)
.......... 525,056 3,449,618
Distribution Solutions Group, Inc.
(a) (b)
........ 6,910 181,318
DNOW, Inc.
(a)
....................... 1,593,641 18,980,264
EVI Industries, Inc. .................... 57,242 1,178,040
GATX Corp. ........................ 283,604 48,422,547
Hudson Technologies, Inc.
(a) (b)
............ 325,606 1,914,563
McGrath RentCorp .................... 50,503 5,569,471
NPK International, Inc.
(a)
................ 701,940 10,171,111
Rush Enterprises, Inc. , Class A ........... 240,975 15,930,857
Rush Enterprises, Inc. , Class B ........... 33,479 2,154,374
Titan Machinery, Inc.
(a)
................. 180,818 3,023,277
Transcat, Inc.
(a) (b)
..................... 39,547 2,904,727
Willis Lease Finance Corp. .............. 21,929 3,733,632
146,386,494
Water Utilities — 0.5%
American States Water Co. .............. 114,441 8,654,028
California Water Service Group ........... 513,437 23,279,234
Consolidated Water Co. Ltd. ............. 90,110 2,984,443
H2O America ....................... 285,584 16,755,213
Middlesex Water Co. .................. 131,832 6,861,856
Pure Cycle Corp.
(a)
.................... 174,241 1,752,864
York Water Co. (The) .................. 100,028 3,045,853
63,333,491
Wireless Telecommunication Services — 0.3%
Spok Holdings, Inc. ................... 174,787 1,905,178
Telephone & Data Systems, Inc. ........... 854,464 35,972,935
37,878,113
Total Common Stocks — 99 .7%
(Cost: $ 11,996,612,597 ) ............................ 12,414,943,226
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............. 19,180 9,782
Contra Chinook Therape, CVR ........... 381,225 64,808
Sanofi Aatd, Inc., CVR
(b)
................ 106,185 176,267
250,857
Total Rights — 0.0%
(Cost: $ 68,755 ) ................................. 250,857
Security
Shares
Shares Value
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 11,816 $ 62,566
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 62,566
Total Long-Term Investments — 99.7%
(Cost: $ 11,996,681,352 ) ............................ 12,415,256,649
Short-Term Securities
Money Market Funds — 7.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(f)
................... 950,547,079 950,737,188
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 23,642,004 23,642,004
Total Short-Term Securities — 7 .8%
(Cost: $ 974,147,761 ) .............................. 974,379,192
Total Investments — 107 .5%
(Cost: $ 12,970,829,113 ) ............................ 13,389,635,841
Liabilities in Excess of Other Assets — (7.5) % ............. (928,616,855)
Net Assets — 100.0% ...............................
$ 12,461,018,986
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
48
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 732,054,773 $ 218,927,058
(a)
$ — $ (24,177) $ (220,466) $ 950,737,188 950,547,079 $ 9,928,582
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 18,993,843 4,648,161
(a)
— — — 23,642,004 23,642,004 1,112,927 —
$ (24,177) $ (220,466) $ 974,379,192 $ 11,041,509 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 377 06/18/26 $ 47,355 $ 8,515
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 8,515 $ — $ — $ — $ 8,515
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 6,469,783 $ — $ — $ — $ 6,469,783
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 827,110 $ — $ — $ — $ 827,110

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2000 Value ETF
Schedules of Investments
49
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 41,618,678
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,414,943,220 $ — $ 6 $ 12,414,943,226
Rights ................................................ — — 250,857 250,857
Warrants .............................................. — 62,566 — 62,566
Short-Term Securities
Money Market Funds ...................................... 974,379,192 — — 974,379,192
$ 13,389,322,412 $ 62,566 $ 250,863 $ 13,389,635,841
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 8,515 $ — $ — $ 8,515
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2026
2026
iShares Annual Financial Statements and Additional Information
50
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 71,112,992,096 $ 12,146,654,205 $ 12,415,256,649
Investments, at value — affiliated
(c)
............................................................ 10,342,586,779 1,709,511,116 974,379,192
Cash ............................................................................... — 63,654 —
Cash pledged:
Futures contracts ...................................................................... 13,278,000 1,633,000 3,397,000
Foreign currency, at value
(d)
................................................................. 1,109,103 — 395,376
Receivables: – – –
Investment s sold ...................................................................... 34,815,912 12,086,606 —
Securities lending income — affiliated ........................................................ 5,431,240 1,057,128 701,247
Capital shares sold ..................................................................... 5,867,322 310,828 —
Dividends — unaffiliated ................................................................. 60,529,274 2,578,883 18,793,605
Dividends — affiliated ................................................................... 489,202 53,091 88,818
Variation margin on futures contracts ......................................................... 5,992,132 575,309 1,203,653
Total a ssets ...........................................................................
81,583,091,060 13,874,523,820 13,414,215,540
LIABILITIES
Bank overdraft .......................................................................... 690,413 — 200,334
Collateral on securities loaned ............................................................... 10,206,227,468 1,704,562,723 950,496,447
Payables: – – –
Investments purchased .................................................................. 129,472 24,371 22,696
Capital shares redeemed ................................................................. 28,847,671 310,828 —
Investment advisory fees ................................................................. 11,271,491 2,486,497 2,477,077
Total li abilities ..........................................................................
10,247,166,515 1,707,384,419 953,196,554
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 71,335,924,545 $ 12,167,139,401 $ 12,461,018,986
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 120,241,386,311 $ 15,187,758,817 $ 13,941,379,998
Accumulated loss ....................................................................... (48,905,461,766) (3,020,619,416) (1,480,361,012)
NET ASSETS ..........................................................................
$ 71,335,924,545 $ 12,167,139,401 $ 12,461,018,986
NET ASSET VALUE
Shares outstanding ......................................................................
287,750,000 38,750,000 65,700,000
Net asset value .........................................................................
$ 247.91 $ 313.99 $ 189.67
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 95,208,402,461 $ 11,230,977,588 $ 11,996,681,352
(b)
  Securities loaned, at value .......................................................... $ 10,359,316,775 $ 1,742,724,257 $ 963,581,770
(c)
  Investments, at cost — affiliated ....................................................... $ 10,340,760,563 $ 1,708,948,845 $ 974,147,761
(d)
  Foreign currency, at cost ........................................................... $ 1,109,103 $ — $ 395,376

Statements of Operations
Year Ended March 31, 2026
51
Statements of Operations
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth ETF
iShares Russell
2000 Value ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ............................................................ $ 803,900,634 $ 64,252,060 $ 220,458,661
Dividends — affiliated .............................................................. 7,289,652 689,592 1,112,927
Interest — unaffiliated .............................................................. 1,138,212 126,427 196,505
Securities lending income — affiliated — net .............................................. 69,894,011 15,094,165 9,928,582
Foreign taxes withheld ............................................................. (1,834,456) (166,033) (494,425)
Total investment income ..............................................................
880,388,053 79,996,211 231,202,250
EXPENSES
Investment advisory ............................................................... 127,933,830 29,120,812 27,474,511
Interest expense ................................................................. 24,658 13,852 852
Total expenses ....................................................................
127,958,488 29,134,664 27,475,363
Net investment income ...............................................................
752,429,565 50,861,547 203,726,887
REALIZED AND UNREALIZED GAIN (LOSS) $ 13,674,607,811 $ 2,468,077,162 $ 2,654,778,227
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ (3,829,248,752) $ (463,928,315) $ 113,480,994
Investments — affiliated .......................................................... (272,056) (13,342) (24,177)
Foreign currency transactions ...................................................... (23,047) (141) (7,462)
Futures contracts ............................................................... 31,207,992 2,568,434 6,469,783
In-kind redemptions — unaffiliated
(a)
.................................................. 12,431,029,054 1,477,987,473 690,127,660
8,632,693,191 1,016,614,109 810,046,798
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ 5,041,888,096 1,451,746,091 1,844,124,785
Investments — affiliated .......................................................... (2,438,125) (432,536) (220,466)
Futures contracts ............................................................... 2,464,649 149,498 827,110
5,041,914,620 1,451,463,053 1,844,731,429
Net realized and unrealized gain ........................................................
13,674,607,811 2,468,077,162 2,654,778,227
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 14,427,037,376 $ 2,518,938,709 $ 2,858,505,114
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2026
iShares Annual Financial Statements and Additional Information
52
See notes to financial statements.
iShares Russell 2000 ETF iShares Russell 2000 Growth ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 752,429,565 $ 796,905,308 $ 50,861,547 $ 60,287,442
Net realized gain ................................................ 8,632,693,191 7,153,778,046 1,016,614,109 558,661,616
Net change in unrealized appreciation (depreciation) ........................ 5,041,914,620 (12,006,110,150) 1,451,463,053 (1,221,992,506)
Net increase (decrease) in net assets resulting from operations ...................
14,427,037,376 (4,055,426,796) 2,518,938,709 (603,043,448)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(752,104,395) (790,428,885) (61,362,491) (99,649,768)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(5,675,867,129) 2,687,596,374 (1,036,939,923) (206,563,558)
NET ASSETS
Total increase (decrease) in net assets ................................... 7,999,065,852 (2,158,259,307) 1,420,636,295 (909,256,774)
Beginning of year ..................................................
63,336,858,693 65,495,118,000 10,746,503,106 11,655,759,880
End of year ......................................................
$ 71,335,924,545 $ 63,336,858,693 $ 12,167,139,401 $ 10,746,503,106
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
53
Statements of Changes in Net Assets
See notes to financial statements.
iShares Russell 2000 Value ETF
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 203,726,887 $ 215,850,923
Net realized gain .................................................................................. 810,046,798 693,537,219
Net change in unrealized appreciation (depreciation) .......................................................... 1,844,731,429 (1,331,318,113)
Net increase (decrease) in net assets resulting from operations .....................................................
2,858,505,114 (421,929,971)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(209,029,671) (217,247,558)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(1,135,395,838) (955,726,538)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 1,514,079,605 (1,594,904,067)
Beginning of year ....................................................................................
10,946,939,381 12,541,843,448
End of year ........................................................................................
$ 12,461,018,986 $ 10,946,939,381
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
54
See notes to financial statements.
iShares Russell 2000 ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ...............................
$ 199.55  $ 210.56  $ 178.62  $ 205.42  $ 220.43
Net investment income
(a)
......................................
2 .58  2 .52  2 .58  2 .67  1 .97
Net realized and unrealized gain (loss)
(b)
............................
48.32  (11.06) 31.95  (26.65) (14.89)
Net increase (decrease) from investment operations ..................... 50.90  (8.54) 34.53  (23.98) (12.92)
Distributions from net investment income
(c)
......................... (2.54) (2.47) (2.59) (2.82) (2.09)
Net asset value, end of year .................................... $ 247.91  $ 199.55  $ 210.56  $ 178.62  $ 205.42
Total Return
(d)
Based on net asset value ....................................... 25.57% (4.14)%
(e)
19.51% (11.63)% (5.92)%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.19% 0.19%
(g)
0.19% 0.19% 0.19%
Net investment income .........................................
1.11% 1.17% 1.38% 1.47% 0.90%
Supplemental Data
Net assets, end of year (000) ..................................... $ 71,335,925  $ 63,336,859  $ 65,495,118  $ 49,708,575  $ 61,953,275
Portfolio turnover rate
(h)
......................................... 18% 18% 17% 18% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
55
Financial Highlights
See notes to financial statements.
iShares Russell 2000 Growth ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ...............................
$ 255.56  $ 271.06  $ 227.08  $ 256.05  $ 300.18
Net investment income
(a)
......................................
1 .25  1 .42  1 .52  1 .80  0 .67
Net realized and unrealized gain (loss)
(b)
............................
58.69  (14.58) 44.19  (28.92) (43.86)
Net increase (decrease) from investment operations ..................... 59.94  (13.16) 45.71  (27.12) (43.19)
Distributions from net investment income
(c)
......................... (1.51) (2.34) (1.73) (1.85) (0.94)
Net asset value, end of year .................................... $ 313.99  $ 255.56  $ 271.06  $ 227.08  $ 256.05
Total Return
(d)
Based on net asset value ....................................... 23.46% (4.94)%
(e)
20.23% (10.55)% (14.42)%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.24% 0.24%
(g)
0.24% 0.24% 0.23%
Net investment income .........................................
0.41% 0.51% 0.64% 0.80% 0.23%
Supplemental Data
Net assets, end of year (000) ..................................... $ 12,167,139  $ 10,746,503  $ 11,655,760  $ 9,378,222  $ 10,830,819
Portfolio turnover rate
(h)
......................................... 32% 30% 34% 35% 40%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
56
See notes to financial statements.
iShares Russell 2000 Value ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ...............................
$ 150.99  $ 159.06  $ 137.24  $ 161.43  $ 159.14
Net investment income
(a)
......................................
3 .00  2 .87  2 .78  2 .89  2 .26
Net realized and unrealized gain (loss)
(b)
............................
38.77  (8.05) 22.07  (23.96) 2.61
Net increase (decrease) from investment operations ..................... 41.77  (5.18) 24.85  (21.07) 4.87
Distributions from net investment income
(c)
......................... (3.09) (2.89) (3.03) (3.12) (2.58)
Net asset value, end of year .................................... $ 189.67  $ 150.99  $ 159.06  $ 137.24  $ 161.43
Total Return
(d)
Based on net asset value ....................................... 27.85% (3.36)%
(e)
18.35% (13.04)% 3.07%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.24% 0.24%
(g)
0.24% 0.24% 0.23%
Net investment income .........................................
1.75% 1.77% 1.95% 1.99% 1.39%
Supplemental Data
Net assets, end of year (000) ..................................... $ 12,461,019  $ 10,946,939  $ 12,541,843  $ 11,445,531  $ 14,658,000
Portfolio turnover rate
(h)
......................................... 30% 28% 29% 32% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
57
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  March 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Russell 2000 ........................................................................................................ Diversified
Russell 2000 Growth .................................................................................................. Diversified
Russell 2000 Value ................................................................................................... Diversified

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
58
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
59
Notes to Financial Statements
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000
Barclays Bank plc ...................................... $ 130,589,831 $ (127,476,214) $ – $ 3,113,617
(b)
Barclays Capital, Inc. ................................... 37,228,451 (36,240,618) – 987,833
(b)
BMO Capital Markets Corp. ............................... 29,623 (29,623) – –
BNP Paribas SA ....................................... 412,611,022 (402,397,016) – 10,214,006
(b)
BofA Securities, Inc. .................................... 422,853,194 (420,985,377) – 1,867,817
(b)
Citadel Clearing LLC .................................... 3,026,800 (3,014,190) – 12,610
(b)
Citigroup Global Markets, Inc. .............................. 72,750,275 (70,878,012) – 1,872,263
(b)
Deutsche Bank Securities, Inc. ............................. 48,561,735 (47,495,695) – 1,066,040
(b)
Goldman Sachs & Co. LLC ............................... 341,418,773 (330,316,461) – 11,102,312
(b)
Goldman Sachs International .............................. 137,990,908 (135,342,468) – 2,648,440
(b)
HSBC Bank plc ....................................... 105,341,428 (103,039,800) – 2,301,628
(b)
J.P. Morgan Securities LLC ............................... 7,531,488,940 (7,449,106,403) – 82,382,537
(b)
Jefferies LLC ......................................... 62,264,158 (61,627,322) – 636,836
(b)
Mizuho Securities USA LLC ............................... 1,766,546 (1,766,546) – –
Morgan Stanley ....................................... 410,043,957 (398,236,771) – 11,807,186
(b)
National Bank Financial, Inc. .............................. 6,437 (6,437) – –
National Financial Services LLC ............................ 72,792,250 (70,708,095) – 2,084,155
(b)
Natixis SA ........................................... 55,868,164 (52,241,104) – 3,627,060
(b)
Nomura Securities International, Inc. ......................... 4,223,921 (4,223,921) – –
Pershing LLC ......................................... 1,208,088 (1,182,658) – 25,430
(b)
RBC Capital Markets LLC ................................ 1,292,901 (1,264,462) – 28,439
(b)
Scotia Capital (USA), Inc. ................................ 14,115,470 (13,963,265) – 152,205
(b)
SG Americas Securities LLC .............................. 38,988,256 (37,718,675) – 1,269,581
(b)
State Street Bank & Trust Co. .............................. 51,253,852 (50,962,359) – 291,493
(b)
TD Securities (USA) LLC ................................. 62,883,307 (59,764,361) – 3,118,946
(b)
UBS AG ............................................ 118,206,158 (116,360,454) – 1,845,704
(b)
UBS Securities LLC .................................... 16,393,345 (15,381,100) – 1,012,245
(b)
Virtu Americas LLC ..................................... 15,390,186 (15,375,979) – 14,207
(b)
Wells Fargo Bank N.A. .................................. 55,581,153 (52,973,056) – 2,608,097
(b)
Wells Fargo Securities LLC ............................... 133,147,646 (125,715,083) – 7,432,563
(b)
$ 10,359,316,775 $ (10,205,793,525) $ – $ 153,523,250

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
60
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000 Growth
Barclays Bank plc ...................................... $ 55,555,785 $ (53,479,948) $ – $ 2,075,837
(b)
Barclays Capital, Inc. ................................... 10,076,279 (10,076,279) – –
BMO Capital Markets Corp. ............................... 118,213 (118,213) – –
BNP Paribas SA ....................................... 198,104,377 (198,104,377) – –
BofA Securities, Inc. .................................... 156,459,165 (152,324,529) – 4,134,636
(b)
Citadel Clearing LLC .................................... 353,796 (345,563) – 8,233
(b)
Citigroup Global Markets, Inc. .............................. 93,091,869 (90,190,426) – 2,901,443
(b)
Deutsche Bank Securities, Inc. ............................. 36,996 (35,717) – 1,279
(b)
Goldman Sachs & Co. LLC ............................... 135,779,350 (129,926,309) – 5,853,041
(b)
Goldman Sachs International .............................. 200,051,894 (195,379,694) – 4,672,200
(b)
HSBC Bank plc ....................................... 28,045,166 (28,045,166) – –
J.P. Morgan Securities LLC ............................... 257,192,880 (252,513,809) – 4,679,071
(b)
Jefferies LLC ......................................... 21,091,439 (20,462,160) – 629,279
(b)
Mizuho Securities USA LLC ............................... 1,220,353 (1,220,353) – –
Morgan Stanley ....................................... 275,271,930 (263,791,865) – 11,480,065
(b)
National Bank Financial, Inc. .............................. 3,744,723 (3,604,350) – 140,373
(b)
National Financial Services LLC ............................ 108,251,381 (106,825,296) – 1,426,085
(b)
Natixis SA ........................................... 24,263,550 (23,669,463) – 594,087
(b)
Nomura Securities International, Inc. ......................... 24,699 (24,699) – –
Pershing LLC ......................................... 501,505 (496,527) – 4,978
(b)
RBC Capital Markets LLC ................................ 281,637 (281,637) – –
Scotia Capital (USA), Inc. ................................ 13,610,375 (13,228,064) – 382,311
(b)
Scotia Capital, Inc. ..................................... 2,261 (2,261) – –
SG Americas Securities LLC .............................. 29,478,247 (28,675,727) – 802,520
(b)
State Street Bank & Trust Co. .............................. 4,429,756 (4,429,756) – –
TD Securities (USA) LLC ................................. 1,420,499 (1,420,499) – –
UBS AG ............................................ 45,062,753 (43,443,890) – 1,618,863
(b)
UBS Securities LLC .................................... 9,266,554 (8,820,390) – 446,164
(b)
Virtu Americas LLC ..................................... 2,059,441 (2,014,480) – 44,961
(b)
Wells Fargo Bank N.A. .................................. 24,599,711 (24,452,063) – 147,648
(b)
Wells Fargo Securities LLC ............................... 43,277,673 (42,918,779) – 358,894
(b)
$ 1,742,724,257 $ (1,700,322,289) $ – $ 42,401,968
Russell 2000 Value
Barclays Bank plc ...................................... $ 37,432,829 $ (37,432,829) $ – $ –
Barclays Capital, Inc. ................................... 5,053,334 (4,807,257) – 246,077
(b)
BMO Capital Markets Corp. ............................... 460,962 (460,962) – –
BNP Paribas SA ....................................... 102,207,034 (99,813,242) – 2,393,792
(b)
BofA Securities, Inc. .................................... 64,110,741 (64,110,741) – –
Citadel Clearing LLC .................................... 1,538,734 (1,500,724) – 38,010
(b)
Citigroup Global Markets, Inc. .............................. 53,149,248 (51,454,380) – 1,694,868
(b)
Deutsche Bank Securities, Inc. ............................. 25,149,553 (24,607,080) – 542,473
(b)
Goldman Sachs & Co. LLC ............................... 136,678,674 (135,471,550) – 1,207,124
(b)
Goldman Sachs International .............................. 49,846,936 (48,425,670) – 1,421,266
(b)
HSBC Bank plc ....................................... 13,626,954 (13,508,251) – 118,703
(b)
ING Financial Markets LLC ............................... 26,470 (26,470) – –
J.P. Morgan Securities LLC ............................... 198,497,714 (197,883,810) – 613,904
(b)
Jefferies LLC ......................................... 11,163,032 (10,587,301) – 575,731
(b)
Mizuho Securities USA LLC ............................... 18,827 (18,827) – –
Morgan Stanley ....................................... 62,627,510 (61,533,247) – 1,094,263
(b)
National Bank Financial, Inc. .............................. 6,793,177 (6,782,203) – 10,974
(b)
National Financial Services LLC ............................ 53,159,877 (52,714,551) – 445,326
(b)
Natixis SA ........................................... 12,760,391 (12,428,026) – 332,365
(b)
Nomura Securities International, Inc. ......................... 53,726 (53,726) – –
Pershing LLC ......................................... 141,113 (141,113) – –
RBC Capital Markets LLC ................................ 56,007 (52,488) – 3,519
(b)
Scotia Capital (USA), Inc. ................................ 4,592,372 (4,592,372) – –
SG Americas Securities LLC .............................. 7,805,035 (7,677,093) – 127,942
(b)
State Street Bank & Trust Co. .............................. 5,908,075 (5,861,387) – 46,688
(b)
TD Securities (USA) LLC ................................. 549,735 (537,795) – 11,940
(b)
UBS AG ............................................ 29,350,194 (28,965,205) – 384,989
(b)
UBS Securities LLC .................................... 9,503,688 (9,329,758) – 173,930
(b)
Virtu Americas LLC ..................................... 3,021,633 (3,021,633) – –
Wells Fargo Bank N.A. .................................. 43,083,625 (40,925,039) – 2,158,586
(b)
Wells Fargo Securities LLC ............................... 25,214,570 (24,308,310) – 906,260
(b)
$ 963,581,770 $ (949,033,040) $ – $ 14,548,730

Notes to Financial Statements
(continued)
61
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other
iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Average Daily Net Assets Investment Advisory Fees
First $ 46 billion ................................................................................................... 0.200000%
Over $ 46 billion, up to and including $ 81 billion .............................................................................. 0.190000
Over $ 81 billion, up to and including $ 111 billion ............................................................................. 0.180500
Over $ 111 billion, up to and including $ 141 billion ............................................................................ 0.171475
Over $ 141 billion, up to and including $ 171 billion ............................................................................ 0.162901
Over $ 171 billion .................................................................................................. 0.154756
Average Daily Net Assets Investment Advisory Fees
First $ 46 billion ................................................................................................... 0.250000%
Over $ 46 billion, up to and including $ 81 billion .............................................................................. 0.237500
Over $ 81 billion, up to and including $ 111 billion ............................................................................. 0.225625
Over $ 111 billion, up to and including $ 141 billion ............................................................................ 0.214343
Over $ 141 billion, up to and including $ 171 billion ............................................................................ 0.203626
Over $ 171 billion .................................................................................................. 0.193445

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
62
costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2026, in-kind transactions were as follows:
iShares ETF Amounts
Russell 2000 ............................................................................................................ $ 19,456,962
Russell 2000 Growth ...................................................................................................... 4,195,026
Russell 2000 Value ....................................................................................................... 2,602,936
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 2000 ......................................................................... $ 987,360,182 $ 2,654,405,624 $ (170,085,909)
Russell 2000 Growth ................................................................... 1,538,130,681 2,029,776,736 (588,165,423)
Russell 2000 Value .................................................................... 1,255,048,520 1,806,636,729 341,608,364
iShares ETF Purchases Sales
Russell 2000 ......................................................................................... $ 12,098,355,308 $ 12,255,435,188
Russell 2000 Growth ................................................................................... 3,918,005,484 3,923,076,802
Russell 2000 Value .................................................................................... 3,479,469,686 3,497,677,251
iShares ETF
In-kind
Purchases
In-kind
Sales
Russell 2000 ......................................................................................... $ 119,060,069,285 $ 124,445,803,409
Russell 2000 Growth ................................................................................... 3,007,499,792 4,028,316,636
Russell 2000 Value .................................................................................... 2,229,606,041 3,290,714,015

Notes to Financial Statements
(continued)
63
Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
For the year ended March 31, 2026, the iShares Russell 2000 Value ETF utilized $100,672,368 of its capital loss carryforwards.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Russell 2000 .............................................................................. $ 12,359,890,755 $ (12,359,890,755)
Russell 2000 Growth ........................................................................ 1,476,163,823 (1,476,163,823)
Russell 2000 Value ......................................................................... 686,935,982 (686,935,982)
—
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
Russell 2000
Ordinary income ...................................................................................... $ 752,104,395 $ 790,428,885
Russell 2000 Growth
Ordinary income ...................................................................................... $ 61,362,491 $ 99,649,768
Russell 2000 Value
Ordinary income ...................................................................................... $ 209,029,671 $ 217,247,558
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Russell 2000 ............................................................ $ 8,354,065 $ (23,704,328,193) $ (25,209,487,638) $ (48,905,461,766)
Russell 2000 Growth ...................................................... 482,479 (3,852,185,313) 831,083,418 (3,020,619,416)
Russell 2000 Value ....................................................... 824,513 (1,792,754,878) 311,569,353 (1,480,361,012)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 2000 .................................................... $ 106,665,066,513 $ 2,812,843,378 $ (28,022,331,016) $ (25,209,487,638)
Russell 2000 Growth ............................................... 13,025,081,903 2,850,554,047 (2,019,470,629) 831,083,418
Russell 2000 Value ................................................ 13,078,066,488 2,399,472,775 (2,087,903,422) 311,569,353

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
64
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Notes to Financial Statements
(continued)
65
Notes to Financial Statements
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Russell 2000
Shares sold 530,250,000 $ 123,923,268,691 463,700,000 $ 101,455,157,664
Shares redeemed
(559,900,000) (129,599,135,820) (457,350,000) (98,767,561,290)
(29,650,000) $ (5,675,867,129) 6,350,000 $ 2,687,596,374
Russell 2000 Growth
Shares sold 9,950,000 $ 3,051,051,326 6,700,000 $ 1,901,988,415
Shares redeemed
(13,250,000) (4,087,991,249) (7,650,000) (2,108,551,973)
(3,300,000) $ (1,036,939,923) (950,000) $ (206,563,558)
Russell 2000 Value
Shares sold 14,000,000 $ 2,394,898,841 12,500,000 $ 2,055,807,250
Shares redeemed
(20,800,000) (3,530,294,679) (18,850,000) (3,011,533,788)
(6,800,000) $ (1,135,395,838) (6,350,000) $ (955,726,538)

Report of Independent Registered Public Accounting Firm
2026
iShares Annual Financial Statements and Additional Information
66
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31,
2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended
March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF

Important Tax Information
(unaudited)
67
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Russell 2000 ...................................................................................................... $ 581,613,520
Russell 2000 Growth ................................................................................................ 54,550,841
Russell 2000 Value ................................................................................................. 157,451,367
iShares ETF
Qualified Business
Income
Russell 2000 ...................................................................................................... $ 127,762,964
Russell 2000 Growth ................................................................................................ 4,970,580
Russell 2000 Value ................................................................................................. 40,877,040
iShares ETF
Dividends-Received
Deduction
Russell 2000 ...................................................................................................... 74 .52%
Russell 2000 Growth ................................................................................................ 86 .80
Russell 2000 Value ................................................................................................. 70 .68

Additional Information
2026
iShares Annual Financial Statements and Additional Information
68
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Russell 2000
ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Russell 2000 ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Additional Information
(continued)
69
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2026
iShares Annual Financial Statements and Additional Information
70
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this compa-
ny make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Micro-Cap ETF | IWC | NYSE Arca
iShares Russell 2500 ETF | SMMD | Cboe BZX Exchange
iShares Russell Mid-Cap ETF | IWR | NYSE Arca
iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca

Page
2

Schedule of Investments
March 31, 2026
iShares
®
Micro-Cap ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
AerSale Corp.
(a)
...................... 89,386 $ 555,981
AIRO Group Holdings, Inc.
(a) (b)
............ 51,463 391,376
Astronics Corp.
(a)
..................... 78,393 5,231,165
Byrna Technologies, Inc.
(a) (b)
.............. 45,299 415,845
Cadre Holdings, Inc.
(b)
.................. 71,670 2,198,836
CPI Aerostructures, Inc.
(a) (b)
.............. 26,867 105,319
Ducommun, Inc.
(a)
.................... 34,668 4,229,496
Innovative Solutions & Support, Inc.
(a) (b)
...... 37,424 768,315
National Presto Industries, Inc. ............ 13,043 1,787,673
Optex Systems Holdings, Inc.
(a) (b)
.......... 13,748 181,817
Park Aerospace Corp. .................. 45,733 1,252,169
Red Cat Holdings, Inc.
(a) (b)
............... 260,394 3,408,557
Redwire Corp.
(a) (b)
..................... 266,076 2,261,646
Safe Pro Group, Inc.
(a) (b)
................ 31,891 121,505
Satellogic, Inc. , Class A
(a)
............... 208,414 1,133,772
Virgin Galactic Holdings, Inc.
(a) (b)
........... 183,613 446,180
VirTra, Inc.
(a) (b)
....................... 29,158 108,176
24,597,828
Air Freight & Logistics — 0.1%
(a)
Air T, Inc.
(b)
......................... 3,293 69,548
Arrive AI, Inc. ....................... 9,805 7,815
Freightos Ltd.
(b)
...................... 81,658 133,919
Radiant Logistics, Inc. ................. 90,539 638,300
849,582
Automobile Components — 0.4%
(a)
Cooper-Standard Holdings, Inc. ........... 42,351 1,180,322
Holley, Inc. ......................... 191,048 586,517
Motorcar Parts of America, Inc.
(b)
.......... 33,584 371,439
Solid Power, Inc. , Class A
(b)
.............. 441,262 1,323,786
Stoneridge, Inc. ...................... 68,203 329,421
Strattec Security Corp. ................. 10,156 795,621
Sypris Solutions, Inc.
(b)
................. 30,376 86,572
4,673,678
Automobiles — 0.0%
(a)
Faraday Future Intelligent Electric, Inc.
(b)
..... 477,593 131,242
Massimo Group ...................... 13,265 13,215
144,457
Banks — 14.7%
ACNB Corp. ........................ 25,472 1,219,345
Affinity Bancshares, Inc.
(a)
............... 10,779 239,941
Amalgamated Financial Corp. ............ 57,977 2,253,566
Amerant Bancorp, Inc. , Class A ........... 91,459 2,015,756
AmeriServ Financial, Inc. ............... 32,658 118,222
Ames National Corp. .................. 22,349 630,689
Arrow Financial Corp. .................. 41,005 1,376,538
Auburn National Bancorp, Inc. ............ 7,155 170,754
Avidbank Holdings, Inc.
(a)
............... 7,154 203,889
Bank First Corp. ..................... 25,918 3,500,485
Bank of Marin Bancorp ................. 36,887 945,414
Bank of the James Financial Group, Inc. ..... 9,738 200,603
Bank7 Corp. ........................ 10,922 435,569
Bankwell Financial Group, Inc. ............ 17,156 832,409
Bar Harbor Bankshares ................ 41,516 1,347,194
BayCom Corp. ...................... 25,877 769,194
Bayfirst Financial Corp. ................. 10,212 64,846
BCB Bancorp, Inc. .................... 38,801 348,433
Blue Ridge Bankshares, Inc. ............. 168,450 707,490
Bogota Financial Corp.
(a) (b)
............... 11,040 93,840
Bridgewater Bancshares, Inc.
(a)
........... 52,417 927,781
Broadway Financial Corp.
(a)
.............. 11,147 80,927
Burke & Herbert Financial Services Corp. .... 33,927 2,113,313
Security
Shares
Shares Value
Banks (continued)
Business First Bancshares, Inc. ........... 79,124 $ 2,139,513
BV Financial, Inc.
(a)
................... 17,656 337,936
Byline Bancorp, Inc. ................... 77,418 2,444,086
C&F Financial Corp. ................... 7,705 562,003
California Bancorp .................... 56,449 1,000,276
Camden National Corp. ................ 42,158 2,000,397
Capital Bancorp, Inc. .................. 28,966 861,449
Capital City Bank Group, Inc. ............. 34,861 1,515,059
Carter Bankshares, Inc.
(a)
............... 54,745 1,276,653
Catalyst Bancorp, Inc.
(a) (b)
............... 9,014 149,272
CB Financial Services, Inc. .............. 11,653 398,300
Central Pacific Financial Corp. ............ 61,834 1,976,215
Central Plains Bancshares, Inc.
(a)
.......... 8,537 146,068
CF Bankshares, Inc. ................... 12,697 354,373
Chain Bridge Bancorp, Inc. , Class A
(a)
....... 5,533 193,102
Chemung Financial Corp. ............... 10,495 564,841
ChoiceOne Financial Services, Inc. ......... 36,115 1,015,554
Citizens & Northern Corp. ............... 43,483 971,410
Citizens Community Bancorp, Inc. ......... 23,257 460,489
Citizens Financial Services, Inc. ........... 11,444 699,801
Civista Bancshares, Inc. ................ 51,504 1,173,776
CNB Financial Corp. ................... 73,416 2,126,127
Coastal Financial Corp.
(a) (b)
.............. 32,465 2,470,586
CoastalSouth Bancshares, Inc. ........... 23,220 570,980
Colony Bankcorp, Inc. ................. 51,960 1,037,641
Commercial Bancgroup, Inc.
(b)
............ 17,409 452,982
Community Trust Bancorp, Inc. ........... 40,266 2,444,952
Community West Bancshares ............ 42,180 982,794
ConnectOne Bancorp, Inc. .............. 119,468 3,198,158
Dime Community Bancshares, Inc. ......... 99,882 3,378,009
Eagle Bancorp Montana, Inc. ............. 18,803 386,966
Eagle Financial Services, Inc. ............ 11,571 404,754
ECB Bancorp, Inc.
(a)
................... 18,592 311,044
Equity Bancshares, Inc. , Class A .......... 42,999 1,909,586
Esquire Financial Holdings, Inc. ........... 18,191 1,955,533
Farmers & Merchants Bancorp, Inc. ........ 32,125 824,649
Farmers National Banc Corp. ............. 140,089 1,843,571
FB Bancorp, Inc.
(a)
.................... 39,874 547,869
Fidelity D&D Bancorp, Inc. ............... 12,042 521,178
Fifth District Bancorp, Inc.
(a)
.............. 13,405 198,662
Financial Institutions, Inc. ............... 49,244 1,561,527
Finward Bancorp
(b)
.................... 8,707 316,064
Finwise Bancorp
(a)
.................... 23,420 371,441
First Bancorp, Inc. (The) ................ 27,566 772,675
First Bank .......................... 54,276 868,416
First Business Financial Services, Inc. ....... 20,073 1,082,537
First Capital, Inc. ..................... 8,200 406,966
First Community Bankshares, Inc. ......... 41,291 1,714,402
First Community Corp. ................. 17,993 525,935
First Financial Corp. ................... 28,735 1,816,052
First Guaranty Bancshares, Inc. ........... 16,714 135,718
First Internet Bancorp .................. 19,306 393,456
First Mid Bancshares, Inc. ............... 54,731 2,254,370
First National Corp. ................... 19,639 528,682
First Northwest Bancorp ................ 20,225 175,553
First Seacoast Bancorp
(a)
............... 9,091 114,183
First United Corp. .................... 15,218 557,588
First US Bancshares, Inc. ............... 11,916 182,315
First Western Financial, Inc.
(a) (b)
........... 20,804 511,362
Five Star Bancorp .................... 39,334 1,483,678
Flushing Financial Corp. ................ 80,762 1,240,504
Franklin Financial Services Corp. .......... 10,560 539,405
FS Bancorp, Inc. ..................... 16,454 634,960
FVCBankcorp, Inc. .................... 38,797 589,326
GBank Financial Holdings, Inc.
(a)
.......... 22,565 603,839

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Great Southern Bancorp, Inc. ............. 20,676 $ 1,305,276
Greene County Bancorp, Inc. ............. 17,701 396,679
Hanmi Financial Corp. ................. 74,933 1,975,234
Hanover Bancorp, Inc.
(b)
................ 11,540 249,149
Hawthorn Bancshares, Inc. .............. 14,614 492,346
HBT Financial, Inc. .................... 28,911 772,502
Heritage Commerce Corp. ............... 151,530 1,891,094
Hingham Institution for Savings (The)
(b)
...... 4,189 1,197,384
Home Bancorp, Inc. ................... 17,141 1,038,402
Home Federal Bancorp, Inc. of Louisiana ..... 4,333 74,961
HomeTrust Bancshares, Inc. ............. 39,553 1,686,935
Horizon Bancorp, Inc. .................. 125,693 2,082,733
Independent Bank Corp. ................ 50,085 1,667,831
Investar Holding Corp. ................. 32,292 880,603
John Marshall Bancorp, Inc. ............. 31,836 645,634
Kearny Financial Corp. ................. 143,650 1,084,558
Lake Shore Bancorp, Inc.
(b)
.............. 8,536 129,576
Landmark Bancorp, Inc. ................ 12,093 299,906
LCNB Corp. ........................ 34,194 533,084
LINKBANCORP, Inc. .................. 54,720 456,365
Magyar Bancorp, Inc.
(b)
................. 13,745 237,926
MainStreet Bancshares, Inc. ............. 17,124 380,153
Mechanics Bancorp ................... 121,410 1,790,798
Mercantile Bank Corp. ................. 42,337 2,138,019
Meridian Corp. ...................... 23,282 441,427
Metrocity Bankshares, Inc. .............. 55,750 1,598,353
Metropolitan Bank Holding Corp. .......... 22,236 1,852,036
Mid Penn Bancorp, Inc. ................. 49,524 1,592,692
Midland States Bancorp, Inc. ............. 50,748 1,132,188
MVB Financial Corp. .................. 28,162 699,262
National Bankshares, Inc. ............... 15,716 572,220
NB Bancorp, Inc. ..................... 99,985 2,106,684
Northeast Bank ...................... 18,676 2,098,622
Northeast Community Bancorp, Inc. ........ 31,323 745,487
Northfield Bancorp, Inc. ................ 92,436 1,251,583
Northpointe Bancshares, Inc. ............. 51,479 888,528
Northrim Bancorp, Inc. ................. 55,143 1,261,672
Norwood Financial Corp. ................ 25,163 740,295
NSTS Bancorp, Inc.
(a)
.................. 11,111 129,554
Oak Valley Bancorp ................... 17,169 556,791
Ohio Valley Banc Corp. ................. 9,553 418,995
Old Second Bancorp, Inc. ............... 126,537 2,550,986
OP Bancorp ........................ 30,027 399,359
OptimumBank Holdings, Inc.
(a) (b)
........... 23,056 117,586
Orange County Bancorp, Inc. ............. 29,451 941,843
Origin Bancorp, Inc. ................... 74,481 3,087,982
Orrstown Financial Services, Inc. .......... 47,343 1,708,135
Parke Bancorp, Inc. ................... 24,580 698,072
Pathfinder Bancorp, Inc. ................ 8,434 107,618
Patriot National Bancorp, Inc.
(a) (b)
.......... 194,355 250,718
PCB Bancorp ....................... 27,568 620,004
Peapack-Gladstone Financial Corp. ........ 40,164 1,414,174
Peoples Bancorp of North Carolina, Inc. ..... 10,625 416,075
Peoples Bancorp, Inc. ................. 88,181 2,898,509
Peoples Financial Services Corp. .......... 23,565 1,256,721
Pioneer Bancorp, Inc.
(a)
................. 27,903 388,410
Plumas Bancorp ..................... 16,505 805,774
Ponce Financial Group, Inc.
(a) (b)
........... 49,236 822,734
Preferred Bank ...................... 23,497 2,130,943
Primis Financial Corp. .................. 52,826 701,529
Princeton Bancorp, Inc. ................. 13,190 445,426
Provident Financial Holdings, Inc. .......... 12,817 206,610
QCR Holdings, Inc. ................... 41,062 3,508,748
RBB Bancorp ....................... 40,778 871,426
Red River Bancshares, Inc. .............. 12,741 1,152,296
Security
Shares
Shares Value
Banks (continued)
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 11,758 $ 181,308
Richmond Mutual Bancorp, Inc. ........... 21,140 286,870
Riverview Bancorp, Inc. ................ 50,770 279,235
SB Financial Group, Inc. ................ 14,404 302,484
Shore Bancshares, Inc. ................. 78,414 1,464,774
Sierra Bancorp ...................... 30,423 1,031,948
SmartFinancial, Inc. ................... 38,293 1,496,490
Sound Financial Bancorp, Inc. ............ 5,433 237,476
South Plains Financial, Inc. .............. 31,100 1,303,090
Southern First Bancshares, Inc.
(a)
.......... 19,492 1,062,314
Southern Missouri Bancorp, Inc. ........... 24,328 1,555,532
SR Bancorp, Inc.
(b)
.................... 18,288 308,701
Sterling Bancorp, Inc.
(a) (c)
................ 46,554 —
Summit State Bank
(a)
.................. 12,356 165,200
Texas Community Bancshares, Inc.
(b)
....... 5,375 94,116
Third Coast Bancshares, Inc.
(a)
............ 32,370 1,224,557
Timberland Bancorp, Inc. ............... 18,929 746,370
TrustCo Bank Corp. ................... 44,561 1,950,881
Union Bankshares, Inc. ................. 9,278 225,641
United Bancorp, Inc. ................... 12,733 193,669
United Security Bancshares .............. 35,717 375,386
Unity Bancorp, Inc. .................... 18,450 956,264
Univest Financial Corp. ................. 70,407 2,412,144
USCB Financial Holdings, Inc. , Class A ...... 29,465 546,281
Virginia National Bankshares Corp. ......... 12,169 464,856
Washington Trust Bancorp, Inc. ........... 47,847 1,600,961
West Bancorp, Inc. .................... 38,165 907,945
Western New England Bancorp, Inc. ........ 45,557 589,052
176,742,526
Beverages — 0.0%
(a)
Willamette Valley Vineyards, Inc. .......... 11,264 28,948
Zevia PBC , Class A ................... 141,606 165,679
194,627
Biotechnology — 17.1%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 110,559 1,029,304
Abeona Therapeutics, Inc.
(a) (b)
............ 114,347 512,275
Absci Corp.
(a) (b)
...................... 341,420 1,024,260
Achieve Life Sciences, Inc.
(a) (b)
............ 119,664 351,812
Acrivon Therapeutics, Inc.
(a) (b)
............. 44,872 62,372
Actinium Pharmaceuticals, Inc.
(a) (b)
......... 82,000 81,615
Actuate Therapeutics, Inc.
(a) (b)
............. 27,330 74,884
Acumen Pharmaceuticals, Inc.
(a) (b)
.......... 96,480 227,693
ADC Therapeutics SA
(a) (b)
............... 255,512 958,170
Agenus, Inc.
(a) (b)
...................... 80,823 269,949
Akebia Therapeutics, Inc.
(a)
.............. 634,213 881,556
Aldeyra Therapeutics, Inc.
(a)
.............. 141,458 239,064
Alector, Inc.
(a)
....................... 227,148 488,368
Altimmune, Inc.
(a) (b)
.................... 326,855 1,006,713
AnaptysBio, Inc.
(a)
.................... 45,901 2,545,669
Anavex Life Sciences Corp.
(a) (b)
........... 219,682 674,424
Anika Therapeutics, Inc.
(a)
............... 31,184 452,168
Anixa Biosciences, Inc.
(a) (b)
............... 79,319 204,643
Annexon, Inc.
(a)
...................... 330,368 1,830,239
Arbutus Biopharma Corp.
(a) (b)
............. 378,857 1,704,857
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 66,499 513,372
Armata Pharmaceuticals, Inc.
(a)
........... 28,227 289,044
ArriVent Biopharma, Inc.
(a) (b)
.............. 80,699 1,861,726
Artiva Biotherapeutics, Inc.
(a)
............. 8,787 56,588
Assembly Biosciences, Inc.
(a) (b)
............ 23,040 639,360
Atara Biotherapeutics, Inc.
(a) (b)
............ 10,376 49,078
aTyr Pharma, Inc.
(a) (b)
.................. 235,844 183,958
Aura Biosciences, Inc.
(a)
................ 112,791 754,572
Avalo Therapeutics, Inc.
(a) (b)
.............. 39,462 589,168

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Avita Medical, Inc.
(a) (b)
.................. 35,464 $ 131,217
Benitec Biopharma, Inc.
(a) (b)
.............. 48,470 516,205
Beyondspring, Inc.
(a) (b)
.................. 77,855 127,682
Biomea Fusion, Inc.
(a) (b)
................. 160,640 245,779
Black Diamond Therapeutics, Inc.
(a) (b)
....... 117,727 250,759
Boundless Bio, Inc.
(a)
.................. 42,159 46,375
Bright Minds Biosciences, Inc.
(a) (b)
.......... 17,477 1,275,297
C4 Therapeutics, Inc.
(a)
................. 188,648 496,144
Cabaletta Bio, Inc.
(a) (b)
.................. 237,025 637,597
CAMP4 Therapeutics Corp.
(a)
............. 72,329 318,971
Candel Therapeutics, Inc.
(a) (b)
............. 113,212 554,739
Capricor Therapeutics, Inc.
(a) (b)
............ 109,178 3,319,011
Cardiff Oncology, Inc.
(a) (b)
................ 158,709 257,109
CareDx, Inc.
(a) (b)
...................... 125,985 2,187,100
Cartesian Therapeutics, Inc.
(a) (b)
........... 25,843 158,934
Celcuity, Inc.
(a)
....................... 87,988 10,042,950
Celularity, Inc. , Class A
(a) (b)
............... 48,986 65,151
CervoMed, Inc.
(a)
..................... 17,360 68,398
Cibus, Inc. , Class A
(a) (b)
................. 123,124 243,786
Citius Oncology, Inc.
(a)
................. 44,963 27,873
Climb Bio, Inc.
(a) (b)
.................... 77,401 530,197
Cogent Biosciences, Inc.
(a)
............... 358,829 13,811,328
Coherus Oncology, Inc.
(a) (b)
.............. 258,880 437,507
Compass Therapeutics, Inc.
(a) (b)
........... 322,935 1,708,326
Corbus Pharmaceuticals Holdings, Inc.
(a) (b)
.... 40,888 383,938
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 161,149 2,357,610
Coya Therapeutics, Inc.
(a) (b)
.............. 47,208 186,000
Cullinan Therapeutics, Inc.
(a)
............. 135,100 1,919,771
Design Therapeutics, Inc.
(a) (b)
............. 59,810 636,378
DiaMedica Therapeutics, Inc.
(a) (b)
.......... 85,949 581,875
Dianthus Therapeutics, Inc.
(a)
............. 89,871 7,541,974
Dyadic International, Inc.
(a)
............... 71,713 58,805
Editas Medicine, Inc.
(a) (b)
................ 245,984 607,580
Eledon Pharmaceuticals, Inc.
(a) (b)
.......... 186,993 575,938
Elicio Therapeutics, Inc.
(a) (b)
.............. 27,809 297,278
Elutia, Inc. , Class A
(a) (b)
................. 72,953 76,601
Emergent BioSolutions, Inc.
(a) (b)
........... 130,490 1,083,067
Enanta Pharmaceuticals, Inc.
(a)
........... 68,233 861,783
Entrada Therapeutics, Inc.
(a) (b)
............ 71,245 899,112
Erasca, Inc.
(a)
....................... 475,866 7,699,512
Estrella Immunopharma, Inc.
(a) (b)
........... 37,517 39,768
Evommune, Inc.
(a) (b)
................... 26,241 603,281
Exagen, Inc.
(a) (b)
...................... 39,292 117,876
Exicure, Inc.
(a) (b)
...................... 9,034 38,575
eXoZymes, Inc.
(a)
..................... 6,354 47,655
Fate Therapeutics, Inc.
(a) (b)
............... 277,504 333,005
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 72,016 442,898
Fibrobiologics, Inc.
(a)
................... 6,156 8,126
Foghorn Therapeutics, Inc.
(a) (b)
............ 87,650 418,967
Forte Biosciences, Inc.
(a) (b)
............... 26,777 693,524
Fortress Biotech, Inc.
(a) (b)
................ 61,327 171,102
Gain Therapeutics, Inc.
(a) (b)
.............. 94,858 184,025
Galectin Therapeutics, Inc.
(a) (b)
............ 113,689 317,192
Genelux Corp.
(a) (b)
.................... 98,520 238,418
Gossamer Bio, Inc.
(a) (b)
................. 496,869 163,221
Greenwich Lifesciences, Inc.
(a) (b)
........... 16,146 387,827
Heron Therapeutics, Inc.
(a) (b)
.............. 384,230 307,422
Humacyte, Inc.
(a) (b)
.................... 410,830 249,251
Immix Biopharma, Inc.
(a) (b)
............... 86,427 787,350
ImmuCell Corp.
(a)
..................... 16,594 105,040
Immuneering Corp. , Class A
(a) (b)
........... 131,768 694,417
Immunic, Inc.
(a) (b)
..................... 301,360 334,510
Immunome, Inc.
(a) (b)
................... 256,287 5,604,997
Inhibikase Therapeutics, Inc.
(a) (b)
........... 267,861 450,006
Inhibrx Biosciences, Inc.
(a) (b)
.............. 22,698 1,525,987
Security
Shares
Shares Value
Biotechnology (continued)
Inmune Bio, Inc.
(a)
.................... 56,704 $ 64,076
Inovio Pharmaceuticals, Inc.
(a) (b)
........... 169,571 295,054
Insight Molecular Diagnostics, Inc.
(a) (b)
....... 28,652 93,979
Instil Bio, Inc.
(a) (b)
..................... 9,363 77,151
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 400,250 1,404,878
Jade Biosciences, Inc.
(b)
................ 80,497 1,130,983
Jasper Therapeutics, Inc.
(a) (b)
............. 67,769 59,379
Kalaris Therapeutics, Inc.
(a) (b)
............. 8,642 49,864
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 96,023 1,932,943
Karyopharm Therapeutics, Inc.
(a) (b)
......... 42,386 236,090
Kezar Life Sciences, Inc.
(a) (b)
............. 16,219 120,345
Kodiak Sciences, Inc.
(a)
................. 95,108 3,625,517
Korro Bio, Inc.
(a) (b)
..................... 16,615 188,082
Kyverna Therapeutics, Inc.
(a) (b)
............ 95,806 826,806
Lantern Pharma, Inc.
(a) (b)
................ 21,232 29,088
Larimar Therapeutics, Inc.
(a)
.............. 118,241 532,084
Lexeo Therapeutics, Inc.
(a)
............... 166,534 955,905
MacroGenics, Inc.
(a)
................... 147,135 425,220
MAIA Biotechnology, Inc.
(a) (b)
............. 75,642 105,899
MapLight Therapeutics, Inc.
(a) (b)
........... 48,429 984,562
MDxHealth SA
(a)
..................... 97,082 223,289
MediciNova, Inc.
(a) (b)
................... 114,315 156,612
Medicus Pharma Ltd.
(a) (b)
................ 34,557 15,862
MeiraGTx Holdings plc
(a) (b)
............... 113,240 980,658
Metagenomi Therapeutics, Inc.
(a) (b)
......... 69,666 93,352
MiMedx Group, Inc.
(a) (b)
................. 296,018 1,169,271
Mineralys Therapeutics, Inc.
(a)
............ 119,564 3,238,989
Monopar Therapeutics, Inc.
(a) (b)
............ 11,058 605,868
Monte Rosa Therapeutics, Inc.
(a)
........... 151,670 2,494,971
Neurogene, Inc.
(a) (b)
................... 28,238 569,278
Nkarta, Inc.
(a)
........................ 117,135 247,155
Nurix Therapeutics, Inc.
(a)
............... 255,363 3,958,127
Nuvectis Pharma, Inc.
(a) (b)
............... 38,802 299,939
Olema Pharmaceuticals, Inc.
(a) (b)
........... 174,965 2,608,728
OnKure Therapeutics, Inc.
(a) (b)
............ 27,642 114,438
Organogenesis Holdings, Inc. , Class A
(a)
..... 170,563 404,234
ORIC Pharmaceuticals, Inc.
(a)
............ 165,589 2,098,013
Oruka Therapeutics, Inc.
(a)
............... 96,847 4,750,345
OS Therapies, Inc.
(a) (b)
.................. 60,692 85,576
Outlook Therapeutics, Inc.
(a) (b)
............ 140,757 28,968
Palvella Therapeutics, Inc.
(a)
............. 19,417 2,420,329
PDS Biotechnology Corp.
(a) (b)
............. 139,810 84,585
PepGen, Inc.
(a)
...................... 100,610 178,080
Perspective Therapeutics, Inc.
(a) (b)
.......... 155,056 646,584
PMV Pharmaceuticals, Inc.
(a) (b)
............ 113,552 140,804
Praxis Precision Medicines, Inc.
(a)
.......... 64,757 20,864,058
Precigen, Inc.
(a) (b)
..................... 451,191 1,746,109
Precision BioSciences, Inc.
(a) (b)
............ 51,912 285,516
Prime Medicine, Inc.
(a) (b)
................ 257,236 895,181
Protalix BioTherapeutics, Inc.
(a) (b)
.......... 182,716 396,494
Protara Therapeutics, Inc.
(a) (b)
............. 128,585 669,928
Puma Biotechnology, Inc.
(a) (b)
............. 107,811 688,912
Pyxis Oncology, Inc.
(a) (b)
................. 123,013 179,599
Quince Therapeutics, Inc.
(a)
.............. 123,570 12,530
Rein Therapeutics, Inc.
(a) (b)
............... 64,546 83,910
Replimune Group, Inc.
(a)
................ 180,293 1,379,241
Rezolute, Inc.
(a)
...................... 181,110 552,385
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 44,798 1,211,338
Sagimet Biosciences, Inc. , Class A
(a) (b)
....... 73,233 382,642
Savara, Inc.
(a) (b)
...................... 366,824 2,002,859
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 430,964 1,822,978
Senti Biosciences, Inc.
(a) (b)
............... 19,618 15,930
Sera Prognostics, Inc. , Class A
(a) (b)
......... 78,689 159,739
Seres Therapeutics, Inc.
(a) (b)
.............. 16,639 147,588
Serina Therapeutics, Inc.
(a) (b)
............. 14,798 28,708

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Sionna Therapeutics, Inc.
(a) (b)
............. 40,658 $ 1,629,979
Skye Bioscience, Inc.
(a)
................. 49,872 30,651
Solid Biosciences, Inc.
(a) (b)
............... 147,608 1,062,778
Stoke Therapeutics, Inc.
(a) (b)
.............. 123,049 4,006,475
Surrozen, Inc.
(a) (b)
..................... 12,148 353,871
Sutro Biopharma, Inc.
(a) (b)
............... 20,620 513,644
Tango Therapeutics, Inc.
(a) (b)
.............. 278,687 5,830,132
Taysha Gene Therapies, Inc.
(a) (b)
........... 552,889 2,471,414
Tectonic Therapeutic, Inc.
(a) (b)
............. 27,514 850,458
Tevogen Bio Holdings, Inc.
(a)
............. 2,413 10,907
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 33,988 467,335
TriSalus Life Sciences, Inc.
(a) (b)
............ 70,287 281,148
TScan Therapeutics, Inc.
(a) (b)
............. 115,274 116,427
TuHURA Biosciences, Inc.
(a) (b)
............ 107,223 191,929
Tyra Biosciences, Inc.
(a) (b)
............... 64,874 2,484,674
UroGen Pharma Ltd.
(a) (b)
................ 100,769 1,811,827
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 139,436 963,503
Verastem, Inc.
(a)
...................... 167,746 889,054
Viridian Therapeutics, Inc.
(a)
.............. 203,734 3,985,037
Vistagen Therapeutics, Inc.
(a) (b)
............ 97,144 55,518
Voyager Therapeutics, Inc.
(a)
............. 116,097 448,134
vTv Therapeutics, Inc. , Class A
(a) (b)
......... 5,212 206,708
Whitehawk Therapeutics, Inc.
(a) (b)
.......... 94,816 327,115
XBiotech, Inc.
(a) (b)
..................... 51,973 122,137
XOMA Royalty Corp.
(a) (b)
................ 24,384 764,926
Zenas Biopharma, Inc.
(a) (b)
............... 58,891 1,151,319
Zentalis Pharmaceuticals, Inc.
(a) (b)
.......... 158,894 371,812
Zura Bio Ltd. , Class A
(a) (b)
............... 129,192 768,692
Zymeworks, Inc.
(a) (b)
................... 125,251 3,136,285
206,628,492
Broadline Retail — 0.1%
(a)(b)
1stdibs.com, Inc. ..................... 55,920 307,560
Groupon, Inc. ....................... 63,584 756,650
1,064,210
Building Products — 0.3%
Alpha Pro Tech Ltd.
(a)
.................. 22,383 99,381
Caesarstone Ltd.
(a) (b)
................... 53,248 56,975
Insteel Industries, Inc. .................. 47,153 1,584,812
Quanex Building Products Corp. ........... 115,324 2,072,372
3,813,540
Capital Markets — 0.4%
Aether Holdings, Inc.
(a)
................. 10,032 23,575
ALT5 Sigma Corp.
(a) (b)
.................. 275,591 305,906
AlTi Global, Inc. , Class A
(a) (b)
............. 108,306 392,068
Bakkt, Inc. , Class A
(a) (b)
................. 40,491 298,014
Binah Capital Group, Inc.
(a)
.............. 11,171 22,454
BRC Group Holdings, Inc.
(a)
.............. 52,440 383,861
CGrowth Capital, Inc.
(a)
................. 64,485 103
Diamond Hill Investment Group, Inc. ........ 6,302 1,084,574
Dominari Holdings, Inc. ................. 21,521 69,943
Fold Holdings, Inc.
(a) (b)
.................. 15,385 20,308
Great Elm Group, Inc.
(a)
................ 31,818 59,500
Hennessy Advisors, Inc. ................ 12,395 120,851
Heritage Global, Inc.
(a)
................. 82,340 111,982
Innventure, Inc.
(a) (b)
.................... 129,566 506,603
MarketWise, Inc. , Class A ............... 4,219 78,980
Open Lending Corp.
(a)
.................. 250,804 313,505
Siebert Financial Corp.
(a) (b)
............... 37,338 71,689
Silvercrest Asset Management Group, Inc. , Class
A ............................. 16,803 225,832
Value Line, Inc. ...................... 2,005 70,757
Security
Shares
Shares Value
Capital Markets (continued)
Westwood Holdings Group, Inc. ........... 19,123 $ 314,956
4,475,461
Chemicals — 0.9%
AdvanSix, Inc. ....................... 65,812 1,605,813
American Vanguard Corp.
(a)
.............. 65,426 162,911
Arq, Inc.
(a)
.......................... 81,854 209,546
Ascent Industries Co.
(a)
................. 20,381 271,271
ASP Isotopes, Inc.
(a) (b)
.................. 284,827 1,258,935
Aspen Aerogels, Inc.
(a)
................. 165,816 567,091
Core Molding Technologies, Inc.
(a)
.......... 20,376 456,422
Flexible Solutions International, Inc. ........ 18,460 99,693
Flotek Industries, Inc.
(a) (b)
................ 35,678 605,456
Intrepid Potash, Inc.
(a) (b)
................. 26,950 1,152,651
Koppers Holdings, Inc. ................. 47,642 1,842,793
Northern Technologies International Corp. .... 19,458 160,334
Rayonier Advanced Materials, Inc.
(a)
........ 161,315 1,785,757
Solesence, Inc.
(a)
..................... 48,898 46,385
Trinseo plc
(b)
........................ 91,174 9,573
Valhi, Inc. .......................... 6,382 91,263
10,325,894
Commercial Services & Supplies — 1.1%
ACCO Brands Corp. ................... 218,239 654,717
Bridger Aerospace Group Holdings, Inc.
(a) (b)
... 85,883 170,048
CompX International, Inc. , Class A ......... 4,071 95,099
Ennis, Inc. ......................... 60,568 1,297,366
Enviri Corp.
(a) (b)
...................... 190,998 3,747,381
Interface, Inc. ....................... 145,618 3,628,800
Knightscope, Inc. , Class A
(a) (b)
............ 27,706 115,534
Liquidity Services, Inc.
(a)
................ 58,219 1,779,755
Mobile Infrastructure Corp.
(a) (b)
............ 33,529 75,105
NL Industries, Inc. .................... 21,757 126,843
Odyssey Marine Exploration, Inc.
(a) (b)
........ 117,928 98,352
Perma-Fix Environmental Services, Inc.
(a) (b)
... 43,339 463,294
Quad/Graphics, Inc. , Class A ............. 69,519 459,521
Quest Resource Holding Corp.
(a) (b)
......... 35,688 42,469
Team, Inc.
(a) (b)
....................... 7,290 116,203
Virco Mfg. Corp.
(b)
.................... 28,725 175,797
13,046,284
Communications Equipment — 3.0%
ADTRAN Holdings, Inc.
(a) (b)
.............. 186,294 2,343,579
Applied Optoelectronics, Inc.
(a) (b)
........... 165,764 14,021,977
Aviat Networks, Inc.
(a)
.................. 29,408 664,915
BK Technologies Corp.
(a)
................ 7,159 534,276
Clearfield, Inc.
(a) (b)
..................... 28,820 762,865
Comtech Telecommunications Corp.
(a)
....... 68,869 228,645
Digi International, Inc.
(a) (b)
............... 93,352 4,499,567
Franklin Wireless Corp. ................. 23,763 90,537
Genasys, Inc.
(a) (b)
..................... 104,496 190,183
Inseego Corp.
(a) (b)
..................... 33,285 370,129
KVH Industries, Inc.
(a)
.................. 31,769 284,650
Lantronix, Inc.
(a)
...................... 77,343 405,277
NETGEAR, Inc.
(a)
..................... 68,536 1,496,826
Ribbon Communications, Inc.
(a) (b)
.......... 235,142 498,501
Vistance Networks, Inc.
(a)
............... 547,509 9,964,664
36,356,591
Construction & Engineering — 1.6%
American Infrastructure, Inc.
(a) (c)
........... 10,746 —
Bowman Consulting Group Ltd.
(a)
.......... 35,166 1,000,121
Concrete Pumping Holdings, Inc.
(a)
......... 54,360 388,130
Great Lakes Dredge & Dock Corp.
(a) (b)
....... 167,713 2,851,121
INNOVATE Corp.
(a) (b)
................... 15,239 86,557
JFB Construction Holdings , Class A
(a) (b)
...... 9,535 58,354

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Limbach Holdings, Inc.
(a) (b)
............... 26,558 $ 2,072,852
Matrix Service Co.
(a)
................... 67,821 778,585
NWPX Infrastructure, Inc.
(a)
.............. 23,842 1,856,338
Orion Group Holdings, Inc.
(a)
............. 94,364 1,028,568
Shimmick Corp.
(a)
..................... 10,577 38,818
Southland Holdings, Inc.
(a)
............... 33,157 43,104
Tutor Perini Corp. .................... 111,687 8,621,120
18,823,668
Construction Materials — 0.0%
Smith-Midland Corp.
(a)
................. 6,996 227,580
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a)
.............. 13,367 701,366
Consumer Portfolio Services, Inc.
(a)
......... 24,596 190,127
Dave, Inc. , Class A
(a) (b)
................. 26,029 4,531,389
DeFi Development Corp.
(a) (b)
............. 55,973 184,151
LendingTree, Inc.
(a)
.................... 27,972 1,199,439
Medallion Financial Corp. ............... 41,057 351,448
NerdWallet, Inc. , Class A
(a)
............... 99,244 1,030,153
Oportun Financial Corp.
(a)
............... 101,136 466,237
OppFi, Inc. , Class A ................... 65,291 503,394
Regional Management Corp. ............. 22,667 731,011
Vroom, Inc.
(a) (b)
....................... 2,700 35,937
World Acceptance Corp.
(a) (b)
.............. 5,900 796,736
10,721,388
Consumer Staples Distribution & Retail — 0.2%
HF Foods Group, Inc.
(a) (b)
................ 100,965 186,785
Natural Grocers by Vitamin Cottage, Inc. ..... 31,985 826,812
Village Super Market, Inc. , Class A ......... 23,280 983,115
1,996,712
Containers & Packaging — 0.2%
Myers Industries, Inc. .................. 92,893 1,967,474
Ranpak Holdings Corp. , Class A
(a) (b)
........ 117,200 418,404
2,385,878
Distributors — 0.2%
AMCON Distributing Co.
(b)
............... 613 55,164
Gold.com, Inc. ....................... 47,871 1,918,669
Weyco Group, Inc. .................... 15,335 491,487
2,465,320
Diversified Consumer Services — 0.7%
American Public Education, Inc.
(a)
.......... 43,573 2,478,432
Carriage Services, Inc. ................. 35,549 1,623,167
European Wax Center, Inc. , Class A
(a)
....... 72,998 421,929
Legacy Education, Inc.
(a) (b)
............... 23,397 292,930
Lincoln Educational Services Corp.
(a) (b)
....... 74,495 3,030,457
Nerdy, Inc.
(a) (b)
....................... 154,109 125,784
Regis Corp.
(a)
....................... 5,483 135,375
Zspace, Inc.
(a)
....................... 24,265 2,754
8,110,828
Diversified REITs — 0.3%
Alpine Income Property Trust, Inc. ......... 32,829 590,922
CTO Realty Growth, Inc. ................ 78,377 1,449,191
Gladstone Commercial Corp. ............. 120,512 1,377,452
Modiv Industrial, Inc. , Class C ............ 23,859 341,661
NexPoint Diversified Real Estate Trust ...... 94,034 439,139
4,198,365
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a) (b)
...................... 28,239 1,078,447
ATN International, Inc. ................. 24,845 676,281
Bandwidth, Inc. , Class A
(a)
............... 69,338 1,235,603
Elauwit Connection, Inc.
(a)
............... 4,157 24,651
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
IDT Corp. , Class B .................... 40,969 $ 2,011,578
5,026,560
Electric Utilities — 0.1%
Genie Energy Ltd. , Class B .............. 52,680 744,895
Electrical Equipment — 2.2%
Allient, Inc.
(b)
........................ 36,102 2,133,267
American Superconductor Corp.
(a) (b)
........ 115,389 3,905,918
Amprius Technologies, Inc.
(a) (b)
............ 288,424 4,862,829
Broadwind, Inc.
(a)
..................... 46,788 97,319
Espey Mfg. & Electronics Corp. ........... 5,513 305,530
FTC Solar, Inc.
(a) (b)
.................... 25,457 96,227
FuelCell Energy, Inc.
(a) (b)
................ 120,654 787,871
Hyliion Holdings Corp.
(a) (b)
............... 310,516 546,508
KULR Technology Group, Inc.
(a) (b)
.......... 106,409 252,189
LSI Industries, Inc. .................... 69,232 1,287,715
NANO Nuclear Energy, Inc.
(a) (b)
............ 100,267 2,053,468
NeoVolta, Inc.
(a) (b)
..................... 82,280 253,422
Power Solutions International, Inc.
(a) (b)
....... 21,629 1,316,774
Preformed Line Products Co. ............. 6,450 1,746,338
SKYX Platforms Corp.
(a) (b)
............... 224,381 251,307
SolarMax Technology, Inc.
(a) (b)
............ 99,748 69,943
SunPower, Inc.
(a) (b)
.................... 201,801 256,287
T1 Energy, Inc.
(a)
..................... 510,233 2,239,923
Thermon Group Holdings, Inc.
(a)
........... 81,548 4,110,019
Ultralife Corp.
(a) (b)
..................... 25,360 165,347
Zeo Energy Corp.
(a) (b)
.................. 40,346 23,159
26,761,360
Electronic Equipment, Instruments & Components — 3.2%
908 Devices, Inc.
(a) (b)
................... 69,351 424,428
Aeva Technologies, Inc.
(a) (b)
.............. 100,108 1,317,421
Airgain, Inc.
(a)
....................... 27,665 152,158
AmpliTech Group, Inc.
(a) (b)
............... 55,834 106,085
Arlo Technologies, Inc.
(a) (b)
............... 254,667 3,623,911
Bel Fuse, Inc. , Class A ................. 4,045 728,909
Bel Fuse, Inc. , Class B, NVS ............. 26,092 5,165,694
Climb Global Solutions, Inc. .............. 38,852 770,047
Coda Octopus Group, Inc.
(a) (b)
............ 12,998 146,877
Daktronics, Inc.
(a) (b)
.................... 99,433 1,943,915
Evolv Technologies Holdings, Inc.
(a) (b)
....... 388,852 2,352,555
Focus Universal, Inc.
(a)
................. 808 2,917
Frequency Electronics, Inc.
(a)
............. 16,663 737,504
Identiv, Inc.
(a) (b)
....................... 50,983 188,637
Kimball Electronics, Inc.
(a)
............... 60,895 1,442,603
LGL Group, Inc. (The)
(a)
................ 7,809 54,273
LightPath Technologies, Inc. , Class A
(a) (b)
..... 139,040 1,394,571
Methode Electronics, Inc. ............... 83,564 461,273
MicroVision, Inc.
(a) (b)
................... 761,978 488,580
M-Tron Industries, Inc.
(a) (b)
............... 6,798 454,446
Neonode, Inc.
(a)
...................... 32,026 44,836
nLight, Inc.
(a)
........................ 119,421 6,809,385
Ouster, Inc. , Class A
(a) (b)
................ 142,023 2,608,963
Powerfleet, Inc.
(a)
..................... 311,026 957,960
Research Frontiers, Inc.
(a)
............... 70,543 63,630
RF Industries Ltd.
(a)
................... 21,123 217,778
Richardson Electronics Ltd. .............. 30,163 330,285
ScanSource, Inc.
(a)
.................... 55,118 2,000,783
Sono-Tek Corp.
(a)
..................... 18,469 74,984
Syntec Optics Holdings, Inc.
(a) (b)
........... 15,220 106,997
Unusual Machines, Inc.
(a) (b)
.............. 86,789 1,076,184
Vishay Precision Group, Inc.
(a)
............ 29,985 1,301,949
Vuzix Corp.
(a) (b)
...................... 169,349 391,196

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Wrap Technologies, Inc.
(a) (b)
.............. 91,245 $ 140,517
38,082,251
Energy Equipment & Services — 1.7%
Bristow Group, Inc.
(b)
.................. 71,510 3,353,104
Dawson Geophysical Co.
(a)
.............. 15,509 53,661
DMC Global, Inc.
(a)
.................... 48,272 251,497
Drilling Tools International Corp.
(a)
.......... 45,712 197,933
Energy Services of America Corp. ......... 30,245 397,117
Forum Energy Technologies, Inc.
(a)
......... 26,759 1,569,683
Geospace Technologies Corp.
(a) (b)
.......... 32,024 390,693
KLX Energy Services Holdings, Inc.
(a) (b)
...... 38,827 100,950
Mammoth Energy Services, Inc.
(a)
.......... 62,880 154,056
MIND Technology, Inc.
(a) (b)
............... 22,340 186,539
National Energy Services Reunited Corp.
(a)
... 168,587 3,619,563
Natural Gas Services Group, Inc. .......... 25,527 963,389
NCS Multistage Holdings, Inc.
(a) (b)
.......... 1,955 120,897
Oil States International, Inc.
(a)
............. 141,242 1,644,057
Ranger Energy Services, Inc. , Class A ....... 54,225 929,416
SEACOR Marine Holdings, Inc.
(a)
.......... 54,547 390,557
Select Water Solutions, Inc. , Class A ........ 237,050 3,626,865
Smart Sand, Inc. ..................... 72,701 372,229
TETRA Technologies, Inc.
(a)
.............. 318,115 2,710,340
21,032,546
Entertainment — 0.2%
Cineverse Corp.
(a) (b)
................... 40,817 97,961
CuriosityStream, Inc. , Class A ............ 103,499 306,357
Gaia, Inc. , Class A
(a)
................... 42,945 118,958
Marcus Corp. (The) ................... 57,008 978,827
Meridian Holdings, Inc.
(a) (b)
............... 4,606 33,255
Playstudios, Inc. , Class A
(a) (b)
............. 219,017 102,763
PodcastOne, Inc.
(a)
.................... 11,495 23,450
Reservoir Media, Inc.
(a)
................. 50,557 494,953
Skillz, Inc. , Class A
(a) (b)
................. 18,766 48,604
Starz Entertainment Corp.
(b)
.............. 28,776 330,924
2,536,052
Financial Services — 0.9%
Acacia Research Corp.
(a)
................ 84,862 408,186
Alerus Financial Corp. ................. 58,895 1,396,400
Better Home & Finance Holding Co.
(a) (b)
...... 14,914 531,237
Cantaloupe, Inc.
(a) (b)
................... 139,384 1,506,741
Cass Information Systems, Inc. ........... 29,097 1,280,850
Finance of America Cos., Inc. , Class A
(a) (b)
.... 11,225 186,335
International Money Express, Inc.
(a)
......... 68,667 1,084,938
loanDepot, Inc. , Class A
(a) (b)
.............. 249,979 354,970
NewtekOne, Inc. ..................... 61,304 671,279
Onity Group, Inc.
(a)
.................... 17,945 704,700
Paysign, Inc.
(a)
....................... 88,143 520,044
Priority Technology Holdings, Inc.
(a) (b)
........ 69,924 330,041
Security National Financial Corp. , Class A
(a) (b)
.. 40,659 385,447
SWK Holdings Corp. .................. 7,495 127,490
Usio, Inc.
(a)
......................... 47,120 53,717
Velocity Financial, Inc.
(a) (b)
............... 28,975 524,158
Waterstone Financial, Inc. ............... 38,265 689,918
XBP Global Holdings, Inc.
(a) (b)
............. 22,429 98,688
10,855,139
Food Products — 0.7%
Alico, Inc. .......................... 14,086 581,188
Barfresh Food Group, Inc.
(a)
.............. 17,526 49,248
Beyond Meat, Inc.
(a) (b)
.................. 1,050,549 737,065
Bridgford Foods Corp.
(a)
................ 3,987 29,703
Buda Juice, Inc.
(a) (b)
................... 8,348 87,654
Calavo Growers, Inc. .................. 42,128 1,086,481
Security
Shares
Shares Value
Food Products (continued)
Farmer Bros Co.
(a)
.................... 43,851 $ 55,691
Forafric Global plc
(a) (b)
.................. 14,164 136,683
Laird Superfood, Inc.
(a) (b)
................ 22,970 49,385
Lifeway Foods, Inc.
(a) (b)
................. 12,858 248,674
Limoneira Co. ....................... 41,648 558,916
Mama's Creations, Inc.
(a)
................ 91,940 1,410,360
Seneca Foods Corp. , Class A
(a)
........... 11,756 1,776,567
SunOpta, Inc.
(a)
...................... 239,650 1,552,932
8,360,547
Gas Utilities — 0.0%
RGC Resources, Inc. .................. 20,892 460,669
Ground Transportation — 0.3%
Armlogi Holding Corp.
(a)
................ 45,437 11,459
Covenant Logistics Group, Inc. , Class A ...... 37,962 1,030,668
FTAI Infrastructure, Inc. ................. 274,389 1,355,482
PAMT Corp.
(a) (b)
...................... 12,371 104,535
Proficient Auto Logistics, Inc.
(a) (b)
........... 60,626 411,044
Universal Logistics Holdings, Inc. .......... 17,367 367,139
3,280,327
Health Care Equipment & Supplies — 3.0%
Accuray, Inc.
(a) (b)
...................... 253,841 98,516
Acme United Corp. .................... 8,462 380,028
AngioDynamics, Inc.
(a)
................. 93,781 1,066,290
Anteris Technologies Global Corp.
(a) (b)
....... 198,987 1,104,378
Apyx Medical Corp.
(a)
.................. 90,158 332,683
Artivion, Inc.
(a) (b)
...................... 109,747 4,018,935
AxoGen, Inc.
(a)
....................... 121,320 4,019,332
Bioventus, Inc. , Class A
(a) (b)
.............. 116,626 1,064,795
Butterfly Network, Inc. , Class A
(a) (b)
......... 490,603 1,982,036
CapsoVision, Inc.
(a) (b)
.................. 69,697 508,091
Carlsmed, Inc.
(a) (b)
.................... 20,132 182,195
Ceribell, Inc.
(a) (b)
...................... 67,521 1,237,660
Cerus Corp.
(a)
....................... 462,217 841,235
ClearPoint Neuro, Inc.
(a) (b)
............... 69,443 631,931
CVRx, Inc.
(a) (b)
....................... 39,796 376,470
CytoSorbents Corp.
(a) (b)
................. 144,523 81,843
Delcath Systems, Inc.
(a) (b)
............... 75,539 701,002
ElectroCore, Inc.
(a) (b)
................... 13,444 81,067
Electromed, Inc.
(a)
.................... 16,939 396,542
Envoy Medical, Inc. , Class A
(a) (b)
........... 42,376 28,184
enVVeno Medical Corp.
(a) (b)
.............. 1,323 13,402
Femasys, Inc.
(a) (b)
..................... 135,015 56,733
FONAR Corp.
(a)
...................... 13,745 255,107
Fractyl Health, Inc.
(a) (b)
.................. 317,421 145,315
HeartBeam, Inc.
(a) (b)
................... 69,365 84,625
Inogen, Inc.
(a) (b)
...................... 58,869 363,811
InspireMD, Inc.
(a)
..................... 75,027 122,294
iRadimed Corp. ...................... 20,367 1,960,528
Kewaunee Scientific Corp.
(a) (b)
............ 5,435 186,258
KORU Medical Systems, Inc.
(a)
............ 108,282 467,778
LENSAR, Inc.
(a)
...................... 25,030 149,179
Lucid Diagnostics, Inc.
(a) (b)
............... 226,023 259,927
Microbot Medical, Inc.
(a) (b)
............... 168,276 405,545
Modular Medical, Inc.
(a) (b)
................ 6,599 34,841
Myomo, Inc.
(a) (b)
...................... 98,778 66,735
Neuronetics, Inc.
(a) (b)
................... 93,300 135,285
NeuroPace, Inc.
(a) (b)
................... 63,733 838,089
Odysight.ai, Inc.
(a)
.................... 25,626 178,101
OraSure Technologies, Inc.
(a)
............. 174,206 522,618
Orchestra BioMed Holdings, Inc.
(a) (b)
........ 100,144 425,612
Orthofix Medical, Inc.
(a) (b)
................ 97,979 1,123,819
OrthoPediatrics Corp.
(a) (b)
................ 42,377 672,523
Outset Medical, Inc.
(a) (b)
................. 43,754 168,015

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Owlet, Inc. , Class A
(a) (b)
................. 39,079 $ 200,866
Picard Medical, Inc.
(a) (b)
................. 12,330 12,823
Precision Optics Corp., Inc.
(a)
............. 15,057 66,100
Pro-Dex, Inc.
(a) (b)
..................... 5,234 257,094
Pulmonx Corp.
(a)
..................... 90,815 117,151
Pulse Biosciences, Inc.
(a) (b)
............... 44,370 957,948
Rockwell Medical, Inc.
(a) (b)
............... 85,856 76,687
Sanara Medtech, Inc.
(a) (b)
................ 7,805 134,090
SANUWAVE Health, Inc.
(a) (b)
.............. 18,624 322,009
Sensus Healthcare, Inc.
(a) (b)
.............. 33,914 134,978
Shoulder Innovations, Inc.
(a) (b)
............. 26,014 377,983
SI-BONE, Inc.
(a) (b)
..................... 96,394 1,217,456
Sight Sciences, Inc.
(a)
.................. 104,608 394,372
Spectral AI, Inc.
(a) (b)
.................... 55,229 81,187
Stereotaxis, Inc.
(a)
.................... 155,676 286,444
Strive, Inc.
(a) (b)
....................... 131,088 1,313,502
Tactile Systems Technology, Inc.
(a)
......... 55,300 1,444,989
Tela Bio, Inc.
(a) (b)
...................... 85,156 52,797
Utah Medical Products, Inc. .............. 7,631 473,046
Vivani Medical, Inc.
(a) (b)
................. 129,377 129,377
35,820,252
Health Care Providers & Services — 1.2%
AirSculpt Technologies, Inc.
(a) (b)
........... 29,641 83,884
Aveanna Healthcare Holdings, Inc.
(a)
........ 138,328 890,832
Castle Biosciences, Inc.
(a)
............... 71,963 1,766,692
Cross Country Healthcare, Inc.
(a) (b)
......... 78,264 735,682
Cryo-Cell International, Inc. .............. 12,931 45,905
DocGo, Inc.
(a) (b)
...................... 221,674 139,455
InfuSystem Holdings, Inc.
(a)
.............. 48,554 448,153
Joint Corp. (The)
(a) (b)
................... 22,431 198,514
Nano-X Imaging Ltd.
(a) (b)
................ 174,205 395,445
National Research Corp. ................ 29,781 505,681
Nutex Health, Inc.
(a) (b)
.................. 12,896 1,225,636
Oncology Institute, Inc. (The)
(a) (b)
........... 199,506 612,484
P3 Health Partners, Inc.
(a)
............... 3,031 9,336
Park Dental Partners, Inc.
(a) (b)
............. 3,362 56,414
Pennant Group, Inc. (The)
(a)
.............. 84,855 2,586,380
Prenetics Global Ltd. , Class A
(a) (b)
.......... 30,970 598,340
SBC Medical Group Holdings, Inc.
(a)
........ 30,343 126,834
Sonida Senior Living, Inc.
(a)
.............. 13,732 442,857
Strata Critical Medical, Inc.
(a) (b)
............ 173,362 724,653
Talkspace, Inc.
(a)
..................... 357,313 1,849,095
Viemed Healthcare, Inc.
(a)
............... 83,945 773,134
14,215,406
Health Care REITs — 0.5%
Chiron Real Estate, Inc. ................ 31,986 1,058,097
Diversified Healthcare Trust .............. 551,398 3,661,283
Strawberry Fields REIT, Inc. ............. 19,329 230,015
Universal Health Realty Income Trust ....... 32,266 1,305,805
6,255,200
Health Care Technology — 0.3%
CareCloud, Inc.
(a)
..................... 93,239 340,322
Claritev Corp.
(a) (b)
..................... 22,928 374,644
Firefly Neuroscience, Inc.
(a) (b)
............. 31,319 68,276
Forian, Inc.
(a)
........................ 26,733 55,337
Health Catalyst, Inc.
(a) (b)
................. 159,320 202,337
HealthStream, Inc. .................... 59,623 1,234,792
LifeMD, Inc.
(a) (b)
...................... 98,253 354,693
OptimizeRx Corp.
(a)
................... 39,490 247,997
Simulations Plus, Inc.
(a)
................. 41,796 494,029
TruBridge, Inc.
(a) (b)
.................... 23,336 341,639
3,714,066
Security
Shares
Shares Value
Hotel & Resort REITs — 0.1%
Ashford Hospitality Trust, Inc.
(a) (b)
.......... 18,243 $ 49,986
Braemar Hotels & Resorts, Inc. ........... 137,528 324,566
Chatham Lodging Trust ................. 116,741 918,752
1,293,304
Hotels, Restaurants & Leisure — 1.1%
Allied Gaming & Entertainment, Inc.
(a) (b)
...... 35,143 9,608
Ark Restaurants Corp.
(a)
................ 4,331 28,411
Bally's Corp.
(a) (b)
...................... 24,087 232,199
Biglari Holdings, Inc. , Class B, NVS
(a)
....... 1,685 555,359
BJ's Restaurants, Inc.
(a)
................. 48,144 1,689,855
Canterbury Park Holding Corp. ............ 6,145 94,633
Century Casinos, Inc.
(a)
................. 61,146 84,993
El Pollo Loco Holdings, Inc.
(a)
............. 70,213 973,152
Flanigan's Enterprises, Inc. .............. 895 27,745
Full House Resorts, Inc.
(a) (b)
.............. 87,559 197,008
Golden Entertainment, Inc. .............. 48,351 1,290,488
Inspired Entertainment, Inc.
(a) (b)
............ 62,726 447,236
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 16,952 1,183,080
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 95,647 1,654,693
Nathan's Famous, Inc. ................. 7,220 727,271
ONE Group Hospitality, Inc. (The)
(a) (b)
....... 62,328 110,944
Pursuit Attractions & Hospitality, Inc.
(a)
....... 53,151 1,946,921
Rave Restaurant Group, Inc.
(a)
............ 28,025 74,266
RCI Hospitality Holdings, Inc. ............. 18,005 410,694
Red Robin Gourmet Burgers, Inc.
(a) (b)
........ 33,087 96,945
Serve Robotics, Inc.
(a) (b)
................. 164,768 1,390,642
13,226,143
Household Durables — 0.6%
Bassett Furniture Industries, Inc. .......... 20,359 288,080
Beazer Homes USA, Inc.
(a)
.............. 68,896 1,325,559
Ethan Allen Interiors, Inc. ............... 58,666 1,305,905
Flexsteel Industries, Inc. ................ 8,874 398,798
Hamilton Beach Brands Holding Co. , Class A .. 17,651 334,487
Hooker Furnishings Corp. ............... 26,430 340,418
Hovnanian Enterprises, Inc. , Class A
(a)
....... 12,070 1,338,684
Koss Corp.
(a) (b)
....................... 13,835 49,529
Legacy Housing Corp.
(a) (b)
............... 21,331 435,792
Lifetime Brands, Inc. ................... 31,959 183,445
Live Ventures, Inc.
(a)
................... 2,372 27,752
Lovesac Co. (The)
(a) (b)
.................. 33,236 490,896
Traeger, Inc.
(a) (b)
...................... 1,743 50,547
United Homes Group, Inc. , Class A
(a)
........ 25,554 29,643
Universal Electronics, Inc.
(a)
.............. 31,512 129,829
6,729,364
Household Products — 0.1%
Oil-Dri Corp. of America ................ 24,848 1,617,356
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Hallador Energy Co. ................... 84,832 1,381,065
Spruce Power Holding Corp. ............. 43,284 177,464
1,558,529
Industrial REITs — 0.1%
Industrial Logistics Properties Trust ......... 139,003 789,537
One Liberty Properties, Inc. .............. 46,293 993,448
1,782,985
Insurance — 1.4%
Abacus Global Management, Inc. .......... 101,086 796,558
American Coastal Insurance Corp. ......... 61,188 688,365
American Integrity Insurance Group, Inc. ..... 30,130 580,906
Atlantic American Corp. ................ 10,391 24,211
Citizens, Inc. , Class A
(a) (b)
............... 113,298 569,889
Crawford & Co. , Class A, NVS ............ 40,632 405,101

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Donegal Group, Inc. , Class A ............. 42,867 $ 736,455
eHealth, Inc.
(a)
....................... 73,544 94,872
GoHealth, Inc. , Class A
(a) (b)
.............. 22,957 34,665
Greenlight Capital Re Ltd. , Class A
(a)
........ 65,578 1,133,844
Heritage Insurance Holdings, Inc.
(a)
......... 62,045 1,628,681
Hippo Holdings, Inc.
(a)
.................. 44,878 1,169,521
Investors Title Co. .................... 3,572 776,339
James River Group Holdings, Inc.
(b)
........ 92,288 581,414
Kestrel Group Ltd.
(b)
................... 6,655 71,874
Kingstone Cos., Inc. ................... 27,246 396,974
Kingsway Financial Services, Inc.
(a)
......... 52,863 551,361
MBIA, Inc.
(a) (b)
....................... 114,307 675,554
NI Holdings, Inc.
(a) (b)
................... 16,544 213,252
Octave Specialty Group, Inc.
(a) (b)
........... 97,255 452,236
Selectquote, Inc.
(a) (b)
................... 347,641 218,840
Tiptree, Inc. ........................ 58,889 996,402
United Fire Group, Inc. ................. 52,721 1,953,840
Universal Insurance Holdings, Inc. ......... 64,073 2,188,734
16,939,888
Interactive Media & Services — 0.5%
Angi, Inc. , Class A
(a) (b)
.................. 87,937 602,369
Arena Group Holdings, Inc. (The)
(a) (b)
........ 35,417 76,855
BuzzFeed, Inc.
(a) (b)
.................... 59,890 36,449
DHI Group, Inc.
(a) (b)
.................... 101,372 284,855
EverQuote, Inc. , Class A
(a) (b)
.............. 71,802 1,107,187
fuboTV, Inc.
(a) (b)
...................... 71,663 677,932
Giftify, Inc.
(a) (b)
....................... 59,627 59,627
IZEA Worldwide, Inc.
(a)
................. 35,441 124,398
MediaAlpha, Inc. , Class A
(a)
.............. 84,803 788,668
Nextdoor Holdings, Inc.
(a) (b)
.............. 555,143 777,200
PSQ Holdings, Inc. , Class A
(a) (b)
........... 92,765 49,166
QuinStreet, Inc.
(a)
..................... 136,839 1,643,436
Teads Holding Co.
(a) (b)
.................. 95,604 62,965
Travelzoo
(a) (b)
........................ 15,321 90,700
Zedge, Inc. , Class B
(b)
.................. 25,624 75,078
6,456,885
IT Services — 1.9%
Applied Digital Corp.
(a) (b)
................ 596,314 14,156,494
Backblaze, Inc. , Class A
(a)
............... 140,318 484,097
BigBear.ai Holdings, Inc.
(a) (b)
.............. 1,090,073 3,837,057
Cloudastructure, Inc. , Class A
(a) (b)
.......... 44,351 26,979
Crexendo, Inc.
(a) (b)
.................... 43,764 270,024
CSP, Inc.
(b)
......................... 17,065 147,612
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 167,209 953,091
Hackett Group, Inc. (The) ............... 61,672 802,353
Information Services Group, Inc. ........... 88,288 339,026
Rackspace Technology, Inc.
(a) (b)
........... 214,819 210,480
Research Solutions, Inc.
(a)
............... 70,685 159,748
TSS, Inc.
(a) (b)
........................ 55,954 727,962
Tucows, Inc. , Class A
(a)
................. 16,497 283,088
Unisys Corp.
(a)
....................... 165,960 343,537
WidePoint Corp.
(a)
.................... 22,331 111,432
22,852,980
Leisure Products — 0.5%
American Outdoor Brands, Inc.
(a) (b)
......... 31,342 292,734
Clarus Corp. ........................ 73,225 199,172
Escalade, Inc. ....................... 25,613 439,775
Funko, Inc. , Class A
(a) (b)
................. 101,784 320,620
JAKKS Pacific, Inc. ................... 22,617 450,531
Johnson Outdoors, Inc. , Class A ........... 14,750 686,022
Latham Group, Inc.
(a) (b)
................. 124,261 667,282
Marine Products Corp. ................. 23,086 167,835
MasterCraft Boat Holdings, Inc.
(a)
.......... 39,507 810,289
Security
Shares
Shares Value
Leisure Products (continued)
Smith & Wesson Brands, Inc. ............. 111,228 $ 1,593,897
5,628,157
Life Sciences Tools & Services — 1.0%
(a)
Adaptive Biotechnologies Corp. ........... 374,981 5,204,736
Alpha Teknova, Inc.
(b)
.................. 28,656 82,816
Atlantic International Corp.
(b)
............. 16,366 49,589
BioLife Solutions, Inc. .................. 104,236 1,988,823
Champions Oncology, Inc. ............... 22,402 128,811
Codexis, Inc.
(b)
....................... 220,514 359,438
Ginkgo Bioworks Holdings, Inc.
(b)
.......... 106,610 653,519
Inotiv, Inc.
(b)
......................... 84,067 22,908
Lifecore Biomedical, Inc.
(b)
............... 69,719 259,355
MaxCyte, Inc.
(b)
...................... 259,084 182,007
OmniAb, Inc.
(b)
....................... 281,680 442,238
Personalis, Inc.
(b)
..................... 125,484 799,333
Quanterix Corp. ...................... 104,380 367,418
Quantum-Si, Inc. , Class A
(b)
.............. 421,581 326,304
Rapid Micro Biosystems, Inc. , Class A
(b)
...... 78,524 178,249
Seer, Inc. , Class A
(b)
................... 110,705 185,984
Standard BioTools, Inc. ................. 719,437 661,378
11,892,906
Machinery — 2.4%
3D Systems Corp.
(a) (b)
.................. 355,208 667,791
Aebi Schmidt Holding AG ............... 93,236 905,322
AirJoule Technologies Corp.
(a) (b)
........... 78,106 196,046
Blue Bird Corp.
(a) (b)
.................... 79,357 4,506,684
CECO Environmental Corp.
(a) (b)
........... 73,828 4,398,672
Columbus McKinnon Corp. .............. 70,830 1,029,160
Commercial Vehicle Group, Inc.
(a)
.......... 75,973 259,068
Douglas Dynamics, Inc. ................ 56,782 2,389,954
Eastern Co. (The) .................... 14,470 292,873
FreightCar America, Inc.
(a)
............... 35,598 283,716
Gencor Industries, Inc.
(a)
................ 26,406 396,090
Graham Corp.
(a) (b)
..................... 26,063 2,056,892
Hurco Cos., Inc.
(a)
.................... 14,838 218,267
Hyster-Yale, Inc. , Class A ............... 30,813 1,001,731
L B Foster Co. , Class A
(a)
................ 24,911 695,017
Laser Photonics Corp.
(a) (b)
............... 48,074 48,074
Luxfer Holdings plc ................... 66,691 812,296
Manitowoc Co., Inc. (The)
(a)
.............. 86,421 1,006,805
Mayville Engineering Co., Inc.
(a) (b)
.......... 32,728 587,468
Microvast Holdings, Inc.
(a) (b)
.............. 497,872 746,808
Miller Industries, Inc. .................. 27,960 1,273,578
Nauticus Robotics, Inc.
(a) (b)
............... 68,264 34,043
NN, Inc.
(a) (b)
......................... 116,727 169,254
Novusterra, Inc.
(a) (b) (c)
.................. 12,894 —
Palladyne AI Corp.
(a) (b)
.................. 75,872 460,543
Park-Ohio Holdings Corp. ............... 24,439 587,514
Perma-Pipe International Holdings, Inc.
(a)
..... 18,366 547,490
Rain Enhancement Technologies Holdco, Inc. ,
Class A
(a) (b)
....................... 4,203 10,676
Richtech Robotics, Inc. , Class B
(a) (b)
........ 423,949 886,053
Taylor Devices, Inc.
(a) (b)
................. 7,750 441,750
Titan International, Inc.
(a) (b)
............... 121,568 840,035
Twin Disc, Inc. ....................... 28,696 432,449
Wabash National Corp. ................. 98,688 850,690
Xos, Inc.
(a)
......................... 13,983 22,792
29,055,601
Marine Transportation — 0.4%
Costamare Bulkers Holdings Ltd.
(a)
......... 21,967 339,830
Genco Shipping & Trading Ltd. ............ 79,227 1,786,569
Himalaya Shipping Ltd.
(b)
................ 70,028 931,372
Pangaea Logistics Solutions Ltd. .......... 74,591 528,104

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation (continued)
Safe Bulkers, Inc. .................... 128,737 $ 814,905
4,400,780
Media — 0.6%
Boston Omaha Corp. , Class A
(a) (b)
.......... 54,307 634,306
Cardlytics, Inc.
(a) (b)
.................... 134,739 141,476
Emerald Holding, Inc. .................. 34,031 153,480
Entravision Communications Corp. , Class A ... 155,711 462,462
EW Scripps Co. (The) , Class A
(a)
.......... 165,765 616,646
Fluent, Inc.
(a) (b)
....................... 41,253 130,359
Gambling.com Group Ltd.
(a) (b)
............. 47,758 185,301
Harte Hanks, Inc.
(a)
.................... 10,746 24,393
iHeartMedia, Inc. , Class A
(a) (b)
............. 304,339 888,670
Lee Enterprises, Inc.
(a) (b)
................ 11,273 97,061
Marchex, Inc. , Class B
(a)
................ 56,273 87,223
National CineMedia, Inc. ................ 166,205 506,925
Nexxen International Ltd.
(a) (b)
............. 77,504 505,326
Saga Communications, Inc. , Class A ........ 12,108 141,664
Thryv Holdings, Inc.
(a)
.................. 80,743 221,236
Townsquare Media, Inc. , Class A .......... 30,163 163,785
Urban One, Inc.
(a)
..................... 1,952 11,439
USA TODAY Co., Inc.
(a) (b)
................ 353,070 2,489,143
7,460,895
Metals & Mining — 2.7%
5E Advanced Materials, Inc.
(a)
............ 17,551 24,571
American Battery Technology Co.
(a) (b)
........ 311,801 869,925
Ampco-Pittsburgh Corp.
(a)
............... 38,072 255,844
Caledonia Mining Corp. plc .............. 41,875 945,956
Contango Silver & Gold, Inc.
(a)
............ 52,706 988,238
Critical Metals Corp.
(a) (b)
................. 146,185 1,160,709
Dakota Gold Corp.
(a) (b)
.................. 224,297 1,132,700
Ferroglobe plc ....................... 299,073 1,232,181
Friedman Industries, Inc. ................ 16,911 299,663
Hycroft Mining Holding Corp. , Class A
(a) (b)
..... 138,392 4,871,398
Idaho Strategic Resources, Inc.
(a) (b)
......... 37,634 1,208,804
Ivanhoe Electric, Inc.
(a) (b)
................ 266,854 3,154,214
Lifezone Metals Ltd.
(a) (b)
................. 80,798 271,481
Metallus, Inc.
(a) (b)
..................... 90,642 1,481,090
NioCorp Developments Ltd.
(a)
............. 294,384 1,312,953
Perpetua Resources Corp.
(a) (b)
............ 217,329 6,111,291
Ramaco Resources, Inc. , Class A
(a)
......... 103,787 1,604,547
ReElement Technologies Corp.
(a) (b)
......... 31,713 23,902
SunCoke Energy, Inc. .................. 212,555 1,383,733
Tredegar Corp.
(a)
..................... 66,811 531,147
United States Antimony Corp.
(a) (b)
.......... 299,475 2,614,417
US Gold Corp.
(a) (b)
.................... 33,776 513,057
US Goldmining, Inc.
(a)
.................. 7,131 82,934
Vox Royalty Corp. .................... 149,295 782,306
32,857,061
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
ACRES Commercial Realty Corp.
(a) (b)
....... 15,109 291,906
Angel Oak Mortgage REIT, Inc. ........... 35,815 294,399
Ares Commercial Real Estate Corp. , Class C .. 131,971 633,461
Cherry Hill Mortgage Investment Corp. ...... 91,513 228,782
Chicago Atlantic Real Estate Finance, Inc. .... 45,610 516,305
Ellington Financial, Inc. ................. 305,557 3,620,850
Franklin BSP Realty Trust, Inc. ............ 205,153 1,741,749
Granite Point Mortgage Trust, Inc. ......... 115,622 167,652
Invesco Mortgage Capital, Inc. ............ 192,512 1,555,497
Lument Finance Trust, Inc. .............. 114,562 144,348
Manhattan Bridge Capital, Inc. ............ 24,268 107,993
Nexpoint Real Estate Finance, Inc. ......... 16,678 224,653
Orchid Island Capital, Inc. ............... 463,998 3,261,906
Rithm Property Trust, Inc. ............... 17,277 231,339
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Sachem Capital Corp. .................. 119,044 $ 120,234
Seven Hills Realty Trust ................ 57,781 474,960
Sunrise Realty Trust, Inc. ............... 25,564 196,076
TPG Mortgage Investment Trust, Inc. ....... 71,441 522,234
14,334,344
Multi-Utilities — 0.2%
Unitil Corp. ......................... 44,452 2,322,172
Office REITs — 0.3%
Franklin Street Properties Corp. ........... 227,413 151,116
NET Lease Office Properties ............. 36,817 424,132
Orion Properties, Inc. .................. 130,153 279,829
Peakstone Realty Trust , Class E .......... 92,113 1,924,240
Postal Realty Trust, Inc. , Class A .......... 62,484 1,159,703
3,939,020
Oil, Gas & Consumable Fuels — 3.9%
Aemetis, Inc.
(a) (b)
..................... 153,135 488,501
Amplify Energy Corp.
(a)
................. 85,872 535,841
Ardmore Shipping Corp. ................ 86,403 1,317,646
Centrus Energy Corp. , Class A
(a) (b)
......... 42,286 7,340,427
Comstock, Inc.
(a) (b)
.................... 172,744 526,869
Diversified Energy Co. ................. 158,633 2,766,560
Empire Petroleum Corp.
(a) (b)
.............. 40,542 120,004
Encore Energy Corp.
(a) (b)
................ 460,890 829,602
Energy Fuels, Inc.
(a) (b)
.................. 589,408 10,756,696
Epsilon Energy Ltd.
(b)
.................. 53,061 326,856
Evolution Petroleum Corp. ............... 79,312 363,249
FutureFuel Corp. ..................... 63,099 242,931
Gevo, Inc.
(a) (b)
....................... 585,979 1,599,723
Granite Ridge Resources, Inc. ............ 135,547 795,661
Green Plains, Inc.
(a) (b)
.................. 172,489 2,837,444
Kolibri Global Energy, Inc.
(a) (b)
............. 74,421 408,571
Lightbridge Corp.
(a) (b)
................... 73,277 781,133
NACCO Industries, Inc. , Class A ........... 9,974 518,349
NextNRG, Inc.
(a) (b)
.................... 117,518 47,007
Nordic American Tankers Ltd. ............ 513,785 3,010,780
OPAL Fuels, Inc. , Class A
(a) (b)
............. 52,931 133,386
Prairie Operating Co.
(a) (b)
................ 84,324 171,178
PrimeEnergy Resources Corp.
(a) (b)
.......... 1,248 290,597
REX American Resources Corp.
(a)
......... 72,150 3,287,876
Riley Exploration Permian, Inc. ............ 37,221 1,356,705
SandRidge Energy, Inc. ................ 79,045 1,289,224
Stabilis Solutions, Inc.
(a)
................ 10,279 45,844
Summit Midstream Corp.
(a)
.............. 21,610 653,486
Teekay Corp. Ltd. .................... 133,277 1,627,312
US Energy Corp.
(a)
.................... 27,291 24,128
VAALCO Energy, Inc. .................. 259,368 1,644,393
Verde Clean Fuels, Inc.
(a) (b)
.............. 10,321 17,442
W&T Offshore, Inc. .................... 248,593 847,702
XCF Global, Inc. , Class A
(a) (b)
............. 124,320 45,439
47,048,562
Paper & Forest Products — 0.1%
(a)
Clearwater Paper Corp. ................ 38,758 557,340
Magnera Corp.
(b)
..................... 80,891 769,273
1,326,613
Passenger Airlines — 0.1%
(a)(b)
flyExclusive, Inc. ..................... 20,742 46,877
Republic Airways Holdings, Inc. ........... 65,421 1,169,728
Surf Air Mobility, Inc. ................... 128,661 147,960
1,364,565

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.3%
AXIL Brands, Inc.
(a) (b)
.................. 9,322 $ 65,254
Beauty Health Co. (The) , Class A
(a) (b)
........ 290,079 258,170
FitLife Brands, Inc.
(a) (b)
.................. 9,554 135,667
Honest Co., Inc. (The)
(a) (b)
............... 237,114 697,115
Lifevantage Corp.
(b)
................... 26,918 116,286
Medifast, Inc.
(a) (b)
..................... 26,429 269,312
Natural Health Trends Corp. ............. 19,047 53,141
Nature's Sunshine Products, Inc.
(a)
......... 41,573 997,336
Niagen Bioscience, Inc.
(a) (b)
.............. 132,403 583,897
United-Guardian, Inc. .................. 8,111 53,776
3,229,954
Pharmaceuticals — 7.1%
Aardvark Therapeutics, Inc.
(a)
............. 30,843 116,278
Aclaris Therapeutics, Inc.
(a)
.............. 229,687 861,326
Alto Neuroscience, Inc.
(a) (b)
............... 58,159 1,307,414
Alumis, Inc.
(a)
....................... 171,751 3,783,675
Amylyx Pharmaceuticals, Inc.
(a)
........... 229,661 3,192,288
AN2 Therapeutics, Inc.
(a)
................ 52,815 180,627
Aquestive Therapeutics, Inc.
(a) (b)
........... 255,307 1,059,524
Atea Pharmaceuticals, Inc.
(a) (b)
............ 175,174 942,436
BioAge Labs, Inc.
(a)
................... 75,603 1,322,296
Biote Corp. , Class A
(a) (b)
................. 70,703 95,449
Cadrenal Therapeutics, Inc.
(a)
............. 5,232 26,788
Collegium Pharmaceutical, Inc.
(a)
.......... 78,986 2,612,067
Contineum Therapeutics, Inc. , Class A
(a) (b)
.... 61,264 800,108
CorMedix, Inc.
(a) (b)
.................... 185,874 1,262,084
Cumberland Pharmaceuticals, Inc.
(a)
........ 22,745 73,921
Definium Therapeutics, Inc.
(a)
............. 247,197 4,672,023
Enliven Therapeutics, Inc.
(a) (b)
............. 98,861 3,875,351
Esperion Therapeutics, Inc.
(a)
............. 603,156 1,652,647
Eton Pharmaceuticals, Inc.
(a) (b)
............ 64,196 1,584,357
Evolus, Inc.
(a) (b)
...................... 140,309 576,670
EyePoint, Inc.
(a)
...................... 194,084 2,501,743
Filana Therapeutics, Inc.
(a) (b)
.............. 109,051 184,296
Fulcrum Therapeutics, Inc.
(a) (b)
............ 149,852 1,149,365
Harrow, Inc.
(a) (b)
...................... 79,348 2,797,811
ImageneBio, Inc.
(a) (b)
................... 20,585 102,925
Journey Medical Corp.
(a) (b)
............... 51,221 240,227
LB Pharmaceuticals, Inc.
(a)
.............. 48,196 1,188,513
LENZ Therapeutics, Inc.
(a) (b)
.............. 49,904 456,622
Liquidia Corp.
(a) (b)
..................... 164,324 6,201,588
Maze Therapeutics, Inc.
(a) (b)
.............. 66,285 1,978,607
MBX Biosciences, Inc.
(a) (b)
............... 71,287 2,127,917
MediWound Ltd.
(a) (b)
................... 24,403 393,132
Neonc Technologies Holdings, Inc.
(a) (b)
....... 12,760 89,448
NRX Therapeutics, Inc.
(a) (b)
.............. 65,674 139,886
Nutriband, Inc.
(a)
..................... 8,873 31,322
Nuvation Bio, Inc. , Class A
(a) (b)
............ 606,632 2,602,451
Omeros Corp.
(a) (b)
..................... 171,877 1,815,021
Oramed Pharmaceuticals, Inc.
(b)
........... 82,053 278,980
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 116,090 1,289,760
Phibro Animal Health Corp. , Class A ........ 51,428 2,844,483
Pliant Therapeutics, Inc.
(a)
............... 153,340 193,208
Rafael Holdings, Inc. , Class B
(a) (b)
.......... 84,920 106,150
Rani Therapeutics Holdings, Inc. , Class A
(a) (b)
.. 201,701 148,210
Rapport Therapeutics, Inc.
(a) (b)
............ 73,651 2,304,540
Scilex Holding Co.
(a) (b)
.................. 17,630 117,416
SIGA Technologies, Inc. ................ 102,645 549,151
Telomir Pharmaceuticals, Inc.
(a)
........... 43,529 56,588
Terns Pharmaceuticals, Inc.
(a)
............. 240,267 12,666,876
Theravance Biopharma, Inc.
(a)
............ 96,029 1,558,551
Third Harmonic Bio, Inc.
(a) (c)
.............. 58,054 1
Trevi Therapeutics, Inc.
(a) (b)
.............. 240,395 2,867,912
Tvardi Therapeutics, Inc.
(a) (b)
............. 16,124 51,274
Security
Shares
Shares Value
Pharmaceuticals (continued)
WaVe Life Sciences Ltd.
(a)
............... 350,151 $ 2,538,595
Xeris Biopharma Holdings, Inc.
(a) (b)
......... 400,253 2,321,467
Zevra Therapeutics, Inc.
(a) (b)
.............. 139,518 1,300,308
85,191,673
Professional Services — 1.6%
Asure Software, Inc.
(a) (b)
................. 59,240 509,464
Barrett Business Services, Inc. ............ 62,371 1,819,986
BGSF, Inc. ......................... 27,844 180,151
BlackSky Technology, Inc. , Class A
(a) (b)
....... 79,705 2,005,378
CRA International, Inc. ................. 16,019 2,593,156
DLH Holdings Corp.
(a) (b)
................. 30,647 178,365
Forrester Research, Inc.
(a) (b)
.............. 28,447 161,010
Franklin Covey Co.
(a) (b)
................. 24,561 387,818
HireQuest, Inc. ...................... 14,599 145,698
IBEX Holdings Ltd.
(a)
................... 25,119 673,692
Innodata, Inc.
(a) (b)
..................... 77,312 2,985,789
Kelly Services, Inc. , Class A, NVS ......... 76,604 677,945
Mastech Digital, Inc.
(a)
.................. 9,195 52,320
Mistras Group, Inc.
(a) (b)
................. 27,443 405,607
Nixxy, Inc.
(a) (b)
....................... 54,516 58,060
Public Policy Holding Co., Inc.
(b)
........... 10,412 136,189
RCM Technologies, Inc.
(a)
............... 12,542 240,054
Resolute Holdings Management, Inc.
(a) (b)
..... 10,642 1,727,197
Resources Connection, Inc. .............. 76,006 283,502
Skillsoft Corp. , Class A
(a) (b)
............... 13,407 57,516
Spire Global, Inc. , Class A
(a) (b)
............ 73,387 923,208
TrueBlue, Inc.
(a)
...................... 69,946 273,489
TTEC Holdings, Inc.
(a)
.................. 48,602 121,505
Where Food Comes From, Inc.
(a) (b)
......... 6,356 83,264
Willdan Group, Inc.
(a)
.................. 35,195 2,694,529
19,374,892
Real Estate Management & Development — 0.4%
(a)
American Realty Investors, Inc. ........... 3,759 58,077
AMREP Corp.
(b)
...................... 7,602 213,844
Comstock Holding Cos., Inc. , Class A
(b)
...... 9,331 176,729
Douglas Elliman, Inc. .................. 182,985 300,095
FRP Holdings, Inc. .................... 29,011 634,761
JW Mays, Inc. ....................... 816 32,648
Linkhome Holdings, Inc.
(b)
............... 15,788 18,472
Logistic Properties of The Americas
(b)
....... 10,246 33,812
Maui Land & Pineapple Co., Inc. .......... 17,383 267,524
Offerpad Solutions, Inc.
(b)
............... 97,690 64,007
RE/MAX Holdings, Inc. , Class A
(b)
.......... 46,509 267,892
Real Brokerage, Inc. (The)
(b)
............. 352,828 882,070
Seaport Entertainment Group, Inc.
(b)
........ 18,687 401,397
Star Holdings
(b)
...................... 31,051 235,056
Stratus Properties, Inc. ................. 16,756 511,393
Tejon Ranch Co.
(b)
.................... 52,593 990,852
Transcontinental Realty Investors, Inc. ...... 2,816 98,222
5,186,851
Residential REITs — 0.0%
Bluerock Homes Trust, Inc. .............. 8,645 98,207
BRT Apartments Corp. ................. 26,823 357,819
Clipper Realty, Inc. .................... 36,246 109,463
565,489
Retail REITs — 0.4%
CBL & Associates Properties, Inc. .......... 45,803 1,760,209
FrontView REIT, Inc. ................... 51,656 799,118
Whitestone REIT ..................... 112,963 1,824,353
4,383,680

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 2.8%
Aehr Test Systems
(a) (b)
.................. 73,759 $ 2,734,984
Aeluma, Inc.
(a) (b)
...................... 32,669 427,637
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 63,264 1,401,930
Ambiq Micro, Inc.
(a) (b)
.................. 45,453 1,154,961
Amtech Systems, Inc.
(a)
................. 34,075 397,996
Atomera, Inc.
(a) (b)
..................... 75,556 287,868
AXT, Inc.
(a)
......................... 130,811 7,453,611
Blaize Holdings, Inc.
(a) (b)
................ 218,743 398,112
CEVA, Inc.
(a) (b)
....................... 66,135 1,235,402
Everspin Technologies, Inc.
(a) (b)
............ 47,247 415,301
GCT Semiconductor Holding, Inc.
(a) (b)
....... 102,464 116,809
GSI Technology, Inc.
(a) (b)
................ 75,592 388,543
Ichor Holdings Ltd.
(a)
................... 85,404 3,980,680
Ideal Power, Inc.
(a) (b)
................... 19,975 56,529
indie Semiconductor, Inc. , Class A
(a) (b)
....... 500,576 1,611,855
inTEST Corp.
(a)
...................... 27,914 381,026
Kopin Corp.
(a) (b)
...................... 427,452 961,767
Maxeon Solar Technologies Ltd.
(a) (b)
......... 19,152 28,919
Navitas Semiconductor Corp.
(a) (b)
.......... 509,713 4,470,183
NVE Corp. ......................... 12,119 793,794
Penguin Solutions, Inc.
(a)
................ 130,341 2,294,002
QuickLogic Corp.
(a) (b)
................... 40,283 377,855
SkyWater Technology, Inc.
(a)
............. 88,960 2,438,394
33,808,158
Software — 4.5%
8x8, Inc.
(a)
.......................... 343,254 569,802
A10 Networks, Inc. .................... 180,093 4,163,750
ACCESS Newswire, Inc.
(a)
............... 7,674 67,992
Airship AI Holdings, Inc. , Class A
(a) (b)
........ 59,470 134,402
Arteris, Inc.
(a) (b)
....................... 77,941 1,281,350
AudioEye, Inc.
(a) (b)
.................... 20,176 128,521
authID, Inc.
(a) (b)
...................... 35,225 45,792
Aware, Inc.
(a)
........................ 30,455 38,069
Bit Digital, Inc.
(a) (b)
..................... 806,372 1,056,347
Blend Labs, Inc. , Class A
(a) (b)
............. 494,362 840,415
BTCS, Inc. ......................... 79,942 111,119
Cerence, Inc.
(a) (b)
..................... 110,253 695,696
Chaince Digital Holdings, Inc.
(a) (b)
.......... 96,185 382,816
Cipher Digital, Inc.
(a) (b)
.................. 813,845 10,474,185
Consensus Cloud Solutions, Inc.
(a)
......... 47,221 1,121,027
CS Disco, Inc.
(a)
...................... 67,339 257,235
Daily Journal Corp.
(a) (b)
................. 3,161 1,524,677
Datacentrex, Inc.
(a) (b)
................... 52,111 112,039
Digimarc Corp.
(a) (b)
.................... 40,065 196,719
Digital Turbine, Inc.
(a) (b)
................. 271,313 781,381
Domo, Inc. , Class B
(a) (b)
................. 84,119 257,404
Duos Technologies Group, Inc.
(a) (b)
......... 42,666 292,689
eGain Corp.
(a) (b)
...................... 40,389 318,669
Expensify, Inc. , Class A
(a)
............... 143,884 125,165
Fatpipe, Inc.
(a)
....................... 20,441 49,876
I3 Verticals, Inc. , Class A
(a) (b)
............. 55,769 1,246,995
Intellicheck, Inc.
(a) (b)
................... 47,964 335,268
Intellinetics, Inc.
(a)
..................... 7,693 57,313
Kaltura, Inc.
(a)
....................... 198,787 242,520
Mitek Systems, Inc.
(a) (b)
................. 111,479 1,504,967
ON24, Inc.
(a) (b)
....................... 94,301 763,838
OneSpan, Inc. ....................... 94,460 994,664
Ooma, Inc.
(a)
........................ 63,578 925,060
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 151,228 1,761,806
Phunware, Inc.
(a) (b)
.................... 53,574 94,826
Porch Group, Inc.
(a) (b)
.................. 219,377 1,572,933
Red Violet, Inc.
(a)
..................... 28,328 980,149
Rekor Systems, Inc.
(a) (b)
................. 334,365 274,179
ReposiTrak, Inc. ..................... 30,334 230,538
Security
Shares
Shares Value
Software (continued)
Rezolve AI plc
(a) (b)
..................... 556,693 $ 1,425,134
Rimini Street, Inc.
(a) (b)
.................. 122,273 401,055
Roadzen, Inc.
(a) (b)
..................... 91,797 110,156
Silvaco Group, Inc.
(a) (b)
................. 20,219 143,151
SoundThinking, Inc.
(a)
.................. 23,199 153,577
SRAX, Inc.
(a)
........................ 49,878 2,993
T3 Defense, Inc.
(a) (b)
................... 51,257 36,767
Telos Corp.
(a)
........................ 127,761 535,319
Terawulf, Inc.
(a) (b)
..................... 776,658 11,207,175
Upland Software, Inc.
(a) (b)
................ 59,935 39,917
Veea, Inc.
(a) (b)
........................ 43,901 23,364
Veritone, Inc.
(a) (b)
..................... 198,507 391,059
Viant Technology, Inc. , Class A
(a)
........... 37,981 425,387
VirnetX Holding Corp.
(a)
................. 9,603 133,098
Weave Communications, Inc.
(a) (b)
.......... 164,680 760,822
WM Technology, Inc. , Class A
(a)
........... 228,914 150,717
Xperi, Inc.
(a) (b)
....................... 113,689 636,658
Yext, Inc.
(a) (b)
........................ 263,495 1,011,821
ZenaTech, Inc.
(a) (b)
.................... 60,244 137,959
53,738,322
Specialized REITs — 0.2%
Farmland Partners, Inc. ................ 97,130 1,090,770
Gladstone Land Corp. ................. 87,546 892,969
Global Self Storage, Inc. ................ 26,595 135,901
2,119,640
Specialty Retail — 1.6%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 58,323 177,302
aka Brands Holding Corp.
(a)
.............. 2,319 23,914
America's Car-Mart, Inc.
(a) (b)
.............. 17,666 224,888
Bark, Inc. , Class A
(a) (b)
.................. 230,945 116,997
Barnes & Noble Education, Inc.
(a) (b)
......... 39,797 351,408
Bed Bath & Beyond, Inc.
(a) (b)
.............. 171,625 796,340
Build-A-Bear Workshop, Inc. ............. 30,652 1,147,917
Caleres, Inc. ........................ 82,569 870,277
Cato Corp. (The) , Class A
(a)
.............. 37,112 105,027
Children's Place, Inc. (The)
(a) (b)
............ 20,066 67,422
Citi Trends, Inc.
(a)
..................... 11,966 518,367
Designer Brands, Inc. , Class A ............ 83,641 475,917
Destination XL Group, Inc.
(a)
............. 127,908 65,233
Duluth Holdings, Inc. , Class B
(a)
........... 31,874 100,722
Envela Corp.
(a)
....................... 17,033 283,770
Genesco, Inc.
(a) (b)
..................... 24,847 720,315
Grabagun Digital Holdings, Inc.
(a) (b)
......... 54,889 165,216
Grove Collaborative Holdings
(a) (b)
.......... 60,516 77,460
GrowGeneration Corp.
(a) (b)
............... 141,919 156,111
Haverty Furniture Cos., Inc. .............. 33,789 715,651
J Jill, Inc. .......................... 18,256 209,214
Lands' End, Inc.
(a) (b)
................... 22,763 255,856
MarineMax, Inc.
(a)
..................... 48,626 1,315,820
Newegg Commerce, Inc.
(a) (b)
............. 3,085 127,441
Off The Hook YS, Inc.
(a)
................. 7,873 15,667
OneWater Marine, Inc. , Class A
(a) (b)
......... 29,058 274,598
Outdoor Holding Co.
(a)
................. 264,337 531,317
PetMed Express, Inc.
(a) (b)
................ 37,810 86,207
RealReal, Inc. (The)
(a)
.................. 266,894 2,423,398
RideNow Group, Inc. , Class B
(a) (b)
.......... 56,172 396,574
Shoe Carnival, Inc. .................... 45,409 707,926
Sleep Number Corp.
(a) (b)
................ 44,024 79,023
Sportsman's Warehouse Holdings, Inc.
(a)
..... 94,954 133,885
Stitch Fix, Inc. , Class A
(a)
................ 279,791 926,108
ThredUp, Inc. , Class A
(a) (b)
............... 250,409 821,342
Tilly's, Inc. , Class A
(a) (b)
................. 36,922 149,534
Torrid Holdings, Inc.
(a) (b)
................. 88,890 158,224

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Winmark Corp. ...................... 7,484 $ 3,199,784
Zumiez, Inc.
(a)
....................... 32,657 723,679
19,695,851
Technology Hardware, Storage & Peripherals — 0.9%
AstroNova, Inc.
(a)
..................... 16,934 155,624
CPI Card Group, Inc.
(a) (b)
................ 19,339 280,609
Eastman Kodak Co.
(a) (b)
................. 157,384 1,424,325
Foxx Development Holdings, Inc.
(a)
......... 2,990 14,232
GPGI, Inc. , Class A
(b)
.................. 447,525 7,652,678
Immersion Corp. ..................... 69,978 382,080
One Stop Systems, Inc.
(a) (b)
.............. 51,581 390,468
Quantum Corp.
(a) (b)
.................... 26,757 127,096
TransAct Technologies, Inc.
(a)
............. 23,767 78,193
Turtle Beach Corp.
(a) (b)
.................. 38,531 390,704
10,896,009
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc. , Class A
(a) (b)
................ 14,303 43,052
Crown Crafts, Inc. .................... 26,747 68,874
Culp, Inc.
(a)
......................... 29,647 81,233
Fossil Group, Inc.
(a)
................... 126,511 545,262
Jerash Holdings US, Inc. ................ 16,157 46,694
Lakeland Industries, Inc.
(b)
............... 21,732 177,985
Movado Group, Inc. ................... 38,152 931,672
Playboy, Inc.
(a) (b)
...................... 160,278 243,623
Rocky Brands, Inc. .................... 17,678 684,492
Superior Group of Cos., Inc. ............. 28,046 284,947
Unifi, Inc.
(a)
......................... 36,378 129,869
Vera Bradley, Inc.
(a)
................... 45,728 144,500
3,382,203
Tobacco — 0.3%
Ispire Technology, Inc.
(a) (b)
............... 49,825 91,678
Turning Point Brands, Inc. ............... 46,135 4,004,057
4,095,735
Trading Companies & Distributors — 0.8%
Alta Equipment Group, Inc. , Class A ........ 50,263 269,912
BlueLinx Holdings, Inc.
(a) (b)
............... 19,144 1,037,222
EVI Industries, Inc. .................... 17,019 350,251
Hudson Technologies, Inc.
(a) (b)
............ 96,201 565,662
Karat Packaging, Inc. .................. 21,532 601,173
Marwynn Holdings, Inc.
(a) (b)
.............. 28,680 21,367
NPK International, Inc.
(a)
................ 206,347 2,989,968
Titan Machinery, Inc.
(a)
................. 52,828 883,284
Transcat, Inc.
(a) (b)
..................... 22,970 1,687,147
Willis Lease Finance Corp.
(b)
............. 7,041 1,198,801
9,604,787
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 53,385 514,098
Water Utilities — 0.3%
Cadiz, Inc.
(a) (b)
....................... 139,938 687,095
Consolidated Water Co. Ltd. ............. 37,839 1,253,228
Global Water Resources, Inc. ............. 37,118 281,726
Pure Cycle Corp.
(a)
.................... 52,228 525,414
York Water Co. (The) .................. 36,189 1,101,955
3,849,418
Wireless Telecommunication Services — 0.1%
KORE Group Holdings, Inc.
(a)
............. 13,964 125,955
Spok Holdings, Inc. ................... 50,905 554,864
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
SurgePays, Inc.
(a) (b)
................... 38,026 $ 28,558
709,377
Total Common Stocks — 99 .8%
(Cost: $ 1,150,160,176 ) ............................ 1,203,422,426
Preferred Stocks
Pharmaceuticals — 0.0%
Nutriband, Inc.
(a) (b) (c)
................... 1,879 —
Software — 0.0%
BTCS, Inc. ......................... 19,145 —
Total Preferred Stocks — 0.0%
(Cost: $ – ) ..................................... —
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............. 33,109 16,886
Ikena Oncology Securities Corp., CVR ...... 67,791 2,034
Oncternal Therapeutics, Inc., CVR
(b)
........ 1,634 —
Sanofi Aatd, Inc., CVR ................. 73,455 121,935
140,855
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc. ( Expires 04/15/26 , Strike
Price USD 59.00 )
(a)
................. 6,843 14,370
Health Care Equipment & Supplies — 0.0%
Monogram Technologies, Inc., CVR
(a) (b) (c)
..... 34,017 36,058
Pharmaceuticals — 0.0%
(a)(b)(c)
Contra Catalyst, CVR ................. 37,156 —
Optinose, Inc., CVR ................... 473 284
284
Total Rights — 0.0%
(Cost: $ 82,489 ) ................................. 191,567
Total Long-Term Investments — 99.8%
(Cost: $ 1,150,242,665 ) ............................ 1,203,613,993
Short-Term Securities
Money Market Funds — 21.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(f)
................... 251,691,767 251,742,106
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 2,296,129 2,296,129
Total Short-Term Securities — 21 .0%
(Cost: $ 254,006,655 ) .............................. 254,038,235
Total Investments — 120 .8%
(Cost: $ 1,404,249,320 ) ............................ 1,457,652,228
Liabilities in Excess of Other Assets — (20.8) % ............ (251,401,517)
Net Assets — 100.0% ...............................
$ 1,206,250,711

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
Schedules of Investments
15
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 152,193,743 $ 99,622,088
(a)
$ — $ (15,750) $ (57,975) $ 251,742,106 251,691,767 $ 4,437,653
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,228,494 1,067,635
(a)
— — — 2,296,129 2,296,129 85,085 —
$ (15,750) $ (57,975) $ 254,038,235 $ 4,522,738 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 20 06/18/26 $ 2,512 $ 26,075
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 26,075 $ — $ — $ — $ 26,075
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Micro-Cap ETF
16
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 420,136 $ — $ — $ — $ 420,136
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 18,903 $ — $ — $ — $ 18,903
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,916,844
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,203,395,530 $ 26,895 $ 1 $ 1,203,422,426
Preferred Stocks — — — —
Rights ................................................ 14,370 — 177,197 191,567
Short-Term Securities
Money Market Funds ...................................... 254,038,235 — — 254,038,235
$ 1,457,448,135 $ 26,895 $ 177,198 $ 1,457,652,228
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 26,075 $ — $ — $ 26,075
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Russell 2500 ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.1%
ATI, Inc.
(a)
.......................... 50,452 $ 7,338,748
BWX Technologies, Inc. ................ 34,165 6,986,401
Carpenter Technology Corp. ............. 18,012 7,099,430
Curtiss-Wright Corp. ................... 13,761 9,372,892
FTAI Aviation Ltd. ..................... 38,123 9,340,135
Hexcel Corp. ........................ 28,375 2,296,389
Huntington Ingalls Industries, Inc. .......... 14,608 5,549,579
Karman Holdings, Inc.
(a) (b)
............... 19,231 1,539,442
Leonardo DRS, Inc. ................... 28,207 1,255,776
Loar Holdings, Inc.
(a) (b)
.................. 15,904 911,140
Rocket Lab Corp.
(a)
................... 183,445 11,780,838
StandardAero, Inc.
(a)
................... 87,209 2,252,608
Textron, Inc. ........................ 65,823 5,763,462
Woodward, Inc. ...................... 22,422 8,025,282
79,512,122
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 43,972 7,302,430
GXO Logistics, Inc.
(a)
.................. 42,374 2,197,092
9,499,522
Automobile Components — 0.4%
BorgWarner, Inc. ..................... 79,819 4,330,979
Gentex Corp. ....................... 83,080 1,815,298
Lear Corp. ......................... 19,350 2,342,898
QuantumScape Corp. , Class A
(a) (b)
......... 171,509 1,094,227
9,583,402
Automobiles — 0.3%
Harley-Davidson, Inc. .................. 41,708 843,336
Lucid Group, Inc.
(a) (b)
................... 51,893 494,540
Rivian Automotive, Inc. , Class A
(a) (b)
......... 298,105 4,486,480
Thor Industries, Inc. ................... 19,124 1,527,817
7,352,173
Banks — 2.0%
Bank OZK ......................... 33,612 1,542,455
BOK Financial Corp. ................... 6,967 892,194
Central BanCo, Inc. ................... 7,321 175,338
Columbia Banking System, Inc. ........... 110,111 3,020,345
Commerce Bancshares, Inc. ............. 51,087 2,513,480
Cullen/Frost Bankers, Inc. ............... 22,368 3,066,205
East West Bancorp, Inc. ................ 51,250 5,471,450
First Hawaiian, Inc. ................... 45,979 1,132,923
First Horizon Corp. .................... 180,251 4,102,513
FNB Corp. ......................... 134,133 2,242,704
Pinnacle Financial Partners, Inc. ........... 55,904 4,815,571
Popular, Inc. ........................ 24,169 3,242,755
Prosperity Bancshares, Inc. .............. 35,326 2,373,201
Southstate Bank Corp.
(b)
................ 36,799 3,404,643
TFS Financial Corp. ................... 21,156 297,242
Webster Financial Corp. ................ 60,056 4,169,087
Western Alliance Bancorp ............... 40,117 2,842,289
Wintrust Financial Corp. ................ 24,751 3,438,904
Zions Bancorp NA .................... 53,795 3,099,668
51,842,967
Beverages — 0.3%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 2,876 662,630
Celsius Holdings, Inc.
(a) (b)
................ 61,748 2,190,819
Coca-Cola Consolidated, Inc. ............. 21,259 4,076,201
Primo Brands Corp. , Class A
(b)
............ 95,516 1,798,566
8,728,216
Security
Shares
Shares Value
Biotechnology — 2.1%
(a)
Apellis Pharmaceuticals, Inc.
(b)
............ 41,676 $ 1,676,626
Caris Life Sciences, Inc. ................ 35,407 633,077
Exelixis, Inc. ........................ 99,159 4,252,930
Halozyme Therapeutics, Inc. ............. 43,705 2,824,654
Insmed, Inc.
(b)
....................... 78,516 12,838,936
Ionis Pharmaceuticals, Inc.
(b)
............. 59,514 4,468,906
Neurocrine Biosciences, Inc. ............. 36,341 4,787,563
Revolution Medicines, Inc. ............... 63,725 6,197,256
Roivant Sciences Ltd. .................. 159,358 4,414,217
Sarepta Therapeutics, Inc. ............... 36,903 803,009
Summit Therapeutics, Inc.
(b)
.............. 43,592 826,504
Ultragenyx Pharmaceutical, Inc. ........... 34,388 720,429
United Therapeutics Corp. ............... 15,869 9,410,000
Viking Therapeutics, Inc.
(b)
............... 40,671 1,323,434
55,177,541
Broadline Retail — 0.2%
Dillard's, Inc. , Class A .................. 1,113 636,758
Etsy, Inc.
(a)
......................... 35,221 1,760,346
Macy's, Inc. ........................ 101,116 1,829,188
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 23,113 2,127,321
6,353,613
Building Products — 1.0%
A O Smith Corp. ..................... 42,797 2,822,034
AAON, Inc.
(b)
........................ 25,398 2,101,685
Advanced Drainage Systems, Inc. ......... 26,564 3,642,721
Allegion plc ......................... 32,281 4,690,106
Armstrong World Industries, Inc. ........... 16,107 2,654,434
Fortune Brands Innovations, Inc. .......... 45,761 1,783,306
Hayward Holdings, Inc.
(a)
................ 78,182 1,046,075
Owens Corning ...................... 30,690 3,321,272
Simpson Manufacturing Co., Inc. .......... 15,497 2,659,595
Trex Co., Inc.
(a)
...................... 40,518 1,475,666
26,196,894
Capital Markets — 1.9%
Affiliated Managers Group, Inc. ........... 10,881 3,010,773
Bullish
(a) (b)
.......................... 12,416 443,624
Carlyle Group, Inc. (The) ................ 98,319 4,757,656
Evercore, Inc. , Class A ................. 13,750 4,104,512
FactSet Research Systems, Inc. ........... 14,028 3,043,936
Franklin Resources, Inc. ................ 108,141 2,554,290
Freedom Holding Corp.
(a) (b)
.............. 6,594 955,339
Hamilton Lane, Inc. , Class A ............. 15,354 1,526,188
Houlihan Lokey, Inc. , Class A ............. 21,552 3,095,298
Invesco Ltd. ........................ 143,928 3,496,011
Janus Henderson Group plc ............. 49,327 2,533,928
Jefferies Financial Group, Inc. ............ 61,931 2,555,892
Lazard, Inc. ........................ 34,981 1,485,993
MarketAxess Holdings, Inc. .............. 9,424 1,554,772
Morningstar, Inc. ..................... 8,110 1,370,995
SEI Investments Co. ................... 40,514 3,179,134
Stifel Financial Corp. .................. 57,926 4,281,890
TPG, Inc. , Class A .................... 51,956 2,104,738
Virtu Financial, Inc. , Class A .............. 30,226 1,329,339
XP, Inc. , Class A ..................... 157,357 2,996,077
50,380,385
Chemicals — 1.3%
Albemarle Corp. ..................... 43,991 7,897,704
Ashland, Inc. ........................ 17,442 969,950
Axalta Coating Systems Ltd.
(a)
............ 80,438 2,228,132
Celanese Corp. ...................... 40,943 2,692,821
Eastman Chemical Co. ................. 42,806 3,266,954
Element Solutions, Inc. ................. 84,283 2,877,422

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2500 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
FMC Corp. ......................... 46,304 $ 797,355
Huntsman Corp. ..................... 61,328 816,276
Mosaic Co. (The) ..................... 119,086 3,036,693
NewMarket Corp. ..................... 2,414 1,547,253
Olin Corp. .......................... 43,823 1,302,858
RPM International, Inc. ................. 47,694 4,740,783
Scotts Miracle-Gro Co. (The) ............. 16,679 1,014,250
33,188,451
Commercial Services & Supplies — 0.4%
Clean Harbors, Inc.
(a)
.................. 18,997 5,447,010
MSA Safety, Inc. ..................... 14,110 2,313,335
Tetra Tech, Inc. ...................... 98,062 2,953,627
10,713,972
Communications Equipment — 1.7%
(a)
Ciena Corp. ........................ 52,789 20,494,274
F5, Inc. ........................... 21,169 6,124,827
Lumentum Holdings, Inc.
(b)
.............. 26,361 18,525,456
45,144,557
Construction & Engineering — 2.1%
AECOM ........................... 48,392 4,104,609
API Group Corp.
(a)
.................... 133,898 5,425,547
Comfort Systems USA, Inc. .............. 13,019 17,953,071
EMCOR Group, Inc. ................... 16,568 12,232,320
Everus Construction Group, Inc.
(a)
.......... 19,201 2,266,870
MasTec, Inc.
(a) (b)
...................... 23,289 7,493,003
Valmont Industries, Inc. ................. 7,297 2,915,662
WillScot Holdings Corp. , Class A .......... 66,380 1,152,357
53,543,439
Construction Materials — 0.1%
(b)
Eagle Materials, Inc. ................... 11,751 2,226,227
James Hardie Industries plc , ADR
(a)
........ 55,724 1,055,413
3,281,640
Consumer Finance — 0.6%
Ally Financial, Inc. .................... 102,973 4,039,631
Credit Acceptance Corp.
(a) (b)
.............. 1,462 619,099
Figure Technology Solutions, Inc. , Class A
(a) (b)
.. 13,257 450,075
OneMain Holdings, Inc. ................. 44,454 2,377,844
SLM Corp. ......................... 75,296 1,612,087
SoFi Technologies, Inc.
(a) (b)
.............. 453,987 7,209,314
16,308,050
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc. , Class A ............ 132,646 2,260,288
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 49,029 4,825,434
Casey's General Stores, Inc. ............. 13,875 10,099,057
Maplebear, Inc.
(a) (b)
.................... 64,978 2,434,076
Performance Food Group Co.
(a)
........... 57,254 4,904,378
Sprouts Farmers Market, Inc.
(a)
............ 36,640 2,826,043
US Foods Holding Corp.
(a) (b)
.............. 83,989 7,744,626
35,093,902
Containers & Packaging — 1.0%
AptarGroup, Inc. ..................... 24,482 3,085,222
Avery Dennison Corp. .................. 28,849 4,981,645
Crown Holdings, Inc. .................. 43,453 4,356,163
Graphic Packaging Holding Co. ........... 109,100 1,084,454
Packaging Corp. of America ............. 33,070 7,018,116
Sealed Air Corp. ..................... 54,621 2,296,813
Silgan Holdings, Inc. ................... 33,214 1,288,703
Sonoco Products Co. .................. 37,248 2,014,744
26,125,860
Security
Shares
Shares Value
Distributors — 0.2%
LKQ Corp. ......................... 96,143 $ 2,823,720
Pool Corp. ......................... 12,389 2,506,666
5,330,386
Diversified Consumer Services — 0.5%
ADT, Inc. .......................... 191,803 1,260,146
Bright Horizons Family Solutions, Inc.
(a)
...... 21,246 1,744,934
Duolingo, Inc. , Class A
(a)
................ 14,193 1,399,004
Grand Canyon Education, Inc.
(a)
........... 10,410 1,770,012
H&R Block, Inc. ...................... 47,595 1,510,665
Liberty Live Holdings, Inc. , Class A
(a)
........ 7,445 682,260
Liberty Live Holdings, Inc. , Class C, NVS
(a)
.... 18,049 1,698,591
Service Corp. International .............. 51,340 4,236,064
14,301,676
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 80,866 6,701,365
GCI Liberty, Inc. , Class A
(a) (b)
............. 1,959 72,189
GCI Liberty, Inc. , Class C, NVS
(a) (b)
......... 12,732 473,758
Iridium Communications, Inc. ............. 34,277 950,844
Liberty Global Ltd. , Class A
(a)
............. 64,633 781,413
Liberty Global Ltd. , Class C, NVS
(a)
......... 48,664 570,829
9,550,398
Electric Utilities — 0.4%
IDACORP, Inc. ...................... 21,226 3,034,681
OGE Energy Corp. .................... 81,354 3,901,738
Pinnacle West Capital Corp. ............. 44,715 4,505,036
11,441,455
Electrical Equipment — 0.8%
Acuity, Inc. ......................... 11,553 3,237,381
Generac Holdings, Inc.
(a) (b)
............... 21,699 4,238,466
nVent Electric plc ..................... 59,624 7,052,327
Regal Rexnord Corp. .................. 24,776 4,639,554
Sensata Technologies Holding plc .......... 54,632 1,924,139
21,091,867
Electronic Equipment, Instruments & Components — 2.1%
Arrow Electronics, Inc.
(a)
................ 19,432 2,786,743
Avnet, Inc. ......................... 30,582 1,884,463
Cognex Corp. ....................... 63,809 3,126,003
Coherent Corp.
(a)
..................... 65,453 15,591,559
Crane NXT Co. ...................... 18,478 750,022
Flex Ltd.
(a)
.......................... 137,711 9,014,562
Ingram Micro Holding Corp.
(b)
............. 7,662 178,601
IPG Photonics Corp.
(a)
................. 9,412 1,078,521
Jabil, Inc. .......................... 38,919 10,338,054
Littelfuse, Inc. ....................... 9,331 3,166,475
TD SYNNEX Corp. .................... 28,660 4,835,229
Vontier Corp. ........................ 54,205 1,922,651
54,672,883
Energy Equipment & Services — 0.6%
NOV, Inc. .......................... 136,672 2,570,800
TechnipFMC plc ...................... 150,336 10,392,728
Weatherford International plc ............. 26,526 2,508,829
15,472,357
Entertainment — 0.3%
(a)
Madison Square Garden Sports Corp. ....... 6,093 1,958,290
Roku, Inc. , Class A .................... 48,357 4,575,540
6,533,830
Financial Services — 0.8%
Affirm Holdings, Inc. , Class A
(a)
............ 103,146 4,726,150
Equitable Holdings, Inc. ................ 54,409 2,019,118
Euronet Worldwide, Inc.
(a) (b)
.............. 14,546 965,418

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2500 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Jack Henry & Associates, Inc. ............ 27,251 $ 4,306,748
MGIC Investment Corp. ................ 83,038 2,179,747
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 24,882 1,088,090
UWM Holdings Corp. , Class A ............ 92,917 336,360
Voya Financial, Inc. ................... 38,292 2,616,109
Western Union Co. (The) ............... 67,153 586,246
WEX, Inc.
(a) (b)
........................ 12,677 1,940,088
20,764,074
Food Products — 0.5%
Darling Ingredients, Inc.
(a)
............... 58,963 3,646,862
Flowers Foods, Inc. ................... 69,663 567,753
Freshpet, Inc.
(a)
...................... 18,168 1,071,185
Ingredion, Inc. ....................... 23,783 2,679,393
Lamb Weston Holdings, Inc. ............. 50,799 2,146,766
Pilgrim's Pride Corp. ................... 16,155 610,013
Post Holdings, Inc.
(a) (b)
.................. 17,477 1,727,776
Seaboard Corp. ...................... 95 537,132
Smithfield Foods, Inc. .................. 17,949 502,033
13,488,913
Gas Utilities — 0.3%
MDU Resources Group, Inc. ............. 76,950 1,594,404
National Fuel Gas Co. ................. 35,201 3,307,486
UGI Corp. .......................... 80,477 2,930,972
7,832,862
Ground Transportation — 1.0%
Avis Budget Group, Inc.
(a) (b)
.............. 6,294 917,980
Knight-Swift Transportation Holdings, Inc. .... 59,373 3,418,697
Landstar System, Inc. .................. 12,891 2,066,556
Lyft, Inc. , Class A
(a)
.................... 145,329 1,932,876
Ryder System, Inc. .................... 14,777 3,025,000
Saia, Inc.
(a) (b)
........................ 10,035 3,525,095
Schneider National, Inc. , Class B .......... 18,253 481,149
U-Haul Holding Co. , NVS
(b)
.............. 38,360 1,713,541
U-Haul Holding Co.
(a) (b)
................. 3,442 164,459
XPO, Inc.
(a)
......................... 42,916 8,349,308
25,594,661
Health Care Equipment & Supplies — 0.6%
DENTSPLY SIRONA, Inc. ............... 76,536 887,818
Envista Holdings Corp.
(a)
................ 61,827 1,568,551
Globus Medical, Inc. , Class A
(a)
........... 42,150 3,631,644
Inspire Medical Systems, Inc.
(a)
........... 11,139 574,550
Masimo Corp.
(a)
...................... 16,974 3,019,165
Penumbra, Inc.
(a) (b)
.................... 14,220 4,669,421
Teleflex, Inc. ........................ 16,705 1,998,085
16,349,234
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.
(a) (b)
............ 33,961 794,348
Chemed Corp. ....................... 5,264 1,988,423
DaVita, Inc.
(a) (b)
...................... 13,270 2,039,466
Encompass Health Corp. ............... 37,534 3,630,664
Henry Schein, Inc.
(a)
................... 38,042 2,803,696
Tenet Healthcare Corp.
(a)
................ 32,637 6,158,928
Universal Health Services, Inc. , Class B ..... 19,775 3,539,132
20,954,657
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc. , Class A ....... 123,934 2,105,639
Medical Properties Trust, Inc. ............. 186,158 861,911
Omega Healthcare Investors, Inc. .......... 110,633 4,847,938
7,815,488
Security
Shares
Shares Value
Health Care Technology — 0.1%
(a)
Certara, Inc.
(b)
....................... 44,607 $ 254,260
Doximity, Inc. , Class A ................. 49,818 1,160,759
1,415,019
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. .............. 257,267 4,929,236
Park Hotels & Resorts, Inc. .............. 70,732 744,808
5,674,044
Hotels, Restaurants & Leisure — 1.6%
Aramark ........................... 98,225 3,982,042
Boyd Gaming Corp. ................... 20,856 1,713,946
Caesars Entertainment, Inc.
(a)
............ 76,584 2,024,115
Cava Group, Inc.
(a) (b)
................... 37,648 3,045,723
Choice Hotels International, Inc.
(b)
.......... 10,351 1,071,329
Churchill Downs, Inc. .................. 24,967 2,242,786
Dutch Bros, Inc. , Class A
(a) (b)
............. 46,830 2,372,408
Hyatt Hotels Corp. , Class A
(b)
............. 15,154 2,178,994
MGM Resorts International
(a) (b)
............ 77,163 2,855,803
Norwegian Cruise Line Holdings Ltd.
(a)
....... 170,745 3,192,931
Penn Entertainment, Inc.
(a)
............... 50,126 753,394
Planet Fitness, Inc. , Class A
(a)
............ 31,261 2,325,193
Texas Roadhouse, Inc. ................. 24,850 4,103,729
Travel + Leisure Co. ................... 23,296 1,611,850
Vail Resorts, Inc. ..................... 13,064 1,676,372
Wendy's Co. (The) .................... 63,436 440,880
Wingstop, Inc. ....................... 10,510 1,628,735
Wyndham Hotels & Resorts, Inc. .......... 27,950 2,270,378
Wynn Resorts Ltd. .................... 28,727 2,917,227
42,407,835
Household Durables — 0.8%
Mohawk Industries, Inc.
(a)
............... 19,179 1,888,364
Newell Brands, Inc. ................... 155,556 533,557
SharkNinja, Inc.
(a)
..................... 31,249 3,309,269
Somnigroup International, Inc. ............ 75,780 5,601,658
Toll Brothers, Inc. ..................... 35,354 4,824,760
TopBuild Corp.
(a) (b)
.................... 10,532 3,699,892
Whirlpool Corp. ...................... 22,497 1,213,038
21,070,538
Household Products — 0.0%
Reynolds Consumer Products, Inc. ......... 21,591 457,297
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) ..................... 217,859 3,069,633
Brookfield Renewable Corp.
(b)
............ 50,400 2,007,432
Clearway Energy, Inc. , Class A ............ 12,925 506,273
Clearway Energy, Inc. , Class C ........... 31,104 1,222,076
Talen Energy Corp.
(a)
.................. 17,005 5,428,506
12,233,920
Industrial REITs — 0.5%
Americold Realty Trust, Inc. .............. 108,548 1,243,960
EastGroup Properties, Inc. .............. 19,899 3,683,106
First Industrial Realty Trust, Inc. ........... 48,350 2,797,048
Rexford Industrial Realty, Inc. ............ 87,725 2,871,239
STAG Industrial, Inc. .................. 70,373 2,537,650
13,133,003
Insurance — 2.2%
American Financial Group, Inc. ........... 25,088 3,203,988
Assurant, Inc. ....................... 18,834 4,102,234
Assured Guaranty Ltd. ................. 16,158 1,316,554
Axis Capital Holdings Ltd. ............... 23,027 2,335,168
Brighthouse Financial, Inc.
(a)
............. 21,385 1,280,534
Everest Group Ltd. .................... 15,566 5,087,747

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2500 ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
First American Financial Corp. ............ 36,294 $ 2,188,165
Globe Life, Inc. ...................... 29,875 4,157,704
Hanover Insurance Group, Inc. (The) ....... 13,456 2,332,598
Kemper Corp. ....................... 22,033 673,328
Kinsale Capital Group, Inc.
(b)
............. 8,345 2,851,153
Lincoln National Corp. ................. 24,581 872,625
Old Republic International Corp. ........... 86,357 3,445,644
Primerica, Inc. ....................... 12,523 3,136,761
Reinsurance Group of America, Inc. ........ 24,737 5,050,306
RenaissanceRe Holdings Ltd. ............ 16,992 5,050,532
RLI Corp. .......................... 30,676 1,749,759
Ryan Specialty Holdings, Inc. , Class A ....... 41,642 1,405,001
Unum Group ........................ 62,326 4,551,668
White Mountains Insurance Group Ltd.
(b)
..... 926 2,034,385
56,825,854
Interactive Media & Services — 0.2%
IAC, Inc.
(a)
.......................... 24,142 966,404
Match Group, Inc. .................... 88,653 2,722,534
Trump Media & Technology Group Corp.
(a) (b)
... 59,860 555,501
ZoomInfo Technologies, Inc.
(a) (b)
........... 96,800 578,864
4,823,303
IT Services — 0.3%
Amdocs Ltd. ........................ 40,058 2,614,185
DXC Technology Co.
(a)
................. 64,993 816,962
EPAM Systems, Inc.
(a) (b)
................ 20,301 2,748,755
Globant SA
(a) (b)
...................... 16,123 743,432
Kyndryl Holdings, Inc.
(a)
................. 84,770 1,112,182
8,035,516
Leisure Products — 0.4%
Brunswick Corp. ..................... 24,797 1,804,230
Hasbro, Inc. ........................ 52,319 4,897,059
Mattel, Inc.
(a)
........................ 117,053 1,700,780
YETI Holdings, Inc.
(a)
.................. 29,636 1,084,381
9,486,450
Life Sciences Tools & Services — 0.9%
Avantor, Inc.
(a)
....................... 249,884 1,959,091
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 7,001 1,951,529
Bio-Techne Corp. ..................... 57,813 3,021,307
Bruker Corp.
(b)
....................... 39,320 1,420,238
Charles River Laboratories International, Inc.
(a) (b)
18,376 3,169,860
Medpace Holdings, Inc.
(a)
............... 8,381 4,024,472
QIAGEN NV
(b)
....................... 76,203 3,051,168
Repligen Corp.
(a)
..................... 19,733 2,324,942
Sotera Health Co.
(a)
................... 93,635 1,342,726
Tempus AI, Inc. , Class A
(a) (b)
.............. 37,420 1,692,133
23,957,466
Machinery — 3.1%
AGCO Corp. ........................ 23,222 2,690,733
Allison Transmission Holdings, Inc. ......... 31,239 3,656,837
Crane Co. .......................... 18,737 3,204,027
Donaldson Co., Inc. ................... 43,607 3,700,926
Esab Corp. ......................... 21,492 2,077,417
Flowserve Corp. ..................... 48,068 3,533,479
Gates Industrial Corp. plc
(a)
.............. 95,763 2,165,201
Graco, Inc. ......................... 62,251 5,269,547
ITT, Inc. ........................... 32,101 6,116,204
Lincoln Electric Holdings, Inc. ............ 20,089 5,003,768
Middleby Corp. (The)
(a)
................. 17,831 2,364,034
Mueller Industries, Inc. ................. 40,695 4,509,006
Nordson Corp. ....................... 19,945 5,306,567
Oshkosh Corp. ...................... 23,636 3,479,456
Pentair plc ......................... 61,328 5,342,282
Security
Shares
Shares Value
Machinery (continued)
RBC Bearings, Inc.
(a)
.................. 11,614 $ 6,307,796
Snap-on, Inc. ....................... 19,195 6,972,008
Stanley Black & Decker, Inc. ............. 58,171 4,133,631
Timken Co. (The) ..................... 23,416 2,354,947
Toro Co. (The) ....................... 37,146 3,470,922
81,658,788
Marine Transportation — 0.1%
Kirby Corp.
(a)
........................ 20,205 2,684,840
Media — 0.6%
DoubleVerify Holdings, Inc.
(a)
............. 54,495 517,702
Liberty Broadband Corp. , Class A
(a)
......... 6,714 337,177
Liberty Broadband Corp. , Class C, NVS
(a)
.... 42,560 2,140,768
New York Times Co. (The) , Class A ......... 60,198 5,040,379
News Corp. , Class A, NVS .............. 142,332 3,548,337
News Corp. , Class B .................. 47,382 1,350,861
Nexstar Media Group, Inc. ............... 10,665 1,928,552
NIQ Global Intelligence plc
(a)
............. 28,306 321,839
Sirius XM Holdings, Inc. ................ 72,001 1,661,783
16,847,398
Metals & Mining — 1.0%
Alcoa Corp. ......................... 96,828 6,422,601
Cleveland-Cliffs, Inc.
(a)
................. 212,243 1,793,454
MP Materials Corp. , Class A
(a) (b)
........... 53,716 2,592,334
Reliance, Inc. ....................... 19,574 5,948,930
Royal Gold, Inc. ...................... 31,473 8,009,564
24,766,883
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. ................ 414,324 4,155,670
Annaly Capital Management, Inc. .......... 265,196 5,608,895
Rithm Capital Corp. ................... 209,157 1,982,808
Starwood Property Trust, Inc. ............. 130,513 2,247,434
13,994,807
Multi-Utilities — 0.3%
NiSource, Inc. ....................... 178,621 8,334,456
Office REITs — 0.3%
BXP, Inc. .......................... 59,583 3,092,358
Cousins Properties, Inc. ................ 63,451 1,432,089
Highwoods Properties, Inc. .............. 40,320 863,251
Kilroy Realty Corp. .................... 43,762 1,234,526
Vornado Realty Trust .................. 66,801 1,736,158
8,358,382
Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Corp. ................ 125,920 2,870,976
Antero Resources Corp.
(a)
............... 108,726 4,614,332
APA Corp. ......................... 131,560 5,583,406
Chord Energy Corp. ................... 21,135 3,004,974
DT Midstream, Inc. .................... 38,061 5,125,675
HF Sinclair Corp. ..................... 58,615 3,656,990
Matador Resources Co. ................ 43,725 2,762,546
Ovintiv, Inc. ......................... 107,551 6,384,227
Permian Resources Corp. , Class A ......... 256,978 5,478,771
Range Resources Corp. ................ 88,851 4,014,288
Viper Energy, Inc. .................... 70,202 3,298,792
46,794,977
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 23,856 1,735,524

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2500 ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.2%
(a)
Alaska Air Group, Inc. .................. 43,547 $ 1,601,659
American Airlines Group, Inc. ............. 245,746 2,639,312
4,240,971
Personal Care Products — 0.1%
(a)
BellRing Brands, Inc. .................. 45,156 726,560
Coty, Inc. , Class A
(b)
................... 141,069 283,549
elf Beauty, Inc.
(b)
..................... 21,969 1,331,541
2,341,650
Pharmaceuticals — 0.7%
Corcept Therapeutics, Inc.
(a)
............. 35,833 1,444,428
Elanco Animal Health, Inc.
(a) (b)
............ 184,662 4,418,962
Jazz Pharmaceuticals plc
(a)
.............. 21,923 4,144,543
Organon & Co. ...................... 101,064 605,374
Perrigo Co. plc ...................... 50,815 545,753
Viatris, Inc. ......................... 432,734 5,846,236
17,005,296
Professional Services — 0.8%
Amentum Holdings, Inc.
(a)
............... 59,713 1,557,315
CACI International, Inc. , Class A
(a)
......... 8,151 4,433,085
Clarivate plc
(a) (b)
...................... 140,823 356,282
Concentrix Corp. ..................... 17,151 469,251
ExlService Holdings, Inc.
(a)
.............. 57,885 1,762,598
FTI Consulting, Inc.
(a) (b)
................. 11,379 2,011,466
Genpact Ltd. ........................ 60,345 2,247,851
KBR, Inc. .......................... 47,628 1,755,568
ManpowerGroup, Inc. .................. 17,526 516,316
Parsons Corp.
(a)
...................... 19,693 1,066,770
Paylocity Holding Corp.
(a)
............... 16,605 1,794,004
Robert Half, Inc. ..................... 37,289 947,141
Science Applications International Corp. ..... 17,049 1,618,291
20,535,938
Real Estate Management & Development — 0.4%
(a)
Howard Hughes Holdings, Inc.
(b)
........... 11,547 730,463
Jones Lang LaSalle, Inc. ................ 17,690 5,383,421
Zillow Group, Inc. , Class A
(b)
............. 18,177 752,346
Zillow Group, Inc. , Class C, NVS .......... 62,336 2,579,464
9,445,694
Residential REITs — 0.5%
American Homes 4 Rent , Class A .......... 128,443 3,586,129
Camden Property Trust ................. 39,644 3,871,633
Equity LifeStyle Properties, Inc. ........... 72,108 4,500,981
11,958,743
Retail REITs — 0.9%
Agree Realty Corp. ................... 42,518 3,205,007
Brixmor Property Group, Inc. ............. 114,488 3,297,254
Federal Realty Investment Trust ........... 31,991 3,397,764
Kimco Realty Corp. ................... 250,483 5,628,353
NNN REIT, Inc. ...................... 71,083 2,987,619
Regency Centers Corp. ................ 67,737 5,124,981
23,640,978
Semiconductors & Semiconductor Equipment — 1.5%
Allegro MicroSystems, Inc.
(a) (b)
............ 46,717 1,472,987
Amkor Technology, Inc. ................. 46,918 2,112,718
Astera Labs, Inc.
(a)
.................... 48,349 5,299,049
Cirrus Logic, Inc.
(a)
.................... 19,133 2,767,015
Enphase Energy, Inc.
(a) (b)
................ 48,140 1,820,173
Lattice Semiconductor Corp.
(a) (b)
........... 51,019 4,732,522
MACOM Technology Solutions Holdings, Inc.
(a)
. 24,837 5,515,553
MKS, Inc. .......................... 25,181 5,786,846
Onto Innovation, Inc.
(a)
................. 18,320 3,756,882
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc.
(a)
........................ 31,645 $ 2,449,323
Skyworks Solutions, Inc. ................ 56,469 3,023,915
Universal Display Corp. ................ 16,661 1,527,147
40,264,130
Software — 1.9%
Appfolio, Inc. , Class A
(a)
................ 8,203 1,294,597
Aurora Innovation, Inc. , Class A
(a) (b)
......... 439,348 1,810,114
Bentley Systems, Inc. , Class B
(b)
........... 59,433 2,087,287
BILL Holdings, Inc.
(a) (b)
.................. 30,240 1,158,192
CCC Intelligent Solutions Holdings, Inc.
(a)
..... 225,174 1,351,044
Dolby Laboratories, Inc. , Class A .......... 22,559 1,354,894
Dropbox, Inc. , Class A
(a)
................ 64,591 1,467,507
Dynatrace, Inc.
(a)
..................... 110,268 4,077,711
Elastic NV
(a)
........................ 34,949 1,747,100
Gen Digital, Inc. ...................... 206,261 3,883,895
Gitlab, Inc. , Class A
(a)
.................. 52,767 1,141,878
Guidewire Software, Inc.
(a)
............... 31,844 4,762,589
Manhattan Associates, Inc.
(a)
............. 22,242 2,960,855
nCino, Inc.
(a)
........................ 41,436 620,711
Nutanix, Inc. , Class A
(a)
................. 97,272 3,697,309
Pegasystems, Inc. .................... 35,038 1,491,217
Procore Technologies, Inc.
(a)
............. 47,177 2,689,089
RingCentral, Inc. , Class A ............... 28,549 1,061,737
Rubrik, Inc. , Class A
(a)
.................. 53,837 2,636,398
SailPoint, Inc.
(a) (b)
..................... 22,439 297,092
SentinelOne, Inc. , Class A
(a)
.............. 116,685 1,502,903
Teradata Corp.
(a)
..................... 34,457 883,133
UiPath, Inc. , Class A
(a)
................. 152,189 1,689,298
Unity Software, Inc.
(a)
.................. 123,016 2,698,971
48,365,521
Specialized REITs — 0.7%
CubeSmart ......................... 85,148 3,120,674
EPR Properties ...................... 28,297 1,413,718
Fermi, Inc.
(a)
........................ 13,730 80,183
Gaming & Leisure Properties, Inc. ......... 101,872 4,520,061
Lamar Advertising Co. , Class A ........... 32,476 4,113,410
Millrose Properties, Inc. , Class A ........... 57,995 1,623,860
National Storage Affiliates Trust ........... 26,929 1,016,300
Rayonier, Inc. ....................... 112,393 2,317,544
18,205,750
Specialty Retail — 1.3%
AutoNation, Inc.
(a)
..................... 9,932 1,939,322
Bath & Body Works, Inc. ................ 78,181 1,459,639
CarMax, Inc.
(a)
....................... 53,047 2,205,694
Dick's Sporting Goods, Inc. .............. 23,761 4,711,569
Five Below, Inc.
(a)
..................... 20,196 4,614,382
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 40,198 2,042,059
GameStop Corp. , Class A
(a)
.............. 152,903 3,522,885
Gap, Inc. (The) ...................... 85,639 2,072,464
Lithia Motors, Inc. , Class A .............. 8,925 2,228,751
Murphy USA, Inc. .................... 6,398 3,160,420
Penske Automotive Group, Inc. ........... 6,827 1,020,773
RH
(a)
............................. 5,901 825,078
Valvoline, Inc.
(a)
...................... 48,205 1,623,545
Wayfair, Inc. , Class A
(a)
................. 36,663 2,757,424
34,184,005
Technology Hardware, Storage & Peripherals — 1.6%
(a)
Everpure, Inc. , Class A ................. 117,755 6,952,255
Sandisk Corp. ....................... 53,526 34,007,208
40,959,463

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2500 ETF
22
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.9%
Amer Sports, Inc.
(a)
.................... 56,454 $ 1,858,466
Birkenstock Holding plc
(a) (b)
.............. 16,014 573,782
Columbia Sportswear Co. ............... 9,965 546,182
Crocs, Inc.
(a)
........................ 19,117 1,587,093
PVH Corp. ......................... 16,978 1,184,385
Ralph Lauren Corp. , Class A ............. 14,243 4,899,450
Tapestry, Inc. ........................ 76,513 10,796,749
Under Armour, Inc. , Class A
(a)
............. 74,689 441,412
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 69,169 400,488
VF Corp. .......................... 132,602 2,252,908
24,540,915
Trading Companies & Distributors — 1.0%
Air Lease Corp. , Class A ................ 38,994 2,532,270
Applied Industrial Technologies, Inc. ........ 14,034 3,723,501
Core & Main, Inc. , Class A
(a)
.............. 72,111 3,562,283
MSC Industrial Direct Co., Inc. , Class A ...... 16,493 1,521,809
QXO, Inc.
(a) (b)
........................ 241,451 4,688,979
SiteOne Landscape Supply, Inc.
(a)
.......... 16,677 2,219,876
Watsco, Inc. ........................ 13,051 4,747,823
WESCO International, Inc. ............... 15,032 4,113,056
27,109,597
Water Utilities — 0.2%
Essential Utilities, Inc. .................. 105,531 4,249,733
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA .......... 37,553 2,814,222
Total Common Stocks — 58 .1%
(Cost: $ 1,414,076,417 ) ............................ 1,513,780,353
Security
Shares
Shares Value
Investment Companies
iShares Russell 2000 ETF
(b) (c)
............. 4,372,823 $ 1,084,460,104
Total Investment Companies — 41 .6%
(Cost: $ 996,690,052 ) .............................. 1,084,460,104
Total Long-Term Investments — 99.7%
(Cost: $ 2,410,766,469 ) ............................ 2,598,240,457
Short-Term Securities
Money Market Funds — 37.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 979,394,037 979,589,916
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 4,472,175 4,472,175
Total Short-Term Securities — 37 .8%
(Cost: $ 984,078,581 ) .............................. 984,062,091
Total Investments — 137 .5%
(Cost: $ 3,394,845,050 ) ............................ 3,582,302,548
Liabilities in Excess of Other Assets — (37.5) % ............ (977,482,342)
Net Assets — 100.0% ...............................
$ 2,604,820,206
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 235,549,315 $ 744,341,478
(a)
$ — $ (271,045) $ (29,832) $ 979,589,916 979,394,037 $ 2,407,922
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,196,476 3,275,699
(a)
— — — 4,472,175 4,472,175 105,265 —
iShares Russell 2000 ETF ... 527,563,075 718,356,185 (296,744,368) 24,188,348 111,096,864 1,084,460,104 4,372,823 8,526,853 —
$ 23,917,303 $ 111,067,032 $ 2,068,522,195 $ 11,040,040 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2500 ETF
Schedules of Investments
23
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 25 06/18/26 $ 3,140 $ (11,839)
S&P Midcap 400 E-Mini Index ................................................. 8 06/18/26 2,717 (4,648)
$ (16,487)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 16,487 $ — $ — $ — $ 16,487
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 610,777 $ — $ — $ — $ 610,777
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (33,164) $ — $ — $ — $ (33,164)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,958,118

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 2500 ETF
24
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,513,780,353 $ — $ — $ 1,513,780,353
Investment Companies ..................................... 1,084,460,104 — — 1,084,460,104
Short-Term Securities
Money Market Funds ...................................... 984,062,091 — — 984,062,091
$ 3,582,302,548 $ — $ — $ 3,582,302,548
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (16,487) $ — $ — $ (16,487)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.4%
ATI, Inc.
(a)
.......................... 514,527 $ 74,843,097
Axon Enterprise, Inc.
(a)
................. 289,669 123,019,528
BWX Technologies, Inc. ................ 349,349 71,438,377
Carpenter Technology Corp. ............. 184,142 72,579,569
Curtiss-Wright Corp. ................... 140,644 95,795,441
FTAI Aviation Ltd. ..................... 389,858 95,515,210
HEICO Corp.
(b)
...................... 162,642 44,596,437
HEICO Corp. , Class A .................. 287,324 60,651,223
Hexcel Corp. ........................ 290,442 23,505,471
Howmet Aerospace, Inc. ................ 1,534,186 353,568,505
Huntington Ingalls Industries, Inc. .......... 149,566 56,820,123
Karman Holdings, Inc.
(a) (b)
............... 194,172 15,543,469
L3Harris Technologies, Inc. .............. 714,584 246,638,668
Leonardo DRS, Inc. ................... 286,683 12,763,127
Loar Holdings, Inc.
(a) (b)
.................. 164,358 9,416,070
Rocket Lab Corp.
(a) (b)
.................. 1,871,246 120,171,418
StandardAero, Inc.
(a)
................... 881,571 22,770,979
Textron, Inc. ........................ 670,687 58,725,354
Woodward, Inc. ...................... 229,362 82,093,247
1,640,455,313
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 449,220 74,601,965
Expeditors International of Washington, Inc. ... 510,628 73,137,249
GXO Logistics, Inc.
(a) (b)
................. 431,361 22,366,068
170,105,282
Automobile Components — 0.3%
Aptiv plc
(a) (b)
......................... 826,770 57,410,909
BorgWarner, Inc. ..................... 814,968 44,220,164
Gentex Corp. ....................... 849,134 18,553,578
Lear Corp. ......................... 199,466 24,151,343
QuantumScape Corp. , Class A
(a) (b)
......... 1,716,707 10,952,590
155,288,584
Automobiles — 0.5%
Ford Motor Co. ...................... 14,921,889 172,198,599
Harley-Davidson, Inc. .................. 424,155 8,576,414
Lucid Group, Inc.
(a) (b)
................... 504,938 4,812,059
Rivian Automotive, Inc. , Class A
(a) (b)
......... 3,036,668 45,701,854
Thor Industries, Inc. ................... 195,334 15,605,233
246,894,159
Banks — 2.6%
Bank OZK ......................... 398,438 18,284,320
BOK Financial Corp. ................... 71,317 9,132,855
Central BanCo, Inc.
(b)
.................. 74,672 1,788,394
Citizens Financial Group, Inc. ............ 1,643,069 98,534,848
Columbia Banking System, Inc. ........... 1,115,922 30,609,740
Commerce Bancshares, Inc. ............. 522,094 25,687,025
Cullen/Frost Bankers, Inc. ............... 228,059 31,262,328
East West Bancorp, Inc. ................ 522,217 55,751,887
Fifth Third Bancorp ................... 3,457,333 160,627,691
First Citizens BancShares, Inc. , Class A
(b)
.... 33,499 63,134,225
First Hawaiian, Inc. ................... 476,507 11,741,132
First Horizon Corp. .................... 1,846,671 42,030,232
FNB Corp. ......................... 1,365,582 22,832,531
Huntington Bancshares, Inc. ............. 7,670,169 120,038,145
KeyCorp ........................... 3,536,796 70,912,760
M&T Bank Corp. ..................... 580,777 120,058,221
Pinnacle Financial Partners, Inc. ........... 569,663 49,070,771
Popular, Inc. ........................ 245,899 32,992,269
Prosperity Bancshares, Inc. .............. 357,921 24,045,133
Regions Financial Corp. ................ 3,319,966 86,717,512
Southstate Bank Corp. ................. 374,362 34,635,972
Security
Shares
Shares Value
Banks (continued)
TFS Financial Corp. ................... 210,280 $ 2,954,434
Webster Financial Corp. ................ 615,331 42,716,278
Western Alliance Bancorp ............... 413,490 29,295,767
Wintrust Financial Corp. ................ 252,512 35,084,017
Zions Bancorp NA .................... 554,590 31,955,476
1,251,893,963
Beverages — 0.5%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 30,112 6,937,805
Brown-Forman Corp. , Class A ............ 165,554 4,435,192
Brown-Forman Corp. , Class B, NVS ........ 556,333 14,709,444
Celsius Holdings, Inc.
(a) (b)
................ 631,815 22,416,796
Coca-Cola Consolidated, Inc. ............. 216,346 41,482,182
Constellation Brands, Inc. , Class A ......... 544,183 81,627,450
Molson Coors Beverage Co. , Class B
(b)
...... 629,236 27,094,902
Primo Brands Corp. , Class A
(b)
............ 982,880 18,507,631
217,211,402
Biotechnology — 2.3%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
........... 484,823 160,413,386
Apellis Pharmaceuticals, Inc.
(b)
............ 414,075 16,658,237
Biogen, Inc. ........................ 559,039 102,488,620
BioMarin Pharmaceutical, Inc. ............ 730,361 41,258,093
Caris Life Sciences, Inc.
(b)
............... 347,031 6,204,914
Exelixis, Inc. ........................ 1,009,880 43,313,753
Halozyme Therapeutics, Inc. ............. 446,666 28,868,023
Incyte Corp. ........................ 612,897 57,685,866
Insmed, Inc.
(b)
....................... 801,346 131,036,098
Ionis Pharmaceuticals, Inc.
(b)
............. 604,008 45,354,961
Moderna, Inc.
(b)
...................... 1,368,093 69,499,124
Natera, Inc. ......................... 505,380 101,070,946
Neurocrine Biosciences, Inc. ............. 371,409 48,929,422
Revolution Medicines, Inc. ............... 651,717 63,379,478
Roivant Sciences Ltd. .................. 1,629,224 45,129,505
Sarepta Therapeutics, Inc. ............... 378,059 8,226,564
Summit Therapeutics, Inc.
(b)
.............. 449,441 8,521,401
Ultragenyx Pharmaceutical, Inc. ........... 351,926 7,372,850
United Therapeutics Corp. ............... 162,305 96,243,619
Viking Therapeutics, Inc.
(b)
............... 419,866 13,662,440
1,095,317,300
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a)
................ 4,984,078 94,099,393
Dillard's, Inc. , Class A
(b)
................. 11,432 6,540,362
eBay, Inc. .......................... 1,727,575 157,243,876
Etsy, Inc.
(a)
......................... 360,045 17,995,049
Macy's, Inc. ........................ 1,028,047 18,597,370
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
...... 235,133 21,641,641
316,117,691
Building Products — 1.0%
A O Smith Corp. ..................... 436,335 28,771,930
AAON, Inc.
(b)
........................ 257,308 21,292,237
Advanced Drainage Systems, Inc. ......... 270,995 37,161,544
Allegion plc ......................... 327,387 47,566,057
Armstrong World Industries, Inc. ........... 165,803 27,324,335
Builders FirstSource, Inc.
(a) (b)
............. 415,152 34,179,464
Carlisle Cos., Inc. .................... 158,153 52,763,004
Fortune Brands Innovations, Inc. .......... 464,656 18,107,644
Hayward Holdings, Inc.
(a)
................ 788,216 10,546,330
Lennox International, Inc. ............... 121,312 56,304,539
Masco Corp. ........................ 792,960 47,870,995
Owens Corning ...................... 313,564 33,933,896
Simpson Manufacturing Co., Inc. .......... 159,876 27,437,919
Trex Co., Inc.
(a)
...................... 410,938 14,966,362
458,226,256

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets — 4.9%
Affiliated Managers Group, Inc. ........... 105,201 $ 29,109,117
Ameriprise Financial, Inc. ............... 349,328 155,241,363
Ares Management Corp. , Class A .......... 720,271 78,581,566
Bank of New York Mellon Corp. (The) ....... 2,634,652 312,548,767
Blue Owl Capital, Inc. , Class A
(b)
........... 2,477,718 22,621,565
Bullish
(a) (b)
.......................... 126,376 4,515,414
Carlyle Group, Inc. (The) ................ 1,003,115 48,540,735
CBOE Global Markets, Inc. .............. 400,820 112,658,477
Coinbase Global, Inc. , Class A
(a) (b)
.......... 852,230 148,807,880
Evercore, Inc. , Class A ................. 140,846 42,043,939
FactSet Research Systems, Inc. ........... 144,023 31,251,551
Franklin Resources, Inc. ................ 1,034,842 24,442,968
Freedom Holding Corp.
(a) (b)
.............. 68,384 9,907,474
Hamilton Lane, Inc. , Class A ............. 154,735 15,380,659
Houlihan Lokey, Inc. , Class A ............. 207,047 29,736,090
Invesco Ltd. ........................ 1,394,602 33,874,883
Janus Henderson Group plc ............. 476,663 24,486,178
Jefferies Financial Group, Inc. ............ 585,855 24,178,236
Lazard, Inc. ........................ 354,954 15,078,446
LPL Financial Holdings, Inc.
(b)
............ 305,125 91,790,754
MarketAxess Holdings, Inc. .............. 131,156 21,638,117
Morningstar, Inc. ..................... 83,004 14,031,826
MSCI, Inc. ......................... 273,056 147,179,915
Nasdaq, Inc. ........................ 1,731,805 147,012,926
Northern Trust Corp. ................... 708,503 98,885,764
Raymond James Financial, Inc. ........... 682,693 98,847,119
Robinhood Markets, Inc. , Class A
(a)
......... 2,903,893 201,239,785
SEI Investments Co. ................... 390,503 30,642,770
State Street Corp. .................... 1,065,881 134,897,899
Stifel Financial Corp. .................. 566,268 41,858,531
T. Rowe Price Group, Inc. ............... 826,577 74,507,651
TPG, Inc. , Class A .................... 531,003 21,510,932
Tradeweb Markets, Inc. , Class A ........... 446,680 52,556,369
Virtu Financial, Inc. , Class A .............. 303,218 13,335,528
XP, Inc. , Class A ..................... 1,524,393 29,024,443
2,381,965,637
Chemicals — 2.2%
Albemarle Corp. ..................... 449,485 80,696,042
Ashland, Inc. ........................ 177,345 9,862,155
Axalta Coating Systems Ltd.
(a)
............ 821,286 22,749,622
Celanese Corp.
(b)
..................... 421,290 27,708,243
CF Industries Holdings, Inc. .............. 594,302 77,164,172
Corteva, Inc. ........................ 2,590,098 216,817,104
Dow, Inc. .......................... 2,705,960 112,703,234
DuPont de Nemours, Inc. ............... 1,601,112 73,330,930
Eastman Chemical Co. ................. 432,722 33,025,343
Element Solutions, Inc. ................. 864,085 29,499,862
FMC Corp. ......................... 486,116 8,370,917
Huntsman Corp. ..................... 627,515 8,352,225
International Flavors & Fragrances, Inc. ...... 981,533 71,210,219
LyondellBasell Industries NV , Class A ....... 978,073 78,793,561
Mosaic Co. (The) ..................... 1,209,486 30,841,893
NewMarket Corp. ..................... 24,417 15,650,076
Olin Corp. .......................... 448,092 13,321,775
PPG Industries, Inc. ................... 860,069 91,924,175
RPM International, Inc. ................. 485,119 48,220,829
Scotts Miracle-Gro Co. (The) ............. 167,750 10,200,877
Westlake Corp. ...................... 128,379 14,997,235
1,075,440,489
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.
(a)
.................. 193,944 55,609,563
MSA Safety, Inc. ..................... 142,036 23,286,802
RB Global, Inc.
(b)
..................... 708,778 67,936,371
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Rollins, Inc. ......................... 1,148,242 $ 61,327,605
Tetra Tech, Inc. ...................... 991,586 29,866,571
Veralto Corp. ........................ 948,293 83,848,067
321,874,979
Communications Equipment — 1.0%
Ciena Corp.
(a) (b)
...................... 539,815 209,572,377
F5, Inc.
(a) (b)
......................... 216,487 62,636,184
Lumentum Holdings, Inc.
(a) (b)
............. 269,527 189,412,794
Ubiquiti, Inc. ........................ 16,406 12,965,498
474,586,853
Construction & Engineering — 1.8%
AECOM ........................... 494,869 41,974,789
API Group Corp.
(a)
.................... 1,369,377 55,487,156
Comfort Systems USA, Inc. .............. 133,126 183,579,423
EMCOR Group, Inc. ................... 169,188 124,913,192
Everus Construction Group, Inc.
(a)
.......... 195,307 23,057,944
MasTec, Inc.
(a)
....................... 237,930 76,551,598
Quanta Services, Inc. .................. 563,449 309,344,770
Valmont Industries, Inc. ................. 74,886 29,922,199
WillScot Holdings Corp. , Class A .......... 686,869 11,924,046
856,755,117
Construction Materials — 0.6%
Eagle Materials, Inc. ................... 120,154 22,763,175
James Hardie Industries plc , ADR
(a) (b)
....... 571,687 10,827,752
Martin Marietta Materials, Inc. ............ 229,371 135,026,120
Vulcan Materials Co. .................. 505,695 137,700,749
306,317,796
Consumer Finance — 0.5%
Ally Financial, Inc. .................... 1,054,375 41,363,131
Credit Acceptance Corp.
(a) (b)
.............. 14,945 6,328,610
Figure Technology Solutions, Inc. , Class A
(a) (b)
.. 132,492 4,498,103
OneMain Holdings, Inc. ................. 458,782 24,540,249
SLM Corp. ......................... 766,017 16,400,424
SoFi Technologies, Inc.
(a) (b)
.............. 4,641,627 73,709,037
Synchrony Financial ................... 1,328,739 90,380,827
257,220,381
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc. , Class A ............ 1,361,132 23,193,689
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 500,680 49,276,925
Casey's General Stores, Inc.
(b)
............ 141,750 103,174,155
Dollar General Corp. .................. 840,856 99,834,833
Dollar Tree, Inc.
(a)
..................... 718,988 78,736,376
Kroger Co. (The) ..................... 2,223,017 160,857,510
Maplebear, Inc.
(a) (b)
.................... 662,641 24,822,532
Performance Food Group Co.
(a)
........... 582,462 49,893,695
Sprouts Farmers Market, Inc.
(a) (b)
.......... 376,762 29,059,653
Sysco Corp. ........................ 1,832,972 130,745,893
US Foods Holding Corp.
(a) (b)
.............. 859,027 79,210,880
828,806,141
Containers & Packaging — 1.1%
Amcor plc .......................... 1,764,661 70,145,259
AptarGroup, Inc. ..................... 251,409 31,682,562
Avery Dennison Corp. .................. 293,717 50,719,052
Ball Corp. .......................... 1,027,068 60,709,989
Crown Holdings, Inc. .................. 442,438 44,354,409
Graphic Packaging Holding Co. ........... 1,129,880 11,231,007
International Paper Co. ................. 2,008,224 71,693,597
Packaging Corp. of America ............. 337,835 71,695,344
Sealed Air Corp. ..................... 561,656 23,617,635
Silgan Holdings, Inc. ................... 338,751 13,143,539
Smurfit Westrock plc .................. 1,985,373 79,117,114

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sonoco Products Co. .................. 380,609 $ 20,587,141
548,696,648
Distributors — 0.2%
Genuine Parts Co. .................... 530,468 56,096,991
LKQ Corp. ......................... 987,534 29,003,874
Pool Corp. ......................... 127,055 25,707,038
110,807,903
Diversified Consumer Services — 0.3%
ADT, Inc. .......................... 1,974,368 12,971,598
Bright Horizons Family Solutions, Inc.
(a)
...... 218,379 17,935,467
Duolingo, Inc. , Class A
(a)
................ 147,010 14,490,776
Grand Canyon Education, Inc.
(a)
........... 105,051 17,861,822
H&R Block, Inc. ...................... 483,867 15,357,939
Liberty Live Holdings, Inc. , Class A
(a)
........ 75,133 6,885,188
Liberty Live Holdings, Inc. , Class C, NVS
(a)
.... 186,631 17,563,843
Service Corp. International .............. 523,581 43,200,668
146,267,301
Diversified REITs — 0.1%
WP Carey, Inc. ...................... 829,208 56,352,976
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 827,566 68,580,395
GCI Liberty, Inc. , Class A
(a)
.............. 12,812 472,122
GCI Liberty, Inc. , Class C, NVS
(a) (b)
......... 126,991 4,725,335
Iridium Communications, Inc. ............. 358,681 9,949,811
Liberty Global Ltd. , Class A
(a) (b)
............ 657,938 7,954,470
Liberty Global Ltd. , Class C, NVS
(a)
......... 532,765 6,249,334
97,931,467
Electric Utilities — 3.1%
Alliant Energy Corp. ................... 982,815 70,526,804
Edison International ................... 1,458,689 106,746,861
Entergy Corp. ....................... 1,707,245 191,826,048
Evergy, Inc. ......................... 881,917 72,246,641
Eversource Energy ................... 1,436,622 99,529,172
Exelon Corp. ........................ 3,869,671 189,691,272
FirstEnergy Corp. .................... 2,099,916 106,381,745
IDACORP, Inc. ...................... 206,765 29,561,192
NRG Energy, Inc. ..................... 782,907 114,414,029
OGE Energy Corp. .................... 807,643 38,734,558
PG&E Corp. ........................ 8,385,071 147,325,698
Pinnacle West Capital Corp. ............. 456,277 45,969,908
PPL Corp. ......................... 2,832,594 108,205,091
Xcel Energy, Inc. ..................... 2,262,853 179,761,042
1,500,920,061
Electrical Equipment — 2.1%
Acuity, Inc. ......................... 118,323 33,156,471
AMETEK, Inc. ....................... 881,991 189,063,591
Generac Holdings, Inc.
(a) (b)
............... 221,917 43,347,048
Hubbell, Inc. ........................ 204,719 100,463,802
nVent Electric plc ..................... 608,052 71,920,390
Regal Rexnord Corp. .................. 252,509 47,284,835
Rockwell Automation, Inc. ............... 432,812 155,327,571
Sensata Technologies Holding plc .......... 555,203 19,554,250
Vertiv Holdings Co. , Class A ............. 1,455,576 364,738,234
1,024,856,192
Electronic Equipment, Instruments & Components — 2.9%
Arrow Electronics, Inc.
(a)
................ 197,356 28,302,824
Avnet, Inc. ......................... 312,641 19,264,939
CDW Corp. ......................... 498,147 60,285,750
Cognex Corp. ....................... 640,654 31,385,640
Coherent Corp.
(a)
..................... 669,568 159,497,793
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc. ........................ 2,987,156 $ 406,163,601
Crane NXT Co. ...................... 189,782 7,703,251
Flex Ltd.
(a)
.......................... 1,408,906 92,226,987
Ingram Micro Holding Corp.
(b)
............. 81,926 1,909,695
IPG Photonics Corp.
(a)
................. 95,226 10,911,947
Jabil, Inc. .......................... 396,900 105,428,547
Keysight Technologies, Inc.
(a)
............. 658,575 185,961,823
Littelfuse, Inc. ....................... 94,444 32,049,572
Ralliant Corp. ....................... 435,944 18,130,911
TD SYNNEX Corp. .................... 291,413 49,164,287
Teledyne Technologies, Inc.
(a)
............. 177,931 107,650,034
Vontier Corp. ........................ 556,732 19,747,284
Zebra Technologies Corp. , Class A
(a)
........ 195,088 40,788,999
1,376,573,884
Energy Equipment & Services — 1.1%
Baker Hughes Co. , Class A .............. 3,794,850 231,675,593
Halliburton Co. ...................... 3,210,877 125,192,094
NOV, Inc. .......................... 1,397,708 26,290,887
TechnipFMC plc ...................... 1,533,393 106,003,458
Weatherford International plc ............. 271,296 25,659,176
514,821,208
Entertainment — 2.1%
Electronic Arts, Inc. ................... 962,607 196,246,689
Liberty Media Corp.-Liberty Formula One , Class
A
(a) (b)
........................... 88,084 6,877,599
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
........................ 802,512 68,229,570
Live Nation Entertainment, Inc.
(a) (b)
......... 605,082 92,281,056
Madison Square Garden Sports Corp.
(a) (b)
..... 62,149 19,974,689
ROBLOX Corp. , Class A
(a)
............... 2,372,636 134,196,292
Roku, Inc. , Class A
(a)
.................. 493,627 46,706,987
Take-Two Interactive Software, Inc.
(a)
........ 696,801 137,618,197
TKO Group Holdings, Inc. , Class A ......... 253,349 51,087,826
Warner Bros Discovery, Inc.
(a)
............ 8,911,785 244,717,616
997,936,521
Financial Services — 1.4%
Affirm Holdings, Inc. , Class A
(a) (b)
........... 1,053,078 48,252,034
Block, Inc. , Class A
(a)
.................. 2,050,655 123,408,418
Corpay, Inc.
(a)
....................... 260,278 75,738,295
Equitable Holdings, Inc. ................ 946,990 35,142,799
Euronet Worldwide, Inc.
(a) (b)
.............. 152,348 10,111,337
Fidelity National Information Services, Inc. .... 1,984,101 93,074,178
Global Payments, Inc. ................. 899,792 60,556,002
Jack Henry & Associates, Inc. ............ 278,569 44,025,045
MGIC Investment Corp. ................ 849,001 22,286,276
Rocket Cos., Inc. , Class A
(a)
.............. 3,609,133 51,430,145
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 256,836 11,231,438
Toast, Inc. , Class A
(a) (b)
................. 1,776,165 47,086,134
UWM Holdings Corp. , Class A ............ 922,243 3,338,520
Voya Financial, Inc. ................... 368,988 25,209,260
Western Union Co. (The) ............... 912,291 7,964,300
WEX, Inc.
(a) (b)
........................ 130,782 20,014,877
678,869,058
Food Products — 1.7%
Archer-Daniels-Midland Co. .............. 1,830,453 133,055,629
Bunge Global SA ..................... 498,787 63,445,706
Campbell's Co. (The) .................. 740,531 16,491,625
Conagra Brands, Inc. .................. 1,822,970 28,657,088
Darling Ingredients, Inc.
(a)
............... 597,668 36,965,766
Flowers Foods, Inc. ................... 712,855 5,809,768
Freshpet, Inc.
(a) (b)
..................... 184,323 10,867,684
General Mills, Inc. .................... 2,043,194 76,047,681

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hershey Co. (The) .................... 557,339 $ 115,865,205
Hormel Foods Corp. ................... 1,109,997 25,141,432
Ingredion, Inc. ....................... 243,900 27,477,774
J M Smucker Co. (The) ................. 396,273 38,216,568
Kraft Heinz Co. (The) .................. 3,266,044 73,453,330
Lamb Weston Holdings, Inc. ............. 515,948 21,803,963
McCormick & Co., Inc. (Non-Voting) , NVS .... 970,353 48,944,605
Pilgrim's Pride Corp. ................... 161,833 6,110,814
Post Holdings, Inc.
(a)
................... 175,890 17,388,485
Seaboard Corp. ...................... 1,002 5,665,328
Smithfield Foods, Inc. .................. 171,877 4,807,400
Tyson Foods, Inc. , Class A .............. 1,059,789 67,900,681
824,116,532
Gas Utilities — 0.4%
Atmos Energy Corp. ................... 612,481 113,137,490
MDU Resources Group, Inc. ............. 780,573 16,173,473
National Fuel Gas Co. ................. 361,459 33,962,688
UGI Corp. .......................... 826,162 30,088,820
193,362,471
Ground Transportation — 1.0%
Avis Budget Group, Inc.
(a) (b)
.............. 65,582 9,565,135
JB Hunt Transport Services, Inc. .......... 293,604 62,214,688
Knight-Swift Transportation Holdings, Inc. .... 603,086 34,725,692
Landstar System, Inc. .................. 131,630 21,101,605
Lyft, Inc. , Class A
(a)
.................... 1,481,596 19,705,227
Old Dominion Freight Line, Inc. ........... 702,340 137,237,236
Ryder System, Inc. .................... 149,868 30,679,478
Saia, Inc.
(a)
......................... 101,929 35,805,619
Schneider National, Inc. , Class B .......... 175,689 4,631,162
U-Haul Holding Co. , NVS
(b)
.............. 389,500 17,398,965
U-Haul Holding Co.
(a) (b)
................. 29,658 1,417,059
XPO, Inc.
(a) (b)
........................ 438,892 85,386,439
459,868,305
Health Care Equipment & Supplies — 2.4%
Align Technology, Inc.
(a)
................. 257,760 44,187,797
Baxter International, Inc. ................ 1,955,044 32,844,739
Cooper Cos., Inc. (The)
(a) (b)
.............. 748,505 53,518,107
DENTSPLY SIRONA, Inc. ............... 762,796 8,848,433
Dexcom, Inc.
(a)
...................... 1,496,737 93,995,084
Envista Holdings Corp.
(a)
................ 632,287 16,041,121
GE HealthCare Technologies, Inc.
(b)
........ 1,751,115 124,644,366
Globus Medical, Inc. , Class A
(a)
........... 430,441 37,086,796
Hologic, Inc.
(a)
....................... 853,879 64,544,714
IDEXX Laboratories, Inc.
(a)
............... 304,678 171,195,521
Inspire Medical Systems, Inc.
(a) (b)
.......... 109,508 5,648,423
Insulet Corp.
(a)
....................... 268,226 56,284,544
Masimo Corp.
(a)
...................... 173,406 30,843,725
Medline, Inc. , Class A
(a)
................. 1,239,663 55,165,003
Penumbra, Inc.
(a) (b)
.................... 144,629 47,491,825
ResMed, Inc.
(b)
...................... 558,445 125,359,734
Solventum Corp.
(a) (b)
................... 565,233 36,909,715
STERIS plc ......................... 374,732 82,864,487
Teleflex, Inc. ........................ 168,970 20,210,502
Zimmer Biomet Holdings, Inc. ............ 757,040 68,451,557
1,176,136,193
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.
(a) (b)
............ 350,057 8,187,833
Cardinal Health, Inc. ................... 913,514 193,034,643
Cencora, Inc. ....................... 700,751 220,133,919
Centene Corp.
(a)
..................... 1,870,686 61,246,260
Chemed Corp. ....................... 53,531 20,220,800
DaVita, Inc.
(a) (b)
...................... 134,298 20,640,260
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Encompass Health Corp. ............... 382,771 $ 37,025,439
Henry Schein, Inc.
(a)
................... 391,102 28,824,217
Humana, Inc. ....................... 462,101 80,123,692
Labcorp Holdings, Inc. ................. 319,422 85,224,984
Molina Healthcare, Inc.
(a) (b)
............... 195,820 26,102,806
Quest Diagnostics, Inc. ................. 426,608 83,606,636
Tenet Healthcare Corp.
(a)
................ 332,981 62,836,845
Universal Health Services, Inc. , Class B ..... 201,600 36,080,352
963,288,686
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc. ........ 658,383 30,562,139
Healthcare Realty Trust, Inc. , Class A ....... 1,265,330 21,497,957
Healthpeak Properties, Inc. .............. 2,653,579 43,598,303
Medical Properties Trust, Inc. ............. 1,929,196 8,932,177
Omega Healthcare Investors, Inc. .......... 1,126,418 49,359,637
Ventas, Inc. ........................ 1,790,641 146,438,621
300,388,834
Health Care Technology — 0.2%
(a)(b)
Certara, Inc. ........................ 462,684 2,637,299
Doximity, Inc. , Class A ................. 512,283 11,936,194
Veeva Systems, Inc. , Class A ............. 570,543 100,221,583
114,795,076
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 2,630,653 50,403,311
Park Hotels & Resorts, Inc. .............. 706,603 7,440,530
57,843,841
Hotels, Restaurants & Leisure — 3.7%
Aramark ........................... 999,746 40,529,703
Boyd Gaming Corp. ................... 209,957 17,254,266
Caesars Entertainment, Inc.
(a)
............ 783,142 20,698,443
Carnival Corp. ....................... 4,381,643 113,396,921
Cava Group, Inc.
(a) (b)
................... 380,876 30,812,868
Choice Hotels International, Inc.
(b)
.......... 103,346 10,696,311
Churchill Downs, Inc. .................. 255,100 22,915,633
Darden Restaurants, Inc. ............... 439,871 86,232,311
Domino's Pizza, Inc. ................... 119,767 42,971,202
DraftKings, Inc. , Class A
(a) (b)
.............. 1,843,856 39,864,167
Dutch Bros, Inc. , Class A
(a) (b)
............. 478,296 24,230,475
Expedia Group, Inc. ................... 443,830 102,475,909
Flutter Entertainment plc
(a) (b)
.............. 604,526 61,631,426
Hilton Worldwide Holdings, Inc. ........... 872,647 265,354,500
Hyatt Hotels Corp. , Class A
(b)
............. 154,886 22,271,058
Las Vegas Sands Corp. ................ 1,170,046 63,042,078
MGM Resorts International
(a)
............. 783,335 28,991,228
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 1,735,625 32,456,188
Penn Entertainment, Inc.
(a)
............... 501,550 7,538,296
Planet Fitness, Inc. , Class A
(a)
............ 321,459 23,910,120
Restaurant Brands International, Inc. ........ 1,304,962 96,436,692
Royal Caribbean Cruises Ltd. ............ 969,454 266,774,352
Texas Roadhouse, Inc. ................. 253,843 41,919,633
Travel + Leisure Co. ................... 237,673 16,444,595
Vail Resorts, Inc. ..................... 131,528 16,877,673
Viking Holdings Ltd.
(a)
.................. 664,026 48,792,630
Wendy's Co. (The) .................... 623,638 4,334,284
Wingstop, Inc. ....................... 106,632 16,524,761
Wyndham Hotels & Resorts, Inc. .......... 284,837 23,137,310
Wynn Resorts Ltd. .................... 293,600 29,815,080
Yum! Brands, Inc. .................... 1,067,019 165,900,114
1,784,230,227
Household Durables — 1.5%
DR Horton, Inc. ...................... 989,325 135,755,177
Garmin Ltd. ......................... 623,549 144,669,604

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Lennar Corp. , Class A .................. 785,940 $ 68,251,029
Lennar Corp. , Class B ................. 36,464 3,067,352
Mohawk Industries, Inc.
(a) (b)
.............. 193,746 19,076,231
Newell Brands, Inc. ................... 1,587,333 5,444,552
NVR, Inc.
(a)
......................... 10,343 68,158,612
PulteGroup, Inc. ..................... 743,801 87,478,436
SharkNinja, Inc.
(a) (b)
................... 319,912 33,878,681
Somnigroup International, Inc. ............ 773,887 57,205,727
Toll Brothers, Inc. ..................... 361,571 49,343,594
TopBuild Corp.
(a) (b)
.................... 107,758 37,855,385
Whirlpool Corp. ...................... 230,685 12,438,535
722,622,915
Household Products — 0.3%
Church & Dwight Co., Inc. ............... 920,149 85,868,305
Clorox Co. (The) ..................... 465,108 48,199,142
Reynolds Consumer Products, Inc. ......... 209,283 4,432,614
138,500,061
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The) ..................... 2,646,641 37,291,172
Brookfield Renewable Corp. ............. 520,213 20,720,084
Clearway Energy, Inc. , Class A ............ 132,229 5,179,410
Clearway Energy, Inc. , Class C ........... 320,790 12,603,839
Talen Energy Corp.
(a)
.................. 173,431 55,364,378
Vistra Corp. ........................ 1,294,946 194,669,232
325,828,115
Industrial REITs — 0.3%
Americold Realty Trust, Inc. .............. 1,088,087 12,469,477
EastGroup Properties, Inc. .............. 202,775 37,531,625
First Industrial Realty Trust, Inc. ........... 492,995 28,519,761
Lineage, Inc. ........................ 276,014 9,042,219
Rexford Industrial Realty, Inc. ............ 889,361 29,108,785
STAG Industrial, Inc. .................. 718,697 25,916,214
142,588,081
Insurance — 3.8%
Allstate Corp. (The) ................... 997,867 206,897,744
American Financial Group, Inc. ........... 253,491 32,373,336
Arch Capital Group Ltd.
(a)
............... 1,347,303 129,327,615
Assurant, Inc. ....................... 191,515 41,713,882
Assured Guaranty Ltd. ................. 169,480 13,809,230
Axis Capital Holdings Ltd. ............... 272,019 27,585,447
Brighthouse Financial, Inc.
(a) (b)
............ 221,649 13,272,342
Brown & Brown, Inc. ................... 1,088,322 70,969,478
Cincinnati Financial Corp. ............... 589,625 92,777,494
CNA Financial Corp. ................... 85,539 3,927,951
Everest Group Ltd. .................... 159,143 52,015,890
Fidelity National Financial, Inc. , Class A ...... 983,624 45,620,481
First American Financial Corp. ............ 370,611 22,344,137
Globe Life, Inc. ...................... 305,771 42,554,150
Hanover Insurance Group, Inc. (The) ....... 136,540 23,669,209
Hartford Insurance Group, Inc. (The) ........ 1,076,160 145,529,117
Kemper Corp. ....................... 230,066 7,030,817
Kinsale Capital Group, Inc.
(b)
............. 85,062 29,062,283
Lincoln National Corp. ................. 489,910 17,391,805
Loews Corp. ........................ 645,648 68,916,467
Markel Group, Inc.
(a) (b)
.................. 47,739 91,375,788
Old Republic International Corp. ........... 875,091 34,916,131
Primerica, Inc. ....................... 122,290 30,631,199
Principal Financial Group, Inc. ............ 834,077 75,158,678
Prudential Financial, Inc. ................ 1,339,332 130,839,343
Reinsurance Group of America, Inc. ........ 252,349 51,519,572
RenaissanceRe Holdings Ltd. ............ 173,732 51,638,362
RLI Corp. .......................... 314,780 17,955,051
Security
Shares
Shares Value
Insurance (continued)
Ryan Specialty Holdings, Inc. , Class A ....... 424,085 $ 14,308,628
Unum Group ........................ 637,159 46,531,722
White Mountains Insurance Group Ltd. ...... 9,524 20,923,847
Willis Towers Watson plc ................ 366,297 106,482,538
WR Berkley Corp.
(b)
................... 862,484 57,165,439
1,816,235,173
Interactive Media & Services — 0.3%
IAC, Inc.
(a)
.......................... 247,036 9,888,851
Match Group, Inc. .................... 906,245 27,830,784
Pinterest, Inc. , Class A
(a) (b)
............... 2,261,238 41,471,105
Reddit, Inc. , Class A
(a)
.................. 496,045 66,792,459
Trump Media & Technology Group Corp.
(a) (b)
... 628,525 5,832,712
ZoomInfo Technologies, Inc.
(a)
............ 1,013,021 6,057,866
157,873,777
IT Services — 1.8%
Akamai Technologies, Inc.
(a) (b)
............. 537,713 61,756,338
Amdocs Ltd. ........................ 409,404 26,717,705
Cloudflare, Inc. , Class A
(a)
............... 1,199,583 247,521,956
Cognizant Technology Solutions Corp. , Class A . 1,845,604 113,227,806
DXC Technology Co.
(a) (b)
................ 658,742 8,280,387
EPAM Systems, Inc.
(a) (b)
................ 206,970 28,023,738
Gartner, Inc.
(a) (b)
...................... 269,010 42,595,043
Globant SA
(a) (b)
...................... 167,046 7,702,491
GoDaddy, Inc. , Class A
(a) (b)
............... 516,128 42,668,302
Kyndryl Holdings, Inc.
(a)
................. 886,694 11,633,425
MongoDB, Inc. , Class A
(a)
............... 301,742 73,857,389
Okta, Inc. , Class A
(a)
................... 638,859 50,284,592
Twilio, Inc. , Class A
(a)
.................. 540,409 67,994,260
VeriSign, Inc. ....................... 318,749 79,164,502
861,427,934
Leisure Products — 0.2%
Brunswick Corp. ..................... 251,592 18,305,834
Hasbro, Inc. ........................ 534,797 50,056,999
Mattel, Inc.
(a)
........................ 1,192,606 17,328,565
YETI Holdings, Inc.
(a) (b)
................. 295,967 10,829,433
96,520,831
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc. ............... 1,090,024 124,240,936
Avantor, Inc.
(a)
....................... 2,538,933 19,905,235
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 71,100 19,819,125
Bio-Techne Corp. ..................... 593,592 31,021,118
Bruker Corp.
(b)
....................... 396,490 14,321,219
Charles River Laboratories International, Inc.
(a) (b)
187,278 32,305,455
Illumina, Inc.
(a) (b)
...................... 588,231 72,505,353
IQVIA Holdings, Inc.
(a) (b)
................. 646,180 110,199,537
Medpace Holdings, Inc.
(a)
............... 85,670 41,137,877
Mettler-Toledo International, Inc.
(a)
......... 78,709 99,267,791
QIAGEN NV
(b)
....................... 774,981 31,030,239
Repligen Corp.
(a)
...................... 202,700 23,882,114
Revvity, Inc.
(b)
....................... 435,646 38,166,946
Sotera Health Co.
(a)
................... 938,213 13,453,974
Tempus AI, Inc. , Class A
(a) (b)
.............. 377,821 17,085,066
Waters Corp.
(a)
...................... 375,647 111,867,677
West Pharmaceutical Services, Inc. ........ 273,607 68,576,858
868,786,520
Machinery — 3.9%
AGCO Corp. ........................ 238,296 27,611,358
Allison Transmission Holdings, Inc. ......... 316,680 37,070,561
CNH Industrial NV .................... 3,365,023 37,015,253
Crane Co. .......................... 188,547 32,241,537
Cummins, Inc. ....................... 526,548 283,293,355
Donaldson Co., Inc. ................... 441,554 37,474,688

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Dover Corp. ........................ 518,807 $ 108,145,319
Esab Corp. ......................... 217,731 21,045,878
Flowserve Corp. ..................... 483,670 35,554,582
Fortive Corp. ........................ 1,211,184 66,954,252
Gates Industrial Corp. plc
(a)
.............. 975,500 22,056,055
Graco, Inc. ......................... 634,885 53,743,015
IDEX Corp. ......................... 289,077 54,794,545
Ingersoll Rand, Inc.
(b)
.................. 1,520,949 121,858,434
ITT, Inc. ........................... 328,225 62,536,709
Lincoln Electric Holdings, Inc. ............ 204,715 50,990,412
Middleby Corp. (The)
(a) (b)
................ 183,740 24,360,249
Mueller Industries, Inc. ................. 414,920 45,973,136
Nordson Corp. ....................... 204,040 54,286,882
Oshkosh Corp. ...................... 239,860 35,309,791
Otis Worldwide Corp. .................. 1,492,964 115,077,665
Pentair plc ......................... 622,448 54,221,445
RBC Bearings, Inc.
(a)
.................. 118,698 64,467,258
Snap-on, Inc. ....................... 195,712 71,086,513
Stanley Black & Decker, Inc. ............. 592,545 42,106,248
Timken Co. (The) ..................... 240,773 24,214,541
Toro Co. (The) ....................... 378,413 35,358,911
Westinghouse Air Brake Technologies Corp. ... 648,332 162,024,650
Xylem, Inc. ......................... 931,183 111,276,368
1,892,149,610
Marine Transportation — 0.1%
Kirby Corp.
(a)
........................ 207,690 27,597,847
Media — 0.9%
Charter Communications, Inc. , Class A
(a) (b)
.... 313,371 67,650,531
DoubleVerify Holdings, Inc.
(a)
............. 546,695 5,193,602
Fox Corp. , Class A, NVS ................ 788,100 46,025,040
Fox Corp. , Class B .................... 572,315 30,389,927
Liberty Broadband Corp. , Class A
(a)
......... 65,567 3,292,775
Liberty Broadband Corp. , Class C, NVS
(a) (b)
... 438,835 22,073,400
New York Times Co. (The) , Class A ......... 612,711 51,302,292
News Corp. , Class A, NVS .............. 1,452,431 36,209,105
News Corp. , Class B
(b)
................. 479,104 13,659,255
Nexstar Media Group, Inc. ............... 107,961 19,522,588
NIQ Global Intelligence plc
(a) (b)
............ 264,984 3,012,868
Omnicom Group, Inc. .................. 1,196,014 90,071,814
Sirius XM Holdings, Inc. ................ 725,013 16,733,300
Trade Desk, Inc. (The) , Class A
(a)
.......... 1,684,111 38,212,479
443,348,976
Metals & Mining — 1.4%
Alcoa Corp. ......................... 990,155 65,676,981
Anglogold Ashanti plc .................. 1,927,085 187,620,996
Cleveland-Cliffs, Inc.
(a) (b)
................ 2,165,453 18,298,078
MP Materials Corp. , Class A
(a) (b)
........... 548,162 26,454,298
Nucor Corp. ........................ 878,488 148,552,321
Reliance, Inc. ....................... 199,211 60,544,207
Royal Gold, Inc. ...................... 321,805 81,896,154
Steel Dynamics, Inc. ................... 524,005 94,320,900
683,363,935
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.
(b)
............... 4,244,763 42,574,973
Annaly Capital Management, Inc. .......... 2,711,127 57,340,336
Rithm Capital Corp. ................... 2,133,614 20,226,661
Starwood Property Trust, Inc. ............. 1,329,844 22,899,913
143,041,883
Multi-Utilities — 2.0%
Ameren Corp. ....................... 1,032,639 113,507,679
CenterPoint Energy, Inc. ................ 2,493,573 107,622,611
CMS Energy Corp. .................... 1,158,596 89,883,877
Security
Shares
Shares Value
Multi-Utilities (continued)
Consolidated Edison, Inc. ............... 1,378,516 $ 156,020,441
DTE Energy Co. ..................... 792,876 115,934,329
NiSource, Inc. ....................... 1,827,053 85,250,293
Public Service Enterprise Group, Inc. ....... 1,909,612 154,583,091
WEC Energy Group, Inc. ................ 1,245,382 144,177,874
966,980,195
Office REITs — 0.2%
BXP, Inc. .......................... 606,554 31,480,153
Cousins Properties, Inc. ................ 644,613 14,548,915
Highwoods Properties, Inc. .............. 416,050 8,907,630
Kilroy Realty Corp. .................... 449,272 12,673,963
Vornado Realty Trust .................. 674,338 17,526,045
85,136,706
Oil, Gas & Consumable Fuels — 6.5%
Antero Midstream Corp. ................ 1,276,878 29,112,818
Antero Resources Corp.
(a)
............... 1,108,030 47,024,793
APA Corp. ......................... 1,339,394 56,843,881
Cheniere Energy, Inc. .................. 815,288 231,346,123
Chevron Corp. ....................... 3 667
Chord Energy Corp. ................... 215,495 30,639,079
Coterra Energy, Inc. ................... 2,890,445 101,570,237
Devon Energy Corp. ................... 2,318,882 116,686,142
Diamondback Energy, Inc. ............... 752,698 148,876,138
DT Midstream, Inc. .................... 387,904 52,239,032
EQT Corp. ......................... 2,307,099 146,823,780
Expand Energy Corp. .................. 870,509 95,564,478
HF Sinclair Corp. ..................... 599,364 37,394,320
Kinder Morgan, Inc. ................... 7,440,519 249,480,602
Marathon Petroleum Corp. .............. 1,150,461 280,919,567
Matador Resources Co. ................ 447,908 28,298,828
Occidental Petroleum Corp. .............. 2,696,730 175,287,450
ONEOK, Inc. ........................ 2,391,320 216,151,415
Ovintiv, Inc. ......................... 1,098,272 65,193,426
Permian Resources Corp. , Class A ......... 2,627,038 56,008,450
Phillips 66 .......................... 1,541,839 280,892,229
Range Resources Corp. ................ 904,346 40,858,352
Targa Resources Corp. ................. 812,998 203,842,989
Texas Pacific Land Corp.
(b)
.............. 220,657 104,714,986
Valero Energy Corp. ................... 1,163,004 287,355,028
Viper Energy, Inc. .................... 712,617 33,485,873
3,116,610,683
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ................. 242,101 17,612,848
Passenger Airlines — 0.8%
Alaska Air Group, Inc.
(a) (b)
............... 442,554 16,277,136
American Airlines Group, Inc.
(a) (b)
.......... 2,496,574 26,813,205
Delta Air Lines, Inc. ................... 2,493,714 165,782,107
Southwest Airlines Co. ................. 1,765,915 66,345,426
United Airlines Holdings, Inc.
(a) (b)
........... 1,245,368 114,661,032
389,878,906
Personal Care Products — 0.4%
BellRing Brands, Inc.
(a)
................. 447,135 7,194,402
Coty, Inc. , Class A
(a)
................... 1,353,574 2,720,684
elf Beauty, Inc.
(a) (b)
.................... 225,076 13,641,856
Estee Lauder Cos., Inc. (The) , Class A ...... 939,169 67,404,159
Kenvue, Inc. ........................ 7,265,683 125,260,375
216,221,476
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc.
(a)
............. 360,120 14,516,437
Elanco Animal Health, Inc.
(a) (b)
............ 1,887,067 45,157,513
Jazz Pharmaceuticals plc
(a) (b)
............. 223,725 42,295,211

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Organon & Co. ...................... 1,000,342 $ 5,992,049
Perrigo Co. plc ...................... 521,956 5,605,807
Royalty Pharma plc , Class A ............. 1,472,535 70,637,504
Viatris, Inc. ......................... 4,427,305 59,812,891
244,017,412
Professional Services — 1.8%
Amentum Holdings, Inc.
(a) (b)
.............. 611,464 15,946,981
Booz Allen Hamilton Holding Corp. ......... 459,443 35,850,337
Broadridge Financial Solutions, Inc. ........ 444,935 72,293,039
CACI International, Inc. , Class A
(a)
......... 82,893 45,083,016
Clarivate plc
(a) (b)
...................... 1,417,273 3,585,701
Concentrix Corp. ..................... 170,964 4,677,575
Equifax, Inc. ........................ 467,210 84,130,505
ExlService Holdings, Inc.
(a)
.............. 595,641 18,137,268
FTI Consulting, Inc.
(a)
.................. 116,496 20,592,998
Genpact Ltd. ........................ 612,220 22,805,195
Jacobs Solutions, Inc. .................. 448,404 57,072,861
KBR, Inc. .......................... 480,115 17,697,039
Leidos Holdings, Inc. .................. 488,420 75,959,078
ManpowerGroup, Inc. .................. 182,434 5,374,506
Parsons Corp.
(a) (b)
..................... 202,268 10,956,857
Paychex, Inc. ....................... 1,234,630 113,734,115
Paycom Software, Inc. ................. 192,503 23,396,815
Paylocity Holding Corp.
(a)
............... 169,429 18,305,109
Robert Half, Inc. ..................... 383,545 9,742,043
Science Applications International Corp. ..... 175,146 16,624,858
SS&C Technologies Holdings, Inc. ......... 802,233 54,206,884
TransUnion ......................... 746,735 51,666,595
Verisk Analytics, Inc. ................... 535,345 101,581,714
879,421,089
Real Estate Management & Development — 0.7%
(a)
CBRE Group, Inc. , Class A .............. 1,137,124 154,034,817
CoStar Group, Inc.
(b)
................... 1,597,778 64,454,365
Howard Hughes Holdings, Inc.
(b)
........... 119,977 7,589,745
Jones Lang LaSalle, Inc. ................ 180,944 55,064,878
Zillow Group, Inc. , Class A
(b)
............. 184,010 7,616,174
Zillow Group, Inc. , Class C, NVS .......... 630,472 26,088,931
314,848,910
Residential REITs — 1.2%
American Homes 4 Rent , Class A .......... 1,310,147 36,579,304
AvalonBay Communities, Inc. ............ 544,564 88,954,529
Camden Property Trust ................. 403,060 39,362,840
Equity LifeStyle Properties, Inc. ........... 735,559 45,913,593
Equity Residential .................... 1,447,657 85,628,911
Essex Property Trust, Inc. ............... 243,827 59,006,134
Invitation Homes, Inc. .................. 2,343,441 58,234,509
Mid-America Apartment Communities, Inc. .... 446,188 54,488,479
Sun Communities, Inc. ................. 469,515 59,140,109
UDR, Inc. .......................... 1,263,937 42,695,792
570,004,200
Retail REITs — 1.4%
Agree Realty Corp. ................... 431,846 32,552,552
Brixmor Property Group, Inc. ............. 1,168,089 33,640,963
Federal Realty Investment Trust ........... 324,806 34,497,645
Kimco Realty Corp. ................... 2,560,611 57,536,929
NNN REIT, Inc. ...................... 722,748 30,377,098
Realty Income Corp. ................... 3,504,281 214,391,912
Regency Centers Corp. ................ 690,072 52,210,848
Simon Property Group, Inc. .............. 1,239,817 231,263,065
686,471,012
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems, Inc.
(a) (b)
............ 469,846 $ 14,814,244
Amkor Technology, Inc. ................. 475,530 21,413,116
Astera Labs, Inc.
(a) (b)
................... 494,855 54,236,108
Cirrus Logic, Inc.
(a)
.................... 196,624 28,435,763
Enphase Energy, Inc.
(a) (b)
................ 487,099 18,417,213
Entegris, Inc. ........................ 574,341 67,335,739
First Solar, Inc.
(a) (b)
.................... 388,453 76,626,239
GLOBALFOUNDRIES, Inc.
(a)
............. 473,811 21,075,113
Lattice Semiconductor Corp.
(a)
............ 521,082 48,335,566
MACOM Technology Solutions Holdings, Inc.
(a)
. 253,968 56,398,674
Microchip Technology, Inc. ............... 2,018,749 130,431,373
MKS, Inc. .......................... 257,468 59,168,721
Monolithic Power Systems, Inc. ........... 176,980 193,501,083
ON Semiconductor Corp.
(a)
.............. 1,537,851 95,223,734
Onto Innovation, Inc.
(a)
................. 185,729 38,087,446
Qnity Electronics, Inc. .................. 800,549 92,367,344
Qorvo, Inc.
(a)
........................ 323,036 25,002,986
Skyworks Solutions, Inc. ................ 571,977 30,629,368
Teradyne, Inc. ....................... 599,486 177,723,620
Universal Display Corp. ................ 169,431 15,530,046
1,264,753,496
Software — 2.5%
Appfolio, Inc. , Class A
(a) (b)
............... 84,635 13,357,096
Aurora Innovation, Inc. , Class A
(a) (b)
......... 4,453,375 18,347,905
Bentley Systems, Inc. , Class B
(b)
........... 602,340 21,154,181
BILL Holdings, Inc.
(a)
................... 307,396 11,773,267
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 2,302,256 13,813,536
Circle Internet Group, Inc. , Class A
(a)
........ 435,270 41,529,111
Datadog, Inc. , Class A
(a)
................ 1,193,798 140,927,854
DocuSign, Inc.
(a)
..................... 757,909 35,932,466
Dolby Laboratories, Inc. , Class A .......... 234,785 14,101,187
Dropbox, Inc. , Class A
(a) (b)
............... 659,206 14,977,160
Dynatrace, Inc.
(a) (b)
.................... 1,126,661 41,663,924
Elastic NV
(a)
........................ 356,176 17,805,238
Fair Isaac Corp.
(a) (b)
................... 88,642 94,628,881
Gen Digital, Inc. ...................... 2,102,728 39,594,368
Gitlab, Inc. , Class A
(a)
.................. 545,600 11,806,784
Guidewire Software, Inc.
(a)
............... 324,247 48,494,381
HubSpot, Inc.
(a)
...................... 194,808 47,552,633
Manhattan Associates, Inc.
(a)
............. 225,523 30,021,622
nCino, Inc.
(a)
........................ 425,574 6,375,099
Nutanix, Inc. , Class A
(a)
................. 989,423 37,607,968
Pegasystems, Inc. .................... 352,295 14,993,675
Procore Technologies, Inc.
(a) (b)
............ 482,318 27,492,126
PTC, Inc.
(a)
......................... 451,461 64,328,678
RingCentral, Inc. , Class A ............... 286,333 10,648,724
Rubrik, Inc. , Class A
(a)
.................. 550,536 26,959,748
SailPoint, Inc.
(a) (b)
..................... 236,459 3,130,717
Samsara, Inc. , Class A
(a) (b)
............... 1,231,377 39,022,337
SentinelOne, Inc. , Class A
(a)
.............. 1,174,598 15,128,822
Teradata Corp.
(a) (b)
.................... 360,238 9,232,900
Trimble, Inc.
(a)
....................... 912,231 59,504,828
Tyler Technologies, Inc.
(a) (b)
.............. 164,932 56,469,418
UiPath, Inc. , Class A
(a) (b)
................ 1,549,021 17,194,133
Unity Software, Inc.
(a)
.................. 1,246,732 27,353,300
Zoom Communications, Inc. , Class A
(a)
...... 1,020,526 82,040,085
Zscaler, Inc.
(a)
....................... 382,939 53,722,512
1,208,686,664
Specialized REITs — 2.1%
Crown Castle, Inc. .................... 1,659,662 134,947,117
CubeSmart ......................... 870,229 31,893,893
Digital Realty Trust, Inc. ................ 1,316,625 237,268,991
EPR Properties ...................... 287,560 14,366,497

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs (continued)
Extra Space Storage, Inc. ............... 806,236 $ 105,721,727
Fermi, Inc.
(a) (b)
....................... 136,882 799,391
Gaming & Leisure Properties, Inc. ......... 1,039,475 46,121,506
Iron Mountain, Inc. .................... 1,122,607 114,663,079
Lamar Advertising Co. , Class A ........... 331,512 41,989,310
Millrose Properties, Inc. , Class A ........... 592,043 16,577,204
National Storage Affiliates Trust ........... 272,197 10,272,715
Rayonier, Inc. ....................... 1,138,930 23,484,736
SBA Communications Corp. ............. 405,653 69,816,938
VICI Properties, Inc. ................... 4,087,557 111,672,057
Weyerhaeuser Co. .................... 2,776,176 67,821,980
1,027,417,141
Specialty Retail — 2.5%
AutoNation, Inc.
(a)
..................... 102,566 20,027,037
Bath & Body Works, Inc. ................ 786,962 14,692,581
Best Buy Co., Inc. .................... 738,721 47,425,888
Burlington Stores, Inc.
(a)
................ 240,604 78,287,729
CarMax, Inc.
(a) (b)
...................... 546,251 22,713,117
Carvana Co. , Class A
(a) (b)
................ 517,564 162,711,770
Chewy, Inc. , Class A
(a)
................. 892,835 24,106,545
Dick's Sporting Goods, Inc. .............. 242,009 47,987,965
Five Below, Inc.
(a)
..................... 205,508 46,954,468
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 408,007 20,726,756
GameStop Corp. , Class A
(a) (b)
............. 1,558,825 35,915,328
Gap, Inc. (The) ...................... 873,935 21,149,227
Lithia Motors, Inc. , Class A .............. 91,984 22,970,244
Murphy USA, Inc. .................... 65,072 32,143,616
Penske Automotive Group, Inc.
(b)
.......... 70,275 10,507,518
RH
(a)
............................. 59,258 8,285,454
Ross Stores, Inc. ..................... 1,219,156 264,105,764
Tractor Supply Co. .................... 2,034,906 92,181,242
Ulta Beauty, Inc.
(a)
.................... 169,768 88,739,431
Valvoline, Inc.
(a)
...................... 490,659 16,525,395
Wayfair, Inc. , Class A
(a) (b)
................ 376,264 28,298,815
Williams-Sonoma, Inc. ................. 440,205 80,262,578
1,186,718,468
Technology Hardware, Storage & Peripherals — 2.2%
Everpure, Inc. , Class A
(a)
................ 1,204,006 71,084,514
Hewlett Packard Enterprise Co. ........... 5,093,831 121,284,116
HP, Inc.
(b)
.......................... 3,518,014 67,581,049
NetApp, Inc. ........................ 757,051 77,514,452
Sandisk Corp.
(a)
...................... 547,207 347,662,495
Super Micro Computer, Inc.
(a) (b)
............ 1,961,210 44,656,752
Western Digital Corp.
(b)
................. 1,301,712 352,100,079
1,081,883,457
Textiles, Apparel & Luxury Goods — 0.8%
Amer Sports, Inc.
(a)
.................... 576,737 18,986,182
Birkenstock Holding plc
(a) (b)
.............. 164,092 5,879,416
Columbia Sportswear Co. ............... 102,399 5,612,489
Crocs, Inc.
(a)
........................ 195,258 16,210,319
Deckers Outdoor Corp.
(a)
................ 554,023 55,452,162
Lululemon Athletica, Inc.
(a) (b)
.............. 391,628 59,958,247
On Holding AG , Class A
(a) (b)
.............. 863,456 29,374,773
PVH Corp. ......................... 173,350 12,092,896
Ralph Lauren Corp. , Class A ............. 145,448 50,032,658
Tapestry, Inc. ........................ 781,953 110,341,388
Under Armour, Inc. , Class A
(a) (b)
........... 721,284 4,262,788
Under Armour, Inc. , Class C, NVS
(a) (b)
....... 741,726 4,294,594
VF Corp. .......................... 1,346,609 22,878,887
395,376,799
Security
Shares
Shares Value
Trading Companies & Distributors — 2.1%
Air Lease Corp. , Class A ................ 399,146 $ 25,920,541
Applied Industrial Technologies, Inc. ........ 142,212 37,731,688
Core & Main, Inc. , Class A
(a)
.............. 727,346 35,930,892
Fastenal Co. ........................ 4,393,904 203,877,146
Ferguson Enterprises, Inc. ............... 730,516 170,400,162
MSC Industrial Direct Co., Inc. , Class A ...... 170,038 15,689,406
QXO, Inc.
(a) (b)
........................ 2,469,083 47,949,592
SiteOne Landscape Supply, Inc.
(a) (b)
......... 170,029 22,632,560
United Rentals, Inc. ................... 242,928 176,987,624
Watsco, Inc. ........................ 133,487 48,561,236
WESCO International, Inc. ............... 179,990 49,248,864
WW Grainger, Inc. .................... 167,359 182,556,871
1,017,486,582
Water Utilities — 0.3%
American Water Works Co., Inc. ........... 745,392 101,440,397
Essential Utilities, Inc. .................. 1,073,589 43,233,429
144,673,826
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA .......... 383,863 28,766,693
Total Long-Term Investments — 99 .8%
(Cost: $ 36,255,183,023 ) ............................ 48,145,392,948
Short-Term Securities
Money Market Funds — 2.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 1,292,971,026 1,293,229,620
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 87,918,700 87,918,700
Total Short-Term Securities — 2 .9%
(Cost: $ 1,380,638,093 ) ............................ 1,381,148,320
Total Investments — 102 .7%
(Cost: $ 37,635,821,116 ) ............................ 49,526,541,268
Liabilities in Excess of Other Assets — (2.7) % ............. (1,291,758,321)
Net Assets — 100.0% ...............................
$ 48,234,782,947
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
33
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,264,259,429 $ 29,347,376
(a)
$ — $ (82,295) $ (294,890) $ 1,293,229,620 1,292,971,026 $ 8,529,755
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 65,763,291 22,155,409
(a)
— — — 87,918,700 87,918,700 2,591,260 —
$ (82,295) $ (294,890) $ 1,381,148,320 $ 11,121,015 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 E-Mini Index .................................................... 19 06/18/26 $ 3,410 $ (15,170)
Russell 1000 Value E-Mini Index ................................................ 280 06/18/26 29,628 (28,319)
Russell 2000 E-Mini Index .................................................... 27 06/18/26 3,391 16,274
S&P Midcap 400 E-Mini Index ................................................. 132 06/18/26 44,834 340,859
$ 313,644
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 357,133 $ — $ — $ — $ 357,133
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 43,489 — — — 43,489
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap ETF
34
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 5,064,142 $ — $ — $ — $ 5,064,142
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (1,015,348) $ — $ — $ — $ (1,015,348)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 89,790,808
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 48,145,392,948 $ — $ — $ 48,145,392,948
Short-Term Securities
Money Market Funds ...................................... 1,381,148,320 — — 1,381,148,320
$ 49,526,541,268 $ — $ — $ 49,526,541,268
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 357,133 $ — $ — $ 357,133
Liabilities
Equity contracts ........................................... (43,489) — — (43,489)
$ 313,644 $ — $ — $ 313,644
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 8.0%
Axon Enterprise, Inc.
(a) (b)
................ 506,517 $ 215,112,705
BWX Technologies, Inc. ................ 107,768 22,037,478
Carpenter Technology Corp. ............. 56,895 22,425,164
FTAI Aviation Ltd. ..................... 682,364 167,179,180
HEICO Corp.
(a)
...................... 284,666 78,055,417
HEICO Corp. , Class A .................. 502,733 106,121,909
Howmet Aerospace, Inc. ................ 2,686,151 619,050,360
Karman Holdings, Inc.
(a) (b)
............... 339,845 27,204,592
Leonardo DRS, Inc. ................... 198,174 8,822,707
Loar Holdings, Inc.
(a) (b)
.................. 257,973 14,779,273
Rocket Lab Corp.
(a) (b)
.................. 3,279,321 210,597,995
StandardAero, Inc.
(b)
................... 135,233 3,493,068
1,494,879,848
Banks — 0.1%
Popular, Inc. ........................ 40,623 5,450,388
Western Alliance Bancorp ............... 151,217 10,713,724
16,164,112
Beverages — 0.3%
Celsius Holdings, Inc.
(a) (b)
................ 1,105,408 39,219,876
Coca-Cola Consolidated, Inc. ............. 51,893 9,949,964
49,169,840
Biotechnology — 5.5%
(b)
Alnylam Pharmaceuticals, Inc. ............ 849,146 280,956,937
Apellis Pharmaceuticals, Inc.
(a)
............ 722,160 29,052,497
Caris Life Sciences, Inc.
(a)
............... 302,974 5,417,175
Exelixis, Inc.
(a)
....................... 1,430,704 61,362,895
Halozyme Therapeutics, Inc.
(a)
............ 776,769 50,202,580
Incyte Corp.
(a)
....................... 277,737 26,140,606
Insmed, Inc.
(a)
....................... 1,314,712 214,981,706
Ionis Pharmaceuticals, Inc.
(a)
............. 986,222 74,055,410
Natera, Inc. ......................... 884,938 176,978,751
Neurocrine Biosciences, Inc. ............. 555,809 73,222,278
Sarepta Therapeutics, Inc.
(a)
............. 550,736 11,984,015
Summit Therapeutics, Inc.
(a)
.............. 781,594 14,819,022
Ultragenyx Pharmaceutical, Inc. ........... 617,069 12,927,596
Viking Therapeutics, Inc.
(a)
............... 57,292 1,864,282
1,033,965,750
Broadline Retail — 1.0%
(a)(b)
Coupang, Inc. , Class A ................. 8,756,739 165,327,232
Etsy, Inc. .......................... 356,884 17,837,063
183,164,295
Building Products — 0.9%
AAON, Inc. ......................... 449,605 37,204,814
Armstrong World Industries, Inc. ........... 84,537 13,931,698
Carlisle Cos., Inc. .................... 32,581 10,869,673
Lennox International, Inc. ............... 212,932 98,828,129
Simpson Manufacturing Co., Inc.
(a)
......... 23,134 3,970,257
164,804,571
Capital Markets — 5.1%
Ameriprise Financial, Inc. ............... 556,081 247,122,396
Ares Management Corp. , Class A .......... 1,261,031 137,578,482
Bank of New York Mellon Corp. (The) ....... 334,655 39,700,123
Blue Owl Capital, Inc. , Class A ............ 4,337,354 39,600,042
Bullish
(a) (b)
.......................... 34,242 1,223,467
Coinbase Global, Inc. , Class A
(a) (b)
.......... 145,610 25,424,963
FactSet Research Systems, Inc. ........... 16,608 3,603,770
Freedom Holding Corp.
(a) (b)
.............. 100,590 14,573,479
Hamilton Lane, Inc. , Class A ............. 176,622 17,556,227
Houlihan Lokey, Inc. , Class A ............. 138,038 19,825,018
Security
Shares
Shares Value
Capital Markets (continued)
Jefferies Financial Group, Inc. ............ 250,477 $ 10,337,186
Lazard, Inc. ........................ 119,448 5,074,151
LPL Financial Holdings, Inc.
(a)
............ 534,011 160,646,529
Morningstar, Inc. ..................... 97,053 16,406,810
MSCI, Inc. ......................... 235,155 126,750,896
Robinhood Markets, Inc. , Class A
(a) (b)
........ 679,602 47,096,419
TPG, Inc. , Class A .................... 863,567 34,983,099
Tradeweb Markets, Inc. , Class A ........... 65,597 7,718,143
XP, Inc. , Class A ..................... 239,831 4,566,382
959,787,582
Commercial Services & Supplies — 1.0%
RB Global, Inc.
(a)
..................... 75,733 7,259,008
Rollins, Inc. ......................... 2,008,944 107,297,699
Tetra Tech, Inc. ...................... 321,298 9,677,496
Veralto Corp. ........................ 660,054 58,361,974
182,596,177
Communications Equipment — 0.3%
Lumentum Holdings, Inc.
(a) (b)
............. 35,524 24,964,846
Ubiquiti, Inc. ........................ 28,258 22,332,015
47,296,861
Construction & Engineering — 4.6%
Comfort Systems USA, Inc. .............. 233,024 321,337,766
EMCOR Group, Inc. ................... 102,568 75,726,980
MasTec, Inc.
(b)
....................... 87,693 28,214,346
Quanta Services, Inc.
(a)
................. 764,261 419,594,574
WillScot Holdings Corp. , Class A .......... 303,320 5,265,635
850,139,301
Construction Materials — 0.1%
(a)
Eagle Materials, Inc. ................... 13,133 2,488,047
James Hardie Industries plc , ADR
(b)
........ 632,797 11,985,175
14,473,222
Consumer Finance — 0.2%
Ally Financial, Inc. .................... 217,783 8,543,627
Credit Acceptance Corp.
(a) (b)
.............. 3,132 1,326,277
Figure Technology Solutions, Inc. , Class A
(a) (b)
.. 41,268 1,401,048
SLM Corp. ......................... 194,619 4,166,793
SoFi Technologies, Inc.
(a) (b)
.............. 1,112,603 17,668,136
33,105,881
Consumer Staples Distribution & Retail — 1.2%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 129,410 12,736,532
Casey's General Stores, Inc. ............. 37,266 27,124,431
Performance Food Group Co.
(a) (b)
.......... 126,248 10,814,404
Sprouts Farmers Market, Inc.
(a) (b)
.......... 657,357 50,701,945
Sysco Corp. ........................ 1,720,478 122,721,696
224,099,008
Distributors — 0.0%
Pool Corp. ......................... 41,223 8,340,650
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.
(b)
...... 48,527 3,985,523
Duolingo, Inc. , Class A
(a) (b)
............... 254,447 25,080,841
Grand Canyon Education, Inc.
(b)
........... 51,717 8,793,441
H&R Block, Inc. ...................... 141,411 4,488,385
42,348,190
Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 1,337,642 110,850,393
GCI Liberty, Inc. , Class A
(a) (b)
............. 5,437 200,353
GCI Liberty, Inc. , Class C, NVS
(b)
.......... 45,671 1,699,418

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap Growth ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Iridium Communications, Inc. ............. 48,048 $ 1,332,851
114,083,015
Electric Utilities — 1.1%
NRG Energy, Inc. ..................... 1,371,420 200,419,319
Electrical Equipment — 3.5%
Rockwell Automation, Inc. ............... 60,928 21,865,840
Vertiv Holdings Co. , Class A ............. 2,548,510 638,605,635
660,471,475
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp. ......................... 62,797 7,599,693
Jabil, Inc. .......................... 453,759 120,532,003
128,131,696
Entertainment — 3.0%
Liberty Media Corp.-Liberty Formula One , Class
A
(a) (b)
........................... 47,289 3,692,325
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(b)
........................ 435,459 37,022,724
Live Nation Entertainment, Inc.
(a) (b)
......... 1,060,656 161,760,647
ROBLOX Corp. , Class A
(b)
............... 4,154,833 234,997,354
Roku, Inc. , Class A
(b)
.................. 111,673 10,566,499
Take-Two Interactive Software, Inc.
(b)
........ 414,462 81,856,245
TKO Group Holdings, Inc. , Class A ......... 189,223 38,156,818
568,052,612
Financial Services — 2.3%
Affirm Holdings, Inc. , Class A
(b)
............ 1,098,007 50,310,681
Block, Inc. , Class A
(b)
.................. 1,329,075 79,983,733
Corpay, Inc.
(a) (b)
...................... 455,542 132,558,167
Equitable Holdings, Inc. ................ 1,704,279 63,245,794
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 443,753 19,405,319
Toast, Inc. , Class A
(b)
.................. 3,107,756 82,386,611
UWM Holdings Corp. , Class A ............ 207,618 751,577
WEX, Inc.
(a) (b)
........................ 20,494 3,136,402
431,778,284
Food Products — 0.2%
Darling Ingredients, Inc.
(a) (b)
.............. 116,840 7,226,554
Freshpet, Inc.
(a) (b)
..................... 86,925 5,125,098
Hershey Co. (The) .................... 118,367 24,607,316
36,958,968
Ground Transportation — 0.4%
Avis Budget Group, Inc.
(a) (b)
.............. 39,451 5,753,928
Lyft, Inc. , Class A
(a) (b)
................... 412,345 5,484,189
Old Dominion Freight Line, Inc.
(a)
.......... 68,963 13,475,370
U-Haul Holding Co. , NVS ............... 258,648 11,553,806
U-Haul Holding Co.
(a) (b)
................. 18,614 889,377
XPO, Inc.
(a) (b)
........................ 158,105 30,759,328
67,915,998
Health Care Equipment & Supplies — 4.1%
Dexcom, Inc.
(b)
...................... 2,619,257 164,489,340
IDEXX Laboratories, Inc.
(b)
............... 533,678 299,868,331
Inspire Medical Systems, Inc.
(b)
........... 191,665 9,886,081
Insulet Corp.
(b)
....................... 470,197 98,666,138
Masimo Corp.
(b)
...................... 301,896 53,698,242
Penumbra, Inc.
(a) (b)
.................... 254,063 83,426,667
ResMed, Inc. ....................... 231,001 51,855,104
761,889,903
Health Care Providers & Services — 3.3%
Cardinal Health, Inc. ................... 803,393 169,764,975
Cencora, Inc. ....................... 1,226,562 385,312,187
Chemed Corp. ....................... 8,287 3,130,331
Security
Shares
Shares Value
Health Care Providers & Services (continued)
DaVita, Inc.
(a) (b)
...................... 235,162 $ 36,142,048
Molina Healthcare, Inc.
(b)
................ 186,804 24,900,973
619,250,514
Health Care Technology — 0.9%
(b)
Doximity, Inc. , Class A
(a)
................ 898,145 20,926,778
Veeva Systems, Inc. , Class A ............. 795,548 139,745,962
160,672,740
Hotels, Restaurants & Leisure — 12.4%
Carnival Corp. ....................... 2,372,514 61,400,662
Cava Group, Inc.
(a) (b)
................... 667,666 54,014,179
Choice Hotels International, Inc.
(a)
.......... 54,965 5,688,878
Churchill Downs, Inc. .................. 372,951 33,502,188
Darden Restaurants, Inc. ............... 731,534 143,409,925
Domino's Pizza, Inc. ................... 63,728 22,864,969
DraftKings, Inc. , Class A
(b)
............... 3,229,220 69,815,736
Dutch Bros, Inc. , Class A
(a) (b)
............. 830,415 42,068,824
Expedia Group, Inc. ................... 777,150 179,436,164
Flutter Entertainment plc
(a) (b)
.............. 876,073 89,315,642
Hilton Worldwide Holdings, Inc. ........... 1,527,847 464,587,716
Las Vegas Sands Corp. ................ 2,055,023 110,724,639
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 2,742,392 51,282,730
Planet Fitness, Inc. , Class A
(b)
............ 554,407 41,236,793
Restaurant Brands International, Inc. ........ 1,457,588 107,715,753
Royal Caribbean Cruises Ltd. ............ 1,697,221 467,041,275
Texas Roadhouse, Inc. ................. 444,068 73,333,390
Travel + Leisure Co. ................... 135,156 9,351,444
Vail Resorts, Inc. ..................... 188,542 24,193,709
Viking Holdings Ltd.
(a) (b)
................. 1,169,387 85,926,557
Wendy's Co. (The)
(a)
................... 468,721 3,257,611
Wingstop, Inc. ....................... 185,845 28,800,400
Wyndham Hotels & Resorts, Inc. .......... 443,864 36,055,073
Yum! Brands, Inc. .................... 626,733 97,444,447
2,302,468,704
Household Durables — 0.6%
SharkNinja, Inc.
(a) (b)
................... 94,726 10,031,483
Somnigroup International, Inc. ............ 1,355,386 100,190,133
TopBuild Corp.
(a) (b)
.................... 13,419 4,714,095
114,935,711
Independent Power and Renewable Electricity Producers — 1.8%
Vistra Corp. ........................ 2,266,278 340,689,572
Insurance — 0.7%
Brown & Brown, Inc. ................... 204,608 13,342,488
Everest Group Ltd. .................... 39,611 12,946,855
Kinsale Capital Group, Inc.
(a)
............. 148,710 50,808,258
Markel Group, Inc.
(b)
................... 17,042 32,619,581
RLI Corp. .......................... 29,344 1,673,782
Ryan Specialty Holdings, Inc. , Class A ....... 742,308 25,045,472
136,436,436
Interactive Media & Services — 0.8%
(a)(b)
Pinterest, Inc. , Class A ................. 1,962,908 35,999,733
Reddit, Inc. , Class A ................... 868,141 116,895,185
Trump Media & Technology Group Corp. ..... 582,557 5,406,129
158,301,047
IT Services — 3.5%
(b)
Cloudflare, Inc. , Class A ................ 2,100,028 433,319,778
Gartner, Inc.
(a)
....................... 470,095 74,434,842
Globant SA
(a)
........................ 27,810 1,282,319
GoDaddy, Inc. , Class A ................. 902,536 74,612,651
Kyndryl Holdings, Inc. .................. 100,700 1,321,184
MongoDB, Inc. , Class A
(a)
............... 50,500 12,360,885

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Okta, Inc. , Class A
(a)
................... 441,258 $ 34,731,417
Twilio, Inc. , Class A ................... 162,119 20,397,813
652,460,889
Life Sciences Tools & Services — 0.9%
(b)
Medpace Holdings, Inc. ................ 149,847 71,955,031
Repligen Corp.
(a)
..................... 44,275 5,216,480
Sotera Health Co. .................... 159,437 2,286,327
Tempus AI, Inc. , Class A
(a)
............... 661,422 29,909,503
Waters Corp.
(a)
...................... 208,996 62,239,009
171,606,350
Machinery — 0.2%
Allison Transmission Holdings, Inc. ......... 93,266 10,917,718
RBC Bearings, Inc.
(b)
.................. 42,188 22,913,146
33,830,864
Media — 0.5%
DoubleVerify Holdings, Inc.
(b)
............. 462,639 4,395,071
Liberty Broadband Corp. , Class A
(b)
......... 23,154 1,162,794
Liberty Broadband Corp. , Class C, NVS
(a) (b)
... 158,851 7,990,205
Nexstar Media Group, Inc. ............... 11,328 2,048,442
NIQ Global Intelligence plc
(a) (b)
............ 231,676 2,634,156
Trade Desk, Inc. (The) , Class A
(b)
.......... 2,941,582 66,744,496
84,975,164
Metals & Mining — 0.3%
Anglogold Ashanti plc .................. 409,420 39,861,131
Steel Dynamics, Inc. ................... 87,910 15,823,800
55,684,931
Oil, Gas & Consumable Fuels — 4.1%
Cheniere Energy, Inc. .................. 642,451 182,301,896
HF Sinclair Corp. ..................... 106,361 6,635,863
Phillips 66 .......................... 193,485 35,249,097
Targa Resources Corp. ................. 1,422,806 356,740,149
Texas Pacific Land Corp.
(a)
.............. 386,406 183,372,831
764,299,836
Passenger Airlines — 0.1%
Alaska Air Group, Inc.
(a) (b)
............... 133,025 4,892,659
American Airlines Group, Inc.
(a) (b)
.......... 275,924 2,963,424
Southwest Airlines Co. ................. 324,365 12,186,393
20,042,476
Pharmaceuticals — 0.1%
Corcept Therapeutics, Inc.
(a) (b)
............ 632,430 25,493,253
Professional Services — 2.5%
Booz Allen Hamilton Holding Corp. ......... 803,193 62,673,150
Broadridge Financial Solutions, Inc. ........ 709,560 115,289,309
Equifax, Inc. ........................ 141,734 25,522,041
ExlService Holdings, Inc.
(b)
.............. 1,033,309 31,464,259
KBR, Inc. .......................... 63,340 2,334,712
Paychex, Inc. ....................... 677,751 62,434,422
Paycom Software, Inc. ................. 182,500 22,181,050
Paylocity Holding Corp.
(a) (b)
.............. 269,232 29,087,825
Verisk Analytics, Inc. ................... 562,086 106,655,819
457,642,587
Real Estate Management & Development — 0.4%
(b)
CBRE Group, Inc. , Class A .............. 218,572 29,607,763
CoStar Group, Inc.
(a)
................... 348,878 14,073,738
Jones Lang LaSalle, Inc. ................ 85,043 25,880,286
69,561,787
Security
Shares
Shares Value
Residential REITs — 0.1%
Sun Communities, Inc. ................. 156,974 $ 19,772,445
UDR, Inc. .......................... 121,284 4,096,973
23,869,418
Retail REITs — 0.5%
Simon Property Group, Inc. .............. 482,473 89,995,689
Semiconductors & Semiconductor Equipment — 3.2%
Astera Labs, Inc.
(a) (b)
................... 864,957 94,799,287
Enphase Energy, Inc.
(a) (b)
................ 854,566 32,311,141
Entegris, Inc. ........................ 163,411 19,158,306
Lattice Semiconductor Corp.
(b)
............ 776,486 72,026,841
MACOM Technology Solutions Holdings, Inc.
(b)
. 110,045 24,437,693
Monolithic Power Systems, Inc. ........... 310,051 338,994,261
Onto Innovation, Inc.
(b)
................. 72,360 14,838,865
596,566,394
Software — 6.8%
Appfolio, Inc. , Class A
(a) (b)
............... 147,135 23,220,846
Bentley Systems, Inc. , Class B
(a)
........... 1,053,271 36,990,878
Circle Internet Group, Inc. , Class A
(b)
........ 117,903 11,249,125
Datadog, Inc. , Class A
(b)
................ 2,091,053 246,848,807
DocuSign, Inc.
(b)
..................... 1,004,322 47,614,906
Dropbox, Inc. , Class A
(a) (b)
............... 306,093 6,954,433
Dynatrace, Inc.
(b)
..................... 1,969,799 72,843,167
Elastic NV
(b)
........................ 617,707 30,879,173
Fair Isaac Corp.
(a) (b)
................... 127,917 136,556,514
Gen Digital, Inc. ...................... 399,617 7,524,788
Gitlab, Inc. , Class A
(b)
.................. 946,399 20,480,074
Guidewire Software, Inc.
(b)
............... 569,388 85,157,669
HubSpot, Inc.
(b)
...................... 341,555 83,373,576
Manhattan Associates, Inc.
(a) (b)
............ 395,374 52,632,187
nCino, Inc.
(a) (b)
....................... 101,112 1,514,658
Nutanix, Inc. , Class A
(b)
................. 426,560 16,213,546
Pegasystems, Inc. .................... 204,849 8,718,373
Procore Technologies, Inc.
(a) (b)
............ 838,120 47,772,840
PTC, Inc.
(b)
......................... 91,128 12,984,829
RingCentral, Inc. , Class A ............... 501,952 18,667,595
Rubrik, Inc. , Class A
(b)
.................. 570,993 27,961,527
Samsara, Inc. , Class A
(a) (b)
............... 2,151,325 68,175,489
SentinelOne, Inc. , Class A
(b)
.............. 1,486,792 19,149,881
Teradata Corp.
(b)
..................... 145,534 3,730,036
Tyler Technologies, Inc.
(b)
............... 239,863 82,124,294
Unity Software, Inc.
(b)
.................. 125,134 2,745,440
Zscaler, Inc.
(a) (b)
...................... 669,790 93,964,839
1,266,049,490
Specialized REITs — 0.4%
Lamar Advertising Co. , Class A ........... 579,271 73,370,465
Specialty Retail — 4.8%
Burlington Stores, Inc.
(b)
................ 421,094 137,015,566
Carvana Co. , Class A
(a) (b)
................ 905,557 284,689,010
Chewy, Inc. , Class A
(a) (b)
................ 1,555,825 42,007,275
Floor & Decor Holdings, Inc. , Class A
(a) (b)
..... 226,314 11,496,751
Lithia Motors, Inc. , Class A .............. 17,934 4,478,478
Murphy USA, Inc. .................... 113,964 56,294,797
RH
(a) (b)
............................ 17,175 2,401,409
Ross Stores, Inc. ..................... 426,242 92,336,804
Tractor Supply Co. .................... 3,561,297 161,326,754
Ulta Beauty, Inc.
(b)
.................... 74,539 38,962,281
Valvoline, Inc.
(b)
...................... 754,007 25,394,956
Wayfair, Inc. , Class A
(a) (b)
................ 117,621 8,846,275
Williams-Sonoma, Inc. ................. 114,920 20,953,364
886,203,720

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap Growth ETF
38
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 1.1%
Everpure, Inc. , Class A
(a) (b)
............... 1,807,347 $ 106,705,767
NetApp, Inc. ........................ 524,231 53,676,012
Super Micro Computer, Inc.
(a) (b)
............ 1,574,959 35,861,816
196,243,595
Textiles, Apparel & Luxury Goods — 2.1%
Birkenstock Holding plc
(a) (b)
.............. 85,972 3,080,377
Deckers Outdoor Corp.
(b)
................ 973,055 97,393,075
Lululemon Athletica, Inc.
(a) (b)
.............. 395,874 60,608,309
On Holding AG , Class A
(a) (b)
.............. 1,511,552 51,422,999
Ralph Lauren Corp. , Class A ............. 18,693 6,430,205
Tapestry, Inc. ........................ 1,256,088 177,246,578
396,181,543
Trading Companies & Distributors — 3.4%
Core & Main, Inc. , Class A
(b)
.............. 740,947 36,602,782
Fastenal Co. ........................ 6,315,598 293,043,747
Ferguson Enterprises, Inc. ............... 75,198 17,540,685
SiteOne Landscape Supply, Inc.
(a) (b)
......... 95,216 12,674,202
WW Grainger, Inc. .................... 250,089 272,799,582
632,660,998
Total Long-Term Investments — 99 .9%
(Cost: $ 18,106,312,726 ) ............................ 18,603,530,731
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 834,129,855 $ 834,296,681
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 15,987,825 15,987,825
Total Short-Term Securities — 4 .6%
(Cost: $ 850,005,029 ) .............................. 850,284,506
Total Investments — 104 .5%
(Cost: $ 18,956,317,755 ) ............................ 19,453,815,237
Liabilities in Excess of Other Assets — (4.5) % ............. (829,962,222)
Net Assets — 100.0% ...............................
$ 18,623,853,015
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 803,381,952 $ 31,133,612
(a)
$ — $ (29,515) $ (189,368) $ 834,296,681 834,129,855 $ 2,979,572
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 19,617,581 — (3,629,756)
(a)
— — 15,987,825 15,987,825 928,632 —
$ (29,515) $ (189,368) $ 850,284,506 $ 3,908,204 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 14 06/18/26 $ 6,696 $ (136,568)
Russell 2000 E-Mini Index .................................................... 88 06/18/26 11,054 75,117
$ (61,451)

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
39
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 75,117 $ — $ — $ — $ 75,117
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 136,568 — — — 136,568
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (2,061,210) $ — $ — $ — $ (2,061,210)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (72,547) $ — $ — $ — $ (72,547)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 18,555,639
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,603,530,731 $ — $ — $ 18,603,530,731
Short-Term Securities
Money Market Funds ...................................... 850,284,506 — — 850,284,506
$ 19,453,815,237 $ — $ — $ 19,453,815,237
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 75,117 $ — $ — $ 75,117
Liabilities
Equity contracts ........................................... (136,568) — — (136,568)
$ (61,451) $ — $ — $ (61,451)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2026
2026
iShares Annual Financial Statements and Additional Information
40
See notes to financial statements.
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 1,203,613,993 $ 1,513,780,353 $ 48,145,392,948 $ 18,603,530,731
Investments, at value — affiliated
(c)
............................................ 254,038,235 2,068,522,195 1,381,148,320 850,284,506
Cash ............................................................... 77,611 — — —
Cash pledged:
Futures contracts ...................................................... 226,710 380,000 8,667,420 1,614,020
Foreign currency, at value
(d)
................................................. — 13,720 176,318 —
Receivables: – – – –
Investment s sold ...................................................... 1,537,635 — — —
Securities lending income — affiliated ........................................ 328,699 430,511 555,953 340,757
Capital shares sold ..................................................... — 123,566 301,611 —
Dividends — unaffiliated ................................................. 738,639 1,336,722 45,379,551 6,041,715
Dividends — affiliated ................................................... 7,098 10,694 197,899 76,544
Variation margin on futures contracts ......................................... 79,806 150,354 2,704,589 586,575
Total a ssets ...........................................................
1,460,648,426 3,584,748,115 49,584,524,609 19,462,474,848
LIABILITIES
Bank overdraft .......................................................... — 13,626 175,038 1,364
Collateral on securities loaned ............................................... 251,752,262 979,777,719 1,293,255,377 834,353,649
Payables: – – – –
Investments purchased .................................................. 1,897,252 — 48,972,027 —
Capital shares redeemed ................................................. 119,492 — — 562,557
Investment advisory fees ................................................. 628,709 136,564 7,339,220 3,704,263
Total li abilities ..........................................................
254,397,715 979,927,909 1,349,741,662 838,621,833
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 1,206,250,711 $ 2,604,820,206 $ 48,234,782,947 $ 18,623,853,015
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,449,884,656 $ 2,496,145,433 $ 38,664,699,342 $ 21,009,171,634
Accumulated earnings (loss) ................................................ (243,633,945) 108,674,773 9,570,083,605 (2,385,318,619)
NET ASSETS ..........................................................
$ 1,206,250,711 $ 2,604,820,206 $ 48,234,782,947 $ 18,623,853,015
NET ASSET VALUE
Shares outstanding ......................................................
7,550,000 34,150,000 496,050,000 145,400,000
Net asset value .........................................................
$ 159.77 $ 76.28 $ 97.24 $ 128.09
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,150,242,665 $ 1,414,076,417 $ 36,255,183,023 $ 18,106,312,726
(b)
  Securities loaned, at value ............................................ $ 257,049,528 $ 994,623,130 $ 1,318,972,609 $ 867,217,538
(c)
  Investments, at cost — affiliated ......................................... $ 254,006,655 $ 1,980,768,633 $ 1,380,638,093 $ 850,005,029
(d)
  Foreign currency, at cost ............................................. $ — $ 13,724 $ 176,437 $ —

Statements of Operations
Year Ended March 31, 2026
41
Statements of Operations
iShares Micro-Cap
ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap Growth
ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 11,414,003 $ 15,513,652 $ 692,467,943 $ 113,844,145
Dividends — affiliated ............................................. 85,085 8,632,118 2,591,260 928,632
Interest — unaffiliated ............................................. 12,863 13,570 330,994 86,823
Securities lending income — affiliated — net ............................. 4,437,653 2,407,922 8,529,755 2,979,572
Foreign taxes withheld ............................................ (2,692) (29,553) (770,820) (373,706)
Total investment income .............................................
15,946,912 26,537,709 703,149,132 117,465,466
EXPENSES
Investment advisory .............................................. 5,941,451 2,703,117 80,108,137 44,454,109
Interest expense ................................................ 525 197 5,630 591
Total e xpenses ...................................................
5,941,976 2,703,314 80,113,767 44,454,700
Less: – – – –
Investment advisory fees waived ..................................... — (1,448,279) — —
Total ex penses after fees waived .......................................
5,941,976 1,255,035 80,113,767 44,454,700
Net investment income ..............................................
10,004,936 25,282,674 623,035,365 73,010,766
REALIZED AND UNREALIZED GAIN (LOSS) $ 310,912,580 $ 314,055,008 $ 5,616,582,714 $ 1,398,143,368
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (45,706,786) $ (34,981,874) $ 227,953,406 $ (608,064,164)
Investments — affiliated ......................................... (15,750) (12,962,379) (82,295) (29,515)
Foreign currency transactions ..................................... — (259) (1,957) —
Futures contracts .............................................. 420,136 610,777 5,064,142 (2,061,210)
In-kind redemptions — unaffiliated
(a)
................................. 94,512,238 90,073,523 2,260,886,404 2,792,547,689
In-kind redemptions — affiliated
(a)
................................... — 36,879,682 — —
49,209,838 79,619,470 2,493,819,700 2,182,392,800
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 261,741,815 123,401,674 3,124,073,370 (783,987,517)
Investments — affiliated ......................................... (57,975) 111,067,032 (294,890) (189,368)
Foreign currency translations ...................................... — (4) (119) —
Futures contracts .............................................. 18,903 (33,164) (1,015,348) (72,547)
261,702,743 234,435,538 3,122,763,013 (784,249,432)
Net realized and unrealized gain .......................................
310,912,581 314,055,008 5,616,582,713 1,398,143,368
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 320,917,517 $ 339,337,682 $ 6,239,618,078 $ 1,471,154,134
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2026
iShares Annual Financial Statements and Additional Information
42
See notes to financial statements.
iShares Micro-Cap ETF iShares Russell 2500 ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 10,004,936 $ 9,976,197 $ 25,282,674 $ 15,948,771
Net realized gain ................................................ 49,209,838 44,982,590 79,619,470 64,635,177
Net change in unrealized appreciation (depreciation) ........................ 261,702,743 (124,246,247) 234,435,538 (158,128,034)
Net increase (decrease) in net assets resulting from operations ...................
320,917,517 (69,287,460) 339,337,682 (77,544,086)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(11,537,499) (10,136,984) (24,145,325) (16,115,047)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
97,186,793 (40,764,625) 999,984,358 308,862,719
NET ASSETS
Total increase (decrease) in net assets ................................... 406,566,811 (120,189,069) 1,315,176,715 215,203,586
Beginning of year ..................................................
799,683,900 919,872,969 1,289,643,491 1,074,439,905
End of year ......................................................
$ 1,206,250,711 $ 799,683,900 $ 2,604,820,206 $ 1,289,643,491
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
43
Statements of Changes in Net Assets
See notes to financial statements.
iShares Russell Mid-Cap ETF iShares Russell Mid-Cap Growth ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 623,035,365 $ 515,440,454 $ 73,010,766 $ 63,422,661
Net realized gain ................................................ 2,493,819,700 2,061,327,467 2,182,392,800 2,195,425,738
Net change in unrealized appreciation (depreciation) ........................ 3,122,763,013 (1,749,869,801) (784,249,432) (1,922,157,185)
Net increase in net assets resulting from operations ...........................
6,239,618,078 826,898,120 1,471,154,134 336,691,214
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(585,351,957) (499,177,754) (67,264,741) (64,637,656)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
4,301,051,932 4,443,042,733 620,963,825 801,288,892
NET ASSETS
Total increase in net assets ........................................... 9,955,318,053 4,770,763,099 2,024,853,218 1,073,342,450
Beginning of year ..................................................
38,279,464,894 33,508,701,795 16,598,999,797 15,525,657,347
End of year ......................................................
$ 48,234,782,947 $ 38,279,464,894 $ 18,623,853,015 $ 16,598,999,797
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
44
iShares Micro-Cap ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ................................
$ 111.07  $ 121.04  $ 104.41  $ 129.02  $ 146.73
Net investment income
(a)
.......................................
1 .46  1 .37  1 .26  1 .26  0 .76
Net realized and unrealized gain (loss)
(b)
.............................
48.94  (9.94) 16.71  (24.44) (17.42)
Net increase (decrease) from investment operations ...................... 50.40  (8.57) 17.97  (23.18) (16.66)
Distributions from net investment income
(c)
.......................... (1.70) (1.40) (1.34) (1.43) (1.05)
Net asset value, end of year ..................................... $ 159.77  $ 111.07  $ 121.04  $ 104.41  $ 129.02
Total Return
(d)
Based on net asset value ........................................ 45.49% (7.18)% 17.36% (17.97)% (11.41)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ..........................................
1.01% 1.11% 1.18% 1.12% 0.54%
Supplemental Data
Net assets, end of year (000) ...................................... $ 1,206,251  $ 799,684  $ 919,873  $ 897,921  $ 1,096,644
Portfolio turnover rate
(f)
.......................................... 35% 28% 35% 35% 44%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
45
Financial Highlights
iShares Russell 2500 ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ...............................
$ 62.60  $ 65.51  $ 54.79  $ 62.23  $ 62.85
Net investment income
(a)
......................................
1 .02  0 .92  0 .91  0 .99  0 .79
Net realized and unrealized gain (loss)
(b)
............................
13.59  (2.94) 10.67  (7.45) (0.66)
Net increase (decrease) from investment operations ..................... 14.61  (2.02) 11.58  (6.46) 0.13
Distributions from net investment income
(c)
......................... (0.93) (0.89) (0.86) (0.98) (0.75)
Net asset value, end of year .................................... $ 76.28  $ 62.60  $ 65.51  $ 54.79  $ 62.23
Total Return
(d)
Based on net asset value ....................................... 23.40% (3.15)% 21.36% (10.30)%
(e)
0.17%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived ..................................
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income .........................................
1.40% 1.38% 1.59% 1.78% 1.22%
Supplemental Data
Net assets, end of year (000) ..................................... $ 2,604,820  $ 1,289,643  $ 1,074,440  $ 687,566  $ 423,150
Portfolio turnover rate
(g)
......................................... 20% 8% 9% 11% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
46
iShares Russell Mid-Cap ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ................................
$ 85.05  $ 84.17  $ 69.91  $ 78.02  $ 73.93
Net investment income
(a)
.......................................
1 .33  1 .22  1 .10  1 .05  0 .84
Net realized and unrealized gain (loss)
(b)
.............................
12.10  0.83  14.23  (8.05) 4.14
Net increase (decrease) from investment operations ...................... 13.43  2.05  15.33  (7.00) 4.98
Distributions from net investment income
(c)
.......................... (1.24) (1.17) (1.07) (1.11) (0.89)
Net asset value, end of year ..................................... $ 97.24  $ 85.05  $ 84.17  $ 69.91  $ 78.02
Total Return
(d)
Based on net asset value ........................................ 15.83% 2.41%
(e)
22.16% (8.90)% 6.72%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.18% 0.18%
(g)
0.19% 0.19% 0.18%
Net investment income ..........................................
1.41% 1.41% 1.49% 1.52% 1.07%
Supplemental Data
Net assets, end of year (000) ...................................... $ 48,234,783  $ 38,279,465  $ 33,508,702  $ 27,722,263  $ 30,303,542
Portfolio turnover rate
(h)
.......................................... 11% 11% 9% 12% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
47
Financial Highlights
iShares Russell Mid-Cap Growth ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ...............................
$ 117.47  $ 114.16  $ 91.08  $ 100.53  $ 102.01
Net investment income
(a)
......................................
0 .51  0 .48  0 .54  0 .56  0 .37
Net realized and unrealized gain (loss)
(b)
............................
10.58  3.32  23.08  (9.34) (1.44)
Net increase (decrease) from investment operations ..................... 11.09  3.80  23.62  (8.78) (1.07)
Distributions from net investment income
(c)
......................... (0.47) (0.49) (0.54) (0.67) (0.41)
Net asset value, end of year .................................... $ 128.09  $ 117.47  $ 114.16  $ 91.08  $ 100.53
Total Return
(d)
Based on net asset value ....................................... 9.40% 3.32%
(e)
26.02% (8.67)% (1.09)%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.23% 0.23%
(g)
0.23% 0.23% 0.23%
Net investment income .........................................
0.37% 0.40% 0.56% 0.65% 0.34%
Supplemental Data
Net assets, end of year (000) ..................................... $ 18,623,853  $ 16,599,000  $ 15,525,657  $ 12,204,996  $ 13,777,139
Portfolio turnover rate
(h)
......................................... 26% 24% 35% 26% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes payment from an affiliate with no financial impact to the expense ratios.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2026
iShares Annual Financial Statements and Additional Information
48
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently the iShares Russell 2500 ETF  seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
Micro-Cap ......................................................................................................... Diversified
Russell 2500 ........................................................................................................ Diversified
Russell Mid-Cap ..................................................................................................... Diversified
Russell Mid-Cap Growth ................................................................................................ Diversified

Notes to Financial Statements
(continued)
49
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
50
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Micro-Cap
Barclays Bank plc ...................................... $ 11,829,965 $ (11,739,301) $ – $ 90,664
(b)
Barclays Capital, Inc. ................................... 2,487,256 (2,368,327) – 118,929
(b)
BMO Capital Markets Corp. ............................... 18,953 (18,953) – –
BNP Paribas SA ....................................... 43,100,597 (42,604,725) – 495,872
(b)
BofA Securities, Inc. .................................... 14,181,791 (14,181,791) – –
Citigroup Global Markets, Inc. .............................. 8,405,282 (8,202,600) – 202,682
(b)
Goldman Sachs & Co. LLC ............................... 8,698,120 (8,399,176) – 298,944
(b)
Goldman Sachs International .............................. 16,881,087 (16,857,707) – 23,380
(b)
HSBC Bank plc ....................................... 4,420,977 (4,355,213) – 65,764
(b)
J.P. Morgan Securities LLC ............................... 51,104,635 (50,314,098) – 790,537
(b)
Jefferies LLC ......................................... 5,083,545 (5,029,111) – 54,434
(b)
Mizuho Securities USA LLC ............................... 271,284 (266,870) – 4,414
(b)
Morgan Stanley ....................................... 27,942,016 (26,673,393) – 1,268,623
(b)
National Financial Services LLC ............................ 15,277,336 (14,942,010) – 335,326
(b)
Natixis SA ........................................... 2,242,726 (2,185,323) – 57,403
(b)
Nomura Securities International, Inc. ......................... 549 (549) – –
Pershing LLC ......................................... 166,842 (164,452) – 2,390
(b)
RBC Capital Markets LLC ................................ 14,775 (14,775) – –
Scotia Capital (USA), Inc. ................................ 4,747,801 (4,623,585) – 124,216
(b)
SG Americas Securities LLC .............................. 4,246,151 (4,157,452) – 88,699
(b)
State Street Bank & Trust Co. .............................. 825,175 (819,394) – 5,781
(b)
TD Securities (USA) LLC ................................. 8,953,900 (8,456,958) – 496,942
(b)

Notes to Financial Statements
(continued)
51
Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Micro-Cap (continued)
UBS AG ............................................ 9,121,996 (8,924,386) – 197,610
(b)
UBS Securities LLC .................................... 2,889,300 (2,690,139) – 199,161
(b)
Virtu Americas LLC ..................................... 964,089 (964,089) – –
Wells Fargo Bank N.A. .................................. 56,649 (56,649) – –
Wells Fargo Securities LLC ............................... 13,116,731 (12,515,323) – 601,408
(b)
$ 257,049,528 $ (251,526,349) $ – $ 5,523,179
Russell 2500
Barclays Bank plc ...................................... $ 91,187,172 $ (89,985,310) $ – $ 1,201,862
(b)
BMO Capital Markets Corp. ............................... 566,566 (550,623) – 15,943
(b)
BNP Paribas SA ....................................... 99,132,152 (97,649,632) – 1,482,520
(b)
BofA Securities, Inc. .................................... 14,339,798 (14,320,616) – 19,182
(b)
Citigroup Global Markets, Inc. .............................. 36,303,870 (35,755,381) – 548,489
(b)
Goldman Sachs International .............................. 1,142,765 (1,133,960) – 8,805
(b)
HSBC Bank plc ....................................... 36,808,401 (36,297,316) – 511,085
(b)
J.P. Morgan Securities LLC ............................... 152,472,685 (149,970,262) – 2,502,423
(b)
Jefferies LLC ......................................... 23,567,158 (23,230,320) – 336,838
(b)
Mizuho Securities USA LLC ............................... 180,048 (177,836) – 2,212
(b)
Morgan Stanley ....................................... 8,028,522 (7,986,561) – 41,961
(b)
National Financial Services LLC ............................ 6,764,330 (6,010,060) – 754,270
(b)
Pershing LLC ......................................... 3,646,865 (3,594,702) – 52,163
(b)
Scotia Capital (USA), Inc. ................................ 34,335 (31,719) – 2,616
(b)
SG Americas Securities LLC .............................. 104,843,509 (103,405,118) – 1,438,391
(b)
State Street Bank & Trust Co. .............................. 434,294 (424,634) – 9,660
(b)
TD Securities (USA) LLC ................................. 27,655,968 (27,260,438) – 395,530
(b)
UBS AG ............................................ 2,635,221 (2,553,699) – 81,522
(b)
Wells Fargo Bank N.A. .................................. 36,478 (36,478) – –
Wells Fargo Securities LLC ............................... 384,842,993 (379,213,613) – 5,629,380
(b)
$ 994,623,130 $ (979,588,278) $ – $ 15,034,852
Russell Mid-Cap
Barclays Bank plc ...................................... $ 61,069,407 $ (61,069,407) $ – $ –
Barclays Capital, Inc. ................................... 1,536,167 (1,536,167) – –
BMO Capital Markets Corp. ............................... 310,864 (303,038) – 7,826
(b)
BNP Paribas SA ....................................... 58,549,924 (57,682,469) – 867,455
(b)
BofA Securities, Inc. .................................... 109,812,758 (108,008,557) – 1,804,201
(b)
Citadel Clearing LLC .................................... 3,576 (3,450) – 126
(b)
Citigroup Global Markets, Inc. .............................. 65,901,746 (65,176,074) – 725,672
(b)
Goldman Sachs & Co. LLC ............................... 65,250,384 (63,844,756) – 1,405,628
(b)
Goldman Sachs International .............................. 22,570,326 (22,489,049) – 81,277
(b)
HSBC Bank plc ....................................... 49,173,448 (46,867,889) – 2,305,559
(b)
J.P. Morgan Securities LLC ............................... 433,699,980 (423,111,456) – 10,588,524
(b)
Jefferies LLC ......................................... 21,335,337 (19,999,831) – 1,335,506
(b)
Morgan Stanley ....................................... 211,849,690 (209,167,980) – 2,681,710
(b)
National Financial Services LLC ............................ 34,078,083 (31,274,112) – 2,803,971
(b)
Natixis SA ........................................... 19,908,441 (19,841,930) – 66,511
(b)
Pershing LLC ......................................... 953,248 (928,115) – 25,133
(b)
RBC Capital Markets LLC ................................ 16,039,884 (16,039,884) – –
Scotia Capital (USA), Inc. ................................ 2,839,014 (2,698,959) – 140,055
(b)
SG Americas Securities LLC .............................. 20,167,079 (19,906,678) – 260,401
(b)
State Street Bank & Trust Co. .............................. 30,947,276 (30,947,276) – –
TD Securities (USA) LLC ................................. 1,597,185 (1,563,878) – 33,307
(b)
UBS AG ............................................ 61,165,789 (59,495,751) – 1,670,038
(b)
UBS Securities LLC .................................... 13,534,453 (13,331,967) – 202,486
(b)
Virtu Americas LLC ..................................... 193,682 (192,021) – 1,661
(b)
Wells Fargo Bank N.A. .................................. 10,653,735 (10,499,791) – 153,944
(b)
Wells Fargo Securities LLC ............................... 5,831,133 (5,665,737) – 165,396
(b)
$ 1,318,972,609 $ (1,291,646,222) $ – $ 27,326,387
Russell Mid-Cap Growth
Barclays Bank plc ...................................... $ 55,690,560 $ (55,690,560) $ – $ –
Barclays Capital, Inc. ................................... 200,803 (195,862) – 4,941
(b)
BNP Paribas SA ....................................... 78,144,582 (70,707,166) – 7,437,416
(b)
BofA Securities, Inc. .................................... 38,231,498 (37,364,894) – 866,604
(b)
Citigroup Global Markets, Inc. .............................. 70,021,399 (69,836,156) – 185,243
(b)
Goldman Sachs & Co. LLC ............................... 30,528,745 (29,229,050) – 1,299,695
(b)
Goldman Sachs International .............................. 74,627,119 (73,268,454) – 1,358,665
(b)
HSBC Bank plc ....................................... 10,095,714 (9,869,202) – 226,512
(b)

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
52
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell Mid-Cap Growth (continued)
J.P. Morgan Securities LLC ............................... 141,045,795 (133,652,702) – 7,393,093
(b)
Jefferies LLC ......................................... 1,484,246 (1,484,246) – –
Morgan Stanley ....................................... 262,352,344 (255,140,425) – 7,211,919
(b)
National Financial Services LLC ............................ 23,697,588 (18,721,528) – 4,976,060
(b)
Natixis SA ........................................... 1,867,862 (1,867,862) – –
Pershing LLC ......................................... 118,166 (118,166) – –
RBC Capital Markets LLC ................................ 14,334 (14,174) – 160
(b)
Scotia Capital (USA), Inc. ................................ 263,806 (243,557) – 20,249
(b)
SG Americas Securities LLC .............................. 3,043,640 (2,994,478) – 49,162
(b)
State Street Bank & Trust Co. .............................. 7,692,354 (6,210,640) – 1,481,714
(b)
TD Securities (USA) LLC ................................. 877,539 (832,096) – 45,443
(b)
UBS AG ............................................ 37,738,705 (36,888,999) – 849,706
(b)
UBS Securities LLC .................................... 1,611,812 (1,581,586) – 30,226
(b)
Virtu Americas LLC ..................................... 2,968,272 (2,897,977) – 70,295
(b)
Wells Fargo Bank N.A. .................................. 13,609,254 (13,548,975) – 60,279
(b)
Wells Fargo Securities LLC ............................... 11,291,401 (10,903,885) – 387,516
(b)
$ 867,217,538 $ (833,262,640) $ – $ 33,954,898
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
Micro-Cap ...................................................................................................... 0.60%
Russell 2500 ..................................................................................................... 0.15

Notes to Financial Statements
(continued)
53
Notes to Financial Statements
For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Russell Mid-Cap Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended March 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.200000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.190000
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.180500
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.171475
Over $ 281 billion .................................................................................................. 0.162901
Average Daily Net Assets Investment Advisory Fees
First $ 121 billion .................................................................................................. 0.250000%
Over $ 121 billion, up to and including $ 181 billion ............................................................................ 0.237500
Over $ 181 billion, up to and including $ 231 billion ............................................................................ 0.225625
Over $ 231 billion, up to and including $ 281 billion ............................................................................ 0.214343
Over $ 281 billion .................................................................................................. 0.203626
iShares ETF Amounts Waived
Russell 2500 ........................................................................................................ $ 1,448,279

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
54
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Micro-Cap ............................................................................................................. $ 1,095,322
Russell 2500 ............................................................................................................ 771,315
Russell Mid-Cap ......................................................................................................... 2,550,353
Russell Mid-Cap Growth .................................................................................................... 1,070,618
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Micro-Cap .......................................................................... $ 27,350,285 $ 137,580,920 $ 35,562,006
Russell 2500 ......................................................................... 64,391,898 43,418,113 (15,640,453)
Russell Mid-Cap ...................................................................... 1,141,298,999 810,168,871 (159,581,840)
Russell Mid-Cap Growth ................................................................. 1,623,193,416 1,679,118,714 (223,656,606)
iShares ETF Purchases Sales
Micro-Cap .......................................................................................... $ 343,386,138 $ 341,544,724
Russell 2500 ......................................................................................... 365,870,216 363,072,492
Russell Mid-Cap ...................................................................................... 4,746,433,259 4,741,897,827
Russell Mid-Cap Growth ................................................................................. 5,125,774,147 5,260,419,717
iShares ETF
In-kind
Purchases
In-kind
Sales
Micro-Cap .......................................................................................... $ 373,748,931 $ 277,460,294
Russell 2500 ......................................................................................... 1,401,834,771 406,713,969
Russell Mid-Cap ...................................................................................... 8,041,334,386 3,652,434,594
Russell Mid-Cap Growth ................................................................................. 6,476,160,792 5,703,826,225

Notes to Financial Statements
(continued)
55
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended March 31, 2026, the iShares Russell Mid-Cap ETF utilized $349,772,735 of its capital loss carryforwards.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Micro-Cap ............................................................................... $ 93,986,484 $ (93,986,484)
Russell 2500 .............................................................................. 126,830,909 (126,830,909)
Russell Mid-Cap ........................................................................... 2,259,025,442 (2,259,025,442)
Russell Mid-Cap Growth ...................................................................... 2,789,616,916 (2,789,616,916)
—
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
Micro-Cap
Ordinary income ...................................................................................... $ 11,537,499 $ 10,136,984
Russell 2500
Ordinary income ...................................................................................... $ 24,145,325 $ 16,115,047
Russell Mid-Cap
Ordinary income ...................................................................................... $ 585,351,957 $ 499,177,754
Russell Mid-Cap Growth
Ordinary income ...................................................................................... $ 67,264,741 $ 64,637,656
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Micro-Cap .............................................. $ — $ (277,117,114) $ 33,742,484 $ (259,315) $ (243,633,945)
Russell 2500 ............................................. 1,406,205 (61,068,507) 168,337,075 — 108,674,773
Russell Mid-Cap .......................................... 74,535,516 (2,055,073,568) 11,550,621,657 — 9,570,083,605
Russell Mid-Cap Growth ..................................... 5,746,025 (2,790,667,157) 399,602,513 — (2,385,318,619)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Micro-Cap ...................................................... $ 1,423,909,744 $ 274,849,468 $ (241,106,984) $ 33,742,484
Russell 2500 .................................................... 3,413,952,712 302,232,510 (133,882,674) 168,349,836
Russell Mid-Cap .................................................. 37,975,705,711 15,074,976,844 (3,524,141,287) 11,550,835,557
Russell Mid-Cap Growth ............................................ 19,054,212,724 3,177,379,997 (2,777,777,484) 399,602,513

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
56
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
57
Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Micro-Cap
Shares sold 2,400,000 $ 378,778,209 1,150,000 $ 147,070,582
Shares redeemed
(2,050,000) (281,591,416) (1,550,000) (187,835,207)
350,000 $ 97,186,793 (400,000) $ (40,764,625)
Russell 2500
Shares sold 19,200,000 $ 1,412,706,087 10,150,000 $ 684,646,775
Shares redeemed
(5,650,000) (412,721,729) (5,950,000) (375,784,056)
13,550,000 $ 999,984,358 4,200,000 $ 308,862,719
Russell Mid-Cap
Shares sold 87,200,000 $ 8,118,748,261 115,350,000 $ 9,714,518,760
Shares redeemed
(41,250,000) (3,817,696,329) (63,350,000) (5,271,476,027)
45,950,000 $ 4,301,051,932 52,000,000 $ 4,443,042,733
Russell Mid-Cap Growth
Shares sold 48,100,000 $ 6,557,414,779 74,750,000 $ 8,694,196,505
Shares redeemed
(44,000,000) (5,936,450,954) (69,450,000) (7,892,907,613)
4,100,000 $ 620,963,825 5,300,000 $ 801,288,892

Report of Independent Registered Public Accounting Firm
2026
iShares Annual Financial Statements and Additional Information
58
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31,
2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Micro-Cap ETF
iShares Russell 2500 ETF
iShares Russell Mid-Cap ETF
iShares Russell Mid-Cap Growth ETF

Important Tax Information
(unaudited)
59
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Micro-Cap ....................................................................................................... $ 8,293,311
Russell 2500 ...................................................................................................... 17,107,995
Russell Mid-Cap ................................................................................................... 561,675,330
Russell Mid-Cap Growth .............................................................................................. 100,689,301
iShares ETF
Qualified Business
Income
Micro-Cap ....................................................................................................... $ 1,307,775
Russell 2500 ...................................................................................................... 4,502,392
Russell Mid-Cap ................................................................................................... 100,444,954
Russell Mid-Cap Growth .............................................................................................. 4,466,933
iShares ETF
Dividends-Received
Deduction
Micro-Cap ....................................................................................................... 71 .33%
Russell 2500 ...................................................................................................... 41 .63
Russell Mid-Cap ................................................................................................... 83 .84
Russell Mid-Cap Growth .............................................................................................. 100 .00

Additional Information
2026
iShares Annual Financial Statements and Additional Information
60
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
61
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this compa-
ny make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Nasdaq Top 30 Stocks ETF | QTOP | Nasdaq
iShares Nasdaq-100 ex Top 30 ETF | QNXT | Nasdaq

Page
2

Schedule of Investments
March 31, 2026
iShares
®
Nasdaq Top 30 Stocks ETF
Schedules of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Automobiles — 4.4%
Tesla, Inc.
(a)
......................... 25,434 $ 9,455,090
Beverages — 1.6%
PepsiCo, Inc. ....................... 22,596 3,508,933
Biotechnology — 2.8%
Amgen, Inc. ........................ 8,913 3,136,039
Gilead Sciences, Inc. .................. 20,525 2,860,569
5,996,608
Broadline Retail — 6.0%
Amazon.com, Inc.
(a)
................... 62,777 13,074,566
Chemicals — 1.7%
Linde plc .......................... 7,662 3,798,513
Communications Equipment — 2.3%
Cisco Systems, Inc. ................... 65,305 5,067,015
Consumer Staples Distribution & Retail — 8.0%
Costco Wholesale Corp. ................ 7,337 7,310,807
Walmart, Inc. ........................ 80,016 9,944,388
17,255,195
Entertainment — 3.1%
Netflix, Inc.
(a)
........................ 69,806 6,711,847
Health Care Equipment & Supplies — 1.2%
Intuitive Surgical, Inc.
(a)
................. 5,872 2,706,933
Industrial Conglomerates — 1.1%
Honeywell International, Inc. ............. 10,510 2,375,575
Interactive Media & Services — 12.9%
Alphabet, Inc. , Class A ................. 34,048 9,790,843
Alphabet, Inc. , Class C, NVS ............. 31,800 9,122,148
Meta Platforms, Inc. , Class A ............. 15,795 9,036,793
27,949,784
IT Services — 1.1%
Shopify, Inc. , Class A
(a)
................. 20,271 2,404,546
Semiconductors & Semiconductor Equipment — 31.8%
Advanced Micro Devices, Inc.
(a)
........... 26,957 5,483,862
Analog Devices, Inc. ................... 8,072 2,568,026
Applied Materials, Inc. ................. 13,121 4,484,627
Broadcom, Inc. ...................... 28,396 8,788,846
Intel Corp.
(a)
........................ 82,584 3,644,432
KLA Corp. .......................... 2,167 3,190,712
Lam Research Corp. .................. 20,647 4,411,438
Micron Technology, Inc. ................. 18,609 6,286,864
NVIDIA Corp. ....................... 142,107 24,783,461
QUALCOMM, Inc. .................... 17,642 2,271,937
Texas Instruments, Inc. ................. 15,005 2,913,071
68,827,276
Software — 10.0%
Microsoft Corp. ...................... 43,424 16,074,262
Palantir Technologies, Inc. , Class A
(a)
....... 37,887 5,542,110
21,616,372
Technology Hardware, Storage & Peripherals — 10.0%
Apple, Inc. ......................... 85,855 21,789,142
Security
Shares
Shares Value
Wireless Telecommunication Services — 1.8%
T-Mobile US, Inc. ..................... 18,216 $ 3,825,907
Total Long-Term Investments — 99 .8%
(Cost: $ 208,752,600 ) .............................. 216,363,302
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62%
(b) (c)
.................. 339,627 339,627
Total Short-Term Securities — 0 .2%
(Cost: $ 339,627 ) ................................. 339,627
Total Investments — 100 .0%
(Cost: $ 209,092,227 ) .............................. 216,702,929
Other Assets Less Liabilities — 0.0% .................... 5,293
Net Assets — 100.0% ...............................
$ 216,708,222
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Nasdaq Top 30 Stocks ETF
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (19)
(b)
$ 19 $ — $ — — $ 1,245
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 139,950 199,677
(b)
— — — 339,627 339,627 8,871 —
$ 19 $ — $ 339,627 $ 10,116 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 6 06/18/26 $ 287 $ (2,974)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 2,974 $ — $ — $ — $ 2,974
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 55,229 $ — $ — $ — $ 55,229
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (2,866) $ — $ — $ — $ (2,866)

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Nasdaq Top 30 Stocks ETF
Schedules of Investments
5
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 155,162
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 216,363,302 $ — $ — $ 216,363,302
Short-Term Securities
Money Market Funds ...................................... 339,627 — — 339,627
$ 216,702,929 $ — $ — $ 216,702,929
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (2,974) $ — $ — $ (2,974)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
March 31, 2026
iShares
®
Nasdaq-100 ex Top 30 ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.
(a)
................. 296 $ 125,708
Beverages — 3.5%
Coca-Cola Europacific Partners plc ......... 1,689 153,141
Keurig Dr Pepper, Inc. ................. 5,008 131,861
Monster Beverage Corp.
(a)
............... 3,606 261,291
546,293
Biotechnology — 6.4%
Alnylam Pharmaceuticals, Inc.
(a)
........... 489 161,795
Insmed, Inc.
(a)
....................... 795 129,998
Regeneron Pharmaceuticals, Inc. .......... 383 295,921
Vertex Pharmaceuticals, Inc.
(a)
............ 936 417,962
1,005,676
Broadline Retail — 3.7%
(a)
MercadoLibre, Inc. .................... 187 323,327
PDD Holdings, Inc. , ADR ................ 2,462 251,567
574,894
Commercial Services & Supplies — 2.3%
Cintas Corp. ........................ 1,474 249,312
Copart, Inc.
(a)
....................... 3,568 118,458
367,770
Construction & Engineering — 1.1%
Ferrovial SE
(b)
....................... 2,652 172,513
Diversified Telecommunication Services — 2.4%
Comcast Corp. , Class A ................ 13,227 379,747
Electric Utilities — 6.4%
American Electric Power Co., Inc. .......... 1,994 261,374
Constellation Energy Corp. .............. 1,334 372,519
Exelon Corp. ........................ 3,770 184,805
Xcel Energy, Inc. ..................... 2,300 182,712
1,001,410
Energy Equipment & Services — 1.4%
Baker Hughes Co. , Class A .............. 3,643 222,405
Entertainment — 3.6%
Electronic Arts, Inc. ................... 922 187,968
Take-Two Interactive Software, Inc.
(a)
........ 683 134,893
Warner Bros Discovery, Inc.
(a)
............ 9,141 251,012
573,873
Financial Services — 1.0%
PayPal Holdings, Inc. .................. 3,394 153,511
Food Products — 2.4%
Kraft Heinz Co. (The) .................. 4,363 98,124
Mondelez International, Inc. , Class A ........ 4,725 272,349
370,473
Ground Transportation — 2.7%
CSX Corp. ......................... 6,854 281,357
Old Dominion Freight Line, Inc. ........... 768 150,067
431,424
Health Care Equipment & Supplies — 2.4%
Dexcom, Inc.
(a)
...................... 1,419 89,113
GE HealthCare Technologies, Inc. ......... 1,680 119,582
IDEXX Laboratories, Inc.
(a)
............... 293 164,634
373,329
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 10.2%
Airbnb, Inc. , Class A
(a)
.................. 1,561 $ 197,123
Booking Holdings, Inc. ................. 117 492,608
DoorDash, Inc. , Class A
(a)
............... 1,511 226,877
Marriott International, Inc. , Class A ......... 977 319,547
Starbucks Corp. ...................... 4,199 376,188
1,612,343
IT Services — 0.7%
Cognizant Technology Solutions Corp. , Class A . 1,763 108,160
Machinery — 1.4%
PACCAR, Inc. ....................... 1,938 223,839
Media — 0.6%
Charter Communications, Inc. , Class A
(a)
..... 467 100,816
Oil, Gas & Consumable Fuels — 1.3%
Diamondback Energy, Inc. ............... 1,040 205,702
Professional Services — 4.2%
Automatic Data Processing, Inc. ........... 1,485 301,722
Paychex, Inc. ....................... 1,323 121,875
Thomson Reuters Corp.
(b)
............... 1,640 147,567
Verisk Analytics, Inc. ................... 508 96,393
667,557
Real Estate Management & Development — 0.4%
CoStar Group, Inc.
(a)
................... 1,547 62,406
Semiconductors & Semiconductor Equipment — 8.4%
ARM Holdings plc , ADR
(a)
............... 515 77,909
ASML Holding NV (Registered), NYRS , ADR .. 324 427,949
Marvell Technology, Inc. ................ 3,211 318,049
Microchip Technology, Inc. ............... 1,995 128,897
Monolithic Power Systems, Inc. ........... 177 193,523
NXP Semiconductors NV ............... 931 183,277
1,329,604
Software — 23.6%
Adobe, Inc.
(a)
........................ 1,513 367,780
AppLovin Corp. , Class A
(a)
............... 1,132 450,536
Atlassian Corp. , Class A
(a)
............... 625 42,656
Autodesk, Inc.
(a)
...................... 781 186,971
Cadence Design Systems, Inc.
(a)
.......... 1,005 279,259
Crowdstrike Holdings, Inc. , Class A
(a)
........ 929 362,691
Datadog, Inc. , Class A
(a)
................ 1,211 142,959
Fortinet, Inc.
(a)
....................... 2,727 222,851
Intuit, Inc. .......................... 1,019 440,595
Palo Alto Networks, Inc.
(a)
............... 3,008 482,243
Roper Technologies, Inc. ................ 379 134,113
Strategy, Inc. , Class A
(a)
................ 1,158 144,518
Synopsys, Inc.
(a)
..................... 706 279,915
Workday, Inc. , Class A
(a) (b)
............... 785 101,987
Zscaler, Inc.
(a)
....................... 593 83,192
3,722,266
Specialty Retail — 3.5%
O'Reilly Automotive, Inc.
(a)
............... 3,111 287,176
Ross Stores, Inc. ..................... 1,192 258,223
545,399
Technology Hardware, Storage & Peripherals — 4.1%
Seagate Technology Holdings plc .......... 804 314,975
Western Digital Corp. .................. 1,250 338,113
653,088

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Nasdaq-100 ex Top 30 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 1.3%
Fastenal Co. ........................ 4,233 $ 196,411
Total Long-Term Investments — 99 .8%
(Cost: $ 16,037,291 ) ............................... 15,726,617
Short-Term Securities
Money Market Funds — 2.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e)
................... 405,903 405,984
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 14,268 14,268
Total Short-Term Securities — 2 .7%
(Cost: $ 420,288 ) ................................. 420,252
Total Investments — 102 .5%
(Cost: $ 16,457,579 ) ............................... 16,146,869
Liabilities in Excess of Other Assets — (2.5) % ............. (396,906)
Net Assets — 100.0% ...............................
$ 15,749,963
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,350,707 $ — $ (944,478)
(a)
$ (221) $ (24) $ 405,984 405,903 $ 1,023
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 35,689 — (21,421)
(a)
— — 14,268 14,268 1,241 —
$ (221) $ (24) $ 420,252 $ 2,264 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 1 06/18/26 $ 13 $ 283

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
March 31, 2026
iShares
®
Nasdaq-100 ex Top 30 ETF
8
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 283 $ — $ — $ — $ 283
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ (1,274) $ — $ — $ — $ (1,274)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 283 $ — $ — $ — $ 283
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,140
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,726,617 $ — $ — $ 15,726,617
Short-Term Securities
Money Market Funds ...................................... 420,252 — — 420,252
$ 16,146,869 $ — $ — $ 16,146,869
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 283 $ — $ — $ 283
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
March 31, 2026
9
Statements of Assets and Liabilities
See notes to financial statements.
iShares Nasdaq
Top 30 Stocks
ETF
iShares
Nasdaq-100 ex
Top 30 ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 216,363,302 $ 15,726,617
Investments, at value — affiliated
(c)
........................................................................... 339,627 420,252
Cash pledged:
Futures contracts ..................................................................................... 23,000 2,000
Receivables: – –
Securities lending income — affiliated ....................................................................... 30 157
Dividends — unaffiliated ................................................................................ 9,954 9,217
Dividends — affiliated .................................................................................. 734 74
From investment adviser ................................................................................ — 101
Variation margin on futures contracts ........................................................................ 9,266 420
Total a ssets ..........................................................................................
216,745,913 16,158,838
LIABILITIES
Collateral on securities loaned .............................................................................. — 406,106
Payables: – –
Investment advisory fees ................................................................................ 37,691 2,769
Total li abilities .........................................................................................
37,691 408,875
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 216,708,222 $ 15,749,963
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 214,369,046 $ 16,807,408
Accumulated earnings (loss) ............................................................................... 2,339,176 (1,057,445)
NET ASSETS .........................................................................................
$ 216,708,222 $ 15,749,963
NET ASSET VALUE
Shares outstanding .....................................................................................
7,240,000 600,000
Net asset value ........................................................................................
$ 29.93 $ 26.25
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 208,752,600 $ 16,037,291
(b)
  Securities loaned, at value ........................................................................ $ — $ 405,048
(c)
  Investments, at cost — affiliated ..................................................................... $ 339,627 $ 420,288

Statements of Operations

Year Ended March 31, 2026
2026
iShares Annual Financial Statements and Additional Information
10
See notes to financial statements.
iShares Nasdaq
Top 30 Stocks
ETF
iShares
Nasdaq-100 ex
Top 30 ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 1,186,413 $ 147,767
Dividends — affiliated ............................................................................... 8,871 1,241
Interest — unaffiliated ............................................................................... 949 21
Securities lending income — affiliated — net ............................................................... 1,245 1,023
Foreign taxes withheld .............................................................................. — (1,485)
Total investment income ...............................................................................
1,197,478 148,567
EXPENSES
Investment advisory ................................................................................ 383,076 31,994
Excise tax ....................................................................................... — 101
Total expenses .....................................................................................
383,076 32,095
Less: – –
Reimbursement of excise tax .......................................................................... — (101)
Total ex penses after fees waived .........................................................................
383,076 31,994
Net investment income ................................................................................
814,402 116,573
REALIZED AND UNREALIZED GAIN (LOSS) $ 26,604,137 $ 1,742,608
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ (5,132,606) $ (527,425)
Investments — affiliated ........................................................................... 19 (221)
Foreign currency transactions ....................................................................... (39) (6)
Futures contracts ................................................................................ 55,229 (1,274)
In-kind redemptions — unaffiliated
(a)
................................................................... 17,942,813 1,874,235
12,865,416 1,345,309
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 13,741,585 397,041
Investments — affiliated ........................................................................... — (24)
Futures contracts ................................................................................ (2,866) 283
13,738,719 397,300
Net realized and unrealized gain .........................................................................
26,604,135 1,742,609
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 27,418,537 $ 1,859,182
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
11
Statements of Changes in Net Assets
See notes to financial statements.
iShares Nasdaq Top 30 Stocks ETF iShares Nasdaq-100 ex Top 30 ETF
Year Ended
03/31/26
Period from
10/23/24
(a)
to 03/31/25
Year Ended
03/31/26
Period from
10/23/24
(a)
to 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 814,402 $ 196,642 $ 116,573 $ 57,788
Net realized gain (loss) ............................................ 12,865,416 (46,130) 1,345,309 (106,607)
Net change in unrealized appreciation (depreciation) ........................ 13,738,719 (6,130,991) 397,300 (707,727)
Net increase (decrease) in net assets resulting from operations ...................
27,418,537 (5,980,479) 1,859,182 (756,546)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(813,487) (187,684) (113,755) (53,671)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
97,046,159 99,225,176 378,356 14,436,397
NET ASSETS
Total increase in net assets ........................................... 123,651,209 93,057,013 2,123,783 13,626,180
Beginning of year ..................................................
93,057,013 — 13,626,180 —
End of year ......................................................
$ 216,708,222 $ 93,057,013 $ 15,749,963 $ 13,626,180
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
12
iShares Nasdaq Top 30 Stocks ETF
Year Ended
03/31/26
Period from
10/23/24
(a)
to 03/31/25
Net asset value, beginning of period .........................................................................
$ 23.74  $ 24.60
Net investment income
(b)
.................................................................................
0 .13  0 .06
Net realized and unrealized gain (loss)
(c)
.......................................................................
6.18  (0.86)
Net increase (decrease) from investment operations ................................................................ 6.31  (0.80)
Distributions from net investment income
(d)
.................................................................... (0.12) (0.06)
Net asset value, end of period .............................................................................. $ 29.93  $ 23.74
Total Return
(e)
Based on net asset value .................................................................................. 26.61% (3.27)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.20% 0.20%
(h)
Net investment income ....................................................................................
0.43% 0.57%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 216,708  $ 93,057
Portfolio turnover rate
(i)
.................................................................................... 30% 13%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
13
Financial Highlights
iShares Nasdaq-100 ex Top 30 ETF
Year Ended
03/31/26
Period from
10/23/24
(a)
to 03/31/25
Net asset value, beginning of period .........................................................................
$ 23.49  $ 24.73
Net investment income
(b)
.................................................................................
0 .19  0 .10
Net realized and unrealized gain (loss)
(c)
.......................................................................
2.76  (1.25)
Net increase (decrease) from investment operations ................................................................ 2.95  (1.15)
Distributions from net investment income
(d)
.................................................................... (0.19) (0.09)
Net asset value, end of period .............................................................................. $ 26.25  $ 23.49
Total Return
(e)
Based on net asset value .................................................................................. 12.52% (4.63)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................................................
0.20% 0.20%
(h)
Net investment income ....................................................................................
0.73% 0.94%
(h)
Supplemental Data
Net assets, end of period (000) .............................................................................. $ 15,750  $ 13,626
Portfolio turnover rate
(i)
.................................................................................... 47% 16%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2026
iShares Annual Financial Statements and Additional Information
14
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  March 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Nasdaq Top 30 Stocks ................................................................................................. Non-diversified
Nasdaq-100 ex Top 30 ................................................................................................. Non-diversified

Notes to Financial Statements
(continued)
15
Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
16
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Nasdaq-100 ex Top 30
UBS AG ............................................ $ 270,078 $ (266,516) $ – $ 3,562
(b)
UBS Securities LLC .................................... 134,970 (134,970) – –
$ 405,048 $ (401,486) $ – $ 3,562
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
17
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Nasdaq Top 30 Stocks ..................................................................................................... $ 514
Nasdaq-100 ex Top 30 ..................................................................................................... 443
iShares ETF Purchases Sales
Nasdaq Top 30 Stocks .................................................................................. $ 55,591,521 $ 55,313,792
Nasdaq-100 ex Top 30 .................................................................................. 7,506,867 7,612,807

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
18
For the year ended March 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
iShares ETF
In-kind
Purchases
In-kind
Sales
Nasdaq Top 30 Stocks .................................................................................. $ 163,918,295 $ 67,302,590
Nasdaq-100 ex Top 30 .................................................................................. 5,807,304 5,304,160
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Nasdaq Top 30 Stocks ....................................................................... $ 17,942,813 $ (17,942,813)
Nasdaq-100 ex Top 30 ....................................................................... 1,874,134 (1,874,134)
—
iShares ETF
Year Ended
03/31/26
Period from
10/23/24
(a)
to
03/31/25
Nasdaq Top 30 Stocks
Ordinary income ........................................................................................... $ 813,487 $ 187,684
Nasdaq-100 ex Top 30
Ordinary income ........................................................................................... $ 113,755 $ 53,671
(a)
Commencement of operations.
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Nasdaq Top 30 Stocks ..................................................... $ 9,825 $ (5,190,559) $ 7,519,910 $ 2,339,176
Nasdaq-100 ex Top 30 ..................................................... 7,106 (746,380) (318,171) (1,057,445)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Nasdaq Top 30 Stocks .............................................. $ 209,183,019 $ 16,569,577 $ (9,049,667) $ 7,519,910
Nasdaq-100 ex Top 30 .............................................. 16,465,040 1,606,177 (1,924,348) (318,171)

Notes to Financial Statements
(continued)
19
Notes to Financial Statements
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
20
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/26
Period Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Nasdaq Top 30 Stocks
(a)
Shares sold 5,480,000 $ 164,239,159 4,000,000 $ 101,173,017
Shares redeemed
(2,160,000) (67,193,000) (80,000) (1,947,841)
3,320,000 $ 97,046,159 3,920,000 $ 99,225,176
Nasdaq-100 ex Top 30
(a)
Shares sold 220,000 $ 5,817,455 620,000 $ 15,433,124
Shares redeemed
(200,000) (5,439,099) (40,000) (996,727)
20,000 $ 378,356 580,000 $ 14,436,397
(a)
The Fund commenced operations on October 23, 2024.

Report of Independent Registered Public Accounting Firm
21
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31,
2026 and the statements of changes in net assets and the financial highlights for the year ended March 31, 2026 and for the period October 23, 2024 (commencement of operations) to March 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year ended March
31, 2026, and the changes in their net assets and each of their financial highlights for the year ended March 31, 2026 and for the period October 23, 2024 (commencement of operations) to March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Nasdaq Top 30 Stocks ETF
iShares Nasdaq-100 ex Top 30 ETF

Important Tax Information
(unaudited)
2026
iShares Annual Financial Statements and Additional Information
22
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Nasdaq Top 30 Stocks ............................................................................................... $ 1,173,865
Nasdaq-100 ex Top 30 ............................................................................................... 146,137
iShares ETF
Dividends-Received
Deduction
Nasdaq Top 30 Stocks ............................................................................................... 100 .00%
Nasdaq-100 ex Top 30 ............................................................................................... 100 .00

Additional Information
23
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2026
iShares Annual Financial Statements and Additional Information
24
Portfolio Abbreviation
ADR American Depositary Receipts
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
NYRS New York Registered Shares

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Nasdaq, Inc., nor does this compa-
ny make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: May 22, 2026

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: May 22, 2026